UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-28995
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 50	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08241
Amendment No. 177	☑
(Check appropriate box or boxes.)
Nationwide Variable Account-9

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2020

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2020 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Best of America® America’s FUTURE Annuity®
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2020.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2020), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 64. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II

•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
•	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
•	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Guggenheim Variable Funds - Multi-Hedge Strategies
•	Invesco - Invesco V.I. American Franchise Fund: Series II Shares
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
•	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I
•	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II
•	Invesco Oppenheimer V.I. Global Fund: Series I
•	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I
•	Invesco Oppenheimer V.I. International Growth Fund: Series II
•	Invesco Oppenheimer V.I. Main Street Fund: Series I
•	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
•	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II

•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
•	Neuberger Berman Advisers Management Trust - Mid Cap Growth Portfolio: Class S
•	Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB

•	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Options are referred to as Target Term Options in some states.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.

Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.

Table of Contents (continued)

Table of Contents (continued)

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%

Recurring Contract Expenses
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option	0.40% [14]
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-Only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%

For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.
[15]	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2019, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.27%	6.31%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.95%).

For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (6.31%)	$1,777	$3,549	$5,099	$8,365	*	$3,049	$4,799	$8,365	$1,077	$3,049	$4,799	$8,365
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$1,143	$1,837	$2,541	$4,546	*	$1,337	$2,241	$4,546	$ 443	$1,337	$2,241	$4,546
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000.The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.

Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.

Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account and to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70 or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).

Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.

The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.

The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.

GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.

Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.

The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretations thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.

Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2019, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).

For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.

Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC is elected); or

(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.

The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.

Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.

The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.

This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one or both of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial professional regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.

In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.

The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.

The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.

•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
•	Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II

•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.

If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.

Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.

Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.

Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.

Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.

Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.

U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.

Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.

Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.

Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:

•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.

Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.

When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:
1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:
2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)

2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)
2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.

When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.

Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
•	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.

Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.

Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.

Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.

5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.

If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.

Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.

Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;

•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.

Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-28995

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
MF:	The underlying mutual fund operates as a "feeder fund", which means it invests all of its investment assets in another mutual fund, the "master fund". Investors in this underlying mutual fund will bear the fees and expenses of both this underlying mutual fund and the "master fund" in which it invests. Therefore, this may result in higher expenses than those of other underlying mutual funds that invest directly in individual securities. Refer to the prospectus for this underlying mutual fund for more information.
VOL:	The underlying mutual fund uses a volatility management strategy to reduce a Contract Owner’s exposure to equity investments when equity markets are volatile which may limit investment losses in a down market. However, use of such a strategy may also limit the growth of Contract Value. Allocation to this type of underlying mutual fund may result in foregone investment gains that could otherwise be realized by investing in riskier underlying mutual funds.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Maximize total return consistent with the Adviser’s determination of reasonable risk.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.

BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	To maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	To seek long-term total return and current income.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seeks high total investment return.
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.

Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (formerly, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Income and capital growth consistent with reasonable risk.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks capital appreciation with income as a secondary goal.
Designation: FF
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks to maximize income while maintaining prospects for capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Asset Management, Ltd.
Investment Objective:	Seeks long-term capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2014
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks total return while seeking to provide volatility management
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds - Multi-Hedge Strategies
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation consistent with the return and risk characteristics of the hedge fund universe and, secondarily, to achieve these returns with low correlation to and less volatility than equity indices.
Invesco - Invesco V.I. American Franchise Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seek capital growth.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series II
This underlying mutual fund is only available in contracts for which good order applications were received before April 30, 2020
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. Global Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco Oppenheimer V.I. International Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.

Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (formerly, Janus Henderson VIT Flexible Bond Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (formerly, Janus Henderson VIT Forty Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (formerly, Janus Henderson VIT Global Technology Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (formerly, Janus Henderson VIT Overseas Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.

MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Limited
Investment Objective:	Both capital appreciation and current income.
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	Seeks total return on investment with dividend income as an important component of that return
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.
Designation: MF

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide long-term growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The Fund seeks to provide growth of capital.
Designation: MF
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II
Investment Advisor:	Capital Research and Management Company, Nationwide Fund Advisors
Investment Objective:	The fund seeks to achieve long-term growth of capital and income.
Designation: MF
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks high total investment return consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The Fund seeks long-term capital growth.

Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I (formerly, Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Columbia Management Investment Advisers, LLC
Investment Objective:	The Fund seeks to maximize total return consisting of capital appreciation and/or current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term total return consistent with reasonable risk.
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks primarily to provide growth of capital, and secondarily current income.
Designation: FF
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other NVIT Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed-income securities, consistent with preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks growth primarily and investment income secondarily consistent with the preservation of capital.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high total return (including income and capital gains) consistent with preservation of capital over the long term.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to achieve long-term growth of capital and income.
Designation: FF, VOL
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (formerly, Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.

Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2010
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.

Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Mid Cap Growth Portfolio: Class S
This underlying mutual fund is only available in contracts for which good order applications were received before November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks the highest available current income consistent with liquidity and low risk to principal; total return is a secondary goal.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.

PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital appreciation.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2019 (the maximum Variable Account charge of 3.95%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2019; therefore, no Condensed Financial Information is available:
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	12.115451	13.829289	14.15%	3,522
2018	13.202307	12.115451	-8.23%	7,381
2017	11.658706	13.202307	13.24%	7,386
2016	11.386938	11.658706	2.39%	1,601
2015	11.647565	11.386938	-2.24%	2,950
2014	11.284549	11.647565	3.22%	5,591
2013	10.178209	11.284549	10.87%	1,466
2012*	10.000000	10.178209	1.78%	6
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.677019	8.880783	15.68%	0
2018*	10.000000	7.677019	-23.23%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	18.629384	22.124841	18.76%	33,043
2018	22.205454	18.629384	-16.10%	36,894
2017	19.865193	22.205454	11.78%	46,928
2016	16.070856	19.865193	23.61%	56,150
2015	17.204617	16.070856	-6.59%	60,684
2014	15.943317	17.204617	7.91%	71,579
2013	11.694825	15.943317	36.33%	107,689
2012	9.966513	11.694825	17.34%	120,851
2011	11.011289	9.966513	-9.49%	142,980
2010	8.781806	11.011289	25.39%	148,375

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	14.098878	15.208159	7.87%	517,998
2018	14.647719	14.098878	-3.75%	570,744
2017	14.264089	14.647719	2.69%	669,805
2016	13.795265	14.264089	3.40%	765,432
2015	14.280010	13.795265	-3.39%	796,873
2014	13.956441	14.280010	2.32%	914,888
2013	15.395762	13.956441	-9.35%	1,160,886
2012	14.474697	15.395762	6.36%	1,587,569
2011	13.077251	14.474697	10.69%	1,778,312
2010	12.559712	13.077251	4.12%	1,839,304
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	28.883520	35.460847	22.77%	426,294
2018	31.312463	28.883520	-7.76%	519,099
2017	26.236989	31.312463	19.34%	597,472
2016	23.340797	26.236989	12.41%	683,666
2015	24.968028	23.340797	-6.52%	778,440
2014	22.405982	24.968028	11.43%	861,582
2013	16.654848	22.405982	34.53%	951,121
2012	14.654280	16.654848	13.65%	1,065,384
2011	14.348033	14.654280	2.13%	1,238,976
2010	12.690325	14.348033	13.06%	1,541,692
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	23.352719	29.873569	27.92%	195,793
2018	27.050046	23.352719	-13.67%	218,526
2017	24.449579	27.050046	10.64%	255,558
2016	20.091523	24.449579	21.69%	308,654
2015	20.579057	20.091523	-2.37%	278,769
2014	17.845645	20.579057	15.32%	321,804
2013	13.846758	17.845645	28.88%	283,060
2012	12.017634	13.846758	15.22%	291,299
2011	12.217384	12.017634	-1.63%	315,765
2010	10.343091	12.217384	18.12%	352,146
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	10.536383	11.987365	13.77%	91,505
2018	10.954414	10.536383	-3.82%	54,523
2017	10.328113	10.954414	6.06%	45,400
2016	9.242160	10.328113	11.75%	16,696
2015*	10.000000	9.242160	-7.58%	6,501
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	10.016735	10.829125	8.11%	74,848
2018	10.186839	10.016735	-1.67%	42,358
2017	9.964785	10.186839	2.23%	42,341
2016	9.818647	9.964785	1.49%	53,549
2015*	10.000000	9.818647	-1.81%	7,160

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	11.908994	15.035101	26.25%	83,328
2018	12.986990	11.908994	-8.30%	45,007
2017	11.255180	12.986990	15.39%	65,970
2016	9.790557	11.255180	14.96%	43,255
2015*	10.000000	9.790557	-2.09%	2,191
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	16.267208	18.973520	16.64%	313,871
2018	17.770901	16.267208	-8.46%	388,159
2017	15.778010	17.770901	12.63%	461,549
2016	15.345042	15.778010	2.82%	521,454
2015	15.648868	15.345042	-1.94%	577,315
2014	15.499469	15.648868	0.96%	601,900
2013	13.676520	15.499469	13.33%	641,233
2012	12.556505	13.676520	8.92%	666,174
2011	13.155568	12.556505	-4.55%	708,416
2010	12.100570	13.155568	8.72%	573,190
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	11.444519	13.586558	18.72%	52,092
2018	13.704544	11.444519	-16.49%	60,562
2017	12.026760	13.704544	13.95%	71,852
2016	10.539602	12.026760	14.11%	67,269
2015	10.915333	10.539602	-3.44%	52,024
2014*	10.000000	10.915333	9.15%	20,105
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	31.500863	38.132319	21.05%	182,676
2018	34.940747	31.500863	-9.84%	214,756
2017	31.382488	34.940747	11.34%	217,175
2016	25.199590	31.382488	24.54%	228,654
2015	26.048072	25.199590	-3.26%	261,216
2014	25.016676	26.048072	4.12%	298,330
2013	17.948769	25.016676	39.38%	368,019
2012	15.656696	17.948769	14.64%	425,148
2011	15.718089	15.656696	-0.39%	482,751
2010	12.611563	15.718089	24.63%	539,400
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	30.847362	39.916008	29.40%	2,507,873
2018	32.658678	30.847362	-5.55%	2,865,280
2017	27.127857	32.658678	20.39%	3,197,515
2016	24.517151	27.127857	10.65%	3,528,248
2015	24.481261	24.517151	0.15%	3,932,803
2014	21.790794	24.481261	12.35%	4,394,075
2013	16.662973	21.790794	30.77%	4,984,067
2012	14.535581	16.662973	14.64%	5,994,000
2011	14.404246	14.535581	0.91%	7,167,939
2010	12.663310	14.404246	13.75%	8,684,468

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	22.862537	30.425975	33.08%	359,286
2018	24.145918	22.862537	-5.32%	408,386
2017	21.135946	24.145918	14.24%	478,618
2016	19.332669	21.135946	9.33%	539,474
2015	20.162214	19.332669	-4.11%	614,719
2014	17.941911	20.162214	12.37%	702,466
2013	13.483253	17.941911	33.07%	781,919
2012	12.157073	13.483253	10.91%	895,487
2011	12.163802	12.157073	-0.06%	1,056,209
2010	10.695755	12.163802	13.73%	1,259,253
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	29.661777	39.898067	34.51%	387,920
2018	32.150879	29.661777	-7.74%	481,733
2017	25.491053	32.150879	26.13%	533,343
2016	23.849811	25.491053	6.88%	599,977
2015	24.687969	23.849811	-3.40%	704,427
2014	23.058902	24.687969	7.06%	802,298
2013	19.223244	23.058902	19.95%	957,935
2012	17.574938	19.223244	9.38%	1,110,913
2011	16.276326	17.574938	7.98%	1,224,440
2010	14.249671	16.276326	14.22%	1,238,074
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.728326	11.227972	15.42%	24,945
2018	10.231275	9.728326	-4.92%	14,224
2017*	10.000000	10.231275	2.31%	10,138
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	14.054626	17.779937	26.51%	53,680
2018	17.085069	14.054626	-17.74%	54,072
2017	15.433801	17.085069	10.70%	65,714
2016	11.886442	15.433801	29.84%	104,447
2015	12.829520	11.886442	-7.35%	47,079
2014	12.263538	12.829520	4.62%	61,232
2013*	10.000000	12.263538	22.64%	6,185
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	10.661394	11.307642	6.06%	173,731
2018	10.773465	10.661394	-1.04%	298,510
2017	10.514550	10.773465	2.46%	156,717
2016	9.743482	10.514550	7.91%	108,743
2015	9.935516	9.743482	-1.93%	53,702
2014*	10.000000	9.935516	-0.64%	24,587

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	19.639944	21.290436	8.40%	689,241
2018	19.947614	19.639944	-1.54%	795,043
2017	19.357260	19.947614	3.05%	919,204
2016	18.822597	19.357260	2.84%	1,007,630
2015	19.049497	18.822597	-1.19%	1,150,862
2014	18.529367	19.049497	2.81%	1,298,934
2013	18.515457	18.529367	0.08%	1,491,021
2012	17.037121	18.515457	8.68%	1,700,289
2011	16.817912	17.037121	1.30%	2,016,270
2010	15.648396	16.817912	7.47%	2,570,111
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.264627	10.575924	27.97%	10,877
2018*	10.000000	8.264627	-17.35%	4,987
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	16.042303	18.432136	14.90%	164,201
2018	16.890251	16.042303	-5.02%	185,379
2017	15.091288	16.890251	11.92%	178,452
2016	14.471883	15.091288	4.28%	194,595
2015	14.656383	14.471883	-1.26%	202,239
2014	14.180190	14.656383	3.36%	236,617
2013	12.625334	14.180190	12.32%	253,167
2012	11.413052	12.625334	10.62%	263,907
2011	11.555121	11.413052	-1.23%	210,294
2010	10.347901	11.555121	11.67%	212,456
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	16.173396	19.225106	18.87%	196,746
2018	17.367453	16.173396	-6.88%	218,310
2017	15.054053	17.367453	15.37%	238,133
2016	14.332029	15.054053	5.04%	239,323
2015	14.522693	14.332029	-1.31%	259,191
2014	14.008576	14.522693	3.67%	244,347
2013	12.196923	14.008576	14.85%	279,600
2012	10.879397	12.196923	12.11%	254,601
2011	11.108466	10.879397	-2.06%	235,919
2010	9.792985	11.108466	13.43%	230,809
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	16.746775	20.630761	23.19%	114,313
2018	18.355524	16.746775	-8.76%	118,993
2017	15.338074	18.355524	19.67%	126,124
2016	14.536953	15.338074	5.51%	129,113
2015	14.725838	14.536953	-1.28%	141,904
2014	14.177834	14.725838	3.87%	123,165
2013	11.781207	14.177834	20.34%	121,263
2012	10.299821	11.781207	14.38%	91,801
2011	10.686531	10.299821	-3.62%	100,965
2010	9.300869	10.686531	14.90%	86,534

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	11.386263	13.997823	22.94%	250,923
2018	12.030349	11.386263	-5.35%	159,697
2017	10.459713	12.030349	15.02%	79,606
2016*	10.000000	10.459713	4.60%	46,482
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019*	10.000000	11.036695	10.37%	16,934
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	8.143852	8.858933	8.78%	190,931
2018	10.929345	8.143852	-25.49%	203,699
2017	11.348840	10.929345	-3.70%	257,210
2016	8.581887	11.348840	32.24%	351,646
2015	10.932839	8.581887	-21.50%	299,062
2014	12.653015	10.932839	-13.59%	333,883
2013	10.289815	12.653015	22.97%	388,921
2012	9.919118	10.289815	3.74%	472,132
2011	10.563299	9.919118	-6.10%	693,938
2010	8.950007	10.563299	18.03%	762,961
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	26.321012	33.194789	26.12%	1,566,527
2018	29.011960	26.321012	-9.28%	1,768,061
2017	25.964799	29.011960	11.74%	2,010,133
2016	22.232855	25.964799	16.79%	2,315,314
2015	23.402947	22.232855	-5.00%	2,673,224
2014	21.747008	23.402947	7.61%	2,954,004
2013	17.151149	21.747008	26.80%	3,325,252
2012	14.776315	17.151149	16.07%	3,844,392
2011	14.790710	14.776315	-0.10%	4,698,682
2010	12.974852	14.790710	14.00%	5,908,009
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	11.727332	15.063557	28.45%	22,090
2018	13.039041	11.727332	-10.06%	15,374
2017	11.288552	13.039041	15.51%	16,845
2016*	10.000000	11.288552	12.89%	14,674
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	33.291983	44.248361	32.91%	1,342,782
2018	33.705865	33.291983	-1.23%	1,526,332
2017	25.205595	33.705865	33.72%	1,781,450
2016	25.266377	25.205595	-0.24%	2,003,985
2015	23.828197	25.266377	6.04%	2,293,593
2014	21.636043	23.828197	10.13%	2,418,446
2013	16.037388	21.636043	34.91%	2,683,343
2012	14.135507	16.037388	13.45%	3,066,898
2011	14.250682	14.135507	-0.81%	3,696,902
2010	11.597350	14.250682	22.88%	4,413,024

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	17.398559	19.804470	13.83%	656,211
2018	18.222450	17.398559	-4.52%	727,753
2017	17.181827	18.222450	6.06%	846,995
2016	15.166422	17.181827	13.29%	1,052,549
2015	15.909404	15.166422	-4.67%	1,137,243
2014	15.891231	15.909404	0.11%	727,278
2013	15.153563	15.891231	4.87%	836,574
2012	13.397380	15.153563	13.11%	1,005,149
2011	13.014661	13.397380	2.94%	1,227,894
2010	11.547337	13.014661	12.71%	1,585,321
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	15.509752	16.834287	8.54%	608,409
2018	15.758946	15.509752	-1.58%	646,783
2017	15.274544	15.758946	3.17%	771,238
2016	14.738547	15.274544	3.64%	824,346
2015	14.985664	14.738547	-1.65%	861,325
2014	14.306214	14.985664	4.75%	963,476
2013	14.721597	14.306214	-2.82%	1,115,339
2012	14.052458	14.721597	4.76%	1,420,243
2011	13.232986	14.052458	6.19%	1,622,008
2010	12.407121	13.232986	6.66%	2,111,646
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	18.681230	22.824042	22.18%	268,616
2018	22.096195	18.681230	-15.45%	320,792
2017	18.481245	22.096195	19.56%	366,277
2016	16.642209	18.481245	11.05%	440,173
2015	17.057651	16.642209	-2.44%	541,985
2014	16.216426	17.057651	5.19%	698,470
2013	12.032648	16.216426	34.77%	820,841
2012	10.586731	12.032648	13.66%	981,456
2011	11.970988	10.586731	-11.56%	1,199,882
2010	9.390402	11.970988	27.48%	1,460,171
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	18.359094	23.217056	26.46%	400,532
2018	21.777742	18.359094	-15.70%	450,679
2017	16.898895	21.777742	28.87%	510,564
2016	17.981441	16.898895	-6.02%	566,584
2015	17.541605	17.981441	2.51%	633,451
2014	19.283551	17.541605	-9.03%	269,023
2013	14.932471	19.283551	29.14%	307,699
2012	12.506931	14.932471	19.39%	368,399
2011	15.254762	12.506931	-18.01%	433,731
2010	13.630109	15.254762	11.92%	534,117
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	9.472748	11.536031	21.78%	38,442
2018	10.224053	9.472748	-7.35%	25,891
2017*	10.000000	10.224053	2.24%	14,944

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	23.758112	31.601971	33.02%	67,756
2018	29.016016	23.758112	-18.12%	77,121
2017	24.572987	29.016016	18.08%	102,264
2016	22.660141	24.572987	8.44%	115,585
2015	23.598346	22.660141	-3.98%	139,273
2014	22.330248	23.598346	5.68%	156,266
2013	17.282621	22.330248	29.21%	181,445
2012	13.728233	17.282621	25.89%	227,555
2011	15.205010	13.728233	-9.71%	267,564
2010	12.139346	15.205010	25.25%	341,523
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	13.402159	15.911110	18.72%	69,431
2018	14.976455	13.402159	-10.51%	81,300
2017	13.502325	14.976455	10.92%	81,388
2016	12.044022	13.502325	12.11%	154,515
2015	12.965069	12.044022	-7.10%	173,026
2014	12.726936	12.965069	1.87%	200,334
2013	10.381296	12.726936	22.59%	129,537
2012	9.087691	10.381296	14.23%	112,485
2011	9.318350	9.087691	-2.48%	127,521
2010	8.532754	9.318350	9.21%	131,758
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	16.947544	19.482265	14.96%	382,840
2018	17.880586	16.947544	-5.22%	449,428
2017	16.459474	17.880586	8.63%	525,238
2016	14.573276	16.459474	12.94%	566,436
2015	15.829727	14.573276	-7.94%	699,676
2014	15.276408	15.829727	3.62%	826,837
2013	13.535842	15.276408	12.86%	812,231
2012	12.131090	13.535842	11.58%	851,645
2011	11.961999	12.131090	1.41%	1,000,383
2010	10.718361	11.961999	11.60%	1,076,232
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	17.839263	22.325433	25.15%	100,717
2018	20.673329	17.839263	-13.71%	99,670
2017	18.861930	20.673329	9.60%	120,839
2016	14.626849	18.861930	28.95%	158,519
2015	15.944987	14.626849	-8.27%	186,511
2014	16.006493	15.944987	-0.38%	243,211
2013	11.861537	16.006493	34.94%	310,152
2012	10.115536	11.861537	17.26%	336,628
2011	10.611363	10.115536	-4.67%	473,685
2010	8.355085	10.611363	27.00%	995,169

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	10.067088	12.633504	25.49%	83,567
2018	12.070794	10.067088	-16.60%	84,110
2017	8.679103	12.070794	39.08%	158,887
2016	7.460840	8.679103	16.33%	87,581
2015	9.369024	7.460840	-20.37%	112,952
2014*	10.000000	9.369024	-6.31%	137,894
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	8.260963	9.207663	11.46%	163,638
2018	9.863805	8.260963	-16.25%	176,138
2017	8.533633	9.863805	15.59%	217,399
2016	8.038478	8.533633	6.16%	242,528
2015	8.679069	8.038478	-7.38%	270,902
2014*	10.000000	8.679069	-13.21%	282,566
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	9.872562	9.975622	1.04%	648,090
2018	9.778278	9.872562	0.96%	726,063
2017	9.685290	9.778278	0.96%	914,532
2016	9.498810	9.685290	1.96%	979,100
2015	10.021302	9.498810	-5.21%	1,208,839
2014*	10.000000	10.021302	0.21%	1,392,391
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	12.146479	13.467181	10.87%	5,983
2018	12.819440	12.146479	-5.25%	6,301
2017	11.441863	12.819440	12.04%	7,083
2016	11.071110	11.441863	3.35%	6,709
2015	11.867646	11.071110	-6.71%	6,513
2014	11.526695	11.867646	2.96%	4,659
2013	10.247087	11.526695	12.49%	183
2012*	10.000000	10.247087	2.47%	18
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.428095	10.162353	7.79%	846
2018*	10.000000	9.428095	-5.72%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	9.885395	10.282344	4.02%	25,900
2018	10.514288	9.885395	-5.98%	36,239
2017	10.238623	10.514288	2.69%	36,377
2016	10.386785	10.238623	-1.43%	35,508
2015	10.296053	10.386785	0.88%	36,295
2014	9.932018	10.296053	3.67%	14,107
2013*	10.000000	9.932018	-0.68%	1,885

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	18.013316	24.341469	35.13%	11,461
2018	18.923195	18.013316	-4.81%	12,526
2017	15.039451	18.923195	25.82%	11,182
2016	14.883132	15.039451	1.05%	3,398
2015	14.344494	14.883132	3.76%	5,352
2014	13.388424	14.344494	7.14%	5,489
2013	9.668984	13.388424	38.47%	18,403
2012*	10.000000	9.668984	-3.31%	16,472
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	13.849067	17.151982	23.85%	1,397
2018	15.817389	13.849067	-12.44%	1,418
2017	13.927832	15.817389	13.57%	3,125
2016	12.425537	13.927832	12.09%	3,079
2015	13.105711	12.425537	-5.19%	1,000
2014	12.701777	13.105711	3.18%	1,011
2013	9.982237	12.701777	27.24%	462
2012*	10.000000	9.982237	-0.18%	2
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	25.231966	34.829994	38.04%	540,580
2018	27.125270	25.231966	-6.98%	586,033
2017	21.262785	27.125270	27.57%	654,295
2016	20.976508	21.262785	1.36%	712,278
2015	19.865366	20.976508	5.59%	818,599
2014	18.959246	19.865366	4.78%	910,028
2013	14.075906	18.959246	34.69%	1,039,616
2012	12.204013	14.075906	15.34%	1,194,655
2011	12.187288	12.204013	0.14%	1,383,313
2010	9.652914	12.187288	26.26%	1,772,221
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	23.239360	30.335629	30.54%	1,036,335
2018	27.025492	23.239360	-14.01%	1,137,605
2017	19.964090	27.025492	35.37%	1,243,037
2016	20.138531	19.964090	-0.87%	1,391,811
2015	19.560215	20.138531	2.96%	1,600,608
2014	19.305299	19.560215	1.32%	1,801,274
2013	15.309784	19.305299	26.10%	739,235
2012	12.746431	15.309784	20.11%	844,375
2011	14.031691	12.746431	-9.16%	1,050,615
2010	12.215918	14.031691	14.86%	1,385,557

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	10.426350	11.443019	9.75%	106,256
2018	11.011129	10.426350	-5.31%	131,391
2017	10.460330	11.011129	5.27%	163,873
2016	9.912785	10.460330	5.52%	171,381
2015	10.239328	9.912785	-3.19%	199,362
2014	10.052187	10.239328	1.86%	151,633
2013	10.162036	10.052187	-1.08%	195,212
2012*	10.000000	10.162036	1.62%	40,311
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	8.893518	11.271316	26.74%	101,339
2018	11.161589	8.893518	-20.32%	91,266
2017	8.911654	11.161589	25.25%	102,064
2016	9.248003	8.911654	-3.64%	89,645
2015	9.055435	9.248003	2.13%	43,854
2014*	10.000000	9.055435	-9.45%	19,882
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	24.393314	31.912886	30.83%	834,840
2018	26.737116	24.393314	-8.77%	950,630
2017	23.088641	26.737116	15.80%	1,097,926
2016	20.883437	23.088641	10.56%	1,226,490
2015	20.404603	20.883437	2.35%	1,333,929
2014	18.608580	20.404603	9.65%	1,516,176
2013	14.257062	18.608580	30.52%	1,695,852
2012	12.316211	14.257062	15.76%	1,980,286
2011	12.435882	12.316211	-0.96%	2,351,343
2010	10.813307	12.435882	15.01%	3,036,121
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	19.264301	24.132258	25.27%	92,768
2018	21.689220	19.264301	-11.18%	127,295
2017	19.181290	21.689220	13.07%	147,495
2016	16.403444	19.181290	16.93%	180,277
2015	17.598949	16.403444	-6.79%	201,774
2014	15.873477	17.598949	10.87%	216,950
2013	11.364432	15.873477	39.68%	243,832
2012	9.724523	11.364432	16.86%	585,982
2011	10.039715	9.724523	-3.14%	644,130
2010	8.213490	10.039715	22.23%	258,792

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	29.173522	35.189430	20.62%	59,976
2018	31.149076	29.173522	-6.34%	73,310
2017	26.588535	31.149076	17.15%	79,878
2016	27.550399	26.588535	-3.49%	112,592
2015	30.347571	27.550399	-9.22%	154,505
2014	32.341410	30.347571	-6.16%	199,047
2013	26.093716	32.341410	23.94%	268,887
2012	22.105593	26.093716	18.04%	261,519
2011	24.050210	22.105593	-8.09%	302,769
2010	22.342511	24.050210	7.64%	274,270
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	29.408976	32.389947	10.14%	79,121
2018	30.334128	29.408976	-3.05%	98,455
2017	28.707080	30.334128	5.67%	115,837
2016	24.944076	28.707080	15.09%	127,658
2015	26.935448	24.944076	-7.39%	116,784
2014	26.685518	26.935448	0.94%	194,145
2013	24.381549	26.685518	9.45%	259,521
2012	20.748259	24.381549	17.51%	92,978
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	30.294483	41.391495	36.63%	53,691
2018	30.604479	30.294483	-1.01%	54,503
2017	24.348446	30.604479	25.69%	41,791
2016	23.164653	24.348446	5.11%	45,792
2015	24.821492	23.164653	-6.68%	60,189
2014	23.231361	24.821492	6.84%	35,592
2013	18.050286	23.231361	28.70%	24,050
2012	16.047707	18.050286	12.48%	13,411
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	9.941290	10.760394	8.24%	64,753
2018	10.167961	9.941290	-2.23%	49,208
2017	9.932204	10.167961	2.37%	100,749
2016	9.809271	9.932204	1.25%	97,418
2015*	10.000000	9.809271	-1.91%	37,884
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	22.990068	31.163522	35.55%	901,107
2018	22.819549	22.990068	0.75%	967,396
2017	17.721928	22.819549	28.76%	1,089,983
2016	17.550516	17.721928	0.98%	1,272,183
2015	15.829271	17.550516	10.87%	1,479,407
2014	14.733497	15.829271	7.44%	1,608,383
2013	11.364682	14.733497	29.64%	1,891,857
2012	9.263749	11.364682	22.68%	2,358,485
2011	10.050055	9.263749	-7.82%	2,754,178
2010	9.528992	10.050055	5.47%	3,721,301

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	13.464750	19.314346	43.44%	742,875
2018	13.472123	13.464750	-0.05%	806,604
2017	9.385548	13.472123	43.54%	864,385
2016	8.322537	9.385548	12.77%	886,807
2015	8.029341	8.322537	3.65%	1,018,673
2014	7.413382	8.029341	8.31%	1,113,685
2013	5.528055	7.413382	34.10%	1,333,627
2012	4.684211	5.528055	18.01%	1,548,572
2011	5.177274	4.684211	-9.52%	1,171,961
2010	4.201804	5.177274	23.22%	1,427,029
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	12.062290	15.138535	25.50%	737,049
2018	14.350851	12.062290	-15.95%	807,283
2017	11.076146	14.350851	29.57%	922,656
2016	11.986035	11.076146	-7.59%	1,058,037
2015	13.269261	11.986035	-9.67%	1,216,563
2014	15.240865	13.269261	-12.94%	1,415,180
2013	13.464155	15.240865	13.20%	1,682,894
2012	12.010491	13.464155	12.10%	2,004,604
2011	17.920745	12.010491	-32.98%	1,157,892
2010	14.472005	17.920745	23.83%	1,403,093
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	28.599596	35.908774	25.56%	113,442
2018	32.752059	28.599596	-12.68%	148,923
2017	29.064701	32.752059	12.69%	185,002
2016	25.583222	29.064701	13.61%	206,635
2015	26.533118	25.583222	-3.58%	226,013
2014	23.271888	26.533118	14.01%	238,583
2013	17.758747	23.271888	31.04%	268,060
2012	14.894463	17.758747	19.23%	252,933
2011	14.718963	14.894463	1.19%	210,458
2010	12.036907	14.718963	22.28%	260,724
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	9.168193	10.728593	17.02%	153,158
2018	11.365718	9.168193	-19.33%	162,119
2017	8.976574	11.365718	26.62%	242,691
2016	7.503267	8.976574	19.64%	194,646
2015	9.475673	7.503267	-20.82%	116,502
2014*	10.000000	9.475673	-5.24%	51,673
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	10.082749	10.826849	7.38%	37,897
2018	10.285572	10.082749	-1.97%	15,288
2017	9.997674	10.285572	2.88%	12,966
2016*	10.000000	9.997674	-0.02%	7,863

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	16.718555	23.394755	39.93%	47,016
2018	17.174720	16.718555	-2.66%	33,510
2017	13.724931	17.174720	25.14%	35,413
2016	12.735637	13.724931	7.77%	24,976
2015	13.139716	12.735637	-3.08%	30,640
2014	14.340463	13.139716	-8.37%	44,438
2013	10.252190	14.340463	39.88%	117,997
2012*	10.000000	10.252190	2.52%	11,888
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	19.917465	25.549230	28.28%	489,589
2018	22.432877	19.917465	-11.21%	537,684
2017	19.299330	22.432877	16.24%	661,440
2016	17.124839	19.299330	12.70%	745,939
2015	17.452091	17.124839	-1.88%	824,001
2014	15.988307	17.452091	9.16%	886,431
2013	11.904227	15.988307	34.31%	999,401
2012	10.371441	11.904227	14.78%	1,060,251
2011	10.519780	10.371441	-1.41%	1,202,150
2010	9.549524	10.519780	10.16%	1,275,049
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.883714	8.84%	3,072
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	18.546590	23.082956	24.46%	344,328
2018	20.742507	18.546590	-10.59%	406,403
2017	16.512381	20.742507	25.62%	431,380
2016	16.053670	16.512381	2.86%	472,336
2015	15.244199	16.053670	5.31%	458,034
2014	15.218030	15.244199	0.17%	385,771
2013	12.037490	15.218030	26.42%	326,134
2012	10.483109	12.037490	14.83%	259,926
2011	10.774935	10.483109	-2.71%	248,969
2010*	10.000000	10.774935	7.75%	36,477
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	14.317189	15.724094	9.83%	147,260
2018	14.550013	14.317189	-1.60%	88,319
2017	13.826018	14.550013	5.24%	126,346
2016	13.154412	13.826018	5.11%	116,585
2015	13.367602	13.154412	-1.59%	92,357
2014	12.512913	13.367602	6.83%	82,018
2013	12.673091	12.512913	-1.26%	48,811
2012	11.691238	12.673091	8.40%	55,184
2011	11.172115	11.691238	4.65%	94,254
2010	10.527112	11.172115	6.13%	128,276

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	31.751915	35.932516	13.17%	36,086
2018	34.450801	31.751915	-7.83%	44,097
2017	31.702083	34.450801	8.67%	49,617
2016	28.949793	31.702083	9.51%	54,969
2015	29.557182	28.949793	-2.05%	64,248
2014	28.991915	29.557182	1.95%	75,642
2013	32.076593	28.991915	-9.62%	92,082
2012	27.453903	32.076593	16.84%	108,811
2011	25.895341	27.453903	6.02%	130,590
2010	23.822195	25.895341	8.70%	162,295
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	9.549480	12.094645	26.65%	44,074
2018	10.467364	9.549480	-8.77%	37,104
2017	9.389640	10.467364	11.48%	21,177
2016	8.245371	9.389640	13.88%	22,808
2015*	10.000000	8.245371	-17.55%	3,189
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	18.466790	22.681633	22.82%	4,303
2018	20.087397	18.466790	-8.07%	4,975
2017	17.256439	20.087397	16.41%	6,106
2016	15.694478	17.256439	9.95%	6,763
2015	17.068283	15.694478	-8.05%	19,287
2014	17.595124	17.068283	-2.99%	19,914
2013	13.465550	17.595124	30.67%	48,448
2012	11.086505	13.465550	21.46%	30,754
2011	11.295511	11.086505	-1.85%	20,801
2010*	10.000000	11.295511	12.96%	12
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	17.647976	21.113174	19.64%	647,541
2018	18.751843	17.647976	-5.89%	739,886
2017	16.349187	18.751843	14.70%	741,383
2016	15.142775	16.349187	7.97%	667,262
2015	15.139024	15.142775	0.02%	678,861
2014	14.557717	15.139024	3.99%	674,807
2013	11.921435	14.557717	22.11%	669,019
2012	10.401319	11.921435	14.61%	659,796
2011	10.404216	10.401319	-0.03%	714,148
2010	9.377085	10.404216	10.95%	900,203

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	12.228134	13.199997	7.95%	224,482
2018	12.480021	12.228134	-2.02%	256,680
2017	12.207335	12.480021	2.23%	278,015
2016	12.005894	12.207335	1.68%	295,174
2015	12.149105	12.005894	-1.18%	339,785
2014	11.683962	12.149105	3.98%	358,705
2013	12.107662	11.683962	-3.50%	428,602
2012	11.645656	12.107662	3.97%	577,937
2011	11.120547	11.645656	4.72%	645,899
2010	10.592676	11.120547	4.98%	701,913
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	19.516057	26.053607	33.50%	238,335
2018	21.754035	19.516057	-10.29%	265,465
2017	16.769207	21.754035	29.73%	299,552
2016	16.897976	16.769207	-0.76%	298,296
2015	16.012366	16.897976	5.53%	294,394
2014	15.874540	16.012366	0.87%	335,913
2013	12.458485	15.874540	27.42%	401,219
2012	10.302734	12.458485	20.92%	472,119
2011	11.469029	10.302734	-10.17%	534,290
2010	10.403352	11.469029	10.24%	739,912
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	21.719537	28.028673	29.05%	371,167
2018	22.073897	21.719537	-1.61%	471,469
2017	17.437829	22.073897	26.59%	447,088
2016	16.141606	17.437829	8.03%	435,471
2015	15.312284	16.141606	5.42%	594,159
2014	14.305178	15.312284	7.04%	795,311
2013	11.142876	14.305178	28.38%	1,070,530
2012	9.582479	11.142876	16.28%	1,201,952
2011	10.150050	9.582479	-5.59%	1,421,918
2010	8.669986	10.150050	17.07%	1,589,193
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	17.858065	22.228472	24.47%	285,888
2018	18.433049	17.858065	-3.12%	302,827
2017	15.262722	18.433049	20.77%	321,523
2016	13.870826	15.262722	10.03%	373,501
2015	13.853317	13.870826	0.13%	382,920
2014	12.688489	13.853317	9.18%	416,728
2013	9.633985	12.688489	31.71%	421,332
2012	8.308872	9.633985	15.95%	416,950
2011	8.580214	8.308872	-3.16%	499,025
2010	7.805765	8.580214	9.92%	490,740

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	20.613988	22.290203	8.13%	454,292
2018	21.312551	20.613988	-3.28%	522,003
2017	20.235236	21.312551	5.32%	584,349
2016	18.802957	20.235236	7.62%	627,738
2015	19.548293	18.802957	-3.81%	712,315
2014	18.997957	19.548293	2.90%	816,088
2013	19.398272	18.997957	-2.06%	840,059
2012	17.447495	19.398272	11.18%	1,051,092
2011	16.688582	17.447495	4.55%	1,203,410
2010	15.235554	16.688582	9.54%	1,449,914
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	23.629108	29.796716	26.10%	162,369
2018	25.723547	23.629108	-8.14%	175,406
2017	22.008855	25.723547	16.88%	210,694
2016	18.848010	22.008855	16.77%	238,523
2015	20.307950	18.848010	-7.19%	294,721
2014	18.780840	20.307950	8.13%	352,433
2013	13.978855	18.780840	34.35%	422,319
2012	11.913473	13.978855	17.34%	384,207
2011	12.313814	11.913473	-3.25%	446,219
2010	10.738195	12.313814	14.67%	583,755
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	10.756697	12.246830	13.85%	69
2018	11.865562	10.756697	-9.35%	294
2017	10.114556	11.865562	17.31%	821
2016*	10.000000	10.114556	1.15%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.118613	10.682561	5.57%	5,106
2018*	10.000000	10.118613	1.19%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	25.316412	28.772227	13.65%	322,162
2018	26.350813	25.316412	-3.93%	359,869
2017	24.919103	26.350813	5.75%	434,906
2016	22.037740	24.919103	13.07%	449,568
2015	22.844721	22.037740	-3.53%	592,532
2014	22.490251	22.844721	1.58%	614,798
2013	21.206212	22.490251	6.06%	341,007
2012	18.689512	21.206212	13.47%	413,249
2011	18.174511	18.689512	2.83%	506,746
2010	16.215688	18.174511	12.08%	666,549

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	17.524173	22.230297	26.86%	932,624
2018	18.578559	17.524173	-5.68%	1,074,102
2017	15.022506	18.578559	23.67%	1,259,058
2016	13.350273	15.022506	12.53%	1,399,264
2015	13.625423	13.350273	-2.02%	1,558,741
2014	12.904472	13.625423	5.59%	1,761,052
2013	9.058714	12.904472	42.45%	2,049,457
2012	7.820800	9.058714	15.83%	2,372,993
2011	8.933624	7.820800	-12.46%	2,900,512
2010	7.801655	8.933624	14.51%	3,630,813
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	12.831730	16.279551	26.87%	11,703
2018	13.638406	12.831730	-5.91%	19,414
2017	11.036287	13.638406	23.58%	14,682
2016*	10.000000	11.036287	10.36%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	18.263526	24.086682	31.88%	442,127
2018	22.072194	18.263526	-17.26%	514,819
2017	17.717100	22.072194	24.58%	596,839
2016	18.274307	17.717100	-3.05%	660,433
2015	18.540650	18.274307	-1.44%	754,349
2014	18.909099	18.540650	-1.95%	864,156
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	26.689653	34.183647	28.08%	1,332,010
2018	26.947847	26.689653	-0.96%	1,483,271
2017	22.572889	26.947847	19.38%	1,713,330
2016	20.458760	22.572889	10.33%	1,910,546
2015	20.463568	20.458760	-0.02%	2,181,235
2014	18.421972	20.463568	11.08%	2,432,136
2013	14.186387	18.421972	29.86%	2,684,638
2012	12.540234	14.186387	13.13%	3,065,759
2011	12.593666	12.540234	-0.42%	3,642,673
2010	11.207070	12.593666	12.37%	4,409,792
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	14.407792	17.690258	22.78%	42,171
2018	16.298033	14.407792	-11.60%	41,836
2017	13.734644	16.298033	18.66%	46,609
2016	12.795829	13.734644	7.34%	76,973
2015	13.149156	12.795829	-2.69%	87,066
2014	12.703984	13.149156	3.50%	94,715
2013	9.905989	12.703984	28.25%	85,469
2012	8.610358	9.905989	15.05%	86,747
2011	9.285006	8.610358	-7.27%	117,268
2010	8.154464	9.285006	13.86%	90,673

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	13.795504	15.875232	15.08%	97,933
2018	14.854509	13.795504	-7.13%	114,118
2017	13.383683	14.854509	10.99%	121,402
2016	12.733900	13.383683	5.10%	179,563
2015	12.993669	12.733900	-2.00%	223,508
2014	12.577768	12.993669	3.31%	226,819
2013	11.075101	12.577768	13.57%	295,647
2012	10.067963	11.075101	10.00%	251,968
2011	10.302913	10.067963	-2.28%	230,648
2010	9.421327	10.302913	9.36%	200,546
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	14.355239	17.096805	19.10%	99,170
2018	15.781409	14.355239	-9.04%	130,976
2017	13.757858	15.781409	14.71%	95,937
2016	12.941897	13.757858	6.30%	149,761
2015	13.241957	12.941897	-2.27%	163,288
2014	12.769136	13.241957	3.70%	156,925
2013	10.632627	12.769136	20.09%	140,594
2012	9.446137	10.632627	12.56%	155,748
2011	9.877084	9.446137	-4.36%	186,816
2010	8.872557	9.877084	11.32%	196,470
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	12.683671	13.903723	9.62%	143,205
2018	13.148522	12.683671	-3.54%	133,911
2017	12.480726	13.148522	5.35%	133,601
2016	12.044507	12.480726	3.62%	94,145
2015	12.249919	12.044507	-1.68%	143,025
2014	11.968096	12.249919	2.35%	128,169
2013	11.514872	11.968096	3.94%	135,744
2012	10.814610	11.514872	6.48%	136,361
2011	10.766211	10.814610	0.45%	239,287
2010	10.177342	10.766211	5.79%	266,903
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	11.405927	12.862588	12.77%	1,892
2018	12.384365	11.405927	-7.90%	2,055
2017	10.894206	12.384365	13.68%	720
2016	10.419449	10.894206	4.56%	0
2015	10.991334	10.419449	-5.20%	1,820
2014	10.851490	10.991334	1.29%	0
2013*	10.000000	10.851490	8.51%	0

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	11.705186	13.381236	14.32%	3,911
2018	12.717600	11.705186	-7.96%	3,911
2017	10.900030	12.717600	16.67%	3,911
2016	10.360659	10.900030	5.21%	72,906
2015	10.996269	10.360659	-5.78%	77,056
2014	10.990343	10.996269	0.05%	75,432
2013*	10.000000	10.990343	9.90%	16,633
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	14.133926	16.539801	17.02%	131,442
2018	15.358614	14.133926	-7.97%	150,599
2017	13.605030	15.358614	12.89%	149,780
2016	12.867981	13.605030	5.73%	197,873
2015	13.131352	12.867981	-2.01%	274,077
2014	12.677907	13.131352	3.58%	285,292
2013	10.865022	12.677907	16.69%	355,732
2012	9.761924	10.865022	11.30%	392,089
2011	10.090736	9.761924	-3.26%	457,312
2010	9.147371	10.090736	10.31%	454,489
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	14.353630	17.377904	21.07%	35,427
2018	16.013900	14.353630	-10.37%	70,493
2017	13.692879	16.013900	16.95%	82,631
2016	12.848490	13.692879	6.57%	127,604
2015	13.170287	12.848490	-2.44%	146,784
2014	12.716502	13.170287	3.57%	179,874
2013	10.330540	12.716502	23.10%	176,549
2012	9.102215	10.330540	13.49%	188,763
2011	9.639659	9.102215	-5.58%	208,141
2010	8.588829	9.639659	12.23%	232,906
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	13.530026	15.318109	13.22%	96,867
2018	14.343726	13.530026	-5.67%	113,087
2017	13.178203	14.343726	8.84%	93,344
2016	12.551452	13.178203	4.99%	115,993
2015	12.808258	12.551452	-2.01%	158,176
2014	12.423929	12.808258	3.09%	180,466
2013	11.275842	12.423929	10.18%	197,581
2012	10.345184	11.275842	9.00%	219,134
2011	10.472530	10.345184	-1.22%	250,160
2010	9.696966	10.472530	8.00%	241,900

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	14.677302	16.353146	11.42%	38,450
2018	17.576499	14.677302	-16.49%	46,325
2017	14.459678	17.576499	21.56%	52,271
2016	14.436952	14.459678	0.16%	33,376
2015	15.167356	14.436952	-4.82%	36,782
2014	16.670988	15.167356	-9.02%	42,665
2013	14.014699	16.670988	18.95%	45,876
2012	11.834153	14.014699	18.43%	88,025
2011	13.642767	11.834153	-13.26%	106,486
2010	12.951641	13.642767	5.34%	86,768
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	13.462346	14.526973	7.91%	92,961
2018	13.649390	13.462346	-1.37%	88,001
2017	13.199590	13.649390	3.41%	93,402
2016	12.649579	13.199590	4.35%	108,977
2015	12.863549	12.649579	-1.66%	110,714
2014	12.361997	12.863549	4.06%	141,007
2013	12.723774	12.361997	-2.84%	148,308
2012	11.921719	12.723774	6.73%	164,038
2011	11.291133	11.921719	5.58%	245,536
2010	10.648045	11.291133	6.04%	213,850
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	13.849343	15.033801	8.55%	71,257
2018	14.189139	13.849343	-2.39%	78,737
2017	13.804843	14.189139	2.78%	89,603
2016	13.486986	13.804843	2.36%	117,745
2015	13.687124	13.486986	-1.46%	146,345
2014	13.175242	13.687124	3.89%	140,847
2013	13.579823	13.175242	-2.98%	137,007
2012	12.799331	13.579823	6.10%	135,063
2011	12.184889	12.799331	5.04%	119,444
2010	11.378498	12.184889	7.09%	85,104
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	10.539854	12.503234	18.63%	15,662
2018	11.848321	10.539854	-11.04%	16,202
2017	10.146913	11.848321	16.77%	13,520
2016	9.196723	10.146913	10.33%	4,393
2015*	10.000000	9.196723	-8.03%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	10.421156	12.129896	16.40%	17,037
2018	11.414046	10.421156	-8.70%	19,302
2017	10.123013	11.414046	12.75%	3,306
2016	9.395917	10.123013	7.74%	3,654
2015*	10.000000	9.395917	-6.04%	5,875

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	22.748796	27.702937	21.78%	159,115
2018	27.812219	22.748796	-18.21%	174,827
2017	19.842858	27.812219	40.16%	182,198
2016	18.597562	19.842858	6.70%	192,005
2015	22.351225	18.597562	-16.79%	222,824
2014	23.880555	22.351225	-6.40%	261,117
2013	23.931129	23.880555	-0.21%	11,134
2012	20.612219	23.931129	16.10%	13,387
2011	26.807845	20.612219	-23.11%	14,456
2010	23.296502	26.807845	15.07%	17,949
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	18.799182	19.788159	5.26%	1,266,081
2018	18.989598	18.799182	-1.00%	1,469,864
2017	18.779809	18.989598	1.12%	1,593,258
2016	18.819853	18.779809	-0.21%	1,842,409
2015	19.021030	18.819853	-1.06%	2,096,253
2014	18.364382	19.021030	3.58%	2,410,620
2013	19.324204	18.364382	-4.97%	2,769,081
2012	18.931293	19.324204	2.08%	3,402,629
2011	17.819570	18.931293	6.24%	4,071,870
2010	17.169467	17.819570	3.79%	4,997,308
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	11.998867	12.096598	0.81%	3,822,657
2018	11.948419	11.998867	0.42%	4,098,945
2017	12.012069	11.948419	-0.53%	3,981,086
2016	12.126037	12.012069	-0.94%	4,361,708
2015	12.242336	12.126037	-0.95%	4,666,810
2014	12.359750	12.242336	-0.95%	4,793,824
2013	12.478292	12.359750	-0.95%	4,998,916
2012	12.598299	12.478292	-0.95%	5,595,409
2011	12.718790	12.598299	-0.95%	7,146,425
2010	12.840763	12.718790	-0.95%	7,691,190
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	14.825359	17.492348	17.99%	296,410
2018	17.513348	14.825359	-15.35%	344,080
2017	13.872445	17.513348	26.25%	378,990
2016	13.884499	13.872445	-0.09%	398,455
2015	14.459696	13.884499	-3.98%	473,533
2014	14.664123	14.459696	-1.39%	534,154
2013	12.564204	14.664123	16.71%	138,962
2012	10.972422	12.564204	14.51%	163,155
2011	12.276194	10.972422	-10.62%	198,886
2010	10.939868	12.276194	12.22%	12,002

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	10.349448	12.424561	20.05%	124,767
2018	12.168211	10.349448	-14.95%	124,673
2017	9.870612	12.168211	23.28%	148,874
2016	9.913175	9.870612	-0.43%	155,535
2015	10.149211	9.913175	-2.33%	172,653
2014	10.922385	10.149211	-7.08%	206,450
2013	9.112475	10.922385	19.86%	216,756
2012	7.782692	9.112475	17.09%	218,592
2011	9.015626	7.782692	-13.68%	221,649
2010	8.475041	9.015626	6.38%	231,954
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	22.827523	27.976627	22.56%	264,906
2018	25.286732	22.827523	-9.73%	238,616
2017	21.555968	25.286732	17.31%	289,056
2016	19.879984	21.555968	8.43%	371,715
2015	20.273000	19.879984	-1.94%	540,455
2014	19.495509	20.273000	3.99%	584,777
2013	15.467880	19.495509	26.04%	599,826
2012	13.473818	15.467880	14.80%	682,165
2011	14.159421	13.473818	-4.84%	790,741
2010	12.470836	14.159421	13.54%	921,331
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	17.121496	19.560519	14.25%	95,571
2018	18.167622	17.121496	-5.76%	105,009
2017	16.504352	18.167622	10.08%	145,248
2016	15.674341	16.504352	5.30%	144,863
2015	15.852202	15.674341	-1.12%	158,200
2014	15.302587	15.852202	3.59%	157,088
2013	13.620887	15.302587	12.35%	134,356
2012	12.571832	13.620887	8.34%	132,170
2011	12.580870	12.571832	-0.07%	144,335
2010	11.566339	12.580870	8.77%	151,954
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	20.057508	23.828517	18.80%	30,141
2018	21.651935	20.057508	-7.36%	33,535
2017	19.039571	21.651935	13.72%	8,862
2016	17.840940	19.039571	6.72%	30,693
2015	18.108358	17.840940	-1.48%	32,620
2014	17.376392	18.108358	4.21%	42,419
2013	14.681050	17.376392	18.36%	43,468
2012	13.204625	14.681050	11.18%	43,595
2011	13.456927	13.204625	-1.87%	45,142
2010	12.127012	13.456927	10.97%	44,158

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	15.496006	16.811980	8.49%	286,164
2018	15.932763	15.496006	-2.74%	331,765
2017	15.220250	15.932763	4.68%	380,581
2016	14.737481	15.220250	3.28%	450,936
2015	14.839530	14.737481	-0.69%	518,763
2014	14.420836	14.839530	2.90%	604,488
2013	13.888108	14.420836	3.84%	727,493
2012	13.331630	13.888108	4.17%	851,441
2011	13.076004	13.331630	1.95%	971,880
2010	12.466778	13.076004	4.89%	1,139,859
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	11.489241	12.859310	11.92%	2,466
2018	12.291498	11.489241	-6.53%	2,536
2017	10.882205	12.291498	12.95%	594
2016	10.393094	10.882205	4.71%	0
2015	10.844254	10.393094	-4.16%	700
2014	10.685836	10.844254	1.48%	3,086
2013*	10.000000	10.685836	6.86%	712
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	11.795550	13.465019	14.15%	13,464
2018	12.676781	11.795550	-6.95%	13,464
2017	10.941970	12.676781	15.85%	13,464
2016	10.328722	10.941970	5.94%	13,464
2015	10.857195	10.328722	-4.87%	4,132
2014	10.774529	10.857195	0.77%	4,686
2013*	10.000000	10.774529	7.75%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	19.878226	23.183255	16.63%	1,196,512
2018	21.278529	19.878226	-6.58%	1,440,412
2017	19.023012	21.278529	11.86%	1,693,150
2016	17.924635	19.023012	6.13%	1,943,798
2015	18.157326	17.924635	-1.28%	2,214,542
2014	17.428488	18.157326	4.18%	2,525,006
2013	15.087055	17.428488	15.52%	2,883,286
2012	13.745885	15.087055	9.76%	3,231,430
2011	13.883067	13.745885	-0.99%	4,077,802
2010	12.637019	13.883067	9.86%	5,153,681

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	21.809979	26.318260	20.67%	466,424
2018	23.864181	21.809979	-8.61%	588,496
2017	20.648557	23.864181	15.57%	680,869
2016	19.216267	20.648557	7.45%	751,666
2015	19.543192	19.216267	-1.67%	823,139
2014	18.798767	19.543192	3.96%	949,845
2013	15.508601	18.798767	21.22%	1,043,186
2012	13.763764	15.508601	12.68%	1,222,712
2011	14.197419	13.763764	-3.05%	1,545,483
2010	12.703181	14.197419	11.76%	1,980,760
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	17.948196	20.174666	12.40%	325,688
2018	18.823748	17.948196	-4.65%	370,128
2017	17.400969	18.823748	8.18%	465,737
2016	16.619627	17.400969	4.70%	584,121
2015	16.784147	16.619627	-0.98%	689,512
2014	16.178359	16.784147	3.74%	829,169
2013	14.782151	16.178359	9.45%	950,282
2012	13.813646	14.782151	7.01%	1,226,229
2011	13.664039	13.813646	1.09%	1,429,541
2010	12.712419	13.664039	7.49%	1,741,472
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.498417	4.98%	9
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.799982	8.00%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	19.322745	24.982324	29.29%	207,878
2018	20.128432	19.322745	-4.00%	231,129
2017	15.607006	20.128432	28.97%	253,230
2016	15.418659	15.607006	1.22%	292,218
2015	15.049677	15.418659	2.45%	347,246
2014	13.758226	15.049677	9.39%	425,694
2013	10.308799	13.758226	33.46%	476,655
2012	8.944983	10.308799	15.25%	544,147
2011	9.300909	8.944983	-3.83%	688,751
2010	8.129207	9.300909	14.41%	932,426
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	11.382944	13.413632	17.84%	13,450
2018	12.074779	11.382944	-5.73%	15,532
2017	10.370044	12.074779	16.44%	19,609
2016	9.644855	10.370044	7.52%	18,380
2015	9.961197	9.644855	-3.18%	13,381
2014*	10.000000	9.961197	-0.39%	6,290

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	12.774620	15.434799	20.82%	2,558
2018	13.238695	12.774620	-3.51%	2,558
2017	10.982508	13.238695	20.54%	3,362
2016	10.075484	10.982508	9.00%	7,636
2015	10.157736	10.075484	-0.81%	6,491
2014*	10.000000	10.157736	1.58%	93
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	30.610186	41.724285	36.31%	3,489,859
2018	31.303822	30.610186	-2.22%	3,954,589
2017	24.823350	31.303822	26.11%	4,523,735
2016	24.182398	24.823350	2.65%	5,105,794
2015	23.231190	24.182398	4.09%	5,239,119
2014	21.557023	23.231190	7.77%	5,890,030
2013	15.920407	21.557023	35.40%	6,726,125
2012	13.542915	15.920407	17.56%	7,841,417
2011	13.984922	13.542915	-3.16%	9,557,287
2010	12.977046	13.984922	7.77%	12,605,015
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	25.422518	31.968127	25.75%	991,617
2018	28.314713	25.422518	-10.21%	1,124,881
2017	26.303598	28.314713	7.65%	1,297,422
2016	22.048762	26.303598	19.30%	1,465,335
2015	23.254470	22.048762	-5.18%	1,649,258
2014	20.754774	23.254470	12.04%	1,862,458
2013	15.886274	20.754774	30.65%	2,084,047
2012	13.987992	15.886274	13.57%	2,408,150
2011	14.031133	13.987992	-0.31%	2,966,278
2010	12.484701	14.031133	12.39%	3,972,371
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	47.689008	59.352643	24.46%	381,189
2018	54.334445	47.689008	-12.23%	436,083
2017	47.378306	54.334445	14.68%	488,137
2016	39.763766	47.378306	19.15%	547,888
2015	41.188951	39.763766	-3.46%	624,401
2014	38.003877	41.188951	8.38%	699,427
2013	28.837922	38.003877	31.78%	812,072
2012	24.784540	28.837922	16.35%	943,286
2011	25.674999	24.784540	-3.47%	1,167,563
2010	20.539433	25.674999	25.00%	1,465,714
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.854420	10.221701	15.44%	97,888
2018	10.791949	8.854420	-17.95%	107,058
2017	8.863277	10.791949	21.76%	115,422
2016	8.503704	8.863277	4.23%	146,136
2015	9.048485	8.503704	-6.02%	182,817
2014*	10.000000	9.048485	-9.52%	218,286

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	18.344415	22.785781	24.21%	76,263
2018	20.948196	18.344415	-12.43%	95,941
2017	18.464322	20.948196	13.45%	105,665
2016	16.021437	18.464322	15.25%	99,001
2015	16.701364	16.021437	-4.07%	130,301
2014	15.256833	16.701364	9.47%	164,143
2013	11.372771	15.256833	34.15%	158,973
2012	9.746273	11.372771	16.69%	195,416
2011	10.448734	9.746273	-6.72%	221,142
2010*	10.000000	10.448734	4.49%	285,189
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	15.305118	18.964564	23.91%	19,215
2018	17.518813	15.305118	-12.64%	20,719
2017	15.465315	17.518813	13.28%	22,403
2016	13.454417	15.465315	14.95%	24,682
2015	14.066855	13.454417	-4.35%	25,775
2014	12.882216	14.066855	9.20%	32,012
2013	9.631938	12.882216	33.74%	34,651
2012	8.269755	9.631938	16.47%	41,148
2011	8.890554	8.269755	-6.98%	44,339
2010	7.961084	8.890554	11.68%	70,615
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	19.407100	23.806590	22.67%	613,484
2018	22.562411	19.407100	-13.98%	678,249
2017	20.009185	22.562411	12.76%	784,351
2016	17.178293	20.009185	16.48%	876,715
2015	17.858366	17.178293	-3.81%	980,237
2014	15.407339	17.858366	15.91%	1,130,361
2013	11.464750	15.407339	34.39%	1,177,192
2012	9.948767	11.464750	15.24%	1,343,615
2011	10.282687	9.948767	-3.25%	1,630,387
2010	8.677644	10.282687	18.50%	2,023,511
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	28.397725	38.173130	34.42%	165,750
2018	31.144438	28.397725	-8.82%	181,363
2017	25.168899	31.144438	23.74%	211,246
2016	23.461210	25.168899	7.28%	233,612
2015	23.508463	23.461210	-0.20%	288,991
2014	23.084886	23.508463	1.83%	318,180
2013	16.152366	23.084886	42.92%	366,995
2012	14.375852	16.152366	12.36%	407,492
2011	14.608151	14.375852	-1.59%	498,683
2010	11.756403	14.608151	24.26%	630,594

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	42.800539	50.449067	17.87%	495,351
2018	52.034989	42.800539	-17.75%	541,556
2017	48.167171	52.034989	8.03%	607,749
2016	38.614247	48.167171	24.74%	705,499
2015	41.482893	38.614247	-6.92%	786,588
2014	39.132821	41.482893	6.01%	878,795
2013	28.139538	39.132821	39.07%	1,028,599
2012	23.587520	28.139538	19.30%	1,178,528
2011	25.085213	23.587520	-5.97%	1,413,160
2010	20.003734	25.085213	25.40%	1,756,917
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	40.160818	49.981933	24.45%	544,388
2018	46.411895	40.160818	-13.47%	612,044
2017	41.287192	46.411895	12.41%	696,776
2016	33.934214	41.287192	21.67%	799,372
2015	34.829195	33.934214	-2.57%	881,543
2014	34.878917	34.829195	-0.14%	987,459
2013	24.990529	34.878917	39.57%	1,123,841
2012	21.844333	24.990529	14.40%	1,317,090
2011	23.351517	21.844333	-6.45%	1,604,068
2010	18.812192	23.351517	24.13%	2,004,700
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	18.433106	23.006425	24.81%	32,972
2018	19.754804	18.433106	-6.69%	35,808
2017	16.813371	19.754804	17.49%	81,721
2016	15.415411	16.813371	9.07%	80,049
2015	15.613840	15.415411	-1.27%	94,541
2014	14.252451	15.613840	9.55%	102,714
2013	10.369312	14.252451	37.45%	185,764
2012	9.389325	10.369312	10.44%	222,810
2011	9.790510	9.389325	-4.10%	156,153
2010	7.998316	9.790510	22.41%	84,693
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	14.788353	19.145088	29.46%	1,158,312
2018	15.540529	14.788353	-4.84%	1,288,589
2017	14.732033	15.540529	5.49%	1,539,081
2016	13.854850	14.732033	6.33%	1,909,276
2015	14.779525	13.854850	-6.26%	2,209,587
2014	11.577203	14.779525	27.66%	2,530,785
2013	11.342818	11.577203	2.07%	2,713,910
2012	9.890484	11.342818	14.68%	3,151,505
2011	9.375668	9.890484	5.49%	3,625,951
2010	7.271004	9.375668	28.95%	4,428,143

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	16.392837	21.244560	29.60%	549,853
2018	17.398820	16.392837	-5.78%	480,818
2017	14.489873	17.398820	20.08%	576,554
2016	13.131955	14.489873	10.34%	464,300
2015	13.134064	13.131955	-0.02%	306,556
2014	11.726533	13.134064	12.00%	227,561
2013*	10.000000	11.726533	17.27%	42,753
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	10.872293	11.209157	3.10%	143,698
2018	10.887834	10.872293	-0.14%	210,234
2017	10.821095	10.887834	0.62%	310,298
2016	10.659012	10.821095	1.52%	349,815
2015	10.798073	10.659012	-1.29%	310,825
2014	10.848061	10.798073	-0.46%	328,142
2013	10.940564	10.848061	-0.85%	336,617
2012	10.669788	10.940564	2.54%	336,630
2011	10.633816	10.669788	0.34%	430,105
2010	10.482149	10.633816	1.45%	539,447
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	14.616449	18.091205	23.77%	42,224
2018	16.645578	14.616449	-12.19%	43,704
2017	14.717685	16.645578	13.10%	48,159
2016	12.292863	14.717685	19.73%	48,961
2015	13.047737	12.292863	-5.79%	30,549
2014	12.599409	13.047737	3.56%	17,276
2013*	10.000000	12.599409	25.99%	32,100
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	18.391050	25.002682	35.95%	988,401
2018	19.934126	18.391050	-7.74%	1,121,979
2017	15.754759	19.934126	26.53%	1,264,523
2016	14.939555	15.754759	5.46%	1,423,497
2015	15.110792	14.939555	-1.13%	1,599,321
2014	14.664024	15.110792	3.05%	1,778,999
2013	10.655025	14.664024	37.63%	2,090,791
2012	9.362126	10.655025	13.81%	2,487,696
2011	9.869151	9.362126	-5.14%	3,036,845
2010	7.856685	9.869151	25.61%	3,846,522
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	11.293176	14.819209	31.22%	22,855
2018	12.202334	11.293176	-7.45%	18,060
2017	9.889824	12.202334	23.38%	24,104
2016	9.585501	9.889824	3.17%	31,081
2015*	10.000000	9.585501	-4.14%	33,303

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	11.005442	11.302778	2.70%	225,482
2018	10.999284	11.005442	0.06%	234,760
2017	11.006395	10.999284	-0.06%	268,607
2016	10.977818	11.006395	0.26%	272,304
2015	11.062789	10.977818	-0.77%	326,744
2014	11.101178	11.062789	-0.35%	423,382
2013	11.138943	11.101178	-0.34%	465,957
2012	10.750927	11.138943	3.61%	417,561
2011	10.822506	10.750927	-0.66%	472,531
2010	10.377838	10.822506	4.28%	642,466
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	25.236501	31.467166	24.69%	68,885
2018	27.027434	25.236501	-6.63%	77,829
2017	23.039857	27.027434	17.31%	110,460
2016	21.172225	23.039857	8.82%	121,704
2015	21.474851	21.172225	-1.41%	154,435
2014	19.641663	21.474851	9.33%	168,546
2013	14.411002	19.641663	36.30%	191,351
2012	13.110097	14.411002	9.92%	176,237
2011	13.656248	13.110097	-4.00%	190,296
2010	11.222299	13.656248	21.69%	194,986
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	11.116517	12.303984	10.68%	109,891
2018	11.870281	11.116517	-6.35%	132,294
2017	10.569750	11.870281	12.30%	164,271
2016	9.451184	10.569750	11.84%	215,342
2015	10.507208	9.451184	-10.05%	215,449
2014	10.559946	10.507208	-0.50%	223,913
2013	10.649591	10.559946	-0.84%	203,278
2012*	10.000000	10.649591	6.50%	152,258
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	10.809597	12.275736	13.56%	36,479
2018	11.467181	10.809597	-5.73%	30,122
2017	10.545495	11.467181	8.74%	55,797
2016	9.403826	10.545495	12.14%	41,852
2015	9.724011	9.403826	-3.29%	19,908
2014*	10.000000	9.724011	-2.76%	909

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	11.864624	12.564860	5.90%	22,948
2018	12.487731	11.864624	-4.99%	34,859
2017	11.385025	12.487731	9.69%	36,725
2016	11.169624	11.385025	1.93%	51,592
2015	12.148449	11.169624	-8.06%	63,807
2014	12.228168	12.148449	-0.65%	77,088
2013	13.213159	12.228168	-7.45%	98,112
2012	12.676918	13.213159	4.23%	186,332
2011	11.804664	12.676918	7.39%	275,754
2010	10.896626	11.804664	8.33%	243,953
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	11.720256	12.064424	2.94%	390,583
2018	11.805296	11.720256	-0.72%	460,402
2017	11.770823	11.805296	0.29%	513,602
2016	11.730320	11.770823	0.35%	662,443
2015	11.818150	11.730320	-0.74%	706,322
2014	11.842883	11.818150	-0.21%	709,655
2013	11.984302	11.842883	-1.18%	874,724
2012	11.441627	11.984302	4.74%	943,718
2011	11.435807	11.441627	0.05%	925,521
2010	10.976283	11.435807	4.19%	883,142
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	10.321332	10.498930	1.72%	151,882
2018	10.274247	10.321332	0.46%	140,806
2017	10.138800	10.274247	1.34%	57,904
2016*	10.000000	10.138800	1.39%	38,778
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	11.233168	12.044081	7.22%	412,400
2018	11.413982	11.233168	-1.58%	466,193
2017	10.993585	11.413982	3.82%	509,618
2016	10.819217	10.993585	1.61%	495,096
2015	10.886452	10.819217	-0.62%	495,021
2014	10.551151	10.886452	3.18%	517,024
2013	10.875633	10.551151	-2.98%	626,066
2012	10.027535	10.875633	8.46%	540,428
2011*	10.000000	10.027535	0.28%	219,086
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.901238	12.273967	23.96%	1,123
2018	12.358979	9.901238	-19.89%	1,045
2017	9.857129	12.358979	25.38%	3,571
2016*	10.000000	9.857129	-1.43%	2,473

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	36.059847	45.943121	27.41%	279,027
2018	36.098093	36.059847	-0.11%	329,482
2017	28.626396	36.098093	26.10%	448,298
2016	32.368709	28.626396	-11.56%	492,068
2015	29.055808	32.368709	11.40%	749,936
2014	22.354484	29.055808	29.98%	771,008
2013	14.994655	22.354484	49.08%	751,881
2012	11.556396	14.994655	29.75%	698,132
2011	10.569330	11.556396	9.34%	314,235
2010*	10.000000	10.569330	5.69%	53,773
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	26.433703	34.193355	29.36%	158,449
2018	34.880887	26.433703	-24.22%	183,335
2017	23.315486	34.880887	49.60%	217,164
2016	23.514380	23.315486	-0.85%	210,911
2015	27.602110	23.514380	-14.81%	235,205
2014	27.982909	27.602110	-1.36%	269,170
2013	25.219801	27.982909	10.96%	327,820
2012	19.615273	25.219801	28.57%	394,322
2011	26.666572	19.615273	-26.44%	248,340
2010	21.225267	26.666572	25.64%	301,802
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.421436	5.989938	10.49%	293,120
2018	7.647271	5.421436	-29.11%	233,758
2017	7.875679	7.647271	-2.90%	276,716
2016	5.544135	7.875679	42.05%	315,865
2015	8.433083	5.544135	-34.26%	229,217
2014	10.556304	8.433083	-20.11%	187,496
2013	9.662724	10.556304	9.25%	139,302
2012*	10.000000	9.662724	-3.37%	133,325
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	16.780265	18.593539	10.81%	106,372
2018	23.621765	16.780265	-28.96%	125,200
2017	24.259671	23.621765	-2.63%	145,733
2016	17.042440	24.259671	42.35%	165,637
2015	25.853116	17.042440	-34.08%	191,191
2014	32.264957	25.853116	-19.87%	228,399
2013	29.470040	32.264957	9.48%	281,401
2012	28.778858	29.470040	2.40%	366,622
2011	34.775189	28.778858	-17.24%	181,369
2010	27.166286	34.775189	28.01%	211,609
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.820091	8.20%	2,431

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	30.889306	38.192591	23.64%	38,668
2018	30.784208	30.889306	0.34%	43,167
2017	24.693383	30.784208	24.67%	43,052
2016	23.137199	24.693383	6.73%	44,818
2015	24.052410	23.137199	-3.81%	73,403
2014	24.747755	24.052410	-2.81%	82,783
2013	16.631164	24.747755	48.80%	103,475
2012	15.565826	16.631164	6.84%	70,655
2011	16.471980	15.565826	-5.50%	93,675
2010	13.117881	16.471980	25.57%	365,344

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B - Q/NQ
2019	9.869494	10.924463	10.69%	0
2018	11.092859	9.869494	-11.03%	0
2017	10.100846	11.092859	9.82%	0
2016	10.172632	10.100846	-0.71%	0
2015	10.730540	10.172632	-5.20%	0
2014	10.720822	10.730540	0.09%	0
2013	9.971679	10.720822	7.51%	0
2012*	10.000000	9.971679	-0.28%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.520508	8.436240	12.18%	0
2018*	10.000000	7.520508	-24.79%	0
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B - Q/NQ
2019	13.417693	15.452709	15.17%	0
2018	16.496230	13.417693	-18.66%	0
2017	15.217098	16.496230	8.41%	0
2016	12.693863	15.217098	19.88%	0
2015	14.014011	12.693863	-9.42%	0
2014	13.392307	14.014011	4.64%	0
2013	10.130169	13.392307	32.20%	0
2012	8.903366	10.130169	13.78%	0
2011	10.143544	8.903366	-12.23%	0
2010	8.342093	10.143544	21.59%	0
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II - Q/NQ
2019	8.640202	9.037754	4.60%	0
2018	9.258525	8.640202	-6.68%	0
2017	9.296840	9.258525	-0.41%	0
2016	9.271348	9.296840	0.27%	0
2015	9.897004	9.271348	-6.32%	0
2014	9.974870	9.897004	-0.78%	0
2013	11.347411	9.974870	-12.10%	0
2012	11.002568	11.347411	3.13%	0
2011	10.249782	11.002568	7.34%	0
2010	10.151533	10.249782	0.97%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	15.883635	18.910150	19.05%	0
2018	17.760521	15.883635	-10.57%	0
2017	15.344817	17.760521	15.74%	0
2016	14.075918	15.344817	9.01%	0
2015	15.527626	14.075918	-9.35%	0
2014	14.369432	15.527626	8.06%	0
2013	11.014383	14.369432	30.46%	0
2012	9.994697	11.014383	10.20%	0
2011	10.090784	9.994697	-0.95%	0
2010	9.203402	10.090784	9.64%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I - Q/NQ
2019	15.816849	19.620844	24.05%	0
2018	18.896958	15.816849	-16.30%	0
2017	17.612030	18.896958	7.30%	0
2016	14.923281	17.612030	18.02%	0
2015	15.762945	14.923281	-5.33%	0
2014	14.096024	15.762945	11.83%	0
2013	11.278730	14.096024	24.98%	0
2012	10.095287	11.278730	11.72%	0
2011	10.583042	10.095287	-4.61%	0
2010	9.239008	10.583042	14.55%	0
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III - Q/NQ
2019	9.412195	10.384041	10.33%	0
2018	10.092964	9.412195	-6.74%	0
2017	9.812309	10.092964	2.86%	0
2016	9.054080	9.812309	8.37%	0
2015*	10.000000	9.054080	-9.46%	0
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III - Q/NQ
2019	8.947989	9.380697	4.84%	0
2018	9.385746	8.947989	-4.66%	0
2017	9.467116	9.385746	-0.86%	0
2016	9.618827	9.467116	-1.58%	0
2015*	10.000000	9.618827	-3.81%	0
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III - Q/NQ
2019	10.638350	13.024270	22.43%	0
2018	11.965927	10.638350	-11.09%	0
2017	10.693093	11.965927	11.90%	0
2016	9.591242	10.693093	11.49%	0
2015*	10.000000	9.591242	-4.09%	0
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III - Q/NQ
2019	12.083309	13.666804	13.10%	0
2018	13.615067	12.083309	-11.25%	0
2017	12.464565	13.615067	9.23%	0
2016	12.500068	12.464565	-0.28%	0
2015	13.145838	12.500068	-4.91%	0
2014	13.427075	13.145838	-2.09%	0
2013	12.217829	13.427075	9.90%	0
2012	11.568469	12.217829	5.61%	0
2011	12.498196	11.568469	-7.44%	0
2010	11.854695	12.498196	5.43%	0
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares - Q/NQ
2019	9.913776	11.412783	15.12%	0
2018	12.244777	9.913776	-19.04%	0
2017	11.080208	12.244777	10.51%	0
2016	10.012409	11.080208	10.66%	0
2015	10.693305	10.012409	-6.37%	0
2014*	10.000000	10.693305	6.93%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	21.094448	24.761935	17.39%	0
2018	24.133496	21.094448	-12.59%	0
2017	22.350744	24.133496	7.98%	0
2016	18.505912	22.350744	20.78%	0
2015	19.726635	18.505912	-6.19%	0
2014	19.537325	19.726635	0.97%	0
2013	14.454845	19.537325	35.16%	0
2012	13.003607	14.454845	11.16%	0
2011	13.461571	13.003607	-3.40%	0
2010	11.137967	13.461571	20.86%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	17.602387	22.087581	25.48%	0
2018	19.221652	17.602387	-8.42%	0
2017	16.463316	19.221652	16.75%	0
2016	15.342204	16.463316	7.31%	0
2015	15.798273	15.342204	-2.89%	0
2014	14.501171	15.798273	8.94%	0
2013	11.434814	14.501171	26.82%	0
2012	10.287144	11.434814	11.16%	0
2011	10.511927	10.287144	-2.14%	0
2010	9.529754	10.511927	10.31%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	15.578377	20.104371	29.05%	0
2018	16.969886	15.578377	-8.20%	0
2017	15.316863	16.969886	10.79%	0
2016	14.446331	15.316863	6.03%	0
2015	15.536882	14.446331	-7.02%	0
2014	14.257740	15.536882	8.97%	0
2013	11.048999	14.257740	29.04%	0
2012	10.274149	11.048999	7.54%	0
2011	10.600241	10.274149	-3.08%	0
2010	9.611719	10.600241	10.28%	0
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	15.683954	20.457792	30.44%	0
2018	17.534400	15.683954	-10.55%	0
2017	14.334858	17.534400	22.32%	0
2016	13.829545	14.334858	3.65%	0
2015	14.762771	13.829545	-6.32%	0
2014	14.219285	14.762771	3.82%	0
2013	12.224063	14.219285	16.32%	0
2012	11.525735	12.224063	6.06%	0
2011	11.006634	11.525735	4.72%	0
2010	9.936763	11.006634	10.77%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.241722	10.343454	11.92%	0
2018	10.024817	9.241722	-7.81%	0
2017*	10.000000	10.024817	0.25%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class - Q/NQ
2019	11.806056	14.483191	22.68%	0
2018	14.802927	11.806056	-20.25%	0
2017	13.788553	14.802927	7.36%	0
2016	10.949916	13.788553	25.92%	0
2015	12.188018	10.949916	-10.16%	0
2014	12.014293	12.188018	1.45%	0
2013*	10.000000	12.014293	20.14%	0
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class - Q/NQ
2019	9.234633	9.497745	2.85%	0
2018	9.624787	9.234633	-4.05%	0
2017	9.686056	9.624787	-0.63%	0
2016	9.255307	9.686056	4.65%	0
2015	9.732495	9.255307	-4.90%	0
2014*	10.000000	9.732495	-2.68%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	9.524501	10.012283	5.12%	0
2018	9.977557	9.524501	-4.54%	0
2017	9.983800	9.977557	-0.06%	0
2016	10.010395	9.983800	-0.27%	0
2015	10.447530	10.010395	-4.18%	0
2014	10.479662	10.447530	-0.31%	0
2013	10.798887	10.479662	-2.96%	0
2012	10.247808	10.798887	5.38%	0
2011	10.431016	10.247808	-1.76%	0
2010	10.008685	10.431016	4.22%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.096085	10.046554	24.09%	0
2018*	10.000000	8.096085	-19.04%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class - Q/NQ
2019	10.865592	12.106245	11.42%	0
2018	11.799338	10.865592	-7.91%	0
2017	10.870804	11.799338	8.54%	0
2016	10.749303	10.870804	1.13%	0
2015	11.226441	10.749303	-4.25%	0
2014	11.200953	11.226441	0.23%	0
2013	10.284153	11.200953	8.91%	0
2012	9.587717	10.284153	7.26%	0
2011	10.009566	9.587717	-4.21%	0
2010	9.243563	10.009566	8.29%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class - Q/NQ
2019	10.954136	12.626790	15.27%	0
2018	12.132485	10.954136	-9.71%	0
2017	10.843741	12.132485	11.88%	0
2016	10.645170	10.843741	1.87%	0
2015	11.123773	10.645170	-4.30%	0
2014	11.065146	11.123773	0.53%	0
2013	9.934949	11.065146	11.38%	0
2012	9.139199	9.934949	8.71%	0
2011	9.622468	9.139199	-5.02%	0
2010	8.747658	9.622468	10.00%	0
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class - Q/NQ
2019	11.342271	13.549756	19.46%	0
2018	12.822563	11.342271	-11.54%	0
2017	11.048139	12.822563	16.06%	0
2016	10.797197	11.048139	2.32%	0
2015	11.279201	10.797197	-4.27%	0
2014	11.198684	11.279201	0.72%	0
2013	9.596121	11.198684	16.70%	0
2012	8.652100	9.596121	10.91%	0
2011	9.256793	8.652100	-6.53%	0
2010	8.307881	9.256793	11.42%	0
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 - Q/NQ
2019	10.490697	12.506369	19.21%	0
2018	11.432387	10.490697	-8.24%	0
2017	10.249217	11.432387	11.54%	0
2016*	10.000000	10.249217	2.49%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019*	10.000000	10.812016	8.12%	0
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 - Q/NQ
2019	5.513889	5.816473	5.49%	0
2018	7.632594	5.513889	-27.76%	0
2017	8.172403	7.632594	-6.61%	0
2016	6.372487	8.172403	28.25%	0
2015	8.372317	6.372487	-23.89%	0
2014	9.992812	8.372317	-16.22%	0
2013	8.380167	9.992812	19.24%	0
2012	8.331250	8.380167	0.59%	0
2011	9.149011	8.331250	-8.94%	0
2010	7.993586	9.149011	14.45%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	14.300529	17.489079	22.30%	0
2018	16.257986	14.300529	-12.04%	0
2017	15.003325	16.257986	8.36%	0
2016	13.246884	15.003325	13.26%	0
2015	14.379721	13.246884	-7.88%	0
2014	13.779611	14.379721	4.36%	0
2013	11.206719	13.779611	22.96%	0
2012	9.957193	11.206719	12.55%	0
2011	10.277613	9.957193	-3.12%	0
2010	9.297136	10.277613	10.55%	0
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 - Q/NQ
2019	10.804889	13.458537	24.56%	0
2018	12.391009	10.804889	-12.80%	0
2017	11.061423	12.391009	12.02%	0
2016*	10.000000	11.061423	10.61%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	18.411744	23.730077	28.89%	0
2018	19.226444	18.411744	-4.24%	0
2017	14.825015	19.226444	29.69%	0
2016	15.323654	14.825015	-3.25%	0
2015	14.902782	15.323654	2.82%	0
2014	13.954390	14.902782	6.80%	0
2013	10.666279	13.954390	30.83%	0
2012	9.695581	10.666279	10.01%	0
2011	10.079227	9.695581	-3.81%	0
2010	8.458438	10.079227	19.16%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	12.909521	14.249804	10.38%	0
2018	13.945571	12.909521	-7.43%	0
2017	13.558635	13.945571	2.85%	0
2016	12.340795	13.558635	9.87%	0
2015	13.349819	12.340795	-7.56%	0
2014	13.751066	13.349819	-2.92%	0
2013	13.522222	13.751066	1.69%	0
2012	12.329344	13.522222	9.68%	0
2011	12.350183	12.329344	-0.17%	0
2010	11.299791	12.350183	9.30%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class - Q/NQ
2019	9.598490	10.102738	5.25%	0
2018	10.059032	9.598490	-4.58%	0
2017	10.053461	10.059032	0.06%	0
2016	10.002788	10.053461	0.51%	0
2015	10.488224	10.002788	-4.63%	0
2014	10.325394	10.488224	1.58%	0
2013	10.957123	10.325394	-5.77%	0
2012	10.786598	10.957123	1.58%	0
2011	10.473865	10.786598	2.99%	0
2010	10.126836	10.473865	3.43%	0
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class - Q/NQ
2019	12.652062	14.989718	18.48%	0
2018	15.435423	12.652062	-18.03%	0
2017	13.311975	15.435423	15.95%	0
2016	12.360656	13.311975	7.70%	0
2015	13.065058	12.360656	-5.39%	0
2014	12.808768	13.065058	2.00%	0
2013	9.800746	12.808768	30.69%	0
2012	8.892990	9.800746	10.21%	0
2011	10.369478	8.892990	-14.24%	0
2010	8.387825	10.369478	23.63%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	11.991362	14.705246	22.63%	0
2018	14.671530	11.991362	-18.27%	0
2017	11.738930	14.671530	24.98%	0
2016	12.880073	11.738930	-8.86%	0
2015	12.957627	12.880073	-0.60%	0
2014	14.689536	12.957627	-11.79%	0
2013	11.729960	14.689536	25.23%	0
2012	10.132087	11.729960	15.77%	0
2011	12.744035	10.132087	-20.50%	0
2010	11.741929	12.744035	8.53%	0
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 - Q/NQ
2019	8.998710	10.626885	18.09%	0
2018	10.017745	8.998710	-10.17%	0
2017*	10.000000	10.017745	0.18%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	14.125139	18.219873	28.99%	0
2018	17.793582	14.125139	-20.62%	0
2017	15.537933	17.793582	14.52%	0
2016	14.774738	15.537933	5.17%	0
2015	15.867208	14.774738	-6.89%	0
2014	15.483587	15.867208	2.48%	0
2013	12.357635	15.483587	25.30%	0
2012	10.123393	12.357635	22.07%	0
2011	11.562186	10.123393	-12.44%	0
2010	9.518918	11.562186	21.47%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 - Q/NQ
2019	9.653596	11.113763	15.13%	0
2018	11.126603	9.653596	-13.24%	0
2017	10.343697	11.126603	7.57%	0
2016	9.513843	10.343697	8.72%	0
2015	10.561458	9.513843	-9.92%	0
2014	10.691354	10.561458	-1.21%	0
2013	8.993066	10.691354	18.88%	0
2012	8.118901	8.993066	10.77%	0
2011	8.584517	8.118901	-5.42%	0
2010	8.106091	8.584517	5.90%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 - Q/NQ
2019	11.479041	12.796293	11.48%	0
2018	12.491501	11.479041	-8.11%	0
2017	11.856701	12.491501	5.35%	0
2016	10.824776	11.856701	9.53%	0
2015	12.125482	10.824776	-10.73%	0
2014	12.067161	12.125482	0.48%	0
2013	11.026101	12.067161	9.44%	0
2012	10.191179	11.026101	8.19%	0
2011	10.362262	10.191179	-1.65%	0
2010	9.574728	10.362262	8.23%	0
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 - Q/NQ
2019	12.081128	14.661424	21.36%	0
2018	14.440606	12.081128	-16.34%	0
2017	13.585578	14.440606	6.29%	0
2016	10.863117	13.585578	25.06%	0
2015	12.212135	10.863117	-11.05%	0
2014	12.642361	12.212135	-3.40%	0
2013	9.660971	12.642361	30.86%	0
2012	8.496772	9.660971	13.70%	0
2011	9.191191	8.496772	-7.56%	0
2010	7.462622	9.191191	23.16%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 - Q/NQ
2019	8.719639	10.611197	21.69%	0
2018	10.783951	8.719639	-19.14%	0
2017	7.994957	10.783951	34.88%	0
2016	7.086580	7.994957	12.82%	0
2015	9.177499	7.086580	-22.78%	0
2014*	10.000000	9.177499	-8.23%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 - Q/NQ
2019	7.154970	7.733419	8.08%	0
2018	8.811825	7.154970	-18.80%	0
2017	7.860820	8.811825	12.10%	0
2016	7.635347	7.860820	2.95%	0
2015	8.501538	7.635347	-10.19%	0
2014*	10.000000	8.501538	-14.98%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 - Q/NQ
2019	8.551141	8.378687	-2.02%	0
2018	8.735570	8.551141	-2.11%	0
2017	8.921990	8.735570	-2.09%	0
2016	9.022716	8.921990	-1.12%	0
2015	9.816502	9.022716	-8.09%	0
2014*	10.000000	9.816502	-1.83%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares - Q/NQ
2019	9.894866	10.638517	7.52%	0
2018	10.771224	9.894866	-8.14%	0
2017	9.913031	10.771224	8.66%	0
2016	9.890494	9.913031	0.23%	0
2015	10.933395	9.890494	-9.54%	0
2014	10.950968	10.933395	-0.16%	0
2013	10.039170	10.950968	9.08%	0
2012*	10.000000	10.039170	0.39%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.236124	9.653953	4.52%	0
2018*	10.000000	9.236124	-7.64%	0
Guggenheim Variable Funds - Multi-Hedge Strategies - Q/NQ
2019	8.303827	8.375681	0.87%	0
2018	9.109533	8.303827	-8.84%	0
2017	9.146966	9.109533	-0.41%	0
2016	9.568360	9.146966	-4.40%	0
2015	9.781018	9.568360	-2.17%	0
2014	9.729870	9.781018	0.53%	0
2013*	10.000000	9.729870	-2.70%	0
Invesco - Invesco V.I. American Franchise Fund: Series II Shares - Q/NQ
2019	14.669246	19.222456	31.04%	0
2018	15.894600	14.669246	-7.71%	0
2017	13.025533	15.894600	22.03%	0
2016	13.291607	13.025533	-2.00%	0
2015	13.210759	13.291607	0.61%	0
2014	12.715394	13.210759	3.90%	0
2013	9.469528	12.715394	34.28%	0
2012*	10.000000	9.469528	-5.30%	0
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares - Q/NQ
2019	11.281593	13.549061	20.10%	0
2018	13.290040	11.281593	-15.11%	0
2017	12.066693	13.290040	10.14%	0
2016	11.100396	12.066693	8.71%	0
2015	12.073861	11.100396	-8.06%	0
2014	12.067344	12.073861	0.05%	0
2013	9.779641	12.067344	23.39%	0
2012*	10.000000	9.779641	-2.20%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	15.759267	21.095269	33.86%	0
2018	17.474343	15.759267	-9.81%	0
2017	14.123933	17.474343	23.72%	0
2016	14.367786	14.123933	-1.70%	0
2015	14.031705	14.367786	2.40%	0
2014	13.810082	14.031705	1.60%	0
2013	10.573027	13.810082	30.62%	0
2012	9.453974	10.573027	11.84%	0
2011	9.735270	9.453974	-2.89%	0
2010	7.951298	9.735270	22.44%	0
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	18.346632	23.223729	26.58%	0
2018	22.006579	18.346632	-16.63%	0
2017	16.762316	22.006579	31.29%	0
2016	17.435511	16.762316	-3.86%	0
2015	17.463841	17.435511	-0.16%	0
2014	17.774682	17.463841	-1.75%	0
2013	14.535896	17.774682	22.28%	0
2012	12.480893	14.535896	16.47%	0
2011	14.168021	12.480893	-11.91%	0
2010	12.719412	14.168021	11.39%	0
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I - Q/NQ
2019	8.621353	9.175478	6.43%	0
2018	9.390935	8.621353	-8.19%	0
2017	9.198988	9.390935	2.09%	0
2016	8.988965	9.198988	2.34%	0
2015	9.575151	8.988965	-6.12%	0
2014	9.693779	9.575151	-1.22%	0
2013	10.105857	9.693779	-4.08%	0
2012*	10.000000	10.105857	1.06%	0
Invesco Oppenheimer V.I. International Growth Fund: Series II - Q/NQ
2019	7.703723	9.467802	22.90%	0
2018	9.972423	7.703723	-22.75%	0
2017	8.209998	9.972423	21.47%	0
2016	8.785245	8.209998	-6.55%	0
2015	8.871067	8.785245	-0.97%	0
2014*	10.000000	8.871067	-11.29%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	15.961892	20.250108	26.87%	0
2018	18.045460	15.961892	-11.55%	0
2017	16.068072	18.045460	12.31%	0
2016	14.985926	16.068072	7.22%	0
2015	15.099667	14.985926	-0.75%	0
2014	14.200647	15.099667	6.33%	0
2013	11.219411	14.200647	26.57%	0
2012	9.995396	11.219411	12.25%	0
2011	10.407108	9.995396	-3.96%	0
2010	9.331567	10.407108	11.53%	0
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I - Q/NQ
2019	13.046629	15.848561	21.48%	0
2018	15.150710	13.046629	-13.89%	0
2017	13.816000	15.150710	9.66%	0
2016	12.182980	13.816000	13.40%	0
2015	13.479313	12.182980	-9.62%	0
2014	12.537470	13.479313	7.51%	0
2013	9.256093	12.537470	35.45%	0
2012	8.168346	9.256093	13.32%	0
2011	8.696025	8.168346	-6.07%	0
2010	7.336156	8.696025	18.54%	0
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	17.231594	20.155570	16.97%	0
2018	18.976662	17.231594	-9.20%	0
2017	16.702469	18.976662	13.62%	0
2016	17.845831	16.702469	-6.41%	0
2015	20.272138	17.845831	-11.97%	0
2014	22.279318	20.272138	-9.01%	0
2013	18.536476	22.279318	20.19%	0
2012	16.194882	18.536476	14.46%	0
2011	18.169039	16.194882	-10.87%	0
2010	17.405599	18.169039	4.39%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	14.430151	15.411628	6.80%	0
2018	15.351608	14.430151	-6.00%	0
2017	14.980554	15.351608	2.48%	0
2016	13.422058	14.980554	11.61%	0
2015	14.946449	13.422058	-10.20%	0
2014	15.270217	14.946449	-2.12%	0
2013	14.387418	15.270217	6.14%	0
2012	12.626654	14.387418	13.94%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	19.948938	26.431058	32.49%	0
2018	20.786379	19.948938	-4.03%	0
2017	17.051971	20.786379	21.90%	0
2016	16.728276	17.051971	1.94%	0
2015	18.484918	16.728276	-9.50%	0
2014	17.841147	18.484918	3.61%	0
2013	14.294841	17.841147	24.81%	0
2012	13.106851	14.294841	9.06%	0
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares - Q/NQ
2019	8.880563	9.321191	4.96%	0
2018	9.368359	8.880563	-5.21%	0
2017	9.436148	9.368359	-0.72%	0
2016	9.609614	9.436148	-1.81%	0
2015*	10.000000	9.609614	-3.90%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	24.562846	32.287228	31.45%	0
2018	25.146791	24.562846	-2.32%	0
2017	20.136977	25.146791	24.88%	0
2016	20.563378	20.136977	-2.07%	0
2015	19.125841	20.563378	7.52%	0
2014	18.357857	19.125841	4.18%	0
2013	14.602344	18.357857	25.72%	0
2012	12.275312	14.602344	18.96%	0
2011	13.732467	12.275312	-10.61%	0
2010	13.426857	13.732467	2.28%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	26.795311	37.272764	39.10%	0
2018	27.652501	26.795311	-3.10%	0
2017	19.863649	27.652501	39.21%	0
2016	18.162191	19.863649	9.37%	0
2015	18.069668	18.162191	0.51%	0
2014	17.204443	18.069668	5.03%	0
2013	13.229414	17.204443	30.05%	0
2012	11.560870	13.229414	14.43%	0
2011	13.176294	11.560870	-12.26%	0
2010	11.027225	13.176294	19.49%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	13.989959	17.026167	21.70%	0
2018	17.167648	13.989959	-18.51%	0
2017	13.662444	17.167648	25.66%	0
2016	15.245526	13.662444	-10.38%	0
2015	17.405573	15.245526	-12.41%	0
2014	20.616946	17.405573	-15.58%	0
2013	18.782169	20.616946	9.77%	0
2012	17.279166	18.782169	8.70%	0
2011	26.587388	17.279166	-35.01%	0
2010	22.140293	26.587388	20.09%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	18.219571	22.183258	21.76%	0
2018	21.520775	18.219571	-15.34%	0
2017	19.692344	21.520775	9.28%	0
2016	17.873206	19.692344	10.18%	0
2015	19.115953	17.873206	-6.50%	0
2014	17.289935	19.115953	10.56%	0
2013	13.605735	17.289935	27.08%	0
2012	11.768476	13.605735	15.61%	0
2011	11.992306	11.768476	-1.87%	0
2010	10.113020	11.992306	18.58%	0
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares - Q/NQ
2019	7.941514	9.011650	13.48%	0
2018	10.154696	7.941514	-21.79%	0
2017	8.269610	10.154696	22.80%	0
2016	7.127442	8.269610	16.02%	0
2015	9.282713	7.127442	-23.22%	0
2014*	10.000000	9.282713	-7.17%	0
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC - Q/NQ
2019	9.289619	9.673113	4.13%	0
2018	9.774147	9.289619	-4.96%	0
2017	9.796437	9.774147	-0.23%	0
2016*	10.000000	9.796437	-2.04%	0
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class - Q/NQ
2019	13.619157	18.480770	35.70%	0
2018	14.430542	13.619157	-5.62%	0
2017	11.890871	14.430542	21.36%	0
2016	11.377402	11.890871	4.51%	0
2015	12.105181	11.377402	-6.01%	0
2014	13.624361	12.105181	-11.15%	0
2013	10.044129	13.624361	35.65%	0
2012*	10.000000	10.044129	0.44%	0
MFS® Variable Insurance Trust - MFS Value Series: Service Class - Q/NQ
2019	13.490109	16.780535	24.39%	0
2018	15.671411	13.490109	-13.92%	0
2017	13.901970	15.671411	12.73%	0
2016	12.719727	13.901970	9.29%	0
2015	13.367714	12.719727	-4.85%	0
2014	12.628962	13.367714	5.85%	0
2013	9.696408	12.628962	30.24%	0
2012	8.712346	9.696408	11.30%	0
2011	9.112414	8.712346	-4.39%	0
2010	8.530108	9.112414	6.83%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.662207	6.62%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	14.209191	17.149221	20.69%	0
2018	16.391172	14.209191	-13.31%	0
2017	13.454527	16.391172	21.83%	0
2016	13.488039	13.454527	-0.25%	0
2015	13.207899	13.488039	2.12%	0
2014	13.597061	13.207899	-2.86%	0
2013	11.090863	13.597061	22.60%	0
2012	9.961063	11.090863	11.34%	0
2011	10.557617	9.961063	-5.65%	0
2010*	10.000000	10.557617	5.58%	0
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I - Q/NQ
2019	9.697485	10.327928	6.50%	0
2018	10.164747	9.697485	-4.60%	0
2017	9.959742	10.164747	2.06%	0
2016	9.771015	9.959742	1.93%	0
2015	10.239567	9.771015	-4.58%	0
2014	9.884197	10.239567	3.60%	0
2013	10.323438	9.884197	-4.25%	0
2012	9.821819	10.323438	5.11%	0
2011	9.677992	9.821819	1.49%	0
2010	9.404011	9.677992	2.91%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	13.458604	14.769484	9.74%	0
2018	15.061437	13.458604	-10.64%	0
2017	14.291252	15.061437	5.39%	0
2016	13.456879	14.291252	6.20%	0
2015	14.168527	13.456879	-5.02%	0
2014	14.331728	14.168527	-1.14%	0
2013	16.352167	14.331728	-12.36%	0
2012	14.433691	16.352167	13.29%	0
2011	14.038333	14.433691	2.82%	0
2010	13.317584	14.038333	5.41%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II - Q/NQ
2019	8.530429	10.476883	22.82%	0
2018	9.644221	8.530429	-11.55%	0
2017	8.920569	9.644221	8.11%	0
2016	8.077305	8.920569	10.44%	0
2015*	10.000000	8.077305	-19.23%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	14.365902	17.110160	19.10%	0
2018	16.117882	14.365902	-10.87%	0
2017	14.277360	16.117882	12.89%	0
2016	13.389416	14.277360	6.63%	0
2015	15.016532	13.389416	-10.84%	0
2014	15.963797	15.016532	-5.93%	0
2013	12.598452	15.963797	26.71%	0
2012	10.697275	12.598452	17.77%	0
2011	11.238682	10.697275	-4.82%	0
2010*	10.000000	11.238682	12.39%	0
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II - Q/NQ
2019	11.953060	13.867046	16.01%	0
2018	13.099793	11.953060	-8.75%	0
2017	11.776839	13.099793	11.23%	0
2016	11.247491	11.776839	4.71%	0
2015	11.595956	11.247491	-3.01%	0
2014	11.499008	11.595956	0.84%	0
2013	9.710596	11.499008	18.42%	0
2012	8.737584	9.710596	11.14%	0
2011	9.012376	8.737584	-3.05%	0
2010	8.376153	9.012376	7.60%	0
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II - Q/NQ
2019	8.282523	8.670060	4.68%	0
2018	8.718637	8.282523	-5.00%	0
2017	8.793732	8.718637	-0.85%	0
2016	8.917996	8.793732	-1.39%	0
2015	9.306274	8.917996	-4.17%	0
2014	9.229467	9.306274	0.83%	0
2013	9.862913	9.229467	-6.42%	0
2012	9.783635	9.862913	0.81%	0
2011	9.633393	9.783635	1.56%	0
2010	9.462638	9.633393	1.80%	0
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II - Q/NQ
2019	13.218189	17.111850	29.46%	0
2018	15.197130	13.218189	-13.02%	0
2017	12.079271	15.197130	25.81%	0
2016	12.551088	12.079271	-3.76%	0
2015	12.264801	12.551088	2.33%	0
2014	12.539065	12.264801	-2.19%	0
2013	10.147932	12.539065	23.56%	0
2012	8.654602	10.147932	17.25%	0
2011	9.934859	8.654602	-12.89%	0
2010	9.292897	9.934859	6.91%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II - Q/NQ
2019	14.710271	18.408562	25.14%	0
2018	15.420034	14.710271	-4.60%	0
2017	12.560506	15.420034	22.77%	0
2016	11.988851	12.560506	4.77%	0
2015	11.728120	11.988851	2.22%	0
2014	11.298983	11.728120	3.80%	0
2013	9.075950	11.298983	24.49%	0
2012	8.049283	9.075950	12.75%	0
2011	8.791840	8.049283	-8.45%	0
2010	7.744145	8.791840	13.53%	0
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II - Q/NQ
2019	12.472827	15.055195	20.70%	0
2018	13.278981	12.472827	-6.07%	0
2017	11.337298	13.278981	17.13%	0
2016	10.624196	11.337298	6.71%	0
2015	10.942262	10.624196	-2.91%	0
2014	10.335206	10.942262	5.87%	0
2013	8.092119	10.335206	27.72%	0
2012	7.197536	8.092119	12.43%	0
2011	7.664286	7.197536	-6.09%	0
2010	7.190095	7.664286	6.60%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	10.075740	10.565147	4.86%	0
2018	10.744429	10.075740	-6.22%	0
2017	10.518991	10.744429	2.14%	0
2016	10.078802	10.518991	4.37%	0
2015	10.805686	10.078802	-6.73%	0
2014	10.829488	10.805686	-0.22%	0
2013	11.403119	10.829488	-5.03%	0
2012	10.577465	11.403119	7.81%	0
2011	10.432475	10.577465	1.39%	0
2010	9.821503	10.432475	6.22%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	16.054716	19.632327	22.28%	0
2018	18.027035	16.054716	-10.94%	0
2017	15.903859	18.027035	13.35%	0
2016	14.043972	15.903859	13.24%	0
2015	15.604676	14.043972	-10.00%	0
2014	14.882030	15.604676	4.86%	0
2013	11.422592	14.882030	30.29%	0
2012	10.039632	11.422592	13.78%	0
2011	10.700558	10.039632	-6.18%	0
2010	9.622525	10.700558	11.20%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II - Q/NQ
2019	9.910548	10.941783	10.41%	0
2018	11.275749	9.910548	-12.11%	0
2017	9.910980	11.275749	13.77%	0
2016*	10.000000	9.910980	-0.89%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.912722	10.148255	2.38%	0
2018*	10.000000	9.912722	-0.87%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	13.075503	14.410459	10.21%	0
2018	14.037280	13.075503	-6.85%	0
2017	13.687956	14.037280	2.55%	0
2016	12.482147	13.687956	9.66%	0
2015	13.343531	12.482147	-6.46%	0
2014	13.546804	13.343531	-1.50%	0
2013	13.172276	13.546804	2.84%	0
2012	11.972471	13.172276	10.02%	0
2011	12.005264	11.972471	-0.27%	0
2010	11.045774	12.005264	8.69%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	12.621985	15.526776	23.01%	0
2018	13.802009	12.621985	-8.55%	0
2017	11.507514	13.802009	19.94%	0
2016	10.544990	11.507514	9.13%	0
2015	11.098534	10.544990	-4.99%	0
2014	10.839645	11.098534	2.39%	0
2013	7.846656	10.839645	38.14%	0
2012	6.986436	7.846656	12.31%	0
2011	8.229496	6.986436	-15.10%	0
2010	7.411026	8.229496	11.04%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II - Q/NQ
2019	11.822476	14.544935	23.03%	0
2018	12.960672	11.822476	-8.78%	0
2017	10.814249	12.960672	19.85%	0
2016*	10.000000	10.814249	8.14%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	8.299572	10.614471	27.89%	0
2018	10.345792	8.299572	-19.78%	0
2017	8.562874	10.345792	20.82%	0
2016	9.107301	8.562874	-5.98%	0
2015	9.528781	9.107301	-4.42%	0
2014*	10.000000	9.528781	-4.71%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	16.295351	20.238825	24.20%	0
2018	16.970029	16.295351	-3.98%	0
2017	14.657361	16.970029	15.78%	0
2016	13.698212	14.657361	7.00%	0
2015	14.129421	13.698212	-3.05%	0
2014	13.117037	14.129421	7.72%	0
2013	10.416446	13.117037	25.93%	0
2012	9.496017	10.416446	9.69%	0
2011	9.833719	9.496017	-3.43%	0
2010	9.024083	9.833719	8.97%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class II - Q/NQ
2019	10.377524	12.355973	19.06%	0
2018	12.108026	10.377524	-14.29%	0
2017	10.521251	12.108026	15.08%	0
2016	10.107336	10.521251	4.10%	0
2015	10.710953	10.107336	-5.64%	0
2014	10.671593	10.710953	0.37%	0
2013	8.580947	10.671593	24.36%	0
2012	7.692117	8.580947	11.56%	0
2011	8.553514	7.692117	-10.07%	0
2010	7.746398	8.553514	10.42%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class II - Q/NQ
2019	9.937050	11.088840	11.59%	0
2018	11.036095	9.937050	-9.96%	0
2017	10.252912	11.036095	7.64%	0
2016	10.058929	10.252912	1.93%	0
2015	10.584802	10.058929	-4.97%	0
2014	10.566033	10.584802	0.18%	0
2013	9.594203	10.566033	10.13%	0
2012	8.994793	9.594203	6.66%	0
2011	9.491560	8.994793	-5.23%	0
2010	8.950313	9.491560	6.05%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class II - Q/NQ
2019	10.340027	11.941878	15.49%	0
2018	11.724555	10.340027	-11.81%	0
2017	10.539367	11.724555	11.25%	0
2016	10.223047	10.539367	3.09%	0
2015	10.786873	10.223047	-5.23%	0
2014	10.726618	10.786873	0.56%	0
2013	9.210699	10.726618	16.46%	0
2012	8.439038	9.210699	9.14%	0
2011	9.099111	8.439038	-7.25%	0
2010	8.428800	9.099111	7.95%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class II - Q/NQ
2019	9.136332	9.711897	6.30%	0
2018	9.768714	9.136332	-6.47%	0
2017	9.561312	9.768714	2.17%	0
2016	9.514499	9.561312	0.49%	0
2015	9.979062	9.514499	-4.66%	0
2014	10.053994	9.979062	-0.75%	0
2013	9.975383	10.053994	0.79%	0
2012	9.662121	9.975383	3.24%	0
2011	9.918533	9.662121	-2.59%	0
2010	9.668776	9.918533	2.58%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth & Income Fund: Class II - Q/NQ
2019	9.581113	10.477540	9.36%	0
2018	10.729919	9.581113	-10.71%	0
2017	9.732665	10.729919	10.25%	0
2016	9.598405	9.732665	1.40%	0
2015	10.441597	9.598405	-8.08%	0
2014	10.630771	10.441597	-1.78%	0
2013*	10.000000	10.630771	6.31%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Managed Growth Fund: Class II - Q/NQ
2019	9.832479	10.899972	10.86%	0
2018	11.018643	9.832479	-10.77%	0
2017	9.737837	11.018643	13.15%	0
2016	9.544220	9.737837	2.03%	0
2015	10.446278	9.544220	-8.64%	0
2014	10.766803	10.446278	-2.98%	0
2013*	10.000000	10.766803	7.67%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class II - Q/NQ
2019	10.180748	11.552963	13.48%	0
2018	11.410567	10.180748	-10.78%	0
2017	10.422413	11.410567	9.48%	0
2016	10.164771	10.422413	2.53%	0
2015	10.696880	10.164771	-4.97%	0
2014	10.650089	10.696880	0.44%	0
2013	9.412132	10.650089	13.15%	0
2012	8.721278	9.412132	7.92%	0
2011	9.296022	8.721278	-6.18%	0
2010	8.689960	9.296022	6.97%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class II - Q/NQ
2019	10.338734	12.138062	17.40%	0
2018	11.897166	10.338734	-13.10%	0
2017	10.489462	11.897166	13.42%	0
2016	10.149148	10.489462	3.35%	0
2015	10.728381	10.149148	-5.40%	0
2014	10.682318	10.728381	0.43%	0
2013	8.948921	10.682318	19.37%	0
2012	8.131695	8.948921	10.05%	0
2011	8.880340	8.131695	-8.43%	0
2010	8.159168	8.880340	8.84%	0
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class II - Q/NQ
2019	9.745891	10.699757	9.79%	0
2018	10.656645	9.745891	-8.55%	0
2017	10.095552	10.656645	5.56%	0
2016	9.914863	10.095552	1.82%	0
2015	10.433809	9.914863	-4.97%	0
2014	10.436854	10.433809	-0.03%	0
2013	9.768190	10.436854	6.85%	0
2012	9.242572	9.768190	5.69%	0
2011	9.647884	9.242572	-4.20%	0
2010	9.212263	9.647884	4.73%	0
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I - Q/NQ
2019	10.901757	11.778635	8.04%	0
2018	13.465620	10.901757	-19.04%	0
2017	11.422514	13.465620	17.89%	0
2016	11.759895	11.422514	-2.87%	0
2015	12.741067	11.759895	-7.70%	0
2014	14.441871	12.741067	-11.78%	0
2013	12.519780	14.441871	15.35%	0
2012	10.902729	12.519780	14.83%	0
2011	12.961287	10.902729	-15.88%	0
2010	12.688663	12.961287	2.15%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	9.697544	10.147567	4.64%	0
2018	10.141108	9.697544	-4.37%	0
2017	10.112320	10.141108	0.28%	0
2016	9.992765	10.112320	1.20%	0
2015	10.479227	9.992765	-4.64%	0
2014	10.385156	10.479227	0.91%	0
2013	11.023005	10.385156	-5.79%	0
2012	10.651550	11.023005	3.49%	0
2011	10.402275	10.651550	2.40%	0
2010	10.116136	10.402275	2.83%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II - Q/NQ
2019	9.976371	10.501661	5.27%	0
2018	10.542198	9.976371	-5.37%	0
2017	10.576102	10.542198	-0.32%	0
2016	10.654385	10.576102	-0.73%	0
2015	11.150257	10.654385	-4.45%	0
2014	11.068461	11.150257	0.74%	0
2013	11.764751	11.068461	-5.92%	0
2012	11.435786	11.764751	2.88%	0
2011	11.225837	11.435786	1.87%	0
2010	10.810218	11.225837	3.84%	0
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II - Q/NQ
2019	9.415188	10.830863	15.04%	0
2018	10.916707	9.415188	-13.75%	0
2017	9.640063	10.916707	13.24%	0
2016	9.009386	9.640063	7.00%	0
2015*	10.000000	9.009386	-9.91%	0
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II - Q/NQ
2019	9.309160	10.507478	12.87%	0
2018	10.516528	9.309160	-11.48%	0
2017	9.617362	10.516528	9.35%	0
2016	9.204558	9.617362	4.48%	0
2015*	10.000000	9.204558	-7.95%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	15.171466	17.915930	18.09%	0
2018	19.131735	15.171466	-20.70%	0
2017	14.074110	19.131735	35.94%	0
2016	13.601494	14.074110	3.47%	0
2015	16.858033	13.601494	-19.32%	0
2014	18.574496	16.858033	-9.24%	0
2013	19.195388	18.574496	-3.23%	0
2012	17.050858	19.195388	12.58%	0
2011	22.868184	17.050858	-25.44%	0
2010	20.492572	22.868184	11.59%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	8.381306	8.555056	2.07%	0
2018	8.732115	8.381306	-4.02%	0
2017	8.904606	8.732115	-1.94%	0
2016	9.201527	8.904606	-3.23%	0
2015	9.590408	9.201527	-4.05%	0
2014	9.548510	9.590408	0.44%	0
2013	10.361488	9.548510	-7.85%	0
2012	10.468685	10.361488	-1.02%	0
2011	10.160733	10.468685	3.03%	0
2010	10.095776	10.160733	0.64%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	6.382614	6.239710	-2.24%	0
2018	6.555395	6.382614	-2.64%	0
2017	6.795597	6.555395	-3.53%	0
2016	7.073746	6.795597	-3.93%	0
2015	7.364645	7.073746	-3.95%	0
2014	7.667510	7.364645	-3.95%	0
2013	7.982823	7.667510	-3.95%	0
2012	8.312022	7.982823	-3.96%	0
2011	8.652885	8.312022	-3.94%	0
2010	9.008717	8.652885	-3.95%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	16.057181	18.372021	14.42%	0
2018	19.564819	16.057181	-17.93%	0
2017	15.979653	19.564819	22.44%	0
2016	16.491650	15.979653	-3.10%	0
2015	17.711608	16.491650	-6.89%	0
2014	18.523216	17.711608	-4.38%	0
2013	16.366128	18.523216	13.18%	0
2012	14.739990	16.366128	11.03%	0
2011	17.005956	14.739990	-13.32%	0
2010	15.627501	17.005956	8.82%	0
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII - Q/NQ
2019	7.008818	8.159350	16.42%	0
2018	8.499586	7.008818	-17.54%	0
2017	7.109265	8.499586	19.56%	0
2016	7.362305	7.109265	-3.44%	0
2015	7.773154	7.362305	-5.29%	0
2014	8.626732	7.773154	-9.89%	0
2013	7.421894	8.626732	16.23%	0
2012	6.537212	7.421894	13.53%	0
2011	7.809233	6.537212	-16.29%	0
2010	7.570023	7.809233	3.16%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	14.642153	17.401538	18.85%	0
2018	16.729386	14.642153	-12.48%	0
2017	14.705057	16.729386	13.77%	0
2016	13.984013	14.705057	5.16%	0
2015	14.705977	13.984013	-4.91%	0
2014	14.583738	14.705977	0.84%	0
2013	11.931983	14.583738	22.22%	0
2012	10.719099	11.931983	11.32%	0
2011	11.615800	10.719099	-7.72%	0
2010	10.549739	11.615800	10.11%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II - Q/NQ
2019	12.718129	14.089892	10.79%	0
2018	13.919249	12.718129	-8.63%	0
2017	13.038619	13.919249	6.75%	0
2016	12.768518	13.038619	2.12%	0
2015	13.316785	12.768518	-4.12%	0
2014	13.256585	13.316785	0.45%	0
2013	12.168179	13.256585	8.94%	0
2012	11.582635	12.168179	5.06%	0
2011	11.952139	11.582635	-3.09%	0
2010	11.331291	11.952139	5.48%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II - Q/NQ
2019	14.899260	17.164484	15.20%	0
2018	16.589092	14.899260	-10.19%	0
2017	15.041690	16.589092	10.29%	0
2016	14.533649	15.041690	3.50%	0
2015	15.212328	14.533649	-4.46%	0
2014	15.053369	15.212328	1.06%	0
2013	13.115409	15.053369	14.78%	0
2012	12.165722	13.115409	7.81%	0
2011	12.784624	12.165722	-4.84%	0
2010	11.880689	12.784624	7.61%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	9.305506	9.790024	5.21%	0
2018	9.868340	9.305506	-5.70%	0
2017	9.720601	9.868340	1.52%	0
2016	9.705397	9.720601	0.16%	0
2015	10.077873	9.705397	-3.70%	0
2014	10.099423	10.077873	-0.21%	0
2013	10.030122	10.099423	0.69%	0
2012	9.929723	10.030122	1.01%	0
2011	10.042693	9.929723	-1.12%	0
2010	9.873760	10.042693	1.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II - Q/NQ
2019	9.651137	10.474890	8.54%	0
2018	10.649496	9.651137	-9.37%	0
2017	9.721988	10.649496	9.54%	0
2016	9.574147	9.721988	1.54%	0
2015	10.301871	9.574147	-7.06%	0
2014	10.468468	10.301871	-1.59%	0
2013*	10.000000	10.468468	4.68%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II - Q/NQ
2019	9.908467	10.968331	10.70%	0
2018	10.983352	9.908467	-9.79%	0
2017	9.775382	10.983352	12.36%	0
2016	9.514849	9.775382	2.74%	0
2015	10.314160	9.514849	-7.75%	0
2014	10.555368	10.314160	-2.29%	0
2013*	10.000000	10.555368	5.55%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	12.291319	13.900848	13.09%	0
2018	13.570607	12.291319	-9.43%	0
2017	12.509820	13.570607	8.48%	0
2016	12.154569	12.509820	2.92%	0
2015	12.696967	12.154569	-4.27%	0
2014	12.567957	12.696967	1.03%	0
2013	11.219184	12.567957	12.02%	0
2012	10.541874	11.219184	6.42%	0
2011	10.978885	10.541874	-3.98%	0
2010	10.305393	10.978885	6.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	13.767084	16.109799	17.02%	0
2018	15.537204	13.767084	-11.39%	0
2017	13.862096	15.537204	12.08%	0
2016	13.302243	13.862096	4.21%	0
2015	13.951182	13.302243	-4.65%	0
2014	13.838938	13.951182	0.81%	0
2013	11.773247	13.838938	17.55%	0
2012	10.775757	11.773247	9.26%	0
2011	11.461774	10.775757	-5.99%	0
2010	10.575470	11.461774	8.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	10.879680	11.858973	9.00%	0
2018	11.768919	10.879680	-7.56%	0
2017	11.218110	11.768919	4.91%	0
2016	11.048039	11.218110	1.54%	0
2015	11.505930	11.048039	-3.98%	0
2014	11.437050	11.505930	0.60%	0
2013	10.776338	11.437050	6.13%	0
2012	10.385596	10.776338	3.76%	0
2011	10.593189	10.385596	-1.96%	0
2010	10.163087	10.593189	4.23%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.284796	2.85%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.580151	5.80%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	13.918464	17.450248	25.37%	0
2018	14.954476	13.918464	-6.93%	0
2017	11.956035	14.954476	25.08%	0
2016	12.179598	11.956035	-1.84%	0
2015	12.259471	12.179598	-0.65%	0
2014	11.557488	12.259471	6.07%	0
2013	8.930070	11.557488	29.42%	0
2012	7.991174	8.930070	11.75%	0
2011	8.568119	7.991174	-6.73%	0
2010	7.722382	8.568119	10.95%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II - Q/NQ
2019	9.922166	11.338207	14.27%	0
2018	10.855929	9.922166	-8.60%	0
2017	9.613471	10.855929	12.92%	0
2016	9.219601	9.613471	4.27%	0
2015	9.819475	9.219601	-6.11%	0
2014*	10.000000	9.819475	-1.81%	0
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II - Q/NQ
2019	11.135291	13.046679	17.17%	0
2018	11.902417	11.135291	-6.45%	0
2017	10.181259	11.902417	16.91%	0
2016	9.631244	10.181259	5.71%	0
2015	10.013229	9.631244	-3.81%	0
2014*	10.000000	10.013229	0.13%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	22.739139	30.057022	32.18%	0
2018	23.985152	22.739139	-5.19%	0
2017	19.611576	23.985152	22.30%	0
2016	19.700176	19.611576	-0.45%	0
2015	19.516349	19.700176	0.94%	0
2014	18.675544	19.516349	4.50%	0
2013	14.222860	18.675544	31.31%	0
2012	12.477531	14.222860	13.99%	0
2011	13.286387	12.477531	-6.09%	0
2010	12.713632	13.286387	4.51%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	18.884870	23.028344	21.94%	0
2018	21.694348	18.884870	-12.95%	0
2017	20.780904	21.694348	4.40%	0
2016	17.961785	20.780904	15.70%	0
2015	19.535908	17.961785	-8.06%	0
2014	17.980428	19.535908	8.65%	0
2013	14.192212	17.980428	26.69%	0
2012	12.887576	14.192212	10.12%	0
2011	13.330305	12.887576	-3.32%	0
2010	12.231233	13.330305	8.99%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	20.169249	24.342007	20.69%	0
2018	23.702223	20.169249	-14.91%	0
2017	21.311099	23.702223	11.22%	0
2016	18.442798	21.311099	15.55%	0
2015	19.700597	18.442798	-6.38%	0
2014	18.744971	19.700597	5.10%	0
2013	14.667889	18.744971	27.80%	0
2012	13.000839	14.667889	12.82%	0
2011	13.887868	13.000839	-6.39%	0
2010	11.456517	13.887868	21.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	7.665824	8.581563	11.95%	0
2018	9.637058	7.665824	-20.45%	0
2017	8.161102	9.637058	18.09%	0
2016	8.073924	8.161102	1.08%	0
2015	8.859725	8.073924	-8.87%	0
2014*	10.000000	8.859725	-11.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	14.050081	16.923334	20.45%	0
2018	16.548673	14.050081	-15.10%	0
2017	15.040500	16.548673	10.03%	0
2016	13.456987	15.040500	11.77%	0
2015	14.466437	13.456987	-6.98%	0
2014	13.627946	14.466437	6.15%	0
2013	10.475575	13.627946	30.09%	0
2012	9.258432	10.475575	13.15%	0
2011	10.235274	9.258432	-9.54%	0
2010*	10.000000	10.235274	2.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II - Q/NQ
2019	11.023659	13.245827	20.16%	0
2018	13.014730	11.023659	-15.30%	0
2017	11.846818	13.014730	9.86%	0
2016	10.627364	11.846818	11.47%	0
2015	11.458308	10.627364	-7.25%	0
2014	10.821105	11.458308	5.89%	0
2013	8.343354	10.821105	29.70%	0
2012	7.387664	8.343354	12.94%	0
2011	8.189940	7.387664	-9.80%	0
2010	7.562561	8.189940	8.30%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	13.978808	16.628485	18.95%	0
2018	16.762500	13.978808	-16.61%	0
2017	15.328373	16.762500	9.36%	0
2016	13.569424	15.328373	12.96%	0
2015	14.547368	13.569424	-6.72%	0
2014	12.942648	14.547368	12.40%	0
2013	9.931302	12.942648	30.32%	0
2012	8.887884	9.931302	11.74%	0
2011	9.472592	8.887884	-6.17%	0
2010	8.243412	9.472592	14.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	14.435526	18.817127	30.35%	0
2018	16.329571	14.435526	-11.60%	0
2017	13.607232	16.329571	20.01%	0
2016	13.079043	13.607232	4.04%	0
2015	13.514816	13.079043	-3.22%	0
2014	13.685904	13.514816	-1.25%	0
2013	9.874664	13.685904	38.60%	0
2012	9.063740	9.874664	8.95%	0
2011	9.497341	9.063740	-4.57%	0
2010	7.881728	9.497341	20.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	16.498985	18.858428	14.30%	0
2018	20.689483	16.498985	-20.25%	0
2017	19.747951	20.689483	4.77%	0
2016	16.324203	19.747951	20.97%	0
2015	18.084926	16.324203	-9.74%	0
2014	17.593249	18.084926	2.79%	0
2013	13.045613	17.593249	34.86%	0
2012	11.277505	13.045613	15.68%	0
2011	12.367596	11.277505	-8.81%	0
2010	10.169965	12.367596	21.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	17.812214	21.496806	20.69%	0
2018	21.231949	17.812214	-16.11%	0
2017	19.475619	21.231949	9.02%	0
2016	16.505451	19.475619	18.00%	0
2015	17.470050	16.505451	-5.52%	0
2014	18.041575	17.470050	-3.17%	0
2013	13.329986	18.041575	35.35%	0
2012	12.016557	13.329986	10.93%	0
2011	13.246230	12.016557	-9.28%	0
2010	11.004148	13.246230	20.37%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	13.277087	16.069388	21.03%	0
2018	14.676301	13.277087	-9.53%	0
2017	12.879830	14.676301	13.95%	0
2016	12.176683	12.879830	5.77%	0
2015	12.718664	12.176683	-4.26%	0
2014	11.972295	12.718664	6.23%	0
2013	8.982209	11.972295	33.29%	0
2012	8.387969	8.982209	7.08%	0
2011	9.019048	8.387969	-7.00%	0
2010	7.597901	9.019048	18.70%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	10.650971	13.371360	25.54%	0
2018	11.544526	10.650971	-7.74%	0
2017	11.284597	11.544526	2.30%	0
2016	10.942918	11.284597	3.12%	0
2015	12.037947	10.942918	-9.10%	0
2014	9.723831	12.037947	23.80%	0
2013	9.824597	9.723831	-1.03%	0
2012	8.834775	9.824597	11.20%	0
2011	8.635846	8.834775	2.30%	0
2010	6.906033	8.635846	25.05%	0
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class II - Q/NQ
2019	13.770722	17.306057	25.67%	0
2018	15.075122	13.770722	-8.65%	0
2017	12.945389	15.075122	16.45%	0
2016	12.097510	12.945389	7.01%	0
2015	12.477389	12.097510	-3.04%	0
2014	11.488112	12.477389	8.61%	0
2013*	10.000000	11.488112	14.88%	0
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II - Q/NQ
2019	7.831517	7.829647	-0.02%	0
2018	8.089046	7.831517	-3.18%	0
2017	8.289872	8.089046	-2.42%	0
2016	8.420033	8.289872	-1.55%	0
2015	8.796332	8.420033	-4.28%	0
2014	9.113071	8.796332	-3.48%	0
2013	9.477868	9.113071	-3.85%	0
2012	9.532788	9.477868	-0.58%	0
2011	9.796568	9.532788	-2.69%	0
2010	9.958459	9.796568	-1.63%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II - Q/NQ
2019	12.278091	14.736774	20.02%	0
2018	14.422226	12.278091	-14.87%	0
2017	13.148850	14.422226	9.68%	0
2016	11.324399	13.148850	16.11%	0
2015	12.395386	11.324399	-8.64%	0
2014	12.343388	12.395386	0.42%	0
2013*	10.000000	12.343388	23.43%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	13.246659	17.463528	31.83%	0
2018	14.809499	13.246659	-10.55%	0
2017	12.068848	14.809499	22.71%	0
2016	11.800795	12.068848	2.27%	0
2015	12.308993	11.800795	-4.13%	0
2014	12.318263	12.308993	-0.08%	0
2013	9.229886	12.318263	33.46%	0
2012	8.363811	9.229886	10.36%	0
2011	9.091660	8.363811	-8.01%	0
2010	7.463477	9.091660	21.82%	0
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class S - Q/NQ
2019	10.248307	13.040812	27.25%	0
2018	11.421470	10.248307	-10.27%	0
2017	9.545078	11.421470	19.66%	0
2016	9.539519	9.545078	0.06%	0
2015*	10.000000	9.539519	-4.60%	0
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: Class I - Q/NQ
2019	6.857817	6.829789	-0.41%	0
2018	7.069248	6.857817	-2.99%	0
2017	7.294164	7.069248	-3.08%	0
2016	7.501831	7.294164	-2.77%	0
2015	7.796031	7.501831	-3.77%	0
2014	8.067433	7.796031	-3.36%	0
2013	8.347725	8.067433	-3.36%	0
2012	8.309274	8.347725	0.46%	0
2011	8.625147	8.309274	-3.66%	0
2010	8.529050	8.625147	1.13%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	16.076366	19.438488	20.91%	0
2018	17.758375	16.076366	-9.47%	0
2017	15.609529	17.758375	13.77%	0
2016	14.790920	15.609529	5.53%	0
2015	15.470938	14.790920	-4.40%	0
2014	14.592177	15.470938	6.02%	0
2013	11.040317	14.592177	32.17%	0
2012	10.358168	11.040317	6.59%	0
2011	11.126068	10.358168	-6.90%	0
2010	9.428285	11.126068	18.01%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class - Q/NQ
2019	9.055602	9.719399	7.33%	0
2018	9.973444	9.055602	-9.20%	0
2017	9.157198	9.973444	8.91%	0
2016	8.443033	9.157198	8.46%	0
2015	9.679840	8.443033	-12.78%	0
2014	10.032332	9.679840	-3.51%	0
2013	10.433532	10.032332	-3.85%	0
2012*	10.000000	10.433532	4.34%	0
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class - Q/NQ
2019	9.363002	10.310888	10.12%	0
2018	10.244549	9.363002	-8.61%	0
2017	9.714565	10.244549	5.46%	0
2016	8.932669	9.714565	8.75%	0
2015	9.525314	8.932669	-6.22%	0
2014*	10.000000	9.525314	-4.75%	0
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Advisor Class - Q/NQ
2019	8.812731	9.050178	2.69%	0
2018	9.566889	8.812731	-7.88%	0
2017	8.993778	9.566889	6.37%	0
2016	9.098443	8.993778	-1.15%	0
2015	10.204846	9.098443	-10.84%	0
2014	10.592631	10.204846	-3.66%	0
2013	11.803373	10.592631	-10.26%	0
2012	11.679032	11.803373	1.06%	0
2011	11.214175	11.679032	4.15%	0
2010	10.674876	11.214175	5.05%	0
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class - Q/NQ
2019	8.705508	8.689732	-0.18%	0
2018	9.044077	8.705508	-3.74%	0
2017	9.298530	9.044077	-2.74%	0
2016	9.555167	9.298530	-2.69%	0
2015	9.927385	9.555167	-3.75%	0
2014	10.258878	9.927385	-3.23%	0
2013	10.705628	10.258878	-4.17%	0
2012	10.540981	10.705628	1.56%	0
2011	10.863775	10.540981	-2.97%	0
2010	10.752914	10.863775	1.03%	0
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class - Q/NQ
2019	9.507003	9.377681	-1.36%	0
2018	9.760863	9.507003	-2.60%	0
2017	9.932198	9.760863	-1.73%	0
2016*	10.000000	9.932198	-0.68%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class - Q/NQ
2019	8.873808	9.226232	3.97%	0
2018	9.299826	8.873808	-4.58%	0
2017	9.236299	9.299826	0.69%	0
2016	9.372921	9.236299	-1.46%	0
2015	9.725738	9.372921	-3.63%	0
2014	9.720599	9.725738	0.05%	0
2013	10.332494	9.720599	-5.92%	0
2012	9.825128	10.332494	5.16%	0
2011*	10.000000	9.825128	-1.75%	0
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB - Q/NQ
2019	9.122149	10.965761	20.21%	0
2018	11.744629	9.122149	-22.33%	0
2017	9.658667	11.744629	21.60%	0
2016*	10.000000	9.658667	-3.41%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	27.627501	34.133582	23.55%	0
2018	28.526159	27.627501	-3.15%	0
2017	23.325925	28.526159	22.29%	0
2016	27.197197	23.325925	-14.23%	0
2015	25.176087	27.197197	8.03%	0
2014	19.973970	25.176087	26.04%	0
2013	13.815781	19.973970	44.57%	0
2012	10.980979	13.815781	25.82%	0
2011	10.356002	10.980979	6.03%	0
2010*	10.000000	10.356002	3.56%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	20.636739	25.886469	25.44%	0
2018	28.088230	20.636739	-26.53%	0
2017	19.358835	28.088230	45.09%	0
2016	20.132033	19.358835	-3.84%	0
2015	24.370864	20.132033	-17.39%	0
2014	25.479297	24.370864	-4.35%	0
2013	23.680508	25.479297	7.60%	0
2012	18.994409	23.680508	24.67%	0
2011	26.628898	18.994409	-28.67%	0
2010	21.856129	26.628898	21.84%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.415444	4.730740	7.14%	0
2018	6.424229	4.415444	-31.27%	0
2017	6.822129	6.424229	-5.83%	0
2016	4.952010	6.822129	37.76%	0
2015	7.768390	4.952010	-36.25%	0
2014	10.028678	7.768390	-22.54%	0
2013	9.466511	10.028678	5.94%	0
2012*	10.000000	9.466511	-5.33%	0

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	12.385608	13.308438	7.45%	0
2018	17.983921	12.385608	-31.13%	0
2017	19.044683	17.983921	-5.57%	0
2016	13.795455	19.044683	38.05%	0
2015	21.583124	13.795455	-36.08%	0
2014	27.779195	21.583124	-22.30%	0
2013	26.165427	27.779195	6.17%	0
2012	26.352123	26.165427	-0.71%	0
2011	32.836529	26.352123	-19.75%	0
2010	26.452050	32.836529	24.14%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.599901	6.00%	0
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 - Q/NQ
2019	22.945052	27.510648	19.90%	0
2018	23.585762	22.945052	-2.72%	0
2017	19.508082	23.585762	20.90%	0
2016	18.847971	19.508082	3.50%	0
2015	20.205774	18.847971	-6.72%	0
2014	21.439671	20.205774	-5.76%	0
2013	14.857472	21.439671	44.30%	0
2012	14.341274	14.857472	3.60%	0
2011	15.649378	14.341274	-8.36%	0
2010	12.851536	15.649378	21.77%	0

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act was enacted on December 20, 2019 and increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);

•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);

•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.

The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-24 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;

(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.

If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For those contract owners who attained the age of 70 ½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin. For contract owners who attain age 72 on or after 1/1/2020, distributions must begin no later than April 1 of the calendar year in which the contract owner turns age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.Required Distributions Upon Death of a Contract Owner Before January 1, 2020
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;

(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the contract owner’s death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the contract owner’s death unless otherwise permitted by law and approved by Nationwide. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.

The Best of America® America’s FUTURE Annuity® (Key)
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2020.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2020), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 61. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
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•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
•	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I
•	Invesco Oppenheimer V.I. Global Fund: Series I
•	Invesco Oppenheimer V.I. Main Street Fund: Series I
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Options are referred to as Target Term Options in some states.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
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Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
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Recurring Contract Expenses
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option	0.40% [14]
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-Only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
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For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.
[15]	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2019, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.27%	1.40%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.95%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.40%)	$1,262	$2,175	$3,074	$5,464	*	$1,675	$2,774	$5,464	$562	$1,675	$2,774	$5,464
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$1,143	$1,837	$2,541	$4,546	*	$1,337	$2,241	$4,546	$443	$1,337	$2,241	$4,546
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000.The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
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Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account and to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70
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or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
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The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
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GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
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Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
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The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and
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technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretations thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
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Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2019, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
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For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
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Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC is elected); or
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(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
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The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
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The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
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This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one or both of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial professional regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
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In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
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The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
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The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
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•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
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Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that
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period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
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Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
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Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on
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the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
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Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
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Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
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Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
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Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
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Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
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Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
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These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
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Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:
1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:
2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)
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2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)
2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
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When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
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Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
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Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
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A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
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An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
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(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
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Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
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Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
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The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
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How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
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•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
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Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
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Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-28995
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (formerly, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
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Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. Global Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (formerly, Janus Henderson VIT Forty Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (formerly, Janus Henderson VIT Global Technology Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (formerly, Janus Henderson VIT Overseas Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
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Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
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Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
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Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (formerly, Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
66

Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A
Investment Advisor:	Victory Capital Management, Inc.
Investment Objective:	Long-term growth of capital.
67

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2019 (the maximum Variable Account charge of 3.95%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	28.883520	35.460847	22.77%	426,294
2018	31.312463	28.883520	-7.76%	519,099
2017	26.236989	31.312463	19.34%	597,472
2016	23.340797	26.236989	12.41%	683,666
2015	24.968028	23.340797	-6.52%	778,440
2014	22.405982	24.968028	11.43%	861,582
2013	16.654848	22.405982	34.53%	951,121
2012	14.654280	16.654848	13.65%	1,065,384
2011	14.348033	14.654280	2.13%	1,238,976
2010	12.690325	14.348033	13.06%	1,541,692
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	31.500863	38.132319	21.05%	182,676
2018	34.940747	31.500863	-9.84%	214,756
2017	31.382488	34.940747	11.34%	217,175
2016	25.199590	31.382488	24.54%	228,654
2015	26.048072	25.199590	-3.26%	261,216
2014	25.016676	26.048072	4.12%	298,330
2013	17.948769	25.016676	39.38%	368,019
2012	15.656696	17.948769	14.64%	425,148
2011	15.718089	15.656696	-0.39%	482,751
2010	12.611563	15.718089	24.63%	539,400
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	30.847362	39.916008	29.40%	2,507,873
2018	32.658678	30.847362	-5.55%	2,865,280
2017	27.127857	32.658678	20.39%	3,197,515
2016	24.517151	27.127857	10.65%	3,528,248
2015	24.481261	24.517151	0.15%	3,932,803
2014	21.790794	24.481261	12.35%	4,394,075
2013	16.662973	21.790794	30.77%	4,984,067
2012	14.535581	16.662973	14.64%	5,994,000
2011	14.404246	14.535581	0.91%	7,167,939
2010	12.663310	14.404246	13.75%	8,684,468
68

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	22.862537	30.425975	33.08%	359,286
2018	24.145918	22.862537	-5.32%	408,386
2017	21.135946	24.145918	14.24%	478,618
2016	19.332669	21.135946	9.33%	539,474
2015	20.162214	19.332669	-4.11%	614,719
2014	17.941911	20.162214	12.37%	702,466
2013	13.483253	17.941911	33.07%	781,919
2012	12.157073	13.483253	10.91%	895,487
2011	12.163802	12.157073	-0.06%	1,056,209
2010	10.695755	12.163802	13.73%	1,259,253
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	29.661777	39.898067	34.51%	387,920
2018	32.150879	29.661777	-7.74%	481,733
2017	25.491053	32.150879	26.13%	533,343
2016	23.849811	25.491053	6.88%	599,977
2015	24.687969	23.849811	-3.40%	704,427
2014	23.058902	24.687969	7.06%	802,298
2013	19.223244	23.058902	19.95%	957,935
2012	17.574938	19.223244	9.38%	1,110,913
2011	16.276326	17.574938	7.98%	1,224,440
2010	14.249671	16.276326	14.22%	1,238,074
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	19.639944	21.290436	8.40%	689,241
2018	19.947614	19.639944	-1.54%	795,043
2017	19.357260	19.947614	3.05%	919,204
2016	18.822597	19.357260	2.84%	1,007,630
2015	19.049497	18.822597	-1.19%	1,150,862
2014	18.529367	19.049497	2.81%	1,298,934
2013	18.515457	18.529367	0.08%	1,491,021
2012	17.037121	18.515457	8.68%	1,700,289
2011	16.817912	17.037121	1.30%	2,016,270
2010	15.648396	16.817912	7.47%	2,570,111
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	26.321012	33.194789	26.12%	1,566,527
2018	29.011960	26.321012	-9.28%	1,768,061
2017	25.964799	29.011960	11.74%	2,010,133
2016	22.232855	25.964799	16.79%	2,315,314
2015	23.402947	22.232855	-5.00%	2,673,224
2014	21.747008	23.402947	7.61%	2,954,004
2013	17.151149	21.747008	26.80%	3,325,252
2012	14.776315	17.151149	16.07%	3,844,392
2011	14.790710	14.776315	-0.10%	4,698,682
2010	12.974852	14.790710	14.00%	5,908,009
69

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	33.291983	44.248361	32.91%	1,342,782
2018	33.705865	33.291983	-1.23%	1,526,332
2017	25.205595	33.705865	33.72%	1,781,450
2016	25.266377	25.205595	-0.24%	2,003,985
2015	23.828197	25.266377	6.04%	2,293,593
2014	21.636043	23.828197	10.13%	2,418,446
2013	16.037388	21.636043	34.91%	2,683,343
2012	14.135507	16.037388	13.45%	3,066,898
2011	14.250682	14.135507	-0.81%	3,696,902
2010	11.597350	14.250682	22.88%	4,413,024
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	17.398559	19.804470	13.83%	656,211
2018	18.222450	17.398559	-4.52%	727,753
2017	17.181827	18.222450	6.06%	846,995
2016	15.166422	17.181827	13.29%	1,052,549
2015	15.909404	15.166422	-4.67%	1,137,243
2014	15.891231	15.909404	0.11%	727,278
2013	15.153563	15.891231	4.87%	836,574
2012	13.397380	15.153563	13.11%	1,005,149
2011	13.014661	13.397380	2.94%	1,227,894
2010	11.547337	13.014661	12.71%	1,585,321
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	18.359094	23.217056	26.46%	400,532
2018	21.777742	18.359094	-15.70%	450,679
2017	16.898895	21.777742	28.87%	510,564
2016	17.981441	16.898895	-6.02%	566,584
2015	17.541605	17.981441	2.51%	633,451
2014	19.283551	17.541605	-9.03%	269,023
2013	14.932471	19.283551	29.14%	307,699
2012	12.506931	14.932471	19.39%	368,399
2011	15.254762	12.506931	-18.01%	433,731
2010	13.630109	15.254762	11.92%	534,117
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	23.758112	31.601971	33.02%	67,756
2018	29.016016	23.758112	-18.12%	77,121
2017	24.572987	29.016016	18.08%	102,264
2016	22.660141	24.572987	8.44%	115,585
2015	23.598346	22.660141	-3.98%	139,273
2014	22.330248	23.598346	5.68%	156,266
2013	17.282621	22.330248	29.21%	181,445
2012	13.728233	17.282621	25.89%	227,555
2011	15.205010	13.728233	-9.71%	267,564
2010	12.139346	15.205010	25.25%	341,523
70

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	25.231966	34.829994	38.04%	540,580
2018	27.125270	25.231966	-6.98%	586,033
2017	21.262785	27.125270	27.57%	654,295
2016	20.976508	21.262785	1.36%	712,278
2015	19.865366	20.976508	5.59%	818,599
2014	18.959246	19.865366	4.78%	910,028
2013	14.075906	18.959246	34.69%	1,039,616
2012	12.204013	14.075906	15.34%	1,194,655
2011	12.187288	12.204013	0.14%	1,383,313
2010	9.652914	12.187288	26.26%	1,772,221
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	23.239360	30.335629	30.54%	1,036,335
2018	27.025492	23.239360	-14.01%	1,137,605
2017	19.964090	27.025492	35.37%	1,243,037
2016	20.138531	19.964090	-0.87%	1,391,811
2015	19.560215	20.138531	2.96%	1,600,608
2014	19.305299	19.560215	1.32%	1,801,274
2013	15.309784	19.305299	26.10%	739,235
2012	12.746431	15.309784	20.11%	844,375
2011	14.031691	12.746431	-9.16%	1,050,615
2010	12.215918	14.031691	14.86%	1,385,557
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	24.393314	31.912886	30.83%	834,840
2018	26.737116	24.393314	-8.77%	950,630
2017	23.088641	26.737116	15.80%	1,097,926
2016	20.883437	23.088641	10.56%	1,226,490
2015	20.404603	20.883437	2.35%	1,333,929
2014	18.608580	20.404603	9.65%	1,516,176
2013	14.257062	18.608580	30.52%	1,695,852
2012	12.316211	14.257062	15.76%	1,980,286
2011	12.435882	12.316211	-0.96%	2,351,343
2010	10.813307	12.435882	15.01%	3,036,121
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	29.408976	32.389947	10.14%	79,121
2018	30.334128	29.408976	-3.05%	98,455
2017	28.707080	30.334128	5.67%	115,837
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	22.990068	31.163522	35.55%	901,107
2018	22.819549	22.990068	0.75%	967,396
2017	17.721928	22.819549	28.76%	1,089,983
2016	17.550516	17.721928	0.98%	1,272,183
2015	15.829271	17.550516	10.87%	1,479,407
2014	14.733497	15.829271	7.44%	1,608,383
2013	11.364682	14.733497	29.64%	1,891,857
2012	9.263749	11.364682	22.68%	2,358,485
2011	10.050055	9.263749	-7.82%	2,754,178
2010	9.528992	10.050055	5.47%	3,721,301
71

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	13.464750	19.314346	43.44%	742,875
2018	13.472123	13.464750	-0.05%	806,604
2017	9.385548	13.472123	43.54%	864,385
2016	8.322537	9.385548	12.77%	886,807
2015	8.029341	8.322537	3.65%	1,018,673
2014	7.413382	8.029341	8.31%	1,113,685
2013	5.528055	7.413382	34.10%	1,333,627
2012	4.684211	5.528055	18.01%	1,548,572
2011	5.177274	4.684211	-9.52%	1,171,961
2010	4.201804	5.177274	23.22%	1,427,029
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	12.062290	15.138535	25.50%	737,049
2018	14.350851	12.062290	-15.95%	807,283
2017	11.076146	14.350851	29.57%	922,656
2016	11.986035	11.076146	-7.59%	1,058,037
2015	13.269261	11.986035	-9.67%	1,216,563
2014	15.240865	13.269261	-12.94%	1,415,180
2013	13.464155	15.240865	13.20%	1,682,894
2012	12.010491	13.464155	12.10%	2,004,604
2011	17.920745	12.010491	-32.98%	1,157,892
2010	14.472005	17.920745	23.83%	1,403,093
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	28.599596	35.908774	25.56%	113,442
2018	32.752059	28.599596	-12.68%	148,923
2017	29.064701	32.752059	12.69%	185,002
2016	25.583222	29.064701	13.61%	206,635
2015	26.533118	25.583222	-3.58%	226,013
2014	23.271888	26.533118	14.01%	238,583
2013	17.758747	23.271888	31.04%	268,060
2012	14.894463	17.758747	19.23%	252,933
2011	14.718963	14.894463	1.19%	210,458
2010	12.036907	14.718963	22.28%	260,724
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	18.546590	23.082956	24.46%	344,328
2018	20.742507	18.546590	-10.59%	406,403
2017	16.512381	20.742507	25.62%	431,380
2016	16.053670	16.512381	2.86%	472,336
2015	15.244199	16.053670	5.31%	458,034
2014	15.218030	15.244199	0.17%	385,771
2013	12.037490	15.218030	26.42%	326,134
2012	10.483109	12.037490	14.83%	259,926
2011	10.774935	10.483109	-2.71%	248,969
2010*	10.000000	10.774935	7.75%	36,477
72

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	31.751915	35.932516	13.17%	36,086
2018	34.450801	31.751915	-7.83%	44,097
2017	31.702083	34.450801	8.67%	49,617
2016	28.949793	31.702083	9.51%	54,969
2015	29.557182	28.949793	-2.05%	64,248
2014	28.991915	29.557182	1.95%	75,642
2013	32.076593	28.991915	-9.62%	92,082
2012	27.453903	32.076593	16.84%	108,811
2011	25.895341	27.453903	6.02%	130,590
2010	23.822195	25.895341	8.70%	162,295
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	20.613988	22.290203	8.13%	454,292
2018	21.312551	20.613988	-3.28%	522,003
2017	20.235236	21.312551	5.32%	584,349
2016	18.802957	20.235236	7.62%	627,738
2015	19.548293	18.802957	-3.81%	712,315
2014	18.997957	19.548293	2.90%	816,088
2013	19.398272	18.997957	-2.06%	840,059
2012	17.447495	19.398272	11.18%	1,051,092
2011	16.688582	17.447495	4.55%	1,203,410
2010	15.235554	16.688582	9.54%	1,449,914
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	23.629108	29.796716	26.10%	162,369
2018	25.723547	23.629108	-8.14%	175,406
2017	22.008855	25.723547	16.88%	210,694
2016	18.848010	22.008855	16.77%	238,523
2015	20.307950	18.848010	-7.19%	294,721
2014	18.780840	20.307950	8.13%	352,433
2013	13.978855	18.780840	34.35%	422,319
2012	11.913473	13.978855	17.34%	384,207
2011	12.313814	11.913473	-3.25%	446,219
2010	10.738195	12.313814	14.67%	583,755
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	25.316412	28.772227	13.65%	322,162
2018	26.350813	25.316412	-3.93%	359,869
2017	24.919103	26.350813	5.75%	434,906
2016	22.037740	24.919103	13.07%	449,568
2015	22.844721	22.037740	-3.53%	592,532
2014	22.490251	22.844721	1.58%	614,798
2013	21.206212	22.490251	6.06%	341,007
2012	18.689512	21.206212	13.47%	413,249
2011	18.174511	18.689512	2.83%	506,746
2010	16.215688	18.174511	12.08%	666,549
73

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	17.524173	22.230297	26.86%	932,624
2018	18.578559	17.524173	-5.68%	1,074,102
2017	15.022506	18.578559	23.67%	1,259,058
2016	13.350273	15.022506	12.53%	1,399,264
2015	13.625423	13.350273	-2.02%	1,558,741
2014	12.904472	13.625423	5.59%	1,761,052
2013	9.058714	12.904472	42.45%	2,049,457
2012	7.820800	9.058714	15.83%	2,372,993
2011	8.933624	7.820800	-12.46%	2,900,512
2010	7.801655	8.933624	14.51%	3,630,813
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	18.263526	24.086682	31.88%	442,127
2018	22.072194	18.263526	-17.26%	514,819
2017	17.717100	22.072194	24.58%	596,839
2016	18.274307	17.717100	-3.05%	660,433
2015	18.540650	18.274307	-1.44%	754,349
2014	18.909099	18.540650	-1.95%	864,156
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	26.689653	34.183647	28.08%	1,332,010
2018	26.947847	26.689653	-0.96%	1,483,271
2017	22.572889	26.947847	19.38%	1,713,330
2016	20.458760	22.572889	10.33%	1,910,546
2015	20.463568	20.458760	-0.02%	2,181,235
2014	18.421972	20.463568	11.08%	2,432,136
2013	14.186387	18.421972	29.86%	2,684,638
2012	12.540234	14.186387	13.13%	3,065,759
2011	12.593666	12.540234	-0.42%	3,642,673
2010	11.207070	12.593666	12.37%	4,409,792
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	13.462346	14.526973	7.91%	92,961
2018	13.649390	13.462346	-1.37%	88,001
2017	13.199590	13.649390	3.41%	93,402
2016	12.649579	13.199590	4.35%	108,977
2015	12.863549	12.649579	-1.66%	110,714
2014	12.361997	12.863549	4.06%	141,007
2013	12.723774	12.361997	-2.84%	148,308
2012	11.921719	12.723774	6.73%	164,038
2011	11.291133	11.921719	5.58%	245,536
2010	10.648045	11.291133	6.04%	213,850
74

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	22.748796	27.702937	21.78%	159,115
2018	27.812219	22.748796	-18.21%	174,827
2017	19.842858	27.812219	40.16%	182,198
2016	18.597562	19.842858	6.70%	192,005
2015	22.351225	18.597562	-16.79%	222,824
2014	23.880555	22.351225	-6.40%	261,117
2013	23.931129	23.880555	-0.21%	11,134
2012	20.612219	23.931129	16.10%	13,387
2011	26.807845	20.612219	-23.11%	14,456
2010	23.296502	26.807845	15.07%	17,949
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	18.799182	19.788159	5.26%	1,266,081
2018	18.989598	18.799182	-1.00%	1,469,864
2017	18.779809	18.989598	1.12%	1,593,258
2016	18.819853	18.779809	-0.21%	1,842,409
2015	19.021030	18.819853	-1.06%	2,096,253
2014	18.364382	19.021030	3.58%	2,410,620
2013	19.324204	18.364382	-4.97%	2,769,081
2012	18.931293	19.324204	2.08%	3,402,629
2011	17.819570	18.931293	6.24%	4,071,870
2010	17.169467	17.819570	3.79%	4,997,308
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	11.998867	12.096598	0.81%	3,822,657
2018	11.948419	11.998867	0.42%	4,098,945
2017	12.012069	11.948419	-0.53%	3,981,086
2016	12.126037	12.012069	-0.94%	4,361,708
2015	12.242336	12.126037	-0.95%	4,666,810
2014	12.359750	12.242336	-0.95%	4,793,824
2013	12.478292	12.359750	-0.95%	4,998,916
2012	12.598299	12.478292	-0.95%	5,595,409
2011	12.718790	12.598299	-0.95%	7,146,425
2010	12.840763	12.718790	-0.95%	7,691,190
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	14.825359	17.492348	17.99%	296,410
2018	17.513348	14.825359	-15.35%	344,080
2017	13.872445	17.513348	26.25%	378,990
2016	13.884499	13.872445	-0.09%	398,455
2015	14.459696	13.884499	-3.98%	473,533
2014	14.664123	14.459696	-1.39%	534,154
2013	12.564204	14.664123	16.71%	138,962
2012	10.972422	12.564204	14.51%	163,155
2011	12.276194	10.972422	-10.62%	198,886
2010	10.939868	12.276194	12.22%	12,002
75

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	22.827523	27.976627	22.56%	264,906
2018	25.286732	22.827523	-9.73%	238,616
2017	21.555968	25.286732	17.31%	289,056
2016	19.879984	21.555968	8.43%	371,715
2015	20.273000	19.879984	-1.94%	540,455
2014	19.495509	20.273000	3.99%	584,777
2013	15.467880	19.495509	26.04%	599,826
2012	13.473818	15.467880	14.80%	682,165
2011	14.159421	13.473818	-4.84%	790,741
2010	12.470836	14.159421	13.54%	921,331
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	15.496006	16.811980	8.49%	286,164
2018	15.932763	15.496006	-2.74%	331,765
2017	15.220250	15.932763	4.68%	380,581
2016	14.737481	15.220250	3.28%	450,936
2015	14.839530	14.737481	-0.69%	518,763
2014	14.420836	14.839530	2.90%	604,488
2013	13.888108	14.420836	3.84%	727,493
2012	13.331630	13.888108	4.17%	851,441
2011	13.076004	13.331630	1.95%	971,880
2010	12.466778	13.076004	4.89%	1,139,859
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	19.878226	23.183255	16.63%	1,196,512
2018	21.278529	19.878226	-6.58%	1,440,412
2017	19.023012	21.278529	11.86%	1,693,150
2016	17.924635	19.023012	6.13%	1,943,798
2015	18.157326	17.924635	-1.28%	2,214,542
2014	17.428488	18.157326	4.18%	2,525,006
2013	15.087055	17.428488	15.52%	2,883,286
2012	13.745885	15.087055	9.76%	3,231,430
2011	13.883067	13.745885	-0.99%	4,077,802
2010	12.637019	13.883067	9.86%	5,153,681
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	21.809979	26.318260	20.67%	466,424
2018	23.864181	21.809979	-8.61%	588,496
2017	20.648557	23.864181	15.57%	680,869
2016	19.216267	20.648557	7.45%	751,666
2015	19.543192	19.216267	-1.67%	823,139
2014	18.798767	19.543192	3.96%	949,845
2013	15.508601	18.798767	21.22%	1,043,186
2012	13.763764	15.508601	12.68%	1,222,712
2011	14.197419	13.763764	-3.05%	1,545,483
2010	12.703181	14.197419	11.76%	1,980,760
76

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	17.948196	20.174666	12.40%	325,688
2018	18.823748	17.948196	-4.65%	370,128
2017	17.400969	18.823748	8.18%	465,737
2016	16.619627	17.400969	4.70%	584,121
2015	16.784147	16.619627	-0.98%	689,512
2014	16.178359	16.784147	3.74%	829,169
2013	14.782151	16.178359	9.45%	950,282
2012	13.813646	14.782151	7.01%	1,226,229
2011	13.664039	13.813646	1.09%	1,429,541
2010	12.712419	13.664039	7.49%	1,741,472
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	19.322745	24.982324	29.29%	207,878
2018	20.128432	19.322745	-4.00%	231,129
2017	15.607006	20.128432	28.97%	253,230
2016	15.418659	15.607006	1.22%	292,218
2015	15.049677	15.418659	2.45%	347,246
2014	13.758226	15.049677	9.39%	425,694
2013	10.308799	13.758226	33.46%	476,655
2012	8.944983	10.308799	15.25%	544,147
2011	9.300909	8.944983	-3.83%	688,751
2010	8.129207	9.300909	14.41%	932,426
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	30.610186	41.724285	36.31%	3,489,859
2018	31.303822	30.610186	-2.22%	3,954,589
2017	24.823350	31.303822	26.11%	4,523,735
2016	24.182398	24.823350	2.65%	5,105,794
2015	23.231190	24.182398	4.09%	5,239,119
2014	21.557023	23.231190	7.77%	5,890,030
2013	15.920407	21.557023	35.40%	6,726,125
2012	13.542915	15.920407	17.56%	7,841,417
2011	13.984922	13.542915	-3.16%	9,557,287
2010	12.977046	13.984922	7.77%	12,605,015
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	25.422518	31.968127	25.75%	991,617
2018	28.314713	25.422518	-10.21%	1,124,881
2017	26.303598	28.314713	7.65%	1,297,422
2016	22.048762	26.303598	19.30%	1,465,335
2015	23.254470	22.048762	-5.18%	1,649,258
2014	20.754774	23.254470	12.04%	1,862,458
2013	15.886274	20.754774	30.65%	2,084,047
2012	13.987992	15.886274	13.57%	2,408,150
2011	14.031133	13.987992	-0.31%	2,966,278
2010	12.484701	14.031133	12.39%	3,972,371
77

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	47.689008	59.352643	24.46%	381,189
2018	54.334445	47.689008	-12.23%	436,083
2017	47.378306	54.334445	14.68%	488,137
2016	39.763766	47.378306	19.15%	547,888
2015	41.188951	39.763766	-3.46%	624,401
2014	38.003877	41.188951	8.38%	699,427
2013	28.837922	38.003877	31.78%	812,072
2012	24.784540	28.837922	16.35%	943,286
2011	25.674999	24.784540	-3.47%	1,167,563
2010	20.539433	25.674999	25.00%	1,465,714
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	18.344415	22.785781	24.21%	76,263
2018	20.948196	18.344415	-12.43%	95,941
2017	18.464322	20.948196	13.45%	105,665
2016	16.021437	18.464322	15.25%	99,001
2015	16.701364	16.021437	-4.07%	130,301
2014	15.256833	16.701364	9.47%	164,143
2013	11.372771	15.256833	34.15%	158,973
2012	9.746273	11.372771	16.69%	195,416
2011	10.448734	9.746273	-6.72%	221,142
2010*	10.000000	10.448734	4.49%	285,189
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	19.407100	23.806590	22.67%	613,484
2018	22.562411	19.407100	-13.98%	678,249
2017	20.009185	22.562411	12.76%	784,351
2016	17.178293	20.009185	16.48%	876,715
2015	17.858366	17.178293	-3.81%	980,237
2014	15.407339	17.858366	15.91%	1,130,361
2013	11.464750	15.407339	34.39%	1,177,192
2012	9.948767	11.464750	15.24%	1,343,615
2011	10.282687	9.948767	-3.25%	1,630,387
2010	8.677644	10.282687	18.50%	2,023,511
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	28.397725	38.173130	34.42%	165,750
2018	31.144438	28.397725	-8.82%	181,363
2017	25.168899	31.144438	23.74%	211,246
2016	23.461210	25.168899	7.28%	233,612
2015	23.508463	23.461210	-0.20%	288,991
2014	23.084886	23.508463	1.83%	318,180
2013	16.152366	23.084886	42.92%	366,995
2012	14.375852	16.152366	12.36%	407,492
2011	14.608151	14.375852	-1.59%	498,683
2010	11.756403	14.608151	24.26%	630,594
78

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	42.800539	50.449067	17.87%	495,351
2018	52.034989	42.800539	-17.75%	541,556
2017	48.167171	52.034989	8.03%	607,749
2016	38.614247	48.167171	24.74%	705,499
2015	41.482893	38.614247	-6.92%	786,588
2014	39.132821	41.482893	6.01%	878,795
2013	28.139538	39.132821	39.07%	1,028,599
2012	23.587520	28.139538	19.30%	1,178,528
2011	25.085213	23.587520	-5.97%	1,413,160
2010	20.003734	25.085213	25.40%	1,756,917
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	40.160818	49.981933	24.45%	544,388
2018	46.411895	40.160818	-13.47%	612,044
2017	41.287192	46.411895	12.41%	696,776
2016	33.934214	41.287192	21.67%	799,372
2015	34.829195	33.934214	-2.57%	881,543
2014	34.878917	34.829195	-0.14%	987,459
2013	24.990529	34.878917	39.57%	1,123,841
2012	21.844333	24.990529	14.40%	1,317,090
2011	23.351517	21.844333	-6.45%	1,604,068
2010	18.812192	23.351517	24.13%	2,004,700
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	18.433106	23.006425	24.81%	32,972
2018	19.754804	18.433106	-6.69%	35,808
2017	16.813371	19.754804	17.49%	81,721
2016	15.415411	16.813371	9.07%	80,049
2015	15.613840	15.415411	-1.27%	94,541
2014	14.252451	15.613840	9.55%	102,714
2013	10.369312	14.252451	37.45%	185,764
2012	9.389325	10.369312	10.44%	222,810
2011	9.790510	9.389325	-4.10%	156,153
2010	7.998316	9.790510	22.41%	84,693
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	14.788353	19.145088	29.46%	1,158,312
2018	15.540529	14.788353	-4.84%	1,288,589
2017	14.732033	15.540529	5.49%	1,539,081
2016	13.854850	14.732033	6.33%	1,909,276
2015	14.779525	13.854850	-6.26%	2,209,587
2014	11.577203	14.779525	27.66%	2,530,785
2013	11.342818	11.577203	2.07%	2,713,910
2012	9.890484	11.342818	14.68%	3,151,505
2011	9.375668	9.890484	5.49%	3,625,951
2010	7.271004	9.375668	28.95%	4,428,143
79

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	18.391050	25.002682	35.95%	988,401
2018	19.934126	18.391050	-7.74%	1,121,979
2017	15.754759	19.934126	26.53%	1,264,523
2016	14.939555	15.754759	5.46%	1,423,497
2015	15.110792	14.939555	-1.13%	1,599,321
2014	14.664024	15.110792	3.05%	1,778,999
2013	10.655025	14.664024	37.63%	2,090,791
2012	9.362126	10.655025	13.81%	2,487,696
2011	9.869151	9.362126	-5.14%	3,036,845
2010	7.856685	9.869151	25.61%	3,846,522
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	25.236501	31.467166	24.69%	68,885
2018	27.027434	25.236501	-6.63%	77,829
2017	23.039857	27.027434	17.31%	110,460
2016	21.172225	23.039857	8.82%	121,704
2015	21.474851	21.172225	-1.41%	154,435
2014	19.641663	21.474851	9.33%	168,546
2013	14.411002	19.641663	36.30%	191,351
2012	13.110097	14.411002	9.92%	176,237
2011	13.656248	13.110097	-4.00%	190,296
2010	11.222299	13.656248	21.69%	194,986
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	36.059847	45.943121	27.41%	279,027
2018	36.098093	36.059847	-0.11%	329,482
2017	28.626396	36.098093	26.10%	448,298
2016	32.368709	28.626396	-11.56%	492,068
2015	29.055808	32.368709	11.40%	749,936
2014	22.354484	29.055808	29.98%	771,008
2013	14.994655	22.354484	49.08%	751,881
2012	11.556396	14.994655	29.75%	698,132
2011	10.569330	11.556396	9.34%	314,235
2010*	10.000000	10.569330	5.69%	53,773
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	26.433703	34.193355	29.36%	158,449
2018	34.880887	26.433703	-24.22%	183,335
2017	23.315486	34.880887	49.60%	217,164
2016	23.514380	23.315486	-0.85%	210,911
2015	27.602110	23.514380	-14.81%	235,205
2014	27.982909	27.602110	-1.36%	269,170
2013	25.219801	27.982909	10.96%	327,820
2012	19.615273	25.219801	28.57%	394,322
2011	26.666572	19.615273	-26.44%	248,340
2010	21.225267	26.666572	25.64%	301,802
80

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.421436	5.989938	10.49%	293,120
2018	7.647271	5.421436	-29.11%	233,758
2017	7.875679	7.647271	-2.90%	276,716
2016	5.544135	7.875679	42.05%	315,865
2015	8.433083	5.544135	-34.26%	229,217
2014	10.556304	8.433083	-20.11%	187,496
2013	9.662724	10.556304	9.25%	139,302
2012*	10.000000	9.662724	-3.37%	133,325
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	16.780265	18.593539	10.81%	106,372
2018	23.621765	16.780265	-28.96%	125,200
2017	24.259671	23.621765	-2.63%	145,733
2016	17.042440	24.259671	42.35%	165,637
2015	25.853116	17.042440	-34.08%	191,191
2014	32.264957	25.853116	-19.87%	228,399
2013	29.470040	32.264957	9.48%	281,401
2012	28.778858	29.470040	2.40%	366,622
2011	34.775189	28.778858	-17.24%	181,369
2010	27.166286	34.775189	28.01%	211,609
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	20.187896	25.672094	27.17%	5,423
2018	23.510013	20.187896	-14.13%	9,245
2017	18.769286	23.510013	25.26%	10,986
2016	18.238338	18.769286	2.91%	11,099
2015	19.005047	18.238338	-4.03%	12,260
2014	17.411452	19.005047	9.15%	13,818
2013	13.125240	17.411452	32.66%	17,316
2012	11.396227	13.125240	15.17%	19,368
2011	12.348357	11.396227	-7.71%	22,634
2010	11.096887	12.348357	11.28%	26,598
81

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	15.883635	18.910150	19.05%	0
2018	17.760521	15.883635	-10.57%	0
2017	15.344817	17.760521	15.74%	0
2016	14.075918	15.344817	9.01%	0
2015	15.527626	14.075918	-9.35%	0
2014	14.369432	15.527626	8.06%	0
2013	11.014383	14.369432	30.46%	0
2012	9.994697	11.014383	10.20%	0
2011	10.090784	9.994697	-0.95%	0
2010	9.203402	10.090784	9.64%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	21.094448	24.761935	17.39%	0
2018	24.133496	21.094448	-12.59%	0
2017	22.350744	24.133496	7.98%	0
2016	18.505912	22.350744	20.78%	0
2015	19.726635	18.505912	-6.19%	0
2014	19.537325	19.726635	0.97%	0
2013	14.454845	19.537325	35.16%	0
2012	13.003607	14.454845	11.16%	0
2011	13.461571	13.003607	-3.40%	0
2010	11.137967	13.461571	20.86%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	17.602387	22.087581	25.48%	0
2018	19.221652	17.602387	-8.42%	0
2017	16.463316	19.221652	16.75%	0
2016	15.342204	16.463316	7.31%	0
2015	15.798273	15.342204	-2.89%	0
2014	14.501171	15.798273	8.94%	0
2013	11.434814	14.501171	26.82%	0
2012	10.287144	11.434814	11.16%	0
2011	10.511927	10.287144	-2.14%	0
2010	9.529754	10.511927	10.31%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	15.578377	20.104371	29.05%	0
2018	16.969886	15.578377	-8.20%	0
2017	15.316863	16.969886	10.79%	0
2016	14.446331	15.316863	6.03%	0
2015	15.536882	14.446331	-7.02%	0
2014	14.257740	15.536882	8.97%	0
2013	11.048999	14.257740	29.04%	0
2012	10.274149	11.048999	7.54%	0
2011	10.600241	10.274149	-3.08%	0
2010	9.611719	10.600241	10.28%	0
82

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	15.683954	20.457792	30.44%	0
2018	17.534400	15.683954	-10.55%	0
2017	14.334858	17.534400	22.32%	0
2016	13.829545	14.334858	3.65%	0
2015	14.762771	13.829545	-6.32%	0
2014	14.219285	14.762771	3.82%	0
2013	12.224063	14.219285	16.32%	0
2012	11.525735	12.224063	6.06%	0
2011	11.006634	11.525735	4.72%	0
2010	9.936763	11.006634	10.77%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	9.524501	10.012283	5.12%	0
2018	9.977557	9.524501	-4.54%	0
2017	9.983800	9.977557	-0.06%	0
2016	10.010395	9.983800	-0.27%	0
2015	10.447530	10.010395	-4.18%	0
2014	10.479662	10.447530	-0.31%	0
2013	10.798887	10.479662	-2.96%	0
2012	10.247808	10.798887	5.38%	0
2011	10.431016	10.247808	-1.76%	0
2010	10.008685	10.431016	4.22%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	14.300529	17.489079	22.30%	0
2018	16.257986	14.300529	-12.04%	0
2017	15.003325	16.257986	8.36%	0
2016	13.246884	15.003325	13.26%	0
2015	14.379721	13.246884	-7.88%	0
2014	13.779611	14.379721	4.36%	0
2013	11.206719	13.779611	22.96%	0
2012	9.957193	11.206719	12.55%	0
2011	10.277613	9.957193	-3.12%	0
2010	9.297136	10.277613	10.55%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	18.411744	23.730077	28.89%	0
2018	19.226444	18.411744	-4.24%	0
2017	14.825015	19.226444	29.69%	0
2016	15.323654	14.825015	-3.25%	0
2015	14.902782	15.323654	2.82%	0
2014	13.954390	14.902782	6.80%	0
2013	10.666279	13.954390	30.83%	0
2012	9.695581	10.666279	10.01%	0
2011	10.079227	9.695581	-3.81%	0
2010	8.458438	10.079227	19.16%	0
83

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	12.909521	14.249804	10.38%	0
2018	13.945571	12.909521	-7.43%	0
2017	13.558635	13.945571	2.85%	0
2016	12.340795	13.558635	9.87%	0
2015	13.349819	12.340795	-7.56%	0
2014	13.751066	13.349819	-2.92%	0
2013	13.522222	13.751066	1.69%	0
2012	12.329344	13.522222	9.68%	0
2011	12.350183	12.329344	-0.17%	0
2010	11.299791	12.350183	9.30%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	11.991362	14.705246	22.63%	0
2018	14.671530	11.991362	-18.27%	0
2017	11.738930	14.671530	24.98%	0
2016	12.880073	11.738930	-8.86%	0
2015	12.957627	12.880073	-0.60%	0
2014	14.689536	12.957627	-11.79%	0
2013	11.729960	14.689536	25.23%	0
2012	10.132087	11.729960	15.77%	0
2011	12.744035	10.132087	-20.50%	0
2010	11.741929	12.744035	8.53%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	14.125139	18.219873	28.99%	0
2018	17.793582	14.125139	-20.62%	0
2017	15.537933	17.793582	14.52%	0
2016	14.774738	15.537933	5.17%	0
2015	15.867208	14.774738	-6.89%	0
2014	15.483587	15.867208	2.48%	0
2013	12.357635	15.483587	25.30%	0
2012	10.123393	12.357635	22.07%	0
2011	11.562186	10.123393	-12.44%	0
2010	9.518918	11.562186	21.47%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	15.759267	21.095269	33.86%	0
2018	17.474343	15.759267	-9.81%	0
2017	14.123933	17.474343	23.72%	0
2016	14.367786	14.123933	-1.70%	0
2015	14.031705	14.367786	2.40%	0
2014	13.810082	14.031705	1.60%	0
2013	10.573027	13.810082	30.62%	0
2012	9.453974	10.573027	11.84%	0
2011	9.735270	9.453974	-2.89%	0
2010	7.951298	9.735270	22.44%	0
84

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	18.346632	23.223729	26.58%	0
2018	22.006579	18.346632	-16.63%	0
2017	16.762316	22.006579	31.29%	0
2016	17.435511	16.762316	-3.86%	0
2015	17.463841	17.435511	-0.16%	0
2014	17.774682	17.463841	-1.75%	0
2013	14.535896	17.774682	22.28%	0
2012	12.480893	14.535896	16.47%	0
2011	14.168021	12.480893	-11.91%	0
2010	12.719412	14.168021	11.39%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	15.961892	20.250108	26.87%	0
2018	18.045460	15.961892	-11.55%	0
2017	16.068072	18.045460	12.31%	0
2016	14.985926	16.068072	7.22%	0
2015	15.099667	14.985926	-0.75%	0
2014	14.200647	15.099667	6.33%	0
2013	11.219411	14.200647	26.57%	0
2012	9.995396	11.219411	12.25%	0
2011	10.407108	9.995396	-3.96%	0
2010	9.331567	10.407108	11.53%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	14.430151	15.411628	6.80%	0
2018	15.351608	14.430151	-6.00%	0
2017	14.980554	15.351608	2.48%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	24.562846	32.287228	31.45%	0
2018	25.146791	24.562846	-2.32%	0
2017	20.136977	25.146791	24.88%	0
2016	20.563378	20.136977	-2.07%	0
2015	19.125841	20.563378	7.52%	0
2014	18.357857	19.125841	4.18%	0
2013	14.602344	18.357857	25.72%	0
2012	12.275312	14.602344	18.96%	0
2011	13.732467	12.275312	-10.61%	0
2010	13.426857	13.732467	2.28%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	26.795311	37.272764	39.10%	0
2018	27.652501	26.795311	-3.10%	0
2017	19.863649	27.652501	39.21%	0
2016	18.162191	19.863649	9.37%	0
2015	18.069668	18.162191	0.51%	0
2014	17.204443	18.069668	5.03%	0
2013	13.229414	17.204443	30.05%	0
2012	11.560870	13.229414	14.43%	0
2011	13.176294	11.560870	-12.26%	0
2010	11.027225	13.176294	19.49%	0
85

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	13.989959	17.026167	21.70%	0
2018	17.167648	13.989959	-18.51%	0
2017	13.662444	17.167648	25.66%	0
2016	15.245526	13.662444	-10.38%	0
2015	17.405573	15.245526	-12.41%	0
2014	20.616946	17.405573	-15.58%	0
2013	18.782169	20.616946	9.77%	0
2012	17.279166	18.782169	8.70%	0
2011	26.587388	17.279166	-35.01%	0
2010	22.140293	26.587388	20.09%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	18.219571	22.183258	21.76%	0
2018	21.520775	18.219571	-15.34%	0
2017	19.692344	21.520775	9.28%	0
2016	17.873206	19.692344	10.18%	0
2015	19.115953	17.873206	-6.50%	0
2014	17.289935	19.115953	10.56%	0
2013	13.605735	17.289935	27.08%	0
2012	11.768476	13.605735	15.61%	0
2011	11.992306	11.768476	-1.87%	0
2010	10.113020	11.992306	18.58%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	14.209191	17.149221	20.69%	0
2018	16.391172	14.209191	-13.31%	0
2017	13.454527	16.391172	21.83%	0
2016	13.488039	13.454527	-0.25%	0
2015	13.207899	13.488039	2.12%	0
2014	13.597061	13.207899	-2.86%	0
2013	11.090863	13.597061	22.60%	0
2012	9.961063	11.090863	11.34%	0
2011	10.557617	9.961063	-5.65%	0
2010*	10.000000	10.557617	5.58%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	13.458604	14.769484	9.74%	0
2018	15.061437	13.458604	-10.64%	0
2017	14.291252	15.061437	5.39%	0
2016	13.456879	14.291252	6.20%	0
2015	14.168527	13.456879	-5.02%	0
2014	14.331728	14.168527	-1.14%	0
2013	16.352167	14.331728	-12.36%	0
2012	14.433691	16.352167	13.29%	0
2011	14.038333	14.433691	2.82%	0
2010	13.317584	14.038333	5.41%	0
86

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	10.075740	10.565147	4.86%	0
2018	10.744429	10.075740	-6.22%	0
2017	10.518991	10.744429	2.14%	0
2016	10.078802	10.518991	4.37%	0
2015	10.805686	10.078802	-6.73%	0
2014	10.829488	10.805686	-0.22%	0
2013	11.403119	10.829488	-5.03%	0
2012	10.577465	11.403119	7.81%	0
2011	10.432475	10.577465	1.39%	0
2010	9.821503	10.432475	6.22%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	16.054716	19.632327	22.28%	0
2018	18.027035	16.054716	-10.94%	0
2017	15.903859	18.027035	13.35%	0
2016	14.043972	15.903859	13.24%	0
2015	15.604676	14.043972	-10.00%	0
2014	14.882030	15.604676	4.86%	0
2013	11.422592	14.882030	30.29%	0
2012	10.039632	11.422592	13.78%	0
2011	10.700558	10.039632	-6.18%	0
2010	9.622525	10.700558	11.20%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	13.075503	14.410459	10.21%	0
2018	14.037280	13.075503	-6.85%	0
2017	13.687956	14.037280	2.55%	0
2016	12.482147	13.687956	9.66%	0
2015	13.343531	12.482147	-6.46%	0
2014	13.546804	13.343531	-1.50%	0
2013	13.172276	13.546804	2.84%	0
2012	11.972471	13.172276	10.02%	0
2011	12.005264	11.972471	-0.27%	0
2010	11.045774	12.005264	8.69%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	12.621985	15.526776	23.01%	0
2018	13.802009	12.621985	-8.55%	0
2017	11.507514	13.802009	19.94%	0
2016	10.544990	11.507514	9.13%	0
2015	11.098534	10.544990	-4.99%	0
2014	10.839645	11.098534	2.39%	0
2013	7.846656	10.839645	38.14%	0
2012	6.986436	7.846656	12.31%	0
2011	8.229496	6.986436	-15.10%	0
2010	7.411026	8.229496	11.04%	0
87

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	8.299572	10.614471	27.89%	0
2018	10.345792	8.299572	-19.78%	0
2017	8.562874	10.345792	20.82%	0
2016	9.107301	8.562874	-5.98%	0
2015	9.528781	9.107301	-4.42%	0
2014*	10.000000	9.528781	-4.71%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	16.295351	20.238825	24.20%	0
2018	16.970029	16.295351	-3.98%	0
2017	14.657361	16.970029	15.78%	0
2016	13.698212	14.657361	7.00%	0
2015	14.129421	13.698212	-3.05%	0
2014	13.117037	14.129421	7.72%	0
2013	10.416446	13.117037	25.93%	0
2012	9.496017	10.416446	9.69%	0
2011	9.833719	9.496017	-3.43%	0
2010	9.024083	9.833719	8.97%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	9.697544	10.147567	4.64%	0
2018	10.141108	9.697544	-4.37%	0
2017	10.112320	10.141108	0.28%	0
2016	9.992765	10.112320	1.20%	0
2015	10.479227	9.992765	-4.64%	0
2014	10.385156	10.479227	0.91%	0
2013	11.023005	10.385156	-5.79%	0
2012	10.651550	11.023005	3.49%	0
2011	10.402275	10.651550	2.40%	0
2010	10.116136	10.402275	2.83%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	15.171466	17.915930	18.09%	0
2018	19.131735	15.171466	-20.70%	0
2017	14.074110	19.131735	35.94%	0
2016	13.601494	14.074110	3.47%	0
2015	16.858033	13.601494	-19.32%	0
2014	18.574496	16.858033	-9.24%	0
2013	19.195388	18.574496	-3.23%	0
2012	17.050858	19.195388	12.58%	0
2011	22.868184	17.050858	-25.44%	0
2010	20.492572	22.868184	11.59%	0
88

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	8.381306	8.555056	2.07%	0
2018	8.732115	8.381306	-4.02%	0
2017	8.904606	8.732115	-1.94%	0
2016	9.201527	8.904606	-3.23%	0
2015	9.590408	9.201527	-4.05%	0
2014	9.548510	9.590408	0.44%	0
2013	10.361488	9.548510	-7.85%	0
2012	10.468685	10.361488	-1.02%	0
2011	10.160733	10.468685	3.03%	0
2010	10.095776	10.160733	0.64%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	6.382614	6.239710	-2.24%	0
2018	6.555395	6.382614	-2.64%	0
2017	6.795597	6.555395	-3.53%	0
2016	7.073746	6.795597	-3.93%	0
2015	7.364645	7.073746	-3.95%	0
2014	7.667510	7.364645	-3.95%	0
2013	7.982823	7.667510	-3.95%	0
2012	8.312022	7.982823	-3.96%	0
2011	8.652885	8.312022	-3.94%	0
2010	9.008717	8.652885	-3.95%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	16.057181	18.372021	14.42%	0
2018	19.564819	16.057181	-17.93%	0
2017	15.979653	19.564819	22.44%	0
2016	16.491650	15.979653	-3.10%	0
2015	17.711608	16.491650	-6.89%	0
2014	18.523216	17.711608	-4.38%	0
2013	16.366128	18.523216	13.18%	0
2012	14.739990	16.366128	11.03%	0
2011	17.005956	14.739990	-13.32%	0
2010	15.627501	17.005956	8.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II - Q/NQ
2019	14.642153	17.401538	18.85%	0
2018	16.729386	14.642153	-12.48%	0
2017	14.705057	16.729386	13.77%	0
2016	13.984013	14.705057	5.16%	0
2015	14.705977	13.984013	-4.91%	0
2014	14.583738	14.705977	0.84%	0
2013	11.931983	14.583738	22.22%	0
2012	10.719099	11.931983	11.32%	0
2011	11.615800	10.719099	-7.72%	0
2010	10.549739	11.615800	10.11%	0
89

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II - Q/NQ
2019	9.305506	9.790024	5.21%	0
2018	9.868340	9.305506	-5.70%	0
2017	9.720601	9.868340	1.52%	0
2016	9.705397	9.720601	0.16%	0
2015	10.077873	9.705397	-3.70%	0
2014	10.099423	10.077873	-0.21%	0
2013	10.030122	10.099423	0.69%	0
2012	9.929723	10.030122	1.01%	0
2011	10.042693	9.929723	-1.12%	0
2010	9.873760	10.042693	1.71%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	12.291319	13.900848	13.09%	0
2018	13.570607	12.291319	-9.43%	0
2017	12.509820	13.570607	8.48%	0
2016	12.154569	12.509820	2.92%	0
2015	12.696967	12.154569	-4.27%	0
2014	12.567957	12.696967	1.03%	0
2013	11.219184	12.567957	12.02%	0
2012	10.541874	11.219184	6.42%	0
2011	10.978885	10.541874	-3.98%	0
2010	10.305393	10.978885	6.54%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II - Q/NQ
2019	13.767084	16.109799	17.02%	0
2018	15.537204	13.767084	-11.39%	0
2017	13.862096	15.537204	12.08%	0
2016	13.302243	13.862096	4.21%	0
2015	13.951182	13.302243	-4.65%	0
2014	13.838938	13.951182	0.81%	0
2013	11.773247	13.838938	17.55%	0
2012	10.775757	11.773247	9.26%	0
2011	11.461774	10.775757	-5.99%	0
2010	10.575470	11.461774	8.38%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II - Q/NQ
2019	10.879680	11.858973	9.00%	0
2018	11.768919	10.879680	-7.56%	0
2017	11.218110	11.768919	4.91%	0
2016	11.048039	11.218110	1.54%	0
2015	11.505930	11.048039	-3.98%	0
2014	11.437050	11.505930	0.60%	0
2013	10.776338	11.437050	6.13%	0
2012	10.385596	10.776338	3.76%	0
2011	10.593189	10.385596	-1.96%	0
2010	10.163087	10.593189	4.23%	0
90

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	13.918464	17.450248	25.37%	0
2018	14.954476	13.918464	-6.93%	0
2017	11.956035	14.954476	25.08%	0
2016	12.179598	11.956035	-1.84%	0
2015	12.259471	12.179598	-0.65%	0
2014	11.557488	12.259471	6.07%	0
2013	8.930070	11.557488	29.42%	0
2012	7.991174	8.930070	11.75%	0
2011	8.568119	7.991174	-6.73%	0
2010	7.722382	8.568119	10.95%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	22.739139	30.057022	32.18%	0
2018	23.985152	22.739139	-5.19%	0
2017	19.611576	23.985152	22.30%	0
2016	19.700176	19.611576	-0.45%	0
2015	19.516349	19.700176	0.94%	0
2014	18.675544	19.516349	4.50%	0
2013	14.222860	18.675544	31.31%	0
2012	12.477531	14.222860	13.99%	0
2011	13.286387	12.477531	-6.09%	0
2010	12.713632	13.286387	4.51%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	18.884870	23.028344	21.94%	0
2018	21.694348	18.884870	-12.95%	0
2017	20.780904	21.694348	4.40%	0
2016	17.961785	20.780904	15.70%	0
2015	19.535908	17.961785	-8.06%	0
2014	17.980428	19.535908	8.65%	0
2013	14.192212	17.980428	26.69%	0
2012	12.887576	14.192212	10.12%	0
2011	13.330305	12.887576	-3.32%	0
2010	12.231233	13.330305	8.99%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	20.169249	24.342007	20.69%	0
2018	23.702223	20.169249	-14.91%	0
2017	21.311099	23.702223	11.22%	0
2016	18.442798	21.311099	15.55%	0
2015	19.700597	18.442798	-6.38%	0
2014	18.744971	19.700597	5.10%	0
2013	14.667889	18.744971	27.80%	0
2012	13.000839	14.667889	12.82%	0
2011	13.887868	13.000839	-6.39%	0
2010	11.456517	13.887868	21.22%	0
91

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	14.050081	16.923334	20.45%	0
2018	16.548673	14.050081	-15.10%	0
2017	15.040500	16.548673	10.03%	0
2016	13.456987	15.040500	11.77%	0
2015	14.466437	13.456987	-6.98%	0
2014	13.627946	14.466437	6.15%	0
2013	10.475575	13.627946	30.09%	0
2012	9.258432	10.475575	13.15%	0
2011	10.235274	9.258432	-9.54%	0
2010*	10.000000	10.235274	2.35%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	13.978808	16.628485	18.95%	0
2018	16.762500	13.978808	-16.61%	0
2017	15.328373	16.762500	9.36%	0
2016	13.569424	15.328373	12.96%	0
2015	14.547368	13.569424	-6.72%	0
2014	12.942648	14.547368	12.40%	0
2013	9.931302	12.942648	30.32%	0
2012	8.887884	9.931302	11.74%	0
2011	9.472592	8.887884	-6.17%	0
2010	8.243412	9.472592	14.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	14.435526	18.817127	30.35%	0
2018	16.329571	14.435526	-11.60%	0
2017	13.607232	16.329571	20.01%	0
2016	13.079043	13.607232	4.04%	0
2015	13.514816	13.079043	-3.22%	0
2014	13.685904	13.514816	-1.25%	0
2013	9.874664	13.685904	38.60%	0
2012	9.063740	9.874664	8.95%	0
2011	9.497341	9.063740	-4.57%	0
2010	7.881728	9.497341	20.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	16.498985	18.858428	14.30%	0
2018	20.689483	16.498985	-20.25%	0
2017	19.747951	20.689483	4.77%	0
2016	16.324203	19.747951	20.97%	0
2015	18.084926	16.324203	-9.74%	0
2014	17.593249	18.084926	2.79%	0
2013	13.045613	17.593249	34.86%	0
2012	11.277505	13.045613	15.68%	0
2011	12.367596	11.277505	-8.81%	0
2010	10.169965	12.367596	21.61%	0
92

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	17.812214	21.496806	20.69%	0
2018	21.231949	17.812214	-16.11%	0
2017	19.475619	21.231949	9.02%	0
2016	16.505451	19.475619	18.00%	0
2015	17.470050	16.505451	-5.52%	0
2014	18.041575	17.470050	-3.17%	0
2013	13.329986	18.041575	35.35%	0
2012	12.016557	13.329986	10.93%	0
2011	13.246230	12.016557	-9.28%	0
2010	11.004148	13.246230	20.37%	0
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	13.277087	16.069388	21.03%	0
2018	14.676301	13.277087	-9.53%	0
2017	12.879830	14.676301	13.95%	0
2016	12.176683	12.879830	5.77%	0
2015	12.718664	12.176683	-4.26%	0
2014	11.972295	12.718664	6.23%	0
2013	8.982209	11.972295	33.29%	0
2012	8.387969	8.982209	7.08%	0
2011	9.019048	8.387969	-7.00%	0
2010	7.597901	9.019048	18.70%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	10.650971	13.371360	25.54%	0
2018	11.544526	10.650971	-7.74%	0
2017	11.284597	11.544526	2.30%	0
2016	10.942918	11.284597	3.12%	0
2015	12.037947	10.942918	-9.10%	0
2014	9.723831	12.037947	23.80%	0
2013	9.824597	9.723831	-1.03%	0
2012	8.834775	9.824597	11.20%	0
2011	8.635846	8.834775	2.30%	0
2010	6.906033	8.635846	25.05%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	13.246659	17.463528	31.83%	0
2018	14.809499	13.246659	-10.55%	0
2017	12.068848	14.809499	22.71%	0
2016	11.800795	12.068848	2.27%	0
2015	12.308993	11.800795	-4.13%	0
2014	12.318263	12.308993	-0.08%	0
2013	9.229886	12.318263	33.46%	0
2012	8.363811	9.229886	10.36%	0
2011	9.091660	8.363811	-8.01%	0
2010	7.463477	9.091660	21.82%	0
93

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	16.076366	19.438488	20.91%	0
2018	17.758375	16.076366	-9.47%	0
2017	15.609529	17.758375	13.77%	0
2016	14.790920	15.609529	5.53%	0
2015	15.470938	14.790920	-4.40%	0
2014	14.592177	15.470938	6.02%	0
2013	11.040317	14.592177	32.17%	0
2012	10.358168	11.040317	6.59%	0
2011	11.126068	10.358168	-6.90%	0
2010	9.428285	11.126068	18.01%	0
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	27.627501	34.133582	23.55%	0
2018	28.526159	27.627501	-3.15%	0
2017	23.325925	28.526159	22.29%	0
2016	27.197197	23.325925	-14.23%	0
2015	25.176087	27.197197	8.03%	0
2014	19.973970	25.176087	26.04%	0
2013	13.815781	19.973970	44.57%	0
2012	10.980979	13.815781	25.82%	0
2011	10.356002	10.980979	6.03%	0
2010*	10.000000	10.356002	3.56%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	20.636739	25.886469	25.44%	0
2018	28.088230	20.636739	-26.53%	0
2017	19.358835	28.088230	45.09%	0
2016	20.132033	19.358835	-3.84%	0
2015	24.370864	20.132033	-17.39%	0
2014	25.479297	24.370864	-4.35%	0
2013	23.680508	25.479297	7.60%	0
2012	18.994409	23.680508	24.67%	0
2011	26.628898	18.994409	-28.67%	0
2010	21.856129	26.628898	21.84%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.415444	4.730740	7.14%	0
2018	6.424229	4.415444	-31.27%	0
2017	6.822129	6.424229	-5.83%	0
2016	4.952010	6.822129	37.76%	0
2015	7.768390	4.952010	-36.25%	0
2014	10.028678	7.768390	-22.54%	0
2013	9.466511	10.028678	5.94%	0
2012*	10.000000	9.466511	-5.33%	0
94

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	12.385608	13.308438	7.45%	0
2018	17.983921	12.385608	-31.13%	0
2017	19.044683	17.983921	-5.57%	0
2016	13.795455	19.044683	38.05%	0
2015	21.583124	13.795455	-36.08%	0
2014	27.779195	21.583124	-22.30%	0
2013	26.165427	27.779195	6.17%	0
2012	26.352123	26.165427	-0.71%	0
2011	32.836529	26.352123	-19.75%	0
2010	26.452050	32.836529	24.14%	0
Victory Variable Insurance Funds - Victory Variable Insurance Diversified Stock Fund: Class A - Q/NQ
2019	14.250659	17.573241	23.32%	0
2018	17.117450	14.250659	-16.75%	0
2017	14.091011	17.117450	21.48%	0
2016	14.118889	14.091011	-0.20%	0
2015	15.172129	14.118889	-6.94%	0
2014	14.334054	15.172129	5.85%	0
2013	11.142647	14.334054	28.64%	0
2012	9.977649	11.142647	11.68%	0
2011	11.148376	9.977649	-10.50%	0
2010	10.331189	11.148376	7.91%	0
95

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
96

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act was enacted on December 20, 2019 and increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
97

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
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The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
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The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a
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distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-24 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
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(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
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If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are
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those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For those contract owners who attained the age of 70 ½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin. For contract owners who attain age 72 on or after 1/1/2020, distributions must begin no later than April 1 of the calendar year in which the contract owner turns age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period
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determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.Required Distributions Upon Death of a Contract Owner Before January 1, 2020
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
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(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the contract owner’s death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the contract owner’s death unless otherwise permitted by law and approved by Nationwide. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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NEA Valuebuilder Future
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2020.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2020), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 62. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
1

•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
•	Guggenheim Variable Funds Trust - Series D (World Equity Income Series)
•	Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
•	Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series)
•	Guggenheim Variable Funds Trust - Series O (All Cap Value Series)
•	Guggenheim Variable Funds Trust - Series P (High Yield Series)
•	Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
•	Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series)
•	Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series)
•	Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
•	Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
•	Invesco - Invesco V.I. Health Care Fund: Series I Shares
•	Invesco - Invesco V.I. International Growth Fund: Series I Shares
•	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I
•	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I
•	Invesco Oppenheimer V.I. Global Fund: Series I
•	Invesco Oppenheimer V.I. Main Street Fund: Series I
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
•	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
•	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
2

Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
3

Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Options are referred to as Target Term Options in some states.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
4

Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
5

6

Table of Contents (continued)
7

Table of Contents (continued)
8

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
9

Recurring Contract Expenses
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option	0.40% [14]
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-Only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
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For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.
[15]	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2019, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.27%	1.73%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.95%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.73%)	$1,296	$2,272	$3,225	$5,712	*	$1,772	$2,925	$5,712	$596	$1,772	$2,925	$5,712
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$1,143	$1,837	$2,541	$4,546	*	$1,337	$2,241	$4,546	$443	$1,337	$2,241	$4,546
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000.The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
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Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account and to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70
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or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Security Distributors, LLC
The contracts are distributed by the general distributor, Security Distributors, LLC ("SDL"), One Security Benefit Place, Topeka, Kansas, 66636-0001. SDL is registered as a broker/dealer with FINRA and is a wholly-owned subsidiary of Security Benefit Group, Inc., a financial services holding company wholly owned by Security Benefit Life Insurance Company.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
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Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
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The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
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GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
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Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-NEA-VALU (1-800-632-8258) (TDD 1-800-238-3035)
•	by fax at 1-785-368-1772
•	by mail to NEA Valuebuilder Program, One SW Security Benefit Place, Topeka, Kansas 66636-0001
•	by courier or overnight mail to NEA Retirement Program, Mail Zone 500, One Security Benefit Place, Topeka, KS 66636-0001
•	by Internet at https://www.nearetirementprogram.com/
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns
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for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the
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underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretations thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
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Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2019, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
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For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
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Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC is elected); or
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(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
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The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
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The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
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This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one or both of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial professional regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
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In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
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The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
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The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
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•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
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Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower
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expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
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If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
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Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
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Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
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Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
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U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via telephone. However, transfer requests submitted by multi-contract financial professionals via telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
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Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
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Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
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Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
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•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
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Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
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When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:
1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:
2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)
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2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)
2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
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When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
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Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
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Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
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A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
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An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
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(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
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Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
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Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
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The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
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How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
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•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
60

Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Security Distributors, LLC ("SDL")
The general distributor, SDL, is not engaged in any litigation of any material nature.
61

Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-28995
62

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BNY Mellon Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (formerly, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term capital appreciation.
63

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Guggenheim Variable Funds Trust - Series D (World Equity Income Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks to provide total return, comprised of capital appreciation and income.
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Capital appreciation.
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High level of total return.
Guggenheim Variable Funds Trust - Series O (All Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Seeks long-term growth of capital.
Guggenheim Variable Funds Trust - Series P (High Yield Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	High current income and capital appreciation as a secondary objective.
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term capital appreciation.
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
64

Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series)
Investment Advisor:	Guggenheim Investments
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Asset Management Limited
Investment Objective:	Total return through growth of capital and current income.
Invesco - Invesco V.I. Health Care Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long term growth of capital.
Invesco - Invesco V.I. International Growth Fund: Series I Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2009
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The investment seeks capital appreciation.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. Global Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (formerly, Janus Henderson VIT Forty Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (formerly, Janus Henderson VIT Global Technology Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
65

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (formerly, Janus Henderson VIT Overseas Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective June 12, 2015
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The fund seeks total return.
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
66

Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (formerly, Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
67

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Designation: FF
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
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VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
69

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2019 (the maximum Variable Account charge of 3.95%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2019; therefore, no Condensed Financial Information is available:
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	28.883520	35.460847	22.77%	426,294
2018	31.312463	28.883520	-7.76%	519,099
2017	26.236989	31.312463	19.34%	597,472
2016	23.340797	26.236989	12.41%	683,666
2015	24.968028	23.340797	-6.52%	778,440
2014	22.405982	24.968028	11.43%	861,582
2013	16.654848	22.405982	34.53%	951,121
2012	14.654280	16.654848	13.65%	1,065,384
2011	14.348033	14.654280	2.13%	1,238,976
2010	12.690325	14.348033	13.06%	1,541,692
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	19.701834	25.060844	27.20%	0
2018	23.463183	19.701834	-16.03%	0
2017	18.053642	23.463183	29.96%	0
2016	19.286797	18.053642	-6.39%	0
2015	19.325250	19.286797	-0.20%	0
2014	20.647609	19.325250	-6.40%	0
2013	17.029234	20.647609	21.25%	291
2012	14.190083	17.029234	20.01%	291
2011	16.287291	14.190083	-12.88%	291
2010	14.514074	16.287291	12.22%	291
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I - Q/NQ
2019	34.906820	43.922288	25.83%	0
2018	38.793313	34.906820	-10.02%	0
2017	36.014042	38.793313	7.72%	0
2016	30.178046	36.014042	19.34%	0
2015	31.698731	30.178046	-4.80%	0
2014	28.300977	31.698731	12.01%	0
2013	21.690658	28.300977	30.48%	0
2012	19.113279	21.690658	13.48%	0
2011	19.102423	19.113279	0.06%	0
2010	17.003222	19.102423	12.35%	0
70

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	30.847362	39.916008	29.40%	2,507,873
2018	32.658678	30.847362	-5.55%	2,865,280
2017	27.127857	32.658678	20.39%	3,197,515
2016	24.517151	27.127857	10.65%	3,528,248
2015	24.481261	24.517151	0.15%	3,932,803
2014	21.790794	24.481261	12.35%	4,394,075
2013	16.662973	21.790794	30.77%	4,984,067
2012	14.535581	16.662973	14.64%	5,994,000
2011	14.404246	14.535581	0.91%	7,167,939
2010	12.663310	14.404246	13.75%	8,684,468
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	22.862537	30.425975	33.08%	359,286
2018	24.145918	22.862537	-5.32%	408,386
2017	21.135946	24.145918	14.24%	478,618
2016	19.332669	21.135946	9.33%	539,474
2015	20.162214	19.332669	-4.11%	614,719
2014	17.941911	20.162214	12.37%	702,466
2013	13.483253	17.941911	33.07%	781,919
2012	12.157073	13.483253	10.91%	895,487
2011	12.163802	12.157073	-0.06%	1,056,209
2010	10.695755	12.163802	13.73%	1,259,253
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	29.661777	39.898067	34.51%	387,920
2018	32.150879	29.661777	-7.74%	481,733
2017	25.491053	32.150879	26.13%	533,343
2016	23.849811	25.491053	6.88%	599,977
2015	24.687969	23.849811	-3.40%	704,427
2014	23.058902	24.687969	7.06%	802,298
2013	19.223244	23.058902	19.95%	957,935
2012	17.574938	19.223244	9.38%	1,110,913
2011	16.276326	17.574938	7.98%	1,224,440
2010	14.249671	16.276326	14.22%	1,238,074
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	19.639944	21.290436	8.40%	689,241
2018	19.947614	19.639944	-1.54%	795,043
2017	19.357260	19.947614	3.05%	919,204
2016	18.822597	19.357260	2.84%	1,007,630
2015	19.049497	18.822597	-1.19%	1,150,862
2014	18.529367	19.049497	2.81%	1,298,934
2013	18.515457	18.529367	0.08%	1,491,021
2012	17.037121	18.515457	8.68%	1,700,289
2011	16.817912	17.037121	1.30%	2,016,270
2010	15.648396	16.817912	7.47%	2,570,111
71

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class - Q/NQ
2019	41.291608	53.761884	30.20%	2,073
2018	44.581931	41.291608	-7.38%	2,073
2017	36.963970	44.581931	20.61%	2,073
2016	34.581474	36.963970	6.89%	2,073
2015	34.719458	34.581474	-0.40%	2,896
2014	31.348168	34.719458	10.75%	2,927
2013	24.132553	31.348168	29.90%	2,927
2012	20.948255	24.132553	15.20%	2,927
2011	21.721539	20.948255	-3.56%	2,927
2010	18.726016	21.721539	16.00%	2,927
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	26.321012	33.194789	26.12%	1,566,527
2018	29.011960	26.321012	-9.28%	1,768,061
2017	25.964799	29.011960	11.74%	2,010,133
2016	22.232855	25.964799	16.79%	2,315,314
2015	23.402947	22.232855	-5.00%	2,673,224
2014	21.747008	23.402947	7.61%	2,954,004
2013	17.151149	21.747008	26.80%	3,325,252
2012	14.776315	17.151149	16.07%	3,844,392
2011	14.790710	14.776315	-0.10%	4,698,682
2010	12.974852	14.790710	14.00%	5,908,009
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class - Q/NQ
2019	29.155285	40.631159	39.36%	0
2018	26.201683	29.155285	11.27%	0
2017	19.681667	26.201683	33.13%	0
2016	19.820983	19.681667	-0.70%	0
2015	18.971182	19.820983	4.48%	0
2014	17.085301	18.971182	11.04%	0
2013	12.519523	17.085301	36.47%	0
2012	10.580585	12.519523	18.33%	0
2011	10.453927	10.580585	1.21%	0
2010	8.535201	10.453927	22.48%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	33.291983	44.248361	32.91%	1,342,782
2018	33.705865	33.291983	-1.23%	1,526,332
2017	25.205595	33.705865	33.72%	1,781,450
2016	25.266377	25.205595	-0.24%	2,003,985
2015	23.828197	25.266377	6.04%	2,293,593
2014	21.636043	23.828197	10.13%	2,418,446
2013	16.037388	21.636043	34.91%	2,683,343
2012	14.135507	16.037388	13.45%	3,066,898
2011	14.250682	14.135507	-0.81%	3,696,902
2010	11.597350	14.250682	22.88%	4,413,024
72

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	17.398559	19.804470	13.83%	656,211
2018	18.222450	17.398559	-4.52%	727,753
2017	17.181827	18.222450	6.06%	846,995
2016	15.166422	17.181827	13.29%	1,052,549
2015	15.909404	15.166422	-4.67%	1,137,243
2014	15.891231	15.909404	0.11%	727,278
2013	15.153563	15.891231	4.87%	836,574
2012	13.397380	15.153563	13.11%	1,005,149
2011	13.014661	13.397380	2.94%	1,227,894
2010	11.547337	13.014661	12.71%	1,585,321
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	18.359094	23.217056	26.46%	400,532
2018	21.777742	18.359094	-15.70%	450,679
2017	16.898895	21.777742	28.87%	510,564
2016	17.981441	16.898895	-6.02%	566,584
2015	17.541605	17.981441	2.51%	633,451
2014	19.283551	17.541605	-9.03%	269,023
2013	14.932471	19.283551	29.14%	307,699
2012	12.506931	14.932471	19.39%	368,399
2011	15.254762	12.506931	-18.01%	433,731
2010	13.630109	15.254762	11.92%	534,117
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	17.245920	19.274959	11.77%	0
2018	20.550046	17.245920	-16.08%	0
2017	17.729087	20.550046	15.91%	0
2016	16.651492	17.729087	6.47%	0
2015	17.943077	16.651492	-7.20%	0
2014	20.328244	17.943077	-11.73%	0
2013	16.648473	20.328244	22.10%	0
2012	14.172884	16.648473	17.47%	0
2011	15.977364	14.172884	-11.29%	0
2010	14.842882	15.977364	7.64%	0
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) - Q/NQ
2019	13.729979	16.509992	20.25%	0
2018	15.095545	13.729979	-9.05%	0
2017	13.245460	15.095545	13.97%	0
2016	12.115115	13.245460	9.33%	0
2015	12.313348	12.115115	-1.61%	0
2014	11.839001	12.313348	4.01%	0
2013	10.020145	11.839001	18.15%	0
2012	8.678433	10.020145	15.46%	0
2011	10.406320	8.678433	-16.60%	0
2010	9.081288	10.406320	14.59%	0
73

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) - Q/NQ
2019	18.224003	23.954042	31.44%	0
2018	19.806473	18.224003	-7.99%	0
2017	16.039201	19.806473	23.49%	0
2016	14.903071	16.039201	7.62%	0
2015	15.057959	14.903071	-1.03%	0
2014	13.447543	15.057959	11.98%	0
2013	10.401831	13.447543	29.28%	0
2012	9.069611	10.401831	14.69%	0
2011	9.570488	9.069611	-5.23%	0
2010	7.781181	9.570488	23.00%	0
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) - Q/NQ
2019	17.116344	20.363062	18.97%	0
2018	18.331416	17.116344	-6.63%	0
2017	16.179030	18.331416	13.30%	0
2016	15.121809	16.179030	6.99%	0
2015	15.250494	15.121809	-0.84%	0
2014	14.428533	15.250494	5.70%	0
2013	12.741090	14.428533	13.24%	0
2012	11.354865	12.741090	12.21%	0
2011	11.389076	11.354865	-0.30%	0
2010	10.399847	11.389076	9.51%	0
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) - Q/NQ
2019	18.997615	23.284154	22.56%	0
2018	21.461037	18.997615	-11.48%	0
2017	18.877221	21.461037	13.69%	0
2016	15.530171	18.877221	21.55%	0
2015	16.452495	15.530171	-5.61%	0
2014	15.435458	16.452495	6.59%	0
2013	11.698205	15.435458	31.95%	0
2012	10.225365	11.698205	14.40%	0
2011	10.792304	10.225365	-5.25%	0
2010	9.343356	10.792304	15.51%	0
Guggenheim Variable Funds Trust - Series P (High Yield Series) - Q/NQ
2019	19.580174	21.665218	10.65%	0
2018	20.618860	19.580174	-5.04%	0
2017	19.594628	20.618860	5.23%	0
2016	16.833159	19.594628	16.40%	0
2015	17.693949	16.833159	-4.86%	0
2014	17.425627	17.693949	1.54%	0
2013	16.383276	17.425627	6.36%	0
2012	14.399880	16.383276	13.77%	0
2011	14.543056	14.399880	-0.98%	0
2010	12.719666	14.543056	14.34%	0
74

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) - Q/NQ
2019	20.464027	24.846036	21.41%	0
2018	23.657614	20.464027	-13.50%	0
2017	23.032100	23.657614	2.72%	0
2016	18.365970	23.032100	25.41%	0
2015	19.856250	18.365970	-7.51%	0
2014	20.327469	19.856250	-2.32%	0
2013	15.002425	20.327469	35.49%	0
2012	12.674187	15.002425	18.37%	0
2011	13.413608	12.674187	-5.51%	0
2010	11.110656	13.413608	20.73%	0
Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series) - Q/NQ
2019	20.230728	25.388945	25.50%	0
2018	23.471128	20.230728	-13.81%	0
2017	20.838921	23.471128	12.63%	0
2016	16.597691	20.838921	25.55%	0
2015	17.978306	16.597691	-7.68%	0
2014	17.986479	17.978306	-0.05%	0
2013	13.620221	17.986479	32.06%	0
2012	11.741188	13.620221	16.00%	0
2011	12.813910	11.741188	-8.37%	0
2010	10.982075	12.813910	16.68%	0
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) - Q/NQ
2019	18.744746	23.334727	24.49%	0
2018	21.099861	18.744746	-11.16%	0
2017	17.406078	21.099861	21.22%	0
2016	15.488569	17.406078	12.38%	0
2015	15.842169	15.488569	-2.23%	0
2014	14.700297	15.842169	7.77%	0
2013	10.500596	14.700297	39.99%	0
2012	9.503416	10.500596	10.49%	0
2011	9.786094	9.503416	-2.89%	0
2010	7.594237	9.786094	28.86%	0
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) - Q/NQ
2019	19.991822	26.519027	32.65%	0
2018	20.945871	19.991822	-4.55%	0
2017	16.252974	20.945871	28.87%	0
2016	15.092273	16.252974	7.69%	0
2015	14.444006	15.092273	4.49%	0
2014	12.654387	14.444006	14.14%	0
2013	9.959732	12.654387	27.06%	0
2012	9.082352	9.959732	9.66%	0
2011	9.583445	9.082352	-5.23%	0
2010	8.294462	9.583445	15.54%	0
75

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares - Q/NQ
2019	13.848886	16.872279	21.83%	0
2018	14.898949	13.848886	-7.05%	0
2017	13.305245	14.898949	11.98%	0
2016	13.164025	13.305245	1.07%	0
2015	13.489953	13.164025	-2.42%	0
2014	11.882115	13.489953	13.53%	0
2013	11.679181	11.882115	1.74%	0
2012	9.203415	11.679181	26.90%	0
2011	9.938388	9.203415	-7.40%	0
2010	8.538322	9.938388	16.40%	0
Invesco - Invesco V.I. Health Care Fund: Series I Shares - Q/NQ
2019	23.103879	30.322784	31.25%	0
2018	23.117515	23.103879	-0.06%	0
2017	20.149606	23.117515	14.73%	0
2016	22.975594	20.149606	-12.30%	0
2015	22.484738	22.975594	2.18%	0
2014	18.969305	22.484738	18.53%	0
2013	13.626689	18.969305	39.21%	0
2012	11.379528	13.626689	19.75%	0
2011	11.051928	11.379528	2.96%	0
2010	10.596976	11.051928	4.29%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	23.285840	29.654795	27.35%	0
2018	27.651523	23.285840	-15.79%	0
2017	22.695489	27.651523	21.84%	0
2016	23.016504	22.695489	-1.39%	0
2015	23.794806	23.016504	-3.27%	0
2014	23.943666	23.794806	-0.62%	0
2013	20.311395	23.943666	17.88%	0
2012	17.749710	20.311395	14.43%	0
2011	19.214961	17.749710	-7.63%	0
2010	17.188194	19.214961	11.79%	0
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I - Q/NQ
2019	28.792463	38.841616	34.90%	2,571
2018	30.836826	28.792463	-6.63%	2,571
2017	24.545417	30.836826	25.63%	2,571
2016	25.338263	24.545417	-3.13%	2,571
2015	24.705845	25.338263	2.56%	2,990
2014	21.612605	24.705845	14.31%	3,006
2014	21.612605	24.705845	14.31%	3,006
2013	16.818181	21.612605	28.51%	3,006
2012	14.879102	16.818181	13.03%	3,006
2011	15.196156	14.879102	-2.09%	3,006
2010	14.021421	15.196156	8.38%	3,006
76

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	25.231966	34.829994	38.04%	540,580
2018	27.125270	25.231966	-6.98%	586,033
2017	21.262785	27.125270	27.57%	654,295
2016	20.976508	21.262785	1.36%	712,278
2015	19.865366	20.976508	5.59%	818,599
2014	18.959246	19.865366	4.78%	910,028
2013	14.075906	18.959246	34.69%	1,039,616
2012	12.204013	14.075906	15.34%	1,194,655
2011	12.187288	12.204013	0.14%	1,383,313
2010	9.652914	12.187288	26.26%	1,772,221
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	23.239360	30.335629	30.54%	1,036,335
2018	27.025492	23.239360	-14.01%	1,137,605
2017	19.964090	27.025492	35.37%	1,243,037
2016	20.138531	19.964090	-0.87%	1,391,811
2015	19.560215	20.138531	2.96%	1,600,608
2014	19.305299	19.560215	1.32%	1,801,274
2013	15.309784	19.305299	26.10%	739,235
2012	12.746431	15.309784	20.11%	844,375
2011	14.031691	12.746431	-9.16%	1,050,615
2010	12.215918	14.031691	14.86%	1,385,557
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	24.393314	31.912886	30.83%	834,840
2018	26.737116	24.393314	-8.77%	950,630
2017	23.088641	26.737116	15.80%	1,097,926
2016	20.883437	23.088641	10.56%	1,226,490
2015	20.404603	20.883437	2.35%	1,333,929
2014	18.608580	20.404603	9.65%	1,516,176
2013	14.257062	18.608580	30.52%	1,695,852
2012	12.316211	14.257062	15.76%	1,980,286
2011	12.435882	12.316211	-0.96%	2,351,343
2010	10.813307	12.435882	15.01%	3,036,121
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	29.408976	32.389947	10.14%	79,121
2018	30.334128	29.408976	-3.05%	98,455
2017	28.707080	30.334128	5.67%	115,837
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	22.990068	31.163522	35.55%	901,107
2018	22.819549	22.990068	0.75%	967,396
2017	17.721928	22.819549	28.76%	1,089,983
2016	17.550516	17.721928	0.98%	1,272,183
2015	15.829271	17.550516	10.87%	1,479,407
2014	14.733497	15.829271	7.44%	1,608,383
2013	11.364682	14.733497	29.64%	1,891,857
2012	9.263749	11.364682	22.68%	2,358,485
2011	10.050055	9.263749	-7.82%	2,754,178
2010	9.528992	10.050055	5.47%	3,721,301
77

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	13.464750	19.314346	43.44%	742,875
2018	13.472123	13.464750	-0.05%	806,604
2017	9.385548	13.472123	43.54%	864,385
2016	8.322537	9.385548	12.77%	886,807
2015	8.029341	8.322537	3.65%	1,018,673
2014	7.413382	8.029341	8.31%	1,113,685
2013	5.528055	7.413382	34.10%	1,333,627
2012	4.684211	5.528055	18.01%	1,548,572
2011	5.177274	4.684211	-9.52%	1,171,961
2010	4.201804	5.177274	23.22%	1,427,029
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	12.062290	15.138535	25.50%	737,049
2018	14.350851	12.062290	-15.95%	807,283
2017	11.076146	14.350851	29.57%	922,656
2016	11.986035	11.076146	-7.59%	1,058,037
2015	13.269261	11.986035	-9.67%	1,216,563
2014	15.240865	13.269261	-12.94%	1,415,180
2013	13.464155	15.240865	13.20%	1,682,894
2012	12.010491	13.464155	12.10%	2,004,604
2011	17.920745	12.010491	-32.98%	1,157,892
2010	14.472005	17.920745	23.83%	1,403,093
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	31.751915	35.932516	13.17%	36,086
2018	34.450801	31.751915	-7.83%	44,097
2017	31.702083	34.450801	8.67%	49,617
2016	28.949793	31.702083	9.51%	54,969
2015	29.557182	28.949793	-2.05%	64,248
2014	28.991915	29.557182	1.95%	75,642
2013	32.076593	28.991915	-9.62%	92,082
2012	27.453903	32.076593	16.84%	108,811
2011	25.895341	27.453903	6.02%	130,590
2010	23.822195	25.895341	8.70%	162,295
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	17.998673	20.995714	16.65%	0
2018	19.436391	17.998673	-7.40%	0
2017	16.899935	19.436391	15.01%	0
2016	16.160374	16.899935	4.58%	0
2015	17.430058	16.160374	-7.28%	0
78

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	20.613988	22.290203	8.13%	454,292
2018	21.312551	20.613988	-3.28%	522,003
2017	20.235236	21.312551	5.32%	584,349
2016	18.802957	20.235236	7.62%	627,738
2015	19.548293	18.802957	-3.81%	712,315
2014	18.997957	19.548293	2.90%	816,088
2013	19.398272	18.997957	-2.06%	840,059
2012	17.447495	19.398272	11.18%	1,051,092
2011	16.688582	17.447495	4.55%	1,203,410
2010	15.235554	16.688582	9.54%	1,449,914
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	23.629108	29.796716	26.10%	162,369
2018	25.723547	23.629108	-8.14%	175,406
2017	22.008855	25.723547	16.88%	210,694
2016	18.848010	22.008855	16.77%	238,523
2015	20.307950	18.848010	-7.19%	294,721
2014	18.780840	20.307950	8.13%	352,433
2013	13.978855	18.780840	34.35%	422,319
2012	11.913473	13.978855	17.34%	384,207
2011	12.313814	11.913473	-3.25%	446,219
2010	10.738195	12.313814	14.67%	583,755
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	25.316412	28.772227	13.65%	322,162
2018	26.350813	25.316412	-3.93%	359,869
2017	24.919103	26.350813	5.75%	434,906
2016	22.037740	24.919103	13.07%	449,568
2015	22.844721	22.037740	-3.53%	592,532
2014	22.490251	22.844721	1.58%	614,798
2013	21.206212	22.490251	6.06%	341,007
2012	18.689512	21.206212	13.47%	413,249
2011	18.174511	18.689512	2.83%	506,746
2010	16.215688	18.174511	12.08%	666,549
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	17.524173	22.230297	26.86%	932,624
2018	18.578559	17.524173	-5.68%	1,074,102
2017	15.022506	18.578559	23.67%	1,259,058
2016	13.350273	15.022506	12.53%	1,399,264
2015	13.625423	13.350273	-2.02%	1,558,741
2014	12.904472	13.625423	5.59%	1,761,052
2013	9.058714	12.904472	42.45%	2,049,457
2012	7.820800	9.058714	15.83%	2,372,993
2011	8.933624	7.820800	-12.46%	2,900,512
2010	7.801655	8.933624	14.51%	3,630,813
79

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	18.263526	24.086682	31.88%	442,127
2018	22.072194	18.263526	-17.26%	514,819
2017	17.717100	22.072194	24.58%	596,839
2016	18.274307	17.717100	-3.05%	660,433
2015	18.540650	18.274307	-1.44%	754,349
2014	18.909099	18.540650	-1.95%	864,156
2013	15.730079	18.909099	20.21%	0
2012	13.700520	15.730079	14.81%	0
2011	15.253578	13.700520	-10.18%	0
2010	13.492345	15.253578	13.05%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	26.689653	34.183647	28.08%	1,332,010
2018	26.947847	26.689653	-0.96%	1,483,271
2017	22.572889	26.947847	19.38%	1,713,330
2016	20.458760	22.572889	10.33%	1,910,546
2015	20.463568	20.458760	-0.02%	2,181,235
2014	18.421972	20.463568	11.08%	2,432,136
2013	14.186387	18.421972	29.86%	2,684,638
2012	12.540234	14.186387	13.13%	3,065,759
2011	12.593666	12.540234	-0.42%	3,642,673
2010	11.207070	12.593666	12.37%	4,409,792
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	13.462346	14.526973	7.91%	92,961
2018	13.649390	13.462346	-1.37%	88,001
2017	13.199590	13.649390	3.41%	93,402
2016	12.649579	13.199590	4.35%	108,977
2015	12.863549	12.649579	-1.66%	110,714
2014	12.361997	12.863549	4.06%	141,007
2013	12.723774	12.361997	-2.84%	148,308
2012	11.921719	12.723774	6.73%	164,038
2011	11.291133	11.921719	5.58%	245,536
2010	10.648045	11.291133	6.04%	213,850
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	22.748796	27.702937	21.78%	159,115
2018	27.812219	22.748796	-18.21%	174,827
2017	19.842858	27.812219	40.16%	182,198
2016	18.597562	19.842858	6.70%	192,005
2015	22.351225	18.597562	-16.79%	222,824
2014	23.880555	22.351225	-6.40%	261,117
2013	23.931129	23.880555	-0.21%	11,134
2012	20.612219	23.931129	16.10%	13,387
2011	26.807845	20.612219	-23.11%	14,456
2010	23.296502	26.807845	15.07%	17,949
80

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	18.799182	19.788159	5.26%	1,266,081
2018	18.989598	18.799182	-1.00%	1,469,864
2017	18.779809	18.989598	1.12%	1,593,258
2016	18.819853	18.779809	-0.21%	1,842,409
2015	19.021030	18.819853	-1.06%	2,096,253
2014	18.364382	19.021030	3.58%	2,410,620
2013	19.324204	18.364382	-4.97%	2,769,081
2012	18.931293	19.324204	2.08%	3,402,629
2011	17.819570	18.931293	6.24%	4,071,870
2010	17.169467	17.819570	3.79%	4,997,308
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	11.998867	12.096598	0.81%	3,822,657
2018	11.948419	11.998867	0.42%	4,098,945
2017	12.012069	11.948419	-0.53%	3,981,086
2016	12.126037	12.012069	-0.94%	4,361,708
2015	12.242336	12.126037	-0.95%	4,666,810
2014	12.359750	12.242336	-0.95%	4,793,824
2013	12.478292	12.359750	-0.95%	4,998,916
2012	12.598299	12.478292	-0.95%	5,595,409
2011	12.718790	12.598299	-0.95%	7,146,425
2010	12.840763	12.718790	-0.95%	7,691,190
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	14.825359	17.492348	17.99%	296,410
2018	17.513348	14.825359	-15.35%	344,080
2017	13.872445	17.513348	26.25%	378,990
2016	13.884499	13.872445	-0.09%	398,455
2015	14.459696	13.884499	-3.98%	473,533
2014	14.664123	14.459696	-1.39%	534,154
2013	12.564204	14.664123	16.71%	138,962
2012	10.972422	12.564204	14.51%	163,155
2011	12.276194	10.972422	-10.62%	198,886
2010	10.939868	12.276194	12.22%	12,002
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	19.878226	23.183255	16.63%	1,196,512
2018	21.278529	19.878226	-6.58%	1,440,412
2017	19.023012	21.278529	11.86%	1,693,150
2016	17.924635	19.023012	6.13%	1,943,798
2015	18.157326	17.924635	-1.28%	2,214,542
2014	17.428488	18.157326	4.18%	2,525,006
2013	15.087055	17.428488	15.52%	2,883,286
2012	13.745885	15.087055	9.76%	3,231,430
2011	13.883067	13.745885	-0.99%	4,077,802
2010	12.637019	13.883067	9.86%	5,153,681
81

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	19.322745	24.982324	29.29%	207,878
2018	20.128432	19.322745	-4.00%	231,129
2017	15.607006	20.128432	28.97%	253,230
2016	15.418659	15.607006	1.22%	292,218
2015	15.049677	15.418659	2.45%	347,246
2014	13.758226	15.049677	9.39%	425,694
2013	10.308799	13.758226	33.46%	476,655
2012	8.944983	10.308799	15.25%	544,147
2011	9.300909	8.944983	-3.83%	688,751
2010	8.129207	9.300909	14.41%	932,426
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	30.610186	41.724285	36.31%	3,489,859
2018	31.303822	30.610186	-2.22%	3,954,589
2017	24.823350	31.303822	26.11%	4,523,735
2016	24.182398	24.823350	2.65%	5,105,794
2015	23.231190	24.182398	4.09%	5,239,119
2014	21.557023	23.231190	7.77%	5,890,030
2013	15.920407	21.557023	35.40%	6,726,125
2012	13.542915	15.920407	17.56%	7,841,417
2011	13.984922	13.542915	-3.16%	9,557,287
2010	12.977046	13.984922	7.77%	12,605,015
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	25.422518	31.968127	25.75%	991,617
2018	28.314713	25.422518	-10.21%	1,124,881
2017	26.303598	28.314713	7.65%	1,297,422
2016	22.048762	26.303598	19.30%	1,465,335
2015	23.254470	22.048762	-5.18%	1,649,258
2014	20.754774	23.254470	12.04%	1,862,458
2013	15.886274	20.754774	30.65%	2,084,047
2012	13.987992	15.886274	13.57%	2,408,150
2011	14.031133	13.987992	-0.31%	2,966,278
2010	12.484701	14.031133	12.39%	3,972,371
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	47.689008	59.352643	24.46%	381,189
2018	54.334445	47.689008	-12.23%	436,083
2017	47.378306	54.334445	14.68%	488,137
2016	39.763766	47.378306	19.15%	547,888
2015	41.188951	39.763766	-3.46%	624,401
2014	38.003877	41.188951	8.38%	699,427
2013	28.837922	38.003877	31.78%	812,072
2012	24.784540	28.837922	16.35%	943,286
2011	25.674999	24.784540	-3.47%	1,167,563
2010	20.539433	25.674999	25.00%	1,465,714
82

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	19.407100	23.806590	22.67%	613,484
2018	22.562411	19.407100	-13.98%	678,249
2017	20.009185	22.562411	12.76%	784,351
2016	17.178293	20.009185	16.48%	876,715
2015	17.858366	17.178293	-3.81%	980,237
2014	15.407339	17.858366	15.91%	1,130,361
2013	11.464750	15.407339	34.39%	1,177,192
2012	9.948767	11.464750	15.24%	1,343,615
2011	10.282687	9.948767	-3.25%	1,630,387
2010	8.677644	10.282687	18.50%	2,023,511
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	28.397725	38.173130	34.42%	165,750
2018	31.144438	28.397725	-8.82%	181,363
2017	25.168899	31.144438	23.74%	211,246
2016	23.461210	25.168899	7.28%	233,612
2015	23.508463	23.461210	-0.20%	288,991
2014	23.084886	23.508463	1.83%	318,180
2013	16.152366	23.084886	42.92%	366,995
2012	14.375852	16.152366	12.36%	407,492
2011	14.608151	14.375852	-1.59%	498,683
2010	11.756403	14.608151	24.26%	630,594
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	42.800539	50.449067	17.87%	495,351
2018	52.034989	42.800539	-17.75%	541,556
2017	48.167171	52.034989	8.03%	607,749
2016	38.614247	48.167171	24.74%	705,499
2015	41.482893	38.614247	-6.92%	786,588
2014	39.132821	41.482893	6.01%	878,795
2013	28.139538	39.132821	39.07%	1,028,599
2012	23.587520	28.139538	19.30%	1,178,528
2011	25.085213	23.587520	-5.97%	1,413,160
2010	20.003734	25.085213	25.40%	1,756,917
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	40.160818	49.981933	24.45%	544,388
2018	46.411895	40.160818	-13.47%	612,044
2017	41.287192	46.411895	12.41%	696,776
2016	33.934214	41.287192	21.67%	799,372
2015	34.829195	33.934214	-2.57%	881,543
2014	34.878917	34.829195	-0.14%	987,459
2013	24.990529	34.878917	39.57%	1,123,841
2012	21.844333	24.990529	14.40%	1,317,090
2011	23.351517	21.844333	-6.45%	1,604,068
2010	18.812192	23.351517	24.13%	2,004,700
83

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	18.433106	23.006425	24.81%	32,972
2018	19.754804	18.433106	-6.69%	35,808
2017	16.813371	19.754804	17.49%	81,721
2016	15.415411	16.813371	9.07%	80,049
2015	15.613840	15.415411	-1.27%	94,541
2014	14.252451	15.613840	9.55%	102,714
2013	10.369312	14.252451	37.45%	185,764
2012	9.389325	10.369312	10.44%	222,810
2011	9.790510	9.389325	-4.10%	156,153
2010	7.998316	9.790510	22.41%	84,693
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	14.788353	19.145088	29.46%	1,158,312
2018	15.540529	14.788353	-4.84%	1,288,589
2017	14.732033	15.540529	5.49%	1,539,081
2016	13.854850	14.732033	6.33%	1,909,276
2015	14.779525	13.854850	-6.26%	2,209,587
2014	11.577203	14.779525	27.66%	2,530,785
2013	11.342818	11.577203	2.07%	2,713,910
2012	9.890484	11.342818	14.68%	3,151,505
2011	9.375668	9.890484	5.49%	3,625,951
2010	7.271004	9.375668	28.95%	4,428,143
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	18.391050	25.002682	35.95%	988,401
2018	19.934126	18.391050	-7.74%	1,121,979
2017	15.754759	19.934126	26.53%	1,264,523
2016	14.939555	15.754759	5.46%	1,423,497
2015	15.110792	14.939555	-1.13%	1,599,321
2014	14.664024	15.110792	3.05%	1,778,999
2013	10.655025	14.664024	37.63%	2,090,791
2012	9.362126	10.655025	13.81%	2,487,696
2011	9.869151	9.362126	-5.14%	3,036,845
2010	7.856685	9.869151	25.61%	3,846,522
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class - Q/NQ
2019	14.051597	15.092114	7.40%	0
2018	14.508175	14.051597	-3.15%	0
2017	14.129521	14.508175	2.68%	0
2016	13.561262	14.129521	4.19%	0
2015	14.071930	13.561262	-3.63%	0
2014	13.780892	14.071930	2.11%	0
2013	15.325691	13.780892	-10.08%	0
2012	14.227499	15.325691	7.72%	0
2011	12.862664	14.227499	10.61%	0
2010	12.011704	12.862664	7.08%	0
84

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class - Q/NQ
2019	16.271869	17.463892	7.33%	0
2018	16.517285	16.271869	-1.49%	0
2017	15.893091	16.517285	3.93%	0
2016	15.625450	15.893091	1.71%	0
2015	15.706903	15.625450	-0.52%	0
2014	15.208022	15.706903	3.28%	0
2013	15.660131	15.208022	-2.89%	0
2012	14.425803	15.660131	8.56%	0
2011	14.057075	14.425803	2.62%	0
2010	13.126868	14.057075	7.09%	0
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class - Q/NQ
2019	13.177137	15.603705	18.41%	0
2018	14.627292	13.177137	-9.91%	0
2017	14.039259	14.627292	4.19%	0
2016	11.839734	14.039259	18.58%	0
2015	13.654352	11.839734	-13.29%	0
2014	14.296917	13.654352	-4.49%	0
2013	11.930272	14.296917	19.84%	0
2012	11.193707	11.930272	6.58%	0
2011	12.856707	11.193707	-12.93%	0
2010	9.987553	12.856707	28.73%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	26.433703	34.193355	29.36%	158,449
2018	34.880887	26.433703	-24.22%	183,335
2017	23.315486	34.880887	49.60%	217,164
2016	23.514380	23.315486	-0.85%	210,911
2015	27.602110	23.514380	-14.81%	235,205
2014	27.982909	27.602110	-1.36%	269,170
2013	25.219801	27.982909	10.96%	327,820
2012	19.615273	25.219801	28.57%	394,322
2011	26.666572	19.615273	-26.44%	248,340
2010	21.225267	26.666572	25.64%	301,802
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	16.780265	18.593539	10.81%	106,372
2018	23.621765	16.780265	-28.96%	125,200
2017	24.259671	23.621765	-2.63%	145,733
2016	17.042440	24.259671	42.35%	165,637
2015	25.853116	17.042440	-34.08%	191,191
2014	32.264957	25.853116	-19.87%	228,399
2013	29.470040	32.264957	9.48%	281,401
2012	28.778858	29.470040	2.40%	366,622
2011	34.775189	28.778858	-17.24%	181,369
2010	27.166286	34.775189	28.01%	211,609
85

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	15.883635	18.910150	19.05%	0
2018	17.760521	15.883635	-10.57%	0
2017	15.344817	17.760521	15.74%	0
2016	14.075918	15.344817	9.01%	0
2015	15.527626	14.075918	-9.35%	0
2014	14.369432	15.527626	8.06%	0
2013	11.014383	14.369432	30.46%	0
2012	9.994697	11.014383	10.20%	0
2011	10.090784	9.994697	-0.95%	0
2010	9.203402	10.090784	9.64%	0
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I - Q/NQ
2019	12.576138	15.512609	23.35%	0
2018	15.448106	12.576138	-18.59%	0
2017	12.256295	15.448106	26.04%	0
2016	13.501375	12.256295	-9.22%	0
2015	13.950923	13.501375	-3.22%	0
2014	15.371300	13.950923	-9.24%	0
2013	13.073207	15.371300	17.58%	0
2012	11.234533	13.073207	16.37%	0
2011	13.297426	11.234533	-15.51%	0
2010	12.219277	13.297426	8.82%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	17.602387	22.087581	25.48%	0
2018	19.221652	17.602387	-8.42%	0
2017	16.463316	19.221652	16.75%	0
2016	15.342204	16.463316	7.31%	0
2015	15.798273	15.342204	-2.89%	0
2014	14.501171	15.798273	8.94%	0
2013	11.434814	14.501171	26.82%	0
2012	10.287144	11.434814	11.16%	0
2011	10.511927	10.287144	-2.14%	0
2010	9.529754	10.511927	10.31%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	15.578377	20.104371	29.05%	0
2018	16.969886	15.578377	-8.20%	0
2017	15.316863	16.969886	10.79%	0
2016	14.446331	15.316863	6.03%	0
2015	15.536882	14.446331	-7.02%	0
2014	14.257740	15.536882	8.97%	0
2013	11.048999	14.257740	29.04%	0
2012	10.274149	11.048999	7.54%	0
2011	10.600241	10.274149	-3.08%	0
2010	9.611719	10.600241	10.28%	0
86

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	15.683954	20.457792	30.44%	0
2018	17.534400	15.683954	-10.55%	0
2017	14.334858	17.534400	22.32%	0
2016	13.829545	14.334858	3.65%	0
2015	14.762771	13.829545	-6.32%	0
2014	14.219285	14.762771	3.82%	0
2013	12.224063	14.219285	16.32%	0
2012	11.525735	12.224063	6.06%	0
2011	11.006634	11.525735	4.72%	0
2010	9.936763	11.006634	10.77%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	9.524501	10.012283	5.12%	0
2018	9.977557	9.524501	-4.54%	0
2017	9.983800	9.977557	-0.06%	0
2016	10.010395	9.983800	-0.27%	0
2015	10.447530	10.010395	-4.18%	0
2014	10.479662	10.447530	-0.31%	0
2013	10.798887	10.479662	-2.96%	0
2012	10.247808	10.798887	5.38%	0
2011	10.431016	10.247808	-1.76%	0
2010	10.008685	10.431016	4.22%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	14.300529	17.489079	22.30%	0
2018	16.257986	14.300529	-12.04%	0
2017	15.003325	16.257986	8.36%	0
2016	13.246884	15.003325	13.26%	0
2015	14.379721	13.246884	-7.88%	0
2014	13.779611	14.379721	4.36%	0
2013	11.206719	13.779611	22.96%	0
2012	9.957193	11.206719	12.55%	0
2011	10.277613	9.957193	-3.12%	0
2010	9.297136	10.277613	10.55%	0
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	18.411744	23.730077	28.89%	0
2018	19.226444	18.411744	-4.24%	0
2017	14.825015	19.226444	29.69%	0
2016	15.323654	14.825015	-3.25%	0
2015	14.902782	15.323654	2.82%	0
2014	13.954390	14.902782	6.80%	0
2013	10.666279	13.954390	30.83%	0
2012	9.695581	10.666279	10.01%	0
2011	10.079227	9.695581	-3.81%	0
2010	8.458438	10.079227	19.16%	0
87

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	12.909521	14.249804	10.38%	0
2018	13.945571	12.909521	-7.43%	0
2017	13.558635	13.945571	2.85%	0
2016	12.340795	13.558635	9.87%	0
2015	13.349819	12.340795	-7.56%	0
2014	13.751066	13.349819	-2.92%	0
2013	13.522222	13.751066	1.69%	0
2012	12.329344	13.522222	9.68%	0
2011	12.350183	12.329344	-0.17%	0
2010	11.299791	12.350183	9.30%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	11.991362	14.705246	22.63%	0
2018	14.671530	11.991362	-18.27%	0
2017	11.738930	14.671530	24.98%	0
2016	12.880073	11.738930	-8.86%	0
2015	12.957627	12.880073	-0.60%	0
2014	14.689536	12.957627	-11.79%	0
2013	11.729960	14.689536	25.23%	0
2012	10.132087	11.729960	15.77%	0
2011	12.744035	10.132087	-20.50%	0
2010	11.741929	12.744035	8.53%	0
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 - Q/NQ
2019	9.408564	10.197067	8.38%	0
2018	11.563606	9.408564	-18.64%	0
2017	10.286784	11.563606	12.41%	0
2016	9.962458	10.286784	3.26%	0
2015	11.070825	9.962458	-10.01%	0
2014	12.934594	11.070825	-14.41%	0
2013	10.923796	12.934594	18.41%	0
2012	9.590547	10.923796	13.90%	0
2011	11.149015	9.590547	-13.98%	0
2010	10.680524	11.149015	4.39%	0
Invesco - Invesco V.I. International Growth Fund: Series I Shares - Q/NQ
2019	11.802349	14.575351	23.50%	0
2018	14.455757	11.802349	-18.36%	0
2017	12.234097	14.455757	18.16%	0
2016	12.793618	12.234097	-4.37%	0
2015	13.639598	12.793618	-6.20%	0
2014	14.153734	13.639598	-3.63%	0
2013	12.381415	14.153734	14.31%	0
2012	11.158515	12.381415	10.96%	0
2011	12.456473	11.158515	-10.42%	0
2010	11.490199	12.456473	8.41%	0
88

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	15.759267	21.095269	33.86%	0
2018	17.474343	15.759267	-9.81%	0
2017	14.123933	17.474343	23.72%	0
2016	14.367786	14.123933	-1.70%	0
2015	14.031705	14.367786	2.40%	0
2014	13.810082	14.031705	1.60%	0
2013	10.573027	13.810082	30.62%	0
2012	9.453974	10.573027	11.84%	0
2011	9.735270	9.453974	-2.89%	0
2010	7.951298	9.735270	22.44%	0
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	18.346632	23.223729	26.58%	0
2018	22.006579	18.346632	-16.63%	0
2017	16.762316	22.006579	31.29%	0
2016	17.435511	16.762316	-3.86%	0
2015	17.463841	17.435511	-0.16%	0
2014	17.774682	17.463841	-1.75%	0
2013	14.535896	17.774682	22.28%	0
2012	12.480893	14.535896	16.47%	0
2011	14.168021	12.480893	-11.91%	0
2010	12.719412	14.168021	11.39%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	15.961892	20.250108	26.87%	0
2018	18.045460	15.961892	-11.55%	0
2017	16.068072	18.045460	12.31%	0
2016	14.985926	16.068072	7.22%	0
2015	15.099667	14.985926	-0.75%	0
2014	14.200647	15.099667	6.33%	0
2013	11.219411	14.200647	26.57%	0
2012	9.995396	11.219411	12.25%	0
2011	10.407108	9.995396	-3.96%	0
2010	9.331567	10.407108	11.53%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	14.430151	15.411628	6.80%	0
2018	15.351608	14.430151	-6.00%	0
2017	14.980554	15.351608	2.48%	0
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	24.562846	32.287228	31.45%	0
2018	25.146791	24.562846	-2.32%	0
2017	20.136977	25.146791	24.88%	0
2016	20.563378	20.136977	-2.07%	0
2015	19.125841	20.563378	7.52%	0
2014	18.357857	19.125841	4.18%	0
2013	14.602344	18.357857	25.72%	0
2012	12.275312	14.602344	18.96%	0
2011	13.732467	12.275312	-10.61%	0
2010	13.426857	13.732467	2.28%	0
89

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	26.795311	37.272764	39.10%	0
2018	27.652501	26.795311	-3.10%	0
2017	19.863649	27.652501	39.21%	0
2016	18.162191	19.863649	9.37%	0
2015	18.069668	18.162191	0.51%	0
2014	17.204443	18.069668	5.03%	0
2013	13.229414	17.204443	30.05%	0
2012	11.560870	13.229414	14.43%	0
2011	13.176294	11.560870	-12.26%	0
2010	11.027225	13.176294	19.49%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	13.989959	17.026167	21.70%	0
2018	17.167648	13.989959	-18.51%	0
2017	13.662444	17.167648	25.66%	0
2016	15.245526	13.662444	-10.38%	0
2015	17.405573	15.245526	-12.41%	0
2014	20.616946	17.405573	-15.58%	0
2013	18.782169	20.616946	9.77%	0
2012	17.279166	18.782169	8.70%	0
2011	26.587388	17.279166	-35.01%	0
2010	22.140293	26.587388	20.09%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	13.458604	14.769484	9.74%	0
2018	15.061437	13.458604	-10.64%	0
2017	14.291252	15.061437	5.39%	0
2016	13.456879	14.291252	6.20%	0
2015	14.168527	13.456879	-5.02%	0
2014	14.331728	14.168527	-1.14%	0
2013	16.352167	14.331728	-12.36%	0
2012	14.433691	16.352167	13.29%	0
2011	14.038333	14.433691	2.82%	0
2010	13.317584	14.038333	5.41%	0
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I - Q/NQ
2019	10.156218	11.488659	13.12%	0
2018	11.312146	10.156218	-10.22%	0
2017	10.142095	11.312146	11.54%	0
2016	10.000301	10.142095	1.42%	0
2015	11.123071	10.000301	-10.09%	0
90

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	10.075740	10.565147	4.86%	0
2018	10.744429	10.075740	-6.22%	0
2017	10.518991	10.744429	2.14%	0
2016	10.078802	10.518991	4.37%	0
2015	10.805686	10.078802	-6.73%	0
2014	10.829488	10.805686	-0.22%	0
2013	11.403119	10.829488	-5.03%	0
2012	10.577465	11.403119	7.81%	0
2011	10.432475	10.577465	1.39%	0
2010	9.821503	10.432475	6.22%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	16.054716	19.632327	22.28%	0
2018	18.027035	16.054716	-10.94%	0
2017	15.903859	18.027035	13.35%	0
2016	14.043972	15.903859	13.24%	0
2015	15.604676	14.043972	-10.00%	0
2014	14.882030	15.604676	4.86%	0
2013	11.422592	14.882030	30.29%	0
2012	10.039632	11.422592	13.78%	0
2011	10.700558	10.039632	-6.18%	0
2010	9.622525	10.700558	11.20%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	13.075503	14.410459	10.21%	0
2018	14.037280	13.075503	-6.85%	0
2017	13.687956	14.037280	2.55%	0
2016	12.482147	13.687956	9.66%	0
2015	13.343531	12.482147	-6.46%	0
2014	13.546804	13.343531	-1.50%	0
2013	13.172276	13.546804	2.84%	0
2012	11.972471	13.172276	10.02%	0
2011	12.005264	11.972471	-0.27%	0
2010	11.045774	12.005264	8.69%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	12.621985	15.526776	23.01%	0
2018	13.802009	12.621985	-8.55%	0
2017	11.507514	13.802009	19.94%	0
2016	10.544990	11.507514	9.13%	0
2015	11.098534	10.544990	-4.99%	0
2014	10.839645	11.098534	2.39%	0
2013	7.846656	10.839645	38.14%	0
2012	6.986436	7.846656	12.31%	0
2011	8.229496	6.986436	-15.10%	0
2010	7.411026	8.229496	11.04%	0
91

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	8.299572	10.614471	27.89%	0
2018	10.345792	8.299572	-19.78%	0
2017	8.562874	10.345792	20.82%	0
2016	9.107301	8.562874	-5.98%	0
2015	9.528781	9.107301	-4.42%	0
2014*	10.000000	9.528781	-4.71%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	16.295351	20.238825	24.20%	0
2018	16.970029	16.295351	-3.98%	0
2017	14.657361	16.970029	15.78%	0
2016	13.698212	14.657361	7.00%	0
2015	14.129421	13.698212	-3.05%	0
2014	13.117037	14.129421	7.72%	0
2013	10.416446	13.117037	25.93%	0
2012	9.496017	10.416446	9.69%	0
2011	9.833719	9.496017	-3.43%	0
2010	9.024083	9.833719	8.97%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	9.697544	10.147567	4.64%	0
2018	10.141108	9.697544	-4.37%	0
2017	10.112320	10.141108	0.28%	0
2016	9.992765	10.112320	1.20%	0
2015	10.479227	9.992765	-4.64%	0
2014	10.385156	10.479227	0.91%	0
2013	11.023005	10.385156	-5.79%	0
2012	10.651550	11.023005	3.49%	0
2011	10.402275	10.651550	2.40%	0
2010	10.116136	10.402275	2.83%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	15.171466	17.915930	18.09%	0
2018	19.131735	15.171466	-20.70%	0
2017	14.074110	19.131735	35.94%	0
2016	13.601494	14.074110	3.47%	0
2015	16.858033	13.601494	-19.32%	0
2014	18.574496	16.858033	-9.24%	0
2013	19.195388	18.574496	-3.23%	0
2012	17.050858	19.195388	12.58%	0
2011	22.868184	17.050858	-25.44%	0
2010	20.492572	22.868184	11.59%	0
92

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	8.381306	8.555056	2.07%	0
2018	8.732115	8.381306	-4.02%	0
2017	8.904606	8.732115	-1.94%	0
2016	9.201527	8.904606	-3.23%	0
2015	9.590408	9.201527	-4.05%	0
2014	9.548510	9.590408	0.44%	0
2013	10.361488	9.548510	-7.85%	0
2012	10.468685	10.361488	-1.02%	0
2011	10.160733	10.468685	3.03%	0
2010	10.095776	10.160733	0.64%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	6.382614	6.239710	-2.24%	0
2018	6.555395	6.382614	-2.64%	0
2017	6.795597	6.555395	-3.53%	0
2016	7.073746	6.795597	-3.93%	0
2015	7.364645	7.073746	-3.95%	0
2014	7.667510	7.364645	-3.95%	0
2013	7.982823	7.667510	-3.95%	0
2012	8.312022	7.982823	-3.96%	0
2011	8.652885	8.312022	-3.94%	0
2010	9.008717	8.652885	-3.95%	0
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	16.057181	18.372021	14.42%	0
2018	19.564819	16.057181	-17.93%	0
2017	15.979653	19.564819	22.44%	0
2016	16.491650	15.979653	-3.10%	0
2015	17.711608	16.491650	-6.89%	0
2014	18.523216	17.711608	-4.38%	0
2013	16.366128	18.523216	13.18%	0
2012	14.739990	16.366128	11.03%	0
2011	17.005956	14.739990	-13.32%	0
2010	15.627501	17.005956	8.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	12.291319	13.900848	13.09%	0
2018	13.570607	12.291319	-9.43%	0
2017	12.509820	13.570607	8.48%	0
2016	12.154569	12.509820	2.92%	0
2015	12.696967	12.154569	-4.27%	0
2014	12.567957	12.696967	1.03%	0
2013	11.219184	12.567957	12.02%	0
2012	10.541874	11.219184	6.42%	0
2011	10.978885	10.541874	-3.98%	0
2010	10.305393	10.978885	6.54%	0
93

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	13.918464	17.450248	25.37%	0
2018	14.954476	13.918464	-6.93%	0
2017	11.956035	14.954476	25.08%	0
2016	12.179598	11.956035	-1.84%	0
2015	12.259471	12.179598	-0.65%	0
2014	11.557488	12.259471	6.07%	0
2013	8.930070	11.557488	29.42%	0
2012	7.991174	8.930070	11.75%	0
2011	8.568119	7.991174	-6.73%	0
2010	7.722382	8.568119	10.95%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	22.739139	30.057022	32.18%	0
2018	23.985152	22.739139	-5.19%	0
2017	19.611576	23.985152	22.30%	0
2016	19.700176	19.611576	-0.45%	0
2015	19.516349	19.700176	0.94%	0
2014	18.675544	19.516349	4.50%	0
2013	14.222860	18.675544	31.31%	0
2012	12.477531	14.222860	13.99%	0
2011	13.286387	12.477531	-6.09%	0
2010	12.713632	13.286387	4.51%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	18.884870	23.028344	21.94%	0
2018	21.694348	18.884870	-12.95%	0
2017	20.780904	21.694348	4.40%	0
2016	17.961785	20.780904	15.70%	0
2015	19.535908	17.961785	-8.06%	0
2014	17.980428	19.535908	8.65%	0
2013	14.192212	17.980428	26.69%	0
2012	12.887576	14.192212	10.12%	0
2011	13.330305	12.887576	-3.32%	0
2010	12.231233	13.330305	8.99%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	20.169249	24.342007	20.69%	0
2018	23.702223	20.169249	-14.91%	0
2017	21.311099	23.702223	11.22%	0
2016	18.442798	21.311099	15.55%	0
2015	19.700597	18.442798	-6.38%	0
2014	18.744971	19.700597	5.10%	0
2013	14.667889	18.744971	27.80%	0
2012	13.000839	14.667889	12.82%	0
2011	13.887868	13.000839	-6.39%	0
2010	11.456517	13.887868	21.22%	0
94

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	13.978808	16.628485	18.95%	0
2018	16.762500	13.978808	-16.61%	0
2017	15.328373	16.762500	9.36%	0
2016	13.569424	15.328373	12.96%	0
2015	14.547368	13.569424	-6.72%	0
2014	12.942648	14.547368	12.40%	0
2013	9.931302	12.942648	30.32%	0
2012	8.887884	9.931302	11.74%	0
2011	9.472592	8.887884	-6.17%	0
2010	8.243412	9.472592	14.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	14.435526	18.817127	30.35%	0
2018	16.329571	14.435526	-11.60%	0
2017	13.607232	16.329571	20.01%	0
2016	13.079043	13.607232	4.04%	0
2015	13.514816	13.079043	-3.22%	0
2014	13.685904	13.514816	-1.25%	0
2013	9.874664	13.685904	38.60%	0
2012	9.063740	9.874664	8.95%	0
2011	9.497341	9.063740	-4.57%	0
2010	7.881728	9.497341	20.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	16.498985	18.858428	14.30%	0
2018	20.689483	16.498985	-20.25%	0
2017	19.747951	20.689483	4.77%	0
2016	16.324203	19.747951	20.97%	0
2015	18.084926	16.324203	-9.74%	0
2014	17.593249	18.084926	2.79%	0
2013	13.045613	17.593249	34.86%	0
2012	11.277505	13.045613	15.68%	0
2011	12.367596	11.277505	-8.81%	0
2010	10.169965	12.367596	21.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	17.812214	21.496806	20.69%	0
2018	21.231949	17.812214	-16.11%	0
2017	19.475619	21.231949	9.02%	0
2016	16.505451	19.475619	18.00%	0
2015	17.470050	16.505451	-5.52%	0
2014	18.041575	17.470050	-3.17%	0
2013	13.329986	18.041575	35.35%	0
2012	12.016557	13.329986	10.93%	0
2011	13.246230	12.016557	-9.28%	0
2010	11.004148	13.246230	20.37%	0
95

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	13.277087	16.069388	21.03%	0
2018	14.676301	13.277087	-9.53%	0
2017	12.879830	14.676301	13.95%	0
2016	12.176683	12.879830	5.77%	0
2015	12.718664	12.176683	-4.26%	0
2014	11.972295	12.718664	6.23%	0
2013	8.982209	11.972295	33.29%	0
2012	8.387969	8.982209	7.08%	0
2011	9.019048	8.387969	-7.00%	0
2010	7.597901	9.019048	18.70%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	10.650971	13.371360	25.54%	0
2018	11.544526	10.650971	-7.74%	0
2017	11.284597	11.544526	2.30%	0
2016	10.942918	11.284597	3.12%	0
2015	12.037947	10.942918	-9.10%	0
2014	9.723831	12.037947	23.80%	0
2013	9.824597	9.723831	-1.03%	0
2012	8.834775	9.824597	11.20%	0
2011	8.635846	8.834775	2.30%	0
2010	6.906033	8.635846	25.05%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	13.246659	17.463528	31.83%	0
2018	14.809499	13.246659	-10.55%	0
2017	12.068848	14.809499	22.71%	0
2016	11.800795	12.068848	2.27%	0
2015	12.308993	11.800795	-4.13%	0
2014	12.318263	12.308993	-0.08%	0
2013	9.229886	12.318263	33.46%	0
2012	8.363811	9.229886	10.36%	0
2011	9.091660	8.363811	-8.01%	0
2010	7.463477	9.091660	21.82%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	20.636739	25.886469	25.44%	0
2018	28.088230	20.636739	-26.53%	0
2017	19.358835	28.088230	45.09%	0
2016	20.132033	19.358835	-3.84%	0
2015	24.370864	20.132033	-17.39%	0
2014	25.479297	24.370864	-4.35%	0
2013	23.680508	25.479297	7.60%	0
2012	18.994409	23.680508	24.67%	0
2011	26.628898	18.994409	-28.67%	0
2010	21.856129	26.628898	21.84%	0
96

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	12.385608	13.308438	7.45%	0
2018	17.983921	12.385608	-31.13%	0
2017	19.044683	17.983921	-5.57%	0
2016	13.795455	19.044683	38.05%	0
2015	21.583124	13.795455	-36.08%	0
2014	27.779195	21.583124	-22.30%	0
2013	26.165427	27.779195	6.17%	0
2012	26.352123	26.165427	-0.71%	0
2011	32.836529	26.352123	-19.75%	0
2010	26.452050	32.836529	24.14%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
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Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act was enacted on December 20, 2019 and increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
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For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
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The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
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The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a
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distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-24 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
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(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
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If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are
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those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For those contract owners who attained the age of 70 ½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin. For contract owners who attain age 72 on or after 1/1/2020, distributions must begin no later than April 1 of the calendar year in which the contract owner turns age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period
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determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.Required Distributions Upon Death of a Contract Owner Before January 1, 2020
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
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(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the contract owner’s death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the contract owner’s death unless otherwise permitted by law and approved by Nationwide. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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Waddell & Reed Advisors Select Plus AnnuitySM
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2020.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2020), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 61. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - Balanced: Class II
•	Ivy Variable Insurance Portfolios - Core Equity: Class II
•	Ivy Variable Insurance Portfolios - Corporate Bond: Class II
•	Ivy Variable Insurance Portfolios - Energy: Class II
•	Ivy Variable Insurance Portfolios - Global Bond: Class II
•	Ivy Variable Insurance Portfolios - Global Equity Income: Class II
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•	Ivy Variable Insurance Portfolios - Global Growth: Class II
•	Ivy Variable Insurance Portfolios - Government Money Market: Class II
•	Ivy Variable Insurance Portfolios - Growth: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - International Core Equity: Class II
•	Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Ivy Variable Insurance Portfolios - Natural Resources: Class II
•	Ivy Variable Insurance Portfolios - Science and Technology: Class II
•	Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II
•	Ivy Variable Insurance Portfolios - Small Cap Core: Class II
•	Ivy Variable Insurance Portfolios - Small Cap Growth: Class II
•	Ivy Variable Insurance Portfolios - Value: Class II
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Options are referred to as Target Term Options in some states.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
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Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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5

Table of Contents (continued)
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Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
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Recurring Contract Expenses
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option	0.40% [14]
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-Only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
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For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.
[15]	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2019, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.42%	1.35%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.95%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.35%)	$1,257	$2,160	$3,051	$5,426	*	$1,660	$2,751	$5,426	$557	$1,660	$2,751	$5,426
Minimum Total Underlying Mutual Fund Operating Expenses (0.42%)	$1,159	$1,882	$2,613	$4,674	*	$1,382	$2,313	$4,674	$459	$1,382	$2,313	$4,674
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000.The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
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Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account and to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70
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or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Waddell & Reed, Inc.
The contracts are distributed by the general distributor, Waddell & Reed, Inc., 6300 Lamar Avenue, Overland Park, Kansas 66202. Waddell & Reed, Inc. is not affiliated with Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
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The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
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GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
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Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-866-221-1100 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.waddell.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
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The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and
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technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretations thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
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Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2019, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
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For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
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Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC is elected); or
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(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
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The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
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The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
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This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one or both of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial professional regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
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In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
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The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
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The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
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•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - Balanced: Class II
•	Ivy Variable Insurance Portfolios - Core Equity: Class II
•	Ivy Variable Insurance Portfolios - Corporate Bond: Class II
•	Ivy Variable Insurance Portfolios - Global Equity Income: Class II
•	Ivy Variable Insurance Portfolios - Government Money Market: Class II
•	Ivy Variable Insurance Portfolios - Growth: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Ivy Variable Insurance Portfolios - Value: Class II
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
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If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
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Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
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Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
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Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
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Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
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Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
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U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
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Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
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Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
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Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
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•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
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Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
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When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:
1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:
2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)
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2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)
2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
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When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
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Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Ivy Variable Insurance Portfolios - Government Money Market: Class II
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
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Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
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A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
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An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
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(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
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Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
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Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
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The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
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How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
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•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
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Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
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Waddell & Reed, Inc.
Waddell & Reed, Inc. is a party to other legal proceedings incident to its normal business operations. While there can be no assurances, none of the currently pending legal proceedings are anticipated to have a materially adverse effect on the ability of Waddell & Reed, Inc. to perform the services as distributor of the contracts.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-28995
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Balanced: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of capital appreciation and current income.
Ivy Variable Insurance Portfolios - Core Equity: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Corporate Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Energy: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Global Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide a high level of current income. Capital appreciation is a secondary objective.
Ivy Variable Insurance Portfolios - Global Equity Income: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of current income and capital appreciation.
Ivy Variable Insurance Portfolios - Global Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Government Money Market: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with maintaining liquidity and preservation of capital.
Ivy Variable Insurance Portfolios - Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
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Ivy Variable Insurance Portfolios - International Core Equity: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide current income consistent with preservation of capital.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Natural Resources: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital growth and appreciation.
Ivy Variable Insurance Portfolios - Science and Technology: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Securian Asset Management, Inc.
Investment Objective:	To seek to provide total return through capital appreciation and current income.
Ivy Variable Insurance Portfolios - Small Cap Core: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Value: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide capital appreciation.
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Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2019 (the maximum Variable Account charge of 3.95%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	29.173522	35.189430	20.62%	490,924
2018	31.149076	29.173522	-6.34%	618,990
2017	26.588535	31.149076	17.15%	717,260
2016	27.550399	26.588535	-3.49%	871,889
2015	30.347571	27.550399	-9.22%	1,042,711
2014	32.341410	30.347571	-6.16%	1,259,096
2013	26.093716	32.341410	23.94%	1,445,940
2012	22.105593	26.093716	18.04%	1,657,684
2011	24.050210	22.105593	-8.09%	2,045,840
2010	22.342511	24.050210	7.64%	2,659,018
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	22.562269	27.285102	20.93%	442,553
2018	23.542647	22.562269	-4.16%	509,584
2017	21.341512	23.542647	10.31%	613,829
2016	21.117153	21.341512	1.06%	709,606
2015	21.389251	21.117153	-1.27%	759,530
2014	20.073840	21.389251	6.55%	840,050
2013	16.383744	20.073840	22.52%	876,486
2012	14.802669	16.383744	10.68%	947,108
2011	14.465082	14.802669	2.33%	1,050,047
2010	12.470316	14.465082	16.00%	1,337,435
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	21.995991	28.560843	29.85%	1,011,446
2018	23.257227	21.995991	-5.42%	1,201,374
2017	19.444304	23.257227	19.61%	1,382,783
2016	18.922894	19.444304	2.76%	1,562,892
2015	19.237866	18.922894	-1.64%	1,715,081
2014	17.708492	19.237866	8.64%	1,971,521
2013	13.390989	17.708492	32.24%	2,241,351
2012	11.399211	13.390989	17.47%	2,644,421
2011	11.320110	11.399211	0.70%	3,229,215
2010	9.453349	11.320110	19.75%	4,064,169
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No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	17.181373	19.090531	11.11%	645,753
2018	17.683610	17.181373	-2.84%	736,806
2017	17.163712	17.683610	3.03%	897,769
2016	16.656030	17.163712	3.05%	994,922
2015	16.782085	16.656030	-0.75%	1,069,145
2014	16.238778	16.782085	3.35%	1,278,338
2013	16.744531	16.238778	-3.02%	1,454,839
2012	15.981782	16.744531	4.77%	1,836,849
2011	15.035906	15.981782	6.29%	2,079,080
2010	14.315463	15.035906	5.03%	2,547,339
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	7.316678	7.499206	2.49%	72,523
2018	11.216187	7.316678	-34.77%	76,042
2017	12.962449	11.216187	-13.47%	92,731
2016	9.725958	12.962449	33.28%	101,990
2015	12.612108	9.725958	-22.88%	103,844
2014	14.236689	12.612108	-11.41%	121,276
2013	11.250385	14.236689	26.54%	117,198
2012	11.204408	11.250385	0.41%	150,061
2011	12.441333	11.204408	-9.94%	208,241
2010	10.299232	12.441333	20.80%	256,352
Ivy Variable Insurance Portfolios - Global Bond: Class II - Q/NQ
2019	10.869948	11.780867	8.38%	88,999
2018	10.994255	10.869948	-1.13%	131,035
2017	10.645112	10.994255	3.28%	150,814
2016	10.040421	10.645112	6.02%	139,213
2015	10.413176	10.040421	-3.58%	124,960
2014	10.493721	10.413176	-0.77%	173,055
2013	10.412740	10.493721	0.78%	151,416
2012	9.879512	10.412740	5.40%	136,053
2011*	10.000000	9.879512	-1.20%	83,693
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	21.065793	25.695893	21.98%	108,721
2018	24.081234	21.065793	-12.52%	148,277
2017	21.037821	24.081234	14.47%	175,038
2016	19.858056	21.037821	5.94%	203,360
2015	20.469268	19.858056	-2.99%	222,737
2014	18.814375	20.469268	8.80%	272,033
2013	14.654969	18.814375	28.38%	324,318
2012	13.073181	14.654969	12.10%	375,577
2011	13.847743	13.073181	-5.59%	476,342
2010	12.013668	13.847743	15.27%	577,780
65

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	17.190442	21.442305	24.73%	290,364
2018	18.517379	17.190442	-7.17%	332,540
2017	15.012873	18.517379	23.34%	390,343
2016	15.631470	15.012873	-3.96%	453,932
2015	15.263356	15.631470	2.41%	521,722
2014	15.263935	15.263356	0.00%	546,792
2013	12.925271	15.263935	18.09%	654,719
2012	11.054022	12.925271	16.93%	825,422
2011	12.041481	11.054022	-8.20%	978,391
2010	10.590859	12.041481	13.70%	1,274,792
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	10.605160	10.696796	0.86%	681,551
2018	10.546679	10.605160	0.55%	695,039
2017	10.585538	10.546679	-0.37%	588,995
2016	10.673066	10.585538	-0.82%	693,987
2015	10.773282	10.673066	-0.93%	571,936
2014	10.874430	10.773282	-0.93%	596,215
2013	10.976536	10.874430	-0.93%	675,823
2012	11.079889	10.976536	-0.93%	747,413
2011	11.183620	11.079889	-0.93%	806,235
2010	11.282392	11.183620	-0.88%	903,324
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	24.684648	33.395550	35.29%	1,049,372
2018	24.366332	24.684648	1.31%	1,228,614
2017	19.019244	24.366332	28.11%	1,447,628
2016	18.968932	19.019244	0.27%	1,633,918
2015	17.869827	18.968932	6.15%	1,865,630
2014	16.135423	17.869827	10.75%	2,075,112
2013	11.937771	16.135423	35.16%	2,457,687
2012	10.690142	11.937771	11.67%	3,020,127
2011	10.568054	10.690142	1.16%	3,695,449
2010	9.477107	10.568054	11.51%	4,514,712
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	29.408976	32.389947	10.14%	393,842
2018	30.334128	29.408976	-3.05%	466,998
2017	28.707080	30.334128	5.67%	539,370
2016	24.944076	28.707080	15.09%	604,902
2015	26.935448	24.944076	-7.39%	676,731
2014	26.685518	26.935448	0.94%	786,483
2013	24.381549	26.685518	9.45%	913,660
2012	20.748259	24.381549	17.51%	1,029,219
2011	19.900099	20.748259	4.26%	1,146,913
2010	17.491821	19.900099	13.77%	1,417,890
66

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	18.713003	22.000374	17.57%	183,549
2018	22.988380	18.713003	-18.60%	187,551
2017	18.844626	22.988380	21.99%	186,030
2016	18.820993	18.844626	0.13%	195,945
2015	19.181321	18.820993	-1.88%	196,450
2014	19.089769	19.181321	0.48%	206,536
2013	15.429053	19.089769	23.73%	229,904
2012	13.745493	15.429053	12.25%	268,782
2011	16.114641	13.745493	-14.70%	347,852
2010	14.259480	16.114641	13.01%	403,291
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II - Q/NQ
2019	10.357398	10.692844	3.24%	70,930
2018	10.376268	10.357398	-0.18%	104,564
2017	10.330686	10.376268	0.44%	149,260
2016	10.230947	10.330686	0.97%	174,648
2015	10.239802	10.230947	-0.09%	149,240
2014	10.238187	10.239802	0.02%	159,124
2013	10.392282	10.238187	-1.48%	116,696
2012	10.149951	10.392282	2.39%	111,358
2011*	10.000000	10.149951	1.50%	56,192
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	30.294483	41.391495	36.63%	113,906
2018	30.604479	30.294483	-1.01%	129,761
2017	24.348446	30.604479	25.69%	142,877
2016	23.164653	24.348446	5.11%	154,841
2015	24.821492	23.164653	-6.68%	164,816
2014	23.231361	24.821492	6.84%	180,922
2013	18.050286	23.231361	28.70%	202,889
2012	16.047707	18.050286	12.48%	242,970
2011	16.292522	16.047707	-1.50%	292,838
2010	12.503054	16.292522	30.31%	343,288
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	8.725033	9.459350	8.42%	107,338
2018	11.475067	8.725033	-23.97%	130,848
2017	11.250828	11.475067	1.99%	153,259
2016	9.174053	11.250828	22.64%	178,358
2015	11.934965	9.174053	-23.13%	195,938
2014	13.855784	11.934965	-13.86%	246,945
2013	12.976300	13.855784	6.78%	297,387
2012	12.858752	12.976300	0.91%	404,350
2011	16.526083	12.858752	-22.19%	505,533
2010	14.252406	16.526083	15.95%	690,903
67

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	33.494913	49.593982	48.06%	438,366
2018	35.686187	33.494913	-6.14%	531,091
2017	27.269462	35.686187	30.87%	616,624
2016	27.112173	27.269462	0.58%	709,798
2015	28.183758	27.112173	-3.80%	794,018
2014	27.649316	28.183758	1.93%	882,729
2013	17.849612	27.649316	54.90%	1,026,552
2012	14.097740	17.849612	26.61%	1,195,456
2011	15.103806	14.097740	-6.66%	1,427,367
2010	13.523818	15.103806	11.68%	1,770,468
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	23.592904	29.077340	23.25%	60,555
2018	25.226222	23.592904	-6.47%	83,124
2017	24.165874	25.226222	4.39%	92,792
2016	23.398857	24.165874	3.28%	102,223
2015	22.544856	23.398857	3.79%	109,749
2014	17.486071	22.544856	28.93%	123,022
2013	17.456479	17.486071	0.17%	130,120
2012	14.971699	17.456479	16.60%	128,890
2011	14.394054	14.971699	4.01%	147,078
2010	11.308177	14.394054	27.29%	176,640
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	25.404396	31.284538	23.15%	54,626
2018	28.654457	25.404396	-11.34%	58,935
2017	25.436995	28.654457	12.65%	63,928
2016	19.925984	25.436995	27.66%	70,913
2015	21.307144	19.925984	-6.48%	63,219
2014	20.095445	21.307144	6.03%	74,558
2013	15.193804	20.095445	32.26%	96,374
2012	12.930512	15.193804	17.50%	114,030
2011	14.968563	12.930512	-13.62%	152,067
2010	11.954432	14.968563	25.21%	169,333
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	24.341829	29.744950	22.20%	438,747
2018	25.631126	24.341829	-5.03%	496,436
2017	21.017555	25.631126	21.95%	548,964
2016	20.617595	21.017555	1.94%	626,247
2015	20.430720	20.617595	0.91%	700,885
2014	20.302997	20.430720	0.63%	789,919
2013	14.297992	20.302997	42.00%	915,398
2012	13.726520	14.297992	4.16%	1,162,829
2011	15.501552	13.726520	-11.45%	1,380,204
2010	12.146147	15.501552	27.63%	1,686,356
68

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	24.634808	30.825274	25.13%	265,729
2018	26.812630	24.634808	-8.12%	313,182
2017	24.062612	26.812630	11.43%	365,723
2016	21.857840	24.062612	10.09%	413,740
2015	22.966613	21.857840	-4.83%	471,486
2014	20.899622	22.966613	9.89%	561,797
2013	15.590784	20.899622	34.05%	646,386
2012	13.240711	15.590784	17.75%	785,008
2011	14.422791	13.240711	-8.20%	1,026,354
2010	12.266338	14.422791	17.58%	1,201,818
69

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Asset Strategy: Class II - Q/NQ
2019	17.231594	20.155570	16.97%	0
2018	18.976662	17.231594	-9.20%	0
2017	16.702469	18.976662	13.62%	0
2016	17.845831	16.702469	-6.41%	0
2015	20.272138	17.845831	-11.97%	0
2014	22.279318	20.272138	-9.01%	0
2013	18.536476	22.279318	20.19%	0
2012	16.194882	18.536476	14.46%	0
2011	18.169039	16.194882	-10.87%	0
2010	17.405599	18.169039	4.39%	0
Ivy Variable Insurance Portfolios - Balanced: Class II - Q/NQ
2019	14.084259	16.516698	17.27%	0
2018	15.158011	14.084259	-7.08%	0
2017	14.168566	15.158011	6.98%	0
2016	14.456315	14.168566	-1.99%	0
2015	15.100045	14.456315	-4.26%	0
2014	14.614052	15.100045	3.33%	0
2013	12.299974	14.614052	18.81%	0
2012	11.460906	12.299974	7.32%	0
2011	11.548473	11.460906	-0.76%	0
2010	10.266572	11.548473	12.49%	0
Ivy Variable Insurance Portfolios - Core Equity: Class II - Q/NQ
2019	17.993198	22.655892	25.91%	0
2018	19.622825	17.993198	-8.30%	0
2017	16.916403	19.622825	16.00%	0
2016	16.975606	16.916403	-0.35%	0
2015	17.797396	16.975606	-4.62%	0
2014	16.894270	17.797396	5.35%	0
2013	13.174073	16.894270	28.24%	0
2012	11.565580	13.174073	13.91%	0
2011	11.843323	11.565580	-2.35%	0
2010	10.198797	11.843323	16.12%	0
Ivy Variable Insurance Portfolios - Corporate Bond: Class II - Q/NQ
2019	8.934709	9.626924	7.75%	0
2018	9.484724	8.934709	-5.80%	0
2017	9.492552	9.484724	-0.08%	0
2016	9.498649	9.492552	-0.06%	0
2015	9.869482	9.498649	-3.76%	0
2014	9.848202	9.869482	0.22%	0
2013	10.472146	9.848202	-5.96%	0
2012	10.308088	10.472146	1.59%	0
2011	9.999968	10.308088	3.08%	0
2010	9.818087	9.999968	1.85%	0
70

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Energy: Class II - Q/NQ
2019	4.953899	4.923785	-0.61%	0
2018	7.833153	4.953899	-36.76%	0
2017	9.334782	7.833153	-16.09%	0
2016	7.222352	9.334782	29.25%	0
2015	9.658767	7.222352	-25.22%	0
2014	11.244063	9.658767	-14.10%	0
2013	9.162897	11.244063	22.71%	0
2012	9.411264	9.162897	-2.64%	0
2011	10.776221	9.411264	-12.67%	0
2010	9.199187	10.776221	17.14%	0
Ivy Variable Insurance Portfolios - Global Equity Income: Class II - Q/NQ
2019	13.447464	15.906455	18.29%	0
2018	15.855699	13.447464	-15.19%	0
2017	14.283026	15.855699	11.01%	0
2016	13.901942	14.283026	2.74%	0
2015	14.777529	13.901942	-5.93%	0
2014	14.007056	14.777529	5.50%	0
2013	11.250990	14.007056	24.50%	0
2012	10.350794	11.250990	8.70%	0
2011	11.305899	10.350794	-8.45%	0
2010	10.114550	11.305899	11.78%	0
Ivy Variable Insurance Portfolios - Global Growth: Class II - Q/NQ
2019	14.045373	16.988868	20.96%	0
2018	15.605082	14.045373	-9.99%	0
2017	13.045455	15.605082	19.62%	0
2016	14.006124	13.045455	-6.86%	0
2015	14.103530	14.006124	-0.69%	0
2014	14.544748	14.103530	-3.03%	0
2013	12.700678	14.544748	14.52%	0
2012	11.201895	12.700678	13.38%	0
2011	12.583276	11.201895	-10.98%	0
2010	11.412545	12.583276	10.26%	0
Ivy Variable Insurance Portfolios - Government Money Market: Class II - Q/NQ
2019	6.677062	6.530781	-2.19%	0
2018	6.848796	6.677062	-2.51%	0
2017	7.088147	6.848796	-3.38%	0
2016	7.369362	7.088147	-3.82%	0
2015	7.670889	7.369362	-3.93%	0
2014	7.984748	7.670889	-3.93%	0
2013	8.311455	7.984748	-3.93%	0
2012	8.652473	8.311455	-3.94%	0
2011	9.005502	8.652473	-3.92%	0
2010	9.368799	9.005502	-3.88%	0
71

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Growth: Class II - Q/NQ
2019	20.458737	26.840364	31.19%	0
2018	20.829497	20.458737	-1.78%	0
2017	16.764437	20.829497	24.25%	0
2016	17.240887	16.764437	-2.76%	0
2015	16.749207	17.240887	2.94%	0
2014	15.595891	16.749207	7.39%	0
2013	11.898746	15.595891	31.07%	0
2012	10.988735	11.898746	8.28%	0
2011	11.201799	10.988735	-1.90%	0
2010	10.358879	11.201799	8.14%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	14.430151	15.411628	6.80%	0
2018	15.351608	14.430151	-6.00%	0
2017	14.980554	15.351608	2.48%	0
2016	13.422058	14.980554	11.61%	0
2015	14.946449	13.422058	-10.20%	0
2014	15.270217	14.946449	-2.12%	0
2013	14.387418	15.270217	6.14%	0
2012	12.626654	14.387418	13.94%	0
2011	12.487682	12.626654	1.11%	0
2010	11.319058	12.487682	10.32%	0
Ivy Variable Insurance Portfolios - International Core Equity: Class II - Q/NQ
2019	11.441778	13.044457	14.01%	0
2018	14.497939	11.441778	-21.08%	0
2017	12.254524	14.497939	18.31%	0
2016	12.620368	12.254524	-2.90%	0
2015	13.263914	12.620368	-4.85%	0
2014	13.613025	13.263914	-2.56%	0
2013	11.345898	13.613025	19.98%	0
2012	10.424308	11.345898	8.84%	0
2011	12.602530	10.424308	-17.28%	0
2010	11.499470	12.602530	9.59%	0
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II - Q/NQ
2019	19.948938	26.431058	32.49%	0
2018	20.786379	19.948938	-4.03%	0
2017	17.051971	20.786379	21.90%	0
2016	16.728276	17.051971	1.94%	0
2015	18.484918	16.728276	-9.50%	0
2014	17.841147	18.484918	3.61%	0
2013	14.294841	17.841147	24.81%	0
2012	13.106851	14.294841	9.06%	0
2011	13.721640	13.106851	-4.48%	0
2010	10.858563	13.721640	26.37%	0
72

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Natural Resources: Class II - Q/NQ
2019	5.743696	6.038560	5.13%	0
2018	7.791616	5.743696	-26.28%	0
2017	7.877247	7.791616	-1.09%	0
2016	6.623307	7.877247	18.93%	0
2015	8.886289	6.623307	-25.47%	0
2014	10.639248	8.886289	-16.48%	0
2013	10.275263	10.639248	3.54%	0
2012	10.501200	10.275263	-2.15%	0
2011	13.917392	10.501200	-24.55%	0
2010	12.377049	13.917392	12.45%	0
Ivy Variable Insurance Portfolios - Science and Technology: Class II - Q/NQ
2019	26.075431	37.439731	43.58%	0
2018	28.654477	26.075431	-9.00%	0
2017	22.577478	28.654477	26.92%	0
2016	23.146482	22.577478	-2.46%	0
2015	24.813186	23.146482	-6.72%	0
2014	25.103177	24.813186	-1.16%	0
2013	16.711346	25.103177	50.22%	0
2012	13.611816	16.711346	22.77%	0
2011	15.037994	13.611816	-9.48%	0
2010	13.885063	15.037994	8.30%	0
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II - Q/NQ
2019	14.196191	16.966455	19.51%	0
2018	15.656138	14.196191	-9.33%	0
2017	15.464983	15.656138	1.24%	0
2016	15.440048	15.464983	0.16%	0
2015	15.341040	15.440048	0.65%	0
2014	12.269910	15.341040	25.03%	0
2013	12.631851	12.269910	-2.87%	0
2012	11.172886	12.631851	13.06%	0
2011	11.076511	11.172886	0.87%	0
2010	8.973127	11.076511	23.44%	0
Ivy Variable Insurance Portfolios - Small Cap Core: Class II - Q/NQ
2019	16.349804	19.524417	19.42%	0
2018	19.021330	16.349804	-14.04%	0
2017	17.411350	19.021330	9.25%	0
2016	14.063700	17.411350	23.80%	0
2015	15.508486	14.063700	-9.32%	0
2014	15.083453	15.508486	2.82%	0
2013	11.760223	15.083453	28.26%	0
2012	10.321674	11.760223	13.94%	0
2011	12.321322	10.321674	-16.23%	0
2010	10.147206	12.321322	21.43%	0
73

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II - Q/NQ
2019	15.615985	18.504196	18.50%	0
2018	16.960051	15.615985	-7.92%	0
2017	14.340158	16.960051	18.27%	0
2016	14.505385	14.340158	-1.14%	0
2015	14.822951	14.505385	-2.14%	0
2014	15.190653	14.822951	-2.42%	0
2013	11.031476	15.190653	37.70%	0
2012	10.922236	11.031476	1.00%	0
2011	12.719412	10.922236	-14.13%	0
2010	10.277097	12.719412	23.76%	0
Ivy Variable Insurance Portfolios - Value: Class II - Q/NQ
2019	13.970554	16.951912	21.34%	0
2018	15.683417	13.970554	-10.92%	0
2017	14.512952	15.683417	8.06%	0
2016	13.593812	14.512952	6.76%	0
2015	14.729701	13.593812	-7.71%	0
2014	13.822734	14.729701	6.56%	0
2013	10.633285	13.822734	29.99%	0
2012	9.313140	10.633285	14.18%	0
2011	10.460955	9.313140	-10.97%	0
2010	9.174424	10.460955	14.02%	0
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Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
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Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act was enacted on December 20, 2019 and increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
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For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
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The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
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The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a
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distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-24 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
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(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
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If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are
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those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For those contract owners who attained the age of 70 ½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin. For contract owners who attain age 72 on or after 1/1/2020, distributions must begin no later than April 1 of the calendar year in which the contract owner turns age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period
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determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.Required Distributions Upon Death of a Contract Owner Before January 1, 2020
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
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(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the contract owner’s death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the contract owner’s death unless otherwise permitted by law and approved by Nationwide. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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America’s Future Horizon Annuity
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2020.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2020), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 62. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
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•	Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
•	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I
•	Invesco Oppenheimer V.I. Global Fund: Series I
•	Invesco Oppenheimer V.I. Main Street Fund: Series I
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
•	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
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Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Options are referred to as Target Term Options in some states.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
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Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
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Table of Contents (continued)
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Table of Contents (continued)
8

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
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Recurring Contract Expenses
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option	0.40% [14]
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-Only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
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For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.
[15]	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2019, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.27%	6.31%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.95%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (6.31%)	$1,777	$3,549	$5,099	$8,365	*	$3,049	$4,799	$8,365	$1,077	$3,049	$4,799	$8,365
Minimum Total Underlying Mutual Fund Operating Expenses (0.27%)	$1,143	$1,837	$2,541	$4,546	*	$1,337	$2,241	$4,546	$ 443	$1,337	$2,241	$4,546
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000.The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
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Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account and to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70
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or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
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The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
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GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
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Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
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The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and
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technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretations thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
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Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2019, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
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For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
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Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC is elected); or
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(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
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The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
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The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
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This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one or both of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial professional regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
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In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
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The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
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The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
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•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
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Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a
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lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
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Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
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If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
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Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
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(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
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Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
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Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
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Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
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Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
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Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
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These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
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Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:
1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:
2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)
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2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)
2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
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When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
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Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
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Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
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A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
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An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
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(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
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Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
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Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
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The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
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How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
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•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
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Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
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Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-28995
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2004
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2
Investment Advisor:	Columbia Management Investment Advisors, LLC
Investment Objective:	The Fund seeks to provide shareholders with high current income as its primary objective and, as its secondary objective, capital growth.
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Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (formerly, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2006
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. Global Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
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Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (formerly, Janus Henderson VIT Forty Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (formerly, Janus Henderson VIT Global Technology Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (formerly, Janus Henderson VIT Overseas Portfolio: Service Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2004
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
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Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	DoubleLine Capital LP
Investment Objective:	The Fund seeks to maximize total return.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2013
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Allianz Global Investors U.S. LLC
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
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Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The fund seeks total return.
Designation: FF
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I (formerly, Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks capital appreciation, and secondarily current income.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
67

Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class II (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT S&P 500® Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital growth and current income.
Putnam Variable Trust - Putnam VT International Value Fund: Class IB
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited and The Putnam Advisory Company, LLC
Investment Objective:	Seeks capital growth. Current income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
68

VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
69

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2019 (the maximum Variable Account charge of 3.95%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
The following underlying mutual funds in which the Sub-Accounts invest were added to the Variable Account after December 31, 2019; therefore, no Condensed Financial Information is available:
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II
•	MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I
•	Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB
•	Putnam Variable Trust - Putnam VT International Value Fund: Class IB

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.677019	8.880783	15.68%	0
2018*	10.000000	7.677019	-23.23%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	28.883520	35.460847	22.77%	426,294
2018	31.312463	28.883520	-7.76%	519,099
2017	26.236989	31.312463	19.34%	597,472
2016	23.340797	26.236989	12.41%	683,666
2015	24.968028	23.340797	-6.52%	778,440
2014	22.405982	24.968028	11.43%	861,582
2013	16.654848	22.405982	34.53%	951,121
2012	14.654280	16.654848	13.65%	1,065,384
2011	14.348033	14.654280	2.13%	1,238,976
2010	12.690325	14.348033	13.06%	1,541,692
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	31.500863	38.132319	21.05%	182,676
2018	34.940747	31.500863	-9.84%	214,756
2017	31.382488	34.940747	11.34%	217,175
2016	25.199590	31.382488	24.54%	228,654
2015	26.048072	25.199590	-3.26%	261,216
2014	25.016676	26.048072	4.12%	298,330
2013	17.948769	25.016676	39.38%	368,019
2012	15.656696	17.948769	14.64%	425,148
2011	15.718089	15.656696	-0.39%	482,751
2010	12.611563	15.718089	24.63%	539,400
70

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	30.847362	39.916008	29.40%	2,507,873
2018	32.658678	30.847362	-5.55%	2,865,280
2017	27.127857	32.658678	20.39%	3,197,515
2016	24.517151	27.127857	10.65%	3,528,248
2015	24.481261	24.517151	0.15%	3,932,803
2014	21.790794	24.481261	12.35%	4,394,075
2013	16.662973	21.790794	30.77%	4,984,067
2012	14.535581	16.662973	14.64%	5,994,000
2011	14.404246	14.535581	0.91%	7,167,939
2010	12.663310	14.404246	13.75%	8,684,468
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	22.862537	30.425975	33.08%	359,286
2018	24.145918	22.862537	-5.32%	408,386
2017	21.135946	24.145918	14.24%	478,618
2016	19.332669	21.135946	9.33%	539,474
2015	20.162214	19.332669	-4.11%	614,719
2014	17.941911	20.162214	12.37%	702,466
2013	13.483253	17.941911	33.07%	781,919
2012	12.157073	13.483253	10.91%	895,487
2011	12.163802	12.157073	-0.06%	1,056,209
2010	10.695755	12.163802	13.73%	1,259,253
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	29.661777	39.898067	34.51%	387,920
2018	32.150879	29.661777	-7.74%	481,733
2017	25.491053	32.150879	26.13%	533,343
2016	23.849811	25.491053	6.88%	599,977
2015	24.687969	23.849811	-3.40%	704,427
2014	23.058902	24.687969	7.06%	802,298
2013	19.223244	23.058902	19.95%	957,935
2012	17.574938	19.223244	9.38%	1,110,913
2011	16.276326	17.574938	7.98%	1,224,440
2010	14.249671	16.276326	14.22%	1,238,074
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.728326	11.227972	15.42%	24,945
2018	10.231275	9.728326	-4.92%	14,224
2017*	10.000000	10.231275	2.31%	10,138
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	19.639944	21.290436	8.40%	689,241
2018	19.947614	19.639944	-1.54%	795,043
2017	19.357260	19.947614	3.05%	919,204
2016	18.822597	19.357260	2.84%	1,007,630
2015	19.049497	18.822597	-1.19%	1,150,862
2014	18.529367	19.049497	2.81%	1,298,934
2013	18.515457	18.529367	0.08%	1,491,021
2012	17.037121	18.515457	8.68%	1,700,289
2011	16.817912	17.037121	1.30%	2,016,270
2010	15.648396	16.817912	7.47%	2,570,111
71

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.264627	10.575924	27.97%	10,877
2018*	10.000000	8.264627	-17.35%	4,987
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019*	10.000000	11.036695	10.37%	16,934
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	26.321012	33.194789	26.12%	1,566,527
2018	29.011960	26.321012	-9.28%	1,768,061
2017	25.964799	29.011960	11.74%	2,010,133
2016	22.232855	25.964799	16.79%	2,315,314
2015	23.402947	22.232855	-5.00%	2,673,224
2014	21.747008	23.402947	7.61%	2,954,004
2013	17.151149	21.747008	26.80%	3,325,252
2012	14.776315	17.151149	16.07%	3,844,392
2011	14.790710	14.776315	-0.10%	4,698,682
2010	12.974852	14.790710	14.00%	5,908,009
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	33.291983	44.248361	32.91%	1,342,782
2018	33.705865	33.291983	-1.23%	1,526,332
2017	25.205595	33.705865	33.72%	1,781,450
2016	25.266377	25.205595	-0.24%	2,003,985
2015	23.828197	25.266377	6.04%	2,293,593
2014	21.636043	23.828197	10.13%	2,418,446
2013	16.037388	21.636043	34.91%	2,683,343
2012	14.135507	16.037388	13.45%	3,066,898
2011	14.250682	14.135507	-0.81%	3,696,902
2010	11.597350	14.250682	22.88%	4,413,024
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	17.398559	19.804470	13.83%	656,211
2018	18.222450	17.398559	-4.52%	727,753
2017	17.181827	18.222450	6.06%	846,995
2016	15.166422	17.181827	13.29%	1,052,549
2015	15.909404	15.166422	-4.67%	1,137,243
2014	15.891231	15.909404	0.11%	727,278
2013	15.153563	15.891231	4.87%	836,574
2012	13.397380	15.153563	13.11%	1,005,149
2011	13.014661	13.397380	2.94%	1,227,894
2010	11.547337	13.014661	12.71%	1,585,321
72

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	18.359094	23.217056	26.46%	400,532
2018	21.777742	18.359094	-15.70%	450,679
2017	16.898895	21.777742	28.87%	510,564
2016	17.981441	16.898895	-6.02%	566,584
2015	17.541605	17.981441	2.51%	633,451
2014	19.283551	17.541605	-9.03%	269,023
2013	14.932471	19.283551	29.14%	307,699
2012	12.506931	14.932471	19.39%	368,399
2011	15.254762	12.506931	-18.01%	433,731
2010	13.630109	15.254762	11.92%	534,117
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	23.758112	31.601971	33.02%	67,756
2018	29.016016	23.758112	-18.12%	77,121
2017	24.572987	29.016016	18.08%	102,264
2016	22.660141	24.572987	8.44%	115,585
2015	23.598346	22.660141	-3.98%	139,273
2014	22.330248	23.598346	5.68%	156,266
2013	17.282621	22.330248	29.21%	181,445
2012	13.728233	17.282621	25.89%	227,555
2011	15.205010	13.728233	-9.71%	267,564
2010	12.139346	15.205010	25.25%	341,523
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.428095	10.162353	7.79%	846
2018*	10.000000	9.428095	-5.72%	0
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	25.231966	34.829994	38.04%	540,580
2018	27.125270	25.231966	-6.98%	586,033
2017	21.262785	27.125270	27.57%	654,295
2016	20.976508	21.262785	1.36%	712,278
2015	19.865366	20.976508	5.59%	818,599
2014	18.959246	19.865366	4.78%	910,028
2013	14.075906	18.959246	34.69%	1,039,616
2012	12.204013	14.075906	15.34%	1,194,655
2011	12.187288	12.204013	0.14%	1,383,313
2010	9.652914	12.187288	26.26%	1,772,221
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	23.239360	30.335629	30.54%	1,036,335
2018	27.025492	23.239360	-14.01%	1,137,605
2017	19.964090	27.025492	35.37%	1,243,037
2016	20.138531	19.964090	-0.87%	1,391,811
2015	19.560215	20.138531	2.96%	1,600,608
2014	19.305299	19.560215	1.32%	1,801,274
2013	15.309784	19.305299	26.10%	739,235
2012	12.746431	15.309784	20.11%	844,375
2011	14.031691	12.746431	-9.16%	1,050,615
2010	12.215918	14.031691	14.86%	1,385,557
73

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	24.393314	31.912886	30.83%	834,840
2018	26.737116	24.393314	-8.77%	950,630
2017	23.088641	26.737116	15.80%	1,097,926
2016	20.883437	23.088641	10.56%	1,226,490
2015	20.404603	20.883437	2.35%	1,333,929
2014	18.608580	20.404603	9.65%	1,516,176
2013	14.257062	18.608580	30.52%	1,695,852
2012	12.316211	14.257062	15.76%	1,980,286
2011	12.435882	12.316211	-0.96%	2,351,343
2010	10.813307	12.435882	15.01%	3,036,121
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	29.408976	32.389947	10.14%	79,121
2018	30.334128	29.408976	-3.05%	98,455
2017	28.707080	30.334128	5.67%	115,837
2016	24.944076	28.707080	15.09%	127,658
2015	26.935448	24.944076	-7.39%	116,784
2014	26.685518	26.935448	0.94%	194,145
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	22.990068	31.163522	35.55%	901,107
2018	22.819549	22.990068	0.75%	967,396
2017	17.721928	22.819549	28.76%	1,089,983
2016	17.550516	17.721928	0.98%	1,272,183
2015	15.829271	17.550516	10.87%	1,479,407
2014	14.733497	15.829271	7.44%	1,608,383
2013	11.364682	14.733497	29.64%	1,891,857
2012	9.263749	11.364682	22.68%	2,358,485
2011	10.050055	9.263749	-7.82%	2,754,178
2010	9.528992	10.050055	5.47%	3,721,301
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	13.464750	19.314346	43.44%	742,875
2018	13.472123	13.464750	-0.05%	806,604
2017	9.385548	13.472123	43.54%	864,385
2016	8.322537	9.385548	12.77%	886,807
2015	8.029341	8.322537	3.65%	1,018,673
2014	7.413382	8.029341	8.31%	1,113,685
2013	5.528055	7.413382	34.10%	1,333,627
2012	4.684211	5.528055	18.01%	1,548,572
2011	5.177274	4.684211	-9.52%	1,171,961
2010	4.201804	5.177274	23.22%	1,427,029
74

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	12.062290	15.138535	25.50%	737,049
2018	14.350851	12.062290	-15.95%	807,283
2017	11.076146	14.350851	29.57%	922,656
2016	11.986035	11.076146	-7.59%	1,058,037
2015	13.269261	11.986035	-9.67%	1,216,563
2014	15.240865	13.269261	-12.94%	1,415,180
2013	13.464155	15.240865	13.20%	1,682,894
2012	12.010491	13.464155	12.10%	2,004,604
2011	17.920745	12.010491	-32.98%	1,157,892
2010	14.472005	17.920745	23.83%	1,403,093
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	28.599596	35.908774	25.56%	113,442
2018	32.752059	28.599596	-12.68%	148,923
2017	29.064701	32.752059	12.69%	185,002
2016	25.583222	29.064701	13.61%	206,635
2015	26.533118	25.583222	-3.58%	226,013
2014	23.271888	26.533118	14.01%	238,583
2013	17.758747	23.271888	31.04%	268,060
2012	14.894463	17.758747	19.23%	252,933
2011	14.718963	14.894463	1.19%	210,458
2010	12.036907	14.718963	22.28%	260,724
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.883714	8.84%	3,072
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	18.546590	23.082956	24.46%	344,328
2018	20.742507	18.546590	-10.59%	406,403
2017	16.512381	20.742507	25.62%	431,380
2016	16.053670	16.512381	2.86%	472,336
2015	15.244199	16.053670	5.31%	458,034
2014	15.218030	15.244199	0.17%	385,771
2013	12.037490	15.218030	26.42%	326,134
2012	10.483109	12.037490	14.83%	259,926
2011	10.774935	10.483109	-2.71%	248,969
2010*	10.000000	10.774935	7.75%	36,477
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	31.751915	35.932516	13.17%	36,086
2018	34.450801	31.751915	-7.83%	44,097
2017	31.702083	34.450801	8.67%	49,617
2016	28.949793	31.702083	9.51%	54,969
2015	29.557182	28.949793	-2.05%	64,248
2014	28.991915	29.557182	1.95%	75,642
2013	32.076593	28.991915	-9.62%	92,082
2012	27.453903	32.076593	16.84%	108,811
2011	25.895341	27.453903	6.02%	130,590
2010	23.822195	25.895341	8.70%	162,295
75

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	20.613988	22.290203	8.13%	454,292
2018	21.312551	20.613988	-3.28%	522,003
2017	20.235236	21.312551	5.32%	584,349
2016	18.802957	20.235236	7.62%	627,738
2015	19.548293	18.802957	-3.81%	712,315
2014	18.997957	19.548293	2.90%	816,088
2013	19.398272	18.997957	-2.06%	840,059
2012	17.447495	19.398272	11.18%	1,051,092
2011	16.688582	17.447495	4.55%	1,203,410
2010	15.235554	16.688582	9.54%	1,449,914
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	23.629108	29.796716	26.10%	162,369
2018	25.723547	23.629108	-8.14%	175,406
2017	22.008855	25.723547	16.88%	210,694
2016	18.848010	22.008855	16.77%	238,523
2015	20.307950	18.848010	-7.19%	294,721
2014	18.780840	20.307950	8.13%	352,433
2013	13.978855	18.780840	34.35%	422,319
2012	11.913473	13.978855	17.34%	384,207
2011	12.313814	11.913473	-3.25%	446,219
2010	10.738195	12.313814	14.67%	583,755
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	10.118613	10.682561	5.57%	5,106
2018*	10.000000	10.118613	1.19%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	25.316412	28.772227	13.65%	322,162
2018	26.350813	25.316412	-3.93%	359,869
2017	24.919103	26.350813	5.75%	434,906
2016	22.037740	24.919103	13.07%	449,568
2015	22.844721	22.037740	-3.53%	592,532
2014	22.490251	22.844721	1.58%	614,798
2013	21.206212	22.490251	6.06%	341,007
2012	18.689512	21.206212	13.47%	413,249
2011	18.174511	18.689512	2.83%	506,746
2010	16.215688	18.174511	12.08%	666,549
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	17.524173	22.230297	26.86%	932,624
2018	18.578559	17.524173	-5.68%	1,074,102
2017	15.022506	18.578559	23.67%	1,259,058
2016	13.350273	15.022506	12.53%	1,399,264
2015	13.625423	13.350273	-2.02%	1,558,741
2014	12.904472	13.625423	5.59%	1,761,052
2013	9.058714	12.904472	42.45%	2,049,457
2012	7.820800	9.058714	15.83%	2,372,993
2011	8.933624	7.820800	-12.46%	2,900,512
2010	7.801655	8.933624	14.51%	3,630,813
76

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	18.263526	24.086682	31.88%	442,127
2018	22.072194	18.263526	-17.26%	514,819
2017	17.717100	22.072194	24.58%	596,839
2016	18.274307	17.717100	-3.05%	660,433
2015	18.540650	18.274307	-1.44%	754,349
2014	18.909099	18.540650	-1.95%	864,156
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	26.689653	34.183647	28.08%	1,332,010
2018	26.947847	26.689653	-0.96%	1,483,271
2017	22.572889	26.947847	19.38%	1,713,330
2016	20.458760	22.572889	10.33%	1,910,546
2015	20.463568	20.458760	-0.02%	2,181,235
2014	18.421972	20.463568	11.08%	2,432,136
2013	14.186387	18.421972	29.86%	2,684,638
2012	12.540234	14.186387	13.13%	3,065,759
2011	12.593666	12.540234	-0.42%	3,642,673
2010	11.207070	12.593666	12.37%	4,409,792
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	13.462346	14.526973	7.91%	92,961
2018	13.649390	13.462346	-1.37%	88,001
2017	13.199590	13.649390	3.41%	93,402
2016	12.649579	13.199590	4.35%	108,977
2015	12.863549	12.649579	-1.66%	110,714
2014	12.361997	12.863549	4.06%	141,007
2013	12.723774	12.361997	-2.84%	148,308
2012	11.921719	12.723774	6.73%	164,038
2011	11.291133	11.921719	5.58%	245,536
2010	10.648045	11.291133	6.04%	213,850
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	22.748796	27.702937	21.78%	159,115
2018	27.812219	22.748796	-18.21%	174,827
2017	19.842858	27.812219	40.16%	182,198
2016	18.597562	19.842858	6.70%	192,005
2015	22.351225	18.597562	-16.79%	222,824
2014	23.880555	22.351225	-6.40%	261,117
2013	23.931129	23.880555	-0.21%	11,134
2012	20.612219	23.931129	16.10%	13,387
2011	26.807845	20.612219	-23.11%	14,456
2010	23.296502	26.807845	15.07%	17,949
77

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	18.799182	19.788159	5.26%	1,266,081
2018	18.989598	18.799182	-1.00%	1,469,864
2017	18.779809	18.989598	1.12%	1,593,258
2016	18.819853	18.779809	-0.21%	1,842,409
2015	19.021030	18.819853	-1.06%	2,096,253
2014	18.364382	19.021030	3.58%	2,410,620
2013	19.324204	18.364382	-4.97%	2,769,081
2012	18.931293	19.324204	2.08%	3,402,629
2011	17.819570	18.931293	6.24%	4,071,870
2010	17.169467	17.819570	3.79%	4,997,308
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	11.998867	12.096598	0.81%	3,822,657
2018	11.948419	11.998867	0.42%	4,098,945
2017	12.012069	11.948419	-0.53%	3,981,086
2016	12.126037	12.012069	-0.94%	4,361,708
2015	12.242336	12.126037	-0.95%	4,666,810
2014	12.359750	12.242336	-0.95%	4,793,824
2013	12.478292	12.359750	-0.95%	4,998,916
2012	12.598299	12.478292	-0.95%	5,595,409
2011	12.718790	12.598299	-0.95%	7,146,425
2010	12.840763	12.718790	-0.95%	7,691,190
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	14.825359	17.492348	17.99%	296,410
2018	17.513348	14.825359	-15.35%	344,080
2017	13.872445	17.513348	26.25%	378,990
2016	13.884499	13.872445	-0.09%	398,455
2015	14.459696	13.884499	-3.98%	473,533
2014	14.664123	14.459696	-1.39%	534,154
2013	12.564204	14.664123	16.71%	138,962
2012	10.972422	12.564204	14.51%	163,155
2011	12.276194	10.972422	-10.62%	198,886
2010	10.939868	12.276194	12.22%	12,002
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	19.878226	23.183255	16.63%	1,196,512
2018	21.278529	19.878226	-6.58%	1,440,412
2017	19.023012	21.278529	11.86%	1,693,150
2016	17.924635	19.023012	6.13%	1,943,798
2015	18.157326	17.924635	-1.28%	2,214,542
2014	17.428488	18.157326	4.18%	2,525,006
2013	15.087055	17.428488	15.52%	2,883,286
2012	13.745885	15.087055	9.76%	3,231,430
2011	13.883067	13.745885	-0.99%	4,077,802
2010	12.637019	13.883067	9.86%	5,153,681
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.498417	4.98%	9
78

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.799982	8.00%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	19.322745	24.982324	29.29%	207,878
2018	20.128432	19.322745	-4.00%	231,129
2017	15.607006	20.128432	28.97%	253,230
2016	15.418659	15.607006	1.22%	292,218
2015	15.049677	15.418659	2.45%	347,246
2014	13.758226	15.049677	9.39%	425,694
2013	10.308799	13.758226	33.46%	476,655
2012	8.944983	10.308799	15.25%	544,147
2011	9.300909	8.944983	-3.83%	688,751
2010	8.129207	9.300909	14.41%	932,426
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	30.610186	41.724285	36.31%	3,489,859
2018	31.303822	30.610186	-2.22%	3,954,589
2017	24.823350	31.303822	26.11%	4,523,735
2016	24.182398	24.823350	2.65%	5,105,794
2015	23.231190	24.182398	4.09%	5,239,119
2014	21.557023	23.231190	7.77%	5,890,030
2013	15.920407	21.557023	35.40%	6,726,125
2012	13.542915	15.920407	17.56%	7,841,417
2011	13.984922	13.542915	-3.16%	9,557,287
2010	12.977046	13.984922	7.77%	12,605,015
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	25.422518	31.968127	25.75%	991,617
2018	28.314713	25.422518	-10.21%	1,124,881
2017	26.303598	28.314713	7.65%	1,297,422
2016	22.048762	26.303598	19.30%	1,465,335
2015	23.254470	22.048762	-5.18%	1,649,258
2014	20.754774	23.254470	12.04%	1,862,458
2013	15.886274	20.754774	30.65%	2,084,047
2012	13.987992	15.886274	13.57%	2,408,150
2011	14.031133	13.987992	-0.31%	2,966,278
2010	12.484701	14.031133	12.39%	3,972,371
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	47.689008	59.352643	24.46%	381,189
2018	54.334445	47.689008	-12.23%	436,083
2017	47.378306	54.334445	14.68%	488,137
2016	39.763766	47.378306	19.15%	547,888
2015	41.188951	39.763766	-3.46%	624,401
2014	38.003877	41.188951	8.38%	699,427
2013	28.837922	38.003877	31.78%	812,072
2012	24.784540	28.837922	16.35%	943,286
2011	25.674999	24.784540	-3.47%	1,167,563
2010	20.539433	25.674999	25.00%	1,465,714
79

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	18.344415	22.785781	24.21%	76,263
2018	20.948196	18.344415	-12.43%	95,941
2017	18.464322	20.948196	13.45%	105,665
2016	16.021437	18.464322	15.25%	99,001
2015	16.701364	16.021437	-4.07%	130,301
2014	15.256833	16.701364	9.47%	164,143
2013	11.372771	15.256833	34.15%	158,973
2012	9.746273	11.372771	16.69%	195,416
2011	10.448734	9.746273	-6.72%	221,142
2010*	10.000000	10.448734	4.49%	285,189
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	19.407100	23.806590	22.67%	613,484
2018	22.562411	19.407100	-13.98%	678,249
2017	20.009185	22.562411	12.76%	784,351
2016	17.178293	20.009185	16.48%	876,715
2015	17.858366	17.178293	-3.81%	980,237
2014	15.407339	17.858366	15.91%	1,130,361
2013	11.464750	15.407339	34.39%	1,177,192
2012	9.948767	11.464750	15.24%	1,343,615
2011	10.282687	9.948767	-3.25%	1,630,387
2010	8.677644	10.282687	18.50%	2,023,511
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	28.397725	38.173130	34.42%	165,750
2018	31.144438	28.397725	-8.82%	181,363
2017	25.168899	31.144438	23.74%	211,246
2016	23.461210	25.168899	7.28%	233,612
2015	23.508463	23.461210	-0.20%	288,991
2014	23.084886	23.508463	1.83%	318,180
2013	16.152366	23.084886	42.92%	366,995
2012	14.375852	16.152366	12.36%	407,492
2011	14.608151	14.375852	-1.59%	498,683
2010	11.756403	14.608151	24.26%	630,594
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	42.800539	50.449067	17.87%	495,351
2018	52.034989	42.800539	-17.75%	541,556
2017	48.167171	52.034989	8.03%	607,749
2016	38.614247	48.167171	24.74%	705,499
2015	41.482893	38.614247	-6.92%	786,588
2014	39.132821	41.482893	6.01%	878,795
2013	28.139538	39.132821	39.07%	1,028,599
2012	23.587520	28.139538	19.30%	1,178,528
2011	25.085213	23.587520	-5.97%	1,413,160
2010	20.003734	25.085213	25.40%	1,756,917
80

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	40.160818	49.981933	24.45%	544,388
2018	46.411895	40.160818	-13.47%	612,044
2017	41.287192	46.411895	12.41%	696,776
2016	33.934214	41.287192	21.67%	799,372
2015	34.829195	33.934214	-2.57%	881,543
2014	34.878917	34.829195	-0.14%	987,459
2013	24.990529	34.878917	39.57%	1,123,841
2012	21.844333	24.990529	14.40%	1,317,090
2011	23.351517	21.844333	-6.45%	1,604,068
2010	18.812192	23.351517	24.13%	2,004,700
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	18.433106	23.006425	24.81%	32,972
2018	19.754804	18.433106	-6.69%	35,808
2017	16.813371	19.754804	17.49%	81,721
2016	15.415411	16.813371	9.07%	80,049
2015	15.613840	15.415411	-1.27%	94,541
2014	14.252451	15.613840	9.55%	102,714
2013	10.369312	14.252451	37.45%	185,764
2012	9.389325	10.369312	10.44%	222,810
2011	9.790510	9.389325	-4.10%	156,153
2010	7.998316	9.790510	22.41%	84,693
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	14.788353	19.145088	29.46%	1,158,312
2018	15.540529	14.788353	-4.84%	1,288,589
2017	14.732033	15.540529	5.49%	1,539,081
2016	13.854850	14.732033	6.33%	1,909,276
2015	14.779525	13.854850	-6.26%	2,209,587
2014	11.577203	14.779525	27.66%	2,530,785
2013	11.342818	11.577203	2.07%	2,713,910
2012	9.890484	11.342818	14.68%	3,151,505
2011	9.375668	9.890484	5.49%	3,625,951
2010	7.271004	9.375668	28.95%	4,428,143
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	18.391050	25.002682	35.95%	988,401
2018	19.934126	18.391050	-7.74%	1,121,979
2017	15.754759	19.934126	26.53%	1,264,523
2016	14.939555	15.754759	5.46%	1,423,497
2015	15.110792	14.939555	-1.13%	1,599,321
2014	14.664024	15.110792	3.05%	1,778,999
2013	10.655025	14.664024	37.63%	2,090,791
2012	9.362126	10.655025	13.81%	2,487,696
2011	9.869151	9.362126	-5.14%	3,036,845
2010	7.856685	9.869151	25.61%	3,846,522
81

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	25.236501	31.467166	24.69%	68,885
2018	27.027434	25.236501	-6.63%	77,829
2017	23.039857	27.027434	17.31%	110,460
2016	21.172225	23.039857	8.82%	121,704
2015	21.474851	21.172225	-1.41%	154,435
2014	19.641663	21.474851	9.33%	168,546
2013	14.411002	19.641663	36.30%	191,351
2012	13.110097	14.411002	9.92%	176,237
2011	13.656248	13.110097	-4.00%	190,296
2010	11.222299	13.656248	21.69%	194,986
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	36.059847	45.943121	27.41%	279,027
2018	36.098093	36.059847	-0.11%	329,482
2017	28.626396	36.098093	26.10%	448,298
2016	32.368709	28.626396	-11.56%	492,068
2015	29.055808	32.368709	11.40%	749,936
2014	22.354484	29.055808	29.98%	771,008
2013	14.994655	22.354484	49.08%	751,881
2012	11.556396	14.994655	29.75%	698,132
2011	10.569330	11.556396	9.34%	314,235
2010*	10.000000	10.569330	5.69%	53,773
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	26.433703	34.193355	29.36%	158,449
2018	34.880887	26.433703	-24.22%	183,335
2017	23.315486	34.880887	49.60%	217,164
2016	23.514380	23.315486	-0.85%	210,911
2015	27.602110	23.514380	-14.81%	235,205
2014	27.982909	27.602110	-1.36%	269,170
2013	25.219801	27.982909	10.96%	327,820
2012	19.615273	25.219801	28.57%	394,322
2011	26.666572	19.615273	-26.44%	248,340
2010	21.225267	26.666572	25.64%	301,802
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.421436	5.989938	10.49%	293,120
2018	7.647271	5.421436	-29.11%	233,758
2017	7.875679	7.647271	-2.90%	276,716
2016	5.544135	7.875679	42.05%	315,865
2015	8.433083	5.544135	-34.26%	229,217
2014	10.556304	8.433083	-20.11%	187,496
2013	9.662724	10.556304	9.25%	139,302
2012*	10.000000	9.662724	-3.37%	133,325
82

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	16.780265	18.593539	10.81%	106,372
2018	23.621765	16.780265	-28.96%	125,200
2017	24.259671	23.621765	-2.63%	145,733
2016	17.042440	24.259671	42.35%	165,637
2015	25.853116	17.042440	-34.08%	191,191
2014	32.264957	25.853116	-19.87%	228,399
2013	29.470040	32.264957	9.48%	281,401
2012	28.778858	29.470040	2.40%	366,622
2011	34.775189	28.778858	-17.24%	181,369
2010	27.166286	34.775189	28.01%	211,609
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.820091	8.20%	2,431
83

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B - Q/NQ
2019	7.520508	8.436240	12.18%	0
2018*	10.000000	7.520508	-24.79%	0
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I - Q/NQ
2019	15.883635	18.910150	19.05%	0
2018	17.760521	15.883635	-10.57%	0
2017	15.344817	17.760521	15.74%	0
2016	14.075918	15.344817	9.01%	0
2015	15.527626	14.075918	-9.35%	0
2014	14.369432	15.527626	8.06%	0
2013	11.014383	14.369432	30.46%	0
2012	9.994697	11.014383	10.20%	0
2011	10.090784	9.994697	-0.95%	0
2010	9.203402	10.090784	9.64%	0
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares - Q/NQ
2019	21.094448	24.761935	17.39%	0
2018	24.133496	21.094448	-12.59%	0
2017	22.350744	24.133496	7.98%	0
2016	18.505912	22.350744	20.78%	0
2015	19.726635	18.505912	-6.19%	0
2014	19.537325	19.726635	0.97%	0
2013	14.454845	19.537325	35.16%	0
2012	13.003607	14.454845	11.16%	0
2011	13.461571	13.003607	-3.40%	0
2010	11.137967	13.461571	20.86%	0
BNY Mellon Stock Index Fund, Inc.: Initial Shares - Q/NQ
2019	17.602387	22.087581	25.48%	0
2018	19.221652	17.602387	-8.42%	0
2017	16.463316	19.221652	16.75%	0
2016	15.342204	16.463316	7.31%	0
2015	15.798273	15.342204	-2.89%	0
2014	14.501171	15.798273	8.94%	0
2013	11.434814	14.501171	26.82%	0
2012	10.287144	11.434814	11.16%	0
2011	10.511927	10.287144	-2.14%	0
2010	9.529754	10.511927	10.31%	0
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares - Q/NQ
2019	15.578377	20.104371	29.05%	0
2018	16.969886	15.578377	-8.20%	0
2017	15.316863	16.969886	10.79%	0
2016	14.446331	15.316863	6.03%	0
2015	15.536882	14.446331	-7.02%	0
2014	14.257740	15.536882	8.97%	0
2013	11.048999	14.257740	29.04%	0
2012	10.274149	11.048999	7.54%	0
2011	10.600241	10.274149	-3.08%	0
2010	9.611719	10.600241	10.28%	0
84

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	15.683954	20.457792	30.44%	0
2018	17.534400	15.683954	-10.55%	0
2017	14.334858	17.534400	22.32%	0
2016	13.829545	14.334858	3.65%	0
2015	14.762771	13.829545	-6.32%	0
2014	14.219285	14.762771	3.82%	0
2013	12.224063	14.219285	16.32%	0
2012	11.525735	12.224063	6.06%	0
2011	11.006634	11.525735	4.72%	0
2010	9.936763	11.006634	10.77%	0
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 - Q/NQ
2019	9.241722	10.343454	11.92%	0
2018	10.024817	9.241722	-7.81%	0
2017*	10.000000	10.024817	0.25%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	9.524501	10.012283	5.12%	0
2018	9.977557	9.524501	-4.54%	0
2017	9.983800	9.977557	-0.06%	0
2016	10.010395	9.983800	-0.27%	0
2015	10.447530	10.010395	-4.18%	0
2014	10.479662	10.447530	-0.31%	0
2013	10.798887	10.479662	-2.96%	0
2012	10.247808	10.798887	5.38%	0
2011	10.431016	10.247808	-1.76%	0
2010	10.008685	10.431016	4.22%	0
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 - Q/NQ
2019	8.096085	10.046554	24.09%	0
2018*	10.000000	8.096085	-19.04%	0
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 - Q/NQ
2019*	10.000000	10.812016	8.12%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	14.300529	17.489079	22.30%	0
2018	16.257986	14.300529	-12.04%	0
2017	15.003325	16.257986	8.36%	0
2016	13.246884	15.003325	13.26%	0
2015	14.379721	13.246884	-7.88%	0
2014	13.779611	14.379721	4.36%	0
2013	11.206719	13.779611	22.96%	0
2012	9.957193	11.206719	12.55%	0
2011	10.277613	9.957193	-3.12%	0
2010	9.297136	10.277613	10.55%	0
85

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	18.411744	23.730077	28.89%	0
2018	19.226444	18.411744	-4.24%	0
2017	14.825015	19.226444	29.69%	0
2016	15.323654	14.825015	-3.25%	0
2015	14.902782	15.323654	2.82%	0
2014	13.954390	14.902782	6.80%	0
2013	10.666279	13.954390	30.83%	0
2012	9.695581	10.666279	10.01%	0
2011	10.079227	9.695581	-3.81%	0
2010	8.458438	10.079227	19.16%	0
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class - Q/NQ
2019	12.909521	14.249804	10.38%	0
2018	13.945571	12.909521	-7.43%	0
2017	13.558635	13.945571	2.85%	0
2016	12.340795	13.558635	9.87%	0
2015	13.349819	12.340795	-7.56%	0
2014	13.751066	13.349819	-2.92%	0
2013	13.522222	13.751066	1.69%	0
2012	12.329344	13.522222	9.68%	0
2011	12.350183	12.329344	-0.17%	0
2010	11.299791	12.350183	9.30%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	11.991362	14.705246	22.63%	0
2018	14.671530	11.991362	-18.27%	0
2017	11.738930	14.671530	24.98%	0
2016	12.880073	11.738930	-8.86%	0
2015	12.957627	12.880073	-0.60%	0
2014	14.689536	12.957627	-11.79%	0
2013	11.729960	14.689536	25.23%	0
2012	10.132087	11.729960	15.77%	0
2011	12.744035	10.132087	-20.50%	0
2010	11.741929	12.744035	8.53%	0
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class - Q/NQ
2019	14.125139	18.219873	28.99%	0
2018	17.793582	14.125139	-20.62%	0
2017	15.537933	17.793582	14.52%	0
2016	14.774738	15.537933	5.17%	0
2015	15.867208	14.774738	-6.89%	0
2014	15.483587	15.867208	2.48%	0
2013	12.357635	15.483587	25.30%	0
2012	10.123393	12.357635	22.07%	0
2011	11.562186	10.123393	-12.44%	0
2010	9.518918	11.562186	21.47%	0
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares - Q/NQ
2019	9.236124	9.653953	4.52%	0
2018*	10.000000	9.236124	-7.64%	0
86

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I - Q/NQ
2019	15.759267	21.095269	33.86%	0
2018	17.474343	15.759267	-9.81%	0
2017	14.123933	17.474343	23.72%	0
2016	14.367786	14.123933	-1.70%	0
2015	14.031705	14.367786	2.40%	0
2014	13.810082	14.031705	1.60%	0
2013	10.573027	13.810082	30.62%	0
2012	9.453974	10.573027	11.84%	0
2011	9.735270	9.453974	-2.89%	0
2010	7.951298	9.735270	22.44%	0
Invesco Oppenheimer V.I. Global Fund: Series I - Q/NQ
2019	18.346632	23.223729	26.58%	0
2018	22.006579	18.346632	-16.63%	0
2017	16.762316	22.006579	31.29%	0
2016	17.435511	16.762316	-3.86%	0
2015	17.463841	17.435511	-0.16%	0
2014	17.774682	17.463841	-1.75%	0
2013	14.535896	17.774682	22.28%	0
2012	12.480893	14.535896	16.47%	0
2011	14.168021	12.480893	-11.91%	0
2010	12.719412	14.168021	11.39%	0
Invesco Oppenheimer V.I. Main Street Fund: Series I - Q/NQ
2019	15.961892	20.250108	26.87%	0
2018	18.045460	15.961892	-11.55%	0
2017	16.068072	18.045460	12.31%	0
2016	14.985926	16.068072	7.22%	0
2015	15.099667	14.985926	-0.75%	0
2014	14.200647	15.099667	6.33%	0
2013	11.219411	14.200647	26.57%	0
2012	9.995396	11.219411	12.25%	0
2011	10.407108	9.995396	-3.96%	0
2010	9.331567	10.407108	11.53%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	14.430151	15.411628	6.80%	0
2018	15.351608	14.430151	-6.00%	0
2017	14.980554	15.351608	2.48%	0
2016	13.422058	14.980554	11.61%	0
2015	14.946449	13.422058	-10.20%	0
2014	15.270217	14.946449	-2.12%	0
87

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares - Q/NQ
2019	24.562846	32.287228	31.45%	0
2018	25.146791	24.562846	-2.32%	0
2017	20.136977	25.146791	24.88%	0
2016	20.563378	20.136977	-2.07%	0
2015	19.125841	20.563378	7.52%	0
2014	18.357857	19.125841	4.18%	0
2013	14.602344	18.357857	25.72%	0
2012	12.275312	14.602344	18.96%	0
2011	13.732467	12.275312	-10.61%	0
2010	13.426857	13.732467	2.28%	0
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares - Q/NQ
2019	26.795311	37.272764	39.10%	0
2018	27.652501	26.795311	-3.10%	0
2017	19.863649	27.652501	39.21%	0
2016	18.162191	19.863649	9.37%	0
2015	18.069668	18.162191	0.51%	0
2014	17.204443	18.069668	5.03%	0
2013	13.229414	17.204443	30.05%	0
2012	11.560870	13.229414	14.43%	0
2011	13.176294	11.560870	-12.26%	0
2010	11.027225	13.176294	19.49%	0
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares - Q/NQ
2019	13.989959	17.026167	21.70%	0
2018	17.167648	13.989959	-18.51%	0
2017	13.662444	17.167648	25.66%	0
2016	15.245526	13.662444	-10.38%	0
2015	17.405573	15.245526	-12.41%	0
2014	20.616946	17.405573	-15.58%	0
2013	18.782169	20.616946	9.77%	0
2012	17.279166	18.782169	8.70%	0
2011	26.587388	17.279166	-35.01%	0
2010	22.140293	26.587388	20.09%	0
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 - Q/NQ
2019	18.219571	22.183258	21.76%	0
2018	21.520775	18.219571	-15.34%	0
2017	19.692344	21.520775	9.28%	0
2016	17.873206	19.692344	10.18%	0
2015	19.115953	17.873206	-6.50%	0
2014	17.289935	19.115953	10.56%	0
2013	13.605735	17.289935	27.08%	0
2012	11.768476	13.605735	15.61%	0
2011	11.992306	11.768476	-1.87%	0
2010	10.113020	11.992306	18.58%	0
MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class - Q/NQ
2019*	10.000000	10.662207	6.62%	0
88

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	14.209191	17.149221	20.69%	0
2018	16.391172	14.209191	-13.31%	0
2017	13.454527	16.391172	21.83%	0
2016	13.488039	13.454527	-0.25%	0
2015	13.207899	13.488039	2.12%	0
2014	13.597061	13.207899	-2.86%	0
2013	11.090863	13.597061	22.60%	0
2012	9.961063	11.090863	11.34%	0
2011	10.557617	9.961063	-5.65%	0
2010*	10.000000	10.557617	5.58%	0
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I - Q/NQ
2019	13.458604	14.769484	9.74%	0
2018	15.061437	13.458604	-10.64%	0
2017	14.291252	15.061437	5.39%	0
2016	13.456879	14.291252	6.20%	0
2015	14.168527	13.456879	-5.02%	0
2014	14.331728	14.168527	-1.14%	0
2013	16.352167	14.331728	-12.36%	0
2012	14.433691	16.352167	13.29%	0
2011	14.038333	14.433691	2.82%	0
2010	13.317584	14.038333	5.41%	0
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I - Q/NQ
2019	10.075740	10.565147	4.86%	0
2018	10.744429	10.075740	-6.22%	0
2017	10.518991	10.744429	2.14%	0
2016	10.078802	10.518991	4.37%	0
2015	10.805686	10.078802	-6.73%	0
2014	10.829488	10.805686	-0.22%	0
2013	11.403119	10.829488	-5.03%	0
2012	10.577465	11.403119	7.81%	0
2011	10.432475	10.577465	1.39%	0
2010	9.821503	10.432475	6.22%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	16.054716	19.632327	22.28%	0
2018	18.027035	16.054716	-10.94%	0
2017	15.903859	18.027035	13.35%	0
2016	14.043972	15.903859	13.24%	0
2015	15.604676	14.043972	-10.00%	0
2014	14.882030	15.604676	4.86%	0
2013	11.422592	14.882030	30.29%	0
2012	10.039632	11.422592	13.78%	0
2011	10.700558	10.039632	-6.18%	0
2010	9.622525	10.700558	11.20%	0
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II - Q/NQ
2019	9.912722	10.148255	2.38%	0
2018*	10.000000	9.912722	-0.87%	0
89

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	13.075503	14.410459	10.21%	0
2018	14.037280	13.075503	-6.85%	0
2017	13.687956	14.037280	2.55%	0
2016	12.482147	13.687956	9.66%	0
2015	13.343531	12.482147	-6.46%	0
2014	13.546804	13.343531	-1.50%	0
2013	13.172276	13.546804	2.84%	0
2012	11.972471	13.172276	10.02%	0
2011	12.005264	11.972471	-0.27%	0
2010	11.045774	12.005264	8.69%	0
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I - Q/NQ
2019	12.621985	15.526776	23.01%	0
2018	13.802009	12.621985	-8.55%	0
2017	11.507514	13.802009	19.94%	0
2016	10.544990	11.507514	9.13%	0
2015	11.098534	10.544990	-4.99%	0
2014	10.839645	11.098534	2.39%	0
2013	7.846656	10.839645	38.14%	0
2012	6.986436	7.846656	12.31%	0
2011	8.229496	6.986436	-15.10%	0
2010	7.411026	8.229496	11.04%	0
Nationwide Variable Insurance Trust - NVIT AllianzGI International Growth Fund: Class I - Q/NQ
2019	8.299572	10.614471	27.89%	0
2018	10.345792	8.299572	-19.78%	0
2017	8.562874	10.345792	20.82%	0
2016	9.107301	8.562874	-5.98%	0
2015	9.528781	9.107301	-4.42%	0
2014*	10.000000	9.528781	-4.71%	0
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I - Q/NQ
2019	16.295351	20.238825	24.20%	0
2018	16.970029	16.295351	-3.98%	0
2017	14.657361	16.970029	15.78%	0
2016	13.698212	14.657361	7.00%	0
2015	14.129421	13.698212	-3.05%	0
2014	13.117037	14.129421	7.72%	0
2013	10.416446	13.117037	25.93%	0
2012	9.496017	10.416446	9.69%	0
2011	9.833719	9.496017	-3.43%	0
2010	9.024083	9.833719	8.97%	0
90

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	9.697544	10.147567	4.64%	0
2018	10.141108	9.697544	-4.37%	0
2017	10.112320	10.141108	0.28%	0
2016	9.992765	10.112320	1.20%	0
2015	10.479227	9.992765	-4.64%	0
2014	10.385156	10.479227	0.91%	0
2013	11.023005	10.385156	-5.79%	0
2012	10.651550	11.023005	3.49%	0
2011	10.402275	10.651550	2.40%	0
2010	10.116136	10.402275	2.83%	0
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I - Q/NQ
2019	15.171466	17.915930	18.09%	0
2018	19.131735	15.171466	-20.70%	0
2017	14.074110	19.131735	35.94%	0
2016	13.601494	14.074110	3.47%	0
2015	16.858033	13.601494	-19.32%	0
2014	18.574496	16.858033	-9.24%	0
2013	19.195388	18.574496	-3.23%	0
2012	17.050858	19.195388	12.58%	0
2011	22.868184	17.050858	-25.44%	0
2010	20.492572	22.868184	11.59%	0
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	8.381306	8.555056	2.07%	0
2018	8.732115	8.381306	-4.02%	0
2017	8.904606	8.732115	-1.94%	0
2016	9.201527	8.904606	-3.23%	0
2015	9.590408	9.201527	-4.05%	0
2014	9.548510	9.590408	0.44%	0
2013	10.361488	9.548510	-7.85%	0
2012	10.468685	10.361488	-1.02%	0
2011	10.160733	10.468685	3.03%	0
2010	10.095776	10.160733	0.64%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	6.382614	6.239710	-2.24%	0
2018	6.555395	6.382614	-2.64%	0
2017	6.795597	6.555395	-3.53%	0
2016	7.073746	6.795597	-3.93%	0
2015	7.364645	7.073746	-3.95%	0
2014	7.667510	7.364645	-3.95%	0
2013	7.982823	7.667510	-3.95%	0
2012	8.312022	7.982823	-3.96%	0
2011	8.652885	8.312022	-3.94%	0
2010	9.008717	8.652885	-3.95%	0
91

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I - Q/NQ
2019	16.057181	18.372021	14.42%	0
2018	19.564819	16.057181	-17.93%	0
2017	15.979653	19.564819	22.44%	0
2016	16.491650	15.979653	-3.10%	0
2015	17.711608	16.491650	-6.89%	0
2014	18.523216	17.711608	-4.38%	0
2013	16.366128	18.523216	13.18%	0
2012	14.739990	16.366128	11.03%	0
2011	17.005956	14.739990	-13.32%	0
2010	15.627501	17.005956	8.82%	0
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II - Q/NQ
2019	12.291319	13.900848	13.09%	0
2018	13.570607	12.291319	-9.43%	0
2017	12.509820	13.570607	8.48%	0
2016	12.154569	12.509820	2.92%	0
2015	12.696967	12.154569	-4.27%	0
2014	12.567957	12.696967	1.03%	0
2013	11.219184	12.567957	12.02%	0
2012	10.541874	11.219184	6.42%	0
2011	10.978885	10.541874	-3.98%	0
2010	10.305393	10.978885	6.54%	0
Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II - Q/NQ
2019*	10.000000	10.284796	2.85%	0
Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II - Q/NQ
2019*	10.000000	10.580151	5.80%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	13.918464	17.450248	25.37%	0
2018	14.954476	13.918464	-6.93%	0
2017	11.956035	14.954476	25.08%	0
2016	12.179598	11.956035	-1.84%	0
2015	12.259471	12.179598	-0.65%	0
2014	11.557488	12.259471	6.07%	0
2013	8.930070	11.557488	29.42%	0
2012	7.991174	8.930070	11.75%	0
2011	8.568119	7.991174	-6.73%	0
2010	7.722382	8.568119	10.95%	0
92

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I - Q/NQ
2019	22.739139	30.057022	32.18%	0
2018	23.985152	22.739139	-5.19%	0
2017	19.611576	23.985152	22.30%	0
2016	19.700176	19.611576	-0.45%	0
2015	19.516349	19.700176	0.94%	0
2014	18.675544	19.516349	4.50%	0
2013	14.222860	18.675544	31.31%	0
2012	12.477531	14.222860	13.99%	0
2011	13.286387	12.477531	-6.09%	0
2010	12.713632	13.286387	4.51%	0
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Equity Income: Class I - Q/NQ
2019	18.884870	23.028344	21.94%	0
2018	21.694348	18.884870	-12.95%	0
2017	20.780904	21.694348	4.40%	0
2016	17.961785	20.780904	15.70%	0
2015	19.535908	17.961785	-8.06%	0
2014	17.980428	19.535908	8.65%	0
2013	14.192212	17.980428	26.69%	0
2012	12.887576	14.192212	10.12%	0
2011	13.330305	12.887576	-3.32%	0
2010	12.231233	13.330305	8.99%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	20.169249	24.342007	20.69%	0
2018	23.702223	20.169249	-14.91%	0
2017	21.311099	23.702223	11.22%	0
2016	18.442798	21.311099	15.55%	0
2015	19.700597	18.442798	-6.38%	0
2014	18.744971	19.700597	5.10%	0
2013	14.667889	18.744971	27.80%	0
2012	13.000839	14.667889	12.82%	0
2011	13.887868	13.000839	-6.39%	0
2010	11.456517	13.887868	21.22%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I - Q/NQ
2019	14.050081	16.923334	20.45%	0
2018	16.548673	14.050081	-15.10%	0
2017	15.040500	16.548673	10.03%	0
2016	13.456987	15.040500	11.77%	0
2015	14.466437	13.456987	-6.98%	0
2014	13.627946	14.466437	6.15%	0
2013	10.475575	13.627946	30.09%	0
2012	9.258432	10.475575	13.15%	0
2011	10.235274	9.258432	-9.54%	0
2010*	10.000000	10.235274	2.35%	0
93

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II - Q/NQ
2019	13.978808	16.628485	18.95%	0
2018	16.762500	13.978808	-16.61%	0
2017	15.328373	16.762500	9.36%	0
2016	13.569424	15.328373	12.96%	0
2015	14.547368	13.569424	-6.72%	0
2014	12.942648	14.547368	12.40%	0
2013	9.931302	12.942648	30.32%	0
2012	8.887884	9.931302	11.74%	0
2011	9.472592	8.887884	-6.17%	0
2010	8.243412	9.472592	14.91%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I - Q/NQ
2019	14.435526	18.817127	30.35%	0
2018	16.329571	14.435526	-11.60%	0
2017	13.607232	16.329571	20.01%	0
2016	13.079043	13.607232	4.04%	0
2015	13.514816	13.079043	-3.22%	0
2014	13.685904	13.514816	-1.25%	0
2013	9.874664	13.685904	38.60%	0
2012	9.063740	9.874664	8.95%	0
2011	9.497341	9.063740	-4.57%	0
2010	7.881728	9.497341	20.50%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	16.498985	18.858428	14.30%	0
2018	20.689483	16.498985	-20.25%	0
2017	19.747951	20.689483	4.77%	0
2016	16.324203	19.747951	20.97%	0
2015	18.084926	16.324203	-9.74%	0
2014	17.593249	18.084926	2.79%	0
2013	13.045613	17.593249	34.86%	0
2012	11.277505	13.045613	15.68%	0
2011	12.367596	11.277505	-8.81%	0
2010	10.169965	12.367596	21.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	17.812214	21.496806	20.69%	0
2018	21.231949	17.812214	-16.11%	0
2017	19.475619	21.231949	9.02%	0
2016	16.505451	19.475619	18.00%	0
2015	17.470050	16.505451	-5.52%	0
2014	18.041575	17.470050	-3.17%	0
2013	13.329986	18.041575	35.35%	0
2012	12.016557	13.329986	10.93%	0
2011	13.246230	12.016557	-9.28%	0
2010	11.004148	13.246230	20.37%	0
94

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I - Q/NQ
2019	13.277087	16.069388	21.03%	0
2018	14.676301	13.277087	-9.53%	0
2017	12.879830	14.676301	13.95%	0
2016	12.176683	12.879830	5.77%	0
2015	12.718664	12.176683	-4.26%	0
2014	11.972295	12.718664	6.23%	0
2013	8.982209	11.972295	33.29%	0
2012	8.387969	8.982209	7.08%	0
2011	9.019048	8.387969	-7.00%	0
2010	7.597901	9.019048	18.70%	0
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I - Q/NQ
2019	10.650971	13.371360	25.54%	0
2018	11.544526	10.650971	-7.74%	0
2017	11.284597	11.544526	2.30%	0
2016	10.942918	11.284597	3.12%	0
2015	12.037947	10.942918	-9.10%	0
2014	9.723831	12.037947	23.80%	0
2013	9.824597	9.723831	-1.03%	0
2012	8.834775	9.824597	11.20%	0
2011	8.635846	8.834775	2.30%	0
2010	6.906033	8.635846	25.05%	0
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I - Q/NQ
2019	13.246659	17.463528	31.83%	0
2018	14.809499	13.246659	-10.55%	0
2017	12.068848	14.809499	22.71%	0
2016	11.800795	12.068848	2.27%	0
2015	12.308993	11.800795	-4.13%	0
2014	12.318263	12.308993	-0.08%	0
2013	9.229886	12.318263	33.46%	0
2012	8.363811	9.229886	10.36%	0
2011	9.091660	8.363811	-8.01%	0
2010	7.463477	9.091660	21.82%	0
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I - Q/NQ
2019	16.076366	19.438488	20.91%	0
2018	17.758375	16.076366	-9.47%	0
2017	15.609529	17.758375	13.77%	0
2016	14.790920	15.609529	5.53%	0
2015	15.470938	14.790920	-4.40%	0
2014	14.592177	15.470938	6.02%	0
2013	11.040317	14.592177	32.17%	0
2012	10.358168	11.040317	6.59%	0
2011	11.126068	10.358168	-6.90%	0
2010	9.428285	11.126068	18.01%	0
95

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II - Q/NQ
2019	27.627501	34.133582	23.55%	0
2018	28.526159	27.627501	-3.15%	0
2017	23.325925	28.526159	22.29%	0
2016	27.197197	23.325925	-14.23%	0
2015	25.176087	27.197197	8.03%	0
2014	19.973970	25.176087	26.04%	0
2013	13.815781	19.973970	44.57%	0
2012	10.980979	13.815781	25.82%	0
2011	10.356002	10.980979	6.03%	0
2010*	10.000000	10.356002	3.56%	0
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class - Q/NQ
2019	20.636739	25.886469	25.44%	0
2018	28.088230	20.636739	-26.53%	0
2017	19.358835	28.088230	45.09%	0
2016	20.132033	19.358835	-3.84%	0
2015	24.370864	20.132033	-17.39%	0
2014	25.479297	24.370864	-4.35%	0
2013	23.680508	25.479297	7.60%	0
2012	18.994409	23.680508	24.67%	0
2011	26.628898	18.994409	-28.67%	0
2010	21.856129	26.628898	21.84%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.415444	4.730740	7.14%	0
2018	6.424229	4.415444	-31.27%	0
2017	6.822129	6.424229	-5.83%	0
2016	4.952010	6.822129	37.76%	0
2015	7.768390	4.952010	-36.25%	0
2014	10.028678	7.768390	-22.54%	0
2013	9.466511	10.028678	5.94%	0
2012*	10.000000	9.466511	-5.33%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	12.385608	13.308438	7.45%	0
2018	17.983921	12.385608	-31.13%	0
2017	19.044683	17.983921	-5.57%	0
2016	13.795455	19.044683	38.05%	0
2015	21.583124	13.795455	-36.08%	0
2014	27.779195	21.583124	-22.30%	0
2013	26.165427	27.779195	6.17%	0
2012	26.352123	26.165427	-0.71%	0
2011	32.836529	26.352123	-19.75%	0
2010	26.452050	32.836529	24.14%	0
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A - Q/NQ
2019*	10.000000	10.599901	6.00%	0
96

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
97

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act was enacted on December 20, 2019 and increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
98

For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
99

The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
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The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a
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distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-24 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
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(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
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If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are
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those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For those contract owners who attained the age of 70 ½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin. For contract owners who attain age 72 on or after 1/1/2020, distributions must begin no later than April 1 of the calendar year in which the contract owner turns age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period
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determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.Required Distributions Upon Death of a Contract Owner Before January 1, 2020
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
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(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the contract owner’s death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the contract owner’s death unless otherwise permitted by law and approved by Nationwide. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
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The BB&T Future Annuity
Individual Modified Single Premium Deferred Variable Annuity Contracts
Issued by
Nationwide Life Insurance Company
through its
Nationwide Variable Account-9
The date of this prospectus is May 1, 2020.
This prospectus contains basic information about the contracts that should be understood before investing. Read this prospectus carefully and keep it for future reference. The contract described in this prospectus is no longer available for purchase.
Variable annuities are complex investment products with unique benefits and advantages that may be particularly useful in meeting long-term savings and retirement needs. There are costs and charges associated with these benefits and advantages - costs and charges that are different, or do not exist at all, within other investment products. With help from financial professionals, investors are encouraged to compare and contrast the costs and benefits of the variable annuity described in this prospectus against those of other investment products, especially other variable annuity and variable life insurance products offered by Nationwide and its affiliates. Nationwide offers a wide array of such products, many with different charges, benefit features, and investment options. This process of comparison and analysis should aid in determining whether the purchase of the contract described in this prospectus is consistent with the purchaser’s investment objectives, risk tolerance, investment time horizon, marital status, tax situation, and other personal characteristics and needs.
The Statement of Additional Information (dated May 1, 2020), which contains additional information about the contracts and the Variable Account, has been filed with the SEC and is incorporated herein by reference. The table of contents for the Statement of Additional Information is on page 61. To obtain free copies of the Statement of Additional Information or to make any other service requests, contact Nationwide by one of the methods described in Contacting the Service Center.
The SEC maintains a web site (www.sec.gov) that contains the prospectus, the Statement of Additional Information, material incorporated by reference, and other information.
Variable annuities are not insured by the Federal Deposit Insurance Corporation or any other federal government agency, and are not deposits of, guaranteed by, or insured by the depository institution where offered or any of its affiliates. Variable annuity contracts involve investment risk and may lose value. These securities have not been approved or disapproved by the SEC, nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This contract contains features that apply credits to the Contract Value. The benefit of the credits may be more than offset by the additional fees that the Contract Owner will pay in connection with the credits. A contract without credits may cost less. Additionally, with respect to the Extra Value Option, the cost of electing the option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
The Sub-Accounts offered through this contract invest in the underlying mutual funds listed below. For a complete list of underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, refer to Appendix A: Underlying Mutual Fund Information. For more information on the underlying mutual funds, refer to the prospectus for the underlying mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, Contract Owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Invesco - Invesco V.I. American Franchise Fund: Series I Shares
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•	Invesco - Invesco V.I. Core Equity Fund: Series I Shares
•	Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Purchase payments not allocated to the underlying mutual funds may be allocated to the Fixed Account and/or the Guaranteed Term Options.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under the contract unless the Contract Owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify Contract Owners by mail each time a shareholder report is posted and will provide a website link to access the report. Instructions for requesting paper copies will also be included in the notice.
Contracts where the Contract Owner already elected to receive shareholder reports electronically will not be affected by this change and no action is required. To elect to receive shareholder reports and other communications from Nationwide electronically, contact the Service Center (see Contacting the Service Center).
Contract Owners may elect to receive all future shareholder reports in paper free of charge. To do so, Contract Owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the contract.
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Glossary of Special Terms
Accumulation Unit – An accounting unit of measure used to calculate the Contract Value allocated to the Variable Account before the Annuitization Date.
Annuitant – The person(s) whose length of life determines how long annuity payments are paid.
Annuitization Date – The date on which annuity payments begin.
Annuity Commencement Date – The date on which annuity payments are scheduled to begin.
Annuity Unit – An accounting unit of measure used to calculate the value of variable annuity payments.
Charitable Remainder Trust – A trust meeting the requirements of Section 664 of the Internal Revenue Code.
Co-Annuitant – The person designated by the Contract Owner to receive the benefit associated with the Spousal Protection Feature.
Contingent Annuitant – The individual who becomes the Annuitant if the Annuitant dies before the Annuitization Date.
Contract Anniversary – Each recurring one-year anniversary of the date the contract was issued.
Contract Owner(s) – The person(s) who owns all rights under the contract.
Contract Value – The value of all Accumulation Units in a contract plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account.
Contract Year – Each year the contract is in force beginning with the date the contract is issued.
Daily Net Assets – A figure that is calculated at the end of each Valuation Date and represents the sum of all the Contract Owners' interests in the Sub-Accounts after the deduction of underlying mutual fund expenses.
ERISA – The Employee Retirement Income Security Act of 1974, as amended.
Fixed Account – An investment option that is funded by Nationwide's General Account. Amounts allocated to the Fixed Account will receive periodic interest subject to a guaranteed minimum crediting rate.
General Account – All assets of Nationwide other than those of the Variable Account or in other separate accounts of Nationwide.
Guaranteed Term Options ("GTOs") – Investment options that provide a guaranteed fixed interest rate paid over specific term duration and contain a market value adjustment feature. Guaranteed Term Options are referred to as Target Term Options in some states.
Individual Retirement Account – An account that qualifies for favorable tax treatment under Section 408(a) of the Internal Revenue Code, but does not include Roth IRAs.
Individual Retirement Annuity or IRA – An annuity contract that qualifies for favorable tax treatment under Section 408(b) of the Internal Revenue Code, but does not include Roth IRAs or Simple IRAs.
Investment-Only Contract – A contract purchased by a qualified pension, profit-sharing, or stock bonus plan as defined by Section 401(a) of the Internal Revenue Code.
Nationwide – Nationwide Life Insurance Company.
Net Asset Value – The value of one share of an underlying mutual fund at the close of regular trading on the New York Stock Exchange.
Non-Qualified Contract – A contract which does not qualify for favorable tax treatment as a Qualified Plan, IRA, Roth IRA, SEP IRA, Simple IRA, or Tax Sheltered Annuity.
Qualified Plan – A retirement plan that receives favorable tax treatment under Section 401 of the Internal Revenue Code, including Investment-Only Contracts. In this prospectus, all provisions applicable to Qualified Plans also apply to Investment-Only Contracts unless specifically stated otherwise.
3

Roth IRA – An annuity contract that qualifies for favorable tax treatment under Section 408A of the Internal Revenue Code.
SEC – Securities and Exchange Commission.
SEP IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(k) of the Internal Revenue Code.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the contract. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Simple IRA – An annuity contract which qualifies for favorable tax treatment under Section 408(p) of the Internal Revenue Code.
Sub-Accounts – Divisions of the Variable Account, each of which invests in a single underlying mutual fund.
Target Term Option – Investment options that are, in all material respects, the same as Guaranteed Term Options. All references in this prospectus to Guaranteed Term Options will also mean Target Term Options (in applicable jurisdictions).
Tax Sheltered Annuity – An annuity that qualifies for favorable tax treatment under Section 403(b) of the Internal Revenue Code.
Valuation Date – Each day the New York Stock Exchange is open for business or any other day during which there is a sufficient degree of trading such that the current Net Asset Value of the underlying mutual fund shares might be materially affected. Values of the Variable Account are determined as of the close of regular trading on the New York Stock Exchange, which generally closes at 4:00 p.m. EST.
Valuation Period – The period of time commencing at the close of a Valuation Date and ending at the close of regular trading on the New York Stock Exchange for the next succeeding Valuation Date.
Variable Account – Nationwide Variable Account-9, a separate account that Nationwide established to hold Contract Owner assets allocated to variable investment options. The Variable Account is divided into Sub-Accounts, each of which invests in a separate underlying mutual fund.
4

5

Table of Contents (continued)
6

Table of Contents (continued)
7

Contract Expenses
The following tables describe the fees and expenses that a Contract Owner will pay when buying, owning, or surrendering the contract.
The first table describes the fees and expenses a Contract Owner will pay at the time the contract is purchased, surrendered, or when cash value is transferred between investment options.
Contract Owner Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7% [1]
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Some state jurisdictions require a lower CDSC schedule. Refer to your contract for state specific information.
Maximum Loan Processing Fee	$25 [2]
Maximum Premium Tax Charge (as a percentage of purchase payments)	5% [3]

The next table describes the fees and expenses that a Contract Owner will pay periodically during the life of the contract (not including underlying mutual fund fees and expenses).
Recurring Contract Expenses
Annual Loan Interest Charge	2.25% [4]
Variable Account Annual Expenses (assessed as an annualized rate of total Variable Account charges as a percentage of the Daily Net Assets)[5]
Mortality and Expense Risk Charge	0.95%
Reduced Purchase Payment Option	0.25% [6]
Total Variable Account Charges (including this option only)	1.20%
Five Year CDSC Option	0.15% [7]
Total Variable Account Charges (including this option only)	1.10%
CDSC Waiver Options (an applicant may elect one or more)
Additional Withdrawal Without Charge and Disability Waiver	0.10% [8]
Total Variable Account Charges (including this option only)	1.05%
10 Year and Disability Waiver (available for Tax Sheltered Annuities only)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Hardship Waiver (available for Tax Sheltered Annuities only)	0.15%
Total Variable Account Charges (including this option only)	1.10%
Death Benefit Options (an applicant may elect one or two)
One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[9] (available beginning January 2, 2001 or a later date if state law requires)	0.15%
Total Variable Account Charges (including this option only)	1.10%
One-Year Step Up Death Benefit Option[10] (available until state approval is received for the One-Year Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.05%
Total Variable Account Charges (including this option only)	1.00%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option[11] (available beginning January 2, 2001 or a later date if state law requires)	0.20%
Total Variable Account Charges (including this option only)	1.15%
5% Enhanced Death Benefit Option[12] (available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option)	0.10%
Total Variable Account Charges (including this option only)	1.05%
Guaranteed Minimum Income Benefit Options (no longer available effective May 1, 2003) (an applicant could elect one or both)
Guaranteed Minimum Income Benefit Option 1	0.45%
Total Variable Account Charges (including this option only)	1.40%
Guaranteed Minimum Income Benefit Option 2	0.30%
Total Variable Account Charges (including this option only)	1.25%
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Recurring Contract Expenses
Extra Value Option	0.45% [13]
Total Variable Account Charges (including this option only)	1.40%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account and the Guaranteed Term Options for the first 7 Contract Years will be assessed a fee of 0.45%.

Beneficiary Protector Option	0.40% [14]
Total Variable Account Charges (including this option only)	1.35%
In addition to the charge assessed to Variable Account allocations, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option	0.50% [15]
Total Variable Account Charges (including this option only)	1.45%
In addition to the charge assessed to Variable Account allocations, allocations made to the Guaranteed Term Options or Target Term Options will be assessed a fee of 0.50%.

The next table shows the fees and expenses that a Contract Owner would pay if he/she elected all of the optional benefits under the contract (and the most expensive of mutually exclusive optional benefits).
Summary of Maximum Contract Expenses
Mortality and Expense Risk Charge (applicable to all contracts)	0.95%
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
Additional Withdrawal Without Charge and Disability Waiver	0.10%
10 Year and Disability Waiver	0.05%
Hardship Waiver	0.15%
Greater of One-Year or 5% Enhanced Death Benefit with Long Term Care/Nursing Home Waiver and Spousal Protection Option	0.20%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Extra Value Option	0.45%
Beneficiary Protector Option	0.40%
Capital Preservation Plus Option	0.50%
Maximum Possible Total Variable Account Charges	3.95%

[1]	Each Contract Year, the Contract Owner may withdraw without a CDSC the greater of:
•	10% of all purchase payments made to the contract (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
•	any amount withdrawn to meet minimum distribution requirements under the Internal Revenue Code.
This free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year. The Internal Revenue Code may impose restrictions on surrenders from contracts issued as Tax Sheltered Annuities.
[2]	Nationwide assesses a Loan Processing Fee at the time each new loan is processed. Loans are only available for contracts issued as Tax Sheltered Annuities. Loans are not available in all states. In addition, some states may not permit Nationwide to assess a Loan Processing Fee.
[3]	Nationwide will charge between 0% and 5% of purchase payments for premium taxes levied by state or other government entities. The amount assessed to the contract will equal the amount assessed by the state or government entity.
[4]	The loan interest rate is determined, based on market conditions, at the time of loan application or issuance. The loan balance in the collateral Fixed Account is credited with interest at 2.25% less than the loan interest rate. Thus, the net loan interest charge is 2.25%.
[5]	These charges apply only to Sub-Account allocations. They do not apply to allocations made to the Fixed Account or to the Guaranteed Term Options. They are charged on a daily basis at the annualized rate noted above.
[6]	If this option is elected, Nationwide will lower an applicant's minimum initial purchase payment to $1,000 and subsequent purchase payments to $25. This option is not available to contracts issued as Investment-Only Contracts.
[7]	Range of Five Year CDSC over time:

Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5
CDSC Percentage	7%	7%	6%	4%	2%	0%
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For contracts issued in the State of New York, this option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
[8]	If this option is elected, the applicant will receive an additional 5% CDSC-free withdrawal privilege, which also includes a disability waiver. This 5% is in addition to the standard 10% CDSC-free withdrawal privilege that applies to every contract.
[9]	This option may not be elected with another death benefit option.
[10]	This option may be elected alone or along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[11]	This option may not be elected with another death benefit option.
[12]	This option may be elected alone or along with One-Year Step Up Death Benefit Option. If both options are elected, the death benefit will be the greater of the two options.
[13]	Nationwide will discontinue deducting the charge associated with the Extra Value Option seven years from the date the contract was issued. Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected the Extra Value Option.
[14]	The Beneficiary Protector Option is available for contracts with Annuitants who are age 70 or younger at the time the option is elected.
[15]	The Capital Preservation Plus Option may only be elected at the time of application. Nationwide will discontinue deducting the charges associated with the Capital Preservation Plus Option at the end of the Guaranteed Term Option/Target Term Option that corresponds to the end of the program period elected by the Contract Owner.
Underlying Mutual Fund Annual Expenses
The next table provides the minimum and maximum total operating expenses, as of December 31, 2019, charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.40%	1.81%
The minimum and maximum underlying mutual fund operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some underlying mutual funds. Therefore, actual expenses could be lower. Refer to the underlying mutual fund prospectuses for specific expense information.
Example
This Example is intended to help Contract Owners compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, contract fees, Variable Account annual expenses, and underlying mutual fund fees and expenses. The Example does not reflect premium taxes which, if reflected, would result in higher expenses.
The Example assumes:
•	a $10,000 investment in the contract for the time periods indicated;
•	a 5% return each year;
•	the maximum and the minimum fees and expenses of any of the underlying mutual funds;
•	the seven year CDSC schedule; and
•	the total Variable Account charges associated with the most expensive combination of optional benefits (3.95%).
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For those contracts that do not elect the most expensive combination of optional benefits, the expenses would be lower.
	If you surrender your contract at the end of the applicable time period				If you annuitize your contract at the end of the applicable time period				If you do not surrender your contract
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Total Underlying Mutual Fund Operating Expenses (1.81%)	$1,305	$2,295	$3,261	$5,771	*	$1,795	$2,961	$5,771	$605	$1,795	$2,961	$5,771
Minimum Total Underlying Mutual Fund Operating Expenses (0.40%)	$1,157	$1,876	$2,604	$4,657	*	$1,376	$2,304	$4,657	$457	$1,376	$2,304	$4,657
*	The contracts sold under this prospectus do not permit annuitization during the first two Contract Years.
Synopsis of the Contracts
The annuity described in this prospectus is intended to provide benefits to a single or joint owner and his/her beneficiaries. The contracts described in this prospectus are Individual Modified Single Premium Deferred Variable Annuity Contracts.
The contracts may be issued as either individual or group contracts. In those states where contracts are issued as group contracts, references throughout this prospectus to "contract(s)" will also mean "certificate(s)" and "Contract Owner" will mean "participant" unless the plan permits or requires the Contract Owner to exercise contract rights under the terms of the plan.
The contracts can be categorized as:
•	Charitable Remainder Trusts
•	Individual Retirement Annuities ("IRAs") with contributions rolled over or transferred from certain tax-qualified plans*
•	Investment-Only Contracts (Qualified Plans)
•	Non-Qualified Contracts
•	Roth IRAs
•	Simplified Employee Pension IRAs ("SEP IRAs")
•	Simple IRAs
•	Tax Sheltered Annuities with contributions rolled over or transferred from certain Tax Sheltered Annuities*
Nationwde no longer issues the contract as a Tax Sheltered Annuity, except to participants in ERISA and ORP plans that have purchased a Nationwide individual annuity contract before September 25, 2007.
*	Contributions are not required to be rolled over or transferred if the Contract Owner elects the Reduced Purchase Payment Option.
For more detailed information about the differences in contract types, see Appendix C: Contract Types and Tax Information.
The contracts described in this prospectus are no longer available for purchase.
Surrenders/Withdrawals
Contract Owners may generally withdraw some or all of their Contract Value at any time prior to annuitization by notifying the Service Center in writing (see Surrender/Withdrawal Prior to Annuitization). After the Annuitization Date, withdrawals are not permitted (see Surrender/Withdrawal After Annuitization).
Minimum Initial and Subsequent Purchase Payments
All purchase payments must be paid in the currency of the United States of America. The minimum initial purchase payment is $15,000.The minimum subsequent purchase payment is $1,000.
If the Contract Owner elects the Reduced Purchase Payment Option, minimum initial and subsequent purchase payment requirements will be reduced accordingly.
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Some states have different minimum initial and subsequent purchase payment amounts, and subsequent purchase payments may not be permitted in all states. Contact the Service Center for information on initial and subsequent purchase payment requirements in a particular state.
Extra Value Option credits may not be used to meet minimum purchase payment requirements.
Nationwide reserves the right to refuse any purchase payment that would result in the cumulative total for all contracts issued by Nationwide or its affiliates or subsidiaries on the life of any one Annuitant or owned by any one Contract Owner to exceed $1,000,000. Its decision as to whether or not to accept a purchase payment in excess of that amount will be based on one or more factors, including, but not limited to: age, spouse age (if applicable), Annuitant age, state of issue, total purchase payments, optional benefits elected, current market conditions, and current hedging costs. All such decisions will be based on internally established actuarial guidelines and will be applied in a non-discriminatory manner. In the event that Nationwide does not accept a purchase payment under these guidelines, the purchase payment will be immediately returned in its entirety in the same manner as it was received. If Nationwide accepts the purchase payment, it will be applied to the contract immediately and will receive the next calculated Accumulation Unit value. Any references in this prospectus to purchase payment amounts in excess of $1,000,000 are assumed to have been approved by Nationwide.
Nationwide prohibits subsequent purchase payments made after death of the Contract Owner(s), the Annuitant, or Co-Annuitant. If upon notification of death of the Contract Owner(s), the Annuitant, or Co-Annuitant, it is determined that death occurred prior to a subsequent purchase payment being made, Nationwide reserves the right to return the purchase payment.
Dollar Limit Restrictions
Certain features of the contract have additional purchase payment and/or Contract Value limitations associated with them:
Guaranteed Term Options. The minimum amount that may be allocated to a Guaranteed Term Option is $1,000.
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
Nationwide does not deduct a sales charge from purchase payments upon deposit into the contract. However, Nationwide may deduct a Contingent Deferred Sales Charge ("CDSC") if any amount is withdrawn from the contract. This CDSC reimburses Nationwide for sales expenses. The amount of the CDSC will not exceed 7% of purchase payments withdrawn.
There are several CDSC options that a Contract Owner can elect at the time of application to replace the standard CDSC schedule. Each CDSC option has different characteristics and costs. They are as follows:
CDSC Option	Contract Type	Annual Charge (as a percentage of the Daily Net Assets)
Five Year CDSC Option	All	0.15%
Additional Withdrawal Without Charge and Disability Waiver	All	0.10%
10 Year and Disability Waiver	Tax Sheltered Annuities	0.05%
Hardship Waiver	Tax Sheltered Annuities	0.15%
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
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Reduced Purchase Payment Option
A Reduced Purchase Payment Option is available at the time of application. If an applicant elects this option, Nationwide will reduce the minimum initial purchase payment requirement to $1,000 and subsequent purchase payment requirement to $25. In return for this reduction, Nationwide will deduct an additional charge at an annualized rate of 0.25% of the Daily Net Assets. This option is not available for contracts issued as Investment-Only Contracts.
Death Benefit Options
The contract contains a standard death benefit (the greatest of (i) Contract Value, (ii) net purchase payments, or (iii) Contract Value as of the most recent five-year Contract Anniversary before the Annuitant's 86th birthday) at no additional charge. Optional death benefits are also available for an additional charge, which may provide a greater death benefit than the standard death benefit.
In lieu of the standard death benefit, an applicant may elect one of the following death benefit options at the time of application:
•	The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.15% of the Daily Net Assets.
•	The One-Year Step Up Death Benefit Option is available at the time of application. The charge for this option is equal to 0.05% of the Daily Net Assets. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
•	The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option is available at the time of application. The charge for this option is equal to 0.20% of the Daily Net Assets.
•	The 5% Enhanced Death Benefit Option is available at the time of application. The charge for this option is equal to 0.10% of the Daily Net Assets. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option.
The One-Year Step Up Death Benefit Option may be elected along with the 5% Enhanced Death Benefit Option. If both options are elected, the death benefit will be the greater of the two benefits.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, two Guaranteed Minimum Income Benefit Options were available at the time of application. If the applicant elected one or both of the Guaranteed Minimum Income Benefit Options, Nationwide will deduct an additional charge at an annualized rate of 0.45% and/or 0.30% of the Daily Net Assets, depending on the option chosen.
Extra Value Option
An Extra Value Option is available under the contract at the time of application. If the applicant elects the Extra Value Option, Nationwide will apply a credit of 3% of the purchase payment(s) made during the first 12 months the contract is in force. In exchange, Nationwide will deduct an additional charge at an annualized rate of 0.45% of the Daily Net Assets. Nationwide will discontinue deducting this charge seven years from the date the contract was issued.
Additionally, allocations made to the Fixed Account and to the Guaranteed Term Options for the first seven Contract Years will be assessed a fee of 0.45%.
Beneficiary Protector Option
An applicant may elect the Beneficiary Protector Option at the time of application. This option provides that upon the death of the Annuitant, and in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). This benefit would be advantageous if the Contract Owner anticipates the assessment of taxes in connection with payment of the death benefit proceeds. This option is only available for contracts with Annuitants age 70
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or younger at the time of application. If the applicant elects the Beneficiary Protector Option, Nationwide will deduct an additional charge at an annualized rate of 0.40% of the Daily Net Assets. Additionally, allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a fee of 0.40%.
Capital Preservation Plus Option
An applicant may elect the Capital Preservation Plus Option at the time of application. If the applicant elects the Capital Preservation Plus Option, Nationwide will deduct an additional charge at an annualized rate of 0.50% of the Daily Net Assets. Additionally, allocations made to the Guaranteed Term Options will be assessed a fee of 0.50%.
Charges for Optional Benefits
Generally, the charges associated with optional benefits are only assessed prior to annuitization. However, certain optional benefits will assess the charge for a specified duration, even if the contract is annuitized:
•	The charge for the Extra Value Option will be assessed for seven years from the date the contract was issued.
Underlying Mutual Fund Annual Expenses
The underlying mutual funds charge fees and expenses that are deducted from underlying mutual fund assets. These fees and expenses are in addition to the fees and expenses assessed by the contract. The prospectus for each underlying mutual fund provides information regarding the fees and expenses applicable to the fund.
Annuity Payments
On the Annuitization Date, annuity payments begin (see Annuitizing the Contract). Annuity payments will be based on the annuity payment option chosen prior to annuitization. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Taxation
How distributions from an annuity contract are taxed depends on the type of contract issued and the purpose for which the contract is purchased. Generally, distributions from an annuity contract, including the payment of death benefits, are taxable to the extent the cash value exceeds the investment in the contract (see Appendix C: Contract Types and Tax Information). Nationwide will charge against the contract any premium taxes levied by any governmental authority. Premium tax rates currently range from 0% to 5% (see Premium Taxes and Appendix C: Contract Types and Tax Information).
Death Benefit
An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Cancellation of the Contract
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. The length of this time period depends on state law and may vary depending on whether the purchase is a replacement of another annuity contract. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date (see Right to Examine and Cancel and Contacting the Service Center).
If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of purchase payment(s) applied during the free look period, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any Extra Value Option credits, withdrawals from the contract, and applicable federal and state income tax withholding (see Right to Examine and Cancel).
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Condensed Financial Information
The value of an Accumulation Unit is determined on the basis of changes in the per share value of the underlying mutual funds and the assessment of Variable Account charges which may vary from contract to contract (see Determining the Contract Value).Refer to Appendix B: Condensed Financial Information for information regarding the minimum and maximum class of Accumulation Unit values. All classes of Accumulation Unit values may be obtained free of charge by contacting the Service Center.
Financial Statements
Financial statements for the Variable Account and financial statements and schedules of Nationwide are located in the Statement of Additional Information. A current Statement of Additional Information may be obtained, without charge, by contacting the Service Center.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
Nationwide intends to rely on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 ("1934 Act"). In reliance on the exemption provided by Rule 12h-7, Nationwide does not intend to file periodic reports as required under the 1934 Act.
Nationwide Investment Services Corporation
The contracts are distributed by the general distributor, Nationwide Investment Services Corporation ("NISC"), One Nationwide Plaza, Columbus, Ohio 43215. NISC is a wholly-owned subsidiary of Nationwide.
Investing in the Contract
The Variable Account and Underlying Mutual Funds
Nationwide Variable Account-9 is a variable account that invests in the underlying mutual funds listed in Appendix A: Underlying Mutual Fund Information. Nationwide established the Variable Account on May 22, 1997 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 ("1940 Act"), the SEC does not supervise the management of Nationwide or the Variable Account.
Income, gains, and losses credited to or charged against the Variable Account reflect the Variable Account’s own investment experience and not the investment experience of Nationwide’s other assets. The Variable Account’s assets are held separately from Nationwide’s assets and are not chargeable with liabilities incurred in any other business of Nationwide. Nationwide is obligated to pay all amounts promised to Contract Owners under the contracts.
The Variable Account is divided into Sub-Accounts, each of which invests in shares of a single underlying mutual fund. Nationwide uses the assets of each Sub-Account to buy shares of the underlying mutual funds based on Contract Owner instructions.
Contract Owners receive underlying mutual fund prospectuses when they make their initial Sub-Account allocations and any time they change those allocations. Contract Owners can obtain prospectuses for underlying mutual funds free of charge at any time by contacting the Service Center. Contract Owners should read these prospectuses carefully before investing.
Underlying mutual funds in the Variable Account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
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The investment advisers of the underlying mutual funds may manage publicly available mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT the same as any publicly available mutual fund. Contract Owners should not compare the performance of a publicly available fund with the performance of underlying mutual funds participating in the Variable Account. The performance of the underlying mutual funds could differ substantially from that of any publicly available funds.
The particular underlying mutual funds available under the contract may change from time to time. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. Contract Owners will receive notice of any such changes that affect their contract. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the Variable Account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Voting Rights
Contract Owners are not shareholders of the underlying mutual funds in which the Sub-Accounts invest; however, Contract Owners with assets allocated to Sub-Accounts are entitled to certain voting rights. Nationwide will vote underlying mutual fund shares at special shareholder meetings based on Contract Owner instructions. However, if the law changes and Nationwide is allowed to vote in its own right, it may elect to do so.
Contract Owners with voting interests in an underlying mutual fund will be notified of issues requiring shareholder vote as soon as possible before the shareholder meeting. Notification will contain proxy materials and a form with which to give Nationwide voting instructions. Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of Contract Owners vote, each vote has a greater impact on, and may control, the outcome.
The number of shares which a Contract Owner may vote is determined by dividing the cash value of the amount they have allocated to an underlying mutual fund by the Net Asset Value of that underlying mutual fund. Nationwide will designate a date for this determination not more than 90 days before the shareholder meeting.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the Variable Account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the Contract Owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying mutual fund(s) involved in the conflict.
Substitution of Securities
Nationwide may substitute shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state or federal regulatory authorities. All affected Contract Owners will be notified in the event there is a substitution, elimination, or combination of shares.
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The substitute underlying mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both. Nationwide may close Sub-Accounts to allocations of purchase payments or Contract Value, or both, at any time in its sole discretion. The underlying mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Variable Account
Nationwide may deregister the Variable Account under the 1940 Act in the event the Variable Account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account, or for any other purpose approved by the SEC.
No deregistration may take place without the prior approval of the SEC. All affected Contract Owners will be notified in the event Nationwide deregisters the Variable Account. If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
If the Variable Account is deregistered, Nationwide’s contractual obligations to the Contract Owner will continue.
Guaranteed Term Options
Guaranteed Term Options or GTOs are separate investment options under the contract. The minimum amount that may be allocated to a GTO is $1,000. Allocations to a Guaranteed Term Option are held in a separate account, established by Nationwide pursuant to Ohio law, to aid in the reserving and accounting for Guaranteed Term Option obligations. The separate account’s assets are held separately from Nationwide’s other assets and are not chargeable with liabilities incurred in any other business of Nationwide. However, Nationwide’s General Account assets are available for the purpose of meeting the guarantees of any Guaranteed Term Option, subject to Nationwide’s claims-paying ability. A Guaranteed Term Option prospectus should be read along with this prospectus. Guaranteed Term Options may not be available in every state.
Guaranteed Term Options provide a guaranteed rate of interest over four different maturity durations: three (3), five (5), seven (7) or ten (10) years. Note: The guaranteed term may last for up to three months beyond the 3, 5, 7, or 10-year period since every guaranteed term will end on the final day of a calendar quarter.
For the duration selected, Nationwide will declare a guaranteed interest rate. The guaranteed interest rate will be credited to amounts allocated to the Guaranteed Term Option unless the Contract Owner takes a withdrawal from their GTO allocation before the maturity date. If a withdrawal is taken before the maturity date, the withdrawal will be subject to a market value adjustment. A market value adjustment can increase or decrease the amount withdrawn depending on fluctuations in constant maturity treasury rates. No market value adjustment will be applied if Guaranteed Term Option allocations are held to maturity.
Because a market value adjustment can affect the value of a withdrawal, its effects should be carefully considered before surrendering or transferring from Guaranteed Term Options. The prospectus for the Guaranteed Term Options contains additional information and can be obtained free of charge by contacting the Service Center.
Guaranteed Term Options are available only during the accumulation phase of a contract. They are not available after the Annuitization Date. In addition, Guaranteed Term Options are not available for use with Asset Rebalancing, Dollar Cost Averaging programs, or Systematic Withdrawals.
Target Term Options
Due to certain state requirements, in some states, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. Target Term Options are not available separate from the Capital Preservation Plus Option.
For all material purposes, Guaranteed Term Options and Target Term Options are the same. Target Term Options are managed and administered identically to Guaranteed Term Options. The distinction is that the interest rate associated with Target Term Options is not guaranteed as it is in Guaranteed Term Options. However, because the options are managed and administered identically, the result to the investor is the same.
All references in this prospectus to Guaranteed Term Options in connection with the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
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GTO Charges Assessed for Certain Optional Benefits
For contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Guaranteed Term Options by reducing the guaranteed rate of return. Consequently, the charge assessed for the optional benefit will result in a lower guaranteed rate of return (reduced by the amount of the charge).
•	The Extra Value Option has a GTO charge equal to 0.45% for the first seven Contract Years.
•	The Beneficiary Protector Option has a GTO charge equal to 0.40%.
•	The Capital Preservation Plus Option has a GTO charge equal to 0.50%.
The Fixed Account
The Fixed Account is an investment option that is funded by assets of Nationwide’s General Account. The General Account contains all of Nationwide’s assets other than those in this and other Nationwide separate accounts and is used to support Nationwide’s annuity and insurance obligations. The General Account is not subject to the same laws as the Variable Account and the SEC has not reviewed material in this prospectus relating to the Fixed Account.
Purchase payments will be allocated to the Fixed Account by election of the Contract Owner. Nationwide reserves the right to limit or refuse purchase payments and/or transfers allocated to the Fixed Account at its sole discretion. Generally, Nationwide will invoke this right when interest rates are low by historical standards. Nationwide also reserves the right to limit the amount that can be transferred from the Fixed Account at the end of an interest rate guaranteed period. State law requires Nationwide to reserve the right to postpone payment or transfer out of the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request. The Fixed Account may not be available in every state.
Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Extra Value Option is elected. These restrictions may be imposed at Nationwide’s sole discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
The investment income earned by the Fixed Account will be allocated to the contracts at varying guaranteed interest rate(s) depending on the following categories of Fixed Account allocations:
•	New Money Rate – The rate credited on the Fixed Account allocation when the contract is purchased or when subsequent purchase payments are made. Subsequent purchase payments may receive different New Money Rates than the rate when the contract was issued, since the New Money Rate is subject to change based on market conditions.
•	Variable Account to Fixed Rate – Allocations transferred from any of the Sub-Accounts to the Fixed Account may receive a different rate. The rate may be lower than the New Money Rate. There may be limits on the amount and frequency of movements from the Sub-Accounts to the Fixed Account.
•	Renewal Rate – The rate available for maturing Fixed Account allocations which are entering a new guarantee period. The Contract Owner will be notified of this rate in a letter issued with the quarterly statements when a Contract Owner’s Fixed Account allocation matures. At that time, the Contract Owner will have an opportunity to leave the money in the Fixed Account and receive the Renewal Rate or the Contract Owner can move the money to any of the other investment options.
•	Dollar Cost Averaging Rate – From time to time, Nationwide may offer a more favorable rate for an initial purchase payment into a new contract when used in conjunction with a Dollar Cost Averaging program. Rates will vary depending on the Dollar Cost Averaging program elected (see Contract Owner Services).
All of these rates are subject to change on a daily basis; however, once applied to the Fixed Account, the interest rates are guaranteed until the end of the calendar quarter during which the 12-month anniversary of the Fixed Account allocation occurs.
Credited interest rates are annualized rates – the effective yield of interest over a one-year period. Interest is credited to each contract on a daily basis. As a result, the credited interest rate is compounded daily to achieve the stated effective yield.
The guaranteed rate for any purchase payment will be effective for not less than 12 months. Nationwide guarantees that the rate will not be less than the minimum interest rate required by applicable state law. Any interest in excess of the minimum interest rate required by applicable state law will be credited to Fixed Account allocations at Nationwide’s sole discretion.
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Nationwide guarantees that the value of Fixed Account allocations will not be less than the amount of the purchase payments and Extra Value Option credits allocated to the Fixed Account, plus interest credited as described above, less any withdrawals, Extra Value Option credits recaptured, and any applicable charges including CDSC.
Fixed Account Interest Rate Guarantee Period
The Fixed Account interest rate guarantee period is the period of time that the Fixed Account interest rate is guaranteed to remain the same. During a Fixed Account interest rate guarantee period, transfers cannot be made from the Fixed Account, and amounts transferred to the Fixed Account must remain on deposit.
For new purchase payments allocated to the Fixed Account and transfers to the Fixed Account, the Fixed Account interest rate guarantee period begins on the date of deposit or transfer and ends on the one-year anniversary of the deposit or transfer. The guaranteed interest rate period may last for up to three months beyond the one-year anniversary because guaranteed terms end on the last day of a calendar quarter.
Fixed Account Charges Assessed for Certain Optional Benefits
All interest rates credited to the Fixed Account will be determined as previously described. However, for contracts with certain optional benefits elected, a charge is assessed to assets allocated to the Fixed Account by reducing the interest crediting rate. Consequently, the charge assessed for the optional benefit will result in a lower credited interest rate (reduced by the amount of the charge).
•	The Beneficiary Protector Option has a Fixed Account charge equal to 0.40%.
•	The Extra Value Option has a Fixed Account charge equal to 0.45% for the first seven Contract Years.
Even if the credited interest rate is reduced by an optional benefit charge, Nationwide guarantees that the interest rate credited to any assets in the Fixed Account will never be less than the minimum interest rate required by applicable state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-800-848-6331 (TDD 1-800-238-3035)
•	by mail to P.O. Box 182021, Columbus, Ohio 43218-2021
•	by fax at 1-888-634-4472
•	by Internet at www.nationwide.com.
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed on the Valuation Date they are received at the Service Center as long as the request is in good order. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any purchase payment or withdrawal request sent to a location other than the Service Center on the Valuation Date it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
Nationwide will use reasonable procedures to confirm that instructions are genuine and will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
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The Contract in General
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent contracts described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities. If mandated under applicable law, Nationwide may be required to reject a purchase payment and/or block a Contract Owner’s account and thereby refuse to process any request for transfers, withdrawals, surrenders, loans, or death benefits until instructions are received from the appropriate regulators. Nationwide may also be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.
Due to state law variations, the options and benefits described in this prospectus may vary or may not be available depending on the state in which the contract is issued. Possible state law variations include, but are not limited to, minimum initial and subsequent purchase payment amounts, investment options, availability of certain optional benefits, free look rights, ownership and interests in the contract, death benefit calculations, and CDSC-free withdrawal privileges. This prospectus describes all the material features of the contract. State variations are subject to change without notice at any time. To review a copy of the contract and any endorsements, contact the Service Center.
If the contract described in this prospectus is replacing another variable annuity, the mortality tables used to determine the amount of annuity payments for this contract may be less favorable than those in the contract being replaced. Additionally, upon replacement, all benefits accrued under the replaced contract are forfeited.
Nationwide will not contest the contract.
Nationwide will not pay insurance proceeds directly to minors. Contact a legal advisor for options to facilitate the timely availability of monies intended for a minor’s benefit.
The annuity described in this prospectus is intended to provide benefits to a single individual and his/her beneficiaries. It is not intended to be used by institutional investors, in connection with other Nationwide contracts that have the same Annuitant, or in connection with other Nationwide contracts that have different Annuitants, but the same Contract Owner. If Nationwide determines that the risks it intended to assume in issuing the contract have been altered by misusing the contract as described above, Nationwide reserves the right to take any action it deems necessary to reduce or eliminate the altered risk. Nationwide also reserves the right to take any action it deems necessary to reduce or eliminate altered risk resulting from materially false, misleading, incomplete, or otherwise deficient information provided by the Contract Owner.
These contracts are offered to customers of various financial institutions and brokerage firms. No financial institution or brokerage firm is responsible for any of the contractual insurance benefits and features guaranteed under the contracts. These guarantees are the sole responsibility of Nationwide.
In general, deferred variable annuities are long-term investments; they are not intended as short-term investments. The contracts associated with this prospectus are not intended to be sold to a terminally ill Contract Owner or Annuitant. Accordingly, Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. It is very important that Contract Owners and prospective purchasers understand all the costs associated with owning a contract, and if and how those costs change during the lifetime of the contract. Contract charges may not be the same in later Contract Years as they are in early Contract Years. The various contract charges are assessed to compensate Nationwide for administrative services, distribution and operational expenses, and assumed actuarial risks associated with the contract.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and Contract Values. In connection with any such cyber-attack, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and
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technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting contracts due to cyber-attacks or information security breaches in the future.
In the event that Contract Values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore Contract Values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to Contract Values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Reservation of Rights
In addition to rights that Nationwide specifically reserves elsewhere in this prospectus, Nationwide reserves the right, subject to any applicable regulatory approvals, to perform any or all of the following:
•	close Sub-Accounts to additional purchase payments on existing contracts or close Sub-Accounts for contracts purchased on or after specified dates. Changes of this nature will be made as directed by the underlying mutual funds or because Nationwide determines that the underlying mutual fund is no longer suitable (see Identification of Underlying Mutual Funds);
•	make changes required by any change in the federal securities laws, including, but not limited to, the Securities Act of 1933, the Securities Exchange Act of 1934, the Investment Company Act of 1940, or any other changes to the Securities and Exchange Commission’s rules and regulations thereunder or interpretations thereof;
•	make any changes necessary to maintain the status of the contracts as annuities under the Internal Revenue Code;
•	make any changes required by federal or state laws with respect to annuity contracts; and
•	suspend or discontinue sale of the contracts. The decision to suspend or discontinue sale of the contracts is made at Nationwide's discretion. Any decision of this nature would not impact current Contract Owners.
Contract Owners will be notified of any resulting changes by way of a supplement to the prospectus.
Following is a discussion of some relevant factors that may be of particular interest to prospective investors.
Distribution, Promotional, and Sales Expenses
Nationwide pays commissions to the firms that sell the contracts. The maximum gross commission that Nationwide will pay on the sale of the contracts is 6.5% of purchase payments. Note: The individual financial professionals typically receive only a portion of this amount; the remainder is retained by the firm. Nationwide may also, instead of a premium-based commission, pay an asset-based commission (sometimes referred to as "trails" or "residuals"), or a combination of the two.
In addition to or partially in lieu of commission, and to the extent permitted by SEC and FINRA rules and other applicable laws and regulations, Nationwide may also pay the selling firms a marketing allowance, which is based on the firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the contracts, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the contracts as well as assist such firms with marketing or advertisement costs.
For more information on the exact compensation arrangement associated with this contract, consult your financial professional.
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Underlying Mutual Fund Service Fee Payments
Nationwide’s Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The Variable Account aggregates Contract Owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund on each Valuation Date. The Variable Account (not the Contract Owners) is the underlying mutual fund shareholder. When the Variable Account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the contract (as discussed above), which benefit the underlying mutual funds by providing Contract Owners with Sub-Account options that correspond to the underlying mutual funds.
An investment adviser or subadviser of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the contract and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the contract.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds and their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the contracts and other variable contracts Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the contracts and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund’s adviser or subadviser (or its affiliates), from their own revenues. Such payments are not from underlying mutual fund assets. However, the revenues from which such payments are made may be derived from advisory fees, which are deducted from underlying mutual fund assets and are reflected in mutual fund charges.
Furthermore, Nationwide benefits from assets invested in Nationwide’s affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because its affiliates also receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Thus, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the contracts (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the contract.
Amount of Payments Nationwide Receives
For the year end December 31, 2019, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average Daily Net Assets invested in the underlying mutual funds) offered through the contract or other variable contracts that Nationwide and its affiliates issue. Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide and its affiliates receive depends on the assets of the underlying mutual funds attributable to the contract, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
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For contracts owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as the calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the alignment of the investment objectives of the underlying mutual fund with Nationwide’s hedging strategy, the strength of the adviser’s or subadviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund’s adviser or subadviser is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g. the investment adviser or subadvisers), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the contracts. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if Nationwide determines that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from Contract Owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable contracts that offer underlying mutual funds with lower fees and expenses. The purchaser should consider all of the fees and charges of the contract in relation to its features and benefits when making a decision to invest. Note: Higher contract and underlying mutual fund fees and expenses have a direct effect on and may lower investment performance.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of three to five years from the contract's Annuity Commencement Date or the date Nationwide becomes informed that a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the death benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Profitability
Nationwide does consider profitability when determining the charges in the contract. In early Contract Years, Nationwide does not anticipate earning a profit, since that is a time when administrative and distribution expenses are typically higher. Nationwide does, however, anticipate earning a profit in later Contract Years. In general, Nationwide’s profit will be greater the higher the investment return and the longer the contract is held.
Contract Modification
Nationwide may modify the contract, but no modification will affect the amount or term of any contract unless a modification is required to conform the contract to applicable federal or state law. No modification will affect the method by which Contract Value is determined.
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Standard Charges and Deductions
Mortality and Expense Risk Charge
Nationwide deducts a Mortality and Expense Risk Charge equal to an annualized rate of 0.95% of the Daily Net Assets. The Mortality and Expense Risk Charge compensates Nationwide for providing the insurance benefits under the contract, including the contract's standard death benefit. It also compensates Nationwide for assuming the risk that Annuitants will live longer than assumed. Finally, the Mortality and Expense Risk Charge compensates Nationwide for guaranteeing that charges will not increase regardless of actual expenses. Nationwide may realize a profit from this charge.
Contingent Deferred Sales Charge
No sales charge deduction is made from purchase payments upon deposit into the contract. However, if any part of the contract is withdrawn, Nationwide may deduct a CDSC. The CDSC will not exceed 7% of purchase payments withdrawn.
The CDSC is calculated by multiplying the applicable CDSC percentage (noted in the following table) by the amount of purchase payments withdrawn. For purposes of calculating the CDSC, withdrawals are considered to come first from the oldest purchase payment made to the contract, then the next oldest purchase payment, and so forth. CDSC provisions vary by state. Refer to the contract for state specific information.
The CDSC applies as follows:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5	6	7+
CDSC Percentage	7%	7%	6%	5%	4%	3%	2%	0%
Earnings are not subject to the CDSC, but may not be distributed prior to the distribution of all purchase payments. (For tax purposes, a withdrawal is usually treated as a withdrawal of earnings first.)
The CDSC is used to cover sales expenses, including commissions, production of sales material, and other promotional expenses. If expenses are greater than the CDSC, the shortfall will be made up from Nationwide’s general assets, which may indirectly include portions of the Variable Account charges, since Nationwide may generate a profit from these charges.
All or a portion of any withdrawal may be subject to federal income taxes. Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Additional purchase payments made to the contract after receiving the benefit of the Spousal Protection Feature are subject to the same CDSC provisions that were applicable prior to receiving the benefit of the Spousal Protection Feature. However, no CDSC will apply to purchase payments made prior to the death of the first spouse.
Waiver of Contingent Deferred Sales Charge
The maximum amount that can be withdrawn annually without a CDSC is the greater of:
(1)	10% of all purchase payments (15% of all purchase payments made to the contract if the Contract Owner elected the Additional Withdrawal Without Charge and Disability Waiver); or
(2)	any amount withdrawn to meet minimum distribution requirements for this contract under the Internal Revenue Code.
This CDSC-free withdrawal privilege is non-cumulative. Free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.
Note: CDSC-free withdrawals do not count as "purchase payments previously withdrawn that were subject to CDSC" and, therefore, do not reduce the amount used to calculate subsequent CDSC-free withdrawal amounts.
In addition, no CDSC will be deducted:
(1)	upon the annuitization of contracts which have been in force for at least two years;
(2)	upon payment of a death benefit;
(3)	from any values which have been held under a contract for at least seven years (five years if the Five-Year CDSC is elected); or
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(4)	if an optional death benefit is elected and the conditions described in the Long-Term Care/Nursing Home and Terminal Illness Waiver section are met.
No CDSC applies to transfers between or among the various investment options in the contract.
A contract held by a Charitable Remainder Trust (within the meaning of Internal Revenue Code Section 664) may withdraw the greater of (i) the amount available under the CDSC-free withdrawal privilege described above, and (ii) the difference between:
(a)	the Contract Value at the close of the day prior to the date of the withdrawal; and
(b)	the total purchase payments made to the contract as of the date of the withdrawal (less an adjustment for amounts previously withdrawn).
The CDSC will not be eliminated if to do so would be unfairly discriminatory or prohibited by state law.
Long-Term Care/Nursing Home and Terminal Illness Waiver
The death benefit options (but not the standard death benefit) include a Long-Term Care/Nursing Home and Terminal Illness Waiver. This benefit may not be available in every state.
Under this provision, no CDSC will be charged if:
(1)	the third Contract Anniversary has passed and the Contract Owner has been confined to a long-term care facility or hospital for a continuous 90-day period that began after the contract issue date; or
(2)	the Contract Owner has been diagnosed by a physician at any time after contract issuance to have a terminal illness and Nationwide receives and records a letter from that physician indicating such diagnosis.
Written notice and proof of terminal illness or confinement for 90 days in a hospital or long-term care facility must be received in a form satisfactory to Nationwide and recorded at the Service Center prior to waiver of the CDSC.
In the case of joint ownership, the waivers will apply if either joint owner meets the qualifications listed above.
For those contracts that have a non-natural person as Contract Owner as an agent for a natural person, the Annuitant may exercise the right of the Contract Owner for purposes described in this provision. If the non-natural Contract Owner does not own the contract as an agent for a natural person (e.g., the Contract Owner is a corporation or a trust for the benefit of an entity), the Annuitant may not exercise the rights described in this provision.
Note: The benefit associated with this feature is the waiver of CDSC under certain circumstances. This feature is not intended to provide or imply that the contract provides long-term care or nursing home insurance coverage.
Premium Taxes
Nationwide will charge against the Contract Value any premium taxes levied by a state or other government entity. Premium tax rates currently range from 0% to 5% and vary from state to state. This range is subject to change. Nationwide will assess premium taxes to the contract at the time Nationwide is assessed the premium taxes by the state. Premium taxes may be deducted from death benefit proceeds.
Optional Contract Benefits, Charges, and Deductions
For an additional charge, the following optional benefits are available to applicants. Not all optional benefits are available in every state.
Reduced Purchase Payment Option
If the applicant elects the Reduced Purchase Payment Option, Nationwide will deduct an additional charge equal to an annualized rate of 0.25% of the Daily Net Assets. This option must be elected at the time of application. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization, unless the Contract Owner terminates the option as described below. In return, the minimum initial purchase payment for that contract will be $1,000 and minimum subsequent purchase payment will be $25. This option is not available for Investment-Only Contracts. Nationwide may realize a profit from the charge assessed for this option.
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The Contract Owner may terminate this option if, throughout a period of at least two years and continuing until such termination election, the total of all purchase payments, less surrenders is maintained at $25,000 or more.
The election to terminate the option must be submitted in writing to the Service Center on a form provided by Nationwide. Termination will occur as of the date on the election form, and after the termination, the charge for this option will no longer be assessed. Subsequent purchase payments, if any, will be subject to the terms of the contract and must be at least $1,000.
Death Benefit Options
For an additional charge, the applicant may elect one of the following death benefit options in lieu of the standard death benefit.
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
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Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
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The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
CDSC Options
Five Year CDSC Option
Applicants can elect the Five-Year CDSC Option, which reduces the standard seven-year CDSC Schedule to a five-year CDSC schedule. The Five-Year CDSC Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.15% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization.
The CDSC schedule applicable if the Five Year CDSC Option is elected is:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	4%	2%	0%
Under this option, CDSC will not exceed 7% of purchase payments surrendered.
Nationwide may realize a profit from the charge assessed for this option.
In the State of New York, the Five Year CDSC Option is available only for contracts issued as Roth IRAs and is not available when the Extra Value Option is elected.
Additional Withdrawal Without Charge and Disability Waiver
Each contract has a standard 10% CDSC-free withdrawal privilege each year. For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, the Contract Owner can, each year, withdraw an additional 5% of total purchase payments without incurring a CDSC. This would allow the Contract Owner to withdraw a total of 15% of the total of all purchase payments each year free of CDSC. Like the standard 10% CDSC-free privilege, this additional withdrawal benefit is non-cumulative.
This option also contains a disability waiver. Nationwide will waive CDSC if a Contract Owner (or Annuitant if the contract is owned by a non-natural owner) is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
10 Year and Disability Waiver
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can elect the 10 Year and Disability Waiver. Under this option, Nationwide will waive CDSC if two conditions are met:
(1)	the Contract Owner has been the owner of the contract for at least 10 years; and
(2)	the Contract Owner has made regular payroll deferrals during the entire Contract Year for at least five of those 10 years.
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This option also contains a disability waiver. Nationwide will waive CDSC if the Contract Owner is disabled after the contract is issued but before reaching age 65. If this waiver becomes effective due to disability, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Hardship Waiver
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant for a Tax Sheltered Annuity can purchase the Hardship Waiver. Under this option, Nationwide will waive CDSC if the Contract Owner experiences a hardship (as defined for purposes of Internal Revenue Code Section 401(k)). The Contract Owner may be required to provide proof of hardship.
If this waiver becomes effective, no additional purchase payments may be made to the contract.
This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option.
Guaranteed Minimum Income Benefit Options
For contracts issued prior to May 1, 2003, an applicant could have elected one or both of the Guaranteed Minimum Income Benefit Options at the time of application. Once elected, the Guaranteed Minimum Income Benefit Options are irrevocable. If elected, Nationwide will deduct an additional charge at an annualized rate of 0.45% if GMIB Option 1 is elected and 0.30% of the Daily Net Assets if GMIB Option 2 is elected. The charges associated with these options are calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charges assessed for these options.
Guaranteed Minimum Income Benefit Options provide for a minimum guaranteed value that may replace the Contract Value as the amount to be annuitized under certain circumstances. A Guaranteed Minimum Income Benefit Option may afford protection against unfavorable investment performance.
Extra Value Option
Applicants should be aware of the following prior to electing an Extra Value Option:
•	Nationwide may make a profit from the Extra Value Option charge.
•	Because the Extra Value Option charge will be assessed against the entire Contract Value for the first seven Contract Years, Contract Owners who anticipate making additional purchase payments after the first Contract Year (which will not receive the Extra Value Option credit(s) but will be assessed the Extra Value Option charge) should carefully examine the Extra Value Option and consult their financial professional regarding its desirability.
•	Nationwide may take back or "recapture" all or part of the amount credited under the Extra Value Option in the event of early withdrawals, including revocation of the contract during the contractual free-look period.
•	If the market declines during the period that the Extra Value Option credit(s) is subject to recapture, the amount subject to recapture could decrease the amount of Contract Value available for withdrawal.
•	The cost of the Extra Value Option and the recapture of the credits (in the event of a withdrawal) could exceed any benefit of receiving the Extra Value Option credits.
•	Under certain circumstances, Nationwide may restrict the allocation of purchase payments to the Fixed Account when the Contract Owner elects or has elected an Extra Value Option. These restrictions may be imposed at Nationwide’s discretion when economic conditions are such that Nationwide is unable to recoup the cost of providing the up-front Extra Value Option credits.
Applicants can elect the Extra Value Option, in which case Nationwide will apply a credit to the contract equal to 3% of each purchase payment made to the contract for the first 12 months the contract is in force. The Extra Value Option must be elected at the time of application, and the option is irrevocable. This credit, which is funded from Nationwide’s General Account, will be allocated among the investment options in the same proportion that the purchase payment is allocated to the contract. For purposes of all benefits and taxes under these contracts, credits are considered earnings, not purchase payments.
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In exchange, Nationwide will assess an additional charge at an annualized rate of 0.45% of the Daily Net Assets. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation.
In addition, allocations made to the Fixed Account and the GTOs will be assessed a fee of 0.45%.
After the end of seven Contract Years, Nationwide will discontinue assessing the charges associated with the Extra Value Option and the amount credited under this option will be fully vested.
Recapture of Extra Value Option Credits
Nationwide will recapture amounts credited to the contract in connection with an Extra Value Option if:
(a)	the Contract Owner cancels the contract pursuant to the free look provision;
(b)	the Contract Owner takes a full withdrawal before the end of seven Contract Years; or
(c)	the Contract Owner takes a partial withdrawal that is subject to a CDSC.
Some state jurisdictions require a reduced recapture schedule. Refer to the contract for state specific information.
Contract Owners should carefully consider the consequences of taking a withdrawal that subjects part or all of the credit to recapture. If Contract Value decreases due to poor market performance, the recapture provisions could decrease the amount of Contract Value available for withdrawal. In other words, the dollar amount of the credit Nationwide recaptures will remain the same, but this amount may be a higher percentage of the Contract Value.
Nationwide will not recapture credits under the Extra Value Option under the following circumstances:
•	If the withdrawal is not subject to a CDSC;
•	If the distribution is taken as a result of a death, annuitization, or to meet minimum distribution requirements for this contract under the Internal Revenue Code; or
•	If the withdrawal occurs after seven Contract Years.
Recapture Resulting from Exercising Free-Look Privilege
If the Contract Owner cancels the contract pursuant to the contractual free-look provision, Nationwide will recapture the entire amount credited to the contract under this option. In those states that require the return of purchase payments for IRAs that are surrendered pursuant to the contractual free-look, Nationwide will recapture the entire amount credited to the contract under this option, but under no circumstances will the amount returned be less than the purchase payments made to the contract. In those states that allow a return of Contract Value, the Contract Owner will retain any earnings attributable to the amount credited, but all losses attributable to the amount credited will be incurred by Nationwide.
Recapture Resulting from a Full Withdrawal
If the Contract Owner takes a full withdrawal of the contract before the end of seven Contract Years, Nationwide will recapture the entire amount credited to the contract under the option.
Recapture Resulting from a Partial Withdrawal
If the Contract Owner takes a partial withdrawal before the end of seven Contract Years that is subject to CDSC, Nationwide will recapture a proportional part of the amount credited to the contract under this option.
Beneficiary Protector Option
For an additional charge at an annualized rate of 0.40% of the Daily Net Assets, the Beneficiary Protector Option may be elected. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation. This option may be elected at the time of application or after the contract has been issued, and the option is irrevocable. Allocations made to the Fixed Account or to the Guaranteed Term Options will be assessed a charge of 0.40%. The Beneficiary Protector Option is only available for contracts with Annuitants who are age 70 or younger at the time of election. Nationwide may realize a profit from the charge assessed for this option.
The Beneficiary Protector Option provides that upon the death of the Annuitant, in addition to any death benefit payable, Nationwide will credit an additional amount to the contract (the "benefit"). If the Beneficiary Protector Option is elected with a contract that has spouses designated as Annuitant and Co-Annuitant, the term Annuitant shall mean the person designated as the Annuitant on the application; the person designated as the Co-Annuitant does not have any rights under this benefit unless the Co-Annuitant is also the beneficiary.
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The benefit is credited to the contract upon the death of the Annuitant. After the benefit is credited to the contract, the beneficiary(ies) may:
(a)	take distribution of the contract in the form of the death benefit or required distributions as applicable; or
(b)	if the beneficiary is the deceased Annuitant’s surviving spouse, continue the contract as the new beneficial Contract Owner, subject to any mandatory distribution rules.
Once the credit is applied to the contract, charges associated with the Beneficiary Protector Option will no longer be assessed.
How Credits are Calculated
If the Beneficiary Protector Option was elected at the time of application and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings
Adjusted Earnings = (a) – (b) – (c); where:
a	=	the Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	purchase payments, proportionately adjusted for withdrawals; and
c	=	any adjustment for a death benefit previously credited, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If the Beneficiary Protector Option was elected after the contract issue date and the Annuitant dies prior to the first Contract Anniversary after the Annuitant’s 85th birthday, the amount credited to the contract will be equal to:
40% x Adjusted Earnings from the Date the Option is Elected
Adjusted Earnings from the Date the Option is Elected = (a) – (b) – (c) – (d), where:
a	=	Contract Value on the date the death benefit is calculated (prior to any death benefit calculation);
b	=	the Contract Value on the date the option is elected, proportionately adjusted for withdrawals;
c	=	purchase payments made after the option is elected, proportionately adjusted for withdrawals;
d	=	any adjustment for a death benefit previously credited to the contract after the option is elected, proportionately adjusted for withdrawals.
The adjustment for amounts withdrawn will reduce purchase payments and any death benefit previously credited to the contract in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
If no benefits have been paid under this option by the first contract anniversary following the Annuitant’s 85th birthday, then:
(a)	Nationwide will credit an amount equal to 4% of the Contract Value on the Contract Anniversary to the contract;
(b)	the Beneficiary Protector Option will terminate and will no longer be in effect; and
(c)	the charge associated with the Beneficiary Protector Option will no longer be assessed.
How Amounts Are Credited
Any amounts credited to the contract pursuant to this option will be allocated among the investment options in the same proportion as each purchase payment is allocated to the contract on the date the credit is applied.
Capital Preservation Plus Option
The Capital Preservation Plus "CPP" Option provides a "return of principal" guarantee over an elected period of time (3, 5, 7, or 10 years – the "program period"). Effective May 1, 2011, the only program period available is the 10-year program period; program periods of other durations that were elected prior to May 1, 2011 will continue unchanged to the end of the current program period. Contract Value at the end of the program period will be no less than Contract Value at the beginning of the period, regardless of market performance. Note, however, that surrenders or contract charges that are deducted from the contract will reduce the value of the guarantee proportionally.
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The guarantee is conditioned upon the allocation of Contract Value between two investment components:
(1)	A Guaranteed Term Option corresponding to the length of the elected program period;
(2)	Non-Guaranteed Term Option allocations, which consist of the Fixed Account and a limited list of investment options.
In some state jurisdictions, Nationwide uses Target Term Options instead of Guaranteed Term Options in connection with the Capital Preservation Plus Option. For all material purposes, Guaranteed Term Options and Target Term Options are the same. All references to Guaranteed Term Options in relation to the Capital Preservation Plus Option will also mean Target Term Options (in applicable jurisdictions). Refer to the prospectus for the Guaranteed Term Options for more information.
At the beginning of each program period, Nationwide will specify the percentage of the Contract Value that must be allocated to each of these two general components. Generally, when interest rates are higher, a greater portion of the Contract Value will be made available for allocation among Sub-Accounts; when interest rates are lower, lesser portions may be made available for allocation among Sub-Accounts. Also, longer program periods will typically permit greater allocations to the Sub-Accounts. Other general economic factors and market conditions may affect these determinations as well.
Charges
The charge associated with the Capital Preservation Plus Option is equal to an annualized rate not to exceed 0.50% of the Daily Net Assets. Allocations to the Guaranteed Term Options will also be assessed a charge not to exceed 0.50%. Nationwide may realize a profit from the charge assessed for this option.
All charges associated with the Capital Preservation Plus Option will remain the same for the duration of the program period. When the program period ends or an elected Capital Preservation Plus Option is terminated, the charges associated with the option will no longer be assessed.
The Advantage of Capital Preservation Plus
Without electing the option, Contract Owners may be able to approximate (without replicating) the benefits of the Capital Preservation Plus Option. To do this, Contract Owners would have to determine how much of their Contract Value would need to be allocated to a Guaranteed Term Option so that the amount at maturity (principal plus interest attributable to the Guaranteed Term Option allocation) would approximate the original total investment. The balance of the Contract Value would be available to be allocated among the Fixed Account and a limited list of investment options. This represents an investment allocation strategy aimed at capital preservation.
Election of the Capital Preservation Plus Option, however, generally permits a higher percentage of the Contract Value to be allocated outside of the Guaranteed Term Options. This provides Contract Owners with a greater opportunity to benefit from market appreciation that is reflected in the Sub-Accounts’ performance, while preserving the return of principal guarantee.
Availability
The Capital Preservation Plus Option is only available for election at the time of application.
Conditions Associated with the Capital Preservation Plus Option
A Contract Owner with an outstanding loan may not elect the Capital Preservation Plus Option.
During the program period, the following conditions apply:
•	If withdrawals are taken or contract charges are deducted from the Contract Value, the value of the guarantee will be reduced proportionally.
•	Only one Capital Preservation Plus Option program may be in effect at any given time.
•	No new purchase payments may be applied to the contract.
•	Transfers between and among permitted investment options may not be submitted via Internet.
•	Enhanced Rate Dollar Cost Averaging is not available as a Contract Owner service.
•	Nationwide will not permit loans to be taken from the contract.
•	No optional benefit that assesses a charge to the Guaranteed Term Options may be added to the contract.
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•	If Annuitant dies and the Annuitant’s spouse elects to continue the contract, the option will remain in effect and will continue until the end of the original program period.
If the contract is annuitized, surrendered, or liquidated for any reason prior to the end of the program period, all guarantees are terminated. A market value adjustment may apply to amounts transferred from a Guaranteed Term Option due to annuitization. A market value adjustment may apply to amounts withdrawn or transferred from a GTO and the withdrawal will be subject to the CDSC provisions of the contract.
After the end of the program period or after termination of the option the above conditions will no longer apply.
Investments During the Program Period
When the option is elected and after Nationwide receives all required information, Nationwide will declare the amount of the Contract Value that is available for allocation to the Non-Guaranteed Term Option component. The remainder of the Contract Value must be allocated to a Guaranteed Term Option, the length of which corresponds to the length of the program period elected by the Contract Owner.
Only certain investment options are available when a Contract Owner elects the Capital Preservation Plus Option. Nationwide selected the available investment options on the basis of certain risk factors associated with the underlying mutual fund’s investment objective. The investment options that are unavailable were excluded on the basis of similar risk considerations.
The Fixed Account and the following investment options are the only investment options permitted while the CPP Option is elected:
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Election of the Capital Preservation Plus Option will not be effective unless and until Nationwide receives allocation instructions based on the limited set of investment options. Allocations to investment options other than those listed are not permitted during the program period.
Nationwide reserves the right to modify the list of available investment options upon written notice to Contract Owners. If an investment option is deleted from the list of available investment options, such deletion will not affect Capital Preservation Plus Option programs already in effect.
Withdrawals During the Program Period
If the Contract Owner takes a withdrawal, Nationwide will surrender Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTO in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise. Withdrawals may not be taken exclusively from the Guaranteed Term Option. The partial withdrawal will cause a proportional negative adjustment to the guarantee. A market value adjustment may apply to amounts withdrawn from the GTO and the withdrawal will be subject to the CDSC provisions of the contract.
Transfers During the Program Period
Transfers to and from the Guaranteed Term Option are not permitted during the program period.
Transfers between and among the permitted investment options are subject to the terms and conditions in the Transfers Prior to Annuitization provision. During the program period, transfers to investment options that are not included in the Capital Preservation Plus Option program are not permitted.
Terminating the Capital Preservation Plus Option
Once elected, the Capital Preservation Plus Option cannot be revoked, except as provided below.
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If the Contract Owner elected a program period matching a 7-year Guaranteed Term Option, upon reaching the fifth Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the fifth Contract Anniversary.
If the Contract Owner elected a program period matching a 10-year Guaranteed Term Option, upon reaching the seventh Contract Anniversary, the Contract Owner may terminate the Capital Preservation Plus Option. Any termination instructions must be received at the Service Center within 60 days after the seventh Contract Anniversary.
If the Contract Owner terminates the Capital Preservation Plus Option as described above, the charges associated with the option will no longer be assessed, all guarantees associated with the option will terminate, the contract’s investment allocations will remain the same as when the program was in effect (unless Nationwide is instructed otherwise), and all conditions associated with the Capital Preservation Plus Option are removed.
Fulfilling the Return of Principal Guarantee
At the end of the program period, if the Contract Value is less than the guaranteed amount, Nationwide will credit an amount to the contract so that the Contract Value equals the guaranteed amount. Amounts credited under this option are considered, for purposes of other benefits under this contract, earnings, not purchase payments. If the Contract Owner does not elect to begin a new Capital Preservation Plus Option program, the amount previously allocated to the Guaranteed Term Option and any amounts credited under the guarantee will be allocated to the money market Sub-Account.
Election of a New Capital Preservation Plus Option
At the end of any program period or after terminating a Capital Preservation Plus Option, the Contract Owner may elect to participate in a new Capital Preservation Plus Option program at the charges, rates and allocation percentages in effect at that point in time. Nationwide will communicate the ensuing program period end to the Contract Owner approximately 75 days before the end of the period and this notice will include a list of the limited investment options available. If the Contract Owner elects to participate in a new program, such election and complete instructions must be received by Nationwide within 60 days before the end of the preceding program period or within 60 days before the program termination, whichever is applicable.
Removal of Variable Account Charges
For certain optional benefits, a charge is assessed only for a specified period of time. To remove the charge, Nationwide systematically re-rates the contract. This re-rating results in lower contract charges, but no change in Contract Value or any other contractual benefit.
Re-rating involves two steps: the adjustment of contract expenses and the adjustment of the number of units in the contract.
The first step, the adjustment of contract expenses, involves removing the charge from the unit value calculation. For example, on a contract where the only optional benefit elected is the Extra Value Option, the Variable Account value will be calculated using unit values with Variable Account charges of 1.40% for the first seven Contract Years. At the end of that period, the charge associated with the Extra Value Option will be removed. From that point on, the Variable Account value will be calculated using the unit values with Variable Account charges at 0.95%. Thus, the Extra Value Option charge is no longer included in the daily Sub-Account valuation for the contract.
The second step of the re-rating process, the adjustment of the number of units in the contract, is necessary in order to keep the re-rating process from altering the Contract Value. Generally, for any given Sub-Account, the higher the Variable Account charges, the lower the unit value, and vice versa. For example, Sub-Account X with charges of 1.40% will have a lower unit value than Sub-Account X with charges of 0.95% (higher expenses result in lower unit values). When, upon re-rating, the unit values used in calculating Variable Account value are dropped from the higher expense level to the lower expense level, the higher unit values will cause an incidental increase in the Contract Value. In order to avoid this incidental increase, Nationwide adjusts the number of units in the contract down so that the Contract Value after the re-rating is the same as the Contract Value before the re-rating.
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Ownership and Interests in the Contract
Contract Owner
Prior to the Annuitization Date, the Contract Owner has all rights under the contract, unless a joint owner is named. If a joint owner is named, each joint owner has all rights under the contract. Purchasers who name someone other than themselves as the Contract Owner will have no rights under the contract.
On the Annuitization Date, the Annuitant becomes the Contract Owner, unless the Contract Owner is a Charitable Remainder Trust. If the Contract Owner is a Charitable Remainder Trust, the Charitable Remainder Trust continues to be the Contract Owner after annuitization.
Contract Owners of Non-Qualified Contracts may name a new Contract Owner at any time before the Annuitization Date. Any change of Contract Owner automatically revokes any prior Contract Owner designation. Changes in contract ownership may result in federal income taxation and may be subject to state and federal gift taxes.
Joint Owner
Joint owners each own an undivided interest in the contract.
Non-Qualified Contract Owners can name a joint owner at any time before annuitization. However, joint owners must be spouses at the time joint ownership is requested, unless state law requires Nationwide to allow non-spousal joint owners. Joint ownership is not permitted on contracts owned by a non-natural Contract Owner.
Generally, the exercise of any ownership rights under the contract must be in writing and signed by both joint owners. However, if a written election, signed by both Contract Owners, authorizing Nationwide to allow the exercise of ownership rights independently by either joint owner is submitted, Nationwide will permit joint owners to act independently. If such an authorization is submitted, Nationwide will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either joint owner.
If either joint owner dies before the Annuitization Date, the contract continues with the surviving joint owner as the remaining Contract Owner.
Contingent Owner
The contingent owner succeeds to the rights of a Contract Owner if a Contract Owner who is not the Annuitant dies before the Annuitization Date and there is no surviving joint owner.
If a Contract Owner who is the Annuitant dies before the Annuitization Date, the contingent owner will not have any rights under the contract, unless such contingent owner is also the beneficiary.
The Contract Owner may name a contingent owner at any time before the Annuitization Date.
Annuitant
The Annuitant is the person who will receive annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for an Annuitant of greater age.
Only Non-Qualified Contract Owners may name someone other than himself/herself as the Annuitant.
The Contract Owner may not name a new Annuitant without Nationwide’s consent.
Co-Annuitant
A Co-Annuitant, if named, must be the Annuitant’s spouse. The Co-Annuitant may be named at any time prior to annuitization and will receive the benefit of the Spousal Protection Feature, provided all of the requirements set forth in the Spousal Protection Feature section are met.
If either Co-Annuitant dies before the Annuitization Date, the surviving Co-Annuitant may continue the contract and will receive the benefit of the Spousal Protection Feature.
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Contingent Annuitant
If the Annuitant dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant. The Contingent Annuitant must be age 85 or younger at the time of contract issuance, unless Nationwide approves a request for a Contingent Annuitant of greater age.
If a Contingent Annuitant is named, all provisions of the contract that are based on the Annuitant’s death prior to the Annuitization Date will be based on the death of the last survivor of the Annuitant and Contingent Annuitant.
Only Non-Qualified Contract Owners may name a Contingent Annuitant.
Joint Annuitant
The joint Annuitant is designated as a second person (in addition to the Annuitant) upon whose continuation of life any annuity payment involving life contingencies depends. The joint Annuitant is named at the time of annuitization.
Beneficiary and Contingent Beneficiary
The beneficiary is the person who is entitled to the death benefit if the Annuitant (and Contingent Annuitant, if applicable) dies before the Annuitization Date. The Contract Owner can name more than one beneficiary. Multiple beneficiaries will share the death benefit equally, unless otherwise specified.
A contingent beneficiary will succeed to the rights of the beneficiary if no beneficiary is alive when a death benefit is paid. The Contract Owner can name more than one contingent beneficiary. Multiple contingent beneficiaries will share the death benefit equally, unless otherwise specified.
Changes to the Parties to the Contract
Prior to the Annuitization Date (and subject to any existing assignments), the Contract Owner may request to change the following:
•	Contract Owner (Non-Qualified Contracts only);
•	joint owner (must be the Contract Owner's spouse);
•	contingent owner;
•	Annuitant (subject to Nationwide’s underwriting and approval);
•	Contingent Annuitant (subject to Nationwide's underwriting and approval);
•	joint annuitant (subject to Nationwide's underwriting and approval);
•	Co-Annuitant (must be the Annuitant's spouse);
•	beneficiary; or
•	contingent beneficiary.
The Contract Owner must submit the request to Nationwide in writing and Nationwide must receive the request at the Service Center before the Annuitization Date. Once Nationwide receives and records the change request, the change will be effective as of the date the written request was signed (unless otherwise specified by the Contract Owner), whether or not the Contract Owner or Annuitant is living at the time it was recorded. The change will not affect any action taken by Nationwide before the change was recorded.
Any request to change the Contract Owner must be signed by the existing Contract Owner and the person designated as the new Contract Owner. Nationwide may require a signature guarantee.
If the Contract Owner is not a natural person and there is a change of the Annuitant, distributions will be made as if the Contract Owner died at the time of the change, regardless of whether the Contract Owner named a Contingent Annuitant.
Nationwide reserves the right to reject any change request that would alter the nature of the risk that Nationwide assumed when it originally issued the contract.
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Certain options and features under the contract have specific requirements as to who can be named as the Contract Owner, Annuitant, Co-Annuitant, and/or beneficiary in order to receive the benefit of the option or feature. Changes to the parties to the contract may result in the termination or loss of benefit of these options or features. Contract Owners contemplating changes to the parties to the contract should contact their financial professional to determine how the changes impact the options and features under the contract.
Operation of the Contract
Pricing
Generally, Nationwide prices Accumulation Units on each day that the New York Stock Exchange is open. (Pricing is the calculation of a new Accumulation Unit value that reflects that day's investment experience.)
Accumulation Units are not priced when the New York Stock Exchange is closed or on the following nationally recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
Nationwide also will not price purchase payments, withdrawals, or transfers if:
(1)	trading on the New York Stock Exchange is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the Variable Account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
Rules and regulations of the SEC will govern as to when the conditions described in (2) and (3) exist. If Nationwide is closed on days when the New York Stock Exchange is open, Contract Value may change and Contract Owners will not have access to their accounts.
Application and Allocation of Purchase Payments
Initial Purchase Payments
Initial purchase payments will be priced at the Accumulation Unit value next determined no later than two business days after receipt of an order to purchase if the application and all necessary information are complete and are received at the Service Center before the close of regular trading on the New York Stock Exchange, which generally occurs at 4:00 p.m. EST. If the order is received after the close of regular trading on the New York Stock Exchange, the initial purchase payment will be priced within two business days after the next Valuation Date.
If an incomplete application is not completed within five business days after receipt at the Service Center, the prospective purchaser will be informed of the reason for the delay. The purchase payment will be returned unless the prospective purchaser specifically consents to allow Nationwide to hold the purchase payment until the application is completed.
Generally, initial purchase payments are allocated according to Contract Owner instructions on the application. However, in some states, Nationwide will allocate initial purchase payments to the money market Sub-Account during the free look period. After the free look period, Nationwide will reallocate the Contract Value among the investment options based on the instructions contained on the application. In other states, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application. Contact the Service Center or refer to your contract for state specific information on the allocation of initial purchase payments.
Subsequent Purchase Payments
Any subsequent purchase payment received at the Service Center (along with all necessary information) before the close of regular trading on the New York Stock Exchange on any Valuation Date will be priced at the Accumulation Unit value next determined after receipt of the purchase payment. If a subsequent purchase payment is received at the Service Center (along with all necessary information) after the close of regular trading on the New York Stock Exchange, it will be priced at the Accumulation Unit value determined on the following Valuation Date.
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Allocation of Purchase Payments
Nationwide allocates purchase payments to Sub-Accounts as instructed by the Contract Owner. Shares of the underlying mutual funds in which the Sub-Accounts invest are purchased at Net Asset Value, then the Contract Owner receives Accumulation Units in the Sub-Account(s) to which the Contract Owner allocated purchase payments.
Contract Owners can change allocations or make exchanges among the Sub-Accounts after the time of application by submitting a written request to the Service Center. However, no change may be made that would result in an amount less than 1% of the purchase payments being allocated to any Sub-Account. In the event that Nationwide receives such a request, Nationwide will inform the Contract Owner that the allocation instructions are invalid and that the contract's allocations among the Sub-Accounts prior to the request will remain in effect. Certain transactions may be subject to conditions imposed by the underlying mutual funds.
Determining the Contract Value
The Contract Value is the sum of the value of amounts (including any Extra Value Option credits applied to the contract) allocated to the Sub-Accounts plus any amount held in the Fixed Account, the GTOs, and the collateral fixed account. If charges are assessed against the whole Contract Value, Nationwide will deduct a proportionate amount from each Sub-Account, the Fixed Account, and the GTOs based on current cash values.
Determining Variable Account Value - Valuing an Accumulation Unit
Sub-Account allocations are accounted for in Accumulation Units. Accumulation Unit values (for each Sub-Account) are determined by calculating the Net Investment Factor for the Sub-Accounts for the current Valuation Period and multiplying that result with the Accumulation Unit values determined on the previous Valuation Period. For each Sub-Account, the Net Investment Factor is the investment performance of the underlying mutual fund in which a particular Sub-Account invests, including the charges assessed against that Sub-Account for a Valuation Period.
Nationwide uses the Net Investment Factor as a way to calculate the investment performance of a Sub-Account from Valuation Period to Valuation Period.
The Net Investment Factor for any particular Sub-Account before the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily total Variable Account charges, which may include charges for optional benefits elected by the Contract Owner. The factor is equal to an annualized rate ranging from 0.95% to 3.95% of the Daily Net Assets, depending on which optional benefits the Contract Owner elects.
Based on the change in the Net Investment Factor, the value of an Accumulation Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.
Determining Fixed Account Value
Nationwide determines the value of the Fixed Account by:
(1)	adding all amounts allocated to the Fixed Account (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from the Fixed Account;
(2)	adding any interest earned on the amounts allocated to the Fixed Account; and
(3)	subtracting charges deducted in accordance with the contract.
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Determining Guaranteed Term Option Value
Nationwide determines the value of a Guaranteed Term Option by:
(1)	adding all amounts allocated to any Guaranteed Term Option (including any Extra Value Option credits applied to the contract), minus amounts previously transferred or withdrawn from a Guaranteed Term Option (which may be subject to a market value adjustment);
(2)	adding any interest earned on the amounts allocated to a Guaranteed Term Option; and
(3)	subtracting charges deducted in accordance with the contract.
Transfer Requests
Contract Owners may submit transfer requests in writing, over the telephone, or via the Internet to the Service Center. Some benefits or features under the contract may limit the manner in which transfer requests can be submitted, as indicated in the respective provision. Nationwide may restrict or withdraw the telephone and/or Internet transfer privilege at any time.
Generally, Sub-Account transfers will receive the Accumulation Unit value next computed after the transfer request is received at the Service Center. However, if a contract that is limited to submitting transfer requests via U.S. mail submits a transfer request via the Internet or telephone pursuant to Nationwide's one-day delay policy, the transfer will be executed on the next Valuation Date after the exchange request is received at the Service Center (see Managers of Multiple Contracts).
Transfer Restrictions
Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A Contract Owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide variable annuity contracts that offer investment in underlying mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the underlying mutual fund;
•	underlying mutual fund managers taking actions that negatively impact performance (keeping a larger portion of the underlying mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this contract from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide makes no assurances that all risks associated with short-term trading will be completely eliminated by these processes and/or restrictions.
Nationwide cannot guarantee that its attempts to deter active trading strategies will be successful. If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted.
Redemption Fees
Some underlying mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the underlying mutual fund. Redemption fees compensate the underlying mutual fund for any negative impact on fund performance resulting from short-term trading. If a short-term trading fee is assessed, the Contract Owner will receive a confirmation notice.
Currently, none of the underlying mutual funds assess a short-term trading fee.
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U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring on a given trading day (Valuation Period). For example, if a Contract Owner executes multiple transfers involving 10 investment options in one day, this counts as one transfer event. A single transfer occurring on a given trading day and involving only two investment options will also count as one transfer event.
As a result of this monitoring process, Nationwide may restrict the method of communication by which transfer orders will be accepted. In general, Nationwide will adhere to the following guidelines:
Trading Behavior	Nationwide's Response
Six or more transfer events in one calendar quarter	Nationwide will mail a letter to the Contract Owner notifying them that:
(1) they have been identified as engaging in harmful trading practices; and
(2) if their transfer events exceed 11 in two consecutive calendar quarters or 20 in one calendar year, the Contract Owner will be limited to submitting transfer requests via U.S. mail on a Nationwide issued form.

More than 11 transfer events in two consecutive calendar quarters OR More than 20 transfer events in one calendar year	Nationwide will automatically limit the Contract Owner to submitting transfer requests via U.S. mail on a Nationwide issued form.
For purposes of Nationwide's transfer policy, U.S. mail includes standard U.S. mail, overnight U.S. mail, and overnight delivery via private carrier.
Each January 1, Nationwide will start the monitoring anew, so that each contract starts with 0 transfer events each January 1. See, however, the Other Restrictions provision.
Managers of Multiple Contracts
Some financial professionals manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. These multi-contract financial professionals will generally be required by Nationwide to submit all transfer requests via U.S. mail.
Nationwide may, as an administrative practice, implement a "one-day delay" program for these multi-contract financial professionals, which they can use in addition to or in lieu of submitting transfer requests via U.S. mail. The one-day delay option permits multi-contract financial professionals to continue to submit transfer requests via the Internet or telephone. However, transfer requests submitted by multi-contract financial professionals via the Internet or telephone will not receive the next available Accumulation Unit value. Rather, they will receive the Accumulation Unit value that is calculated on the following Valuation Date. Transfer requests submitted under the one-day delay program are irrevocable. Multi-contract financial professionals will receive advance notice of being subject to the one-day delay program.
Other Restrictions
Contract Owners that are required to submit transfer requests via U.S. mail will be required to use a Nationwide issued form for their transfer request. Nationwide will refuse transfer requests that either do not use the Nationwide issued form for their transfer request or fail to provide accurate and complete information on their transfer request form. In the event that a Contract Owner's transfer request is refused by Nationwide, they will receive notice in writing by U.S. mail and will be required to resubmit their transfer request on a Nationwide issued form.
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary in order to protect Contract Owners, Annuitants, and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly.
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Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any Contract Owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by Contract Owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide's policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into a specific Sub-Account upon instruction from the underlying mutual fund in which that Sub-Account invests. Nationwide and any affected Contract Owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange. If an underlying mutual fund refuses to accept a purchase or request to exchange into the Sub-Account associated with the underlying mutual fund submitted by Nationwide, Nationwide will keep any affected Contract Owner in their current Sub-Account allocation.
Transfers Prior to Annuitization
Transfers from the Fixed Account
A Contract Owner may request to transfer allocations from the Fixed Account to the Sub-Accounts or a GTO only upon reaching the end of a Fixed Account interest rate guarantee period. Fixed Account transfers must be made within 45 days after the end of the interest rate guarantee period.
Normally, Nationwide will permit 100% of the maturing Fixed Account allocations to be transferred. However, Nationwide may limit the amount that can be transferred from the Fixed Account. Nationwide will determine the amount that may be transferred and will declare this amount at the end of the Fixed Account interest rate guarantee period. The maximum transferable amount will never be less than 10% of the Fixed Account allocation reaching the end of a Fixed Account interest rate guarantee period.
Contract Owners who use Dollar Cost Averaging may transfer from the Fixed Account under the terms of that program.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Transfers to the Fixed Account
Normally, Nationwide will not restrict transfers to the Fixed Account; however, Nationwide may establish a maximum transfer limit for transfers to the Fixed Account. Except as noted below, the transfer limit will not be less than 10% of the current value of Sub-Account allocations, less any transfers made in the 12 months preceding the date the transfer is requested, but not including transfers made prior to the imposition of the transfer limit.
Nationwide reserves the right to limit or refuse transfers to the Fixed Account. Generally, Nationwide will invoke this right when interest rates are low by historical standards.
Transfers from a Guaranteed Term Option
Transfers from a Guaranteed Term Option prior to maturity are subject to a market value adjustment.
Transfers from the Sub-Accounts
Except as otherwise indicated in Transfers to the Fixed Account, a Contract Owner may request to transfer allocations from the Sub-Accounts to the Fixed Account or a GTO at any time.
Transfers Among the Sub-Accounts
A Contract Owner may request to transfer allocations among the Sub-Accounts at any time, subject to terms and conditions imposed by this prospectus and the underlying mutual funds.
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Transfers After Annuitization
After annuitization, the portion of the Contract Value allocated to fixed annuity payments and the portion of the Contract Value allocated to variable annuity payments may not be changed.
After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
Right to Examine and Cancel
If the Contract Owner elects to cancel the contract, he/she may return it to the Service Center within a certain period of time known as the "free look" period. Depending on the state in which the contract was purchased (and, in some states, if the contract is purchased as a replacement for another annuity contract), the free look period may be 10 days or longer. For ease of administration, Nationwide will honor any free look cancellation request that is in good order and received at the Service Center or postmarked within 30 days after the contract issue date. The contract issue date is the date the initial purchase payment is applied to the contract.
Where state law requires the return of purchase payments for free look cancellations, Nationwide will return all purchase payments applied to the contract, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract, but under no circumstances will the amount returned be less than the purchase payments made to the contract.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will return the Contract Value as of the date of the cancellation, less any withdrawals from the contract and any applicable federal and state income tax withholding. Nationwide will recapture all of the Extra Value Option credits applied to the contract. The Contract Owner will retain any earnings attributable to the Extra Value Option credits, but all losses attributable to the Extra Value Option credits will be incurred by Nationwide.
Liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by Nationwide.
Allocation of Purchase Payments during Free Look Period
Where state law requires the return of purchase payments for free look cancellations, Nationwide will allocate initial purchase payments allocated to Sub-Accounts to the money market Sub-Account during the free look period.
Where state law requires the return of Contract Value for free look cancellations, Nationwide will immediately allocate initial purchase payments to the investment options based on the instructions contained on the application.
Surrender/Withdrawal Prior to Annuitization
Prior to annuitization and before the Annuitant's death, Contract Owners may generally withdraw some or all of their Contract Value. Withdrawals from the contract may be subject to federal income tax and/or a tax penalty (see Appendix C: Contract Types and Tax Information). Withdrawal requests may be submitted in writing or by telephone to the Service Center and Nationwide may require additional information. Requests submitted by telephone will be subject to dollar amount limitations and may be subject to payment and other restrictions to prevent fraud. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms for withdrawals. Nationwide reserves the right to remove the ability to submit requests by telephone upon written notice. Contact the Service Center for current limitations and restrictions. When taking a full surrender, Nationwide may require that the contract accompany the request. Nationwide may require a signature guarantee.
Surrender and withdrawal requests will receive the Accumulation Unit value next determined at the end of the current Valuation Period if the request and all necessary information is received at the Service Center before the close of regular trading on the New York Stock Exchange (generally, 4:00 pm EST). If the request and all necessary information is received after the close of regular trading on the New York Stock Exchange, the request will receive the Accumulation Unit value determined at the end of the next Valuation Day.
Nationwide will pay any amounts withdrawn from the Sub-Accounts within seven days after the request is received in good order at the Service Center (see Determining the Contract Value). However, Nationwide may suspend or postpone payment when it is unable to price a purchase payment or transfer, or as permitted or required by federal securities laws and rules and regulations of the SEC.
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Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
If the Extra Value Option has been elected, and the amount withdrawn is subject to a CDSC, then for the first seven Contract Years only, a portion of the amount credited under the Extra Value Option may be recaptured. No recapture will take place after the end of the seventh Contract Year.
Partial Withdrawals
If a Contract Owner requests a partial withdrawal, Nationwide will redeem Accumulation Units from the Sub-Accounts and an amount from the Fixed Account and the GTOs. The amount withdrawn from each investment option will be in proportion to the value in each option at the time of the withdrawal request, unless Nationwide is instructed otherwise.
Partial withdrawals are subject to the CDSC provisions of the contract. If a CDSC is assessed, the Contract Owner may elect to have the CDSC deducted from either:
(a)	the amount requested; or
(b)	the Contract Value remaining after the Contract Owner has received the amount requested.
If the Contract Owner does not make a specific election, any applicable CDSC will be deducted from the amount requested by the Contract Owner.
The CDSC deducted is a percentage of the amount requested by the Contract Owner. Amounts deducted for CDSC are not subject to subsequent CDSC.
Partial Withdrawals to Pay Investment Advisory Fees
Some Contract Owners utilize an investment advisor(s) to manage their assets, for which the investment advisor assesses a fee. Investment advisors are not endorsed or affiliated with Nationwide and Nationwide makes no representation as to their qualifications. The fees for these investment advisory services are specified in the respective account agreements and are separate from and in addition to the contract fees and expenses described in this prospectus. Some Contract Owners authorize their investment advisor to take a partial withdrawal(s) from the contract in order to collect investment advisory fees. Withdrawals taken from this contract to pay advisory or investment management fees are subject to the CDSC provisions of the contract and may be subject to income tax and/or tax penalties.
Full Surrenders
Upon full surrender, the Contract Value may be more or less than the total of all purchase payments made to the contract. The Contract Value will reflect:
•	Variable Account charges
•	underlying mutual fund charges
•	the investment performance of the underlying mutual funds
•	amounts allocated to the Fixed Account and any interest credited
•	amounts allocated to the GTOs plus or minus any market value adjustment
•	application of any Extra Value Option credits (and any recapture of such credits, if applicable)
•	any outstanding loan balance plus accrued interest
A CDSC may apply.
Withdrawals Under Certain Plan Types
Withdrawals Under a Texas Optional Retirement Program or a Louisiana Optional Retirement Plan
Redemption restrictions apply to contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan.
The Texas Attorney General has ruled that participants in contracts issued under the Texas Optional Retirement Program may only take withdrawals if:
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•	the participant dies;
•	the participant retires;
•	the participant terminates employment due to total disability; or
•	the participant that works in a Texas public institution of higher education terminates employment.
A participant under a contract issued under the Louisiana Optional Retirement Plan may only take distributions from the contract upon retirement or termination of employment. All retirement benefits under this type of plan must be paid as lifetime income; lump sum cash payments are not permitted, except for death benefits.
Due to these restrictions, a participant under either of these plans will not be able to withdraw Cash Value from the contract unless one of the applicable conditions is met. However, Contract Value may be transferred to other carriers, subject to any CDSC.
Nationwide issues this contract to participants in the Texas Optional Retirement Program in reliance upon and in compliance with Rule 6c-7 of the Investment Company Act of 1940. Nationwide issues this contract to participants in the Louisiana Optional Retirement Plan in reliance upon and in compliance with an exemptive order that Nationwide received from the SEC on August 22, 1990.
Withdrawals Under a Tax Sheltered Annuity
Contract Owners of a Tax Sheltered Annuity may withdraw part or all of their Contract Value before the earlier of the Annuitization Date or the Annuitant’s death, except as provided below:
(A)	Contract Value attributable to contributions made under a qualified cash or deferred arrangement (within the meaning of Internal Revenue Code Section 402(g)(3)(A)), a salary reduction agreement (within the meaning of Internal Revenue Code Section 402(g)(3)(C)), or transfers from a Custodial Account (described in Section 403(b)(7) of the Internal Revenue Code), may be withdrawn only:
(1)	when the Contract Owner reaches age 59½, separates from service, dies, or becomes disabled (within the meaning of Internal Revenue Code Section 72(m)(7)); or
(2)	in the case of hardship (as defined for purposes of Internal Revenue Code Section 401(k)), provided that any such hardship surrender may not include any income earned on salary reduction contributions.
(B)	The withdrawal limitations described previously also apply to:
(1)	salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;
(2)	earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and
(3)	all amounts transferred from Internal Revenue Code Section 403(b)(7) Custodial Accounts (except that earnings and employer contributions as of December 31, 1988 in such Custodial Accounts may be withdrawn in the case of hardship).
Any distribution other than the above, including a free look cancellation of the contract (when available) may result in taxes, penalties, and/or retroactive disqualification of a Tax Sheltered Annuity.
In order to prevent disqualification of a Tax Sheltered Annuity after a free look cancellation, Nationwide will transfer the proceeds to another Tax Sheltered Annuity upon proper direction by the Contract Owner.
These provisions explain Nationwide's understanding of current withdrawal restrictions. These restrictions may change.
Distributions pursuant to Qualified Domestic Relations Orders will not violate the restrictions stated previously.
Surrender/Withdrawal After Annuitization
After the Annuitization Date, withdrawals other than regularly scheduled annuity payments are not permitted.
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Loan Privilege
The loan privilege is only available to owners of Tax Sheltered Annuities. Loans may be taken from the Contract Value after expiration of the free look period up to the Annuitization Date. Loans are subject to the terms of the contract, the plan, and the Internal Revenue Code. Nationwide may modify the terms of a loan to comply with changes in applicable law. Loans are not available in all states.
Minimum and Maximum Loan Amounts
Contract Owners may borrow a minimum of $1,000, unless Nationwide is required by law to allow a lesser minimum amount. Each loan must individually satisfy the contract minimum amount.
The maximum nontaxable loan amount is based on information provided by the participant or the employer. This amount may be impacted if a participant has additional loans from other plans. The total of all outstanding loans must not exceed the following limits:
	Contract Values	Maximum Outstanding Loan Balance Allowed
Non-ERISA Plans	up to $20,000	up to 80% of Contract Value (not more than $10,000)
	$20,000 and over	up to 50% of Contract Value (not more than $50,000*)
ERISA Plans	All	up to 50% of Contract Value (not more than $50,000*)
*	The $50,000 limits will be reduced by the highest outstanding balance owed during the previous 12 months.
For salary reduction Tax Sheltered Annuities, loans may be secured only by the Contract Value.
Maximum Loan Processing Fee
Nationwide charges a Loan Processing Fee at the time each new loan is processed. The Loan Processing Fee will not exceed $25 per loan processed. This fee compensates Nationwide for expenses related to administering and processing loans. Loans are not available in all states. In addition, some states may not allow Nationwide to assess a Loan Processing Fee.
The fee is taken from all of the investment options in proportion to the Contract Value at the time the loan is processed.
How Loan Requests are Processed
All loans are made from assets in Nationwide’s General Account. As collateral for the loan, Nationwide holds an amount equal to the loan in a collateral fixed account (which is part of Nationwide’s General Account).
When a loan request is processed, Nationwide transfers Accumulation Units from the Sub-Accounts to the collateral fixed account until the requested amount is reached. The amount deducted from the Sub-Accounts will be in the same proportion as the Sub-Account allocations, unless the Contract Owner has instructed otherwise. If there are not enough Accumulation Units available in the contract to reach the requested loan amount, Nationwide would then transfer Contract Value from the Fixed Account. Contract Value transferred from the Fixed Account to meet the requested loan amount is not subject to the Fixed Account transfer limitations otherwise applicable under the contract.
If the requested loan amount is not reached based on the transfers stated above, any remaining required collateral for the loan will be transferred from the Guaranteed Term Options. Transfers from the Guaranteed Term Options may be subject to a market value adjustment.
No CDSC will be deducted on transfers related to loan processing.
Interest Charged and Credited
Compound interest is charged on the outstanding loan balance consisting of outstanding principal plus accrued interest. The total interest rate is comprised of a collateral interest rate plus a finance interest rate. The total interest rate is disclosed at the time of loan application or loan issuance.
The finance interest rate will be 2.25%. The collateral interest rate will be the total interest rate minus the finance interest rate and will be no less than the guaranteed minimum interest rate stated in the contract.
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When a loan is repaid in accordance with the payment schedule provided at the time the loan is issued, collateral interest and finance interest that accrue between scheduled payments are paid off. As payments are made, collateral interest is credited to the collateral fixed account, and finance interest is paid to Nationwide. Finance interest may provide revenue for risk charges and profit.
Accrual of Principal and Interest After Default
Upon default, unpaid principal and collateral interest, and finance interest, will separately accrue and compound at the total interest rate. When the total interest rate is applied to accruing finance interest after default, the entire amount of interest is added to the outstanding finance interest. This will cause the total amount of the outstanding loan balance to grow rapidly over time. Following is an example of how principal and collateral interest, and finance interest accrue over time after a total default of a $50,000 loan.
After default, the first time interest is calculated:
1A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal;

6.25%	x	$50,000	=	$3,125
(total interest rate)		(outstanding principal)		($2,000 =collateral interest $1,125 = finance interest)
1B.	The amount from 1A representing collateral interest is added to the outstanding principal;

$2,000	+	$50,000	=	$52,000
(collateral interest)		(outstanding principal)		(outstanding principal and collateral interest)
1C.	The amount from 1A representing finance interest is held separately, and subsequently accrues interest at the total interest rate on a compound basis and will become the outstanding finance interest; and

$1,125
(outstanding finance interest)
1D.	The outstanding principal and collateral interest, and the outstanding finance interest, are added to determine the total outstanding principal and interest.

$52,000	+	$1,125	=	$53,125
(outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
Thereafter, when interest is calculated:
2A.	The total interest rate (collateral interest rate plus finance interest rate) is applied to the outstanding principal and collateral interest from 1A above;

6.25%	x	$52,000	=	$3,250
(total interest rate)		(1A outstanding principal and collateral interest)		($2,080 = collateral interest $1,170 = finance interest)
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2B.	The amount from step 2A representing collateral interest is added to the outstanding principal and collateral interest from 1A;

$2,080	+	$52,000	=	$54,080
(collateral interest)		(1A outstanding principal and collateral interest)		(outstanding principal and collateral interest)
2C.	The total interest rate is applied to the outstanding finance interest from 1C and added to that outstanding finance interest ;

6.25%	x	$1,125	=	$70.31
(total interest rate)		(outstanding finance interest)		(finance interest)

$70.31	+	$1,125	=	$1,195.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2D.	The amount from step 2A representing finance interest is added to the outstanding finance interest amount in 2C;

$1,170	+	$1,195.31	=	$2,365.31
(finance interest)		(outstanding finance interest)		(outstanding finance interest)
2E.	The outstanding principal and collateral interest from 2B, and the outstanding finance interest from 2D are added together to determine the total outstanding principal and interest.

$54,080	+	$2,365.31	=	$56,445.31
(total outstanding principal and collateral interest)		(outstanding finance interest)		(total outstanding principal and interest)
This method of interest calculation and accrual is applied to the total outstanding principal and collateral interest, and finance interest balances until the entire loan balance is paid. Under this method of interest calculation, after 15 years of default, a $50,000 loan on which no payments were made will accrue as follows:
Outstanding Principal	$50,000
Outstanding Collateral Interest	$ 40,047
Outstanding Finance Interest	$34,091
Total Outstanding Principal and Interest	$124,138
Loan Repayment
Loans must be repaid in five years. However, if the loan is used to purchase the Contract Owner’s principal residence, the Contract Owner has 15 years to repay the loan.
Contract Owners must identify loan repayments as loan repayments or they will be treated as purchase payments and will not reduce the outstanding loan balance. Payments must be substantially level and made at least quarterly. Over time, unpaid loan interest charges can cause the total amount of the outstanding loan balance to be significant, so it is advantageous to make a loan repayment at least quarterly. The Contract Owner should contact the Service Center to obtain loan pay-off amounts.
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When the Contract Owner makes a loan repayment, the amount in the collateral fixed account will be reduced by the amount of the payment that represents loan principal. Additionally, the amount of the payment that represents loan principal and credited interest will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the Contract Owner directs otherwise.
Loan repayments to the Guaranteed Term Options must be at least $1,000. If the proportional share of the repayment to the Guaranteed Term Option is less than $1,000, that portion of the repayment will be allocated to the money market Sub-Account unless the Contract Owner directs otherwise.
Distributions and Annuity Payments
Distributions made from the contract while a loan is outstanding will be reduced by the amount of the outstanding loan plus accrued interest if:
•	the contract is surrendered;
•	the Contract Owner/Annuitant dies;
•	the Contract Owner who is not the Annuitant dies prior to annuitization; or
•	annuity payments begin.
Transferring the Contract
Nationwide reserves the right to restrict any transfer of the contract while the loan is outstanding.
Grace Period and Loan Default
If a loan payment is not made when due, interest will continue to accrue. A grace period may be available (refer to the terms of the loan agreement). During the grace period, the loan is considered outstanding, but not in default. If a loan payment is not made by the end of the applicable grace period and the Contract Owner is eligible for a distribution, the loan payment amount may be deducted from the Contract Value and applied as a loan payment, which will be treated as an actual distribution.
If the Contract Owner fails to make a full payment by the end of the applicable grace period, and is not eligible to take a distribution, the loan will default. In the year of a default, the entire outstanding loan balance, plus accrued interest, will be treated as a deemed distribution and will be taxable to the Contract Owner. This deemed distribution may also be subject to an early withdrawal tax penalty by the Internal Revenue Service. After default, the loan is still outstanding and interest will continue to accrue until the entire loan balance has been repaid. Additional loans are not available until all defaulted loans have been repaid.
Assignment
Contracts other than Non-Qualified Contracts may not be assigned, pledged or otherwise transferred except where allowed by law.
A Non-Qualified Contract Owner may assign some or all rights under the contract while the Annuitant is alive, subject to Nationwide’s consent. Nationwide is not responsible for the validity or tax consequences of any assignment and Nationwide is not liable for any payment or settlement made before the assignment is recorded. Assignments will not be recorded until Nationwide receives sufficient direction from the Contract Owner and the assignee regarding the proper allocation of contract rights.
Amounts pledged or assigned will be treated as distributions and will be included in gross income to the extent that the cash value exceeds the investment in the contract for the taxable year in which it was pledged or assigned. Amounts assigned may be subject to a tax penalty equal to 10% of the amount included in gross income.
Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect.
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Contract Owner Services
Asset Rebalancing
Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Asset Rebalancing is not available for assets held in the Fixed Account or the GTOs. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing.
Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions).
Asset Rebalancing may be subject to employer limitations or restrictions for contracts issued to a Tax Sheltered Annuity plan. Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing.
Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Dollar Cost Averaging
Dollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from the Fixed Account and/or certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
Contract Owners direct Nationwide to automatically transfer specified amounts from the Fixed Account and the following Sub-Account(s) (if available):
•	Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
to any other Sub-Account(s). Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value at the time the program is requested. Contract Owners that wish to utilize Dollar Cost Averaging should first inquire whether any Enhanced Fixed Account Dollar Cost Averaging programs are available.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Fixed Account or Sub-Account will remain allocated to the Fixed Account or Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Enhanced Fixed Account Dollar Cost Averaging
Nationwide may, periodically, offer Dollar Cost Averaging programs with an enhanced interest rate referred to as "Enhanced Fixed Account Dollar Cost Averaging." Enhanced Fixed Account Dollar Cost Averaging involves the automatic transfer of a specific amount from an enhanced rate Fixed Account into any Sub-Account(s). With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss.
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Only new purchase payments to the contract are eligible for Enhanced Fixed Account Dollar Cost Averaging. Enhanced Fixed Account Dollar Cost Averaging transfers may not be directed to the Fixed Account or the GTOs. Amounts allocated to the enhanced rate Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program earn a higher rate of interest than assets allocated to the standard Fixed Account. Each enhanced rate is guaranteed for as long as the corresponding program is in effect.
Transfers occur monthly or on another frequency if permitted by Nationwide. Nationwide will process transfers until either amounts allocated to the Fixed Account as part of an Enhanced Fixed Account Dollar Cost Averaging program are exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, Nationwide will automatically reallocate any amount remaining in the enhanced rate Fixed Account according to future investment allocation instructions, unless directed otherwise. Enhanced Fixed Account Dollar Cost Averaging transfers are not considered transfer events.
Nationwide reserves the right to stop establishing new Enhanced Fixed Account Dollar Cost Averaging programs.
Nationwide is required by state law to reserve the right to postpone payment or transfer of assets from the Fixed Account for a period of up to six months from the date of the withdrawal or transfer request.
Systematic Withdrawals
Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center.
The withdrawals will be taken from the Sub-Accounts and the Fixed Account proportionally unless Nationwide is instructed otherwise. Systematic Withdrawals are not available for assets held in the Guaranteed Term Options.
Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments.
A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used.
The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge).
Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Death Benefit
Death of Contract Owner
If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the last surviving Contract Owner's estate becomes the Contract Owner.
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A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.
Death of Annuitant
If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit.
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void.
Death of Contract Owner/Annuitant
If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit.
If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
Death Benefit Payment
The recipient of the death benefit may elect to receive the death benefit:
(1)	in a lump sum;
(2)	as an annuity (see Annuity Payment Options); or
(3)	in any other manner permitted by law and approved by Nationwide.
Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid.
If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Any Contract Value not allocated to the Sub-Accounts will remain invested and will not be reallocated to the available money market Sub-Account.
Death Benefit Calculations
The value of each component of the death benefit calculation will be determined as of the date Nationwide receives:
(1)	proper proof of the Annuitant's death;
(2)	an election specifying the distribution method; and
(3)	any state required form(s).
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An applicant may elect either the standard death benefit (Five-Year Reset Death Benefit) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.
Standard Death Benefit (Five-Year Reset Death Benefit)
If the Annuitant dies before the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the Contract Value as of the most recent five-year Contract Anniversary before the Annuitant’s 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that five-year Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.15% of the Daily Net Assets, an applicant can elect the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
One-Year Step Up Death Benefit Option
For an additional charge at an annualized rate of 0.05% of the Daily Net Assets, an applicant can elect the One-Year Step-Up Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The One-Year Step Up Death Benefit Option is only available until state approval is received for the One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or
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(3)	the highest Contract Value on any Contract Anniversary prior to the 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The One-Year Step-Up Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option
For an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
(1)	the Contract Value;
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn;
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 86th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary; or
(4)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% compound interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option also includes a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met, and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse.
5% Enhanced Death Benefit Option
For an additional charge at an annualized rate of 0.10% of the Daily Net Assets, an applicant can elect the 5% Enhanced Death Benefit Option. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. The 5% Enhanced Death Benefit Option is only available until state approval is received for the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
If the Annuitant dies prior to the Annuitization Date, the death benefit will be the greatest of:
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(1)	the Contract Value; or
(2)	the 5% interest anniversary value.
The 5% interest anniversary value is equal to purchase payments minus amounts withdrawn, accumulated at 5% simple interest until the last Contract Anniversary prior to the Annuitant’s 86th birthday. Such total accumulated amount shall not exceed 200% of the net of purchase payments and amounts withdrawn. The adjustment for amounts subsequently surrendered after the most recent Contract Anniversary will reduce the 5% interest anniversary value in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
Items shown above that use Contract Value as a factor may include a market value adjustment for any amounts allocated to a GTO.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s).
The 5% Enhanced Death Benefit Option also includes the a Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met.
The One-Year Step-Up Death Benefit Option and the 5% Enhanced Death Benefit Option may both be elected, in which case the death benefit will be the greater of the two benefits.
Spousal Protection Feature
The One-Year Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option and the Greater of One-Year or 5% Enhanced Death Benefit with Long-Term Care/Nursing Home Waiver and Spousal Protection Option include a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:
(1)	One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner;
(2)	The spouses must be Co-Annuitants;
(3)	Both spouses must be age 85 or younger at the time the contract is issued;
(4)	Both spouses must be named as beneficiaries;
(5)	No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary;
(6)	If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and
(7)	If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate.
If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant.
If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse.
The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
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Annuity Commencement Date
The Annuity Commencement Date is the date on which annuity payments are scheduled to begin. Generally, the Contract Owner designates the Annuity Commencement Date at the time of application. If no Annuity Commencement Date is designated at the time of application, Nationwide will establish the Annuity Commencement Date as the date the Annuitant reaches age 90. The Contract Owner may initiate a change to the Annuity Commencement Date at any time. Additionally, Nationwide will notify the Contract Owner approximately 90 days before the impending Annuity Commencement Date of the opportunity to change the Annuity Commencement Date or annuitize the contract.
Any request to change the Annuity Commencement Date must meet the following requirements:
•	the request is made prior to annuitization;
•	the requested date is at least two years after the date of issue;
•	the requested date is not later than the Annuitant’s 90th birthday (or the 90th birthday of the oldest Annuitant if there are joint Annuitants) unless approved by Nationwide; and
•	the request for change is made in writing, submitted in good order to the Service Center, and approved by Nationwide.
Generally, Nationwide will not initiate annuitization until specifically directed to do so. However, for Non-Qualified Contracts only, Nationwide will automatically initiate annuitization within 45 days after the Annuity Commencement Date (whether default or otherwise), unless (1) Nationwide has had direct contact with the Contract Owner (indicating that the contract is not abandoned); or (2) the Contract Owner has taken some type of action which is inconsistent with the desire to annuitize.
Annuitizing the Contract
Annuitization Date
The Annuitization Date is the date that annuity payments begin.
Any optional death benefit that the Contract Owner elects will automatically terminate upon annuitization.
The Annuitization Date will be the first day of a calendar month unless otherwise agreed. Unless otherwise required by state law, the Annuitization Date must be at least two years after the contract is issued, but may not be later than either:
•	the age (or date) specified in the contract; or
•	the age (or date) specified by state law, where applicable.
The Internal Revenue Code may require that distributions be made prior to the Annuitization Date (see Appendix C: Contract Types and Tax Information).
On the Annuitization Date, the Annuitant becomes the Contract Owner unless the Contract Owner is a Charitable Remainder Trust.
If the contract is issued to fund a Tax Sheltered Annuity, annuitization may occur during the first two Contract Years subject to Nationwide’s approval.
Annuitization
Annuitization is the period during which annuity payments are received. It is irrevocable once payments have begun. Upon arrival of the Annuitization Date, the Annuitant must choose:
(1)	an annuity payment option; and
(2)	either a fixed payment annuity, variable payment annuity, or an available combination.
A variable payment annuity may not be elected when exercising a Guaranteed Minimum Income Benefit option.
Annuity purchase rates are used to determine the amount of the annuity payments based upon the annuity payment option elected. Actual purchase rates used to determine annuity payments will be those in effect on the Annuitization Date, and will not be less than the guaranteed minimum purchase rates as provided in the contract.
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Nationwide guarantees that each payment under a fixed payment annuity will be the same throughout annuitization. Under a variable payment annuity, the amount of each payment will vary with the performance of the Sub-Accounts elected.
Any allocations in the Fixed Account that are to be annuitized as a variable payment annuity must be transferred to one or more Sub-Accounts prior to the Annuitization Date. There are no restrictions on Fixed Account transfers made in anticipation of annuitization.
Any allocations in the Sub-Accounts that are to be annuitized as a fixed payment annuity must be transferred to the Fixed Account prior to the Annuitization Date.
Guaranteed Term Options are not available during annuitization. Any Guaranteed Term Option allocations must be transferred out of the Guaranteed Term Options prior to the Annuitization Date. A market value adjustment may apply.
Fixed Annuity Payments
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Variable Annuity Payments
Variable annuity payments will vary depending on the performance of the Sub-Accounts selected. The Sub-Accounts available during annuitization are those Sub-Accounts corresponding to the underlying mutual funds shown in Appendix A: Underlying Mutual Fund Information.
First Variable Annuity Payment
A number of factors determine the amount of the first variable annuity payment, including, but not limited to:
•	the portion of purchase payments allocated to provide variable annuity payments;
•	the Variable Account value on the Annuitization Date;
•	the adjusted age and sex of the Annuitant (and joint annuitant, if any) in accordance with the contract;
•	the annuity payment option elected;
•	the frequency of annuity payments;
•	the Annuitization Date;
•	the assumed investment return (the net investment return required to maintain level variable annuity payments);
•	the deduction of applicable premium taxes; and
•	the date the contract was issued.
Assumed Investment Return
An assumed investment return is the net investment return required to maintain level variable annuity payments. Nationwide uses a 3.5% assumed investment return factor. Therefore, if the net investment performance of each Sub-Account in which the Contract Owner invests exactly equals 3.5% for every payment period, then each payment will be the same amount. To the extent that investment performance is not equal to 3.5% for given payment periods, the amount of the payments in those periods will not be the same. Payments will increase from one payment date to the next if the annualized net rate of return is greater than 3.5% during that time. Conversely, payments will decrease from one payment to the next if the annualized net rate of return is less than 3.5% during that time.
Nationwide uses the assumed investment rate of return to determine the amount of the first variable annuity payment.
Subsequent Variable Annuity Payments
Variable annuity payments after the first will vary with the performance of the Sub-Accounts chosen by the Contract Owner after the investment performance is adjusted by the assumed investment return factor.
The dollar amount of each subsequent variable annuity payment is determined by taking the portion of the first annuity payment funded by a particular Sub-Account divided by the Annuity Unit value for that Sub-Account as of the Annuitization Date. This establishes the number of Annuity Units provided by each Sub-Account for each variable annuity payment after the first.
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The number of Annuity Units comprising each variable annuity payment, on a Sub-Account basis, will remain constant, unless the Contract Owner transfers value from one Sub-Account to another. After annuitization, transfers among Sub-Accounts may only be made once per calendar year.
The number of Annuity Units for each Sub-Account is multiplied by the Annuity Unit value for that Sub-Account for the Valuation Period for which the payment is due. The sum of these results for all the Sub-Accounts in which the Contract Owner invests establishes the dollar amount of the variable annuity payment.
Subsequent variable annuity payments may be more or less than the previous variable annuity payment, depending on whether the net investment performance of the elected Sub-Accounts is greater or lesser than the assumed investment return.
Value of an Annuity Unit
Annuity Unit values for Sub-Accounts are determined by:
(1)	multiplying the Annuity Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account for the subsequent Valuation Period; and then
(2)	multiplying the result from (1) by a factor to neutralize the assumed investment return factor.
The Net Investment Factor for any particular Sub-Account on or after the Annuitization Date is determined by dividing (a) by (b), and then subtracting (c) from the result, where:
(a)	is the sum of:
(1)	the Net Asset Value of the underlying mutual fund as of the end of the current Valuation Period; and
(2)	the per share amount of any dividend or income distributions made by the underlying mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period).
(b)	is the Net Asset Value of the underlying mutual fund determined as of the end of the preceding Valuation Period.
(c)	is a factor representing the daily Variable Account charges, which is equal to 0.95% of the Daily Net Assets.
The charge used to calculate the Annuity Unit Value may be higher if the Contract Owner elected an optional benefit that assesses a charge after the Annuitization Date (see Synopsis of the Contracts).
Based on the change in the Net Investment Factor, the value of an Annuity Unit may increase or decrease. Changes in the Net Investment Factor may not be directly proportional to changes in the Net Asset Value of the underlying mutual fund shares because of the deduction of Variable Account charges.
Though the number of Annuity Units will not change as a result of investment experience, the value of an Annuity Unit may increase or decrease from Valuation Period to Valuation Period.
Frequency and Amount of Annuity Payments
Annuity payments are based on the annuity payment option elected.
If the net amount to be annuitized is less than $5,000, Nationwide reserves the right to pay this amount in a lump sum instead of periodic annuity payments.
Nationwide reserves the right to change the frequency of payments if the amount of any payment becomes less than $100. The payment frequency will be changed to an interval that will result in payments of at least $100. Nationwide will send annuity payments no later than seven days after each annuity payment date.
Guaranteed Minimum Income Benefit Options
Guaranteed Minimum Income Benefit Options or GMIBs are only available for contracts issued prior to May 1, 2003, and must have been elected at the time of application. The GMIBs may not be approved in all state jurisdictions.
A GMIB is a benefit that ensures the availability of a minimum amount when the Contract Owner wishes to annuitize the contract. This minimum amount, referred to as the Guaranteed Annuitization Value, may be used at specified times to provide a guaranteed level of determinable lifetime annuity payments. The GMIB may provide protection in the event of lower Contract Values that may result from the investment performance of the contract.
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How the Guaranteed Annuitization Value is Determined
There are two options available at the time of application. The Guaranteed Annuitization Value is determined differently based on the option the Contract Owner elects.
Calculation Under GMIB Option 1
The Guaranteed Annuitization Value is equal to (a) – (b), but will never be greater than 200% of all purchase payments, where:
(a)	is the sum of all purchase payments, plus interest accumulated at a compounded annual rate of 5% starting at the date of issue and ending on the Contract Anniversary occurring immediately prior to the Annuitant’s 86th birthday; and
(b)	is the reduction to (a) due to withdrawals made from the contract. All such reductions will be proportionately the same as reductions to the Contract Value caused by withdrawals. For example, a surrender that reduces the Contract Value by 25% will also reduce the Guaranteed Annuitization Value by 25%.
Special Restrictions for GMIB Option 1
After the first Contract Year, if the value of the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value in any Contract Year due to:
(1)	the application of additional purchase payments;
(2)	surrenders; or
(3)	transfers from the Sub-Accounts;
then 0% interest will accrue in that Contract Year for purposes of calculating the Guaranteed Annuitization Value.
If the Contract Owner’s Fixed Account allocation becomes greater than 30% of the Contract Value solely as a result of fluctuations in the value of Sub-Account allocations, interest will continue to accrue for the purposes of the Guaranteed Annuitization Value at 5% annually, subject to the other terms and conditions outlined herein.
Calculation Under GMIB Option 2
The Guaranteed Annuitization Value will be equal to the highest Contract Value on any Contract Anniversary occurring prior to the Annuitant’s 86th birthday, less an adjustment for amounts withdrawn, plus purchase payments received after that Contract Anniversary.
When the Guaranteed Annuitization Value May Be Used
The Contract Owner may use the Guaranteed Annuitization Value by annuitizing the contract during the 30-day period following any Contract Anniversary, provided the contract has been in effect for seven years and the Annuitant has attained age 60.
Annuity Payment Options That May Be Used With the Guaranteed Annuitization Value
The Contract Owner may elect any life contingent fixed annuity payment option described in this provision, calculated using the guaranteed annuity purchase rates set forth in the contract. The permitted fixed annuity payment options include:
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with 10 or 20 Year Term Certain.
Other GMIB Terms and Conditions
While a GMIB does provide a Guaranteed Annuitization Value, a GMIB may not be appropriate for all investors.
•	A GMIB does NOT in any way guarantee the performance of any Sub-Account or any other investment option available under the contract.
•	Once elected, the GMIB is irrevocable, meaning that even if the investment performance of the selected investment options surpasses the minimum guarantees associated with the GMIB, the GMIB charges will continue to be assessed.
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•	The GMIB in no way restricts or limits the rights of Contract Owners to annuitize the contract at other times permitted under the contract, nor will it in any way restrict the right to annuitize the contract using Contract Values that may be higher than the Guaranteed Annuitization Value.
Consult a qualified financial advisor in evaluating the GMIB options.
Annuity Payment Options
The Annuitant must elect an annuity payment option before the Annuitization Date. If the Annuitant does not elect an annuity payment option by that date, a variable payment Single Life with a 20 Year Term Certain annuity payment option will be assumed as the automatic form of payment upon annuitization. Once elected or assumed, the annuity payment option may not be changed.
Not all of the annuity payment options may be available in all states. Additionally, the annuity payment options available may be limited based on the Annuitant's age (and the joint Annuitant's age, if applicable) or requirements under the Internal Revenue Code.
Annuity Payment Options Available to All Contracts
•	Single Life;
•	Standard Joint and Survivor; and
•	Single Life with a 10 or 20 Year Term Certain.
Each of the annuity payment options is discussed more thoroughly below.
Single Life
The Single Life annuity payment option provides for annuity payments to be paid during the lifetime of the Annuitant. This option is not available if the Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment before the Annuitant's death. For example, if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one payment. The Annuitant will only receive two annuity payments if he or she dies before the third payment date, and so on. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Standard Joint and Survivor
The Standard Joint and Survivor annuity payment option provides for annuity payments to continue during the joint lifetimes of the Annuitant and joint Annuitant. After the death of either the Annuitant or joint Annuitant, payments will continue for the life of the survivor. This option is not available if the Annuitant or joint Annuitant is 86 or older on the Annuitization Date.
Payments will cease with the last payment due prior to the death of the last survivor of the Annuitant and joint Annuitant. As is the case of the Single Life annuity payment option, there is no guaranteed number of payments. Therefore, it is possible that if the Annuitant dies before the second annuity payment date, the Annuitant will receive only one annuity payment. No death benefit will be paid.
No withdrawals other than the scheduled annuity payments are permitted.
Single Life with a 10 or 20 Year Term Certain
The Single Life with a 10 or 20 Year Term Certain annuity payment option provides that monthly annuity payments will be paid during the Annuitant's lifetime or for the term selected, whichever is longer. The term may be either 10 or 20 years.
If the Annuitant dies before the end of the 10 or 20 year term, payments will be paid to the beneficiary for the remainder of the term.
No withdrawals other than the scheduled annuity payments are permitted.
Any Other Option
Annuity payment options not set forth in this provision may be available. Any annuity payment option not set forth in this provision must be approved by Nationwide.
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Statements and Reports
Nationwide will mail Contract Owners statements and reports. Therefore, Contract Owners should promptly notify the Service Center of any address change.
These mailings will contain:
•	statements showing the contract's quarterly activity;
•	confirmation statements showing transactions that affect the contract's value. Confirmation statements will not be sent for recurring transactions (i.e., Dollar Cost Averaging or salary reduction programs). Instead, confirmation of recurring transactions will appear in the contract's quarterly statements; and
•	semi-annual and annual reports of allocated underlying mutual funds.
Contract Owners can receive information from Nationwide faster and reduce the amount of mail received by signing up for Nationwide's eDelivery program. Nationwide will notify Contract Owners by email when important documents (statements, prospectuses, and other documents) are ready for a Contract Owner to view, print, or download from Nationwide's secure server. To choose this option, go to: www.nationwide.com/login.
Contract Owners should review statements and confirmations carefully. All errors or corrections must be reported to Nationwide immediately to assure proper crediting to the contract. Unless Nationwide is notified within 30 days of receipt of the statement, Nationwide will assume statements and confirmation statements are correct.
IMPORTANT NOTICE REGARDING DELIVERY OF SECURITY OWNER DOCUMENTS
When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements, and semi-annual and annual reports are required to be mailed to multiple Contract Owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the Contract Owner(s). Household delivery will continue for the life of the contracts.
A Contract Owner can revoke their consent to household delivery and reinstitute individual delivery by contacting the Service Center. Nationwide will reinstitute individual delivery within 30 days after receiving such notification.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
60

Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Contents of Statement of Additional Information
General Information and History
Services
Purchase of Securities Being Offered
Underwriters
Advertising
Annuity Payments
Condensed Financial Information
Financial Statements
Investment Company Act of 1940 Registration File No. 811-08241
Securities Act of 1933 Registration File No. 333-28995
61

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met. Refer to the prospectus for each underlying mutual fund for more detailed information.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2016
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks capital growth.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (formerly, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares)
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2008
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. American Franchise Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks capital growth.
Invesco - Invesco V.I. Core Equity Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Both capital appreciation and current income
Ivy Variable Insurance Portfolios - High Income: Class II
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
62

Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2015
Investment Advisor:	Rational Advisors, Inc.
Sub-advisor:	Tuttle Tactical Management, LLC
Investment Objective:	Seeks total return on investment with dividend income as an important component of that return
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of current income consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Dimensional Fund Advisors LP and Thompson, Siegel & Walmsley LLC
Investment Objective:	The Fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
63

VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
This underlying mutual fund is no longer available to receive transfers or new purchase payments effective May 1, 2012
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
64

Appendix B: Condensed Financial Information
The following tables list the Condensed Financial Information (the Accumulation Unit value information for Accumulation Units outstanding) for contracts with no optional benefits (the minimum Variable Account charge of 0.95%) and contracts with the most expensive combination of allowable optional benefits as of December 31, 2019 (the maximum Variable Account charge of 3.95%). The term "Period" is defined as a complete calendar year, unless otherwise noted. Those Periods with an asterisk (*) reflect Accumulation Unit information for a partial year only. To obtain a copy of the Condensed Financial Information for any other Variable Account expense tier, contact the Service Center and request a copy of the Statement of Additional Information, which is available free of charge.
No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	29.661777	39.898067	34.51%	387,920
2018	32.150879	29.661777	-7.74%	481,733
2017	25.491053	32.150879	26.13%	533,343
2016	23.849811	25.491053	6.88%	599,977
2015	24.687969	23.849811	-3.40%	704,427
2014	23.058902	24.687969	7.06%	802,298
2013	19.223244	23.058902	19.95%	957,935
2012	17.574938	19.223244	9.38%	1,110,913
2011	16.276326	17.574938	7.98%	1,224,440
2010	14.249671	16.276326	14.22%	1,238,074
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	19.596842	23.637996	20.62%	169
2018	24.450295	19.596842	-19.85%	169
2017	19.797982	24.450295	23.50%	241
2016	17.072831	19.797982	15.96%	241
2015	17.638178	17.072831	-3.21%	241
2014	17.527885	17.638178	0.63%	241
2013	11.912567	17.527885	47.14%	241
2012	9.975715	11.912567	19.42%	261
2011	11.689759	9.975715	-14.66%	735
2010	8.998722	11.689759	29.90%	1,274
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	19.639944	21.290436	8.40%	689,241
2018	19.947614	19.639944	-1.54%	795,043
2017	19.357260	19.947614	3.05%	919,204
2016	18.822597	19.357260	2.84%	1,007,630
2015	19.049497	18.822597	-1.19%	1,150,862
2014	18.529367	19.049497	2.81%	1,298,934
2013	18.515457	18.529367	0.08%	1,491,021
2012	17.037121	18.515457	8.68%	1,700,289
2011	16.817912	17.037121	1.30%	2,016,270
2010	15.648396	16.817912	7.47%	2,570,111
65

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	26.321012	33.194789	26.12%	1,566,527
2018	29.011960	26.321012	-9.28%	1,768,061
2017	25.964799	29.011960	11.74%	2,010,133
2016	22.232855	25.964799	16.79%	2,315,314
2015	23.402947	22.232855	-5.00%	2,673,224
2014	21.747008	23.402947	7.61%	2,954,004
2013	17.151149	21.747008	26.80%	3,325,252
2012	14.776315	17.151149	16.07%	3,844,392
2011	14.790710	14.776315	-0.10%	4,698,682
2010	12.974852	14.790710	14.00%	5,908,009
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	33.291983	44.248361	32.91%	1,342,782
2018	33.705865	33.291983	-1.23%	1,526,332
2017	25.205595	33.705865	33.72%	1,781,450
2016	25.266377	25.205595	-0.24%	2,003,985
2015	23.828197	25.266377	6.04%	2,293,593
2014	21.636043	23.828197	10.13%	2,418,446
2013	16.037388	21.636043	34.91%	2,683,343
2012	14.135507	16.037388	13.45%	3,066,898
2011	14.250682	14.135507	-0.81%	3,696,902
2010	11.597350	14.250682	22.88%	4,413,024
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	18.359094	23.217056	26.46%	400,532
2018	21.777742	18.359094	-15.70%	450,679
2017	16.898895	21.777742	28.87%	510,564
2016	17.981441	16.898895	-6.02%	566,584
2015	17.541605	17.981441	2.51%	633,451
2014	19.283551	17.541605	-9.03%	269,023
2013	14.932471	19.283551	29.14%	307,699
2012	12.506931	14.932471	19.39%	368,399
2011	15.254762	12.506931	-18.01%	433,731
2010	13.630109	15.254762	11.92%	534,117
Invesco - Invesco V.I. American Franchise Fund: Series I Shares - Q/NQ
2019	18.321554	24.817801	35.46%	205
2018	19.193883	18.321554	-4.54%	198
2017	15.216903	19.193883	26.14%	191
2016	15.021784	15.216903	1.30%	184
2015	14.442737	15.021784	4.01%	190
2014	13.446418	14.442737	7.41%	523
2013	9.687197	13.446418	38.81%	578
2012*	10.000000	9.687197	-3.13%	637
66

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	21.408719	27.347323	27.74%	0
2018	23.856630	21.408719	-10.26%	0
2017	21.281051	23.856630	12.10%	0
2016	19.484731	21.281051	9.22%	0
2015	20.876180	19.484731	-6.67%	13
2014	19.488799	20.876180	7.12%	298
2013	15.223058	19.488799	28.02%	352
2012	13.495880	15.223058	12.80%	506
2011	13.633677	13.495880	-1.01%	1,093
2010	12.563847	13.633677	8.52%	1,164
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares - Q/NQ
2019	14.860063	17.716455	19.22%	4,313
2018	16.579155	14.860063	-10.37%	4,313
2017	15.074787	16.579155	9.98%	7,250
2016	13.219534	15.074787	14.03%	7,250
2015	13.659642	13.219534	-3.22%	4,980
2014	12.647981	13.659642	8.00%	5,134
2013	10.200467	12.647981	23.99%	5,163
2012	9.148049	10.200467	11.50%	10,535
2011*	10.000000	9.148049	-8.52%	11,352
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	29.408976	32.389947	10.14%	79,121
2018	30.334128	29.408976	-3.05%	98,455
2017	28.707080	30.334128	5.67%	115,837
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	18.546590	23.082956	24.46%	344,328
2018	20.742507	18.546590	-10.59%	406,403
2017	16.512381	20.742507	25.62%	431,380
2016	16.053670	16.512381	2.86%	472,336
2015	15.244199	16.053670	5.31%	458,034
2014	15.218030	15.244199	0.17%	385,771
2013	12.037490	15.218030	26.42%	326,134
2012	10.483109	12.037490	14.83%	259,926
2011	10.774935	10.483109	-2.71%	248,969
2010*	10.000000	10.774935	7.75%	36,477
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	18.466790	22.681633	22.82%	4,303
2018	20.087397	18.466790	-8.07%	4,975
2017	17.256439	20.087397	16.41%	6,106
2016	15.694478	17.256439	9.95%	6,763
2015	17.068283	15.694478	-8.05%	19,287
2014	17.595124	17.068283	-2.99%	19,914
2013	13.465550	17.595124	30.67%	48,448
2012	11.086505	13.465550	21.46%	30,754
2011	11.295511	11.086505	-1.85%	20,801
2010*	10.000000	11.295511	12.96%	12
67

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	23.629108	29.796716	26.10%	162,369
2018	25.723547	23.629108	-8.14%	175,406
2017	22.008855	25.723547	16.88%	210,694
2016	18.848010	22.008855	16.77%	238,523
2015	20.307950	18.848010	-7.19%	294,721
2014	18.780840	20.307950	8.13%	352,433
2013	13.978855	18.780840	34.35%	422,319
2012	11.913473	13.978855	17.34%	384,207
2011	12.313814	11.913473	-3.25%	446,219
2010	10.738195	12.313814	14.67%	583,755
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	25.316412	28.772227	13.65%	322,162
2018	26.350813	25.316412	-3.93%	359,869
2017	24.919103	26.350813	5.75%	434,906
2016	22.037740	24.919103	13.07%	449,568
2015	22.844721	22.037740	-3.53%	592,532
2014	22.490251	22.844721	1.58%	614,798
2013	21.206212	22.490251	6.06%	341,007
2012	18.689512	21.206212	13.47%	413,249
2011	18.174511	18.689512	2.83%	506,746
2010	16.215688	18.174511	12.08%	666,549
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	13.462346	14.526973	7.91%	92,961
2018	13.649390	13.462346	-1.37%	88,001
2017	13.199590	13.649390	3.41%	93,402
2016	12.649579	13.199590	4.35%	108,977
2015	12.863549	12.649579	-1.66%	110,714
2014	12.361997	12.863549	4.06%	141,007
2013	12.723774	12.361997	-2.84%	148,308
2012	11.921719	12.723774	6.73%	164,038
2011	11.291133	11.921719	5.58%	245,536
2010	10.648045	11.291133	6.04%	213,850
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	18.799182	19.788159	5.26%	1,266,081
2018	18.989598	18.799182	-1.00%	1,469,864
2017	18.779809	18.989598	1.12%	1,593,258
2016	18.819853	18.779809	-0.21%	1,842,409
2015	19.021030	18.819853	-1.06%	2,096,253
2014	18.364382	19.021030	3.58%	2,410,620
2013	19.324204	18.364382	-4.97%	2,769,081
2012	18.931293	19.324204	2.08%	3,402,629
2011	17.819570	18.931293	6.24%	4,071,870
2010	17.169467	17.819570	3.79%	4,997,308
68

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	11.998867	12.096598	0.81%	3,822,657
2018	11.948419	11.998867	0.42%	4,098,945
2017	12.012069	11.948419	-0.53%	3,981,086
2016	12.126037	12.012069	-0.94%	4,361,708
2015	12.242336	12.126037	-0.95%	4,666,810
2014	12.359750	12.242336	-0.95%	4,793,824
2013	12.478292	12.359750	-0.95%	4,998,916
2012	12.598299	12.478292	-0.95%	5,595,409
2011	12.718790	12.598299	-0.95%	7,146,425
2010	12.840763	12.718790	-0.95%	7,691,190
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	19.322745	24.982324	29.29%	207,878
2018	20.128432	19.322745	-4.00%	231,129
2017	15.607006	20.128432	28.97%	253,230
2016	15.418659	15.607006	1.22%	292,218
2015	15.049677	15.418659	2.45%	347,246
2014	13.758226	15.049677	9.39%	425,694
2013	10.308799	13.758226	33.46%	476,655
2012	8.944983	10.308799	15.25%	544,147
2011	9.300909	8.944983	-3.83%	688,751
2010	8.129207	9.300909	14.41%	932,426
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	47.689008	59.352643	24.46%	381,189
2018	54.334445	47.689008	-12.23%	436,083
2017	47.378306	54.334445	14.68%	488,137
2016	39.763766	47.378306	19.15%	547,888
2015	41.188951	39.763766	-3.46%	624,401
2014	38.003877	41.188951	8.38%	699,427
2013	28.837922	38.003877	31.78%	812,072
2012	24.784540	28.837922	16.35%	943,286
2011	25.674999	24.784540	-3.47%	1,167,563
2010	20.539433	25.674999	25.00%	1,465,714
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	8.854420	10.221701	15.44%	97,888
2018	10.791949	8.854420	-17.95%	107,058
2017	8.863277	10.791949	21.76%	115,422
2016	8.503704	8.863277	4.23%	146,136
2015	9.048485	8.503704	-6.02%	182,817
2014*	10.000000	9.048485	-9.52%	218,286
69

No Additional Contract Options Elected Total - 0.95%
Variable account charges of the daily net assets of the variable account - 0.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	42.800539	50.449067	17.87%	495,351
2018	52.034989	42.800539	-17.75%	541,556
2017	48.167171	52.034989	8.03%	607,749
2016	38.614247	48.167171	24.74%	705,499
2015	41.482893	38.614247	-6.92%	786,588
2014	39.132821	41.482893	6.01%	878,795
2013	28.139538	39.132821	39.07%	1,028,599
2012	23.587520	28.139538	19.30%	1,178,528
2011	25.085213	23.587520	-5.97%	1,413,160
2010	20.003734	25.085213	25.40%	1,756,917
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	40.160818	49.981933	24.45%	544,388
2018	46.411895	40.160818	-13.47%	612,044
2017	41.287192	46.411895	12.41%	696,776
2016	33.934214	41.287192	21.67%	799,372
2015	34.829195	33.934214	-2.57%	881,543
2014	34.878917	34.829195	-0.14%	987,459
2013	24.990529	34.878917	39.57%	1,123,841
2012	21.844333	24.990529	14.40%	1,317,090
2011	23.351517	21.844333	-6.45%	1,604,068
2010	18.812192	23.351517	24.13%	2,004,700
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	5.421436	5.989938	10.49%	293,120
2018	7.647271	5.421436	-29.11%	233,758
2017	7.875679	7.647271	-2.90%	276,716
2016	5.544135	7.875679	42.05%	315,865
2015	8.433083	5.544135	-34.26%	229,217
2014	10.556304	8.433083	-20.11%	187,496
2013	9.662724	10.556304	9.25%	139,302
2012*	10.000000	9.662724	-3.37%	133,325
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	16.780265	18.593539	10.81%	106,372
2018	23.621765	16.780265	-28.96%	125,200
2017	24.259671	23.621765	-2.63%	145,733
2016	17.042440	24.259671	42.35%	165,637
2015	25.853116	17.042440	-34.08%	191,191
2014	32.264957	25.853116	-19.87%	228,399
2013	29.470040	32.264957	9.48%	281,401
2012	28.778858	29.470040	2.40%	366,622
2011	34.775189	28.778858	-17.24%	181,369
2010	27.166286	34.775189	28.01%	211,609
70

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares - Q/NQ
2019	15.683954	20.457792	30.44%	0
2018	17.534400	15.683954	-10.55%	0
2017	14.334858	17.534400	22.32%	0
2016	13.829545	14.334858	3.65%	0
2015	14.762771	13.829545	-6.32%	0
2014	14.219285	14.762771	3.82%	0
2013	12.224063	14.219285	16.32%	0
2012	11.525735	12.224063	6.06%	0
2011	11.006634	11.525735	4.72%	0
2010	9.936763	11.006634	10.77%	0
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares - Q/NQ
2019	12.086743	14.137704	16.97%	0
2018	15.554554	12.086743	-22.29%	0
2017	12.986926	15.554554	19.77%	0
2016	11.548000	12.986926	12.46%	0
2015	12.303115	11.548000	-6.14%	0
2014	12.608210	12.303115	-2.42%	0
2013	8.836259	12.608210	42.69%	0
2012	7.631241	8.836259	15.79%	0
2011	9.221537	7.631241	-17.25%	0
2010	7.320091	9.221537	25.98%	0
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares - Q/NQ
2019	9.524501	10.012283	5.12%	0
2018	9.977557	9.524501	-4.54%	0
2017	9.983800	9.977557	-0.06%	0
2016	10.010395	9.983800	-0.27%	0
2015	10.447530	10.010395	-4.18%	0
2014	10.479662	10.447530	-0.31%	0
2013	10.798887	10.479662	-2.96%	0
2012	10.247808	10.798887	5.38%	0
2011	10.431016	10.247808	-1.76%	0
2010	10.008685	10.431016	4.22%	0
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class - Q/NQ
2019	14.300529	17.489079	22.30%	0
2018	16.257986	14.300529	-12.04%	0
2017	15.003325	16.257986	8.36%	0
2016	13.246884	15.003325	13.26%	0
2015	14.379721	13.246884	-7.88%	0
2014	13.779611	14.379721	4.36%	0
2013	11.206719	13.779611	22.96%	0
2012	9.957193	11.206719	12.55%	0
2011	10.277613	9.957193	-3.12%	0
2010	9.297136	10.277613	10.55%	0
71

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class - Q/NQ
2019	18.411744	23.730077	28.89%	0
2018	19.226444	18.411744	-4.24%	0
2017	14.825015	19.226444	29.69%	0
2016	15.323654	14.825015	-3.25%	0
2015	14.902782	15.323654	2.82%	0
2014	13.954390	14.902782	6.80%	0
2013	10.666279	13.954390	30.83%	0
2012	9.695581	10.666279	10.01%	0
2011	10.079227	9.695581	-3.81%	0
2010	8.458438	10.079227	19.16%	0
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class - Q/NQ
2019	11.991362	14.705246	22.63%	0
2018	14.671530	11.991362	-18.27%	0
2017	11.738930	14.671530	24.98%	0
2016	12.880073	11.738930	-8.86%	0
2015	12.957627	12.880073	-0.60%	0
2014	14.689536	12.957627	-11.79%	0
2013	11.729960	14.689536	25.23%	0
2012	10.132087	11.729960	15.77%	0
2011	12.744035	10.132087	-20.50%	0
2010	11.741929	12.744035	8.53%	0
Invesco - Invesco V.I. Core Equity Fund: Series I Shares - Q/NQ
2019	14.186919	17.573510	23.87%	0
2018	16.306050	14.186919	-13.00%	0
2017	14.998454	16.306050	8.72%	0
2016	14.160081	14.998454	5.92%	0
2015	15.645323	14.160081	-9.49%	0
2014	15.061805	15.645323	3.87%	0
2013	12.132282	15.061805	24.15%	0
2012	11.092522	12.132282	9.37%	0
2011	11.555069	11.092522	-4.00%	0
2010	10.980713	11.555069	5.23%	0
Ivy Variable Insurance Portfolios - High Income: Class II - Q/NQ
2019	14.430151	15.411628	6.80%	0
2018	15.351608	14.430151	-6.00%	0
2017	14.980554	15.351608	2.48%	0
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class - Q/NQ
2019	14.209191	17.149221	20.69%	0
2018	16.391172	14.209191	-13.31%	0
2017	13.454527	16.391172	21.83%	0
2016	13.488039	13.454527	-0.25%	0
2015	13.207899	13.488039	2.12%	0
2014	13.597061	13.207899	-2.86%	0
2013	11.090863	13.597061	22.60%	0
2012	9.961063	11.090863	11.34%	0
2011	10.557617	9.961063	-5.65%	0
2010*	10.000000	10.557617	5.58%	0
72

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund - Q/NQ
2019	14.365902	17.110160	19.10%	0
2018	16.117882	14.365902	-10.87%	0
2017	14.277360	16.117882	12.89%	0
2016	13.389416	14.277360	6.63%	0
2015	15.016532	13.389416	-10.84%	0
2014	15.963797	15.016532	-5.93%	0
2013	12.598452	15.963797	26.71%	0
2012	10.697275	12.598452	17.77%	0
2011	11.238682	10.697275	-4.82%	0
2010*	10.000000	11.238682	12.39%	0
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I - Q/NQ
2019	16.054716	19.632327	22.28%	0
2018	18.027035	16.054716	-10.94%	0
2017	15.903859	18.027035	13.35%	0
2016	14.043972	15.903859	13.24%	0
2015	15.604676	14.043972	-10.00%	0
2014	14.882030	15.604676	4.86%	0
2013	11.422592	14.882030	30.29%	0
2012	10.039632	11.422592	13.78%	0
2011	10.700558	10.039632	-6.18%	0
2010	9.622525	10.700558	11.20%	0
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I - Q/NQ
2019	13.075503	14.410459	10.21%	0
2018	14.037280	13.075503	-6.85%	0
2017	13.687956	14.037280	2.55%	0
2016	12.482147	13.687956	9.66%	0
2015	13.343531	12.482147	-6.46%	0
2014	13.546804	13.343531	-1.50%	0
2013	13.172276	13.546804	2.84%	0
2012	11.972471	13.172276	10.02%	0
2011	12.005264	11.972471	-0.27%	0
2010	11.045774	12.005264	8.69%	0
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I - Q/NQ
2019	9.697544	10.147567	4.64%	0
2018	10.141108	9.697544	-4.37%	0
2017	10.112320	10.141108	0.28%	0
2016	9.992765	10.112320	1.20%	0
2015	10.479227	9.992765	-4.64%	0
2014	10.385156	10.479227	0.91%	0
2013	11.023005	10.385156	-5.79%	0
2012	10.651550	11.023005	3.49%	0
2011	10.402275	10.651550	2.40%	0
2010	10.116136	10.402275	2.83%	0
73

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I - Q/NQ
2019	8.381306	8.555056	2.07%	0
2018	8.732115	8.381306	-4.02%	0
2017	8.904606	8.732115	-1.94%	0
2016	9.201527	8.904606	-3.23%	0
2015	9.590408	9.201527	-4.05%	0
2014	9.548510	9.590408	0.44%	0
2013	10.361488	9.548510	-7.85%	0
2012	10.468685	10.361488	-1.02%	0
2011	10.160733	10.468685	3.03%	0
2010	10.095776	10.160733	0.64%	0
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I - Q/NQ
2019	6.382614	6.239710	-2.24%	0
2018	6.555395	6.382614	-2.64%	0
2017	6.795597	6.555395	-3.53%	0
2016	7.073746	6.795597	-3.93%	0
2015	7.364645	7.073746	-3.95%	0
2014	7.667510	7.364645	-3.95%	0
2013	7.982823	7.667510	-3.95%	0
2012	8.312022	7.982823	-3.96%	0
2011	8.652885	8.312022	-3.94%	0
2010	9.008717	8.652885	-3.95%	0
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I - Q/NQ
2019	13.918464	17.450248	25.37%	0
2018	14.954476	13.918464	-6.93%	0
2017	11.956035	14.954476	25.08%	0
2016	12.179598	11.956035	-1.84%	0
2015	12.259471	12.179598	-0.65%	0
2014	11.557488	12.259471	6.07%	0
2013	8.930070	11.557488	29.42%	0
2012	7.991174	8.930070	11.75%	0
2011	8.568119	7.991174	-6.73%	0
2010	7.722382	8.568119	10.95%	0
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I - Q/NQ
2019	20.169249	24.342007	20.69%	0
2018	23.702223	20.169249	-14.91%	0
2017	21.311099	23.702223	11.22%	0
2016	18.442798	21.311099	15.55%	0
2015	19.700597	18.442798	-6.38%	0
2014	18.744971	19.700597	5.10%	0
2013	14.667889	18.744971	27.80%	0
2012	13.000839	14.667889	12.82%	0
2011	13.887868	13.000839	-6.39%	0
2010	11.456517	13.887868	21.22%	0
74

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I - Q/NQ
2019	7.665824	8.581563	11.95%	0
2018	9.637058	7.665824	-20.45%	0
2017	8.161102	9.637058	18.09%	0
2016	8.073924	8.161102	1.08%	0
2015	8.859725	8.073924	-8.87%	0
2014*	10.000000	8.859725	-11.40%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I - Q/NQ
2019	16.498985	18.858428	14.30%	0
2018	20.689483	16.498985	-20.25%	0
2017	19.747951	20.689483	4.77%	0
2016	16.324203	19.747951	20.97%	0
2015	18.084926	16.324203	-9.74%	0
2014	17.593249	18.084926	2.79%	0
2013	13.045613	17.593249	34.86%	0
2012	11.277505	13.045613	15.68%	0
2011	12.367596	11.277505	-8.81%	0
2010	10.169965	12.367596	21.61%	0
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I - Q/NQ
2019	17.812214	21.496806	20.69%	0
2018	21.231949	17.812214	-16.11%	0
2017	19.475619	21.231949	9.02%	0
2016	16.505451	19.475619	18.00%	0
2015	17.470050	16.505451	-5.52%	0
2014	18.041575	17.470050	-3.17%	0
2013	13.329986	18.041575	35.35%	0
2012	12.016557	13.329986	10.93%	0
2011	13.246230	12.016557	-9.28%	0
2010	11.004148	13.246230	20.37%	0
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Class S - Q/NQ
2019	4.415444	4.730740	7.14%	0
2018	6.424229	4.415444	-31.27%	0
2017	6.822129	6.424229	-5.83%	0
2016	4.952010	6.822129	37.76%	0
2015	7.768390	4.952010	-36.25%	0
2014	10.028678	7.768390	-22.54%	0
2013	9.466511	10.028678	5.94%	0
2012*	10.000000	9.466511	-5.33%	0
75

Maximum Additional Contract Options Elected Total - 3.95%
Variable account charges of the daily net assets of the variable account - 3.95%
Period	Beginning Value	Ending Value	Percentage Change	Units
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class - Q/NQ
2019	12.385608	13.308438	7.45%	0
2018	17.983921	12.385608	-31.13%	0
2017	19.044683	17.983921	-5.57%	0
2016	13.795455	19.044683	38.05%	0
2015	21.583124	13.795455	-36.08%	0
2014	27.779195	21.583124	-22.30%	0
2013	26.165427	27.779195	6.17%	0
2012	26.352123	26.165427	-0.71%	0
2011	32.836529	26.352123	-19.75%	0
2010	26.452050	32.836529	24.14%	0
76

Appendix C: Contract Types and Tax Information
Types of Contracts
The contracts described in this prospectus are classified according to the tax treatment to which they are subject under the Internal Revenue Code (the "Code"). Following is a general description of the various contract types. Eligibility requirements, tax benefits (if any), limitations, and other features of the contracts will differ depending on contract type.
Non-Qualified Contracts
A non-qualified contract is a contract that does not qualify for certain tax benefits under the Code, such as deductibility of purchase payments, and which is not an IRA, Roth IRA, SEP IRA, Simple IRA, or tax sheltered annuity.
Upon the death of the owner of a non-qualified contract, mandatory distribution requirements are imposed to ensure distribution of the entire balance in the contract within a required period.
Non-qualified contracts that are owned by natural persons allow the deferral of taxation on the income earned in the contract until it is distributed or deemed to be distributed. Non-qualified contracts that are owned by non-natural persons, such as trusts, corporations, and partnerships are generally subject to current income tax on the income earned inside the contract, unless the non-natural person owns the contract as an agent of a natural person.
Charitable Remainder Trusts
Charitable Remainder Trusts are trusts that meet the requirements of Section 664 of the Code. Non-Qualified Contracts that are issued to Charitable Remainder Trusts will differ from other Non-Qualified Contracts in three respects:
(1)	Waiver of sales charges. In addition to any sales load waivers included in the contract, Charitable Remainder Trusts may also withdraw the difference between:
(a)	the contract value on the day before the withdrawal; and
(b)	the total amount of purchase payments made to the contract (less an adjustment for amounts surrendered).
(2)	Contract ownership at annuitization. On the annuitization date, if the contract owner is a Charitable Remainder Trust, the Charitable Remainder Trust will continue to be the contract owner and the annuitant will NOT become the contract owner.
(3)	Recipient of death benefit proceeds. With respect to the death benefit proceeds, if the contract owner is a Charitable Remainder Trust, the death benefit is payable to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust’s right to the death benefit will be void.
While these provisions are intended to facilitate a Charitable Remainder Trust's ownership of this contract, the rules governing Charitable Remainder Trusts are numerous and complex. A Charitable Remainder Trust that is considering purchasing this contract should seek the advice of a qualified tax and/or financial professional prior to purchasing the contract. An annuity that has a Charitable Remainder Trust endorsement is not a Charitable Remainder Trust; the endorsement is merely to facilitate ownership of the contract by a Charitable Remainder Trust.
Individual Retirement Annuities (IRAs)
IRAs are contracts that satisfy the provisions of Section 408(b) of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from Qualified Plans, Tax Sheltered Annuities, certain 457 governmental plans, and other IRAs can be received);
•	certain minimum distribution requirements must be satisfied after the owner attains the age of 70½ prior to January 1, 2020. See Tax Changes for the change the SECURE Act made to this requirement;
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, additional distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
77

Depending on the circumstance of the owner, all or a portion of the contributions made to the account may be deducted for federal income tax purposes.
IRAs may receive rollover contributions from other individual retirement accounts, other individual retirement annuities, tax sheltered annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
When the owner of an IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act was enacted on December 20, 2019 and increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. In addition, upon the death of the owner of an IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period. Due to recent changes in Treasury Regulations, the amount used to compute the mandatory distributions may exceed the contract value.
Failure to make the mandatory distributions can result in an additional penalty tax of 50% of the excess of the amount required to be distributed over the amount that was actually distributed.
For further details regarding IRAs, refer to the disclosure statement provided when the IRA was established and the annuity contract’s IRA endorsement.
As used herein, the term "individual retirement plans" shall refer to both individual retirement annuities and individual retirement accounts that are described in Section 408 of the Code.
One-Rollover-Per-Year Limitation
A contract owner can receive a distribution from an IRA and roll it into another IRA within 60 days from the date of the distribution and not have the amount of the distribution included in taxable income. Only one rollover per year from a contract owner’s IRA is allowed. The one-year period begins on the date the contract owner receives the IRA distribution, and not on the date the IRA was rolled over. The Internal Revenue Service ("IRS") has interpreted this one-rollover-per-year limitation as applying separately to each IRA a contract owner owns.
However, on March 20, 2014, the IRS issued Announcement 2014-15 in which it decided to follow the Tax Court’s interpretation of the one rollover per year rule in the Bobrow case. In Bobrow, the Tax Court interpreted the one-rollover-per-year limitation as applying in the aggregate to all the IRAs that a taxpayer owns. This means that a contract owner cannot make an IRA rollover distribution if, within the previous one year period, an IRA rollover distribution was taken from any other IRAs owned. Also, rollovers between an individual’s Roth IRAs would prevent a separate rollover within the 1-year period between the individual’s traditional IRAs, and vice versa.
Direct transfers IRA funds between IRA trustees are not subject to the one rollover per year limitation because such transfers are not considered rollover distributions. Also, a rollover from a traditional IRA to a Roth IRA (a conversion) is not subject to the one roll over per year limitation, and such a rollover is disregarded in applying the one rollover per year limitation to other rollovers.
Roth IRAs
Roth IRA contracts are contracts that satisfy the provisions of Section 408A of the Code, including the following requirements:
•	the contract is not transferable by the owner;
•	the premiums are not fixed;
•	if the contract owner is younger than age 50, the annual premium cannot exceed $6,000; if the contract owner is age 50 or older, the annual premium cannot exceed $7,000 (although rollovers of greater amounts from other Roth IRAs and other individual retirement plans can be received);
•	the entire interest of the owner in the contract is nonforfeitable; and
•	after the death of the owner, certain distribution requirements may be imposed to ensure distribution of the entire balance in the contract within the statutory period of time.
A Roth IRA can receive a rollover from an individual retirement plan or another eligible retirement plan; however, the amount rolled over from the individual retirement plan or other eligible retirement plan to the Roth IRA is required to be included in the owner's federal gross income at the time of the rollover, and will be subject to federal income tax. However, a rollover or conversion of an amount from an IRA or eligible retirement plan after December 31, 2017 cannot be recharacterized back to an IRA.
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For further details regarding Roth IRAs, please refer to the disclosure statement provided when the Roth IRA was established and the annuity contract’s IRA endorsement.
Simplified Employee Pension IRAs (SEP IRA)
A SEP IRA is a written plan established by an employer for the benefit of employees which permits the employer to make contributions to an IRA established for the benefit of each employee.
An employee may make deductible contributions to a SEP IRA subject to the same restrictions and limitations as an IRA. In addition, the employer may make contributions to the SEP IRA, subject to dollar and percentage limitations imposed by both the Code and the written plan.
A SEP IRA plan must satisfy:
•	minimum participation rules;
•	top-heavy contribution rules;
•	nondiscriminatory allocation rules; and
•	requirements regarding a written allocation formula.
In addition, the plan cannot restrict withdrawals of non-elective contributions, and must restrict withdrawals of elective contributions before March 15th of the following year.
When the owner of a SEP IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a SEP IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Simple IRAs
A Simple IRA is an Individual Retirement Annuity that is funded exclusively by a qualified salary reduction arrangement and satisfies:
•	vesting requirements;
•	participation requirements; and
•	administrative requirements.
The funds contributed to a Simple IRA cannot be commingled with funds in other individual retirement plans or SEP IRAs.
A Simple IRA cannot receive rollover distributions except from another Simple IRA.
When the owner of a Simple IRA attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an IRA owner is required to begin certain minimum distributions from age 70½ to age 72. However, the change only applies to an IRA owner who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Simple IRA, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Tax Sheltered Annuities
Certain tax-exempt organizations (described in Section 501(c)(3) of the Code) and public school systems may establish a plan under which annuity contracts can be purchased for their employees. These annuity contracts are often referred to as Tax Sheltered Annuities.
Purchase payments made to Tax Sheltered Annuities are excludable from the income of the employee, up to statutory maximum amounts. These amounts should be set forth in the plan adopted by the employer.
Tax Sheltered Annuities may receive rollover contributions from Individual Retirement Accounts, Individual Retirement Annuities, other Tax Sheltered Annuities, certain 457 governmental plans, and qualified retirement plans (including 401(k) plans).
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The owner's interest in the contract is nonforfeitable (except for failure to pay premiums) and cannot be transferred.
When the owner of a Tax Sheltered Annuity attains the age of 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020), the Code requires that certain minimum distributions be made. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
Final 403(b) Regulations issued by the Internal Revenue Service impose certain restrictions on non-taxable transfers or exchanges of one 403(b) Tax Sheltered Annuity contract for another. Nationwide will no longer issue or accept applications for new and/or in-service transfers to new or existing Nationwide individual 403(b) Tax Sheltered Annuity contracts used for salary reduction plans not subject to ERISA. Nationwide will continue to accept applications and in-service transfers for individual 403(b) Tax Sheltered Annuity contracts used for 403(b) plans that are subject to ERISA and certain state Optional Retirement Plans and/or Programs that have purchased at least one individual annuity contract issued by Nationwide prior to September 25, 2007.
Commencing in 2009, Tax Sheltered Annuities must be issued pursuant to a written plan, and the plan must satisfy various administrative requirements. Check with your employer to ensure that these requirements will be satisfied in a timely manner.
Investment Only (Qualified Plans)
Contracts that are owned by Qualified Plans are not intended to confer tax benefits on the beneficiaries of the plan; they are used as investment vehicles for the plan. The income tax consequences to the beneficiary of a Qualified Plan are controlled by the operation of the plan, not by operation of the assets in which the plan invests.
Beneficiaries of Qualified Plans should contact their employer and/or trustee of the plan to obtain and review the plan, trust, summary plan description and other documents for the tax and other consequences of being a participant in a Qualified Plan.
Federal Tax Considerations
Federal Income Taxes
The tax consequences of purchasing a contract described in this prospectus will depend on:
•	the type of contract purchased;
•	the purposes for which the contract is purchased; and
•	the personal circumstances of individual investors having interests in the contracts.
Existing tax rules are subject to change and may affect individuals differently depending on their situation. Nationwide does not guarantee the tax status of any contracts or any transactions involving the contracts.
The following is a brief summary of some of the federal income tax considerations related to the types of contracts sold in connection with this prospectus. In addition to the federal income tax, distributions from annuity contracts may be subject to state and local income taxes. Nothing in this prospectus should be considered to be tax advice. Purchasers and prospective purchasers of the contract should consult a financial professional, tax advisor, or legal counsel to discuss the taxation and use of the contracts.
IRAs, SEP IRAs, and Simple IRAs
Distributions from IRAs, SEP IRAs, and Simple IRAs are generally taxed as ordinary income when received. If any of the amounts contributed to the Individual Retirement Annuity was non-deductible for federal income tax purposes, then a portion of each distribution is excludable from income.
If distributions of income from an IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. (For Simple IRAs, the 10% penalty is increased to 25% if the distribution is made during the 2-year period beginning on the date that the individual first participated in the Simple IRA.) The 10% penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	used for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Roth IRAs
Distributions of earnings from Roth IRAs are taxable or nontaxable depending upon whether they are "qualified distributions" or "non-qualified distributions." A "qualified distribution" is one that is made after the Roth IRA has satisfied the five-year rule and meets one of the following requirements:
•	it is made on or after the date on which the contract owner attains age 59½;
•	it is made to a beneficiary (or the contract owner’s estate) on or after the death of the contract owner;
•	it is attributable to the contract owner’s disability; or
•	it is used for expenses attributable to the purchase of a home for a qualified first-time buyer.
The five-year rule is satisfied if a five tax-year period has passed beginning with the first tax year in which a contribution is made to any Roth IRA established by the owner.
A qualified distribution is not included in gross income for federal income tax purposes.
A non-qualified distribution is not includable in gross income to the extent that the distribution, when added to all previous distributions, does not exceed the total amount of contributions made to the Roth IRA. Any non-qualified distribution in excess of total contributions is includable in the contract owner’s gross income as ordinary income in the year that it is distributed to the contract owner.
Special rules apply for Roth IRAs that have proceeds received from an individual retirement plan prior to January 1, 1999 if the owner elected the special four-year income averaging provisions that were in effect for 1998.
If non-qualified distributions of income from a Roth IRA are made prior to the date that the owner attains the age of 59½ years, the income is subject to an additional penalty tax of 10% unless an exception applies. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
•	part of a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary;
•	for qualified higher education expenses; or
•	used for expenses attributable to the purchase of a home for a qualified first-time buyer.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Tax Sheltered Annuities
Distributions from Tax Sheltered Annuities are generally taxed when received. If nondeductible contributions are made, then a portion of each distribution after the annuitization date is excludable from income based on a formula established pursuant to the Code. The formula excludes from income the amount invested in the contract divided by the number of anticipated payments until the full investment in the contract is recovered. Thereafter all distributions are fully taxable.
If a distribution of income is made from a Tax Sheltered Annuity prior to the date that the owner attains the age of 59½ years, the income is subject to both the regular income tax and an additional penalty tax of 10%. The penalty tax can be avoided if the distribution is:
•	made to a beneficiary on or after the death of the owner;
•	attributable to the owner becoming disabled (as defined in the Code);
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•	part of a series of substantially equal periodic payments made not less frequently than annually made for the life (or life expectancy) of the owner, or the joint lives (or joint life expectancies) of the owner and his or her designated beneficiary; or
•	made to the owner after separation from service with his or her employer after age 55.
When the owner of a Tax Shelter Annuity attains the age of 70½ prior to January 1, 2020, the Code requires that certain minimum distributions be made. The SECURE Act enacted on December 20, 2019 increased the age an owner of a Tax Sheltered Annuity is required to begin certain minimum distributions from age 70 ½ to age 72. However, the change only applies to an owner of a Tax Sheltered annuity who attains age 72 on or after January 1, 2020. Due to recent changes in Treasury Regulations, the amount used to compute the minimum distributions may exceed the contract value. In addition, upon the death of the owner of a Tax Sheltered Annuity, mandatory distribution requirements are imposed by the Code to ensure distribution of the entire contract value within the required statutory period.
A loan from a Tax Sheltered Annuity generally is not considered to be a distribution, and is therefore generally not taxable. However, if the loan is not repaid in accordance with the repayment schedule, the entire balance of the loan would be treated as being in default, and the defaulted amount would be treated as being distributed to the participant as a taxable distribution.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Natural Persons as Contract Owners
Generally, the income earned inside a non-qualified annuity contract that is owned by a natural person is not taxable until it is distributed from the contract.
Distributions before the annuitization date are taxable to the contract owner to the extent that the cash value of the contract exceeds the investment in the contract at the time of the distribution. In general, the investment in the contract is equal to the purchase payments made with after-tax dollars reduced by any prior nontaxable distribution. Distributions, for this purpose, include full and partial surrenders, any portion of the contract that is assigned or pledged as collateral for a loan, amounts borrowed from the contract, or any portion of the contract that is transferred by gift. For these purposes, a transfer by gift may occur upon annuitization if the contract owner and the annuitant are not the same individual.
With respect to annuity distributions on or after the annuitization date, a portion of each annuity payment is excludable from taxable income. The amount excludable from each annuity payment is determined by multiplying the annuity payment by a fraction which is equal to the contract owner’s investment in the contract, divided by the expected return on the contract. Once the entire investment in the contract is recovered, all distributions are fully includable in income. The maximum amount excludable from income is the investment in the contract. If the annuitant dies before the entire investment in the contract has been excluded from income, and as a result of the annuitant's death no more payments are due under the contract, then the unrecovered investment in the contract may be deducted on his or her final tax return.
Commencing after December 31, 2010, the Code provides that if only a portion of a non-qualified annuity contract is annuitized for either (a) a period of 10 years or greater, or (b) for the life or lives of one or more persons, then the portion of the contract that has been annuitized would be treated as if it were a separate annuity contract. This means that an annuitization date can be established for a portion of the annuity contract (rather than requiring the entire contract to be annuitized at once) and the above description of the taxation of annuity distributions after the annuitization date would apply to the portion of the contract that has been annuitized. The investment in the contract is required to be allocated pro rata between the portion of the contract that is annuitized and the portion that is not. All other benefits under the contract (e.g., death benefit) would also be reduced pro rata. For example, if 1/3 of the cash value of the contract were to be annuitized, the death benefit would also be reduced by 1/3.
In determining the taxable amount of a distribution that is made prior to the annuitization date, all annuity contracts issued after October 21, 1988 by the same company to the same contract owner during the same calendar year will be treated as one annuity contract.
A special rule applies to distributions from contracts that have investments in the contract that were made prior to August 14, 1982. For those contracts, distributions that are made prior to the annuitization date are treated first as the nontaxable recovery of the investment in the contract as of that date. A distribution in excess of the amount of the investment in the contract as of August 14, 1982, will be treated as taxable income.
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The Code imposes a penalty tax if a distribution is made before the contract owner reaches age 59½. The amount of the penalty is 10% of the portion of any distribution that is includable in gross income. The penalty tax does not apply if the distribution is:
•	the result of a contract owner’s death;
•	the result of a contract owner’s disability (as defined in the Code);
•	one of a series of substantially equal periodic payments made over the life (or life expectancy) of the contract owner or the joint lives (or joint life expectancies) of the contract owner and the beneficiary selected by the contract owner to receive payment under the annuity payment option selected by the contract owner; or
•	is allocable to an investment in the contract before August 14, 1982.
If the contract owner dies before the contract is completely distributed, the balance will be included in the contract owner’s gross estate for tax purposes.
Non-Qualified Contracts - Non-Natural Persons as Contract Owners
The previous discussion related to the taxation of non-qualified contracts owned by individuals. Different rules (the so-called "non-natural persons" rules) apply if the contract owner is not a natural person.
Generally, contracts owned by corporations, partnerships, trusts, and similar entities are not treated as annuity contracts for most purposes of the Code. Therefore, income earned under a non-qualified contract that is owned by a non-natural person is taxed as ordinary income during the taxable year in which it is earned. Taxation is not deferred, even if the income is not distributed out of the contract. The income is taxable as ordinary income, not capital gain.
The non-natural persons rules do not apply to all entity-owned contracts. For purposes of the non-natural persons rule, a contract that is owned by a non-natural person as an agent of an individual is treated as owned by the individual. This would cause the contract to be treated as an annuity under the Code, allowing tax deferral. However, this exception does not apply when the non-natural person is an employer that holds the contract under a non-qualified deferred compensation arrangement for one or more employees.
The non-natural persons rules also do not apply to contracts that are:
•	acquired by the estate of a decedent by reason of the death of the decedent;
•	issued in connection with certain qualified retirement plans and individual retirement plans;
•	purchased by an employer upon the termination of certain qualified retirement plans; or
•	immediate annuities within the meaning of Section 72(u) of the Code.
If the annuitant, who is the individual treated as owning the contract, dies before the contract is completely distributed, the balance may be included in the annuitant’s gross estate for tax purposes, depending on the obligations that the non-natural owner may have owed to the annuitant.
Exchanges
As a general rule, federal income tax law treats exchanges of property in the same manner as a sale of the property. However, pursuant to Section 1035 of the Code, an annuity contract may be exchanged tax-free for another annuity contract, provided that the obligee (the person to whom the annuity obligation is owed) is the same for both contracts. If the exchange includes the receipt of other property, such as cash, in addition to another annuity contract, special rules may cause a portion of the transaction to be taxable to the extent of the value of the other property.
Tax Treatment of a Partial 1035 Exchange With Subsequent Withdrawal
In June 2011, the Internal Revenue Service issued Rev. Proc. 2011-38, which addresses the income tax consequences of the direct transfer of a portion of the cash value of an annuity contract in exchange for the issuance of a second annuity contract. Rev. Proc. 2011-38 modified and superseded prior guidance that was contained in Rev. Proc. 2008-24. A direct transfer that satisfies the revenue procedure will be treated as a tax-free exchange under Section 1035 of the Code if, for a period of at least 180 days from the date of the direct transfer, there are no distributions or surrenders from either annuity contract involved in the exchange. In addition, the 180-day period will be deemed to have been satisfied with respect to amounts received as an annuity for a period of 10 years or more, or as an annuity for the life of one or more persons. The taxation of distributions (other than distributions described in the immediately preceding sentence) received from either contract within the 180-day period will be determined using general tax principles to determine the substance of those payments. For example, they could be treated as taxable "boot" in an otherwise tax-free exchange, or as a
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distribution from the new contract. Rev. Proc. 2011-38 also removed numerous exceptions to the 180-day waiting period that Rev. Proc. 2008-24 provided for in its 12-month waiting period. Please discuss any tax consequences concerning any contemplated or completed transactions with a professional tax advisor.
Same-Sex Marriages, Domestic Partnership, and Other Similar Relationships
The Treasury issued final regulations that address what relationships are considered marriages for federal tax purposes. The final regulations definition of a marriage reflects the United States Supreme Court holdings in Windsor and Obergefell, as well as Rev. Proc. 2017-13.
The final regulations define the terms "spouse", "husband", "wife", and "husband and wife" to be gender neutral so that such terms can apply equally to same sex couples and opposite sex couples. In addition, the regulations adopt the "place of celebration" rule to determine marital status for federal tax purposes. A marriage of two individuals is recognized for federal tax purposes if the marriage is recognized by a state, possession, or territory of the US in which the marriage was entered into, regardless of the couples place of domicile. Also a marriage entered into in a foreign jurisdiction will be recognized for federal tax purposes if that marriage would be recognized in at least one state, possession, or territory of the US.
Finally, the regulations adopt the holding of Rev. Proc. 2013-17 that relationships entered into as civil unions, or registered domestic partnerships that are not denominated as marriages under state law are not marriages for federal tax purposes. Therefore, the favorable income-tax deferral options afforded by federal tax law to a married spouse under Code Sections 72 and 401(a)(9) are not available to individuals who have entered into these formal relationships.
Withholding
Pre-death distributions from the contracts are subject to federal income tax. Nationwide is required to withhold the tax from the distributions unless the contract owner requests otherwise. Under some circumstances, the Code will not permit contract owners to waive withholding. Such circumstances include:
•	if the payee does not provide Nationwide with a taxpayer identification number; or
•	if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect.
If a contract owner is prohibited from waiving withholding, as described above, the portion of the distribution that represents income will be subject to withholding rates established by Section 3405 of the Code.
If the distribution is from a Tax Sheltered Annuity, it will be subject to mandatory 20% withholding that cannot be waived, unless:
•	the distribution is made directly to another Tax Sheltered Annuity, qualified pension or profit-sharing plan described in Section 401(a), an eligible deferred compensation plan described in Section 457(b) which is maintained by an eligible employer described in section 457(e)(1)(A) or individual retirement plan; or
•	the distribution satisfies the minimum distribution requirements imposed by the Code.
Non-Resident Aliens
Generally, a pre-death distribution from a contract to a non-resident alien is subject to federal income tax at a rate of 30% of the amount of income that is distributed.
Nationwide is required to withhold this amount and send it to the Internal Revenue Service. Some distributions to non-resident aliens may be subject to a lower (or no) tax if a treaty applies. In order to obtain the benefits of such a treaty, the non-resident alien must:
(1)	provide Nationwide with a properly completed withholding certificate claiming the treaty benefit of a lower tax rate or exemption from tax; and
(2)	provide Nationwide with an individual taxpayer identification number.
If the non-resident alien does not meet the above conditions, Nationwide will withhold 30% of income from the distribution.
Another exemption from the 30% withholding rate is available if the non-resident alien provides Nationwide with sufficient evidence that:
(1)	the distribution is connected to the non-resident alien’s conduct of business in the United States;
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(2)	the distribution is includable in the non-resident alien’s gross income for United States federal income tax purposes; and
(3)	provide Nationwide with a properly completed withholding certificate claiming the exemption.
Note that for the preceding exemption, the distributions would be subject to the same withholding rules that are applicable to payments to United States persons.
This prospectus does not address any tax matters that may arise by reason of application of the laws of a non-resident alien’s country of citizenship and/or country of residence. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the applicability of laws of those jurisdictions to the purchase or ownership of a contract.
FATCA
Under Sections 1471 through 1474 of the Internal Revenue Code (commonly referred to as FATCA), distributions from a contract to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the contract or of the distribution. Nationwide may require a contract owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; consult with a qualified tax advisor regarding how to determine modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities. Net investment income does not include, among other things, distributions from certain qualified plans (such as IRAs, Roth IRAs, and plans described in Code Sections 401(a), 401(k), 403(a), 403(b) or 457(b)); however, such distributions, to the extent that they are includible in income for federal income tax purposes, are includible in modified adjusted gross income.
Federal Estate, Gift and Generation Skipping Transfer Taxes
The following transfers may be considered a gift for federal gift tax purposes:
•	a transfer of the contract from one contract owner to another; or
•	a distribution to someone other than a contract owner.
Upon the contract owner’s death, the value of the contract may be subject to estate taxes, even if all or a portion of the value is also subject to federal income taxes.
Section 2612 of the Code may require Nationwide to determine whether a death benefit or other distribution is a "direct skip" and the amount of the resulting generation skipping transfer tax, if any. A direct skip is when property is transferred to, or a death benefit or other distribution is made to:
(a)	an individual who is two or more generations younger than the contract owner; or
(b)	certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not two or more generations younger than the contract owner).
If the contract owner is not an individual, then for this purpose only, "contract owner" refers to any person:
•	who would be required to include the contract, death benefit, distribution, or other payment in his or her federal gross estate at his or her death; or
•	who is required to report the transfer of the contract, death benefit, distribution, or other payment for federal gift tax purposes.
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If a payment is subject to the generation skipping transfer tax, Nationwide may be required to deduct the amount of the transfer tax from the death benefit, distribution or other payment, and remit it directly to the Internal Revenue Service.
Charge for Tax
Nationwide is not required to maintain a capital gain reserve liability on non-qualified contracts. If tax laws change requiring a reserve, Nationwide may implement and adjust a tax charge.
Diversification
Code Section 817(h) contains rules on diversification requirements for variable annuity contracts. A variable annuity contract that does not meet these diversification requirements will not be treated as an annuity, unless:
•	the failure to diversify was inadvertent;
•	the failure is corrected; and
•	a fine is paid to the Internal Revenue Service.
The amount of the fine will be the amount of tax that would have been paid by the contract owner if the income, for the period the contract was not diversified, had been received by the contract owner.
If the violation is not corrected, the contract owner will be considered the owner of the underlying securities and will be taxed on the earnings of his or her contract. Nationwide believes that the investments underlying this contract meet these diversification requirements.
Representatives of the Internal Revenue Service have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the Internal Revenue Service issued formal guidance, in Revenue Ruling 2003-91, indicating that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of underlying mutual funds alone would not cause the contract to fail to qualify for the desired tax treatment. The Internal Revenue Service has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the contract, when determining whether the contract qualifies for the desired tax treatment. The revenue ruling did not indicate the actual number of underlying mutual funds that would cause the contract to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the contract would no longer qualify for tax deferred treatment under Section 72 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the contract should be treated as an annuity contract for federal income tax purposes.
Required Distributions
The Code requires that certain distributions be made from the contracts issued in conjunction with this prospectus. Following is an overview of the required distribution rules applicable to each type of contract. Consult a qualified tax or financial professional for more specific required distribution information.
Required Distributions – General Information
In general, a beneficiary is an individual or other entity that the contract owner designates to receive death proceeds upon the contract owner’s death. The distribution rules in the Code make a distinction between "beneficiary" and "designated beneficiary" when determining the life expectancy that may be used for payments that are made from IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax Sheltered Annuities after the death of the contract owner, or that are made from non-qualified contracts after the death of the contract owner. A designated beneficiary is a natural person who is designated by the contract owner as the beneficiary under the contract. Non-natural beneficiaries (e.g. charities or certain trusts) are not designated beneficiaries for the purpose of required distributions and the life expectancy of such a beneficiary is zero.
Life expectancies and joint life expectancies will be determined in accordance with the relevant guidance provided by the Internal Revenue Service and the Treasury Department, including but not limited to Treasury Regulation 1.72-9 and Treasury Regulation 1.401(a)(9)-9.
Required distributions paid upon the death of the contract owner are paid to the beneficiary or beneficiaries stipulated by the contract owner. How quickly the distributions must be made may be determined with respect to the life expectancies of the beneficiaries. For non-qualified contracts, the beneficiaries used in the determination of the distribution period are
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those in effect on the date of the contract owner’s death. For contracts other than non-qualified contracts, the beneficiaries used in the determination of the distribution period do not have to be determined until September 30 of the year following the contract owner’s death. If there is more than one beneficiary, the life expectancy of the beneficiary with the shortest life expectancy is used to determine the distribution period. Any beneficiary that is not a designated beneficiary has a life expectancy of zero.
For IRAs, SEP IRAs, Simple IRAs, Roth IRAs and Tax-Sheltered Annuities, the SECURE Act that was enacted on December 20, 2019 generally eliminated the option to take required minimum distributions over a designated beneficiary’s life expectancy. In the case of a contract owner who dies on or after January 1, 2020, an individual beneficiary under a qualified contract must withdraw the entire balance of the contract by December 31 of the tenth year following the contract owner’s death. There are limited exceptions to this rule and a prospective purchaser contemplating the purchase of the contract should consult a qualified tax advisor.
Required Distributions for Non-Qualified Contracts
Code Section 72(s) requires Nationwide to make certain distributions when a contract owner dies. The following distributions will be made in accordance with the following requirements:
(1)	If any contract owner dies on or after the annuitization date and before the entire interest in the contract has been distributed, then the remaining interest must be distributed at least as rapidly as the distribution method in effect on the contract owner's death.
(2)	If any contract owner dies before the annuitization date, then the entire interest in the contract (consisting of either the death benefit or the contract value reduced by charges set forth elsewhere in the contract) must be distributed within five years of the contract owner’s death, provided however:
(a)	any interest payable to or for the benefit of a designated beneficiary may be distributed over the life of the designated beneficiary or over a period not longer than the life expectancy of the designated beneficiary. Payments must begin within one year of the contract owner's death unless otherwise permitted by federal income tax regulations; and
(b)	if the designated beneficiary is the surviving spouse of the deceased contract owner, the spouse can choose to become the contract owner instead of receiving a death benefit. Any distributions required under these distribution rules will be made upon that spouse’s death.
In the event that the contract owner is not a natural person (e.g., a trust or corporation), but is acting as an agent for a natural person, for purposes of these distribution provisions:
(a)	the death of the annuitant will be treated as the death of a contract owner;
(b)	any change of annuitant will be treated as the death of a contract owner; and
(c)	in either case, the appropriate distribution will be made upon the death or change, as the case may be.
These distribution provisions do not apply to any contract exempt from Section 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule.
Required Distributions for Tax Sheltered Annuities, IRAs, SEP IRAs, Simple IRAs, and Roth IRAs
Required Distributions During the Life of the Contract Owner
For those contract owners who attained the age of 70 ½ prior to January 1, 2020, distributions from a Tax Sheltered Annuity, IRA, SEP IRA or Simple IRA must begin no later than April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½. The SECURE Act raised the age that distributions from IRA, SEP IRA, or Simple IRA must begin. For contract owners who attain age 72 on or after 1/1/2020, distributions must begin no later than April 1 of the calendar year in which the contract owner turns age 72. Distributions may be paid in a lump sum or in substantially equal payments over:
(a)	the life of the contract owner or the joint lives of the contract owner and the contract owner’s designated beneficiary; or
(b)	a period not longer than the period determined under the table in Treasury Regulation 1.401(a)(9)-9, which is the deemed joint life expectancy of the contract owner and a person 10 years younger than the contract owner. If the designated beneficiary is the spouse of the contract owner, the period may not exceed the longer of the period
87

determined under such table or the joint life expectancy of the contract owner and the contract owner’s spouse, determined in accordance with Treasury Regulation 1.72-9, or such additional guidance as may be provided pursuant to Treasury Regulation 1.401(a)(9)-9.
For Tax Sheltered Annuities, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another Tax Sheltered Annuity of the contract owner.
For IRAs, SEP IRAs, and Simple IRAs, required distributions do not have to be withdrawn from this contract if they are being withdrawn from another IRA, SEP IRA, or Simple IRA of the contract owner.
If the contract owner’s entire interest in a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA will be distributed in equal or substantially equal payments over a period described in (a) or (b) above, the payments must begin on or before the required beginning date. The required beginning date is April 1 of the calendar year following the calendar year in which the contract owner reaches age 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). The rules for Roth IRAs do not require distributions to begin during the contract owner’s lifetime, therefore, the required beginning date is not applicable to Roth IRAs.
Due to recent changes in Treasury Regulations, the amount used to compute the minimum distribution requirement may exceed the contract value.Required Distributions Upon Death of a Contract Owner Before January 1, 2020
If the contract owner dies before January 1, 2020 and before the required beginning date (in the case of a Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA) or before the entire contract value is distributed (in the case of Roth IRAs), any remaining interest in the contract must be distributed by December 31 of the fifth year following the contract owner's death or over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the spouse's remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. Such distributions must begin on or before the later of (a) the end of the calendar year immediately following the calendar year in which the contract owner died; or (b) the end of the calendar year in which the contract owner would have attained 70½ (age 72 for those contract owners who turn age 72 on or after January 1, 2020). For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. Such distributions must begin on or before the end of the calendar year immediately following the calendar year in which the contract owner died. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the entire balance of the contract must be distributed by December 31 of the fifth year following the contract owner’s death.
If the contract owner dies before January 1, 2020 and on or after the required beginning date, the interest in the Tax Sheltered Annuity, IRA, SEP IRA, or Simple IRA must be distributed over a period not exceeding the applicable distribution period, which is determined as follows:
(a)	if the designated beneficiary is the contract owner’s spouse, the applicable distribution period is the surviving spouse’s remaining life expectancy using the surviving spouse’s birthday for each distribution calendar year after the calendar year of the contract owner’s death. For calendar years after the death of the contract owner’s surviving spouse occurring before January 1, 2020, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the spouse’s remaining life expectancy using the spouse’s age in the calendar year of the spouse’s death, reduced by one for each calendar year that elapsed since the calendar year immediately following the calendar year of the spouse’s death. For death of the contract owner’s spouse on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the contract owner’s spouse;
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(b)	if the designated beneficiary is not the contract owner’s surviving spouse, the applicable distribution period is the greater of (a) the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter; or (b) the designated beneficiary’s remaining life expectancy using the designated beneficiary’s birthday in the calendar year immediately following the calendar year of the contract owner’s death, reduced by one for each calendar year that elapsed thereafter. If the designated beneficiary dies on or after January 1, 2020, the entire value of the contract must be withdrawn by December 31 of the tenth year following the death of the designated beneficiary; and
(c)	if there is no designated beneficiary, the applicable distribution period is the contract owner’s remaining life expectancy using the contract owner’s birthday in the calendar year of the contract owner’s death, reduced by one for each year thereafter.
Required Distributions Upon Death of a Contract Owner On or After January 1, 2020
If the contract owner dies on or after January 1, 2020 and the designated beneficiary is not an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), then the entire balance of the contract must be distributed by December 31 of the tenth year following the contract owner’s death. In the case of an eligible designated beneficiary as defined under Code Section 401(a)(9)( E)(ii), the entire balance of the contract will be distributed by December 31 of the tenth year following the contract owner’s death unless otherwise permitted by law and approved by Nationwide. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
If distribution requirements are not met, a penalty tax of 50% is levied on the difference between the amount that should have been distributed for that year and the amount that actually was distributed for that year.
For IRAs, SEP IRAs, and Simple IRAs, all or a portion of each distribution will be included in the recipient’s gross income and taxed at ordinary income tax rates. The portion of a distribution that is taxable is based on the ratio between the amount by which non-deductible purchase payments exceed prior non-taxable distributions and total account balances at the time of the distribution. The owner of an IRA, SEP IRA, or Simple IRA must annually report the amount of non-deductible purchase payments, the amount of any distribution, the amount by which non-deductible purchase payments for all years exceed non taxable distributions for all years, and the total balance of all IRAs, SEP IRAs, or Simple IRAs.
Distributions from Roth IRAs may be either taxable or nontaxable, depending upon whether they are "qualified distributions" or "non-qualified distributions."
Tax Changes
The SECURE Act was enacted on December 20, 2019. The SECURE Act made numerous changes to the Code effective January 1, 2020, including the following:
•	Increasing the age a contract owner must begin RMDs under IRAs and certain qualified plans from age 70½ to age 72.
•	Requiring an individual beneficiary of an inherited IRA and certain qualified plans to withdraw their entire inherited interest within 10 years of the original contract owner’s death.
•	Repealing the 70½ age limitation that prohibited an individual from making an IRA contribution.
The Tax Cuts and Jobs Act (the "Act") was enacted on December 22, 2017. The Act made numerous changes to the Code effective January 1, 2018, including the following:
•	Lowered the federal individual and corporate income tax rates;
•	Doubled the federal estate and gift tax exclusion amount to $10 million;
•	Eliminated the ability to recharacterize the rollover or conversion of amounts from IRAs or eligible retirement plans to a Roth IRA.
State Taxation
The tax rules across the various states and localities are not uniform and therefore are not discussed in this prospectus. Tax rules that may apply to contracts issued in U.S. territories such as Puerto Rico and Guam are also not discussed. Purchasers and prospective purchasers should consult a financial professional, tax advisor or legal counsel to discuss the taxation and use of the contracts.
89

NATIONWIDE
VARIABLE
ACCOUNT-9

Annual Report
to
Contract Owners
December 31, 2019

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide Variable Account-9:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide Variable Account-9 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 6 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 6, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio
March 27, 2020

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)(1)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)(1)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)(1)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)(1)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)(1)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)(1)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)(1)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)(1)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)(1)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)(1)
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)(1)
COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED INVESTORS
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares (FHIBS)
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)

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Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)(1)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)(1)
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)(1)
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)(1)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)(1)
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)(1)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)(1)
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)(1)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)(1)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)(1)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)(1)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)(1)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)(1)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)
Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)
Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)
Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)

3

Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)
Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)
Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)
Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)
Ivy Variable Insurance Portfolios - Value: Class II (WRVP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JANUS HENDERSON INVESTORS
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)(1)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)

4

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)

5

PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
RATIONAL FUNDS
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)(1)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VICTORY FUNDS
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and the period from October 9, 2018 (inception) to December 31, 2018.

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and the period from August 17, 2018 (inception) to December 31, 2018.

FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and the period from May 24, 2018 (inception) to December 31, 2018.

FIDELITY INVESTMENTS
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and the period from May 22, 2018 (inception) to December 31, 2018.

GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

6

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from May 7, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from August 15, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from June 13, 2019 (inception) to December 31, 2019.

VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

Statement of operations for the period from January 1, 2019 to April 30, 2019 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation) and the year ended December 31, 2018.

NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

Statement of changes in contract owners’ equity for the period from January 1, 2018 to August 17, 2018 (liquidation)

FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (FCA2S)

Statement of changes in contract owners’ equity for the period from January 1, 2018 to November 2, 2018 (liquidation)

IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II (WRMIC)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

7

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity	Accumulation Units	Contracts in Payout	Contract Owners' Equity
ALVGIB	21,081	$596,439	$627,361	$24	$627,385	$-	$627,385	$614,859	$12,526	$627,385
ALVIVB	614	8,447	8,743	-	8,743	1	8,742	8,742	-	8,742
ALVPGB	19,488	974,238	1,116,292	-	1,116,292	49	1,116,243	1,116,243	-	1,116,243
ALVDAB	33,650	405,988	449,564	-	449,564	23	449,541	449,541	-	449,541
ALVSVB	255,999	4,822,592	4,536,310	-	4,536,310	1,139	4,535,171	4,018,110	517,061	4,535,171
ACVIG	4,922,022	41,188,427	49,318,664	-	49,318,664	219	49,318,445	49,018,042	300,403	49,318,445
ACVIG2	69,321	620,793	695,293	269	695,562	-	695,562	690,830	4,732	695,562
ACVIP2	1,909,356	20,289,507	19,589,995	62	19,590,057	-	19,590,057	18,718,154	871,903	19,590,057
ACVI	119,899	1,167,038	1,378,838	6,566	1,385,404	-	1,385,404	1,373,477	11,927	1,385,404
ACVMV1	776,975	15,245,343	16,067,834	-	16,067,834	254	16,067,580	16,058,010	9,570	16,067,580
ACVMV2	28,963	538,146	599,526	-	599,526	1,700	597,826	-	597,826	597,826
ACVU1	1,752	24,409	36,674	76	36,750	-	36,750	36,750	-	36,750
ACVV	134,834	1,214,495	1,580,260	27,364	1,607,624	-	1,607,624	1,580,331	27,293	1,607,624
BRVED3	419,978	4,916,070	4,989,339	-	4,989,339	84	4,989,255	4,989,255	-	4,989,255
BRVHY3	560,286	4,074,605	4,157,324	16,482	4,173,806	-	4,173,806	4,173,806	-	4,173,806
BRVTR3	186,633	2,207,581	2,252,661	4,141	2,256,802	-	2,256,802	2,256,802	-	2,256,802
MLVGA3	1,617,730	22,802,407	23,424,736	-	23,424,736	275	23,424,461	23,316,567	107,894	23,424,461
DVMCSS	81,932	1,696,250	1,518,205	-	1,518,205	55	1,518,150	1,518,150	-	1,518,150
DVSCS	1,160,573	20,371,091	22,120,530	7,024	22,127,554	-	22,127,554	21,786,794	340,760	22,127,554
DSIF	5,027,664	185,702,716	301,408,468	-	301,408,468	25,315	301,383,153	298,318,773	3,064,380	301,383,153
DSRG	927,807	32,918,615	36,462,799	-	36,462,799	271	36,462,528	36,386,965	75,563	36,462,528
DSRGS	818	28,912	31,671	-	31,671	26	31,645	31,645	-	31,645
DCAP	1,108,213	44,741,709	47,387,172	-	47,387,172	4,894	47,382,278	46,836,385	545,893	47,382,278
DCAPS	15,733	630,675	665,342	-	665,342	62	665,280	665,280	-	665,280
DSC	96	3,948	3,991	4	3,995	-	3,995	3,995	-	3,995
DVIV	99	1,027	1,191	-	1,191	10	1,181	1,181	-	1,181
CLVHY2	124,414	821,721	841,038	-	841,038	24	841,014	841,014	-	841,014
DWVSVS	86,272	3,392,619	3,283,529	-	3,283,529	95	3,283,434	3,283,434	-	3,283,434
ETVFR	867,660	8,057,713	7,939,085	-	7,939,085	214	7,938,871	7,938,871	-	7,938,871
FVU2S	7,886	83,033	88,880	-	88,880	37	88,843	88,843	-	88,843
FHIBS	156,300	1,033,764	1,014,385	42	1,014,427	-	1,014,427	1,012,847	1,580	1,014,427
FQB	4,190,969	46,679,434	47,399,863	41,373	47,441,236	-	47,441,236	46,926,959	514,277	47,441,236
FQBS	151,005	1,676,175	1,703,339	169	1,703,508	-	1,703,508	1,698,062	5,446	1,703,508
FEMS2	45,373	535,006	575,787	-	575,787	31	575,756	575,756	-	575,756
FC2	9,299	316,766	335,694	-	335,694	4	335,690	335,690	-	335,690
FVSS2	19,764	247,471	265,435	-	265,435	36	265,399	265,399	-	265,399
FB2	415,509	7,368,882	7,902,985	-	7,902,985	72	7,902,913	7,902,913	-	7,902,913
FCS	377,954	10,719,099	13,969,191	27,983	13,997,174	-	13,997,174	13,969,438	27,736	13,997,174

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity	Accumulation Units	Contracts in Payout	Contract Owners' Equity
FNRS2	393,902	7,123,072	6,239,409	4,294	6,243,703	-	6,243,703	6,196,120	47,583	6,243,703
FEIS	6,924,073	144,429,212	163,615,846	139,566	163,755,412	-	163,755,412	161,728,813	2,026,599	163,755,412
FEI2	117,723	2,496,885	2,719,391	-	2,719,391	20	2,719,371	2,717,916	1,455	2,719,371
FF10S	682,636	8,644,268	9,147,327	-	9,147,327	79	9,147,248	9,147,248	-	9,147,248
FF10S2	2,155	26,265	28,704	22,811	51,515	-	51,515	-	51,515	51,515
FF20S	860,843	11,178,963	12,017,361	-	12,017,361	119	12,017,242	12,017,242	-	12,017,242
FF20S2	8,628	93,814	120,095	2	120,097	-	120,097	-	120,097	120,097
FF30S	543,945	7,525,936	8,295,157	-	8,295,157	233	8,294,924	8,283,984	10,940	8,294,924
FF30S2	13,474	157,135	204,676	4	204,680	-	204,680	-	204,680	204,680
FGI2	41,197	847,156	889,025	-	889,025	19	889,006	889,006	-	889,006
FGOS	30,586	940,493	1,491,700	953	1,492,653	-	1,492,653	1,492,653	-	1,492,653
FGS	2,244,149	121,769,575	176,614,518	8,996	176,623,514	-	176,623,514	175,722,429	901,085	176,623,514
FG2	32,952	1,963,204	2,551,452	-	2,551,452	32	2,551,420	2,549,763	1,657	2,551,420
FHIS	7,727,675	41,350,740	41,574,889	17,515	41,592,404	-	41,592,404	41,359,444	232,960	41,592,404
FIGBS	2,499,332	32,021,634	32,541,303	19,261	32,560,564	-	32,560,564	31,766,102	794,462	32,560,564
FMCS	607,303	20,056,829	19,791,998	-	19,791,998	128	19,791,870	19,738,564	53,306	19,791,870
FMC2	106,103	3,416,442	3,368,758	12,807	3,381,565	-	3,381,565	2,386,621	994,944	3,381,565
FOS	1,071,999	21,762,992	24,688,129	2,021	24,690,150	-	24,690,150	24,397,326	292,824	24,690,150
FO2	46,285	943,741	1,059,922	25	1,059,947	-	1,059,947	1,057,381	2,566	1,059,947
FVSS	555,712	7,545,750	7,374,293	1,555	7,375,848	-	7,375,848	7,240,770	135,078	7,375,848
FRESS2	41,614	796,820	809,387	-	809,387	22	809,365	809,365	-	809,365
FTVIS2	2,093,731	32,644,246	33,311,253	39,218	33,350,471	-	33,350,471	32,786,655	563,816	33,350,471
FTVRD2	20,861	527,662	563,025	546	563,571	-	563,571	-	563,571	563,571
FTVSV2	497,356	8,137,519	7,485,208	7,276	7,492,484	-	7,492,484	7,200,042	292,442	7,492,484
FTVDM2	369,307	3,541,981	3,955,277	1,357	3,956,634	-	3,956,634	3,855,684	100,950	3,956,634
TIF2	254,842	3,777,765	3,549,942	1,377	3,551,319	-	3,551,319	3,407,816	143,503	3,551,319
FTVGI2	1,135,311	19,673,763	18,130,920	-	18,130,920	8	18,130,912	18,021,033	109,879	18,130,912
FTVFA2	535,252	3,673,092	3,645,063	-	3,645,063	71	3,644,992	3,618,903	26,089	3,644,992
GVMSAS	1,754	15,607	15,821	-	15,821	5	15,816	15,816	-	15,816
GVGMNS	10,047	118,792	123,577	-	123,577	14	123,563	123,563	-	123,563
RVARS	22,135	530,466	534,777	-	534,777	29	534,748	534,748	-	534,748
SBLD	14,018	180,525	202,556	-	202,556	41	202,515	202,515	-	202,515
SBLJ	2,353	128,365	137,620	-	137,620	130	137,490	137,490	-	137,490
SBLN	27,970	812,540	896,452	-	896,452	169	896,283	896,283	-	896,283
SBLO	6,302	214,751	207,284	-	207,284	408	206,876	206,876	-	206,876
SBLP	11,662	345,584	331,433	-	331,433	19	331,414	331,414	-	331,414
SBLQ	13,168	567,785	545,036	-	545,036	395	544,641	544,641	-	544,641
SBLV	22,256	1,579,908	1,539,667	-	1,539,667	3	1,539,664	1,539,664	-	1,539,664

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity	Accumulation Units	Contracts in Payout	Contract Owners' Equity
SBLX	2,332	81,463	80,501	-	80,501	96	80,405	80,405	-	80,405
SBLY	3,463	62,191	68,645	-	68,645	14	68,631	68,631	-	68,631
ACEG2	43,611	2,771,072	2,786,773	-	2,786,773	59	2,786,714	2,786,714	-	2,786,714
ACC2	167,270	2,654,401	2,858,652	-	2,858,652	89	2,858,563	2,839,418	19,145	2,858,563
ACEG	720	45,261	48,338	6	48,344	-	48,344	48,344	-	48,344
AVGI	56	1,873	1,941	-	1,941	6	1,935	1,935	-	1,935
AVCE2	12,047	378,105	419,339	-	419,339	38	419,301	419,301	-	419,301
IVKEI1	23,879	423,622	418,368	-	418,368	17	418,351	418,351	-	418,351
IVHS	13,184	369,182	398,541	-	398,541	172	398,369	398,369	-	398,369
IVRE	10,610	180,131	193,313	-	193,313	152	193,161	193,161	-	193,161
IVMCC2	12,416	161,434	147,506	-	147,506	14	147,492	147,492	-	147,492
IVKMG2	241,186	1,340,515	1,280,698	-	1,280,698	55	1,280,643	1,195,778	84,865	1,280,643
OVIGS	703,141	1,760,635	1,800,041	-	1,800,041	72	1,799,969	1,799,969	-	1,799,969
OVGR	58,824	3,061,007	3,515,939	4,790	3,520,729	-	3,520,729	3,515,137	5,592	3,520,729
OVGS	2,307,597	92,295,961	98,188,249	95,636	98,283,885	-	98,283,885	97,140,212	1,143,673	98,283,885
OVGSS	19,422	612,090	814,750	-	814,750	12	814,738	803,937	10,801	814,738
OVGI	2,723,562	74,347,718	80,181,671	64,360	80,246,031	-	80,246,031	79,468,520	777,511	80,246,031
OVGIS	44,715	1,256,056	1,298,975	-	1,298,975	65	1,298,910	1,298,910	-	1,298,910
OVSC	293,581	6,842,828	6,846,305	-	6,846,305	112	6,846,193	6,836,932	9,261	6,846,193
OVSCS	4,930	115,617	112,841	-	112,841	25	112,816	-	112,816	112,816
OVAG	684,474	49,972,777	57,372,604	-	57,372,604	650	57,371,954	57,280,606	91,348	57,371,954
OVSB	655,787	3,269,207	3,259,263	-	3,259,263	79	3,259,184	3,259,184	-	3,259,184
OVSBS	195,583	1,041,868	1,003,340	2,206	1,005,546	-	1,005,546	990,289	15,257	1,005,546
WRASP	6,405,221	64,017,648	60,850,243	4,629	60,854,872	-	60,854,872	60,694,078	160,794	60,854,872
WRBP	4,330,583	35,879,368	35,598,691	1,358	35,600,049	-	35,600,049	35,530,055	69,994	35,600,049
WRBDP	6,453,504	35,381,835	36,122,197	154	36,122,351	-	36,122,351	36,090,119	32,232	36,122,351
WRCEP	6,202,766	72,994,462	78,333,489	809	78,334,298	-	78,334,298	78,202,741	131,557	78,334,298
WRDIV	1,532,573	10,758,571	9,208,003	-	9,208,003	60	9,207,943	9,207,943	-	9,207,943
WRENG	442,889	2,407,821	1,771,468	-	1,771,468	63	1,771,405	1,771,405	-	1,771,405
WRGBP	489,033	2,390,684	2,479,202	-	2,479,202	40	2,479,162	2,479,162	-	2,479,162
WRGNR	841,780	3,888,217	3,234,875	-	3,234,875	63	3,234,812	3,231,966	2,846	3,234,812
WRGP	9,204,115	97,659,262	104,250,413	255	104,250,668	-	104,250,668	104,092,542	158,126	104,250,668
WRHIP	12,981,749	46,590,911	45,031,090	1,483	45,032,573	-	45,032,573	44,830,899	201,674	45,032,573
WRIP	5,319,661	24,699,302	19,027,362	-	19,027,362	74	19,027,288	19,008,928	18,360	19,027,288
WRI2P	588,063	9,739,520	9,204,769	2,541	9,207,310	-	9,207,310	9,194,920	12,390	9,207,310
WRLTBP	678,032	3,296,678	3,355,442	-	3,355,442	47	3,355,395	3,355,395	-	3,355,395
WRMCG	1,364,022	14,623,029	17,303,704	90	17,303,794	-	17,303,794	17,295,230	8,564	17,303,794
WRMMP	13,670,186	13,670,186	13,670,186	-	13,670,186	88	13,670,098	13,622,037	48,061	13,670,098

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity	Accumulation Units	Contracts in Payout	Contract Owners' Equity
WRRESP	637,333	4,993,423	5,129,764	24	5,129,788	-	5,129,788	5,111,620	18,168	5,129,788
WRSTP	2,088,323	48,543,678	62,263,560	3,004	62,266,564	-	62,266,564	62,188,748	77,816	62,266,564
WRSCP	4,205,063	41,579,172	36,899,427	16	36,899,443	-	36,899,443	36,873,885	25,558	36,899,443
WRSCV	373,620	5,868,061	5,123,866	-	5,123,866	78	5,123,788	5,123,788	-	5,123,788
WRVP	4,350,032	26,966,903	29,247,877	-	29,247,877	49	29,247,828	29,247,828	-	29,247,828
JPMMV1	1,323,832	14,180,067	15,634,452	-	15,634,452	232	15,634,220	15,631,782	2,438	15,634,220
JABS	1,798	53,869	74,966	1	74,967	-	74,967	-	74,967	74,967
JAFBS	173,328	2,201,749	2,251,532	-	2,251,532	63	2,251,469	2,251,469	-	2,251,469
JACAS	2,334,520	81,079,062	96,952,610	18,455	96,971,065	-	96,971,065	96,036,487	934,578	96,971,065
JAGTS	3,116,119	31,673,476	46,835,267	1,463	46,836,730	-	46,836,730	46,746,845	89,885	46,836,730
JAIGS	1,246,425	40,299,553	39,760,955	-	39,760,955	11,059	39,749,896	39,638,521	111,375	39,749,896
LZREMS	119,297	2,639,683	2,624,532	-	2,624,532	68	2,624,464	2,624,464	-	2,624,464
LOVTRC	61,410	1,038,997	1,034,763	-	1,034,763	50	1,034,713	1,034,713	-	1,034,713
M2IGSS	10,800	189,103	240,510	-	240,510	2	240,508	-	240,508	240,508
MMCGSC	70,912	609,472	650,264	-	650,264	21	650,243	650,243	-	650,243
MNDSC	173,283	3,253,000	3,122,553	-	3,122,553	123	3,122,430	3,122,430	-	3,122,430
MVFSC	1,563,398	28,966,065	32,080,933	32,082	32,113,015	-	32,113,015	31,626,952	486,063	32,113,015
MVIGSC	5,860	81,622	82,688	-	82,688	3	82,685	82,685	-	82,685
MVIVSC	704,494	16,957,185	20,761,449	-	20,761,449	1,165	20,760,284	20,716,699	43,585	20,760,284
MSGI2	169,940	1,295,927	1,369,714	-	1,369,714	44	1,369,670	1,369,670	-	1,369,670
MSVFI	512,454	5,612,373	5,795,860	-	5,795,860	86	5,795,774	5,795,774	-	5,795,774
MSVF2	51,652	534,068	582,113	2,296	584,409	-	584,409	514,640	69,769	584,409
MSEM	488,194	3,870,871	3,749,326	1,339	3,750,665	-	3,750,665	3,702,251	48,414	3,750,665
MSVMG	5,951	70,052	77,663	-	77,663	8	77,655	77,655	-	77,655
MSVRE	31,972	562,265	701,135	7,250	708,385	-	708,385	699,177	9,208	708,385
NVFIII	9	100	97	-	97	3	94	94	-	94
GBF	6,759,465	74,361,225	73,475,390	27,165	73,502,555	-	73,502,555	72,593,513	909,042	73,502,555
GBF2	103,601	1,137,012	1,120,964	123	1,121,087	-	1,121,087	1,117,303	3,784	1,121,087
MSBF	3,331,234	30,636,166	30,447,483	39,799	30,487,282	-	30,487,282	30,127,666	359,616	30,487,282
HIBF	4,413,366	28,505,029	28,731,015	24,774	28,755,789	-	28,755,789	28,321,633	434,156	28,755,789
GVABD2	829,844	9,556,600	9,800,456	686	9,801,142	-	9,801,142	9,574,291	226,851	9,801,142
NVLCP2	299,165	3,398,940	3,443,387	-	3,443,387	60	3,443,327	3,373,843	69,484	3,443,327
NVCBD1	594,881	6,521,182	6,549,641	1,455	6,551,096	-	6,551,096	6,478,987	72,109	6,551,096
NVCBD2	50,395	552,118	552,830	-	552,830	36	552,794	552,794	-	552,794
NVSTB2	496,218	5,116,026	5,096,162	1,007	5,097,169	-	5,097,169	4,979,014	118,155	5,097,169
SAM	138,270,677	138,270,677	138,270,677	-	138,270,677	111,870	138,158,807	136,512,897	1,645,910	138,158,807
NVMGA2	14,436	159,188	156,341	-	156,341	28	156,313	156,313	-	156,313
NAMGI2	13,708	153,774	162,717	-	162,717	24	162,693	162,693	-	162,693

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity	Accumulation Units	Contracts in Payout	Contract Owners' Equity
NVMLG1	1,669,623	20,807,407	20,703,327	2,165	20,705,492	-	20,705,492	20,310,052	395,440	20,705,492
NVMLG2	15,649	188,499	191,546	-	191,546	5	191,541	191,541	-	191,541
NVMLV1	761,239	7,228,699	5,945,277	-	5,945,277	123	5,945,154	5,926,792	18,362	5,945,154
NVMLV2	195,561	1,845,165	1,511,688	-	1,511,688	135	1,511,553	1,257,565	253,988	1,511,553
NVMMG1	7,339,325	81,495,100	72,732,715	7,063	72,739,778	-	72,739,778	72,069,131	670,647	72,739,778
NVMMG2	587,993	6,258,809	5,427,175	-	5,427,175	38	5,427,137	5,427,137	-	5,427,137
NVMIG1	2,833,396	32,154,042	31,904,040	1,520	31,905,560	-	31,905,560	31,720,849	184,711	31,905,560
NVRE1	7,509,157	52,736,996	58,796,697	-	58,796,697	31,096	58,765,601	58,246,990	518,611	58,765,601
NVMMV2	6,268,783	62,841,539	50,401,015	-	50,401,015	2,571	50,398,444	50,239,000	159,444	50,398,444
NVNMO1	4,717,900	47,453,507	55,576,867	2,724	55,579,591	-	55,579,591	55,414,719	164,872	55,579,591
NVNMO2	29,441	325,616	341,511	-	341,511	15	341,496	341,496	-	341,496
NVNSR1	207,537	2,757,697	2,772,689	-	2,772,689	140	2,772,549	2,717,752	54,797	2,772,549
NVAMV1	6,534,506	103,570,739	100,435,351	23,342	100,458,693	-	100,458,693	99,111,280	1,347,413	100,458,693
NVAMV2	112,221	1,791,894	1,708,009	-	1,708,009	47	1,707,962	1,707,962	-	1,707,962
NVOLG1	21,911,968	389,607,437	389,156,552	98,969	389,255,521	-	389,255,521	383,823,636	5,431,885	389,255,521
NVOLG2	353,944	6,369,556	6,225,876	248	6,226,124	-	6,226,124	6,187,514	38,610	6,226,124
NVTIV3	185,852	2,089,278	1,927,281	-	1,927,281	89	1,927,192	1,890,669	36,523	1,927,192
DTRTFB	48,188	480,301	483,806	-	483,806	12	483,794	483,794	-	483,794
TRF	4,554,017	48,489,013	105,516,577	20,534	105,537,111	-	105,537,111	104,601,831	935,280	105,537,111
TRF2	14,423	206,187	332,873	-	332,873	7	332,866	332,866	-	332,866
EIF	1,031,543	16,971,745	20,527,698	12,359	20,540,057	-	20,540,057	20,097,739	442,318	20,540,057
SCGF	1,417,868	24,614,352	22,657,528	225	22,657,753	-	22,657,753	22,555,236	102,517	22,657,753
SCGF2	23,077	373,239	330,458	16	330,474	-	330,474	330,057	417	330,474
SCF	4,248,456	82,237,412	72,308,729	30,943	72,339,672	-	72,339,672	71,743,724	595,948	72,339,672
SCF2	56,057	1,055,887	877,847	-	877,847	50	877,797	877,797	-	877,797
GEM	1,033,836	11,998,635	13,905,092	20,061	13,925,153	-	13,925,153	13,823,367	101,786	13,925,153
GEM2	20,708	240,972	275,001	-	275,001	26	274,975	274,975	-	274,975
GIG	1,368,133	14,487,015	14,885,290	414	14,885,704	-	14,885,704	14,827,558	58,146	14,885,704
NVIE6	2,934	31,071	31,629	-	31,629	-	31,629	-	31,629	31,629
SCVF	8,017,331	87,429,720	67,265,405	9,064	67,274,469	-	67,274,469	66,691,422	583,047	67,274,469
SCVF2	65,614	744,139	525,567	39	525,606	-	525,606	524,688	918	525,606
GVAGG2	726,724	21,530,663	24,156,316	-	24,156,316	353	24,155,963	23,939,804	216,159	24,155,963
GVAGR2	426,319	34,349,181	37,332,750	22,796	37,355,546	-	37,355,546	36,430,891	924,655	37,355,546
GVAGI2	509,288	27,293,903	28,622,005	4,587	28,626,592	-	28,626,592	27,720,664	905,928	28,626,592
GVDIVI	577,953	5,690,605	4,554,270	-	4,554,270	191	4,554,079	4,554,079	-	4,554,079
GVDIV2	36,730	352,592	287,225	-	287,225	31	287,194	210,413	76,781	287,194
NVSIX2	365,637	3,468,181	2,950,689	-	2,950,689	114	2,950,575	2,950,575	-	2,950,575
GVIX8	416,573	3,827,598	4,228,214	-	4,228,214	77	4,228,137	4,228,137	-	4,228,137

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity	Accumulation Units	Contracts in Payout	Contract Owners' Equity
MCIF	3,692,635	81,231,911	79,687,060	5,776	79,692,836	-	79,692,836	79,002,258	690,578	79,692,836
GVEX2	1,503,551	26,285,503	29,349,314	-	29,349,314	3	29,349,311	29,305,073	44,238	29,349,311
GVIDA	2,473,725	29,975,285	30,674,195	3,265	30,677,460	-	30,677,460	28,912,968	1,764,492	30,677,460
NAMAA2	88,759	994,443	1,047,357	-	1,047,357	60	1,047,297	1,047,297	-	1,047,297
GVDMA	5,801,675	66,266,224	72,578,952	30,438	72,609,390	-	72,609,390	68,018,888	4,590,502	72,609,390
GVIDM	10,993,079	122,740,098	127,519,716	23,373	127,543,089	-	127,543,089	119,301,025	8,242,064	127,543,089
GVDMC	3,067,559	33,980,620	32,761,531	243,573	33,005,104	-	33,005,104	30,944,463	2,060,641	33,005,104
GVIDC	2,202,136	22,486,690	21,977,313	28,569	22,005,882	-	22,005,882	21,486,140	519,742	22,005,882
GVAAA2	2,287,579	55,741,857	59,820,200	42,962	59,863,162	-	59,863,162	57,244,561	2,618,601	59,863,162
NVCRA2	310,401	2,959,381	3,020,203	-	3,020,203	66	3,020,137	3,020,137	-	3,020,137
NVCMA2	544,262	5,130,849	4,762,292	-	4,762,292	28	4,762,264	3,466,882	1,295,382	4,762,264
NVCCA2	475,074	5,075,031	4,741,238	-	4,741,238	40	4,741,198	4,617,692	123,506	4,741,198
NVCMD2	1,284,859	14,228,613	13,054,164	18,806	13,072,970	-	13,072,970	12,083,735	989,235	13,072,970
NVCRB2	794,609	8,772,490	8,271,879	-	8,271,879	63	8,271,816	7,966,170	305,646	8,271,816
NVCMC2	461,478	5,028,944	4,743,992	-	4,743,992	52	4,743,940	4,700,796	43,144	4,743,940
NVCCN2	754,753	7,807,581	7,683,388	8,960	7,692,348	-	7,692,348	7,392,393	299,955	7,692,348
NVDBL2	555,770	8,559,654	8,481,043	-	8,481,043	144	8,480,899	8,381,245	99,654	8,480,899
NVDCA2	107,082	1,912,946	1,868,583	-	1,868,583	34	1,868,549	1,808,711	59,838	1,868,549
NVLM2	43,294	555,131	552,859	-	552,859	39	552,820	552,820	-	552,820
NVLCA2	124,123	1,631,973	1,630,974	-	1,630,974	8	1,630,966	1,630,966	-	1,630,966
NCPG2	20,691	220,836	219,123	-	219,123	8	219,115	219,115	-	219,115
NCPGI2	29,505	305,351	310,691	-	310,691	19	310,672	310,672	-	310,672
IDPG2	49,536	543,106	569,169	-	569,169	3	569,166	569,166	-	569,166
IDPGI2	5,124	56,072	56,616	-	56,616	16	56,600	56,600	-	56,600
AMTB	981,264	10,352,752	10,371,956	2,326	10,374,282	-	10,374,282	10,106,530	267,752	10,374,282
AMCG	7,355	177,190	218,882	3,572	222,454	-	222,454	208,939	13,515	222,454
AMMCGS	44,708	1,094,226	1,213,370	644	1,214,014	-	1,214,014	1,206,237	7,777	1,214,014
AMSRS	294,669	6,319,805	7,923,638	-	7,923,638	302	7,923,336	7,889,866	33,470	7,923,336
PMVSTA	390,988	4,049,527	4,034,993	-	4,034,993	255	4,034,738	4,034,738	-	4,034,738
PMVAAD	334,811	3,480,345	3,656,135	-	3,656,135	60	3,656,075	3,656,075	-	3,656,075
PMVFAD	149,356	1,599,889	1,501,032	-	1,501,032	147	1,500,885	1,461,108	39,777	1,500,885
PMVLAD	1,766,066	18,210,594	18,013,878	11,936	18,025,814	-	18,025,814	17,914,209	111,605	18,025,814
PMVRRA	43,381	537,744	548,333	355	548,688	-	548,688	548,688	-	548,688
PMVTRA	80,118	872,071	882,902	2,384	885,286	-	885,286	885,286	-	885,286
PMVTRD	1,041,193	11,323,469	11,473,944	-	11,473,944	1,407	11,472,537	11,442,868	29,669	11,472,537
PMVEBD	101,013	1,295,401	1,332,359	-	1,332,359	224	1,332,135	1,332,135	-	1,332,135
PVEIB	626	14,754	16,838	-	16,838	3,520	13,318	-	13,318	13,318
PVTIGB	1,267	18,263	18,985	-	18,985	24	18,961	18,961	-	18,961

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity	Accumulation Units	Contracts in Payout	Contract Owners' Equity
HVSIT	16,587	228,910	197,381	-	197,381	8	197,373	197,373	-	197,373
ROCMC	34,052	356,563	332,012	-	332,012	234	331,778	331,778	-	331,778
TRHS2	761,019	30,361,566	36,133,189	-	36,133,189	166,183	35,967,006	35,809,330	157,676	35,967,006
VWHAS	210,002	4,448,072	3,834,638	-	3,834,638	174	3,834,464	3,833,804	660	3,834,464
VWEM	913,405	12,007,616	13,828,959	-	13,828,959	706	13,828,253	13,804,224	24,029	13,828,253
VWHA	257,473	7,629,442	4,902,290	1,172	4,903,462	-	4,903,462	4,884,028	19,434	4,903,462
VYDS	202,016	2,199,800	2,488,837	-	2,488,837	30	2,488,807	2,488,807	-	2,488,807
VRVDRA	5,750	115,374	106,599	6	106,605	-	106,605	106,605	-	106,605
SVOF	6,900	155,160	184,083	1,194	185,277	-	185,277	154,073	31,204	185,277
WFVSCG	611,879	6,623,007	6,063,721	-	6,063,721	135	6,063,586	5,963,213	100,373	6,063,586
Total (unaudited)			$4,501,932,302	$1,436,799	$4,503,369,101	$373,180	$4,502,995,921	$4,440,252,535	$62,743,386	$4,502,995,921

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no contract owners were invested at December 31, 2019, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	Total (unaudited)	ALVGIB	ALVIVB	ALVPGB	ALVDAB	ALVSVB	ACVIG	ACVIG2
Reinvested dividends	$72,584,963	6,129	68	-	8,697	14,344	1,007,944	12,056
Mortality and expense risk charges (note 2)	(49,625,192)	(11,371)	(115)	(18,424)	(5,781)	(62,314)	(548,648)	(12,319)
Net investment income (loss)	22,959,771	(5,242)	(47)	(18,424)	2,916	(47,970)	459,296	(263)
Realized gain (loss) on investments	94,454,822	32,163	(88)	7,348	11,585	(67,702)	4,246,610	14,814
Change in unrealized gain (loss) on investments	394,607,882	28,226	2,088	149,832	47,218	371,973	959,135	54,830
Net gain (loss) on investments	489,062,704	60,389	2,000	157,180	58,803	304,271	5,205,745	69,644
Reinvested capital gains	425,059,936	64,422	-	129,132	550	495,460	4,217,979	56,389
Net increase (decrease) in contract owners’ equity resulting from operations	$937,082,411	119,569	1,953	267,888	62,269	751,761	9,883,020	125,770

Investment Activity:	ACVIP2	ACVI	ACVMV1	ACVMV2	ACVU1	ACVV	BRVED3	BRVHY3
Reinvested dividends	$467,205	12,565	316,193	11,088	-	32,432	72,414	148,784
Mortality and expense risk charges (note 2)	(232,169)	(15,327)	(169,943)	(10,068)	(580)	(17,067)	(44,935)	(33,038)
Net investment income (loss)	235,036	(2,762)	146,250	1,020	(580)	15,365	27,479	115,746
Realized gain (loss) on investments	(706,709)	80,167	(28,552)	23,359	260	135,362	11,129	18,471
Change in unrealized gain (loss) on investments	1,998,503	168,425	1,921,345	50,483	5,855	107,465	530,412	177,578
Net gain (loss) on investments	1,291,794	248,592	1,892,793	73,842	6,115	242,827	541,541	196,049
Reinvested capital gains	-	75,467	1,647,495	61,258	3,403	91,035	311,080	-
Net increase (decrease) in contract owners’ equity resulting from operations	$1,526,830	321,297	3,686,538	136,120	8,938	349,227	880,100	311,795

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	BRVTR3	MLVGA3	DVMCSS	DVSCS	DSIF	DSRG	DSRGS	DCAP
Reinvested dividends	$42,796	287,838	6,950	203,313	4,919,521	517,192	513	528,114
Mortality and expense risk charges (note 2)	(18,002)	(273,681)	(18,343)	(251,465)	(3,162,556)	(378,759)	(709)	(501,483)
Net investment income (loss)	24,794	14,157	(11,393)	(48,152)	1,756,965	138,433	(196)	26,631
Realized gain (loss) on investments	(505)	(490,664)	(88,228)	1,138,361	25,559,608	1,407,926	(3,927)	(239,907)
Change in unrealized gain (loss) on investments	84,104	3,192,007	247,640	1,206,195	32,107,843	7,061,602	12,292	8,555,369
Net gain (loss) on investments	83,599	2,701,343	159,412	2,344,556	57,667,451	8,469,528	8,365	8,315,462
Reinvested capital gains	7,730	909,176	126,035	1,940,085	14,770,335	1,144,497	1,327	5,137,299
Net increase (decrease) in contract owners’ equity resulting from operations	$116,123	3,624,676	274,054	4,236,489	74,194,751	9,752,458	9,496	13,479,392

Investment Activity:	DCAPS	DSC	DVIV	CLVHY2	DWVSVS	ETVFR	FVU2S	FHIBS
Reinvested dividends	$6,116	-	44	21,014	24,878	501,430	1,823	57,219
Mortality and expense risk charges (note 2)	(12,982)	(76)	(17)	(4,282)	(36,197)	(131,809)	(1,690)	(18,463)
Net investment income (loss)	(6,866)	(76)	27	16,732	(11,319)	369,621	133	38,756
Realized gain (loss) on investments	(5,706)	(2,448)	74	(2,050)	(71,670)	(30,281)	(173)	(9,419)
Change in unrealized gain (loss) on investments	123,213	2,353	178	37,218	558,874	397,217	14,280	80,773
Net gain (loss) on investments	117,507	(95)	252	35,168	487,204	366,936	14,107	71,354
Reinvested capital gains	79,982	3,155	-	-	256,523	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$190,623	2,984	279	51,900	732,408	736,557	14,240	110,110

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	FQB	FQBS	FEMS2	FC2	FVSS2	FB2	FCS	FNRS2
Reinvested dividends	$1,477,999	46,304	7,252	398	3,458	109,592	47,189	116,943
Mortality and expense risk charges (note 2)	(567,409)	(32,358)	(4,779)	(983)	(4,748)	(69,851)	(147,138)	(74,049)
Net investment income (loss)	910,590	13,946	2,473	(585)	(1,290)	39,741	(99,949)	42,894
Realized gain (loss) on investments	51,333	(7,903)	19,311	15	3,741	4,300	319,840	(285,469)
Change in unrealized gain (loss) on investments	2,967,968	114,940	58,207	18,928	40,386	937,740	1,683,501	810,297
Net gain (loss) on investments	3,019,301	107,037	77,518	18,943	44,127	942,040	2,003,341	524,828
Reinvested capital gains	1,920	66	-	-	21,357	248,871	1,491,599	4,280
Net increase (decrease) in contract owners’ equity resulting from operations	$3,931,811	121,049	79,991	18,358	64,194	1,230,652	3,394,991	572,002

Investment Activity:	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
Reinvested dividends	$2,984,147	50,052	177,245	524	227,004	2,070	150,145	3,373
Mortality and expense risk charges (note 2)	(1,754,552)	(50,814)	(80,638)	(647)	(129,540)	(2,228)	(85,426)	(3,364)
Net investment income (loss)	1,229,595	(762)	96,607	(123)	97,464	(158)	64,719	9
Realized gain (loss) on investments	7,584,626	50,336	62,498	844	137,585	4,835	186,786	11,967
Change in unrealized gain (loss) on investments	16,933,279	373,585	563,315	1,651	1,127,627	7,641	1,075,039	20,711
Net gain (loss) on investments	24,517,905	423,921	625,813	2,495	1,265,212	12,476	1,261,825	32,678
Reinvested capital gains	10,268,514	186,314	281,968	1,392	661,331	6,000	282,077	7,671
Net increase (decrease) in contract owners’ equity resulting from operations	$36,016,014	609,473	1,004,388	3,764	2,024,007	18,318	1,608,621	40,358

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	FGI2	FGOS	FGS	FG2	FHIS	FIGBS	FMCS	FMC2
Reinvested dividends	$24,211	739	273,045	1,311	2,110,060	828,867	153,796	22,272
Mortality and expense risk charges (note 2)	(7,467)	(15,629)	(1,831,146)	(43,155)	(454,365)	(346,366)	(220,532)	(61,785)
Net investment income (loss)	16,744	(14,890)	(1,558,101)	(41,844)	1,655,695	482,501	(66,736)	(39,513)
Realized gain (loss) on investments	(13,604)	102,818	10,521,440	148,720	(143,945)	(64,910)	(502,855)	(41,228)
Change in unrealized gain (loss) on investments	111,411	243,473	27,141,946	389,055	3,485,036	1,921,078	2,264,827	326,737
Net gain (loss) on investments	97,807	346,291	37,663,386	537,775	3,341,091	1,856,168	1,761,972	285,509
Reinvested capital gains	55,012	112,957	10,388,882	149,291	-	-	2,268,031	383,479
Net increase (decrease) in contract owners’ equity resulting from operations	$169,563	444,358	46,494,167	645,222	4,996,786	2,338,669	3,963,267	629,475

Investment Activity:	FOS	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVDM2
Reinvested dividends	$380,999	15,083	107,804	10,919	1,808,600	6,856	72,441	34,635
Mortality and expense risk charges (note 2)	(262,065)	(18,164)	(78,579)	(7,341)	(385,720)	(8,025)	(79,157)	(40,981)
Net investment income (loss)	118,934	(3,081)	29,225	3,578	1,422,880	(1,169)	(6,716)	(6,346)
Realized gain (loss) on investments	151,770	2,678	26,298	41,818	165,143	35,280	(516,335)	72,606
Change in unrealized gain (loss) on investments	4,368,804	189,181	1,220,465	44,000	2,379,543	16,483	949,570	744,731
Net gain (loss) on investments	4,520,574	191,859	1,246,763	85,818	2,544,686	51,763	433,235	817,337
Reinvested capital gains	885,504	37,921	628,697	10,019	546,626	85,015	1,154,036	-
Net increase (decrease) in contract owners’ equity resulting from operations	$5,525,012	226,699	1,904,685	99,415	4,514,192	135,609	1,580,555	810,991

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	TIF2	FTVGI2	FTVFA2	GVMSAS	GVGMNS	RVARS	SBLD	SBLJ
Reinvested dividends	$62,966	1,388,304	149,521	429	1,759	14,728	5,580	1,145
Mortality and expense risk charges (note 2)	(39,375)	(216,314)	(49,901)	(209)	(1,322)	(6,636)	(2,213)	(1,434)
Net investment income (loss)	23,591	1,171,990	99,620	220	437	8,092	3,367	(289)
Realized gain (loss) on investments	(226,252)	(507,813)	(170,490)	(76)	1,784	2,023	3,717	8,045
Change in unrealized gain (loss) on investments	540,503	(471,042)	520,375	1,288	5,684	15,423	18,183	15,024
Net gain (loss) on investments	314,251	(978,855)	349,885	1,212	7,468	17,446	21,900	23,069
Reinvested capital gains	37,584	-	275,652	-	5,145	-	11,137	12,668
Net increase (decrease) in contract owners’ equity resulting from operations	$375,426	193,135	725,157	1,432	13,050	25,538	36,404	35,448

Investment Activity:	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	ACEG2
Reinvested dividends	$14,094	4,145	38,547	4,097	13,700	549	1,573	-
Mortality and expense risk charges (note 2)	(9,355)	(3,026)	(5,449)	(5,735)	(17,189)	(938)	(853)	(38,743)
Net investment income (loss)	4,739	1,119	33,098	(1,638)	(3,489)	(389)	720	(38,743)
Realized gain (loss) on investments	4,875	919	(28,933)	(13,771)	(9,866)	(886)	5,404	18,882
Change in unrealized gain (loss) on investments	128,037	35,102	42,756	82,318	195,732	11,353	9,170	368,999
Net gain (loss) on investments	132,912	36,021	13,823	68,547	185,866	10,467	14,574	387,881
Reinvested capital gains	6,803	21,941	-	30,419	161,776	9,277	6,861	361,690
Net increase (decrease) in contract owners’ equity resulting from operations	$144,454	59,081	46,921	97,328	344,153	19,355	22,155	710,828

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	ACC2	ACEG	AVGI	AVCE2	IVKEI1	IVHS	IVRE	IVMCC2
Reinvested dividends	$45,718	-	17	691	10,267	157	9,059	305
Mortality and expense risk charges (note 2)	(50,662)	(605)	(35)	(8,152)	(4,946)	(4,134)	(2,275)	(1,670)
Net investment income (loss)	(4,944)	(605)	(18)	(7,461)	5,321	(3,977)	6,784	(1,365)
Realized gain (loss) on investments	232,170	7,143	(38)	14,438	1,655	(26,269)	4,987	(1,406)
Change in unrealized gain (loss) on investments	(8,836)	1,807	474	39,263	32,542	118,179	27,036	21,222
Net gain (loss) on investments	223,334	8,950	436	53,701	34,197	91,910	32,023	19,816
Reinvested capital gains	349,102	6,221	207	47,459	28,664	8,748	232	15,633
Net increase (decrease) in contract owners’ equity resulting from operations	$567,492	14,566	625	93,699	68,182	96,681	39,039	34,084

Investment Activity:	IVKMG2	OVIGS	OVGR	OVGS	OVGSS	OVGI	OVGIS	OVSC
Reinvested dividends	$-	10,868	2,063	850,463	4,783	835,673	11,646	13,545
Mortality and expense risk charges (note 2)	(16,092)	(15,687)	(37,771)	(1,080,621)	(14,214)	(861,663)	(24,817)	(76,528)
Net investment income (loss)	(16,092)	(4,819)	(35,708)	(230,158)	(9,431)	(25,990)	(13,171)	(62,983)
Realized gain (loss) on investments	9,234	3,701	237,991	(47,817)	26,420	4,000,836	(11,098)	(266,297)
Change in unrealized gain (loss) on investments	138,955	279,965	472,154	11,136,240	61,620	4,014,724	145,930	1,253,429
Net gain (loss) on investments	148,189	283,666	710,145	11,088,423	88,040	8,015,560	134,832	987,132
Reinvested capital gains	198,534	75,140	324,823	13,433,624	108,020	12,580,098	231,017	625,526
Net increase (decrease) in contract owners’ equity resulting from operations	$330,631	353,987	999,260	24,291,889	186,629	20,569,668	352,678	1,549,675

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	OVSCS	OVAG	OVSB	OVSBS	WRASP	WRBP	WRBDP	WRCEP
Reinvested dividends	$-	-	126,657	35,596	1,242,231	634,010	1,012,036	442,576
Mortality and expense risk charges (note 2)	(1,454)	(600,896)	(38,742)	(19,198)	(686,586)	(399,099)	(406,190)	(844,655)
Net investment income (loss)	(1,454)	(600,896)	87,915	16,398	555,645	234,911	605,846	(402,079)
Realized gain (loss) on investments	9,640	2,548,028	(79,696)	(9,594)	(419,925)	(1,562,500)	(248,675)	(671,642)
Change in unrealized gain (loss) on investments	6,514	7,879,175	307,456	76,406	8,958,862	5,203,882	3,439,224	13,051,806
Net gain (loss) on investments	16,154	10,427,203	227,760	66,812	8,538,937	3,641,382	3,190,549	12,380,164
Reinvested capital gains	10,356	6,970,907	-	-	2,373,167	2,856,342	-	7,798,625
Net increase (decrease) in contract owners’ equity resulting from operations	$25,056	16,797,214	315,675	83,210	11,467,749	6,732,635	3,796,395	19,776,710

Investment Activity:	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P
Reinvested dividends	$270,216	-	96,536	32,731	-	3,089,298	123,733	141,857
Mortality and expense risk charges (note 2)	(105,150)	(20,344)	(28,921)	(38,014)	(1,121,073)	(519,370)	(212,210)	(97,440)
Net investment income (loss)	165,066	(20,344)	67,615	(5,283)	(1,121,073)	2,569,928	(88,477)	44,417
Realized gain (loss) on investments	(799,170)	(212,681)	(8,323)	(485,147)	885,665	(1,765,085)	(2,498,545)	(342,979)
Change in unrealized gain (loss) on investments	16,694	279,877	160,525	778,505	4,853,278	3,794,898	(5,870,594)	1,000,408
Net gain (loss) on investments	(782,476)	67,196	152,202	293,358	5,738,943	2,029,813	(8,369,139)	657,429
Reinvested capital gains	2,483,811	-	-	-	25,196,263	-	12,576,085	744,763
Net increase (decrease) in contract owners’ equity resulting from operations	$1,866,401	46,852	219,817	288,075	29,814,133	4,599,741	4,118,469	1,446,609

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	WRLTBP	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP
Reinvested dividends	$55,532	-	244,011	88,499	-	-	-	234,714
Mortality and expense risk charges (note 2)	(38,068)	(191,038)	(144,100)	(61,981)	(659,662)	(420,890)	(57,720)	(324,689)
Net investment income (loss)	17,464	(191,038)	99,911	26,518	(659,662)	(420,890)	(57,720)	(89,975)
Realized gain (loss) on investments	(4,834)	647,689	-	(411,204)	5,531,972	959,634	(173,459)	366,883
Change in unrealized gain (loss) on investments	86,606	1,786,125	-	1,530,591	12,394,838	4,118,126	298,150	4,495,802
Net gain (loss) on investments	81,772	2,433,814	-	1,119,387	17,926,810	5,077,760	124,691	4,862,685
Reinvested capital gains	-	2,981,473	1,802	24,762	5,356,772	2,801,512	991,111	1,599,701
Net increase (decrease) in contract owners’ equity resulting from operations	$99,236	5,224,249	101,713	1,170,667	22,623,920	7,458,382	1,058,082	6,372,411

Investment Activity:	JPMMV1	JABS	JAFBS	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC
Reinvested dividends	$247,749	1,177	57,304	20,089	171,431	673,788	24,495	27,030
Mortality and expense risk charges (note 2)	(173,347)	(912)	(23,370)	(1,025,554)	(470,768)	(410,123)	(28,781)	(8,454)
Net investment income (loss)	74,402	265	33,934	(1,005,465)	(299,337)	263,665	(4,286)	18,576
Realized gain (loss) on investments	366,802	3,264	(10,561)	794,457	3,338,151	(2,252,683)	(5,884)	4,578
Change in unrealized gain (loss) on investments	1,969,973	8,073	137,474	19,397,158	8,756,216	10,337,062	413,871	17,971
Net gain (loss) on investments	2,336,775	11,337	126,913	20,191,615	12,094,367	8,084,379	407,987	22,549
Reinvested capital gains	1,028,683	1,882	-	7,720,442	2,926,965	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$3,439,860	13,484	160,847	26,906,592	14,721,995	8,348,044	403,701	41,125

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	M2IGSS	MMCGSC	MNDSC	MVFSC	MVIGSC	MVIVSC	MSGI2	MSVFI
Reinvested dividends	$743	-	-	588,156	538	290,803	29,037	200,964
Mortality and expense risk charges (note 2)	(2,718)	(13,398)	(34,902)	(361,808)	(350)	(231,177)	(13,759)	(57,945)
Net investment income (loss)	(1,975)	(13,398)	(34,902)	226,348	188	59,626	15,278	143,019
Realized gain (loss) on investments	1,859	29,459	(9,958)	929,348	(465)	788,314	7,969	51,036
Change in unrealized gain (loss) on investments	50,661	101,864	223,441	5,068,382	1,066	2,875,343	193,715	234,343
Net gain (loss) on investments	52,520	131,323	213,483	5,997,730	601	3,663,657	201,684	285,379
Reinvested capital gains	17,153	102,220	617,125	1,413,213	5,958	609,600	51,725	-
Net increase (decrease) in contract owners’ equity resulting from operations	$67,698	220,145	795,706	7,637,291	6,747	4,332,883	268,687	428,398

Investment Activity:	MSVF2	MSEM	MSVMG	MSVRE	NVFIII	GBF	GBF2	MSBF
Reinvested dividends	$24,487	234,687	-	19,661	1	1,713,360	24,359	1,455,750
Mortality and expense risk charges (note 2)	(12,223)	(48,508)	(1,314)	(15,572)	(43)	(855,805)	(21,820)	(352,392)
Net investment income (loss)	12,264	186,179	(1,314)	4,089	(42)	857,555	2,539	1,103,358
Realized gain (loss) on investments	11,181	74,919	633	230,975	(766)	(1,889,563)	(11,929)	223,071
Change in unrealized gain (loss) on investments	27,685	262,746	11,463	(123,363)	(2)	4,886,976	54,239	1,029,572
Net gain (loss) on investments	38,866	337,665	12,096	107,612	(768)	2,997,413	42,310	1,252,643
Reinvested capital gains	-	-	10,718	39,080	1	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$51,130	523,844	21,500	150,781	(809)	3,854,968	44,849	2,356,001

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	HIBF	GVABD2	NVLCP2	NVCBD1	NVCBD2	NVSTB2	SAM	NVMGA2
Reinvested dividends	$1,603,853	178,767	99,902	189,669	14,911	118,270	2,518,058	851
Mortality and expense risk charges (note 2)	(323,988)	(110,633)	(43,087)	(64,688)	(11,022)	(60,381)	(1,597,917)	(1,808)
Net investment income (loss)	1,279,865	68,134	56,815	124,981	3,889	57,889	920,141	(957)
Realized gain (loss) on investments	(149,682)	(23,503)	(33)	18,951	414	(3,915)	-	(2,124)
Change in unrealized gain (loss) on investments	2,472,609	650,873	236,695	235,353	31,319	100,995	-	19,420
Net gain (loss) on investments	2,322,927	627,370	236,662	254,304	31,733	97,080	-	17,296
Reinvested capital gains	-	31,683	-	-	-	-	-	3,860
Net increase (decrease) in contract owners’ equity resulting from operations	$3,602,792	727,187	293,477	379,285	35,622	154,969	920,141	20,199

Investment Activity:	NAMGI2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMIG1
Reinvested dividends	$2,333	785,540	6,962	1,228,308	345,939	-	-	373,675
Mortality and expense risk charges (note 2)	(2,400)	(233,307)	(4,421)	(71,252)	(25,633)	(794,684)	(69,437)	(334,958)
Net investment income (loss)	(67)	552,233	2,541	1,157,056	320,306	(794,684)	(69,437)	38,717
Realized gain (loss) on investments	9,016	(102,007)	22,797	(292,345)	(79,759)	41,440	(137,939)	(853,021)
Change in unrealized gain (loss) on investments	26,773	2,016,272	5,366	(28,421)	(26,661)	3,635,803	396,482	7,129,906
Net gain (loss) on investments	35,789	1,914,265	28,163	(320,766)	(106,420)	3,677,243	258,543	6,276,885
Reinvested capital gains	7,494	2,578,378	24,743	478,912	119,247	18,093,717	1,375,819	1,939,825
Net increase (decrease) in contract owners’ equity resulting from operations	$43,216	5,044,876	55,447	1,315,202	333,133	20,976,276	1,564,925	8,255,427

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NVRE1	NVMMV2	NVNMO1	NVNMO2	NVNSR1	NVAMV1	NVAMV2	NVOLG1
Reinvested dividends	$962,533	1,091,523	345,853	1,787	21,571	2,571,899	40,197	6,144,763
Mortality and expense risk charges (note 2)	(649,283)	(570,364)	(599,137)	(3,590)	(30,906)	(1,103,257)	(30,420)	(4,033,122)
Net investment income (loss)	313,250	521,159	(253,284)	(1,803)	(9,335)	1,468,642	9,777	2,111,641
Realized gain (loss) on investments	(1,516,431)	(1,664,428)	2,585,932	(28,788)	(57,492)	1,318,686	12,047	11,031,448
Change in unrealized gain (loss) on investments	15,740,261	2,349,360	6,173,123	89,718	383,016	8,619,439	152,026	3,524,797
Net gain (loss) on investments	14,223,830	684,932	8,759,055	60,930	325,524	9,938,125	164,073	14,556,245
Reinvested capital gains	-	8,749,299	4,417,702	25,212	265,720	10,756,240	176,633	94,544,783
Net increase (decrease) in contract owners' equity resulting from operations	$14,537,080	9,955,390	12,923,473	84,339	581,909	22,163,007	350,483	111,212,669

Investment Activity:	NVOLG2	NVTIV3	DTRTFB	TRF	TRF2	EIF	SCGF	SCGF2
Reinvested dividends	$84,970	45,400	15,027	1,157,329	2,925	349,831	-	-
Mortality and expense risk charges (note 2)	(102,586)	(21,665)	(4,305)	(1,067,379)	(6,665)	(225,091)	(247,981)	(6,071)
Net investment income (loss)	(17,616)	23,735	10,722	89,950	(3,740)	124,740	(247,981)	(6,071)
Realized gain (loss) on investments	85,190	(26,909)	1,113	7,449,880	59,957	957,942	(572,457)	(5,556)
Change in unrealized gain (loss) on investments	158,839	37,075	5,077	12,702,048	4,881	2,649,122	1,345,295	4,885
Net gain (loss) on investments	244,029	10,166	6,190	20,151,928	64,838	3,607,064	772,838	(671)
Reinvested capital gains	1,485,323	172,011	-	4,291,262	14,496	773,628	5,674,892	89,217
Net increase (decrease) in contract owners' equity resulting from operations	$1,711,736	205,912	16,912	24,533,140	75,594	4,505,432	6,199,749	82,475

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	SCF	SCF2	GEM	GEM2	GIG	NVIE6	SCVF	SCVF2
Reinvested dividends	$50,401	-	309,650	5,868	380,016	709	700,678	4,469
Mortality and expense risk charges (note 2)	(787,768)	(16,139)	(140,778)	(5,795)	(174,643)	(445)	(753,077)	(9,703)
Net investment income (loss)	(737,367)	(16,139)	168,872	73	205,373	264	(52,399)	(5,234)
Realized gain (loss) on investments	1,848,208	(54,439)	250,462	2,181	(13,053)	(557)	411,954	(28,638)
Change in unrealized gain (loss) on investments	6,234,668	145,887	2,121,274	49,301	1,671,105	4,617	(10,690,613)	(55,342)
Net gain (loss) on investments	8,082,876	91,448	2,371,736	51,482	1,658,052	4,060	(10,278,659)	(83,980)
Reinvested capital gains	8,053,351	101,135	-	-	687,799	1,310	21,170,757	166,204
Net increase (decrease) in contract owners' equity resulting from operations	$15,398,860	176,444	2,540,608	51,555	2,551,224	5,634	10,839,699	76,990

Investment Activity:	GVAGG2	GVAGR2	GVAGI2	GVDIVI	GVDIV2	NVSIX2	GVIX8	MCIF
Reinvested dividends	$148,419	122,918	354,014	1,008,831	63,250	26,900	122,386	1,007,820
Mortality and expense risk charges (note 2)	(257,534)	(410,626)	(304,292)	(52,121)	(4,566)	(36,800)	(45,385)	(891,832)
Net investment income (loss)	(109,115)	(287,708)	49,722	956,710	58,684	(9,900)	77,001	115,988
Realized gain (loss) on investments	572,423	2,589,188	285,598	(107,456)	(3,582)	(594,734)	34,850	3,706,452
Change in unrealized gain (loss) on investments	4,042,694	1,793,476	2,940,473	(400,239)	(29,275)	110,717	588,232	709,776
Net gain (loss) on investments	4,615,117	4,382,664	3,226,071	(507,695)	(32,857)	(484,017)	623,082	4,416,228
Reinvested capital gains	1,942,902	5,030,171	2,441,480	179,675	11,376	1,119,501	8,027	12,326,030
Net increase (decrease) in contract owners' equity resulting from operations	$6,448,904	9,125,127	5,717,273	628,690	37,203	625,584	708,110	16,858,246

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	GVEX2	GVIDA	NAMAA2	GVDMA	GVIDM	GVDMC	GVIDC	GVAAA2
Reinvested dividends	$488,589	582,223	16,683	1,440,664	2,697,140	709,424	472,001	912,720
Mortality and expense risk charges (note 2)	(276,910)	(346,140)	(9,165)	(880,333)	(1,580,360)	(413,828)	(271,227)	(667,243)
Net investment income (loss)	211,679	236,083	7,518	560,331	1,116,780	295,596	200,774	245,477
Realized gain (loss) on investments	1,501,434	841,107	7,046	2,390,659	6,534,746	400,116	(187,083)	1,290,145
Change in unrealized gain (loss) on investments	3,455,605	2,097,520	91,993	3,514,794	486,882	1,400,219	1,321,642	4,648,950
Net gain (loss) on investments	4,957,039	2,938,627	99,039	5,905,453	7,021,628	1,800,335	1,134,559	5,939,095
Reinvested capital gains	1,059,934	2,565,492	24,216	6,746,520	11,509,927	1,710,603	444,472	3,804,604
Net increase (decrease) in contract owners' equity resulting from operations	$6,228,652	5,740,202	130,773	13,212,304	19,648,335	3,806,534	1,779,805	9,989,176

Investment Activity:	NVCRA2	NVCMA2	NVCCA2	NVCMD2	NVCRB2	NVCMC2	NVCCN2	NVDBL2
Reinvested dividends	$77,530	145,486	137,050	360,392	215,505	122,706	188,239	182,124
Mortality and expense risk charges (note 2)	(30,274)	(73,085)	(55,888)	(163,098)	(99,524)	(55,988)	(89,556)	(93,498)
Net investment income (loss)	47,256	72,401	81,162	197,294	115,981	66,718	98,683	88,626
Realized gain (loss) on investments	4,176	(468,630)	(188,003)	(288,201)	(267,016)	(58,113)	(76,926)	30,800
Change in unrealized gain (loss) on investments	285,028	895,229	498,613	1,137,561	848,107	368,613	514,382	428,945
Net gain (loss) on investments	289,204	426,599	310,610	849,360	581,091	310,500	437,456	459,745
Reinvested capital gains	212,343	516,790	461,780	1,016,581	529,809	238,058	137,142	515,852
Net increase (decrease) in contract owners' equity resulting from operations	$548,803	1,015,790	853,552	2,063,235	1,226,881	615,276	673,281	1,064,223

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	NVDCA2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	AMTB
Reinvested dividends	$37,917	8,480	23,276	5,365	7,414	11,710	1,207	210,227
Mortality and expense risk charges (note 2)	(20,883)	(7,352)	(18,564)	(2,557)	(3,458)	(5,747)	(571)	(125,166)
Net investment income (loss)	17,034	1,128	4,712	2,808	3,956	5,963	636	85,061
Realized gain (loss) on investments	(10,019)	(2,732)	(14,454)	5,787	188	734	81	(4,372)
Change in unrealized gain (loss) on investments	167,713	84,631	264,618	16,035	24,535	50,007	4,350	182,561
Net gain (loss) on investments	157,694	81,899	250,164	21,822	24,723	50,741	4,431	178,189
Reinvested capital gains	134,021	11,084	28,102	7,634	5,543	12,808	1,245	-
Net increase (decrease) in contract owners' equity resulting from operations	$308,749	94,111	282,978	32,264	34,222	69,512	6,312	263,250

Investment Activity:	AMCG	AMMCGS	AMSRS	PMVSTA	PMVAAD	PMVFAD	PMVLAD	PMVRRA
Reinvested dividends	$-	-	31,086	94,395	102,748	31,432	498,954	9,287
Mortality and expense risk charges (note 2)	(4,190)	(16,554)	(81,462)	(44,545)	(40,182)	(19,052)	(214,294)	(6,054)
Net investment income (loss)	(4,190)	(16,554)	(50,376)	49,850	62,566	12,380	284,660	3,233
Realized gain (loss) on investments	17,759	60,742	268,087	(5,581)	(47,251)	(40,891)	(176,152)	(4,436)
Change in unrealized gain (loss) on investments	35,864	163,602	962,757	16,285	354,782	119,587	405,441	38,978
Net gain (loss) on investments	53,623	224,344	1,230,844	10,704	307,531	78,696	229,289	34,542
Reinvested capital gains	16,089	91,966	414,088	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	$65,522	299,756	1,594,556	60,554	370,097	91,076	513,949	37,775

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	PMVTRA	PMVTRD	PMVEBD	PVEIB	PVTIGB	HVSIT	ROCMC	TRHS2
Reinvested dividends	$30,997	330,387	55,425	296	245	-	-	-
Mortality and expense risk charges (note 2)	(11,409)	(122,726)	(14,327)	-	(224)	(1,522)	(3,827)	(385,623)
Net investment income (loss)	19,588	207,661	41,098	296	21	(1,522)	(3,827)	(385,623)
Realized gain (loss) on investments	(11,342)	(87,139)	(18,411)	-	(1,011)	(2,449)	(10,493)	621,660
Change in unrealized gain (loss) on investments	64,251	640,413	132,154	2,365	4,806	(10,101)	40,113	6,452,963
Net gain (loss) on investments	52,909	553,274	113,743	2,365	3,795	(12,550)	29,620	7,074,623
Reinvested capital gains	-	-	-	1,265	31	38,721	29,819	1,582,827
Net increase (decrease) in contract owners' equity resulting from operations	$72,497	760,935	154,841	3,926	3,847	24,649	55,612	8,271,827

Investment Activity:	VWHAS	VWEM	VWHA	VYDS	VRVDRA	SVOF	WFVSCG	AMGP
Reinvested dividends	$-	62,551	-	13,350	2,456	482	-	807
Mortality and expense risk charges (note 2)	(39,897)	(145,631)	(55,825)	(27,960)	(446)	(2,824)	(88,993)	(1,280)
Net investment income (loss)	(39,897)	(83,080)	(55,825)	(14,610)	2,010	(2,342)	(88,993)	(473)
Realized gain (loss) on investments	(174,242)	151,680	(750,332)	41,202	(8,468)	2,668	17,150	(83,070)
Change in unrealized gain (loss) on investments	553,414	2,977,535	1,356,229	412,081	(8,776)	22,986	342,374	45,109
Net gain (loss) on investments	379,172	3,129,215	605,897	453,283	(17,244)	25,654	359,524	(37,961)
Reinvested capital gains	-	310,053	-	138,533	15,248	19,225	1,307,772	76,691
Net increase (decrease) in contract owners' equity resulting from operations	$339,275	3,356,188	550,072	577,206	14	42,537	1,578,303	38,257

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF Operations

Year Ended December 31, 2019

Investment Activity:	AMTP
Reinvested dividends	$771
Mortality and expense risk charges (note 2)	(277)
Net investment income (loss)	494
Realized gain (loss) on investments	3,373
Change in unrealized gain (loss) on investments	(6,733)
Net gain (loss) on investments	(3,360)
Reinvested capital gains	8,372
Net increase (decrease) in contract owners' equity resulting from operations	$5,506

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	Total (unaudited)		ALVGIB		ALVIVB		ALVPGB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$22,959,771	9,861,998	(5,242)	(9,322)	(47)	40	(18,424)	(18,327)
Realized gain (loss) on investments	94,454,822	152,401,288	32,163	140,621	(88)	(2)	7,348	187,230
Change in unrealized gain (loss) on investments	394,607,882	(770,484,267)	28,226	(253,448)	2,088	(1,792)	149,832	(265,658)
Reinvested capital gains	425,059,936	327,900,248	64,422	81,585	-	-	129,132	116,555
Net increase (decrease) in contract owners' equity resulting from operations	937,082,411	(280,320,733)	119,569	(40,564)	1,953	(1,754)	267,888	19,800
Equity transactions:
Purchase payments received from contract owners (note 4)	78,527,672	72,444,880	97	-	-	-	-	37,837
Transfers between funds	(1,263,143)	(1,704,087)	(58,910)	21,616	124	11,813	25,397	(105,073)
Redemptions (notes 2, 3 and 4)	(617,921,841)	(650,121,327)	(28,619)	(254,021)	(3,392)	-	(20,885)	(142,535)
Adjustments to maintain reserves	980,908	(9,933)	24	15	(1)	(1)	(35)	(13)
Net equity transactions	(539,676,404)	(579,390,467)	(87,408)	(232,390)	(3,269)	11,812	4,477	(209,784)
Net change in contract owners' equity	397,406,007	(859,711,200)	32,161	(272,954)	(1,316)	10,058	272,365	(189,984)
Contract owners' equity beginning of period	4,105,589,914	4,965,301,114	595,224	868,178	10,058	-	843,878	1,033,862
Contract owners' equity end of period	$4,502,995,921	4,105,589,914	627,385	595,224	8,742	10,058	1,116,243	843,878
CHANGES IN UNITS:		-
Beginning units	196,238,697	219,981,048	28,647	38,705	1,311	-	34,696	42,451
Units purchased	26,836,797	36,665,267	133	1,658	3,323	1,311	1,156	6,890
Units redeemed	(48,460,276)	(60,407,618)	(3,849)	(11,716)	(3,648)	-	(1,045)	(14,645)
Ending units	174,615,218	196,238,697	24,931	28,647	986	1,311	34,807	34,696

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ALVDAB		ALVSVB		ACVIG		ACVIG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,916	1,857	(47,970)	(62,583)	459,296	422,450	(263)	(1,419)
Realized gain (loss) on investments	11,585	7,860	(67,702)	(12,000)	4,246,610	2,616,522	14,814	18,603
Change in unrealized gain (loss) on investments	47,218	(54,048)	371,973	(1,174,643)	959,135	(11,093,937)	54,830	(124,558)
Reinvested capital gains	550	639	495,460	422,588	4,217,979	4,134,170	56,389	43,389
Net increase (decrease) in contract owners' equity resulting from operations	62,269	(43,692)	751,761	(826,638)	9,883,020	(3,920,795)	125,770	(63,985)
Equity transactions:
Purchase payments received from contract owners (note 4)	35,000	-	75,026	80,381	608,023	425,871	861	836
Transfers between funds	-	(24,049)	(151,534)	(230,555)	(1,467,695)	(987,751)	(13,232)	111,681
Redemptions (notes 2, 3 and 4)	(120,815)	(17,190)	(382,837)	(411,885)	(6,233,389)	(5,524,721)	(17,471)	(28,486)
Adjustments to maintain reserves	(9)	10	(1,394)	262	461	94	183	69
Net equity transactions	(85,824)	(41,229)	(460,739)	(561,797)	(7,092,600)	(6,086,507)	(29,659)	84,100
Net change in contract owners' equity	(23,555)	(84,921)	291,022	(1,388,435)	2,790,420	(10,007,302)	96,111	20,115
Contract owners' equity beginning of period	473,096	558,017	4,244,149	5,632,584	46,528,025	56,535,327	599,451	579,336
Contract owners' equity end of period	$449,541	473,096	4,535,171	4,244,149	49,318,445	46,528,025	695,562	599,451
CHANGES IN UNITS:
Beginning units	39,659	42,817	189,914	209,462	1,714,917	1,917,968	29,835	26,363
Units purchased	2,752	1,573	11,234	21,266	38,996	52,885	121	4,820
Units redeemed	(9,278)	(4,731)	(30,681)	(40,814)	(270,986)	(255,936)	(1,432)	(1,348)
Ending units	33,133	39,659	170,467	189,914	1,482,927	1,714,917	28,524	29,835

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ACVIP2		ACVI		ACVMV1		ACVMV2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$235,036	373,398	(2,762)	1,991	146,250	48,623	1,020	(3,333)
Realized gain (loss) on investments	(706,709)	(794,929)	80,167	47,117	(28,552)	486,833	23,359	43,901
Change in unrealized gain (loss) on investments	1,998,503	(498,047)	168,425	(394,655)	1,921,345	(3,862,412)	50,483	(173,839)
Reinvested capital gains	-	-	75,467	99,531	1,647,495	1,069,429	61,258	42,182
Net increase (decrease) in contract owners' equity resulting from operations	1,526,830	(919,578)	321,297	(246,016)	3,686,538	(2,257,527)	136,120	(91,089)
Equity transactions:
Purchase payments received from contract owners (note 4)	642,909	166,587	23,430	33,743	270,970	218,639	214	87
Transfers between funds	(711,546)	(265,839)	(9,032)	351	387,325	(1,185,897)	(35,063)	(37,999)
Redemptions (notes 2, 3 and 4)	(2,391,900)	(3,330,759)	(206,731)	(105,694)	(2,196,549)	(1,457,323)	(33,051)	(49,891)
Adjustments to maintain reserves	85	17	6,508	76	(191)	(22)	(1,912)	230
Net equity transactions	(2,460,452)	(3,429,994)	(185,825)	(71,524)	(1,538,445)	(2,424,603)	(69,812)	(87,573)
Net change in contract owners' equity	(933,622)	(4,349,572)	135,472	(317,540)	2,148,093	(4,682,130)	66,308	(178,662)
Contract owners' equity beginning of period	20,523,679	24,873,251	1,249,932	1,567,472	13,919,487	18,601,617	531,518	710,180
Contract owners' equity end of period	$19,590,057	20,523,679	1,385,404	1,249,932	16,067,580	13,919,487	597,826	531,518
CHANGES IN UNITS:
Beginning units	1,425,997	1,666,760	64,695	67,928	607,635	700,119	-	-
Units purchased	98,944	95,841	4,159	2,536	58,555	37,146	-	-
Units redeemed	(260,955)	(336,604)	(12,568)	(5,769)	(116,933)	(129,630)	-	-
Ending units	1,263,986	1,425,997	56,286	64,695	549,257	607,635	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ACVU1		ACVV		BRVED3		BRVHY3
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(580)	(483)	15,365	9,775	27,479	17,592	115,746	84,031
Realized gain (loss) on investments	260	1,968	135,362	244,022	11,129	85,132	18,471	(74,035)
Change in unrealized gain (loss) on investments	5,855	(5,015)	107,465	(412,326)	530,412	(617,006)	177,578	(101,825)
Reinvested capital gains	3,403	2,974	91,035	117	311,080	234,669	-	-
Net increase (decrease) in contract owners' equity resulting from operations	8,938	(556)	349,227	(158,412)	880,100	(279,613)	311,795	(91,829)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	10	16,252	17,250	43,707	45,510	129,268	38,963
Transfers between funds	-	4,151	(71,936)	(123,698)	1,417,417	68,502	2,477,859	258,489
Redemptions (notes 2, 3 and 4)	-	(3,879)	(163,599)	(298,037)	(304,243)	(121,464)	(403,451)	(212,234)
Adjustments to maintain reserves	65	(58)	27,393	439	(73)	(23)	(144)	84
Net equity transactions	65	224	(191,890)	(404,046)	1,156,808	(7,475)	2,203,532	85,302
Net change in contract owners' equity	9,003	(332)	157,337	(562,458)	2,036,908	(287,088)	2,515,327	(6,527)
Contract owners' equity beginning of period	27,747	28,079	1,450,287	2,012,745	2,952,347	3,239,435	1,658,479	1,665,006
Contract owners' equity end of period	$36,750	27,747	1,607,624	1,450,287	4,989,255	2,952,347	4,173,806	1,658,479
CHANGES IN UNITS:
Beginning units	1,197	1,197	40,853	50,241	250,016	250,682	158,292	152,696
Units purchased	-	150	1,659	1,792	140,517	55,117	387,625	207,210
Units redeemed	-	(150)	(7,082)	(11,180)	(55,550)	(55,783)	(194,460)	(201,614)
Ending units	1,197	1,197	35,430	40,853	334,983	250,016	351,457	158,292

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	BRVTR3		MLVGA3		DVMCSS		DVSCS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$24,794	16,376	14,157	(106,668)	(11,393)	(17,006)	(48,152)	(87,677)
Realized gain (loss) on investments	(505)	(6,941)	(490,664)	20,378	(88,228)	66,533	1,138,361	1,190,461
Change in unrealized gain (loss) on investments	84,104	(32,228)	3,192,007	(3,397,927)	247,640	(684,622)	1,206,195	(4,963,255)
Reinvested capital gains	7,730	-	909,176	1,148,687	126,035	315,066	1,940,085	1,360,320
Net increase (decrease) in contract owners' equity resulting from operations	116,123	(22,793)	3,624,676	(2,335,530)	274,054	(320,029)	4,236,489	(2,500,151)
Equity transactions:

Purchase payments received from contract owners (note 4)	4,137	1,115	129,520	250,240	2,003	3,850	207,686	123,091
Transfers between funds	1,127,663	75,300	(1,039,196)	(3,007,520)	(76,863)	(640,774)	(1,628,260)	812,602
Redemptions (notes 2, 3 and 4)	(209,728)	(133,706)	(3,121,157)	(3,501,833)	(301,325)	(310,071)	(2,278,557)	(1,938,224)
Adjustments to maintain reserves	(27)	(8)	(182)	48	(30)	(49)	7,143	(138)
Net equity transactions	922,045	(57,299)	(4,031,015)	(6,259,065)	(376,215)	(947,044)	(3,691,988)	(1,002,669)
Net change in contract owners' equity	1,038,168	(80,092)	(406,339)	(8,594,595)	(102,161)	(1,267,073)	544,501	(3,502,820)
Contract owners' equity beginning of period	1,218,634	1,298,726	23,830,800	32,425,395	1,620,311	2,887,384	21,583,053	25,085,873
Contract owners' equity end of period	$2,256,802	1,218,634	23,424,461	23,830,800	1,518,150	1,620,311	22,127,554	21,583,053
CHANGES IN UNITS:
Beginning units	122,277	127,999	1,485,732	1,849,976	142,762	212,109	694,720	726,969
Units purchased	124,395	18,126	47,090	53,980	17,395	11,370	28,681	75,883
Units redeemed	(37,041)	(23,848)	(278,261)	(418,224)	(47,450)	(80,717)	(134,545)	(108,132)
Ending units	209,631	122,277	1,254,561	1,485,732	112,707	142,762	588,856	694,720

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	DSIF		DSRG		DSRGS		DCAP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,756,965	1,620,327	138,433	253,390	(196)	(205)	26,631	70,191
Realized gain (loss) on investments	25,559,608	30,076,414	1,407,926	1,221,207	(3,927)	(277)	(239,907)	953,492
Change in unrealized gain (loss) on investments	32,107,843	(53,117,244)	7,061,602	(10,038,012)	12,292	(9,019)	8,555,369	(10,889,226)
Reinvested capital gains	14,770,335	7,113,497	1,144,497	6,852,590	1,327	7,051	5,137,299	6,356,471
Net increase (decrease) in contract owners' equity resulting from operations	74,194,751	(14,307,006)	9,752,458	(1,710,825)	9,496	(2,450)	13,479,392	(3,509,072)
Equity transactions:

Purchase payments received from contract owners (note 4)	2,840,036	2,686,552	354,967	422,153	-	-	387,274	507,316
Transfers between funds	(9,948,059)	(12,277,592)	(884,392)	(1,103,464)	32	(32)	(1,662,103)	(3,042,405)
Redemptions (notes 2, 3 and 4)	(29,376,068)	(33,147,153)	(3,843,707)	(4,222,660)	(12,747)	-	(7,007,725)	(4,516,302)
Adjustments to maintain reserves	(28,066)	1,419	1,410	(1,290)	(24)	4	(4,995)	(332)
Net equity transactions	(36,512,157)	(42,736,774)	(4,371,722)	(4,905,261)	(12,739)	(28)	(8,287,549)	(7,051,723)
Net change in contract owners' equity	37,682,594	(57,043,780)	5,380,736	(6,616,086)	(3,243)	(2,478)	5,191,843	(10,560,795)
Contract owners' equity beginning of period	263,700,559	320,744,339	31,081,792	37,697,878	34,888	37,366	42,190,435	52,751,230
Contract owners' equity end of period	$301,383,153	263,700,559	36,462,528	31,081,792	31,645	34,888	47,382,278	42,190,435
CHANGES IN UNITS:
Beginning units	8,980,364	10,335,915	1,412,248	1,618,748	2,014	2,015	1,502,340	1,736,120
Units purchased	156,600	224,921	22,068	27,120	2	1	23,362	40,351
Units redeemed	(1,234,572)	(1,580,472)	(188,207)	(233,620)	(632)	(2)	(273,270)	(274,131)
Ending units	7,902,392	8,980,364	1,246,109	1,412,248	1,384	2,014	1,252,432	1,502,340

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	DCAPS		DSC		DVIV		CLVHY2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(6,866)	(7,347)	(76)	(222)	27	15	16,732	9,839
Realized gain (loss) on investments	(5,706)	6,534	(2,448)	327	74	4	(2,050)	(3,546)
Change in unrealized gain (loss) on investments	123,213	(156,965)	2,353	(7,472)	178	(421)	37,218	(18,964)
Reinvested capital gains	79,982	94,757	3,155	3,488	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	190,623	(63,021)	2,984	(3,879)	279	(402)	51,900	(12,671)
Equity transactions:

Purchase payments received from contract owners (note 4)	1	-	267	1,083	-	-	1,128	367
Transfers between funds	(87,349)	(13,201)	-	-	-	-	608,650	45,942
Redemptions (notes 2, 3 and 4)	(65,199)	(57,067)	(15,317)	(1,897)	(962)	-	(31,065)	(21,471)
Adjustments to maintain reserves	(50)	(1)	(6)	2	(3)	(2)	(21)	3
Net equity transactions	(152,597)	(70,269)	(15,056)	(812)	(965)	(2)	578,692	24,841
Net change in contract owners' equity	38,026	(133,290)	(12,072)	(4,691)	(686)	(404)	630,592	12,170
Contract owners' equity beginning of period	627,254	760,544	16,067	20,758	1,867	2,271	210,422	198,252
Contract owners' equity end of period	$665,280	627,254	3,995	16,067	1,181	1,867	841,014	210,422
CHANGES IN UNITS:
Beginning units	33,290	36,702	836	864	122	122	21,647	19,387
Units purchased	54	81	12	45	-	-	61,016	10,263
Units redeemed	(7,061)	(3,493)	(679)	(73)	(58)	-	(7,622)	(8,003)
Ending units	26,283	33,290	169	836	64	122	75,041	21,647

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	DWVSVS		ETVFR		FVU2S		FHIBS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(11,319)	(21,058)	369,621	333,229	133	(670)	38,756	60,684
Realized gain (loss) on investments	(71,670)	126,588	(30,281)	29,155	(173)	30	(9,419)	(4,743)
Change in unrealized gain (loss) on investments	558,874	(1,058,319)	397,217	(631,241)	14,280	(8,433)	80,773	(108,658)
Reinvested capital gains	256,523	265,338	-	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	732,408	(687,451)	736,557	(268,857)	14,240	(9,073)	110,110	(52,717)
Equity transactions:

Purchase payments received from contract owners (note 4)	14,348	55,247	166,544	93,849	692	229	48	12,344
Transfers between funds	(254,515)	(63,548)	(6,099,934)	6,689,096	(2,978)	101,300	44,996	18,743
Redemptions (notes 2, 3 and 4)	(135,862)	(253,383)	(1,517,034)	(1,453,488)	(8,317)	(7,226)	(75,479)	(131,552)
Adjustments to maintain reserves	(66)	(16)	1,722	(1,939)	(29)	5	25	37
Net equity transactions	(376,095)	(261,700)	(7,448,702)	5,327,518	(10,632)	94,308	(30,410)	(100,428)
Net change in contract owners' equity	356,313	(949,151)	(6,712,145)	5,058,661	3,608	85,235	79,700	(153,145)
Contract owners' equity beginning of period	2,927,121	3,876,272	14,651,016	9,592,355	85,235	-	934,727	1,087,872
Contract owners' equity end of period	$3,283,434	2,927,121	7,938,871	14,651,016	88,843	85,235	1,014,427	934,727
CHANGES IN UNITS:
Beginning units	210,527	228,991	1,386,299	896,853	9,438	-	43,526	47,922
Units purchased	17,813	54,073	51,809	690,438	75	10,155	3,606	1,502
Units redeemed	(41,546)	(72,537)	(728,054)	(200,992)	(1,147)	(717)	(5,077)	(5,898)
Ending units	186,794	210,527	710,054	1,386,299	8,366	9,438	42,055	43,526

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FQB		FQBS		FEMS2		FC2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$910,590	1,100,662	13,946	18,785	2,473	417	(585)	-
Realized gain (loss) on investments	51,333	858,701	(7,903)	(6,729)	19,311	(520)	15	-
Change in unrealized gain (loss) on investments	2,967,968	(2,993,645)	114,940	(62,502)	58,207	(17,426)	18,928	-
Reinvested capital gains	1,920	-	66	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	3,931,811	(1,034,282)	121,049	(50,446)	79,991	(17,529)	18,358	-
Equity transactions:

Purchase payments received from contract owners (note 4)	502,812	557,309	31,724	1,101	23,766	185	76,175	-
Transfers between funds	(1,075,270)	(1,084,866)	(83,665)	2,115	351,988	220,907	241,162	-
Redemptions (notes 2, 3 and 4)	(7,022,999)	(6,699,065)	(148,763)	(102,871)	(76,882)	(6,638)	-	-
Adjustments to maintain reserves	41,944	(163)	170	(7)	(19)	(13)	(5)	-
Net equity transactions	(7,553,513)	(7,226,785)	(200,534)	(99,662)	298,853	214,441	317,332	-
Net change in contract owners' equity	(3,621,702)	(8,261,067)	(79,485)	(150,108)	378,844	196,912	335,690	-
Contract owners' equity beginning of period	51,062,938	59,324,005	1,782,993	1,933,101	196,912	-	-	-
Contract owners' equity end of period	$47,441,236	51,062,938	1,703,508	1,782,993	575,756	196,912	335,690	-
CHANGES IN UNITS:
Beginning units	2,673,765	3,052,862	126,884	133,810	23,859	-	-	-
Units purchased	107,096	100,966	6,444	3,075	88,847	24,837	30,424	-
Units redeemed	(486,490)	(480,063)	(19,857)	(10,001)	(58,115)	(978)	-	-
Ending units	2,294,371	2,673,765	113,471	126,884	54,591	23,859	30,424	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FVSS2		FB2		FCS		FNRS2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,290)	(3,185)	39,741	14,709	(99,949)	(70,895)	42,894	(42,792)
Realized gain (loss) on investments	3,741	12,460	4,300	79,959	319,840	348,578	(285,469)	(470,315)
Change in unrealized gain (loss) on investments	40,386	(70,903)	937,740	(541,997)	1,683,501	(2,388,800)	810,297	(1,783,792)
Reinvested capital gains	21,357	11,860	248,871	146,464	1,491,599	1,186,513	4,280	8,805
Net increase (decrease) in contract owners' equity resulting from operations	64,194	(49,768)	1,230,652	(300,865)	3,394,991	(924,604)	572,002	(2,288,094)
Equity transactions:

Purchase payments received from contract owners (note 4)	8,712	1,780	173,534	118,921	140,038	167,595	179,607	207,277
Transfers between funds	(136)	348	2,797,548	2,486,050	(298,492)	(320,992)	(258,301)	(631,127)
Redemptions (notes 2, 3 and 4)	(11,891)	(32,713)	(476,359)	(470,585)	(987,781)	(1,034,521)	(710,128)	(981,367)
Adjustments to maintain reserves	(48)	-	(51)	(24)	28,896	(1,542)	4,290	(190)
Net equity transactions	(3,363)	(30,585)	2,494,672	2,134,362	(1,117,339)	(1,189,460)	(784,532)	(1,405,407)
Net change in contract owners' equity	60,831	(80,353)	3,725,324	1,833,497	2,277,652	(2,114,064)	(212,530)	(3,693,501)
Contract owners' equity beginning of period	204,568	284,921	4,177,589	2,344,092	11,719,522	13,833,586	6,456,233	10,149,734
Contract owners' equity end of period	$265,399	204,568	7,902,913	4,177,589	13,997,174	11,719,522	6,243,703	6,456,233
CHANGES IN UNITS:
Beginning units	10,402	11,734	368,192	195,160	293,629	319,729	804,187	939,861
Units purchased	377	105	277,848	268,980	5,975	6,430	99,849	1,062,305
Units redeemed	(536)	(1,437)	(78,852)	(95,948)	(30,417)	(32,530)	(188,705)	(1,197,979)
Ending units	10,243	10,402	567,188	368,192	269,187	293,629	715,331	804,187

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FEIS		FEI2		FF10S		FF10S2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,229,595	1,658,811	(762)	2,207	96,607	21,901	(123)	(239)
Realized gain (loss) on investments	7,584,626	1,156,307	50,336	157,357	62,498	288,129	844	360
Change in unrealized gain (loss) on investments	16,933,279	(26,300,851)	373,585	(629,468)	563,315	(882,028)	1,651	(3,213)
Reinvested capital gains	10,268,514	8,091,905	186,314	162,396	281,968	223,623	1,392	972
Net increase (decrease) in contract owners' equity resulting from operations	36,016,014	(15,393,828)	609,473	(307,508)	1,004,388	(348,375)	3,764	(2,120)
Equity transactions:

Purchase payments received from contract owners (note 4)	1,246,393	1,580,723	19,959	1,055	8,573	63,509	-	-
Transfers between funds	(3,364,008)	(3,560,920)	(48,626)	(182,222)	2,814,276	303,629	-	-
Redemptions (notes 2, 3 and 4)	(16,340,023)	(19,590,705)	(475,051)	(478,113)	(984,093)	(2,012,464)	(6,759)	(1,775)
Adjustments to maintain reserves	140,774	(2,710)	(47)	33	(111)	56	22,813	(1)
Net equity transactions	(18,316,864)	(21,573,612)	(503,765)	(659,247)	1,838,645	(1,645,270)	16,054	(1,776)
Net change in contract owners' equity	17,699,150	(36,967,440)	105,708	(966,755)	2,843,033	(1,993,645)	19,818	(3,896)
Contract owners' equity beginning of period	146,056,262	183,023,702	2,613,663	3,580,418	6,304,215	8,297,860	31,697	35,593
Contract owners' equity end of period	$163,755,412	146,056,262	2,719,371	2,613,663	9,147,248	6,304,215	51,515	31,697
CHANGES IN UNITS:
Beginning units	5,579,760	6,336,548	143,277	175,487	398,985	501,255	-	-
Units purchased	99,230	137,931	12,968	3,227	172,315	50,125	-	-
Units redeemed	(713,881)	(894,719)	(37,887)	(35,437)	(64,791)	(152,395)	-	-
Ending units	4,965,109	5,579,760	118,358	143,277	506,509	398,985	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FF20S		FF20S2		FF30S		FF30S2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$97,464	33,320	(158)	(761)	64,719	12,419	9	(1,382)
Realized gain (loss) on investments	137,585	390,875	4,835	5,161	186,786	198,407	11,967	14,813
Change in unrealized gain (loss) on investments	1,127,627	(1,643,293)	7,641	(17,029)	1,075,039	(1,148,172)	20,711	(41,471)
Reinvested capital gains	661,331	401,661	6,000	3,747	282,077	210,486	7,671	6,436
Net increase (decrease) in contract owners' equity resulting from operations	2,024,007	(817,437)	18,318	(8,882)	1,608,621	(726,860)	40,358	(21,604)
Equity transactions:

Purchase payments received from contract owners (note 4)	462,082	146,769	-	-	107,671	142,784	-	65
Transfers between funds	716,622	(272,694)	9,822	-	375,761	1,313,403	-	-
Redemptions (notes 2, 3 and 4)	(2,037,663)	(1,665,522)	(11,419)	(9,330)	(987,799)	(1,225,926)	(33,929)	(41,957)
Adjustments to maintain reserves	(129)	31	1	(1)	(175)	(20)	(158)	10
Net equity transactions	(859,088)	(1,791,416)	(1,596)	(9,331)	(504,542)	230,241	(34,087)	(41,882)
Net change in contract owners' equity	1,164,919	(2,608,853)	16,722	(18,213)	1,104,079	(496,619)	6,271	(63,486)
Contract owners' equity beginning of period	10,852,323	13,461,176	103,375	121,588	7,190,845	7,687,464	198,409	261,895
Contract owners' equity end of period	$12,017,242	10,852,323	120,097	103,375	8,294,924	7,190,845	204,680	198,409
CHANGES IN UNITS:
Beginning units	683,204	788,462	-	-	437,213	425,270	-	-
Units purchased	122,432	60,922	-	-	98,321	123,718	-	-
Units redeemed	(168,577)	(166,180)	-	-	(126,200)	(111,775)	-	-
Ending units	637,059	683,204	-	-	409,334	437,213	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FGI2		FGOS		FGS		FG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$16,744	(4,683)	(14,890)	(12,054)	(1,558,101)	(1,663,983)	(41,844)	(43,053)
Realized gain (loss) on investments	(13,604)	9,739	102,818	43,723	10,521,440	14,856,985	148,720	265,227
Change in unrealized gain (loss) on investments	111,411	(108,188)	243,473	26,595	27,141,946	(38,184,837)	389,055	(600,756)
Reinvested capital gains	55,012	29,772	112,957	65,415	10,388,882	24,637,661	149,291	340,035
Net increase (decrease) in contract owners' equity resulting from operations	169,563	(73,360)	444,358	123,679	46,494,167	(354,174)	645,222	(38,547)
Equity transactions:

Purchase payments received from contract owners (note 4)	2,500	16,010	18,087	18,229	2,538,434	1,336,103	12,398	41,674
Transfers between funds	306,367	(33,331)	8,462	(40,137)	(4,797,332)	(4,184,001)	40,672	49,374
Redemptions (notes 2, 3 and 4)	(71,461)	(55,154)	(132,115)	(32,252)	(17,376,221)	(19,984,344)	(253,144)	(304,615)
Adjustments to maintain reserves	(3)	(3)	5	315	9,387	(99)	(26)	10
Net equity transactions	237,403	(72,478)	(105,561)	(53,845)	(19,625,732)	(22,832,341)	(200,100)	(213,557)
Net change in contract owners' equity	406,966	(145,838)	338,797	69,834	26,868,435	(23,186,515)	445,122	(252,104)
Contract owners' equity beginning of period	482,040	627,878	1,153,856	1,084,022	149,755,079	172,941,594	2,106,298	2,358,402
Contract owners' equity end of period	$889,006	482,040	1,492,653	1,153,856	176,623,514	149,755,079	2,551,420	2,106,298
CHANGES IN UNITS:
Beginning units	41,258	48,233	42,468	44,345	4,776,521	5,430,132	93,748	102,679
Units purchased	26,725	26,673	2,544	1,122	152,545	203,569	5,985	10,949
Units redeemed	(8,755)	(33,648)	(5,516)	(2,999)	(690,162)	(857,180)	(13,666)	(19,880)
Ending units	59,228	41,258	39,496	42,468	4,238,904	4,776,521	86,067	93,748

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FHIS		FIGBS		FMCS		FMC2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,655,695	2,019,875	482,501	362,549	(66,736)	(140,111)	(39,513)	(62,986)
Realized gain (loss) on investments	(143,945)	(765,629)	(64,910)	(310,648)	(502,855)	646,487	(41,228)	114,626
Change in unrealized gain (loss) on investments	3,485,036	(4,059,084)	1,921,078	(837,702)	2,264,827	(6,150,428)	326,737	(1,048,244)
Reinvested capital gains	-	-	-	196,597	2,268,031	2,143,501	383,479	380,170
Net increase (decrease) in contract owners' equity resulting from operations	4,996,786	(2,804,838)	2,338,669	(589,204)	3,963,267	(3,500,551)	629,475	(616,434)
Equity transactions:

Purchase payments received from contract owners (note 4)	430,652	270,051	382,278	218,255	197,103	158,900	18,978	35,921
Transfers between funds	4,008,071	591,718	5,659,226	345,249	(1,135,520)	(1,036,135)	(48,663)	(129,044)
Redemptions (notes 2, 3 and 4)	(4,653,521)	(5,101,266)	(4,711,835)	(3,596,856)	(2,406,584)	(2,518,073)	(348,495)	(619,538)
Adjustments to maintain reserves	17,619	(746)	19,545	(293)	(89)	19	12,528	236
Net equity transactions	(197,179)	(4,240,243)	1,349,214	(3,033,645)	(3,345,090)	(3,395,289)	(365,652)	(712,425)
Net change in contract owners' equity	4,799,607	(7,045,081)	3,687,883	(3,622,849)	618,177	(6,895,840)	263,823	(1,328,859)
Contract owners' equity beginning of period	36,792,797	43,837,878	28,872,681	32,495,530	19,173,693	26,069,533	3,117,742	4,446,601
Contract owners' equity end of period	$41,592,404	36,792,797	32,560,564	28,872,681	19,791,870	19,173,693	3,381,565	3,117,742
CHANGES IN UNITS:
Beginning units	2,079,838	2,362,322	1,859,392	2,053,401	1,046,188	1,201,536	72,782	89,197
Units purchased	863,046	3,468,690	481,039	134,253	17,660	28,292	2,968	9,741
Units redeemed	(876,681)	(3,751,174)	(400,415)	(328,262)	(181,000)	(183,640)	(10,800)	(26,156)
Ending units	2,066,203	2,079,838	1,940,016	1,859,392	882,848	1,046,188	64,950	72,782

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FOS		FO2		FVSS		FRESS2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$118,934	78,362	(3,081)	(6,774)	29,225	(22,086)	3,578	7,618
Realized gain (loss) on investments	151,770	348,824	2,678	19,845	26,298	290,535	41,818	(15,520)
Change in unrealized gain (loss) on investments	4,368,804	(4,728,527)	189,181	(208,490)	1,220,465	(1,995,149)	44,000	(32,672)
Reinvested capital gains	885,504	-	37,921	-	628,697	352,459	10,019	14,556
Net increase (decrease) in contract owners' equity resulting from operations	5,525,012	(4,301,341)	226,699	(195,419)	1,904,685	(1,374,241)	99,415	(26,018)
Equity transactions:
Purchase payments received from contract owners (note 4)	176,476	207,512	14	59,077	210,755	22,043	9,943	1,246
Transfers between funds	(532,908)	(226,372)	(32,678)	62,461	248,162	(512,997)	538,412	232,972
Redemptions (notes 2, 3 and 4)	(2,731,195)	(3,344,411)	(93,567)	(209,243)	(954,650)	(813,247)	(210,966)	(63,174)
Adjustments to maintain reserves	2,231	183	37	17	1,381	(12)	(10)	(24)
Net equity transactions	(3,085,396)	(3,363,088)	(126,194)	(87,688)	(494,352)	(1,304,213)	337,379	171,020
Net change in contract owners' equity	2,439,616	(7,664,429)	100,505	(283,107)	1,410,333	(2,678,454)	436,794	145,002
Contract owners' equity beginning of period	22,250,534	29,914,963	959,442	1,242,549	5,965,515	8,643,969	372,571	227,569
Contract owners' equity end of period	$24,690,150	22,250,534	1,059,947	959,442	7,375,848	5,965,515	809,365	372,571
CHANGES IN UNITS:
Beginning units	1,206,042	1,364,344	103,544	111,908	253,919	300,454	39,374	22,269
Units purchased	38,923	39,112	1,712	27,303	27,030	4,188	82,067	34,345
Units redeemed	(186,336)	(197,414)	(13,881)	(35,667)	(44,090)	(50,723)	(51,068)	(17,240)
Ending units	1,058,629	1,206,042	91,375	103,544	236,859	253,919	70,373	39,374

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FTVIS2		FTVRD2		FTVSV2		FTVDM2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,422,880	1,328,330	(1,169)	(939)	(6,716)	(22,014)	(6,346)	(15,795)
Realized gain (loss) on investments	165,143	306,417	35,280	39,088	(516,335)	(405,645)	72,606	855,722
Change in unrealized gain (loss) on investments	2,379,543	(3,465,492)	16,483	(113,760)	949,570	(1,929,790)	744,731	(1,599,216)
Reinvested capital gains	546,626	-	85,015	39,033	1,154,036	1,256,710	-	-
Net increase (decrease) in contract owners' equity resulting from operations	4,514,192	(1,830,745)	135,609	(36,578)	1,580,555	(1,100,739)	810,991	(759,289)
Equity transactions:
Purchase payments received from contract owners (note 4)	334,879	382,411	72	42	95,005	65,334	3,780	8,785
Transfers between funds	1,005,785	(3,174,798)	(43,299)	(12,622)	(274,408)	(471,689)	248,998	(2,539,122)
Redemptions (notes 2, 3 and 4)	(4,296,187)	(4,323,825)	(65,067)	(86,952)	(756,078)	(1,255,657)	(671,485)	(311,862)
Adjustments to maintain reserves	39,198	29	236	97	7,253	127	1,381	(30)
Net equity transactions	(2,916,325)	(7,116,183)	(108,058)	(99,435)	(928,228)	(1,661,885)	(417,326)	(2,842,229)
Net change in contract owners' equity	1,597,867	(8,946,928)	27,551	(136,013)	652,327	(2,762,624)	393,665	(3,601,518)
Contract owners' equity beginning of period	31,752,604	40,699,532	536,020	672,033	6,840,157	9,602,781	3,562,969	7,164,487
Contract owners' equity end of period	$33,350,471	31,752,604	563,571	536,020	7,492,484	6,840,157	3,956,634	3,562,969
CHANGES IN UNITS:
Beginning units	1,888,724	2,292,231	-	-	365,050	444,736	347,335	586,409
Units purchased	144,247	84,666	-	-	41,346	16,504	52,283	61,613
Units redeemed	(303,493)	(488,173)	-	-	(80,385)	(96,190)	(91,172)	(300,687)
Ending units	1,729,478	1,888,724	-	-	326,011	365,050	308,446	347,335

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	TIF2		FTVGI2		FTVFA2		GVMSAS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$23,591	68,521	1,171,990	(246,348)	99,620	86,899	220	415
Realized gain (loss) on investments	(226,252)	(168,156)	(507,813)	(525,239)	(170,490)	(47,162)	(76)	(14)
Change in unrealized gain (loss) on investments	540,503	(637,593)	(471,042)	956,057	520,375	(666,495)	1,288	(1,074)
Reinvested capital gains	37,584	-	-	-	275,652	112,922	-	-
Net increase (decrease) in contract owners' equity resulting from operations	375,426	(737,228)	193,135	184,470	725,157	(513,836)	1,432	(673)
Equity transactions:
Purchase payments received from contract owners (note 4)	30,620	19,364	342,376	80,641	54,181	7,900	113	-
Transfers between funds	(65,039)	(204,166)	(46,741)	(201,014)	(113,718)	(187,213)	8,638	19,168
Redemptions (notes 2, 3 and 4)	(387,926)	(544,733)	(2,894,733)	(2,521,011)	(1,250,448)	(331,766)	(12,444)	(414)
Adjustments to maintain reserves	1,384	7	13	(22)	(78)	14	1	(5)
Net equity transactions	(420,961)	(729,528)	(2,599,085)	(2,641,406)	(1,310,063)	(511,065)	(3,692)	18,749
Net change in contract owners' equity	(45,535)	(1,466,756)	(2,405,950)	(2,456,936)	(584,906)	(1,024,901)	(2,260)	18,076
Contract owners' equity beginning of period	3,596,854	5,063,610	20,536,862	22,993,798	4,229,898	5,254,799	18,076	-
Contract owners' equity end of period	$3,551,319	3,596,854	18,130,912	20,536,862	3,644,992	4,229,898	15,816	18,076
CHANGES IN UNITS:
Beginning units	418,364	494,977	2,084,883	2,352,471	321,386	356,578	1,921	-
Units purchased	30,314	15,989	142,075	196,009	18,917	5,696	894	1,964
Units redeemed	(77,478)	(92,602)	(404,346)	(463,597)	(108,369)	(40,888)	(1,254)	(43)
Ending units	371,200	418,364	1,822,612	2,084,883	231,934	321,386	1,561	1,921

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	GVGMNS		RVARS		SBLD		SBLJ
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$437	(753)	8,092	(7,577)	3,367	3,740	(289)	250
Realized gain (loss) on investments	1,784	2,696	2,023	3,948	3,717	10,729	8,045	8,448
Change in unrealized gain (loss) on investments	5,684	(11,020)	15,423	(40,700)	18,183	(32,327)	15,024	(34,492)
Reinvested capital gains	5,145	2,066	-	-	11,137	-	12,668	15,161
Net increase (decrease) in contract owners' equity resulting from operations	13,050	(7,011)	25,538	(44,329)	36,404	(17,858)	35,448	(10,633)
Equity transactions:
Purchase payments received from contract owners (note 4)	90	286	1,515	3,021	2,908	3,578	2,348	3,045
Transfers between funds	(14,945)	(16,062)	(138,577)	68,430	(26,888)	(35,613)	(13,517)	(8,641)
Redemptions (notes 2, 3 and 4)	(4,757)	(40,440)	(40,738)	(194,071)	(5,759)	(8,511)	(13,512)	(2,880)
Adjustments to maintain reserves	3	(23)	(41)	22	(7)	10	(37)	30
Net equity transactions	(19,609)	(56,239)	(177,841)	(122,598)	(29,746)	(40,536)	(24,718)	(8,446)
Net change in contract owners' equity	(6,559)	(63,250)	(152,303)	(166,927)	6,658	(58,394)	10,730	(19,079)
Contract owners' equity beginning of period	130,122	193,372	687,051	853,978	195,857	254,251	126,760	145,839
Contract owners' equity end of period	$123,563	130,122	534,748	687,051	202,515	195,857	137,490	126,760
CHANGES IN UNITS:
Beginning units	10,799	15,200	69,982	81,754	14,576	17,170	7,114	7,523
Units purchased	7	424	7,503	23,280	543	355	1,384	1,478
Units redeemed	(1,569)	(4,825)	(24,986)	(35,052)	(2,550)	(2,949)	(2,614)	(1,887)
Ending units	9,237	10,799	52,499	69,982	12,569	14,576	5,884	7,114

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SBLN		SBLO		SBLP		SBLQ
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$4,739	3,319	1,119	93	33,098	28,127	(1,638)	(4,442)
Realized gain (loss) on investments	4,875	13,443	919	19,777	(28,933)	(2,714)	(13,771)	(2,787)
Change in unrealized gain (loss) on investments	128,037	(131,581)	35,102	(101,583)	42,756	(51,141)	82,318	(121,728)
Reinvested capital gains	6,803	56,796	21,941	29,954	-	-	30,419	55,911
Net increase (decrease) in contract owners' equity resulting from operations	144,454	(58,023)	59,081	(51,759)	46,921	(25,728)	97,328	(73,046)
Equity transactions:
Purchase payments received from contract owners (note 4)	17,144	15,809	1,471	2,407	8,938	52,899	12,243	12,782
Transfers between funds	12,027	211,577	(138,890)	177,110	(174,546)	99,055	14,760	8,204
Redemptions (notes 2, 3 and 4)	(37,623)	(35,144)	(42,983)	(47,147)	(32,678)	(18,563)	(41,432)	(73,343)
Adjustments to maintain reserves	9	(84)	(13)	52	(45)	30	(122)	84
Net equity transactions	(8,443)	192,158	(180,415)	132,422	(198,331)	133,421	(14,551)	(52,273)
Net change in contract owners' equity	136,011	134,135	(121,334)	80,663	(151,410)	107,693	82,777	(125,319)
Contract owners' equity beginning of period	760,272	626,137	328,210	247,547	482,824	375,131	461,864	587,183
Contract owners' equity end of period	$896,283	760,272	206,876	328,210	331,414	482,824	544,641	461,864
CHANGES IN UNITS:
Beginning units	45,296	34,795	17,613	11,751	25,131	18,538	23,154	25,423
Units purchased	1,468	15,126	498	8,471	634	8,145	1,536	1,946
Units redeemed	(1,821)	(4,625)	(9,020)	(2,609)	(10,173)	(1,552)	(2,160)	(4,215)
Ending units	44,943	45,296	9,091	17,613	15,592	25,131	22,530	23,154

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SBLV		SBLX		SBLY		ACEG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(3,489)	(9,217)	(389)	(53)	720	366	(38,743)	(45,880)
Realized gain (loss) on investments	(9,866)	55,404	(886)	796	5,404	7,107	18,882	294,886
Change in unrealized gain (loss) on investments	195,732	(511,802)	11,353	(28,945)	9,170	(24,936)	368,999	(517,080)
Reinvested capital gains	161,776	233,124	9,277	15,250	6,861	13,452	361,690	171,600
Net increase (decrease) in contract owners' equity resulting from operations	344,153	(232,491)	19,355	(12,952)	22,155	(4,011)	710,828	(96,474)
Equity transactions:
Purchase payments received from contract owners (note 4)	36,032	93,215	2,258	759	3,631	2,995	85,885	29,743
Transfers between funds	(138,795)	10,730	(24,791)	24,001	(39,771)	(11,096)	14,165	56,770
Redemptions (notes 2, 3 and 4)	(137,211)	(129,129)	(5,347)	(1,498)	(175)	(4,202)	(320,275)	(302,017)
Adjustments to maintain reserves	107	(72)	(7)	7	-	5	(123)	43
Net equity transactions	(239,867)	(25,256)	(27,887)	23,269	(36,315)	(12,298)	(220,348)	(215,461)
Net change in contract owners' equity	104,286	(257,747)	(8,532)	10,317	(14,160)	(16,309)	490,480	(311,935)
Contract owners' equity beginning of period	1,435,378	1,693,125	88,937	78,620	82,791	99,100	2,296,234	2,608,169
Contract owners' equity end of period	$1,539,664	1,435,378	80,405	88,937	68,631	82,791	2,786,714	2,296,234
CHANGES IN UNITS:
Beginning units	72,735	73,814	4,858	3,810	4,235	4,825	120,845	130,130
Units purchased	2,909	7,591	252	1,234	369	730	30,265	94,473
Units redeemed	(13,382)	(8,670)	(1,572)	(186)	(1,937)	(1,320)	(41,733)	(103,758)
Ending units	62,262	72,735	3,538	4,858	2,667	4,235	109,377	120,845

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ACC2		ACEG		AVGI		AVCE2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(4,944)	(13,660)	(605)	(689)	(18)	(12)	(7,461)	(8,799)
Realized gain (loss) on investments	232,170	351,159	7,143	3,410	(38)	-	14,438	11,729
Change in unrealized gain (loss) on investments	(8,836)	(1,076,279)	1,807	(8,008)	474	(536)	39,263	(80,759)
Reinvested capital gains	349,102	316,810	6,221	3,497	207	209	47,459	28,931
Net increase (decrease) in contract owners' equity resulting from operations	567,492	(421,970)	14,566	(1,790)	625	(339)	93,699	(48,898)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,677	55,345	7,694	482	-	-	-	-
Transfers between funds	2,558	(162,352)	(359)	(1,205)	-	-	(99)	329
Redemptions (notes 2, 3 and 4)	(334,890)	(403,619)	(19,701)	(5,830)	(1,563)	-	(45,507)	(32,051)
Adjustments to maintain reserves	(129)	58	11	(13)	(7)	(3)	(41)	14
Net equity transactions	(330,784)	(510,568)	(12,355)	(6,566)	(1,570)	(3)	(45,647)	(31,708)
Net change in contract owners' equity	236,708	(932,538)	2,211	(8,356)	(945)	(342)	48,052	(80,606)
Contract owners' equity beginning of period	2,621,855	3,554,393	46,133	54,489	2,880	3,222	371,249	451,855
Contract owners' equity end of period	$2,858,563	2,621,855	48,344	46,133	1,935	2,880	419,301	371,249
CHANGES IN UNITS:
Beginning units	128,798	149,931	2,561	2,882	144	144	25,065	27,025
Units purchased	2,768	8,823	356	24	-	-	-	19
Units redeemed	(16,582)	(29,956)	(929)	(345)	(65)	-	(2,566)	(1,979)
Ending units	114,984	128,798	1,988	2,561	79	144	22,499	25,065

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	IVKEI1		IVHS		IVRE		IVMCC2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$5,321	3,928	(3,977)	(3,481)	6,784	5,673	(1,365)	(2,227)
Realized gain (loss) on investments	1,655	10,829	(26,269)	(5,060)	4,987	235	(1,406)	(5,425)
Change in unrealized gain (loss) on investments	32,542	(77,147)	118,179	(33,064)	27,036	(23,508)	21,222	(48,862)
Reinvested capital gains	28,664	18,213	8,748	40,622	232	2,504	15,633	25,314
Net increase (decrease) in contract owners' equity resulting from operations	68,182	(44,177)	96,681	(983)	39,039	(15,096)	34,084	(31,200)
Equity transactions:
Purchase payments received from contract owners (note 4)	7,463	393	10,658	10,222	5,406	16,801	113	32,645
Transfers between funds	(16)	27	28,961	12,405	(16,912)	(16,438)	(45,913)	15,947
Redemptions (notes 2, 3 and 4)	(24,724)	(68,316)	(36,825)	(17,936)	(23,339)	(13,442)	(2,722)	(328,007)
Adjustments to maintain reserves	(15)	12	(68)	71	4	19	(5)	(10)
Net equity transactions	(17,292)	(67,884)	2,726	4,762	(34,841)	(13,060)	(48,527)	(279,425)
Net change in contract owners' equity	50,890	(112,061)	99,407	3,779	4,198	(28,156)	(14,443)	(310,625)
Contract owners' equity beginning of period	367,461	479,522	298,962	295,183	188,963	217,119	161,935	472,560
Contract owners' equity end of period	$418,351	367,461	398,369	298,962	193,161	188,963	147,492	161,935
CHANGES IN UNITS:
Beginning units	25,275	29,424	13,264	13,070	13,854	14,768	11,848	30,149
Units purchased	468	26	3,270	1,221	503	1,556	75	3,495
Units redeemed	(1,539)	(4,175)	(3,026)	(1,027)	(2,719)	(2,470)	(3,200)	(21,796)
Ending units	24,204	25,275	13,508	13,264	11,638	13,854	8,723	11,848

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	IVKMG2		OVIGS		OVGR		OVGS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(16,092)	(17,272)	(4,819)	(7,037)	(35,708)	(28,681)	(230,158)	(173,452)
Realized gain (loss) on investments	9,234	24,410	3,701	80,971	237,991	81,316	(47,817)	1,516,503
Change in unrealized gain (loss) on investments	138,955	(236,877)	279,965	(497,499)	472,154	(535,548)	11,136,240	(22,335,630)
Reinvested capital gains	198,534	150,476	75,140	36,998	324,823	272,223	13,433,624	7,208,371
Net increase (decrease) in contract owners' equity resulting from operations	330,631	(79,263)	353,987	(386,567)	999,260	(210,690)	24,291,889	(13,784,208)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,759	109	37,120	12,931	39,425	50,584	1,119,360	1,388,795
Transfers between funds	74,874	(9,404)	269,336	(2,845)	(186,173)	(173,529)	(1,708,642)	(1,985,443)
Redemptions (notes 2, 3 and 4)	(154,719)	(141,362)	(121,329)	(101,585)	(441,476)	(236,107)	(9,334,018)	(10,525,620)
Adjustments to maintain reserves	(36)	(21)	(60)	(2)	5,600	(96)	96,045	432
Net equity transactions	(78,122)	(150,678)	185,067	(91,501)	(582,624)	(359,148)	(9,827,255)	(11,121,836)
Net change in contract owners' equity	252,509	(229,941)	539,054	(478,068)	416,636	(569,838)	14,464,634	(24,906,044)
Contract owners' equity beginning of period	1,028,134	1,258,075	1,260,915	1,738,983	3,104,093	3,673,931	83,819,251	108,725,295
Contract owners' equity end of period	$1,280,643	1,028,134	1,799,969	1,260,915	3,520,729	3,104,093	98,283,885	83,819,251
CHANGES IN UNITS:
Beginning units	62,022	70,739	142,335	156,310	102,493	112,906	3,705,894	4,124,005
Units purchased	27,514	35,477	38,414	51,416	3,002	2,673	92,447	150,683
Units redeemed	(31,472)	(44,194)	(20,254)	(65,391)	(19,411)	(13,086)	(470,855)	(568,794)
Ending units	58,064	62,022	160,495	142,335	86,084	102,493	3,327,486	3,705,894

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	OVGSS		OVGI		OVGIS		OVSC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(9,431)	(9,742)	(25,990)	39,484	(13,171)	(13,701)	(62,983)	(71,993)
Realized gain (loss) on investments	26,420	111,305	4,000,836	4,759,079	(11,098)	230,215	(266,297)	(12,342)
Change in unrealized gain (loss) on investments	61,620	(285,261)	4,014,724	(19,068,244)	145,930	(497,874)	1,253,429	(1,905,666)
Reinvested capital gains	108,020	63,298	12,580,098	7,383,055	231,017	151,685	625,526	1,095,474
Net increase (decrease) in contract owners' equity resulting from operations	186,629	(120,400)	20,569,668	(6,886,626)	352,678	(129,675)	1,549,675	(894,527)
Equity transactions:
Purchase payments received from contract owners (note 4)	15	-	512,670	817,650	31,377	7,260	89,558	122,392
Transfers between funds	(5,665)	(2,799)	(2,866,085)	(2,434,568)	(15,868)	(152,463)	(857,958)	(668,822)
Redemptions (notes 2, 3 and 4)	(21,785)	(169,834)	(9,259,977)	(10,207,767)	(379,803)	(229,977)	(894,749)	(920,955)
Adjustments to maintain reserves	(85)	(17)	64,465	(32)	(64)	26	(109)	(60)
Net equity transactions	(27,520)	(172,650)	(11,548,927)	(11,824,717)	(364,358)	(375,154)	(1,663,258)	(1,467,445)
Net change in contract owners' equity	159,109	(293,050)	9,020,741	(18,711,343)	(11,680)	(504,829)	(113,583)	(2,361,972)
Contract owners' equity beginning of period	655,629	948,679	71,225,290	89,936,633	1,310,590	1,815,419	6,959,776	9,321,748
Contract owners' equity end of period	$814,738	655,629	80,246,031	71,225,290	1,298,910	1,310,590	6,846,193	6,959,776
CHANGES IN UNITS:
Beginning units	28,001	34,278	2,794,427	3,217,862	65,818	82,046	368,444	437,678
Units purchased	-	-	39,372	60,798	3,701	3,694	19,284	44,530
Units redeemed	(888)	(6,277)	(426,115)	(484,233)	(19,094)	(19,922)	(97,730)	(113,764)
Ending units	27,113	28,001	2,407,684	2,794,427	50,425	65,818	289,998	368,444

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 and 2018

	OVSCS		OVAG		OVSB		OVSBS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,454)	(1,890)	(600,896)	(608,349)	87,915	148,888	16,398	30,086
Realized gain (loss) on investments	9,640	16,160	2,548,028	3,193,139	(79,696)	(107,606)	(9,594)	(39,779)
Change in unrealized gain (loss) on investments	6,514	(48,343)	7,879,175	(13,411,397)	307,456	(263,541)	76,406	(67,272)
Reinvested capital gains	10,356	20,404	6,970,907	7,586,567	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	25,056	(13,669)	16,797,214	(3,240,040)	315,675	(222,259)	83,210	(76,965)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	111	550,628	523,006	18,254	68,580	41	21,111
Transfers between funds	(13,634)	(11,118)	(205,974)	(1,378,746)	(182,203)	(134,622)	62,833	(204,371)
Redemptions (notes 2, 3 and 4)	(10,459)	(28,190)	(5,697,076)	(5,214,846)	(443,160)	(457,410)	(118,259)	(226,207)
Adjustments to maintain reserves	(25)	(3)	(887)	481	(86)	17	2,185	47
Net equity transactions	(24,118)	(39,200)	(5,353,309)	(6,070,105)	(607,195)	(523,435)	(53,200)	(409,420)
Net change in contract owners' equity	938	(52,869)	11,443,905	(9,310,145)	(291,520)	(745,694)	30,010	(486,385)
Contract owners' equity beginning of period	111,878	164,747	45,928,049	55,238,194	3,550,704	4,296,398	975,536	1,461,921
Contract owners' equity end of period	$112,816	111,878	57,371,954	45,928,049	3,259,184	3,550,704	1,005,546	975,536
CHANGES IN UNITS:
Beginning units	-	-	1,695,111	1,894,158	344,577	394,011	58,170	81,296
Units purchased	-	-	89,895	66,287	22,551	48,502	5,289	3,449
Units redeemed	-	-	(249,258)	(265,334)	(78,397)	(97,936)	(7,756)	(26,575)
Ending units	-	-	1,535,748	1,695,111	288,731	344,577	55,703	58,170

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 and 2018

	WRASP		WRBP		WRBDP		WRCEP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$555,645	442,751	234,911	188,381	605,846	416,824	(402,079)	(554,945)
Realized gain (loss) on investments	(419,925)	924,658	(1,562,500)	(1,121,623)	(248,675)	(493,458)	(671,642)	2,100,862
Change in unrealized gain (loss) on investments	8,958,862	(8,107,751)	5,203,882	(1,181,524)	3,439,224	(1,352,922)	13,051,806	(11,777,440)
Reinvested capital gains	2,373,167	2,721,348	2,856,342	628,662	-	58,605	7,798,625	6,764,589
Net increase (decrease) in contract owners' equity resulting from operations	11,467,749	(4,018,994)	6,732,635	(1,486,104)	3,796,395	(1,370,951)	19,776,710	(3,466,934)
Equity transactions:
Purchase payments received from contract owners (note 4)	928,805	925,712	829,819	428,608	395,713	816,557	970,944	1,096,222
Transfers between funds	(3,058,731)	(3,317,433)	(773,063)	152,406	762,203	(1,320,799)	(2,510,399)	(3,292,814)
Redemptions (notes 2, 3 and 4)	(9,518,294)	(10,609,550)	(6,215,835)	(6,475,391)	(5,341,211)	(7,377,364)	(11,453,020)	(13,463,028)
Adjustments to maintain reserves	4,692	(47)	1,416	7	115	-	697	52
Net equity transactions	(11,643,528)	(13,001,318)	(6,157,663)	(5,894,370)	(4,183,180)	(7,881,606)	(12,991,778)	(15,659,568)
Net change in contract owners' equity	(175,779)	(17,020,312)	574,972	(7,380,474)	(386,785)	(9,252,557)	6,784,932	(19,126,502)
Contract owners' equity beginning of period	61,030,651	78,050,963	35,025,077	42,405,551	36,509,136	45,761,693	71,549,366	90,675,868
Contract owners' equity end of period	$60,854,872	61,030,651	35,600,049	35,025,077	36,122,351	36,509,136	78,334,298	71,549,366
CHANGES IN UNITS:
Beginning units	2,151,884	2,573,926	1,598,557	1,850,804	2,185,621	2,656,365	3,336,413	3,994,048
Units purchased	44,241	72,183	88,805	74,455	162,339	172,668	75,697	99,693
Units redeemed	(414,885)	(494,225)	(344,855)	(326,702)	(398,268)	(643,412)	(595,708)	(757,328)
Ending units	1,781,240	2,151,884	1,342,507	1,598,557	1,949,692	2,185,621	2,816,402	3,336,413

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 and 2018

	WRDIV		WRENG		WRGBP		WRGNR
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$165,066	63,960	(20,344)	(33,156)	67,615	64,340	(5,283)	(38,883)
Realized gain (loss) on investments	(799,170)	402,810	(212,681)	(420,781)	(8,323)	(89,360)	(485,147)	(304,699)
Change in unrealized gain (loss) on investments	16,694	(2,817,867)	279,877	(493,871)	160,525	(26,775)	778,505	(801,927)
Reinvested capital gains	2,483,811	907,628	-	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	1,866,401	(1,443,469)	46,852	(947,808)	219,817	(51,795)	288,075	(1,145,509)
Equity transactions:
Purchase payments received from contract owners (note 4)	51,775	15,120	25,959	39,690	2,932	7,111	55,875	40,061
Transfers between funds	(644,089)	(533,317)	200,178	(234,477)	(54,227)	56,894	56,987	(111,734)
Redemptions (notes 2, 3 and 4)	(1,638,464)	(1,486,045)	(269,399)	(620,242)	(789,724)	(780,800)	(649,542)	(777,449)
Adjustments to maintain reserves	(95)	32	(77)	29	(38)	-	(68)	9
Net equity transactions	(2,230,873)	(2,004,210)	(43,339)	(815,000)	(841,057)	(716,795)	(536,748)	(849,113)
Net change in contract owners' equity	(364,472)	(3,447,679)	3,513	(1,762,808)	(621,240)	(768,590)	(248,673)	(1,994,622)
Contract owners' equity beginning of period	9,572,415	13,020,094	1,767,892	3,530,700	3,100,402	3,868,992	3,483,485	5,478,107
Contract owners' equity end of period	$9,207,943	9,572,415	1,771,405	1,767,892	2,479,162	3,100,402	3,234,812	3,483,485
CHANGES IN UNITS:
Beginning units	465,003	552,231	246,388	320,560	287,660	354,796	408,317	487,297
Units purchased	9,348	21,444	47,858	31,074	28,674	47,503	34,984	30,588
Units redeemed	(106,977)	(108,672)	(53,004)	(105,246)	(103,703)	(114,639)	(92,910)	(109,568)
Ending units	367,374	465,003	241,242	246,388	212,631	287,660	350,391	408,317

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 and 2018

	WRGP		WRHIP		WRIP		WRI2P
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,121,073)	(1,140,519)	2,569,928	2,985,386	(88,477)	(140,701)	44,417	50,325
Realized gain (loss) on investments	885,665	5,777,106	(1,765,085)	(1,205,473)	(2,498,545)	1,372,329	(342,979)	150,595
Change in unrealized gain (loss) on investments	4,853,278	(13,848,471)	3,794,898	(3,322,354)	(5,870,594)	(3,809,234)	1,000,408	(2,499,984)
Reinvested capital gains	25,196,263	11,668,389	-	-	12,576,085	1,304,626	744,763	287,208
Net increase (decrease) in contract owners' equity resulting from operations	29,814,133	2,456,505	4,599,741	(1,542,441)	4,118,469	(1,272,980)	1,446,609	(2,011,856)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,131,682	755,701	1,018,656	2,531,603	118,821	368,678	62,235	73,487
Transfers between funds	(2,230,048)	(1,916,626)	(1,514,555)	(1,592,508)	(94,421)	(405,211)	526,400	757,877
Redemptions (notes 2, 3 and 4)	(14,327,716)	(15,477,659)	(8,375,251)	(9,336,610)	(2,957,026)	(3,093,819)	(1,191,434)	(1,384,967)
Adjustments to maintain reserves	342	(143)	1,360	(27)	(54)	(6)	2,587	(57)
Net equity transactions	(15,425,740)	(16,638,727)	(8,869,790)	(8,397,542)	(2,932,680)	(3,130,358)	(600,212)	(553,660)
Net change in contract owners' equity	14,388,393	(14,182,222)	(4,270,049)	(9,939,983)	1,185,789	(4,403,338)	846,397	(2,565,516)
Contract owners' equity beginning of period	89,862,275	104,044,497	49,302,622	59,242,605	17,841,499	22,244,837	8,360,913	10,926,429
Contract owners' equity end of period	$104,250,668	89,862,275	45,032,573	49,302,622	19,027,288	17,841,499	9,207,310	8,360,913
CHANGES IN UNITS:
Beginning units	3,740,610	4,379,946	1,718,545	1,999,954	1,068,749	1,235,872	454,798	483,605
Units purchased	100,364	116,986	97,768	231,046	32,172	64,838	57,640	70,629
Units redeemed	(628,941)	(756,322)	(392,222)	(512,455)	(185,174)	(231,961)	(86,620)	(99,436)
Ending units	3,212,033	3,740,610	1,424,091	1,718,545	915,747	1,068,749	425,818	454,798

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 and 2018

	WRLTBP		WRMCG		WRMMP		WRRESP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$17,464	28,866	(191,038)	(184,449)	99,911	60,885	26,518	29,942
Realized gain (loss) on investments	(4,834)	(49,326)	647,689	841,694	-	-	(411,204)	(312,089)
Change in unrealized gain (loss) on investments	86,606	(4,059)	1,786,125	(1,525,840)	-	-	1,530,591	(570,042)
Reinvested capital gains	-	-	2,981,473	770,843	1,802	108	24,762	423,486
Net increase (decrease) in contract owners' equity resulting from operations	99,236	(24,519)	5,224,249	(97,752)	101,713	60,993	1,170,667	(428,703)
Equity transactions:
Purchase payments received from contract owners (note 4)	4,812	14,966	71,659	405,498	4,690,655	6,649,257	26,048	28,696
Transfers between funds	221,518	(247,036)	697,879	1,405,296	10,651,219	14,988,540	(596,376)	(195,402)
Redemptions (notes 2, 3 and 4)	(1,022,527)	(673,995)	(3,367,613)	(2,903,060)	(16,005,913)	(20,067,621)	(916,102)	(911,113)
Adjustments to maintain reserves	(28)	(13)	108	(23)	668	(437)	16	18
Net equity transactions	(796,225)	(906,078)	(2,597,967)	(1,092,289)	(663,371)	1,569,739	(1,486,414)	(1,077,801)
Net change in contract owners' equity	(696,989)	(930,597)	2,626,282	(1,190,041)	(561,658)	1,630,732	(315,747)	(1,506,504)
Contract owners' equity beginning of period	4,052,384	4,982,981	14,677,512	15,867,553	14,231,756	12,601,024	5,445,535	6,952,039
Contract owners' equity end of period	$3,355,395	4,052,384	17,303,794	14,677,512	13,670,098	14,231,756	5,129,788	5,445,535
CHANGES IN UNITS:
Beginning units	396,655	485,307	493,821	528,087	1,365,353	1,215,976	235,160	280,422
Units purchased	68,724	140,874	71,241	111,728	1,906,722	2,434,881	5,059	17,888
Units redeemed	(146,291)	(229,526)	(138,515)	(145,994)	(1,969,214)	(2,285,504)	(60,232)	(63,150)
Ending units	319,088	396,655	426,547	493,821	1,302,861	1,365,353	179,987	235,160

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 and 2018

	WRSTP		WRSCP		WRSCV		WRVP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(659,662)	(696,168)	(420,890)	(297,683)	(57,720)	(59,441)	(89,975)	245,215
Realized gain (loss) on investments	5,531,972	6,914,264	959,634	567,940	(173,459)	(21,901)	366,883	1,516,247
Change in unrealized gain (loss) on investments	12,394,838	(16,673,417)	4,118,126	(15,053,578)	298,150	(1,586,593)	4,495,802	(5,086,545)
Reinvested capital gains	5,356,772	7,700,562	2,801,512	13,221,102	991,111	1,053,777	1,599,701	997,888
Net increase (decrease) in contract owners' equity resulting from operations	22,623,920	(2,754,759)	7,458,382	(1,562,219)	1,058,082	(614,158)	6,372,411	(2,327,195)
Equity transactions:
Purchase payments received from contract owners (note 4)	519,182	656,364	311,611	223,386	7,498	47,406	340,204	211,325
Transfers between funds	(1,776,580)	(1,141,576)	(148,251)	1,775,081	244,051	(78,520)	(544,581)	(1,236,697)
Redemptions (notes 2, 3 and 4)	(9,653,467)	(8,946,242)	(5,518,352)	(5,984,163)	(973,552)	(728,834)	(4,287,872)	(4,760,588)
Adjustments to maintain reserves	2,808	(92)	61	(29)	(110)	(16)	4	(161)
Net equity transactions	(10,908,057)	(9,431,546)	(5,354,931)	(3,985,725)	(722,113)	(759,964)	(4,492,245)	(5,786,121)
Net change in contract owners' equity	11,715,863	(12,186,305)	2,103,451	(5,547,944)	335,969	(1,374,122)	1,880,166	(8,113,316)
Contract owners' equity beginning of period	50,550,701	62,737,006	34,795,992	40,343,936	4,787,819	6,161,941	27,367,662	35,480,978
Contract owners' equity end of period	$62,266,564	50,550,701	36,899,443	34,795,992	5,123,788	4,787,819	29,247,828	27,367,662
CHANGES IN UNITS:
Beginning units	1,552,137	1,804,275	1,468,761	1,614,615	192,670	219,705	1,146,049	1,362,899
Units purchased	58,918	87,862	45,893	146,291	19,530	27,121	41,646	50,572
Units redeemed	(318,419)	(340,000)	(238,163)	(292,145)	(44,417)	(54,156)	(206,624)	(267,422)
Ending units	1,292,636	1,552,137	1,276,491	1,468,761	167,783	192,670	981,071	1,146,049

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 and 2018

	JPMMV1		JABS		JAFBS		JACAS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$74,402	(27,005)	265	353	33,934	37,000	(1,005,465)	54,389
Realized gain (loss) on investments	366,802	844,629	3,264	4,349	(10,561)	(28,899)	794,457	385,389
Change in unrealized gain (loss) on investments	1,969,973	(3,238,549)	8,073	(7,010)	137,474	(59,253)	19,397,158	(11,129,406)
Reinvested capital gains	1,028,683	284,853	1,882	1,905	-	-	7,720,442	11,818,407
Net increase (decrease) in contract owners' equity resulting from operations	3,439,860	(2,136,072)	13,484	(403)	160,847	(51,152)	26,906,592	1,128,779
Equity transactions:
Purchase payments received from contract owners (note 4)	169,186	111,268	-	109	5,466	8,217	779,909	909,451
Transfers between funds	(735,827)	(1,128,582)	-	-	152,144	257,828	(1,370,358)	(1,119,717)
Redemptions (notes 2, 3 and 4)	(1,541,944)	(1,527,691)	(5,954)	(11,361)	(230,868)	(147,367)	(8,944,121)	(9,544,014)
Adjustments to maintain reserves	(244)	101	-	-	(52)	(7)	18,285	245
Net equity transactions	(2,108,829)	(2,544,904)	(5,954)	(11,252)	(73,310)	118,671	(9,516,285)	(9,754,035)
Net change in contract owners' equity	1,331,031	(4,680,976)	7,530	(11,655)	87,537	67,519	17,390,307	(8,625,256)
Contract owners' equity beginning of period	14,303,189	18,984,165	67,437	79,092	2,163,932	2,096,413	79,580,758	88,206,014
Contract owners' equity end of period	$15,634,220	14,303,189	74,967	67,437	2,251,469	2,163,932	96,971,065	79,580,758
CHANGES IN UNITS:
Beginning units	512,409	592,502	-	-	219,180	206,960	3,542,205	3,950,208
Units purchased	23,254	31,558	-	-	30,671	86,237	123,499	172,166
Units redeemed	(88,239)	(111,651)	-	-	(39,049)	(74,017)	(480,252)	(580,169)
Ending units	447,424	512,409	-	-	210,802	219,180	3,185,452	3,542,205

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 and 2018

	JAGTS		JAIGS		LZREMS		LOVTRC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(299,337)	(35,314)	263,665	223,894	(4,286)	18,896	18,576	10,694
Realized gain (loss) on investments	3,338,151	4,003,522	(2,252,683)	(2,725,960)	(5,884)	135,814	4,578	(5,022)
Change in unrealized gain (loss) on investments	8,756,216	(5,487,393)	10,337,062	(4,225,194)	413,871	(961,647)	17,971	(15,960)
Reinvested capital gains	2,926,965	1,363,595	-	-	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	14,721,995	(155,590)	8,348,044	(6,727,260)	403,701	(806,937)	41,125	(10,288)
Equity transactions:
Purchase payments received from contract owners (note 4)	417,182	918,475	572,387	448,976	26,845	32,812	3,036	1,233
Transfers between funds	(12,898)	1,237,670	(105,057)	(1,790,971)	(182,025)	(555,131)	561,677	100,681
Redemptions (notes 2, 3 and 4)	(4,469,989)	(4,511,374)	(3,633,524)	(4,476,337)	(295,423)	(262,028)	(72,235)	(60,425)
Adjustments to maintain reserves	2,501	93	(10,992)	(177)	(51)	1	(54)	4
Net equity transactions	(4,063,204)	(2,355,136)	(3,177,186)	(5,818,509)	(450,654)	(784,346)	492,424	41,493
Net change in contract owners' equity	10,658,791	(2,510,726)	5,170,858	(12,545,769)	(46,953)	(1,591,283)	533,549	31,205
Contract owners' equity beginning of period	36,177,939	38,688,665	34,579,038	47,124,807	2,671,417	4,262,700	501,164	469,959
Contract owners' equity end of period	$46,836,730	36,177,939	39,749,896	34,579,038	2,624,464	2,671,417	1,034,713	501,164
CHANGES IN UNITS:
Beginning units	2,763,215	2,948,561	2,946,405	3,370,989	292,949	376,424	49,910	45,811
Units purchased	305,163	491,108	137,588	97,973	31,872	63,539	61,883	12,198
Units redeemed	(570,531)	(676,454)	(378,847)	(522,557)	(79,055)	(147,014)	(15,757)	(8,099)
Ending units	2,497,847	2,763,215	2,705,146	2,946,405	245,766	292,949	96,036	49,910

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 and 2018

	M2IGSS		MMCGSC		MNDSC		MVFSC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(1,975)	(1,868)	(13,398)	(14,549)	(34,902)	(25,636)	226,348	44,269
Realized gain (loss) on investments	1,859	1,283	29,459	66,518	(9,958)	267,659	929,348	2,361,292
Change in unrealized gain (loss) on investments	50,661	(11,814)	101,864	(190,552)	223,441	(652,121)	5,068,382	(8,617,821)
Reinvested capital gains	17,153	11,797	102,220	128,664	617,125	306,456	1,413,213	2,361,259
Net increase (decrease) in contract owners' equity resulting from operations	67,698	(602)	220,145	(9,919)	795,706	(103,642)	7,637,291	(3,851,001)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	10,056	42,099	6,140	5,156	422,099	304,601
Transfers between funds	-	-	(17,485)	113,442	760,795	467,481	(521,915)	(2,520,047)
Redemptions (notes 2, 3 and 4)	(10,813)	(12,378)	(272,855)	(135,859)	(313,944)	(167,022)	(4,590,329)	(3,926,985)
Adjustments to maintain reserves	2	(3)	9	10	(49)	(19)	32,049	(37)
Net equity transactions	(10,811)	(12,381)	(280,275)	19,692	452,942	305,596	(4,658,096)	(6,142,468)
Net change in contract owners' equity	56,887	(12,983)	(60,130)	9,773	1,248,648	201,954	2,979,195	(9,993,469)
Contract owners' equity beginning of period	183,621	196,604	710,373	700,600	1,873,782	1,671,828	29,133,820	39,127,289
Contract owners' equity end of period	$240,508	183,621	650,243	710,373	3,122,430	1,873,782	32,113,015	29,133,820
CHANGES IN UNITS:
Beginning units	-	-	37,686	36,826	105,439	91,074	1,442,810	1,716,544
Units purchased	-	-	2,015	7,790	80,433	79,551	94,518	68,381
Units redeemed	-	-	(14,687)	(6,930)	(57,386)	(65,186)	(296,673)	(342,115)
Ending units	-	-	25,014	37,686	128,486	105,439	1,240,655	1,442,810

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 and 2018

	MVIGSC		MVIVSC		MSGI2		MSVFI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$188	-	59,626	(53,609)	15,278	18,650	143,019	65,294
Realized gain (loss) on investments	(465)	-	788,314	650,003	7,969	(4,717)	51,036	14,997
Change in unrealized gain (loss) on investments	1,066	-	2,875,343	(3,182,590)	193,715	(151,056)	234,343	(177,159)
Reinvested capital gains	5,958	-	609,600	240,722	51,725	42,358	-	-
Net increase (decrease) in contract owners' equity resulting from operations	6,747	-	4,332,883	(2,345,474)	268,687	(94,765)	428,398	(96,868)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	120,949	168,064	22,084	23,025	33,757	8,429
Transfers between funds	81,139	-	22,856	930,168	157,674	33,253	1,913,254	(62,256)
Redemptions (notes 2, 3 and 4)	(5,198)	-	(2,532,567)	(2,233,130)	(61,804)	(72,817)	(552,976)	(901,055)
Adjustments to maintain reserves	(3)	-	(1,163)	1	(41)	4	(50)	(25)
Net equity transactions	75,938	-	(2,389,925)	(1,134,897)	117,913	(16,535)	1,393,985	(954,907)
Net change in contract owners' equity	82,685	-	1,942,958	(3,480,371)	386,600	(111,300)	1,822,383	(1,051,775)
Contract owners' equity beginning of period	-	-	18,817,326	22,297,697	983,070	1,094,370	3,973,391	5,025,166
Contract owners' equity end of period	$82,685	-	20,760,284	18,817,326	1,369,670	983,070	5,795,774	3,973,391
CHANGES IN UNITS:
Beginning units	-	-	1,031,069	1,089,314	103,683	105,157	287,592	356,269
Units purchased	8,115	-	79,644	149,933	31,339	35,268	190,835	65,018
Units redeemed	(512)	-	(196,005)	(208,178)	(20,793)	(36,742)	(100,034)	(133,695)
Ending units	7,603	-	914,708	1,031,069	114,229	103,683	378,393	287,592

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	MSVF2		MSEM		MSVMG		MSVRE
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$12,264	2,225	186,179	204,637	(1,314)	(1,096)	4,089	10,948
Realized gain (loss) on investments	11,181	1,914	74,919	3,732	633	1,218	230,975	28,523
Change in unrealized gain (loss) on investments	27,685	(22,036)	262,746	(604,857)	11,463	(8,181)	(123,363)	(135,703)
Reinvested capital gains	-	-	-	-	10,718	12,851	39,080	-
Net increase (decrease) in contract owners’ equity resulting from operations	51,130	(17,897)	523,844	(396,488)	21,500	4,792	150,781	(96,232)
Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	5,627	8,721	-	765	11,233	194
Transfers between funds	(4,975)	37,109	(142,878)	(34,961)	-	-	(15,703)	22,747
Redemptions (notes 2, 3 and 4)	(80,218)	(12,179)	(886,606)	(382,181)	(1,015)	(2,924)	(385,231)	(28,781)
Adjustments to maintain reserves	2,300	3	1,543	(27)	(10)	(701)	7,855	(613)
Net equity transactions	(82,893)	24,933	(1,022,314)	(408,448)	(1,025)	(2,860)	(381,846)	(6,453)
Net change in contract owners’ equity	(31,763)	7,036	(498,470)	(804,936)	20,475	1,932	(231,065)	(102,685)
Contract owners’ equity beginning of period	616,172	609,136	4,249,135	5,054,071	57,180	55,248	939,450	1,042,135
Contract owners’ equity end of period	$584,409	616,172	3,750,665	4,249,135	77,655	57,180	708,385	939,450
CHANGES IN UNITS:
Beginning units	43,085	40,685	111,821	123,055	3,339	3,504	21,356	21,182
Units purchased	4	2,771	365	1,532	-	-	163	575
Units redeemed	(5,525)	(371)	(24,142)	(12,766)	(45)	(165)	(7,655)	(401)
Ending units	37,564	43,085	88,044	111,821	3,294	3,339	13,864	21,356

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	NVFIII		GBF		GBF2		MSBF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(42)	-	857,555	814,570	2,539	(415)	1,103,358	520,571
Realized gain (loss) on investments	(766)	-	(1,889,563)	(1,995,011)	(11,929)	(53,226)	223,071	301,133
Change in unrealized gain (loss) on investments	(2)	-	4,886,976	38,387	54,239	19,372	1,029,572	(2,050,938)
Reinvested capital gains	1	-	-	-	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	(809)	-	3,854,968	(1,142,054)	44,849	(34,269)	2,356,001	(1,229,234)
Equity transactions:

Purchase payments received from contract owners (note 4)	-	-	855,625	764,170	32,050	148	251,074	205,447
Transfers between funds	1,048	-	(652,025)	(890,998)	(15,129)	(26,868)	446,431	(436,481)
Redemptions (notes 2, 3 and 4)	(142)	-	(9,982,892)	(8,209,546)	(104,935)	(285,959)	(4,111,658)	(4,331,627)
Adjustments to maintain reserves	(3)	-	27,594	(331)	91	26	39,830	(260)
Net equity transactions	903	-	(9,751,698)	(8,336,705)	(87,923)	(312,653)	(3,374,323)	(4,562,921)
Net change in contract owners’ equity	94	-	(5,896,730)	(9,478,759)	(43,074)	(346,922)	(1,018,322)	(5,792,155)
Contract owners’ equity beginning of period	-	-	79,399,285	88,878,044	1,164,161	1,511,083	31,505,604	37,297,759
Contract owners’ equity end of period	$94	-	73,502,555	79,399,285	1,121,087	1,164,161	30,487,282	31,505,604
CHANGES IN UNITS:
Beginning units	-	-	4,518,239	5,000,192	96,356	121,441	1,565,384	1,786,833
Units purchased	7,248	-	803,083	357,995	7,795	4,233	92,172	112,018
Units redeemed	(7,239)	-	(1,346,287)	(839,948)	(14,899)	(29,318)	(254,308)	(333,467)
Ending units	9	-	3,975,035	4,518,239	89,252	96,356	1,403,248	1,565,384

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	HIBF		GVABD2		NVLCP2		NVCBD1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,279,865	1,409,037	68,134	117,513	56,815	45,278	124,981	102,460
Realized gain (loss) on investments	(149,682)	(314,158)	(23,503)	6,766	(33)	(18,165)	18,951	(38,111)
Change in unrealized gain (loss) on investments	2,472,609	(2,357,244)	650,873	(410,533)	236,695	(126,742)	235,353	(147,945)
Reinvested capital gains	-	-	31,683	37,594	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	3,602,792	(1,262,365)	727,187	(248,660)	293,477	(99,629)	379,285	(83,596)
Equity transactions:

Purchase payments received from contract owners (note 4)	91,228	320,915	344,806	29,033	7,836	42,555	78,250	10,052
Transfers between funds	478,765	(1,847,699)	87,103	(38,091)	(6,243)	(96,180)	1,464,718	582,008
Redemptions (notes 2, 3 and 4)	(3,590,388)	(3,824,497)	(1,302,838)	(930,447)	(330,522)	(258,342)	(648,817)	(452,059)
Adjustments to maintain reserves	25,542	(558)	684	(4)	(41)	(33)	1,418	30
Net equity transactions	(2,994,853)	(5,351,839)	(870,245)	(939,509)	(328,970)	(312,000)	895,569	140,031
Net change in contract owners’ equity	607,939	(6,614,204)	(143,058)	(1,188,169)	(35,493)	(411,629)	1,274,854	56,435
Contract owners’ equity beginning of period	28,147,850	34,762,054	9,944,200	11,132,369	3,478,820	3,890,449	5,276,242	5,219,807
Contract owners’ equity end of period	$28,755,789	28,147,850	9,801,142	9,944,200	3,443,327	3,478,820	6,551,096	5,276,242
CHANGES IN UNITS:
Beginning units	1,151,452	1,363,436	808,156	885,842	251,080	273,409	395,995	383,241
Units purchased	109,613	148,145	111,892	44,785	74,319	19,185	184,488	85,705
Units redeemed	(225,564)	(360,129)	(178,796)	(122,471)	(95,697)	(41,514)	(121,087)	(72,951)
Ending units	1,035,501	1,151,452	741,252	808,156	229,702	251,080	459,396	395,995

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	NVCBD2		NVSTB2		SAM		NVMGA2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$3,889	5,258	57,889	47,132	920,141	342,016	(957)	(627)
Realized gain (loss) on investments	414	(1,067)	(3,915)	(33,008)	-	-	(2,124)	2,886
Change in unrealized gain (loss) on investments	31,319	(20,277)	100,995	(33,889)	-	-	19,420	(27,862)
Reinvested capital gains	-	-	-	-	-	1,153	3,860	6,704
Net increase (decrease) in contract owners’ equity resulting from operations	35,622	(16,086)	154,969	(19,765)	920,141	343,169	20,199	(18,899)
Equity transactions:

Purchase payments received from contract owners (note 4)	71	-	97,792	19,912	24,624,571	19,191,251	1,822	5,220
Transfers between funds	(41,112)	(12,549)	2,038,948	644,373	52,643,540	66,715,680	(6,514)	7,565
Redemptions (notes 2, 3 and 4)	(6,813)	(13,391)	(2,565,024)	(1,526,242)	(92,419,404)	(88,353,149)	(22,329)	(15,868)
Adjustments to maintain reserves	(23)	(20)	1,030	12	(138,021)	122	(27)	18
Net equity transactions	(47,877)	(25,960)	(427,254)	(861,945)	(15,289,314)	(2,446,096)	(27,048)	(3,065)
Net change in contract owners’ equity	(12,255)	(42,046)	(272,285)	(881,710)	(14,369,173)	(2,102,927)	(6,849)	(21,964)
Contract owners’ equity beginning of period	565,049	607,095	5,369,454	6,251,164	152,527,980	154,630,907	163,162	185,126
Contract owners’ equity end of period	$552,794	565,049	5,097,169	5,369,454	138,158,807	152,527,980	156,313	163,162
CHANGES IN UNITS:
Beginning units	48,114	50,279	486,503	562,719	13,301,908	13,536,173	15,243	15,649
Units purchased	1,768	169	312,666	124,669	11,747,026	16,383,484	160	8,822
Units redeemed	(5,637)	(2,334)	(346,901)	(200,885)	(13,093,881)	(16,617,749)	(2,547)	(9,228)
Ending units	44,245	48,114	452,268	486,503	11,955,053	13,301,908	12,856	15,243

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	NAMGI2		NVMLG1		NVMLG2		NVMLV1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(67)	49	552,233	(188,339)	2,541	(5,269)	1,157,056	22,790
Realized gain (loss) on investments	9,016	31,269	(102,007)	275,497	22,797	11,723	(292,345)	(212,682)
Change in unrealized gain (loss) on investments	26,773	(54,148)	2,016,272	(3,818,492)	5,366	(58,986)	(28,421)	(1,357,832)
Reinvested capital gains	7,494	12,204	2,578,378	3,012,480	24,743	40,488	478,912	684,960
Net increase (decrease) in contract owners’ equity resulting from operations	43,216	(10,626)	5,044,876	(718,854)	55,447	(12,044)	1,315,202	(862,764)
Equity transactions:

Purchase payments received from contract owners (note 4)	921	2,760	386,418	125,593	-	-	65,926	70,667
Transfers between funds	(74,780)	116,962	(1,003,996)	172,259	-	(1,441)	(579,795)	(84,932)
Redemptions (notes 2, 3 and 4)	(109,377)	(72,678)	(2,080,171)	(2,372,987)	(113,687)	(23,152)	(799,054)	(718,245)
Adjustments to maintain reserves	(39)	4	2,024	30	6	1	(152)	47
Net equity transactions	(183,275)	47,048	(2,695,725)	(2,075,105)	(113,681)	(24,592)	(1,313,075)	(732,463)
Net change in contract owners’ equity	(140,059)	36,422	2,349,151	(2,793,959)	(58,234)	(36,636)	2,127	(1,595,227)
Contract owners’ equity beginning of period	302,752	266,330	18,356,341	21,150,300	249,775	286,411	5,943,027	7,538,254
Contract owners’ equity end of period	$162,693	302,752	20,705,492	18,356,341	191,541	249,775	5,945,154	5,943,027
CHANGES IN UNITS:
Beginning units	23,875	20,215	960,789	1,059,923	14,692	15,981	328,297	363,889
Units purchased	421	15,247	64,372	58,687	-	-	8,352	29,962
Units redeemed	(13,694)	(11,587)	(183,767)	(157,821)	(5,695)	(1,289)	(72,364)	(65,554)
Ending units	10,602	23,875	841,394	960,789	8,997	14,692	264,285	328,297

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	NVMLV2		NVMMG1		NVMMG2		NVMIG1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$320,306	(9,965)	(794,684)	(815,999)	(69,437)	(71,800)	38,717	(14,133)
Realized gain (loss) on investments	(79,759)	106,070	41,440	3,694,551	(137,939)	66,727	(853,021)	(329,289)
Change in unrealized gain (loss) on investments	(26,661)	(524,188)	3,635,803	(20,454,156)	396,482	(1,412,793)	7,129,906	(8,329,493)
Reinvested capital gains	119,247	185,037	18,093,717	12,930,050	1,375,819	1,020,567	1,939,825	2,594,608
Net increase (decrease) in contract owners’ equity resulting from operations	333,133	(243,046)	20,976,276	(4,645,554)	1,564,925	(397,299)	8,255,427	(6,078,307)
Equity transactions:

Purchase payments received from contract owners (note 4)	659	43,744	1,438,276	580,018	21,279	15,285	244,025	253,466
Transfers between funds	(100,795)	(97,023)	(1,811,091)	(1,226,884)	(308,188)	(132,730)	(643,074)	(311,204)
Redemptions (notes 2, 3 and 4)	(267,031)	(519,316)	(8,184,203)	(8,733,244)	(513,909)	(316,175)	(4,093,827)	(3,822,242)
Adjustments to maintain reserves	(115)	(20)	6,316	1,310	(17)	(19)	1,608	(60)
Net equity transactions	(367,282)	(572,615)	(8,550,702)	(9,378,800)	(800,835)	(433,639)	(4,491,268)	(3,880,040)
Net change in contract owners’ equity	(34,149)	(815,661)	12,425,574	(14,024,354)	764,090	(830,938)	3,764,159	(9,958,347)
Contract owners’ equity beginning of period	1,545,702	2,361,363	60,314,204	74,338,558	4,663,047	5,493,985	28,141,401	38,099,748
Contract owners’ equity end of period	$1,511,553	1,545,702	72,739,778	60,314,204	5,427,137	4,663,047	31,905,560	28,141,401
CHANGES IN UNITS:
Beginning units	91,899	125,935	3,298,578	3,748,438	270,284	292,115	1,555,405	1,740,538
Units purchased	9,696	3,158	148,462	93,062	5,076	6,744	35,915	71,140
Units redeemed	(30,705)	(37,194)	(514,199)	(542,922)	(42,370)	(28,575)	(252,732)	(256,273)
Ending units	70,890	91,899	2,932,841	3,298,578	232,990	270,284	1,338,588	1,555,405

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	NVRE1		NVMMV2		NVNMO1		NVNMO2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$313,250	386,047	521,159	(69,443)	(253,284)	(346,433)	(1,803)	(2,474)
Realized gain (loss) on investments	(1,516,431)	(4,621,526)	(1,664,428)	154,134	2,585,932	2,457,110	(28,788)	13,136
Change in unrealized gain (loss) on investments	15,740,261	1,328,459	2,349,360	(17,466,053)	6,173,123	(11,427,406)	89,718	(84,439)
Reinvested capital gains	-	-	8,749,299	9,641,926	4,417,702	6,235,258	25,212	44,003
Net increase (decrease) in contract owners’ equity resulting from operations	14,537,080	(2,907,020)	9,955,390	(7,739,436)	12,923,473	(3,081,471)	84,339	(29,774)
Equity transactions:

Purchase payments received from contract owners (note 4)	551,761	490,643	585,578	545,992	609,489	625,381	13,201	7,650
Transfers between funds	(2,342,427)	(1,995,409)	(1,633,993)	(1,024,225)	(1,881,400)	(2,570,503)	(101,339)	110,436
Redemptions (notes 2, 3 and 4)	(5,507,027)	(7,307,805)	(4,663,730)	(6,919,913)	(8,063,873)	(6,902,591)	(22,926)	(30,864)
Adjustments to maintain reserves	(31,064)	121	(1,378)	341	2,570	(374)	(23)	22
Net equity transactions	(7,328,757)	(8,812,450)	(5,713,523)	(7,397,805)	(9,333,214)	(8,848,087)	(111,087)	87,244
Net change in contract owners’ equity	7,208,323	(11,719,470)	4,241,867	(15,137,241)	3,590,259	(11,929,558)	(26,748)	57,470
Contract owners’ equity beginning of period	51,557,278	63,276,748	46,156,577	61,293,818	51,989,332	63,918,890	368,244	310,774
Contract owners’ equity end of period	$58,765,601	51,557,278	50,398,444	46,156,577	55,579,591	51,989,332	341,496	368,244
CHANGES IN UNITS:
Beginning units	3,510,999	4,096,107	2,419,512	2,758,463	3,000,327	3,476,158	28,758	22,823
Units purchased	114,602	118,471	49,609	86,172	52,494	86,753	33,176	76,114
Units redeemed	(526,180)	(703,579)	(311,323)	(425,123)	(521,161)	(562,584)	(40,892)	(70,179)
Ending units	3,099,421	3,510,999	2,157,798	2,419,512	2,531,660	3,000,327	21,042	28,758

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	NVNSR1		NVAMV1		NVAMV2		NVOLG1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(9,335)	(19,586)	1,468,642	255,583	9,777	(12,385)	2,111,641	(1,374,615)
Realized gain (loss) on investments	(57,492)	(1,927)	1,318,686	2,549,338	12,047	25,530	11,031,448	14,527,686
Change in unrealized gain (loss) on investments	383,016	(422,274)	8,619,439	(20,833,276)	152,026	(332,630)	3,524,797	(52,705,116)
Reinvested capital gains	265,720	304,074	10,756,240	7,238,978	176,633	122,518	94,544,783	35,148,265
Net increase (decrease) in contract owners’ equity resulting from operations	581,909	(139,713)	22,163,007	(10,789,377)	350,483	(196,967)	111,212,669	(4,403,780)
Equity transactions:

Purchase payments received from contract owners (note 4)	25,019	43,799	848,325	945,179	2,548	232	3,464,113	3,075,823
Transfers between funds	463	(873,879)	(5,542,860)	(3,340,400)	(15,156)	(6,695)	(10,673,556)	(11,933,001)
Redemptions (notes 2, 3 and 4)	(309,646)	(383,756)	(10,955,344)	(11,348,311)	(146,336)	(179,220)	(40,735,360)	(41,450,224)
Adjustments to maintain reserves	(104)	(13)	22,250	(97)	(24)	(15)	98,822	(315)
Net equity transactions	(284,268)	(1,213,849)	(15,627,629)	(13,743,629)	(158,968)	(185,698)	(47,845,981)	(50,307,717)
Net change in contract owners’ equity	297,641	(1,353,562)	6,535,378	(24,533,006)	191,515	(382,665)	63,366,688	(54,711,497)
Contract owners’ equity beginning of period	2,474,908	3,828,470	93,923,315	118,456,321	1,516,447	1,899,112	325,888,833	380,600,330
Contract owners’ equity end of period	$2,772,549	2,474,908	100,458,693	93,923,315	1,707,962	1,516,447	389,255,521	325,888,833
CHANGES IN UNITS:
Beginning units	134,206	193,489	3,708,851	4,193,729	66,460	73,857	10,644,655	12,144,433
Units purchased	7,576	16,511	101,203	75,752	3,241	713	155,607	163,262
Units redeemed	(21,009)	(75,794)	(652,039)	(560,630)	(9,467)	(8,110)	(1,464,987)	(1,663,040)
Ending units	120,773	134,206	3,158,015	3,708,851	60,234	66,460	9,335,275	10,644,655

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	NVOLG2		NVTIV3		DTRTFB		TRF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(17,616)	(82,796)	23,735	16,933	10,722	2,392	89,950	(15,696)
Realized gain (loss) on investments	85,190	354,722	(26,909)	(42,939)	1,113	136	7,449,880	7,547,732
Change in unrealized gain (loss) on investments	158,839	(925,156)	37,075	(416,452)	5,077	(1,572)	12,702,048	(7,991,152)
Reinvested capital gains	1,485,323	560,811	172,011	26,134	-	-	4,291,262	-
Net increase (decrease) in contract owners’ equity resulting from operations	1,711,736	(92,419)	205,912	(416,324)	16,912	956	24,533,140	(459,116)
Equity transactions:

Purchase payments received from contract owners (note 4)	23,048	2,097	17,755	55,615	2,030	145	638,981	751,991
Transfers between funds	(298,932)	(138,878)	(76,093)	(236,582)	357,457	187,275	(1,901,634)	(2,507,664)
Redemptions (notes 2, 3 and 4)	(441,114)	(1,006,971)	(183,708)	(269,092)	(39,444)	(41,526)	(9,940,329)	(11,104,134)
Adjustments to maintain reserves	183	49	(83)	(31)	(12)	1	21,225	576
Net equity transactions	(716,815)	(1,143,703)	(242,129)	(450,090)	320,031	145,895	(11,181,757)	(12,859,231)
Net change in contract owners’ equity	994,921	(1,236,122)	(36,217)	(866,414)	336,943	146,851	13,351,383	(13,318,347)
Contract owners’ equity beginning of period	5,231,203	6,467,325	1,963,409	2,829,823	146,851	-	92,185,728	105,504,075
Contract owners’ equity end of period	$6,226,124	5,231,203	1,927,192	1,963,409	483,794	146,851	105,537,111	92,185,728
CHANGES IN UNITS:
Beginning units	188,414	225,038	133,213	160,476	14,555	-	3,494,760	3,956,705
Units purchased	3,258	4,597	5,934	8,679	36,886	20,719	67,892	38,226
Units redeemed	(25,112)	(41,221)	(21,662)	(35,942)	(6,024)	(6,164)	(438,939)	(500,171)
Ending units	166,560	188,414	117,485	133,213	45,417	14,555	3,123,713	3,494,760

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
Years Ended December 31, 2019 and 2018

	TRF2		EIF		SCGF		SCGF2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(3,740)	(3,816)	124,740	127,843	(247,981)	(266,056)	(6,071)	(5,126)
Realized gain (loss) on investments	59,957	29,663	957,942	1,549,387	(572,457)	(635,481)	(5,556)	(9,107)
Change in unrealized gain (loss) on investments	4,881	(31,530)	2,649,122	(5,369,798)	1,345,295	(3,340,027)	4,885	(45,716)
Reinvested capital gains	14,496	-	773,628	2,059,954	5,674,892	2,581,788	89,217	30,083
Net increase (decrease) in contract owners’ equity resulting from operations	75,594	(5,683)	4,505,432	(1,632,614)	6,199,749	(1,659,776)	82,475	(29,866)
Equity transactions:

Purchase payments received from contract owners (note 4)	-	700	111,879	579,076	218,798	280,617	10,055	15,476
Transfers between funds	23,445	(2,499)	(57,416)	(636,415)	(184,136)	(602,587)	(1,657)	54,118
Redemptions (notes 2, 3 and 4)	(61,205)	(38,950)	(2,367,586)	(2,973,479)	(2,161,292)	(2,512,499)	(17,469)	(63,989)
Adjustments to maintain reserves	9	(56)	12,243	(253)	423	(101)	(19)	52
Net equity transactions	(37,751)	(40,805)	(2,300,880)	(3,031,071)	(2,126,207)	(2,834,570)	(9,090)	5,657
Net change in contract owners’ equity	37,843	(46,488)	2,204,552	(4,663,685)	4,073,542	(4,494,346)	73,385	(24,209)
Contract owners’ equity beginning of period	295,023	341,511	18,335,505	22,999,190	18,584,211	23,078,557	257,089	281,298
Contract owners’ equity end of period	$332,866	295,023	20,540,057	18,335,505	22,657,753	18,584,211	330,474	257,089
CHANGES IN UNITS:
Beginning units	14,833	16,733	780,284	897,950	675,853	764,132	15,327	14,682
Units purchased	2,230	35	38,593	36,311	55,050	49,770	522	5,133
Units redeemed	(3,698)	(1,935)	(124,951)	(153,977)	(116,191)	(138,049)	(996)	(4,488)
Ending units	13,365	14,833	693,926	780,284	614,712	675,853	14,853	15,327

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	SCF		SCF2		GEM		GEM2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(737,367)	(908,099)	(16,139)	(19,018)	168,872	(70,509)	73	(5,453)
Realized gain (loss) on investments	1,848,208	3,845,880	(54,439)	34,456	250,462	491,152	2,181	5,278
Change in unrealized gain (loss) on investments	6,234,668	(32,540,785)	145,887	(397,772)	2,121,274	(3,273,466)	49,301	(78,157)
Reinvested capital gains	8,053,351	19,499,449	101,135	250,344	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	15,398,860	(10,103,555)	176,444	(131,990)	2,540,608	(2,852,823)	51,555	(78,332)
Equity transactions:
Purchase payments received from contract owners (note 4)	559,431	624,464	9,184	611	194,397	186,412	4,058	232
Transfers between funds	(1,592,944)	(2,393,519)	(14,773)	(65,037)	571,456	(904,711)	(45,451)	(4,726)
Redemptions (notes 2, 3 and 4)	(8,319,346)	(9,285,763)	(82,357)	(73,363)	(1,619,425)	(1,655,794)	(42,455)	(6,624)
Adjustments to maintain reserves	31,336	87	(50)	50	20,086	92	(27)	36
Net equity transactions	(9,321,523)	(11,054,731)	(87,996)	(137,739)	(833,486)	(2,374,001)	(83,875)	(11,082)
Net change in contract owners’ equity	6,077,337	(21,158,286)	88,448	(269,729)	1,707,122	(5,226,824)	(32,320)	(89,414)
Contract owners’ equity beginning of period	66,262,335	87,420,621	789,349	1,059,078	12,218,031	17,444,855	307,295	396,709
Contract owners’ equity end of period	$72,339,672	66,262,335	877,797	789,349	13,925,153	12,218,031	274,975	307,295
CHANGES IN UNITS:
Beginning units	1,520,562	1,736,039	34,162	39,132	550,238	641,612	32,952	34,394
Units purchased	43,542	42,853	2,850	759	71,899	86,086	2,222	3,915
Units redeemed	(228,034)	(258,330)	(6,230)	(5,729)	(106,397)	(177,460)	(10,678)	(5,357)
Ending units	1,336,070	1,520,562	30,782	34,162	515,740	550,238	24,496	32,952

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	GIG		NVIE6		SCVF		SCVF2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$205,373	158,449	264	208	(52,399)	(370,965)	(5,234)	(10,011)
Realized gain (loss) on investments	(13,053)	220,498	(557)	639	411,954	3,964,018	(28,638)	18,695
Change in unrealized gain (loss) on investments	1,671,105	(3,328,702)	4,617	(8,655)	(10,690,613)	(30,772,349)	(55,342)	(227,465)
Reinvested capital gains	687,799	88,858	1,310	222	21,170,757	13,379,636	166,204	108,284
Net increase (decrease) in contract owners’ equity resulting from operations	2,551,224	(2,860,897)	5,634	(7,586)	10,839,699	(13,799,660)	76,990	(110,497)
Equity transactions:
Purchase payments received from contract owners (note 4)	58,102	105,467	-	22	634,825	602,143	7,038	509
Transfers between funds	(1,467,716)	(511,730)	(10,888)	(1,449)	(678,659)	(2,758,153)	12,835	(97,166)
Redemptions (notes 2, 3 and 4)	(1,564,523)	(1,521,785)	(2,351)	(5,494)	(6,922,319)	(8,177,329)	(47,925)	(91,997)
Adjustments to maintain reserves	429	(432)	1	(1)	9,487	(217)	40	48
Net equity transactions	(2,973,708)	(1,928,480)	(13,238)	(6,922)	(6,956,666)	(10,333,556)	(28,012)	(188,606)
Net change in contract owners’ equity	(422,484)	(4,789,377)	(7,604)	(14,508)	3,883,033	(24,133,216)	48,978	(299,103)
Contract owners’ equity beginning of period	15,308,188	20,097,565	39,233	53,741	63,391,436	87,524,652	476,628	775,731
Contract owners’ equity end of period	$14,885,704	15,308,188	31,629	39,233	67,274,469	63,391,436	525,606	476,628
CHANGES IN UNITS:
Beginning units	1,059,739	1,176,045	-	-	1,309,626	1,488,525	22,912	30,246
Units purchased	23,531	59,004	-	-	37,861	28,093	960	717
Units redeemed	(209,767)	(175,310)	-	-	(166,899)	(206,992)	(2,169)	(8,051)
Ending units	873,503	1,059,739	-	-	1,180,588	1,309,626	21,703	22,912

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	GVAGG2		GVAGR2		GVAGI2		GVDIVI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(109,115)	(227,261)	(287,708)	(319,653)	49,722	(38,659)	956,710	165,048
Realized gain (loss) on investments	572,423	1,495,458	2,589,188	2,286,650	285,598	830,761	(107,456)	(10,295)
Change in unrealized gain (loss) on investments	4,042,694	(4,860,883)	1,793,476	(6,293,038)	2,940,473	(3,510,707)	(400,239)	(1,128,996)
Reinvested capital gains	1,942,902	1,280,477	5,030,171	3,751,104	2,441,480	1,988,434	179,675	-
Net increase (decrease) in contract owners’ equity resulting from operations	6,448,904	(2,312,209)	9,125,127	(574,937)	5,717,273	(730,171)	628,690	(974,243)
Equity transactions:
Purchase payments received from contract owners (note 4)	116,498	170,817	390,503	260,759	1,004,181	188,135	46,926	73,096
Transfers between funds	(289,041)	(887,631)	(2,734,674)	1,233,406	2,108,829	925,889	(63,593)	80,535
Redemptions (notes 2, 3 and 4)	(2,440,923)	(2,649,258)	(3,754,120)	(3,323,328)	(2,671,982)	(2,071,084)	(398,786)	(463,137)
Adjustments to maintain reserves	(262)	(104)	22,565	40,070	4,598	42	(155)	19
Net equity transactions	(2,613,728)	(3,366,176)	(6,075,726)	(1,789,093)	445,626	(957,018)	(415,608)	(309,487)
Net change in contract owners’ equity	3,835,176	(5,678,385)	3,049,401	(2,364,030)	6,162,899	(1,687,189)	213,082	(1,283,730)
Contract owners’ equity beginning of period	20,320,787	25,999,172	34,306,145	36,670,175	22,463,693	24,150,882	4,340,997	5,624,727
Contract owners’ equity end of period	$24,155,963	20,320,787	37,355,546	34,306,145	28,626,592	22,463,693	4,554,079	4,340,997
CHANGES IN UNITS:
Beginning units	1,054,664	1,207,920	1,574,665	1,649,730	1,236,232	1,282,879	495,354	525,430
Units purchased	62,067	101,229	78,485	216,472	221,536	163,056	22,784	31,691
Units redeemed	(175,300)	(254,485)	(323,250)	(291,537)	(186,537)	(209,703)	(67,189)	(61,767)
Ending units	941,431	1,054,664	1,329,900	1,574,665	1,271,231	1,236,232	450,949	495,354

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	GVDIV2		NVSIX2		GVIX8		MCIF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$58,684	7,780	(9,900)	(3,475)	77,001	46,535	115,988	122,445
Realized gain (loss) on investments	(3,582)	(302)	(594,734)	64,698	34,850	28,702	3,706,452	5,394,104
Change in unrealized gain (loss) on investments	(29,275)	(68,355)	110,717	(913,629)	588,232	(723,701)	709,776	(23,815,718)
Reinvested capital gains	11,376	-	1,119,501	422,371	8,027	-	12,326,030	8,060,597
Net increase (decrease) in contract owners’ equity resulting from operations	37,203	(60,877)	625,584	(430,035)	708,110	(648,464)	16,858,246	(10,238,572)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	232	44,314	33,757	28,755	14,119	660,245	1,147,286
Transfers between funds	2,955	3,624	(232,298)	673,346	141,080	(405,163)	(2,862,215)	(1,210,790)
Redemptions (notes 2, 3 and 4)	(16,815)	(14,013)	(258,672)	(464,530)	(228,340)	(294,220)	(7,972,472)	(9,325,652)
Adjustments to maintain reserves	(32)	(8)	(133)	23	(47)	(36)	6,386	136
Net equity transactions	(13,892)	(10,165)	(446,789)	242,596	(58,552)	(685,300)	(10,168,056)	(9,389,020)
Net change in contract owners’ equity	23,311	(71,042)	178,795	(187,439)	649,558	(1,333,764)	6,690,190	(19,627,592)
Contract owners’ equity beginning of period	263,883	334,925	2,771,780	2,959,219	3,578,579	4,912,343	73,002,646	92,630,238
Contract owners’ equity end of period	$287,194	263,883	2,950,575	2,771,780	4,228,137	3,578,579	79,692,836	73,002,646
CHANGES IN UNITS:
Beginning units	22,763	23,045	192,241	179,685	353,292	411,395	1,477,676	1,643,097
Units purchased	436	499	34,424	71,433	61,679	5,417	42,212	72,011
Units redeemed	(1,297)	(781)	(61,676)	(58,877)	(66,536)	(63,520)	(221,318)	(237,432)
Ending units	21,902	22,763	164,989	192,241	348,435	353,292	1,298,570	1,477,676

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	GVEX2		GVIDA		NAMAA2		GVDMA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$211,679	83,195	236,083	61,690	7,518	693	560,331	252,411
Realized gain (loss) on investments	1,501,434	1,837,339	841,107	1,462,636	7,046	46,266	2,390,659	2,903,633
Change in unrealized gain (loss) on investments	3,455,605	(4,003,192)	2,097,520	(6,892,039)	91,993	(121,801)	3,514,794	(17,225,404)
Reinvested capital gains	1,059,934	777,273	2,565,492	2,457,593	24,216	32,226	6,746,520	7,392,177
Net increase (decrease) in contract owners’ equity resulting from operations	6,228,652	(1,305,385)	5,740,202	(2,910,120)	130,773	(42,616)	13,212,304	(6,677,183)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,777,146	245,034	380,284	510,390	36,917	3,988	1,057,198	1,104,468
Transfers between funds	5,179,243	1,419,710	390,139	(475,153)	332,568	100,040	(1,937,635)	(1,757,384)
Redemptions (notes 2, 3 and 4)	(4,662,780)	(2,345,766)	(2,261,806)	(4,024,554)	(86,342)	(147,041)	(8,375,688)	(8,420,840)
Adjustments to maintain reserves	(51)	77	3,287	(126)	(42)	(10)	30,289	(436)
Net equity transactions	2,293,558	(680,945)	(1,488,096)	(3,989,443)	283,101	(43,023)	(9,225,836)	(9,074,192)
Net change in contract owners’ equity	8,522,210	(1,986,330)	4,252,106	(6,899,563)	413,874	(85,639)	3,986,468	(15,751,375)
Contract owners’ equity beginning of period	20,827,101	22,813,431	26,425,354	33,324,917	633,423	719,062	68,622,922	84,374,297
Contract owners’ equity end of period	$29,349,311	20,827,101	30,677,460	26,425,354	1,047,297	633,423	72,609,390	68,622,922
CHANGES IN UNITS:
Beginning units	1,278,909	1,318,837	1,134,440	1,294,829	55,936	59,824	3,083,479	3,462,537
Units purchased	563,498	490,888	83,505	45,439	29,814	17,553	87,235	125,441
Units redeemed	(449,967)	(530,816)	(139,508)	(205,828)	(6,873)	(21,441)	(464,146)	(504,499)
Ending units	1,392,440	1,278,909	1,078,437	1,134,440	78,877	55,936	2,706,568	3,083,479

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	GVIDM		GVDMC		GVIDC		GVAAA2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,116,780	765,220	295,596	217,557	200,774	173,301	245,477	(8,113)
Realized gain (loss) on investments	6,534,746	6,965,918	400,116	1,453,355	(187,083)	(275,200)	1,290,145	2,868,240
Change in unrealized gain (loss) on investments	486,882	(28,749,619)	1,400,219	(5,542,914)	1,321,642	(1,124,504)	4,648,950	(9,406,856)
Reinvested capital gains	11,509,927	11,585,070	1,710,603	2,058,021	444,472	485,943	3,804,604	3,046,967
Net increase (decrease) in contract owners’ equity resulting from operations	19,648,335	(9,433,411)	3,806,534	(1,813,981)	1,779,805	(740,460)	9,989,176	(3,499,762)
Equity transactions:
Purchase payments received from contract owners (note 4)	1,402,116	936,288	134,968	592,597	551,959	190,316	833,251	1,008,160
Transfers between funds	(5,108,602)	(3,147,475)	(688,365)	(134,864)	(721,178)	(622,022)	1,248,718	1,863,649
Redemptions (notes 2, 3 and 4)	(15,915,764)	(16,126,021)	(3,968,368)	(6,933,145)	(2,207,687)	(3,154,285)	(6,182,949)	(6,462,758)
Adjustments to maintain reserves	24,205	531	247,539	(2,941)	29,388	(680)	42,836	(39,908)
Net equity transactions	(19,598,045)	(18,336,677)	(4,274,226)	(6,478,353)	(2,347,518)	(3,586,671)	(4,058,144)	(3,630,857)
Net change in contract owners’ equity	50,290	(27,770,088)	(467,692)	(8,292,334)	(567,713)	(4,327,131)	5,931,032	(7,130,619)
Contract owners’ equity beginning of period	127,492,799	155,262,887	33,472,796	41,765,130	22,573,595	26,900,726	53,932,130	61,062,749
Contract owners’ equity end of period	$127,543,089	127,492,799	33,005,104	33,472,796	22,005,882	22,573,595	59,863,162	53,932,130
CHANGES IN UNITS:
Beginning units	6,278,878	7,133,706	1,844,985	2,187,800	1,493,771	1,727,304	2,999,369	3,184,059
Units purchased	159,244	92,694	32,520	99,826	48,015	66,121	239,098	376,197
Units redeemed	(1,062,634)	(947,522)	(265,571)	(442,641)	(205,969)	(299,654)	(451,287)	(560,887)
Ending units	5,375,488	6,278,878	1,611,934	1,844,985	1,335,817	1,493,771	2,787,180	2,999,369

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	NVCRA2		NVCMA2		NVCCA2		NVCMD2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$47,256	20,117	72,401	32,982	81,162	45,024	197,294	116,856
Realized gain (loss) on investments	4,176	13,363	(468,630)	(230,297)	(188,003)	(67,976)	(288,201)	97,541
Change in unrealized gain (loss) on investments	285,028	(414,320)	895,229	(800,662)	498,613	(706,172)	1,137,561	(2,085,276)
Reinvested capital gains	212,343	54,343	516,790	352,038	461,780	246,245	1,016,581	699,797
Net increase (decrease) in contract owners’ equity resulting from operations	548,803	(326,497)	1,015,790	(645,939)	853,552	(482,879)	2,063,235	(1,171,082)
Equity transactions:
Purchase payments received from contract owners (note 4)	74,649	142,875	148,411	398,622	27,941	45,289	317,884	243,519
Transfers between funds	103,392	27,159	(84,625)	175,151	(17,760)	554,907	27,636	(780,712)
Redemptions (notes 2, 3 and 4)	(157,523)	(231,255)	(1,481,831)	(1,455,529)	(720,346)	(514,910)	(2,325,164)	(1,337,071)
Adjustments to maintain reserves	(70)	4	(10)	9	(52)	28	18,866	(60)
Net equity transactions	20,448	(61,217)	(1,418,055)	(881,747)	(710,217)	85,314	(1,960,778)	(1,874,324)
Net change in contract owners’ equity	569,251	(387,714)	(402,265)	(1,527,686)	143,335	(397,565)	102,457	(3,045,406)
Contract owners’ equity beginning of period	2,450,886	2,838,600	5,164,529	6,692,215	4,597,863	4,995,428	12,970,513	16,015,919
Contract owners’ equity end of period	$3,020,137	2,450,886	4,762,264	5,164,529	4,741,198	4,597,863	13,072,970	12,970,513
CHANGES IN UNITS:
Beginning units	172,982	176,957	284,422	335,200	317,130	312,542	869,669	985,950
Units purchased	11,208	18,267	11,136	46,278	7,657	52,639	26,398	73,182
Units redeemed	(10,323)	(22,242)	(91,787)	(97,056)	(49,884)	(48,051)	(149,759)	(189,463)
Ending units	173,867	172,982	203,771	284,422	274,903	317,130	746,308	869,669

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	NVCRB2		NVCMC2		NVCCN2		NVDBL2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$115,981	102,349	66,718	56,408	98,683	87,383	88,626	61,211
Realized gain (loss) on investments	(267,016)	(74,219)	(58,113)	8,076	(76,926)	(83,388)	30,800	183,257
Change in unrealized gain (loss) on investments	848,107	(1,255,178)	368,613	(592,537)	514,382	(330,095)	428,945	(1,069,556)
Reinvested capital gains	529,809	508,461	238,058	217,506	137,142	44,723	515,852	339,815
Net increase (decrease) in contract owners’ equity resulting from operations	1,226,881	(718,587)	615,276	(310,547)	673,281	(281,377)	1,064,223	(485,273)
Equity transactions:
Purchase payments received from contract owners (note 4)	49,909	70,975	34,139	47,795	89,068	62,531	132,633	73,732
Transfers between funds	(769,627)	474,731	(23,795)	792,204	195,573	1,319,713	656,007	381,216
Redemptions (notes 2, 3 and 4)	(1,193,499)	(1,451,736)	(834,124)	(698,218)	(570,191)	(731,024)	(1,102,968)	(1,235,288)
Adjustments to maintain reserves	(10)	(43)	(32)	(42)	7,928	(244)	(148)	24
Net equity transactions	(1,913,227)	(906,073)	(823,812)	141,739	(277,622)	650,976	(314,476)	(780,316)
Net change in contract owners’ equity	(686,346)	(1,624,660)	(208,536)	(168,808)	395,659	369,599	749,747	(1,265,589)
Contract owners’ equity beginning of period	8,958,162	10,582,822	4,952,476	5,121,284	7,296,689	6,927,090	7,731,152	8,996,741
Contract owners’ equity end of period	$8,271,816	8,958,162	4,743,940	4,952,476	7,692,348	7,296,689	8,480,899	7,731,152
CHANGES IN UNITS:
Beginning units	640,489	701,610	367,983	358,726	564,740	511,341	452,785	494,909
Units purchased	13,710	56,485	12,419	64,529	46,899	118,887	47,450	34,165
Units redeemed	(141,592)	(117,606)	(68,069)	(55,272)	(66,284)	(65,488)	(64,555)	(76,289)
Ending units	512,607	640,489	312,333	367,983	545,355	564,740	435,680	452,785

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	NVDCA2		NVLM2		NVLCA2		NCPG2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$17,034	9,931	1,128	3,687	4,712	9,743	2,808	2,449
Realized gain (loss) on investments	(10,019)	10,914	(2,732)	5,985	(14,454)	25,449	5,787	3,414
Change in unrealized gain (loss) on investments	167,713	(286,318)	84,631	(93,357)	264,618	(328,692)	16,035	(46,620)
Reinvested capital gains	134,021	112,411	11,084	22,795	28,102	68,732	7,634	15,084
Net increase (decrease) in contract owners’ equity resulting from operations	308,749	(153,062)	94,111	(60,890)	282,978	(224,768)	32,264	(25,673)
Equity transactions:
Purchase payments received from contract owners (note 4)	42,269	28,122	-	-	41,662	2,057	2,660	3,242
Transfers between funds	(40,546)	637,408	-	431,975	(61,435)	225,515	(43,557)	20,330
Redemptions (notes 2, 3 and 4)	(147,292)	(218,379)	(146,377)	(11,623)	(297,658)	(178,466)	(53,630)	(4,164)
Adjustments to maintain reserves	(53)	49	(29)	9	(8)	(23)	(8)	18
Net equity transactions	(145,622)	447,200	(146,406)	420,361	(317,439)	49,083	(94,535)	19,426
Net change in contract owners’ equity	163,127	294,138	(52,295)	359,471	(34,461)	(175,685)	(62,271)	(6,247)
Contract owners’ equity beginning of period	1,705,422	1,411,284	605,115	245,644	1,665,427	1,841,112	281,386	287,633
Contract owners’ equity end of period	$1,868,549	1,705,422	552,820	605,115	1,630,966	1,665,427	219,115	281,386
CHANGES IN UNITS:
Beginning units	83,562	63,363	58,491	21,689	158,882	155,994	24,321	22,843
Units purchased	8,385	36,344	-	45,052	13,762	35,619	242	4,064
Units redeemed	(14,689)	(16,145)	(12,495)	(8,250)	(41,352)	(32,731)	(8,016)	(2,586)
Ending units	77,258	83,562	45,996	58,491	131,292	158,882	16,547	24,321

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	NCPGI2		IDPG2		IDPGI2		AMTB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$3,956	2,499	5,963	3,491	636	542	85,061	40,463
Realized gain (loss) on investments	188	4,523	734	5,679	81	1,617	(4,372)	(63,707)
Change in unrealized gain (loss) on investments	24,535	(40,861)	50,007	(77,940)	4,350	(7,998)	182,561	(4,887)
Reinvested capital gains	5,543	10,846	12,808	31,287	1,245	2,967	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	34,222	(22,993)	69,512	(37,483)	6,312	(2,872)	263,250	(28,131)
Equity transactions:
Purchase payments received from contract owners (note 4)	-	5,754	17,680	29,262	288	288	102,678	72,316
Transfers between funds	18,236	(21,280)	232	(1,594)	(709)	14,988	(340,501)	(175,992)
Redemptions (notes 2, 3 and 4)	(986)	(6,073)	(10,811)	(17,828)	(4,262)	(6,522)	(879,852)	(1,745,220)
Adjustments to maintain reserves	(8)	(18)	(17)	26	(8)	(10)	2,370	(30)
Net equity transactions	17,242	(21,617)	7,084	9,866	(4,691)	8,744	(1,115,305)	(1,848,926)
Net change in contract owners’ equity	51,464	(44,610)	76,596	(27,617)	1,621	5,872	(852,055)	(1,877,057)
Contract owners’ equity beginning of period	259,208	303,818	492,570	520,187	54,979	49,107	11,226,337	13,103,394
Contract owners’ equity end of period	$310,672	259,208	569,166	492,570	56,600	54,979	10,374,282	11,226,337
CHANGES IN UNITS:
Beginning units	23,019	24,806	42,061	41,281	4,799	4,014	1,024,396	1,196,549
Units purchased	1,658	2,727	1,436	5,260	24	2,210	108,528	87,622
Units redeemed	(162)	(4,514)	(864)	(4,480)	(408)	(1,425)	(209,160)	(259,775)
Ending units	24,515	23,019	42,633	42,061	4,415	4,799	923,764	1,024,396

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	AMCG		AMMCGS		AMSRS		PMVSTA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(4,190)	(4,866)	(16,554)	(17,993)	(50,376)	(47,566)	49,850	21,789
Realized gain (loss) on investments	17,759	665	60,742	32,213	268,087	622,788	(5,581)	3,164
Change in unrealized gain (loss) on investments	35,864	(35,935)	163,602	(222,258)	962,757	(1,443,453)	16,285	(34,050)
Reinvested capital gains	16,089	20,293	91,966	104,352	414,088	407,667	-	4,394
Net increase (decrease) in contract owners’ equity resulting from operations	65,522	(19,843)	299,756	(103,686)	1,594,556	(460,564)	60,554	(4,703)
Equity transactions:
Purchase payments received from contract owners (note 4)	2,893	-	4,482	3,316	8,111	105,863	62,643	17,068
Transfers between funds	(32,505)	(8,319)	51,506	(58,912)	183,530	(186,006)	521,806	3,327,427
Redemptions (notes 2, 3 and 4)	(57,785)	(11,208)	(176,414)	(51,401)	(471,456)	(1,176,090)	(463,022)	(401,260)
Adjustments to maintain reserves	3,529	(14)	662	(18)	(61,295)	87	(8)	(217)
Net equity transactions	(83,868)	(19,541)	(119,764)	(107,015)	(341,110)	(1,256,146)	121,419	2,943,018
Net change in contract owners’ equity	(18,346)	(39,384)	179,992	(210,701)	1,253,446	(1,716,710)	181,973	2,938,315
Contract owners’ equity beginning of period	240,800	280,184	1,034,022	1,244,723	6,669,890	8,386,600	3,852,765	914,450
Contract owners’ equity end of period	$222,454	240,800	1,214,014	1,034,022	7,923,336	6,669,890	4,034,738	3,852,765
CHANGES IN UNITS:
Beginning units	8,543	8,966	92,202	102,154	267,678	313,553	374,983	89,088
Units purchased	67	1	19,152	17,155	17,725	7,970	121,453	355,330
Units redeemed	(2,483)	(424)	(28,512)	(27,107)	(22,443)	(53,845)	(109,757)	(69,435)
Ending units	6,127	8,543	82,842	92,202	262,960	267,678	386,679	374,983

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	PMVAAD		PMVFAD		PMVLAD		PMVRRA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$62,566	80,892	12,380	71,468	284,660	133,042	3,233	7,895
Realized gain (loss) on investments	(47,251)	(36,834)	(40,891)	31,609	(176,152)	(195,295)	(4,436)	(12,593)
Change in unrealized gain (loss) on investments	354,782	(325,191)	119,587	(269,002)	405,441	(131,169)	38,978	(14,982)
Reinvested capital gains	-	-	-	25,691	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	370,097	(281,133)	91,076	(140,234)	513,949	(193,422)	37,775	(19,680)
Equity transactions:
Purchase payments received from contract owners (note 4)	10,718	44,176	4,773	15,075	86,241	130,129	7,183	24,596
Transfers between funds	(167,436)	(224,370)	(279,045)	21,203	463,680	658,292	4,417	(53,269)
Redemptions (notes 2, 3 and 4)	(278,051)	(571,319)	(89,783)	(251,002)	(3,331,300)	(2,632,214)	(45,726)	(69,179)
Adjustments to maintain reserves	(39)	(29)	6	(146)	13,677	(1,178)	88	(14)
Net equity transactions	(434,808)	(751,542)	(364,049)	(214,870)	(2,767,702)	(1,844,971)	(34,038)	(97,866)
Net change in contract owners’ equity	(64,711)	(1,032,675)	(272,973)	(355,104)	(2,253,753)	(2,038,393)	3,737	(117,546)
Contract owners’ equity beginning of period	3,720,786	4,753,461	1,773,858	2,128,962	20,279,567	22,317,960	544,951	662,497
Contract owners’ equity end of period	$3,656,075	3,720,786	1,500,885	1,773,858	18,025,814	20,279,567	548,688	544,951
CHANGES IN UNITS:
Beginning units	337,730	403,423	147,867	169,276	1,751,005	1,909,338	39,494	46,458
Units purchased	7,960	14,504	8,554	120,406	182,825	194,536	5,106	5,396
Units redeemed	(45,282)	(80,197)	(37,584)	(141,815)	(418,196)	(352,869)	(7,545)	(12,360)
Ending units	300,408	337,730	118,837	147,867	1,515,634	1,751,005	37,055	39,494

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	PMVTRA		PMVTRD		PMVEBD		PVEIB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$19,588	17,855	207,661	162,116	41,098	46,071	296	98
Realized gain (loss) on investments	(11,342)	(16,691)	(87,139)	(124,371)	(18,411)	(52,552)	-	-
Change in unrealized gain (loss) on investments	64,251	(37,597)	640,413	(401,745)	132,154	(110,882)	2,365	(1,927)
Reinvested capital gains	-	13,954	-	136,990	-	-	1,265	631
Net increase (decrease) in contract owners’ equity resulting from operations	72,497	(22,479)	760,935	(227,010)	154,841	(117,363)	3,926	(1,198)
Equity transactions:
Purchase payments received from contract owners (note 4)	17,922	26,808	103,579	166,663	4,202	24,900	-	-
Transfers between funds	(138,525)	73,299	1,084,205	(237,573)	276,916	(766,562)	-	-
Redemptions (notes 2, 3 and 4)	(229,115)	(170,746)	(1,652,031)	(1,363,898)	(242,898)	(126,692)	-	-
Adjustments to maintain reserves	88	162	(498)	(349)	(107)	184	9,392	1,198
Net equity transactions	(349,630)	(70,477)	(464,745)	(1,435,157)	38,113	(868,170)	9,392	1,198
Net change in contract owners’ equity	(277,133)	(92,956)	296,190	(1,662,167)	192,954	(985,533)	13,318	-
Contract owners’ equity beginning of period	1,162,419	1,255,375	11,176,347	12,838,514	1,139,181	2,124,714	-	-
Contract owners’ equity end of period	$885,286	1,162,419	11,472,537	11,176,347	1,332,135	1,139,181	13,318	-
CHANGES IN UNITS:
Beginning units	73,075	77,663	1,002,626	1,132,211	106,272	186,374	-	-
Units purchased	4,734	9,240	164,733	93,570	76,464	38,734	-	-
Units redeemed	(25,896)	(13,828)	(206,689)	(223,155)	(73,177)	(118,836)	-	-
Ending units	51,913	73,075	960,670	1,002,626	109,559	106,272	-	-

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	PVTIGB		HVSIT		ROCMC		TRHS2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$21	347	(1,522)	(708)	(3,827)	(4,323)	(385,623)	(424,439)
Realized gain (loss) on investments	(1,011)	(1,874)	(2,449)	(671)	(10,493)	(4,771)	621,660	1,785,941
Change in unrealized gain (loss) on investments	4,806	(5,992)	(10,101)	(13,645)	40,113	(43,778)	6,452,963	(3,118,993)
Reinvested capital gains	31	-	38,721	6,833	29,819	16,795	1,582,827	1,991,947
Net increase (decrease) in contract owners’ equity resulting from operations	3,847	(7,519)	24,649	(8,191)	55,612	(36,077)	8,271,827	234,456
Equity transactions:
Purchase payments received from contract owners (note 4)	-	-	2,224	1,050	8,962	20,314	577,763	369,208
Transfers between funds	1,812	(31,621)	47,425	15,017	(20,706)	(18,603)	(1,513,544)	(196,397)
Redemptions (notes 2, 3 and 4)	(2,587)	(1,393)	(6,316)	(43,804)	(34,230)	(54,676)	(3,967,377)	(7,579,622)
Adjustments to maintain reserves	(22)	2	(5)	(4)	(108)	54	(169,588)	1,104
Net equity transactions	(797)	(33,012)	43,328	(27,741)	(46,082)	(52,911)	(5,072,746)	(7,405,707)
Net change in contract owners’ equity	3,050	(40,531)	67,977	(35,932)	9,530	(88,988)	3,199,081	(7,171,251)
Contract owners’ equity beginning of period	15,911	56,442	129,396	165,328	322,248	411,236	32,767,925	39,939,176
Contract owners’ equity end of period	$18,961	15,911	197,373	129,396	331,778	322,248	35,967,006	32,767,925
CHANGES IN UNITS:
Beginning units	1,610	4,570	7,053	8,282	25,056	28,743	913,505	1,110,047
Units purchased	7,697	1,903	7,364	4,784	1,795	2,313	65,100	133,796
Units redeemed	(7,757)	(4,863)	(5,616)	(6,013)	(5,023)	(6,000)	(186,930)	(330,338)
Ending units	1,550	1,610	8,801	7,053	21,828	25,056	791,675	913,505

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	VWHAS		VWEM		VWHA		VYDS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(39,897)	(50,743)	(83,080)	(128,790)	(55,825)	(83,557)	(14,610)	(20,195)
Realized gain (loss) on investments	(174,242)	75,164	151,680	369,480	(750,332)	(391,347)	41,202	86,029
Change in unrealized gain (loss) on investments	553,414	(1,490,328)	2,977,535	(4,552,985)	1,356,229	(1,824,236)	412,081	(922,590)
Reinvested capital gains	-	-	310,053	-	-	-	138,533	469,801
Net increase (decrease) in contract owners’ equity resulting from operations	339,275	(1,465,907)	3,356,188	(4,312,295)	550,072	(2,299,140)	577,206	(386,955)
Equity transactions:
Purchase payments received from contract owners (note 4)	144,473	94,714	72,833	180,931	4,869	5,490	3,257	-
Transfers between funds	508,966	(164,765)	(488,672)	(1,896,340)	(181,604)	(183,914)	(197,160)	(71,978)
Redemptions (notes 2, 3 and 4)	(341,145)	(428,353)	(1,271,696)	(1,979,670)	(925,167)	(832,310)	(183,141)	(149,491)
Adjustments to maintain reserves	(159)	4	(536)	(11)	1,133	5	(45)	(21)
Net equity transactions	312,135	(498,400)	(1,688,071)	(3,695,090)	(1,100,769)	(1,010,729)	(377,089)	(221,490)
Net change in contract owners’ equity	651,410	(1,964,307)	1,668,117	(8,007,385)	(550,697)	(3,309,869)	200,117	(608,445)
Contract owners’ equity beginning of period	3,183,054	5,147,361	12,160,136	20,167,521	5,454,159	8,764,028	2,288,690	2,897,135
Contract owners’ equity end of period	$3,834,464	3,183,054	13,828,253	12,160,136	4,903,462	5,454,159	2,488,807	2,288,690
CHANGES IN UNITS:
Beginning units	592,731	678,226	364,458	458,315	279,530	317,437	117,873	128,192
Units purchased	187,694	231,061	17,167	40,720	665	671	582	223
Units redeemed	(134,044)	(316,556)	(60,207)	(134,577)	(50,003)	(38,578)	(17,340)	(10,542)
Ending units	646,381	592,731	321,418	364,458	230,192	279,530	101,115	117,873

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	VRVDRA		SVOF		WFVSCG		AMGP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,010	-	(2,342)	(2,619)	(88,993)	(89,478)	(473)	(3,088)
Realized gain (loss) on investments	(8,468)	-	2,668	14,371	17,150	310,983	(83,070)	3,935
Change in unrealized gain (loss) on investments	(8,776)	-	22,986	(41,793)	342,374	(1,511,051)	45,109	(42,316)
Reinvested capital gains	15,248	-	19,225	16,942	1,307,772	769,232	76,691	22,003
Net increase (decrease) in contract owners’ equity resulting from operations	14	-	42,537	(13,099)	1,578,303	(520,314)	38,257	(19,466)
Equity transactions:
Purchase payments received from contract owners (note 4)	557	-	256	687	147,740	26,811	(5)	25
Transfers between funds	106,036	-	(137)	(132)	(2,604,757)	4,021,098	(240,340)	(2,056)
Redemptions (notes 2, 3 and 4)	(8)	-	(5,284)	(36,864)	(847,849)	(1,273,233)	-	(18,597)
Adjustments to maintain reserves	6	-	1,112	12	(130)	78	35	(74)
Net equity transactions	106,591	-	(4,053)	(36,297)	(3,304,996)	2,774,754	(240,310)	(20,702)
Net change in contract owners’ equity	106,605	-	38,484	(49,396)	(1,726,693)	2,254,440	(202,053)	(40,168)
Contract owners’ equity beginning of period	-	-	146,793	196,189	7,790,279	5,535,839	202,053	242,221
Contract owners’ equity end of period	$106,605	-	185,277	146,793	6,063,586	7,790,279	-	202,053
CHANGES IN UNITS:
Beginning units	-	-	5,488	6,835	254,215	179,082	9,637	10,287
Units purchased	26,379	-	-	2	47,996	169,924	-	-
Units redeemed	(16,523)	-	(74)	(1,349)	(142,770)	(94,791)	(9,637)	(650)
Ending units	9,856	-	5,414	5,488	159,441	254,215	-	9,637

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	AMTP		FCA2S		WRMIC
	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$494	(281)	-	2,022	-	(23,258)
Realized gain (loss) on investments	3,373	453	-	(18,869)	-	292,825
Change in unrealized gain (loss) on investments	(6,733)	(8,098)	-	15,001	-	37,597
Reinvested capital gains	8,372	6,343	-	-	-	106,202
Net increase (decrease) in contract owners’ equity resulting from operations	5,506	(1,583)	-	(1,846)	-	413,366
Equity transactions:
Purchase payments received from contract owners (note 4)	-	12	-	518	-	22,473
Transfers between funds	(62,759)	30	-	(100,849)	-	(2,643,818)
Redemptions (notes 2, 3 and 4)	-	(226)	-	(25,541)	-	(192,410)
Adjustments to maintain reserves	58	(80)	-	(25)	-	(28)
Net equity transactions	(62,701)	(264)	-	(125,897)	-	(2,813,783)
Net change in contract owners’ equity	(57,195)	(1,847)	-	(127,743)	-	(2,400,417)
Contract owners’ equity beginning of period	57,195	59,042	-	127,743	-	2,400,417
Contract owners’ equity end of period	$-	57,195	-	-	-	-
CHANGES IN UNITS:
Beginning units	2,591	2,597	-	11,523	-	91,890
Units purchased	-	6	-	619	-	3,600
Units redeemed	(2,591)	(12)	-	(12,142)	-	(95,490)
Ending units	-	2,591	-	-	-	-

See accompanying notes to financial statements.

                 NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

 (1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide Variable Account-9 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies.

The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts and Individual Single Premium Immediate Variable Annuity Contracts through the Separate Account.

Effective July 1, 2000, the Company entered into a reinsurance agreement with Security Benefit Life Insurance Company (SBL) to sell, transfer and cede on an indemnity basis all of its obligations in connection with annuity contracts issued pursuant to the NEA Valuebuilder Annuity Program (Program). Under the agreement, the Company continued to provide administrative and support services for contracts issued under the Program until September 2001. Thereafter, SBL assumed full responsibility for servicing the contracts and receives all fees and charges of the contracts. The Company is paid a supplemental Capital Charge by SBL to meet the capital needs of the reinsured contracts. The ceding of risk does not discharge the Company from its primary obligation, including regulatory record keeping and reporting, to the contract owners of the Separate Account.

(b) The Contracts

The Separate Account offers variable annuity insurance benefits intended to serve the long-term saving needs of investors. Contract features are described in the applicable prospectus.

With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class II (ACVU2)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)*
BLACKROCK FUNDS
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares (DVDLS)*
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)
COLUMBIA FUNDS MANAGEMENT COMPANY
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares (FHIBS)

   NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)*
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
Invesco - Invesco Van Kampen V.I. Value Opportunities Fund: Series II Shares (AVBV2)*
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)*
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)

Invesco Oppenheimer V.I. Capital Appreciation Fund: Series II (OVCAFS)*
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)
Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)
Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)
Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)
Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)
Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)
Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)
Ivy Variable Insurance Portfolios - Value: Class II (WRVP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JANUS HENDERSON INVESTORS
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class I (MSVIM)*
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)

Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)*
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)*
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)

Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)*
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)*
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
PIMCO FUNDS
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)*
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
RATIONAL FUNDS
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)*
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VICTORY FUNDS
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

 *       At December 31, 2019, contract owners were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

Living credit adjustments may result in additional shares of mutual funds purchased or sold during the period.  This activity may result in a net positive redemption amount in the Statements of Changes in Contract Owners’ Equity.

   NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the contract owner. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units.  Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Unless listed below, the financial statements presented are as of December 31, 2019 and for each of the years in the one- or two-year period ended December 31, 2019. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2019 and for the period from the inception date to December 31, 2019 or from January 1, 2019 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2019 and for the period from inception date to December 31, 2018 or from January 1, 2018 to the liquidation date:

	Inception Date	Liquidation Date

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)	10/9/2018
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)	8/17/2018
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)	5/24/2018
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	5/22/2018
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	5/7/2019
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	8/15/2019
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	5/24/2018
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	6/13/2019
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)		4/30/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II (WRMIC)		11/2/2018
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (FCA2S)		8/17/2018

   NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

For the one-year period ended December 31, 2019, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
BRVHY3	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class III	5/1/2019
BRVTR3	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III	BlackRock Variable Series Funds, Inc. - BlackRock Total Return V.I. Fund: Class III	5/1/2019
DVMCSS	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Service Shares	6/3/2019
DVSCS	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	6/3/2019
DSIF	BNY Mellon Stock Index Fund, Inc.: Initial Shares	Dreyfus Stock Index Fund, Inc.: Initial Shares	6/3/2019
DSRG	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	6/3/2019
DSRGS	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Service Shares	6/3/2019
DCAP	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares	6/3/2019
DCAPS	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares	Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares	6/3/2019
DSC	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares	Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares	6/3/2019
DVDLS	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares	Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Service Shares	6/3/2019
DVIV	BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares	Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares	6/3/2019
FTVFA2	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2	5/1/2019
SBLV	Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series)	Guggenheim Variable Funds Trust - Series V (Mid Cap Value Series)	11/11/2019
OVIGS	Invesco Oppenheimer V.I. International Growth Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Service Shares	5/28/2019
OVCAFS	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares	5/28/2019
OVGR	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares	5/28/2019
OVGS	Invesco Oppenheimer V.I. Global Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares	5/28/2019
OVGSS	Invesco Oppenheimer V.I. Global Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares	5/28/2019
OVGI	Invesco Oppenheimer V.I. Main Street Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares	5/28/2019
OVGIS	Invesco Oppenheimer V.I. Main Street Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund(R)/VA: Service Shares	5/28/2019
OVSC	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares	5/28/2019
OVSCS	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Service Shares	5/28/2019
OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares	5/28/2019
OVSB	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares	5/28/2019
OVSBS	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Service Shares	5/28/2019
MSVMG	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I	Morgan Stanley Variable Insurance Fund, Inc. - Mid Cap Growth Portfolio: Class I	5/1/2019
HVSIT	Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund	Mutual Fund and Variable Insurance Trust - Catalyst Insider Buying VA Fund	5/1/2019

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2019 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Calculation of Annuity Reserves

At each financial reporting date, the Separate Account financial statements include an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization) period. The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to the payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Separate Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(g) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020. The Company is currently in the process of determining the impact of adoption.

(h) Subsequent Events

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to the Separate Account and its operations and financial condition.

(i) Reclassification

Certain prior period amounts and disclosures have been reclassified to conform to the current period’s financial presentation.

(2) Expenses

The Separate Account assesses charges associated with the contract. These charges are either assessed as a direct reduction in unit values or through a redemption of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the contract and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each contract are described in detail in the applicable prospectus. Maximum variable account charges for contracts offered through the Separate Account range from 1.60% to 3.95%.

Contract Charges
Recurring Variable Account Charges - assessed through a reduction in unit values	Equal, on an annualized basis, to 0.95% - 1.75% of the daily value of the allocations to the underlying fund options
Contract Maintenance Charge - assessed through a redemption of units	Up to $35 annually
Contingent Deferred Sales Charge - assessed on the amount of purchase payment surrendered	0.00% - 7.00%
Maximum Contingent Deferred Sales Charge Period	7 years
Rider Charges - annualized and assessed through either a reduction in unit value or the redemption of units
Reduced Purchase Payment Option	0.25%
Five Year CDSC Option	0.15%
CDSC Waiver Options	0.05% - 0.15%
One-Year Enhanced Death Benefit Option	0.15%
One-Year Step Up Death Benefit Option	0.05% - 0.10%
Greater of One-Year or 5% Enhanced Death Benefit Option	0.15% - 0.20%
5% Enhanced Death Benefit Option	0.05% - 0.15%
Guaranteed Minimum Income Benefit Option 1	0.45%
Guaranteed Minimum Income Benefit Option 2	0.30%
Beneficiary Protector Option	0.40%
Extra Value Option (EV)	0.45%
Capital Preservation Plus Option	0.50%
Spousal Protection Annuity Option	0.10%
America's Income Annuity Income Foundation Rider	1.00%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

The following table provides variables account charges by asset fee rates for the period ended December 31, 2019.

	Total	ALVGIB	ALVIVB	ALVPGB	ALVDAB	ALVSVB	ACVIG	ACVIG2
0.95%	$13,398,185	-	-	-	568	6,946	152,657	-
1.00%	4,711,321	-	-	-	91	3,115	50,687	-
1.05%	904,831	-	100	-	385	286	10,951	-
1.10%	7,633,475	-	-	-	325	3,211	88,309	-
1.15%	3,495,104	-	-	-	193	2,747	26,669	-
1.20%	8,782,059	-	-	-	1,871	12,129	103,975	-
1.25%	1,414,456	144	-	-	-	542	12,360	-
1.30%	1,292,601	-	-	-	-	705	20,274	-
1.35%	1,751,839	-	15	-	2,348	3,024	15,907	-
1.40%	1,674,153	-	-	-	-	1,655	16,562	-
1.45%	259,102	-	-	-	-	-	1,570	-
1.50%	564,072	1,366	-	3,093	-	3,088	8,195	1,859
1.55%	383,028	-	-	-	-	48	5,665	-
1.60%	704,407	933	-	1,562	-	1,455	6,397	713
1.65%	626,674	1,716	-	1,007	-	1,685	12,091	2,214
1.70%	67,731	-	-	-	-	53	923	-
1.75%	346,566	270	-	353	-	1,243	2,516	1,440
1.80%	232,068	81	-	277	-	530	5,705	266
1.85%	89,337	-	-	-	-	-	1,663	-
1.90%	38,069	-	-	91	-	61	-	-
1.95%	196,456	3,628	-	4,133	-	4,445	2,867	1,046
2.00%	23,917	-	-	-	-	-	144	-
2.05%	177,540	758	-	6,292	-	1,091	1,893	202
2.10%	103,675	740	-	412	-	610	327	2,274
2.15%	39,644	-	-	-	-	815	67	-
2.20%	156,084	1,127	-	964	-	1,692	245	76
2.25%	469,271	-	-	-	-	10,212	29	-
2.35%	16,882	-	-	-	-	-	-	1,089
2.45%	12,084	-	-	-	-	-	-	218
2.50%	10,183	-	-	-	-	-	-	-
2.60%	50,378	608	-	240	-	926	-	922
Totals	$49,625,192	$11,371	$115	$18,424	$5,781	$62,314	$548,648	$12,319

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	ACVIP2	ACVI	ACVMV1	ACVMV2	ACVU1	ACVV	BRVED3	BRVHY3
0.95%	$76,650	766	53,792	-	-	1,745	8,120	7,545
1.00%	17,332	32	11,749	-	-	-	1,882	2,555
1.05%	3,122	-	1,700	-	-	-	1,632	954
1.10%	13,421	8,584	19,395	-	-	9,196	3,352	5,000
1.15%	13,044	5,030	7,036	-	-	5,132	992	1,085
1.20%	52,049	267	43,745	-	-	436	15,388	6,795
1.25%	10,939	153	1,189	4,003	-	61	498	649
1.30%	3,361	96	8,102	-	-	497	3,419	312
1.35%	12,408	-	14,379	-	-	-	1,035	5,031
1.40%	3,692	-	3,963	-	-	-	7,177	1,715
1.45%	202	-	62	-	-	-	1,440	504
1.50%	2,021	-	275	-	-	-	-	177
1.55%	5,595	-	3,433	-	-	-	-	-
1.60%	2,014	-	-	-	-	-	-	319
1.65%	930	-	734	-	-	-	-	-
1.70%	-	-	-	-	-	-	-	-
1.75%	830	399	320	-	580	-	-	-
1.80%	1,649	-	-	-	-	-	-	397
1.85%	1,936	-	40	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	929	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	112	-	29	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	776	-	-	-	-	-	-	-
2.25%	8,807	-	-	6,065	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	98	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	252	-	-	-	-	-	-	-
Totals	$232,169	$15,327	$169,943	$10,068	$580	$17,067	$44,935	$33,038

	BRVTR3	MLVGA3	DVMCSS	DVSCS	DSIF	DSRG	DSRGS	DCAP
0.95%	$5,274	59,116	6,719	67,624	931,014	103,240	-	144,331
1.00%	1,488	17,519	3,688	28,039	448,157	46,735	-	68,594
1.05%	105	4,363	37	1,651	79,353	10,177	-	15,325
1.10%	2,263	25,123	1,222	30,198	405,536	86,092	-	73,229
1.15%	1,876	19,091	495	18,228	197,607	24,694	-	25,059
1.20%	5,759	89,917	2,309	49,294	632,611	62,862	-	101,576
1.25%	659	3,887	202	9,275	89,545	7,351	-	13,378
1.30%	7	10,418	339	6,884	80,044	6,476	-	13,797
1.35%	331	16,346	169	11,230	86,927	11,129	-	16,566
1.40%	240	13,138	-	10,835	71,602	7,727	-	10,822
1.45%	-	2,630	-	4,416	12,271	1,332	-	1,397
1.50%	-	2,071	45	110	15,050	5,151	-	2,988
1.55%	-	1,600	292	536	9,313	1,068	-	1,135
1.60%	-	3,718	-	2,916	26,892	827	46	2,852
1.65%	-	1,968	150	3,741	22,979	1,581	64	4,830
1.70%	-	1	257	319	1,837	169	-	767
1.75%	-	1,650	-	2,878	16,288	1,908	-	1,386
1.80%	-	22	-	427	4,118	71	-	1,152
1.85%	-	-	626	1,088	3,166	169	-	98
1.90%	-	-	-	-	-	-	-	-
1.95%	-	657	1,612	-	2,602	-	-	-
2.00%	-	-	-	-	230	-	-	264
2.05%	-	-	-	510	219	-	-	-
2.10%	-	-	163	-	330	-	594	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	446	18	1,215	6,672	-	-	198
2.25%	-	-	-	51	18,193	-	-	1,739
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	5	-
Totals	$18,002	$273,681	$18,343	$251,465	$3,162,556	$378,759	$709	$501,483

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	DCAPS	DSC	DVIV	CLVHY2	DWVSVS	ETVFR	FVU2S	FHIBS
0.95%	$-	34	-	1,940	8,477	25,517	-	-
1.00%	-	-	-	973	2,994	10,620	-	-
1.05%	-	-	-	-	-	420	-	-
1.10%	-	42	5	1,012	3,480	23,365	-	-
1.15%	-	-	12	185	1,047	2,359	-	-
1.20%	-	-	-	85	12,125	40,395	-	-
1.25%	-	-	-	19	413	833	-	-
1.30%	-	-	-	-	3,352	7,711	-	-
1.35%	-	-	-	-	2,116	12,651	-	-
1.40%	-	-	-	67	2,056	6,264	-	-
1.45%	-	-	-	-	88	37	-	-
1.50%	2,051	-	-	-	-	612	59	2,284
1.55%	-	-	-	-	-	-	-	-
1.60%	257	-	-	-	-	385	303	1,299
1.65%	1,165	-	-	-	7	640	-	2,425
1.70%	-	-	-	1	-	-	-	-
1.75%	376	-	-	-	25	-	111	488
1.80%	29	-	-	-	17	-	21	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	627	-	-	-	-	-	337	3,268
2.00%	-	-	-	-	-	-	-	145
2.05%	3,266	-	-	-	-	-	232	5,313
2.10%	2,079	-	-	-	-	-	79	1,808
2.15%	-	-	-	-	-	-	-	-
2.20%	802	-	-	-	-	-	453	803
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	1,212	-	-	-	-	-	-	148
2.50%	240	-	-	-	-	-	-	-
2.60%	878	-	-	-	-	-	95	482
Totals	$12,982	$76	$17	$4,282	$36,197	$131,809	$1,690	$18,463

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FQB	FQBS	FEMS2	FC2	FVSS2	FB2	FCS	FNRS2
0.95%	$146,697	-	1,455	789	-	25,167	10,035	16,692
1.00%	41,940	-	1,240	161	-	6,636	860	6,278
1.05%	6,271	-	59	2	-	576	-	1,769
1.10%	71,707	-	442	29	-	9,172	87,507	10,614
1.15%	29,443	-	-	-	-	2,954	40,660	4,179
1.20%	120,322	-	407	-	-	13,487	3,360	18,579
1.25%	18,439	-	21	-	-	94	1,653	1,561
1.30%	23,696	-	-	-	-	1,925	3,063	3,522
1.35%	24,605	-	128	2	-	5,930	-	5,615
1.40%	27,681	-	958	-	-	3,147	-	2,311
1.45%	4,404	-	69	-	-	-	-	610
1.50%	4,169	5,633	-	-	130	-	-	283
1.55%	5,612	-	-	-	-	-	-	379
1.60%	15,240	1,827	-	-	-	490	-	63
1.65%	8,018	3,852	-	-	1,150	136	-	636
1.70%	998	-	-	-	-	137	-	-
1.75%	10,024	525	-	-	542	-	-	81
1.80%	3,997	333	-	-	16	-	-	190
1.85%	2,192	-	-	-	-	-	-	285
1.90%	-	406	-	-	-	-	-	67
1.95%	30	6,485	-	-	563	-	-	335
2.00%	393	-	-	-	-	-	-	-
2.05%	742	10,085	-	-	1,236	-	-	-
2.10%	-	681	-	-	68	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	42	1,859	-	-	252	-	-	-
2.25%	747	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	672	-	-	791	-	-	-
Totals	$567,409	$32,358	$4,779	$983	$4,748	$69,851	$147,138	$74,049

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FEIS	FEI2	FF10S	FF10S2	FF20S	FF20S2	FF30S	FF30S2
0.95%	$485,792	-	28,905	-	38,333	-	21,624	-
1.00%	237,297	-	5,145	-	21,009	-	10,214	-
1.05%	48,006	-	2,728	-	530	-	5,273	-
1.10%	208,150	-	8,727	-	16,038	-	15,132	-
1.15%	90,467	-	10,939	-	6,675	-	2,048	-
1.20%	333,166	-	13,407	-	33,030	-	16,403	-
1.25%	52,576	-	-	20	919	508	1,307	1,587
1.30%	42,196	-	1,563	-	131	-	5,485	-
1.35%	79,382	-	1,045	-	3,815	-	2,867	-
1.40%	64,150	-	4,771	-	2,740	-	2,260	-
1.45%	5,331	-	-	-	1,649	-	1,443	-
1.50%	14,729	11,263	-	-	2,639	-	1,000	-
1.55%	9,246	-	-	-	1,168	-	347	-
1.60%	21,447	3,002	415	-	-	-	-	-
1.65%	20,690	6,686	2,962	-	864	-	-	-
1.70%	3,005	-	-	-	-	-	-	-
1.75%	11,452	1,837	-	-	-	-	-	-
1.80%	5,766	4,565	-	-	-	-	23	-
1.85%	3,355	-	-	-	-	-	-	-
1.90%	260	1,371	-	-	-	-	-	-
1.95%	46	4,605	31	-	-	-	-	-
2.00%	406	154	-	-	-	-	-	-
2.05%	1,339	3,485	-	-	-	-	-	-
2.10%	-	2,679	-	-	-	-	-	-
2.15%	14	-	-	-	-	-	-	-
2.20%	1,380	4,517	-	-	-	-	-	-
2.25%	14,904	-	-	627	-	1,720	-	1,777
2.35%	-	300	-	-	-	-	-	-
2.45%	-	218	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	6,132	-	-	-	-	-	-
Totals	$1,754,552	$50,814	$80,638	$647	$129,540	$2,228	$85,426	$3,364

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	FGI2	FGOS	FGS	FG2	FHIS	FIGBS	FMCS	FMC2
0.95%	$2,637	459	544,900	-	126,635	94,193	59,281	-
1.00%	1,802	-	289,111	-	55,532	30,028	24,152	-
1.05%	183	-	50,988	-	14,479	7,413	3,222	-
1.10%	1,121	12,582	218,900	-	41,762	33,663	31,251	-
1.15%	303	2,584	89,569	-	15,255	14,919	12,378	-
1.20%	777	4	367,808	-	125,136	82,572	56,907	-
1.25%	94	-	53,433	-	8,114	10,766	1,972	4,587
1.30%	79	-	38,246	-	17,722	18,708	9,882	-
1.35%	257	-	43,723	-	23,219	11,810	8,093	-
1.40%	78	-	48,771	-	11,180	7,608	5,341	-
1.45%	-	-	6,238	-	704	423	869	-
1.50%	-	-	11,307	9,979	3,305	2,332	1,775	9,093
1.55%	39	-	6,160	-	976	2,766	691	-
1.60%	-	-	14,748	4,035	2,657	2,413	2,391	4,916
1.65%	-	-	14,841	5,924	4,729	968	1,253	4,516
1.70%	-	-	3,334	-	88	2,054	-	-
1.75%	-	-	10,360	3,428	996	3,505	204	2,427
1.80%	-	-	4,843	2,257	1,151	3,124	68	563
1.85%	-	-	2,020	-	257	1,287	277	-
1.90%	-	-	2,746	194	-	-	149	121
1.95%	-	-	-	3,137	12	1,798	376	6,113
2.00%	-	-	256	-	13	-	-	591
2.05%	-	-	3,377	3,768	-	-	-	4,689
2.10%	-	-	-	2,346	-	322	-	4,810
2.15%	68	-	-	-	-	-	-	-
2.20%	-	-	632	4,452	443	-	-	2,091
2.25%	29	-	4,835	-	-	13,694	-	13,837
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	1,766	-	-	-	1,834
2.50%	-	-	-	304	-	-	-	567
2.60%	-	-	-	1,565	-	-	-	1,030
Totals	$7,467	$15,629	$1,831,146	$43,155	$454,365	$346,366	$220,532	$61,785

	FOS	FO2	FVSS	FRESS2	FTVIS2	FTVRD2	FTVSV2	FTVDM2
0.95%	$85,931	-	19,999	3,555	73,060	-	18,904	8,079
1.00%	29,478	-	5,160	606	32,313	-	9,395	5,272
1.05%	8,942	-	2,174	208	6,333	-	1,207	733
1.10%	24,711	-	11,489	439	36,501	-	9,378	3,000
1.15%	11,271	-	4,907	-	20,050	-	5,820	3,540
1.20%	57,673	-	14,177	1,200	114,026	-	17,971	11,110
1.25%	8,387	-	2,715	32	8,396	6,039	7,036	1,974
1.30%	6,112	-	2,270	156	25,846	-	1,388	781
1.35%	7,658	-	4,085	1,080	34,230	-	2,570	1,264
1.40%	8,271	-	4,411	36	17,727	-	1,140	1,345
1.45%	1,767	-	72	29	1,094	-	546	879
1.50%	1,647	3,110	112	-	1,259	-	65	121
1.55%	1,847	-	44	-	103	-	384	112
1.60%	1,008	2,331	2,884	-	1,862	-	477	1,911
1.65%	1,978	1,810	1,601	-	2,559	-	1,592	422
1.70%	50	-	144	-	563	-	170	-
1.75%	2,487	864	1,339	-	25	-	945	104
1.80%	665	315	14	-	1,090	-	18	32
1.85%	615	-	108	-	931	-	151	-
1.90%	-	189	-	-	-	-	-	81
1.95%	29	6,058	-	-	573	-	-	26
2.00%	-	136	-	-	1,520	-	-	-
2.05%	246	542	482	-	22	-	-	195
2.10%	-	1,314	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	1,292	1,135	-	-	456	-	-	-
2.25%	-	-	392	-	5,181	1,986	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	41	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	319	-	-	-	-	-	-
Totals	$262,065	$18,164	$78,579	$7,341	$385,720	$8,025	$79,157	$40,981

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	TIF2	FTVGI2	FTVFA2	GVMSAS	GVGMNS	RVARS	SBLD	SBLJ
0.95%	$14,206	65,659	11,149	67	741	3,174	25	87
1.00%	4,855	21,727	1,043	-	-	-	-	-
1.05%	686	3,106	6,666	-	-	6	-	-
1.10%	3,771	21,612	2,258	6	262	792	1,252	1,177
1.15%	1,633	13,449	1,785	-	-	197	936	111
1.20%	6,578	50,872	10,058	36	43	1,269	-	59
1.25%	2,267	2,830	1,739	-	-	20	-	-
1.30%	750	13,239	1,839	-	-	590	-	-
1.35%	1,715	8,502	2,370	100	209	132	-	-
1.40%	1,816	5,158	2,582	-	67	19	-	-
1.45%	-	636	-	-	-	-	-	-
1.50%	5	455	-	-	-	-	-	-
1.55%	6	6	-	-	-	122	-	-
1.60%	628	1,935	8,050	-	-	-	-	-
1.65%	106	1,230	-	-	-	315	-	-
1.70%	-	48	-	-	-	-	-	-
1.75%	1	1,498	-	-	-	-	-	-
1.80%	-	2,280	36	-	-	-	-	-
1.85%	-	710	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	-
1.95%	352	976	326	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	386	-	-	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
Totals	$39,375	$216,314	$49,901	$209	$1,322	$6,636	$2,213	$1,434

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	SBLN	SBLO	SBLP	SBLQ	SBLV	SBLX	SBLY	ACEG2
0.95%	$734	628	527	123	787	19	33	2,470
1.00%	-	-	-	-	-	-	-	1,034
1.05%	-	-	-	-	-	-	-	159
1.10%	8,226	1,974	3,167	3,320	7,904	762	483	1,056
1.15%	342	424	1,754	2,208	7,734	102	-	557
1.20%	53	-	-	71	298	55	-	3,164
1.25%	-	-	1	13	389	-	337	111
1.30%	-	-	-	-	77	-	-	144
1.35%	-	-	-	-	-	-	-	766
1.40%	-	-	-	-	-	-	-	442
1.45%	-	-	-	-	-	-	-	-
1.50%	-	-	-	-	-	-	-	6,407
1.55%	-	-	-	-	-	-	-	14
1.60%	-	-	-	-	-	-	-	1,619
1.65%	-	-	-	-	-	-	-	1,639
1.70%	-	-	-	-	-	-	-	-
1.75%	-	-	-	-	-	-	-	1,836
1.80%	-	-	-	-	-	-	-	292
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	-	-	-	-	-	169
1.95%	-	-	-	-	-	-	-	6,110
2.00%	-	-	-	-	-	-	-	411
2.05%	-	-	-	-	-	-	-	2,352
2.10%	-	-	-	-	-	-	-	314
2.15%	-	-	-	-	-	-	-	4,671
2.20%	-	-	-	-	-	-	-	1,978
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	324
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	704
Totals	$9,355	$3,026	$5,449	$5,735	$17,189	$938	$853	$38,743

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	ACC2	ACEG	AVGI	AVCE2	IVKEI1	IVHS	IVRE	IVMCC2
0.95%	$-	41	-	-	679	49	45	208
1.00%	-	-	-	-	-	-	-	-
1.05%	-	-	-	-	-	-	-	-
1.10%	-	76	9	-	-	2,487	1,047	205
1.15%	-	-	-	-	1,985	1,563	1,174	954
1.20%	-	-	-	-	-	35	9	248
1.25%	-	427	-	-	241	-	-	-
1.30%	-	61	-	-	60	-	-	-
1.35%	-	-	-	-	-	-	-	8
1.40%	-	-	-	-	1,383	-	-	-
1.45%	-	-	-	-	-	-	-	-
1.50%	11,646	-	-	863	-	-	-	-
1.55%	-	-	26	-	22	-	-	-
1.60%	3,713	-	-	-	-	-	-	-
1.65%	4,537	-	-	242	-	-	-	-
1.70%	-	-	-	-	576	-	-	35
1.75%	3,895	-	-	240	-	-	-	12
1.80%	1,160	-	-	24	-	-	-	-
1.85%	-	-	-	-	-	-	-	-
1.90%	86	-	-	980	-	-	-	-
1.95%	10,524	-	-	1,684	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	2,764	-	-	1,637	-	-	-	-
2.10%	2,898	-	-	830	-	-	-	-
2.15%	4,582	-	-	-	-	-	-	-
2.20%	2,365	-	-	419	-	-	-	-
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	7	-	-	1,029	-	-	-	-
2.50%	123	-	-	204	-	-	-	-
2.60%	2,362	-	-	-	-	-	-	-
Totals	$50,662	$605	$35	$8,152	$4,946	$4,134	$2,275	$1,670

	IVKMG2	OVIGS	OVGR	OVGS	OVGSS	OVGI	OVGIS	OVSC
0.95%	$3,696	9,096	2,597	286,052	-	246,929	-	21,329
1.00%	303	990	342	62,933	-	124,091	-	9,105
1.05%	37	83	-	13,221	-	20,170	-	1,434
1.10%	1,500	1,073	19,870	152,241	-	103,926	-	7,109
1.15%	154	469	13,510	63,042	-	45,983	-	3,689
1.20%	3,459	2,259	776	219,223	-	155,306	-	18,325
1.25%	1,020	155	296	33,514	-	33,127	-	773
1.30%	1	315	158	27,630	-	23,238	-	3,511
1.35%	72	873	222	50,569	-	39,682	-	3,292
1.40%	104	143	-	46,357	-	26,838	-	1,738
1.45%	-	64	-	3,411	-	2,296	-	1,047
1.50%	1,656	-	-	13,683	2,275	7,564	3,451	433
1.55%	45	-	-	5,250	-	4,886	-	104
1.60%	-	-	-	33,248	403	4,108	386	23
1.65%	454	167	-	14,562	1,130	10,400	6,419	1,111
1.70%	-	-	-	1,171	-	819	-	-
1.75%	-	-	-	10,147	1,161	3,989	8,044	1,556
1.80%	65	-	-	8,332	290	2,482	276	-
1.85%	-	-	-	1,708	-	557	-	586
1.90%	748	-	-	2,139	-	649	73	-
1.95%	619	-	-	3,722	2,617	108	1,964	1,190
2.00%	-	-	-	2,786	-	404	-	-
2.05%	960	-	-	9,640	1,233	146	93	-
2.10%	254	-	-	3,300	1,592	-	2,087	165
2.15%	-	-	-	1,960	1,732	-	-	-
2.20%	689	-	-	7,365	729	162	1,247	8
2.25%	256	-	-	-	-	3,803	-	-
2.35%	-	-	-	-	1,052	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	420	-	-	370	-
2.60%	-	-	-	2,995	-	-	407	-
Totals	$16,092	$15,687	$37,771	$1,080,621	$14,214	$861,663	$24,817	$76,528

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	OVSCS	OVAG	OVSB	OVSBS	WRASP	WRBP	WRBDP	WRCEP
0.95%	$-	169,527	12,027	-	188,096	115,344	122,060	269,718
1.00%	-	77,432	2,989	-	11,327	2,368	5,007	7,961
1.05%	-	12,507	55	-	1,716	577	113	301
1.10%	-	87,851	2,206	-	209,645	136,945	148,594	295,053
1.15%	-	40,039	2,278	-	103,330	73,964	60,888	133,530
1.20%	-	112,264	9,095	-	50,556	5,689	4,381	9,791
1.25%	1,454	27,283	878	106	10,512	4,949	7,534	14,882
1.30%	-	10,544	2,018	-	10,083	1,170	1,068	1,374
1.35%	-	17,183	1,511	-	12,447	3,234	3,264	10,819
1.40%	-	19,878	1,748	-	29,978	19,162	15,744	29,243
1.45%	-	3,754	69	-	8,131	9,241	7,707	12,416
1.50%	-	2,751	440	2,307	4,847	2,214	3,233	10,262
1.55%	-	1,434	-	-	19,887	5,471	7,983	22,483
1.60%	-	2,965	-	230	9,477	11,280	10,017	15,164
1.65%	-	6,809	52	4,874	7,342	1,551	2,697	3,958
1.70%	-	956	-	-	678	254	774	84
1.75%	-	2,534	1,550	1,392	1,751	457	542	181
1.80%	-	1,923	-	126	2,006	1,144	1,556	2,515
1.85%	-	134	-	-	1,884	879	712	1,735
1.90%	-	1,457	-	72	11	-	98	157
1.95%	-	123	-	3,770	329	2,470	10	1,638
2.00%	-	-	-	-	309	571	87	533
2.05%	-	15	30	989	19	-	-	-
2.10%	-	-	-	1,202	119	69	63	125
2.15%	-	108	-	-	-	-	-	-
2.20%	-	1,378	1,796	1,865	420	-	-	-
2.25%	-	47	-	187	1,686	96	2,058	732
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	130	-	-	-	-
2.50%	-	-	-	315	-	-	-	-
2.60%	-	-	-	1,633	-	-	-	-
Totals	$1,454	$600,896	$38,742	$19,198	$686,586	$399,099	$406,190	$844,655

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	WRDIV	WRENG	WRGBP	WRGNR	WRGP	WRHIP	WRIP	WRI2P
0.95%	$27,784	5,658	11,393	10,464	321,529	154,575	58,493	37,812
1.00%	894	501	126	245	8,176	8,317	1,360	313
1.05%	-	11	115	10	648	673	13	57
1.10%	40,545	8,801	10,765	14,941	410,453	193,668	87,393	32,007
1.15%	20,345	2,632	3,515	4,004	184,171	80,989	28,671	15,516
1.20%	672	268	26	762	13,339	14,062	2,666	1,873
1.25%	1,216	259	449	306	15,083	8,815	3,295	1,445
1.30%	408	99	137	25	3,404	1,040	1	-
1.35%	2,591	54	-	338	17,701	5,372	2,428	1,740
1.40%	2,945	334	614	2,480	41,531	12,905	7,739	1,324
1.45%	933	5	1,282	455	21,322	8,246	1,984	1,089
1.50%	1,012	-	120	404	13,051	6,360	1,537	1,367
1.55%	1,734	990	69	2,032	33,071	7,764	5,097	1,271
1.60%	2,278	265	159	280	17,579	10,742	4,813	1,139
1.65%	336	63	34	331	8,689	1,948	1,039	161
1.70%	575	-	-	104	1,259	502	4	-
1.75%	-	-	-	-	1,035	93	-	25
1.80%	819	404	-	307	3,369	1,577	378	283
1.85%	19	-	70	16	2,986	987	1,161	8
1.90%	-	-	-	-	180	11	-	-
1.95%	-	-	-	-	422	190	47	-
2.00%	-	-	-	136	521	459	942	10
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	28	68	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	44	-	47	346	1,486	75	3,149	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
Totals	$105,150	$20,344	$28,921	$38,014	$1,121,073	$519,370	$212,210	$97,440

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	WRLTBP	WRMCG	WRMMP	WRRESP	WRSTP	WRSCP	WRSCV	WRVP
0.95%	$8,185	64,282	70,900	18,271	195,213	126,583	16,476	76,715
1.00%	709	3,865	584	1,256	3,412	1,607	537	526
1.05%	214	203	-	-	548	172	115	569
1.10%	12,635	61,873	36,201	20,484	247,945	160,661	21,484	121,490
1.15%	6,165	26,971	20,164	10,050	90,714	62,503	9,408	64,118
1.20%	928	8,558	213	849	12,480	7,514	913	4,350
1.25%	1,568	2,195	404	477	5,735	4,072	605	3,965
1.30%	-	421	-	164	32	292	195	109
1.35%	1,521	2,068	914	4,118	12,258	8,881	3,568	5,170
1.40%	2,991	5,076	1,974	2,528	25,548	14,637	1,167	14,146
1.45%	282	2,882	1,893	28	6,170	2,906	194	4,768
1.50%	132	1,692	754	190	7,083	4,017	482	4,411
1.55%	2,275	2,492	3,126	1,860	24,205	10,584	1,302	8,127
1.60%	131	4,715	933	603	16,484	6,694	756	7,740
1.65%	-	864	108	617	4,505	2,714	116	3,717
1.70%	-	749	-	-	223	502	249	678
1.75%	-	55	-	-	177	76	-	198
1.80%	-	849	5,113	198	4,036	2,405	73	1,137
1.85%	240	50	-	84	1,634	2,526	80	1,119
1.90%	-	-	16	-	-	5	-	5
1.95%	92	107	112	35	596	23	-	20
2.00%	-	249	29	-	368	614	-	645
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	151	65	-	96
2.15%	-	72	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	-	750	662	169	145	837	-	870
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
Totals	$38,068	$191,038	$144,100	$61,981	$659,662	$420,890	$57,720	$324,689

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	JPMMV1	JABS	JAFBS	JACAS	JAGTS	JAIGS	LZREMS	LOVTRC
0.95%	$39,845	-	4,774	247,208	121,222	98,872	15,341	2,743
1.00%	23,890	-	4,265	148,067	65,065	49,294	1,534	1,447
1.05%	3,753	-	519	20,588	14,823	10,560	238	-
1.10%	16,242	-	1,113	118,610	42,928	57,275	1,447	324
1.15%	9,371	-	1,355	49,805	28,723	24,222	2,156	492
1.20%	40,993	-	3,377	217,024	106,143	96,694	3,795	2,160
1.25%	3,861	912	-	30,490	18,984	14,053	48	15
1.30%	13,210	-	6,037	51,526	13,672	11,317	1,534	67
1.35%	7,717	-	1,345	35,041	22,650	13,969	1,164	461
1.40%	6,586	-	-	30,142	18,519	11,048	818	745
1.45%	169	-	-	4,458	2,823	4,158	706	-
1.50%	1,387	-	-	14,306	1,583	4,261	-	-
1.55%	56	-	-	5,865	1,506	873	-	-
1.60%	1,741	-	-	10,480	2,435	2,172	-	-
1.65%	1,803	-	506	18,338	3,126	5,074	-	-
1.70%	64	-	-	543	155	252	-	-
1.75%	1,379	-	79	4,227	1,547	2,364	-	-
1.80%	808	-	-	5,402	1,317	2,392	-	-
1.85%	89	-	-	371	618	403	-	-
1.90%	-	-	-	511	588	124	-	-
1.95%	-	-	-	2,345	1,245	352	-	-
2.00%	-	-	-	183	-	-	-	-
2.05%	-	-	-	135	586	386	-	-
2.10%	-	-	-	-	167	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	383	-	-	32	343	8	-	-
2.25%	-	-	-	9,857	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
Totals	$173,347	$912	$23,370	$1,025,554	$470,768	$410,123	$28,781	$8,454

	M2IGSS	MMCGSC	MNDSC	MVFSC	MVIGSC	MVIVSC	MSGI2	MSVFI
0.95%	$-	-	8,750	112,275	139	74,607	4,388	15,962
1.00%	-	-	2,419	27,276	3	20,389	140	2,971
1.05%	-	-	202	6,590	-	4,588	266	772
1.10%	-	-	2,672	33,826	22	16,764	791	3,140
1.15%	-	-	2,410	22,999	136	14,859	658	4,682
1.20%	-	-	4,130	55,154	50	35,519	3,001	13,686
1.25%	2,718	-	2,938	6,955	-	1,803	278	995
1.30%	-	-	6	15,805	-	14,038	115	1,397
1.35%	-	-	154	11,677	-	10,931	3,471	1,648
1.40%	-	-	1,497	14,270	-	3,965	515	2,021
1.45%	-	-	188	1,222	-	969	-	-
1.50%	-	2,235	504	4,236	-	2,685	-	174
1.55%	-	-	457	243	-	328	-	1,396
1.60%	-	926	1,905	4,736	-	2,534	-	457
1.65%	-	1,073	446	6,498	-	3,777	-	434
1.70%	-	-	49	177	-	448	-	1,786
1.75%	-	405	7	8,457	-	2,741	-	-
1.80%	-	-	135	2,886	-	944	-	-
1.85%	-	-	-	-	-	1,161	136	2,088
1.90%	-	1,549	617	533	-	64	-	-
1.95%	-	3,078	1,781	2,415	-	5,163	-	3,825
2.00%	-	-	-	571	-	555	-	-
2.05%	-	1,723	1,614	5,251	-	6,849	-	-
2.10%	-	509	816	2,612	-	1,647	-	484
2.15%	-	-	-	5,859	-	-	-	-
2.20%	-	1,610	1,077	2,874	-	2,742	-	27
2.25%	-	-	-	5,691	-	81	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	128	213	-	207	-	-
2.50%	-	-	-	335	-	-	-	-
2.60%	-	290	-	172	-	819	-	-
Totals	$2,718	$13,398	$34,902	$361,808	$350	$231,177	$13,759	$57,945

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	MSVF2	MSEM	MSVMG	MSVRE	NVFIII	GBF	GBF2	MSBF
0.95%	$-	13,473	-	-	2	258,045	-	98,566
1.00%	-	5,513	-	-	-	97,204	-	37,999
1.05%	-	264	-	-	41	19,029	-	7,222
1.10%	-	5,259	-	-	-	108,431	-	23,915
1.15%	-	1,222	-	-	-	42,734	-	15,395
1.20%	-	9,513	-	12	-	148,548	-	86,369
1.25%	154	1,249	-	87	-	20,851	-	7,700
1.30%	-	706	-	-	-	22,634	-	11,825
1.35%	-	455	-	-	-	39,190	-	16,562
1.40%	-	1,671	-	-	-	36,699	-	7,542
1.45%	-	-	-	-	-	3,253	-	1,042
1.50%	635	140	-	35	-	5,304	2,712	4,732
1.55%	-	494	-	-	-	5,972	-	969
1.60%	-	6,935	31	12,212	-	15,457	771	3,405
1.65%	991	970	-	-	-	9,554	2,004	1,997
1.70%	-	15	-	-	-	1,244	-	727
1.75%	17	552	1,283	3,226	-	7,305	1,910	5,052
1.80%	-	39	-	-	-	1,640	459	2,342
1.85%	-	21	-	-	-	761	-	591
1.90%	-	12	-	-	-	107	297	352
1.95%	8,271	-	-	-	-	-	4,620	662
2.00%	-	-	-	-	-	312	-	12
2.05%	-	-	-	-	-	1,061	2,912	11,063
2.10%	-	-	-	-	-	-	1,524	939
2.15%	-	5	-	-	-	5	-	4
2.20%	432	-	-	-	-	1,159	2,943	3,784
2.25%	1,367	-	-	-	-	9,306	-	-
2.35%	-	-	-	-	-	-	153	-
2.45%	-	-	-	-	-	-	568	-
2.50%	-	-	-	-	-	-	108	-
2.60%	356	-	-	-	-	-	839	1,624
Totals	$12,223	$48,508	$1,314	$15,572	$43	$855,805	$21,820	$352,392

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	HIBF	GVABD2	NVLCP2	NVCBD1	NVCBD2	NVSTB2	SAM	NVMGA2
0.95%	$89,366	28,140	11,700	11,752	-	17,697	448,765	8
1.00%	30,757	8,130	2,087	2,695	-	4,314	113,167	551
1.05%	9,719	3,471	596	3,024	-	1,395	35,071	-
1.10%	45,525	6,710	1,279	6,433	-	10,487	106,371	197
1.15%	16,195	5,292	1,620	2,248	-	5,135	58,681	1
1.20%	51,920	40,464	12,348	16,435	-	10,345	591,203	851
1.25%	11,251	3,661	383	1,080	-	847	29,039	-
1.30%	21,116	3,327	7,229	1,731	-	2,081	35,523	-
1.35%	15,529	5,176	1,181	8,604	-	2,546	57,164	-
1.40%	10,021	1,544	2,037	2,252	-	2,698	47,387	118
1.45%	3,045	-	-	-	-	-	623	82
1.50%	1,905	770	205	685	1,250	-	17,981	-
1.55%	2,196	12	-	35	-	14	3,122	-
1.60%	6,041	-	1,070	2,986	62	203	5,246	-
1.65%	3,161	-	65	1,057	71	34	19,486	-
1.70%	686	-	-	-	-	-	992	-
1.75%	1,771	313	-	1,984	164	-	8,255	-
1.80%	1,422	-	-	27	103	-	4,962	-
1.85%	825	-	-	-	-	-	1,502	-
1.90%	-	-	-	-	-	-	195	-
1.95%	1,311	-	-	-	1,073	-	725	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	6,828	-	1,771	-
2.10%	162	-	-	-	331	-	942	-
2.15%	-	-	-	-	-	-	421	-
2.20%	64	-	-	-	806	-	1,800	-
2.25%	-	3,623	1,287	1,660	-	2,585	6,856	-
2.35%	-	-	-	-	-	-	325	-
2.45%	-	-	-	-	224	-	5	-
2.50%	-	-	-	-	110	-	-	-
2.60%	-	-	-	-	-	-	337	-
Totals	$323,988	$110,633	$43,087	$64,688	$11,022	$60,381	$1,597,917	$1,808

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NAMGI2	NVMLG1	NVMLG2	NVMLV1	NVMLV2	NVMMG1	NVMMG2	NVMIG1
0.95%	$344	46,330	-	17,495	3,220	235,556	-	95,794
1.00%	771	18,700	-	9,560	-	104,126	-	50,751
1.05%	-	1,773	-	1,626	299	15,411	-	7,532
1.10%	202	33,194	-	9,585	435	124,507	-	27,423
1.15%	-	22,088	-	6,618	838	43,449	-	12,037
1.20%	1,081	51,955	-	8,755	421	140,075	30,502	75,872
1.25%	-	7,471	-	1,232	2,622	24,799	-	11,660
1.30%	-	4,940	-	3,530	152	8,229	12,724	15,690
1.35%	2	8,042	-	1,891	77	18,498	13,525	11,019
1.40%	-	6,337	-	1,750	64	21,386	7,724	12,477
1.45%	-	336	-	13	-	4,041	-	958
1.50%	-	3,883	623	474	1,128	6,043	934	4,429
1.55%	-	899	-	67	-	5,930	-	909
1.60%	-	6,726	-	5,607	264	6,646	-	1,659
1.65%	-	5,066	146	411	506	15,627	2,734	2,618
1.70%	-	417	-	173	-	1,189	-	519
1.75%	-	2,102	-	671	1,381	2,764	-	250
1.80%	-	2,550	-	1,503	345	897	74	1,945
1.85%	-	112	-	72	-	979	-	230
1.90%	-	38	-	184	45	410	-	107
1.95%	-	761	1,106	-	5,930	1,415	-	1,020
2.00%	-	-	-	-	-	92	-	15
2.05%	-	2,443	-	12	298	3,298	-	44
2.10%	-	772	592	-	647	-	1,220	-
2.15%	-	18	-	23	345	-	-	-
2.20%	-	1,885	1,888	-	1,299	4,987	-	-
2.25%	-	3,846	-	-	1,171	4,330	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	623	66	-	4,146	-	-	-
Totals	$2,400	$233,307	$4,421	$71,252	$25,633	$794,684	$69,437	$334,958

	NVRE1	NVMMV2	NVNMO1	NVNMO2	NVNSR1	NVAMV1	NVAMV2	NVOLG1
0.95%	$210,059	136,586	192,244	1,878	7,054	290,401	-	1,309,681
1.00%	70,604	29,337	86,673	354	1,506	98,997	-	563,665
1.05%	9,986	6,011	24,815	-	244	17,556	-	99,699
1.10%	72,312	91,828	82,160	155	4,582	160,698	-	444,381
1.15%	39,767	50,486	31,111	717	2,388	50,279	-	181,618
1.20%	116,034	116,880	82,287	112	6,650	232,087	-	676,933
1.25%	14,255	15,608	10,801	-	1,999	38,283	-	121,027
1.30%	12,297	14,644	20,544	-	19	41,471	-	86,761
1.35%	23,562	28,877	24,253	272	3,244	47,704	-	144,435
1.40%	21,272	35,010	15,703	102	650	49,082	-	145,055
1.45%	1,301	2,388	980	-	-	2,207	-	20,584
1.50%	9,243	7,309	4,907	-	556	9,612	4,876	28,116
1.55%	2,389	7,010	3,246	-	-	5,607	-	20,670
1.60%	13,934	6,407	7,069	-	15	18,783	743	40,265
1.65%	11,640	11,344	4,686	-	557	11,807	2,102	36,495
1.70%	916	967	3,599	-	178	2,899	-	10,360
1.75%	2,075	1,871	292	-	293	5,069	1,204	19,141
1.80%	1,276	1,104	682	-	-	3,266	3,500	17,124
1.85%	2,525	1,645	569	-	-	2,846	-	3,235
1.90%	282	20	-	-	-	33	2,628	2,489
1.95%	3,097	1,366	-	-	-	1,375	3,259	1,748
2.00%	404	-	-	-	-	1,382	531	1,580
2.05%	1,550	2,041	1,744	-	-	4,310	3,103	4,405
2.10%	1,833	163	-	-	-	163	657	-
2.15%	20	9	-	-	-	15	2,082	23
2.20%	4,281	1,071	145	-	-	2,623	2,744	2,442
2.25%	65	382	627	-	971	4,702	-	51,190
2.35%	1,372	-	-	-	-	-	2,560	-
2.45%	73	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	338	-
2.60%	859	-	-	-	-	-	93	-
Totals	$649,283	$570,364	$599,137	$3,590	$30,906	$1,103,257	$30,420	$4,033,122

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVOLG2	NVTIV3	DTRTFB	TRF	TRF2	EIF	SCGF	SCGF2
0.95%	$-	6,098	397	419,386	-	43,335	58,413	-
1.00%	-	1,704	1,341	222,398	-	26,445	22,598	-
1.05%	-	416	14	33,933	-	6,097	3,869	-
1.10%	-	3,252	339	130,030	-	25,962	35,354	-
1.15%	-	2,602	232	42,143	-	23,782	13,082	-
1.20%	-	3,559	342	104,981	-	48,047	52,979	-
1.25%	-	916	-	23,601	-	8,557	7,788	-
1.30%	-	132	-	20,659	-	7,361	11,389	-
1.35%	-	776	-	17,678	-	11,999	14,264	-
1.40%	-	903	1,640	15,584	-	6,424	10,685	-
1.45%	-	-	-	3,865	-	350	454	-
1.50%	25,103	-	-	4,257	142	1,496	1,234	413
1.55%	-	-	-	1,339	-	728	1,805	-
1.60%	4,980	18	-	6,610	235	2,464	2,394	323
1.65%	20,622	281	-	5,118	361	5,335	2,017	498
1.70%	-	122	-	859	-	425	125	-
1.75%	6,328	71	-	666	526	2,562	3,133	302
1.80%	4,495	-	-	1,471	443	383	3,454	338
1.85%	-	-	-	587	-	328	197	-
1.90%	2,627	-	-	93	-	-	73	216
1.95%	10,264	-	-	94	495	-	15	1,523
2.00%	438	-	-	-	-	66	-	-
2.05%	4,990	-	-	164	1,099	946	1,694	399
2.10%	3,296	-	-	973	1,402	-	-	474
2.15%	233	-	-	-	1,244	-	-	-
2.20%	13,090	-	-	583	195	153	965	112
2.25%	-	815	-	10,307	-	1,846	-	-
2.35%	4,609	-	-	-	-	-	-	-
2.45%	405	-	-	-	-	-	-	-
2.50%	124	-	-	-	334	-	-	-
2.60%	982	-	-	-	189	-	-	1,473
Totals	$102,586	$21,665	$4,305	$1,067,379	$6,665	$225,091	$247,981	$6,071

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	SCF	SCF2	GEM	GEM2	GIG	NVIE6	SCVF	SCVF2
0.95%	$257,321	-	38,669	-	51,158	-	240,610	-
1.00%	99,342	-	10,045	-	21,695	-	64,160	-
1.05%	13,202	-	2,024	-	4,011	-	9,882	-
1.10%	97,720	-	18,786	-	18,554	-	108,994	-
1.15%	38,059	-	13,593	-	7,210	-	42,407	-
1.20%	140,394	-	33,008	-	39,371	-	134,397	-
1.25%	23,984	-	4,407	-	4,277	445	21,960	-
1.30%	22,396	-	2,040	-	6,684	-	18,203	-
1.35%	29,737	-	4,587	-	7,331	-	35,417	-
1.40%	29,609	-	4,452	-	2,614	-	25,543	-
1.45%	2,801	-	288	-	613	-	1,605	-
1.50%	5,877	2,581	1,337	792	1,249	-	5,032	1,990
1.55%	4,299	-	1,487	-	1,912	-	2,890	-
1.60%	7,872	603	2,086	586	2,517	-	19,500	235
1.65%	8,621	1,124	803	670	884	-	7,447	412
1.70%	748	-	80	-	132	-	836	-
1.75%	2,528	634	2,091	117	546	-	7,012	990
1.80%	2,105	1,875	171	-	767	-	2,678	267
1.85%	262	-	171	-	907	-	900	-
1.90%	-	1,496	-	-	-	-	206	359
1.95%	69	1,102	539	1,302	1,245	-	103	901
2.00%	182	326	-	-	-	-	359	-
2.05%	449	1,658	114	816	796	-	998	547
2.10%	-	946	-	322	162	-	-	2,129
2.15%	-	1,069	-	-	-	-	18	-
2.20%	191	1,808	-	1,071	8	-	1,920	1,016
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	89	-	119	-	-	-	105
2.50%	-	289	-	-	-	-	-	-
2.60%	-	539	-	-	-	-	-	752
Totals	$787,768	$16,139	$140,778	$5,795	$174,643	$445	$753,077	$9,703

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	GVAGG2	GVAGR2	GVAGI2	GVDIVI	GVDIV2	NVSIX2	GVIX8	MCIF
0.95%	$55,113	96,433	57,780	9,292	-	6,950	13,927	216,020
1.00%	20,505	38,455	49,356	1,788	-	4,800	3,689	93,223
1.05%	4,778	8,645	6,905	2,565	-	-	774	11,331
1.10%	26,568	40,165	28,744	6,386	-	1,858	2,663	130,875
1.15%	22,360	30,860	25,639	4,369	-	2,509	1,854	57,505
1.20%	72,691	99,057	89,070	12,747	-	6,918	12,672	178,628
1.25%	8,608	11,762	6,195	839	948	294	1,725	24,888
1.30%	18,631	19,400	7,346	5,889	-	2,098	1,565	53,059
1.35%	9,755	16,565	5,710	3,094	-	760	337	35,663
1.40%	14,384	22,026	7,422	848	-	3,379	1,452	29,303
1.45%	1,155	2,267	203	130	-	1,032	-	7,374
1.50%	998	4,918	3,433	49	524	-	27	5,184
1.55%	1,003	1,399	1,147	175	-	286	46	4,604
1.60%	275	368	539	1,241	1	5,916	4,538	12,092
1.65%	447	539	308	412	762	-	111	8,929
1.70%	46	197	-	80	-	-	5	1,695
1.75%	2	869	-	80	998	-	-	9,182
1.80%	33	30	-	791	-	-	-	2,111
1.85%	133	80	-	782	-	-	-	1,214
1.90%	-	1,784	-	-	-	-	-	603
1.95%	49	330	-	15	319	-	-	115
2.00%	-	-	-	42	-	-	-	578
2.05%	-	-	-	36	688	-	-	1,326
2.10%	-	-	-	-	122	-	-	1,262
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	471	196	-	-	3,868
2.25%	-	14,477	14,495	-	-	-	-	1,200
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	8	-	-	-
Totals	$257,534	$410,626	$304,292	$52,121	$4,566	$36,800	$45,385	$891,832

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	GVEX2	GVIDA	NAMAA2	GVDMA	GVIDM	GVDMC	GVIDC	GVAAA2
0.95%	$91,642	60,868	1,767	120,572	274,670	63,908	47,629	127,990
1.00%	23,402	4,170	2,097	23,976	81,837	17,477	14,069	72,228
1.05%	2,136	5,586	-	6,651	20,095	4,401	1,252	17,391
1.10%	28,994	60,454	855	182,424	254,650	63,775	38,126	56,206
1.15%	23,657	32,445	432	93,704	128,073	20,758	22,036	38,647
1.20%	63,102	63,481	2,190	129,615	231,480	73,346	57,853	150,234
1.25%	2,464	33,175	44	52,039	95,146	32,761	5,883	21,529
1.30%	12,515	3,194	309	4,905	31,684	4,994	4,119	38,046
1.35%	10,412	17,810	229	45,350	57,409	17,963	17,395	31,220
1.40%	5,588	9,811	17	42,552	89,123	18,399	10,883	32,791
1.45%	245	491	-	2,929	8,721	297	2,408	3,909
1.50%	900	10,335	-	19,124	19,057	16,796	4,842	7,717
1.55%	3,712	899	-	9,893	18,743	2,986	6,096	3,244
1.60%	6,856	6,012	1,225	17,705	53,276	9,827	4,583	669
1.65%	1,282	5,718	-	23,402	35,529	16,469	12,513	19,877
1.70%	-	289	-	1,408	4,213	1,110	37	-
1.75%	-	1,155	-	15,422	37,858	12,032	4,706	28
1.80%	3	5,368	-	7,565	22,931	8,778	483	6,058
1.85%	-	1,799	-	5,513	5,768	1,615	5,115	1,362
1.90%	-	-	-	968	2,027	-	1	-
1.95%	-	2,244	-	5,321	9,196	1,785	1,650	47
2.00%	-	-	-	-	638	-	-	1,561
2.05%	-	2,272	-	5,670	9,407	1,204	1,517	593
2.10%	-	2,947	-	17,846	13,854	3,834	1,515	-
2.15%	-	1,383	-	4,070	2,855	2,765	2,060	-
2.20%	-	6,148	-	2,112	7,343	6,538	625	7,136
2.25%	-	2,691	-	35,926	55,316	6,292	2,639	28,760
2.35%	-	-	-	930	4,168	-	-	-
2.45%	-	-	-	1,496	1,598	-	-	-
2.50%	-	-	-	1,245	2,759	1,339	659	-
2.60%	-	5,395	-	-	936	2,379	533	-
Totals	$276,910	$346,140	$9,165	$880,333	$1,580,360	$413,828	$271,227	$667,243

	NVCRA2	NVCMA2	NVCCA2	NVCMD2	NVCRB2	NVCMC2	NVCCN2	NVDBL2
0.95%	$6,001	9,047	19,716	20,519	15,584	15,474	18,209	17,820
1.00%	2,939	5,833	2,415	24,527	13,769	7,972	7,407	10,089
1.05%	45	-	1,077	1,073	1,855	-	778	6,518
1.10%	9,987	11,982	5,547	23,667	16,038	3,645	4,494	12,991
1.15%	878	2,163	417	7,230	2,261	5,132	1,174	9,586
1.20%	6,249	9,750	10,244	27,173	25,540	13,364	23,834	17,803
1.25%	9	4,902	6,372	12,078	8,855	900	6,424	1,270
1.30%	1,994	566	6,789	4,138	674	3,598	6,192	2,610
1.35%	898	1,896	149	15,147	3,415	1,526	3,588	5,110
1.40%	300	-	196	3,379	3,055	3,319	1,652	2,389
1.45%	-	-	-	1,474	564	-	183	56
1.50%	-	-	-	-	668	-	6,348	62
1.55%	-	-	54	591	1,264	-	3,284	1,385
1.60%	-	-	-	-	316	-	1,942	316
1.65%	928	-	21	585	1,784	69	1,425	124
1.70%	-	-	-	-	642	-	-	68
1.75%	-	-	-	-	-	-	-	2,979
1.80%	-	2,265	-	1,304	-	-	-	-
1.85%	-	-	-	-	-	70	-	-
1.90%	-	1,282	-	-	91	-	-	-
1.95%	-	-	-	-	-	-	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	32	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	-
2.25%	14	23,399	2,891	20,213	3,149	919	2,622	2,322
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
Totals	$30,274	$73,085	$55,888	$163,098	$99,524	$55,988	$89,556	$93,498

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	NVDCA2	NVLM2	NVLCA2	NCPG2	NCPGI2	IDPG2	IDPGI2	AMTB
0.95%	$6,906	2,082	1,783	471	224	1,627	290	25,114
1.00%	1,022	50	2,157	-	52	794	-	6,722
1.05%	1,097	527	2,343	-	2	-	258	1,352
1.10%	2,012	-	6,555	1,264	193	594	16	9,820
1.15%	282	-	94	-	-	1,626	-	12,668
1.20%	3,690	2,059	4,687	358	2,987	781	7	46,012
1.25%	376	32	88	137	-	-	-	3,305
1.30%	774	420	262	-	-	-	-	2,766
1.35%	1,374	2,182	592	327	-	91	-	4,775
1.40%	711	-	-	-	-	-	-	2,015
1.45%	73	-	-	-	-	234	-	37
1.50%	462	-	-	-	-	-	-	2,076
1.55%	-	-	-	-	-	-	-	-
1.60%	-	-	-	-	-	-	-	489
1.65%	188	-	-	-	-	-	-	1,863
1.70%	-	-	-	-	-	-	-	37
1.75%	26	-	-	-	-	-	-	427
1.80%	-	-	3	-	-	-	-	1,591
1.85%	307	-	-	-	-	-	-	193
1.90%	-	-	-	-	-	-	-	1
1.95%	-	-	-	-	-	-	-	189
2.00%	481	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	-	-	274
2.10%	-	-	-	-	-	-	-	336
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	-	586
2.25%	1,102	-	-	-	-	-	-	2,518
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	-	-
Totals	$20,883	$7,352	$18,564	$2,557	$3,458	$5,747	$571	$125,166

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	AMCG	AMMCGS	AMSRS	PMVSTA	PMVAAD	PMVFAD	PMVLAD	PMVRRA
0.95%	$24	3,090	20,113	14,515	13,477	3,726	46,303	592
1.00%	-	199	13,160	1,370	2,839	1,246	12,261	-
1.05%	-	588	6,838	556	1,009	1,150	6,126	-
1.10%	-	252	4,988	4,057	3,025	1,135	18,202	3,930
1.15%	-	745	3,623	3,435	1,795	254	11,794	1,406
1.20%	99	2,110	25,671	9,092	14,715	7,819	79,157	47
1.25%	34	755	735	593	436	590	2,462	79
1.30%	-	362	784	1,649	570	332	10,761	-
1.35%	-	545	51	4,691	57	726	6,025	-
1.40%	-	599	160	3,464	1,538	348	6,141	-
1.45%	-	-	-	166	475	-	195	-
1.50%	-	979	77	323	-	187	1,336	-
1.55%	-	-	12	-	90	-	757	-
1.60%	1,141	101	1,822	580	156	315	4,643	-
1.65%	-	1,258	314	-	-	8	1,392	-
1.70%	-	-	-	-	-	449	38	-
1.75%	2,892	843	2,577	-	-	-	752	-
1.80%	-	-	57	54	-	-	3,247	-
1.85%	-	-	-	-	-	-	-	-
1.90%	-	-	1	-	-	-	-	-
1.95%	-	503	-	-	-	-	471	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	743	-	-	-	-	37	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	997	-	-	-	-	-	-
2.20%	-	374	-	-	-	-	-	-
2.25%	-	-	479	-	-	767	2,194	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	1,511	-	-	-	-	-	-
Totals	$4,190	$16,554	$81,462	$44,545	$40,182	$19,052	$214,294	$6,054

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	PMVTRA	PMVTRD	PMVEBD	PVTIGB	HVSIT	ROCMC	TRHS2	VWHAS
0.95%	$511	47,983	4,115	110	1,056	12	121,746	15,549
1.00%	-	8,758	1,720	53	142	-	44,188	4,471
1.05%	-	2,730	-	13	-	-	6,148	776
1.10%	8,420	15,749	921	-	-	1,566	36,176	3,048
1.15%	2,100	9,820	693	-	-	2,129	27,706	1,521
1.20%	345	20,453	3,616	47	192	99	76,427	7,449
1.25%	-	1,322	65	-	-	21	5,673	777
1.30%	33	4,985	32	-	-	-	10,043	83
1.35%	-	1,209	2,335	1	-	-	12,137	1,716
1.40%	-	6,048	471	-	120	-	10,902	2,837
1.45%	-	-	191	-	-	-	2,318	-
1.50%	-	399	-	-	-	-	1,732	253
1.55%	-	495	152	-	-	-	1,122	79
1.60%	-	1,709	-	-	-	-	4,977	705
1.65%	-	837	-	-	-	-	4,923	298
1.70%	-	-	-	-	-	-	406	23
1.75%	-	229	16	-	12	-	4,728	-
1.80%	-	-	-	-	-	-	518	-
1.85%	-	-	-	-	-	-	636	194
1.90%	-	-	-	-	-	-	1,484	-
1.95%	-	-	-	-	-	-	2,059	-
2.00%	-	-	-	-	-	-	283	-
2.05%	-	-	-	-	-	-	5,428	78
2.10%	-	-	-	-	-	-	1,013	-
2.15%	-	-	-	-	-	-	-	-
2.20%	-	-	-	-	-	-	338	40
2.25%	-	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	153	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	-	-	-	-	-	2,359	-
Totals	$11,409	$122,726	$14,327	$224	$1,522	$3,827	$385,623	$39,897

	VWEM	VWHA	VYDS	VRVDRA	SVOF	WFVSCG	AMGP	AMTP
0.95%	$50,017	20,588	1,575	49	-	14,485	-	-
1.00%	17,689	8,618	3,951	235	-	3,838	-	-
1.05%	7,727	2,834	467	-	-	1,461	-	-
1.10%	14,323	6,123	9,133	76	-	6,709	-	-
1.15%	4,247	1,764	715	-	-	9,839	-	-
1.20%	30,232	7,801	6,527	80	356	37,092	-	-
1.25%	3,476	966	1,828	-	3	2,472	-	-
1.30%	4,449	1,182	687	-	-	589	-	-
1.35%	4,248	1,523	205	-	-	3,121	-	-
1.40%	1,810	1,643	599	6	-	4,532	-	-
1.45%	896	15	-	-	-	255	-	-
1.50%	1,102	947	247	-	-	59	-	-
1.55%	980	276	781	-	-	451	-	-
1.60%	614	227	1,245	-	243	1,526	132	177
1.65%	678	186	-	-	-	1,147	-	-
1.70%	46	-	-	-	-	150	-	-
1.75%	945	23	-	-	2,222	7	1,148	100
1.80%	1,277	674	-	-	-	89	-	-
1.85%	32	244	-	-	-	-	-	-
1.90%	-	-	-	-	-	980	-	-
1.95%	-	-	-	-	-	24	-	-
2.00%	-	-	-	-	-	-	-	-
2.05%	-	-	-	-	-	167	-	-
2.10%	-	-	-	-	-	-	-	-
2.15%	-	-	-	-	-	-	-	-
2.20%	792	111	-	-	-	-	-	-
2.25%	51	-	-	-	-	-	-	-
2.35%	-	-	-	-	-	-	-	-
2.45%	-	-	-	-	-	-	-	-
2.50%	-	-	-	-	-	-	-	-
2.60%	-	80	-	-	-	-	-	-
Totals	$145,631	$55,825	$27,960	$446	$2,824	$88,993	$1,280	$277

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(3) Annuity Benefits

Annuity benefit proceeds result in a redemption of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium policies, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account.

(4) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. The fixed account assets are not reflected in the accompanying financial statements. In addition, the Separate Account portion of contract owner loans is transferred to the accounts of the Company for administration and collection. Loan repayments are transferred to the Separate Account at the direction of the contract owner. For the years ended December 31, 2019 and 2018, total transfers to the Separate Account from the fixed account were $17,109,678 and $14,150,642, respectively, and total transfers from the Separate Account to the fixed account were $57,651,573 and $50,377,478, respectively. Transfers from the Separate Account to the fixed account, and transfers to the Separate Account from the fixed account are included in transfers between funds (including fixed account), net, on the accompanying Statements of Changes in Contract Owners’ Equity.

For guaranteed minimum death benefits, the Company contributed $3,433,237 and $3,431,139 to the Separate Account in the form of additional premium to contract owner accounts for the years ended December 31, 2019 and 2018, respectively. These amounts are included in purchase payments received from contract owners and are credited at time of annuitant death.

(5) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2019.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$4,501,932,302	$-	$-	$4,501,932,302

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 are as follows:

	Purchases of Investments	Sales of Investments
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)	$72,678	$100,932
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)	28,195	31,511
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)	163,815	48,595
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)	44,156	126,505
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)	972,752	984,610
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)	5,557,895	7,973,678
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)	69,509	43,225
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	1,603,183	3,828,685
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)	170,599	290,226
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)	3,175,980	2,920,488
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)	75,871	81,494
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)	3,403	580
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)	184,817	297,699
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)	2,228,278	732,838
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)	4,385,057	2,073,574
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)	1,317,926	365,110
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)	1,599,785	4,707,284
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)	308,357	569,901
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)	2,565,146	4,372,345
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)	21,129,537	41,086,304
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)	1,848,212	4,938,410
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)	1,865	13,450
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)	5,996,570	9,115,310
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)	87,025	166,457
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)	3,417	15,388
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)	44	979
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)	677,543	82,100
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)	528,096	658,922
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)	935,028	8,015,830
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)	2,344	12,815
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares (FHIBS)	106,581	98,261
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)	2,364,252	9,047,343
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)	56,381	243,073
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)	853,397	552,052
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)	317,633	881
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)	33,409	16,657
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)	3,674,109	890,775
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)	1,754,744	1,509,502
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)	715,980	1,457,626
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)	14,051,704	21,011,320
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)	273,882	592,046
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)	3,380,947	1,163,617
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class 2 (FF10S2)	1,975	7,464
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)	2,338,763	2,438,928
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class 2 (FF20S2)	16,358	12,113
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)	2,122,377	2,279,948

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class 2 (FF30S2)	15,378	41,787
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)	407,812	98,649
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)	191,603	199,100
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)	13,283,358	24,087,664
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)	244,705	337,332
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)	18,109,661	16,668,766
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)	7,059,266	5,247,092
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)	2,533,378	3,677,039
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)	441,467	475,682
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)	1,626,663	3,709,851
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)	56,057	147,446
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)	1,177,644	1,015,705
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)	912,293	561,309
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)	4,251,346	5,237,364
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 2 (FTVRD2)	106,662	131,422
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)	1,971,358	1,759,518
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)	601,322	1,026,375
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)	324,327	685,497
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)	2,366,083	3,793,184
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)	684,033	1,618,746
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	9,178	12,650
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)	6,946	20,976
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)	73,511	243,220
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)	24,142	39,377
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)	42,861	55,163
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)	46,112	43,022
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)	36,217	193,559
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)	50,572	215,760
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)	65,947	51,595
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)	230,043	311,729
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)	14,927	33,920
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)	16,550	45,285
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)	885,682	782,959
Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)	425,001	411,502
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)	13,844	20,595
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)	224	1,598
Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)	48,150	53,758
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)	46,178	29,471
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)	87,614	80,049
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)	16,267	44,097
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)	17,090	51,343
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)	664,494	560,138
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)	452,379	196,930
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)	417,290	716,399
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)	14,832,473	11,552,264
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)	112,819	41,666
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)	13,838,511	12,897,786
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)	293,510	439,958
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)	944,014	2,044,622
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series II (OVSCS)	13,529	28,721
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	8,686,455	7,668,862
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)	328,619	847,813
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)	101,170	140,155
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)	4,357,990	13,077,351
Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)	4,754,761	7,822,544
Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)	2,814,717	6,392,166
Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)	9,089,314	14,685,223

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)	2,873,982	2,455,882
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)	298,852	362,458
Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)	390,633	1,164,037
Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)	242,022	783,986
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)	26,187,107	17,537,971
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)	6,340,950	12,642,095
Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)	12,960,769	3,405,786
Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)	1,749,397	1,563,014
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)	696,704	1,475,438
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)	4,623,039	4,430,676
Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)	11,753,753	12,316,080
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)	202,482	1,637,631
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)	6,786,116	12,999,823
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)	3,216,184	6,190,551
Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)	1,450,254	1,238,867
Ivy Variable Insurance Portfolios - Value: Class II (WRVP)	2,286,625	5,269,148
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)	1,702,688	2,708,189
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)	4,506	8,313
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)	362,575	401,900
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)	9,142,885	11,962,336
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)	6,214,911	7,652,982
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)	1,950,420	4,852,935
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)	284,263	739,151
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)	683,584	172,530
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Service Class (M2IGSS)	18,610	14,244
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)	120,651	312,113
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)	2,174,060	1,138,845
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)	3,189,912	6,240,496
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)	87,624	5,537
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)	2,043,301	3,762,801
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)	413,656	228,700
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)	2,900,917	1,363,863
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)	27,090	100,019
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)	293,462	1,131,140
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)	10,718	2,329
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)	66,912	413,497
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	76,782	75,917
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)	13,198,482	22,120,224
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)	38,268	123,742
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)	2,700,561	5,011,359
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)	4,178,225	5,918,760
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)	1,426,982	2,198,091
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)	1,063,020	1,335,135
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)	2,496,307	1,477,177
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)	14,953	58,916
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)	3,391,456	3,761,851
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)	59,690,420	73,947,364
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)	4,863	28,980
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)	11,906	187,717
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)	4,373,854	3,940,992
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)	31,705	118,107
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	1,809,845	1,486,800
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)	468,546	396,157
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	19,596,879	10,854,854
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)	1,424,687	919,123
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)	2,610,800	5,125,128
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)	1,548,532	8,533,009
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	10,081,554	6,523,236
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)	5,115,564	10,286,924

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)	514,941	602,595
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)	411,501	439,281
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)	13,784,824	17,210,054
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)	252,221	224,755
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)	101,372,283	52,660,331
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)	1,604,056	853,348
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)	264,151	310,451
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	395,511	64,746
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)	6,243,076	13,064,843
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)	65,427	92,431
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)	1,970,215	3,384,969
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	6,917,043	3,616,760
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)	100,380	26,305
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)	8,733,683	10,770,553
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)	124,532	127,482
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)	2,153,901	2,838,602
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)	17,015	100,789
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	1,218,353	3,299,313
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	3,522	15,187
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	22,180,755	8,028,546
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)	191,324	58,406
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)	3,033,030	3,812,710
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)	6,180,249	7,536,266
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)	6,539,045	3,606,815
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	1,364,094	643,161
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)	78,652	22,450
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)	2,066,101	1,403,157
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)	783,521	756,997
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)	14,206,320	11,938,727
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)	11,387,341	7,822,113
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)	4,773,179	3,462,988
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)	372,319	57,444
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)	8,756,961	10,706,227
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)	15,100,536	22,095,202
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)	2,741,179	5,256,743
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)	1,562,716	3,294,239
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)	7,676,022	7,727,076
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)	452,927	172,810
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)	802,792	1,631,646
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)	700,116	867,339
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)	1,496,959	2,262,727
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)	900,865	2,168,292
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)	528,101	1,047,105
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)	859,531	909,255
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)	1,479,108	1,188,958
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	323,007	317,520
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)	19,564	153,729
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)	177,082	461,699
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)	15,909	99,994
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)	32,159	5,410
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)	37,976	12,105
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)	2,682	5,484
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)	1,321,863	2,354,477
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)	16,313	91,810
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)	347,321	392,337
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)	729,348	706,500
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)	1,260,427	1,089,150
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)	171,056	543,259

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)	117,062	468,737
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)	2,175,765	4,672,485
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)	80,774	111,666
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)	105,201	435,332
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)	1,900,359	2,156,938
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)	812,136	732,817
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)	1,561	-
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)	91,061	91,785
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)	198,319	117,786
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)	53,309	73,291
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)	2,813,037	6,519,093
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)	958,317	685,920
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	905,215	2,365,776
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	15,004	1,172,731
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)	162,404	415,524
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)	230,858	107,015
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)	19,963	8,240
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)	2,816,114	4,902,202
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)	77,498	241,603
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)	9,143	62,973
	$737,487,082	$830,221,113

(6) Financial Highlights

The Company offers several variable annuity products through the Separate Account that have unique combinations of features and fees that are assessed to the contract owner. Differences in fee structures result in a variety of contract expense rates, unit fair values and total returns. The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable annuity contracts as of December 31, 2019, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2019. The information is presented as a range of minimum to maximum values based upon product grouping. The range is determined by identifying the lowest and the highest contract expense rate for contracts with units outstanding as of the balance sheet date. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual contract amounts may not be within the ranges presented. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented. Contract Owners’ Equity presented below may not agree to the Contract Owners’ Equity presented in the Statements of Changes due to reserves for annuity contracts in payout.

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class B (ALVGIB)
2019	1.50% to 2.60%	24,931	$ 26.31 to $ 21.57	$ 614,859	1.00%	21.76% to 20.40%
2018	1.50% to 2.60%	28,647	21.61 to 17.92	583,644	0.67%	-7.27% to -8.31%
2017	1.50% to 2.60%	38,705	23.30 to 19.54	854,013	1.27%	16.82% to 15.52%
2016	1.50% to 2.60%	45,576	19.94 to 16.92	868,166	0.79%	9.41% to 8.19%
2015	1.50% to 2.60%	58,744	18.23 to 15.64	1,022,860	1.13%	-0.09% to -1.21%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2019	1.05%	986	8.87	8,742	0.58%	15.56%
2018	1.05%	1,311	7.67	10,058	0.62%	-23.28%	****
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B (ALVPGB)
2019	1.50% to 2.60%	34,807	34.19 to 28.03	1,116,243	0.00%	32.35% to 30.87%
2018	1.50% to 2.60%	34,696	25.83 to 21.42	843,878	0.00%	0.78% to -0.35%
2017	1.50% to 2.60%	42,451	25.63 to 21.50	1,033,862	0.00%	29.70% to 28.26%
2016	1.50% to 2.60%	39,436	19.76 to 16.76	750,695	0.00%	0.82% to -0.30%
2015	1.50% to 2.60%	38,097	19.60 to 16.81	720,217	0.00%	9.19% to 7.97%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class B (ALVDAB)
2019	0.95% to 1.35%	33,133	13.83 to 13.41	449,541	1.82%	14.15% to 13.69%
2018	0.95% to 1.35%	39,659	12.12 to 11.79	473,096	1.55%	-8.23% to -8.61%
2017	0.95% to 1.35%	42,817	13.20 to 12.90	558,017	1.78%	13.24% to 12.78%
2016	0.95% to 1.35%	37,760	11.66 to 11.44	434,769	0.56%	2.39% to 1.97%
2015	0.95% to 1.35%	41,294	11.39 to 11.22	465,770	0.68%	-2.24% to -2.63%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class B (ALVSVB)
2019	0.95% to 2.60%	170,467	22.12 to 27.60	4,018,110	0.32%	18.76% to 16.79%
2018	0.95% to 2.60%	189,914	18.63 to 23.63	3,771,116	0.23%	-16.10% to -17.51%
2017	0.95% to 2.60%	209,462	22.21 to 28.65	5,005,526	0.23%	11.78% to 9.92%
2016	0.95% to 2.60%	283,349	19.87 to 26.06	6,052,090	0.34%	23.61% to 21.56%
2015	0.95% to 2.60%	287,044	16.07 to 21.44	5,119,879	0.51%	-6.59% to -8.15%
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
2019	0.95% to 2.25%	1,482,927	35.46 to 18.31	49,018,042	2.23%	22.77% to 21.16%
2018	0.95% to 2.25%	1,714,917	28.88 to 15.11	46,257,047	1.91%	-7.76% to -8.98%
2017	0.95% to 2.25%	1,917,968	31.31 to 16.60	56,204,057	2.35%	19.34% to 17.78%
2016	0.95% to 2.25%	2,176,556	26.24 to 14.09	53,541,252	2.36%	12.41% to 10.94%
2015	0.95% to 2.20%	2,448,116	23.34 to 13.53	53,678,710	2.09%	-6.53% to -7.70%
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class II (ACVIG2)
2019	1.50% to 2.60%	28,524	25.85 to 21.20	690,830	1.83%	21.89% to 20.53%
2018	1.50% to 2.60%	29,835	21.21 to 17.59	595,217	1.66%	-8.59% to -9.62%
2017	1.50% to 2.60%	26,363	23.20 to 19.46	574,289	2.07%	18.50% to 17.18%
2016	1.50% to 2.60%	32,344	19.58 to 16.61	594,805	2.13%	11.51% to 10.26%
2015	1.50% to 2.60%	30,472	17.56 to 15.06	506,377	1.85%	-7.36% to -8.39%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2019	0.95% to 2.60%	1,263,986	15.21 to 11.49	18,718,154	2.29%	7.87% to 6.07%
2018	0.95% to 2.60%	1,425,997	14.10 to 10.84	19,608,824	2.80%	-3.75% to -5.36%
2017	0.95% to 2.60%	1,666,760	14.65 to 11.45	23,834,577	2.56%	2.69% to 0.98%
2016	0.95% to 2.60%	1,904,346	14.26 to 11.34	26,540,590	1.83%	3.40% to 1.68%
2015	0.95% to 2.60%	2,016,925	13.80 to 11.15	27,218,378	2.00%	-3.39% to -5.00%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2019	0.95% to 1.75%	56,286	25.06 to 16.92	1,373,477	40.20%	27.20% to 26.17%
2018	0.95% to 1.75%	64,695	19.70 to 13.41	1,240,568	1.27%	-16.03% to -16.71%
2017	0.95% to 1.75%	67,928	23.46 to 16.10	1,554,477	0.86%	29.97% to 28.92%
2016	0.95% to 1.75%	75,002	18.05 to 12.49	1,322,597	1.05%	6.43% to -7.15%
2015	0.95% to 1.75%	82,447	19.29 to 13.45	1,536,973	0.37%	-0.21% to -1.01%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
2019	0.95% to 2.05%	549,257	29.87 to 25.64	16,058,010	2.07%	27.92% to 26.50%
2018	0.95% to 2.05%	607,635	23.35 to 20.27	13,910,646	1.41%	-13.67% to -14.63%
2017	0.95% to 2.20%	700,119	27.05 to 23.33	18,589,736	1.52%	10.64% to 9.24%
2016	0.95% to 2.20%	825,875	24.45 to 21.35	19,860,790	1.70%	21.69% to 20.16%
2015	0.95% to 2.20%	729,254	20.09 to 17.77	14,429,721	1.66%	-2.37% to -3.60%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2019	1.75%	1,197	30.7	36,750	0.00%	32.22%
2018	1.75%	1,197	23.22	27,794	0.24%	-1.01%
2017	1.75%	1,197	23.46	28,079	0.36%	29.92%
2016	1.75%	1,197	18.06	21,612	0.33%	2.62%
2015	1.75% to 0.00%	1,197	17.59 to 0.00	21,060	0.44%	4.41% to 0.00%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2019	0.95% to 1.30%	35,430	43.92 to 43.84	1,580,331	140.04%	0.26% to 0.25%
2018	0.95% to 1.30%	40,853	34.91 to 34.97	1,450,289	1.65%	-10.00% to -10.33%
2017	0.95% to 1.30%	50,241	38.79 to 39.00	1,985,452	1.64%	7.72% to 7.35%
2016	0.95% to 1.30%	55,773	36.01 to 36.33	2,050,095	1.72%	-19.32% to -18.92%
2015	0.95% to 1.30%	61,186	30.18 to 30.55	1,887,125	2.14%	-4.79% to -5.15%
BlackRock Variable Series Funds, Inc. - BlackRock Equity Dividend V.I. Fund: Class III (BRVED3)
2019	0.95% to 1.45%	334,983	15.04 to 14.68	4,989,255	1.88%	26.25% to 25.61%
2018	0.95% to 1.45%	250,016	11.91 to 11.69	2,952,347	1.72%	-8.30% to -8.77%
2017	0.95% to 1.45%	250,682	12.99 to 12.81	3,239,435	1.67%	15.39% to 14.81%
2016	0.95% to 1.45%	168,473	11.26 to 11.16	1,889,914	1.96%	14.96% to 14.38%
2015	0.95% to 1.25%	19,486	9.79 to 9.77	190,521	1.15%	-2.09% to -2.29%	****
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III (BRVHY3)
2019	0.95% to 1.80%	351,457	11.99 to 11.51	4,173,806	5.13%	13.77% to 12.79%
2018	0.95% to 1.80%	158,292	10.54 to 10.21	1,658,479	5.33%	-3.82% to -4.65%
2017	0.95% to 1.80%	152,696	10.95 to 10.71	1,665,006	4.91%	6.06% to 5.16%
2016	0.95% to 1.80%	104,058	10.33 to 10.18	1,071,051	5.39%	11.75% to 10.79%
2015	0.95% to 1.55%	18,756	9.24 to 9.20	173,127	2.91%	-7.58% to -7.95%	****
BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III (BRVTR3)
2019	0.95% to 1.40%	209,631	10.83 to 10.60	2,256,802	2.58%	8.11% to 7.62%
2018	0.95% to 1.40%	122,277	10.02 to 9.85	1,218,634	2.45%	-1.67% to -2.12%
2017	0.95% to 1.65%	127,999	10.19 to 10.00	1,298,726	2.21%	2.23% to 1.51%
2016	0.95% to 1.65%	128,933	9.96 to 9.85	1,282,078	1.78%	1.49% to 0.77%
2015	0.95% to 1.25%	45,761	9.82 to 9.80	448,770	0.66%	-1.81% to -2.01%	****
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III (MLVGA3)
2019	0.95% to 2.20%	1,254,561	18.97 to 16.57	23,316,567	1.21%	16.64% to 15.17%
2018	0.95% to 2.20%	1,485,732	16.27 to 14.39	23,721,194	0.79%	-8.46% to -9.62%
2017	0.95% to 2.20%	1,849,976	17.77 to 15.92	32,292,865	1.28%	12.63% to 11.21%
2016	0.95% to 2.20%	1,974,068	15.78 to 14.31	30,664,529	1.13%	2.82% to 1.53%
2015	0.95% to 2.20%	2,343,231	15.35 to 14.10	35,468,870	1.01%	-1.94% to -3.18%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares (DVMCSS)
2019	0.95% to 2.20%	112,707	13.59 to 12.64	1,518,150	0.42%	18.72% to 17.22%
2018	0.95% to 2.20%	142,762	11.44 to 10.79	1,620,311	0.40%	-16.49% to -17.55%
2017	0.95% to 2.20%	212,109	13.70 to 13.08	2,887,384	0.83%	13.95% to 12.52%
2016	0.95% to 2.20%	142,240	12.03 to 11.63	1,700,367	0.87%	14.11% to 12.67%
2015	0.95% to 2.20%	121,436	10.54 to 10.32	1,274,437	0.45%	-3.44% to -4.66%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)
2019	0.95% to 2.25%	588,856	38.13 to 30.19	21,786,794	0.91%	21.05% to 19.46%
2018	0.95% to 2.25%	694,720	31.50 to 25.27	21,263,402	0.80%	-9.84% to -11.04%
2017	0.95% to 2.25%	726,969	34.94 to 28.41	24,682,130	0.67%	11.34% to 9.88%
2016	0.95% to 2.25%	809,818	31.38 to 25.85	24,708,904	0.91%	24.54% to 22.91%
2015	0.95% to 2.25%	892,477	25.20 to 21.04	21,911,224	0.76%	-3.26% to -4.53%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2019	0.95% to 2.25%	7,902,392	40.08 to 20.01	298,318,773	1.87%	29.94% to 28.23%
2018	0.95% to 2.25%	8,980,364	30.85 to 15.61	261,134,504	1.64%	-5.55% to -6.79%
2017	0.95% to 2.25%	10,335,915	32.66 to 16.74	317,771,851	1.70%	20.39% to 18.81%
2016	0.95% to 2.25%	11,452,165	27.13 to 14.09	292,893,239	2.00%	10.65% to 9.20%
2015	0.95% to 2.25%	12,769,592	24.52 to 12.90	295,611,124	1.81%	0.15% to -1.17%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2019	0.95% to 1.85%	1,246,109	30.43 to 17.89	36,386,965	1.93%	33.08% to 31.87%
2018	0.95% to 1.85%	1,412,248	22.86 to 13.57	31,021,009	1.80%	-5.32% to -6.18%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2017	0.95% to 2.05%	1,618,748	24.15 to 13.92	37,628,917	1.15%	14.24% to 12.98%
2016	0.95% to 2.05%	1,793,904	21.14 to 12.32	36,551,616	1.31%	9.33% to 8.12%
2015	0.95% to 2.20%	2,024,544	19.33 to 11.11	37,788,025	1.06%	-4.11% to -5.32%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Service Shares (DSRGS)
2019	1.60% to 2.60%	1,384	24.56 to 20.51	31,645	1.47%	31.87% to 30.53%
2018	1.60% to 2.60%	2,014	18.63 to 15.71	34,888	1.51%	-6.17% to -7.13%
2017	1.60% to 2.60%	2,015	19.85 to 16.92	37,366	0.97%	13.20% to 12.06%
2016	1.50% to 2.60%	4,024	17.80 to 15.10	68,888	1.02%	8.43% to 7.22%
2015	1.50% to 2.60%	4,042	16.42 to 14.08	63,970	0.89%	-4.86% to -5.93%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2019	0.95% to 2.20%	1,252,432	39.99 to 21.57	46,836,385	1.24%	34.80% to 33.10%
2018	0.95% to 2.20%	1,502,340	29.66 to 16.21	41,726,731	1.25%	-7.74% to -8.91%
2017	0.95% to 2.20%	1,736,120	32.15 to 17.79	52,188,946	1.34%	26.13% to 24.54%
2016	0.95% to 2.20%	1,911,699	25.49 to 14.29	45,619,500	1.62%	6.88% to 5.54%
2015	0.95% to 2.20%	2,239,783	23.85 to 13.54	50,055,313	1.69%	-3.40% to -4.61%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)
2019	1.50% to 2.60%	26,283	27.38 to 22.46	665,280	0.93%	33.75% to 32.25%
2018	1.50% to 2.60%	33,290	20.47 to 16.98	627,254	1.01%	-8.50% to -9.53%
2017	1.50% to 2.60%	36,702	22.38 to 18.77	760,544	1.08%	25.11% to 23.72%
2016	1.50% to 2.60%	45,726	17.89 to 15.17	764,805	1.38%	6.02% to 4.84%
2015	1.50% to 2.60%	54,230	16.87 to 14.47	859,323	1.46%	-4.17% to -5.24%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2019	0.95%	169	23.64	3,995	0.00%	20.62%
2018	0.95% to 1.10%	836	19.60 to 19.09	16,067	0.00%	-19.85% to -19.97%
2017	0.95% to 1.10%	864	24.45 to 23.86	20,758	0.00%	23.50% to 23.31%
2016	0.95% to 1.40%	1,714	19.80 to 18.48	32,470	0.00%	15.96% to 15.44%
2015	0.95% to 1.40%	1,648	17.07 to 16.01	26,995	0.00%	-3.21% to -3.65%
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)
2019	1.15%	64	18.45	1,181	2.60%	20.98%
2018	1.10% to 1.15%	122	15.38 to 15.25	1,867	1.70%	-17.74% to -17.78%
2017	1.10% to 1.15%	122	18.70 to 18.55	2,271	1.48%	27.11% to 27.04%
2016	1.10% to 1.15%	122	14.71 to 14.60	1,787	1.95%	-2.53% to -2.58%
2015	1.10% to 1.15%	122	15.09 to 14.98	1,834	3.32%	-3.79% to -3.84%
Columbia Funds Variable Series Trust II - Columbia VP High Yield Bond Fund: Class 2 (CLVHY2)
2019	0.95% to 1.70%	75,041	11.23 to 11.00	841,014	4.89%	15.42% to 14.54%
2018	0.95% to 1.70%	21,647	9.73 to 9.61	210,422	5.26%	-4.92% to -5.64%
2017	0.95% to 1.20%	19,387	10.23 to 10.21	198,252	0.45%	2.31% to 2.14%	****
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2019	0.95% to 1.75%	186,794	17.78 to 16.84	3,283,434	0.78%	26.51% to 25.48%
2018	0.95% to 1.80%	210,527	14.05 to 13.38	2,927,121	0.60%	-17.74% to -18.45%
2017	0.95% to 1.80%	228,991	17.09 to 16.41	3,876,272	0.67%	10.70% to 9.75%
2016	0.95% to 1.80%	287,945	15.43 to 14.95	4,412,102	0.50%	29.84% to 28.73%
2015	0.95% to 1.75%	170,717	11.89 to 11.63	2,018,210	0.47%	-7.35% to -8.10%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2019	0.95% to 1.80%	710,054	11.31 to 10.84	7,938,871	4.35%	6.06% to 5.16%
2018	0.95% to 1.65%	1,386,299	10.66 to 10.31	14,651,016	3.81%	-1.04% to -1.74%
2017	0.95% to 1.65%	896,853	10.77 to 10.50	9,592,355	3.27%	2.46% to 1.74%
2016	0.95% to 1.65%	881,011	10.51 to 10.32	9,215,513	3.40%	7.91% to 7.15%
2015	0.95% to 1.65%	330,934	9.74 to 9.63	3,210,336	3.17%	-1.93% to -2.63%
Federated Insurance Series - Federated Managed Volatility Fund II: Service Shares (FVU2S)
2019	1.50% to 2.60%	8,366	10.69 to 10.52	88,843	2.09%	18.12% to 16.80%
2018	1.50% to 2.60%	9,438	9.05 to 9.01	85,235	0.00%	-9.52% to -9.90%	****
Federated Insurance Series - Federated High Income Bond Fund II: Service Shares (FHIBS)
2019	1.50% to 2.60%	42,055	25.70 to 21.08	1,012,847	5.81%	12.42% to 11.16%
2018	1.50% to 2.60%	43,526	22.87 to 18.96	933,194	7.84%	-4.89% to -5.95%
2017	1.50% to 2.60%	47,922	24.04 to 20.16	1,086,116	6.64%	4.97% to 3.80%
2016	1.50% to 2.60%	53,752	22.90 to 19.42	1,168,562	6.23%	12.82% to 11.56%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2015	1.50% to 2.60%	79,104	20.30 to 17.41	1,519,361	5.30%	-4.18% to -5.25%
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
2019	0.95% to 2.25%	2,294,371	21.29 to 16.79	46,926,959	3.01%	8.40% to 6.98%
2018	0.95% to 2.25%	2,673,765	19.64 to 15.70	50,561,209	3.15%	-1.54% to -2.84%
2017	0.95% to 2.25%	3,052,862	19.95 to 16.16	58,748,255	3.31%	3.05% to 1.70%
2016	0.95% to 2.25%	3,339,797	19.36 to 15.89	62,481,243	3.69%	2.84% to 1.49%
2015	0.95% to 2.25%	3,802,568	18.82 to 15.65	69,280,984	3.90%	-1.20% to -2.49%
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)
2019	1.50% to 2.60%	113,471	15.94 to 13.07	1,698,062	2.65%	7.53% to 6.33%
2018	1.50% to 2.60%	126,884	14.83 to 12.30	1,777,309	2.86%	-2.28% to -3.38%
2017	1.50% to 2.60%	133,810	15.17 to 12.73	1,926,612	3.13%	2.20% to 1.06%
2016	1.50% to 2.60%	164,285	14.85 to 12.59	2,309,195	3.35%	1.98% to 0.85%
2015	1.50% to 2.60%	191,517	14.56 to 12.49	2,646,387	3.59%	-1.93% to -3.03%
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class 2 (FEMS2)
2019	0.95% to 1.45%	54,591	10.58 to 10.49	575,756	1.68%	27.97% to 27.32%
2018	0.95% to 1.40%	23,859	8.26 to 8.24	196,912	1.08%	-17.35% to -17.61%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class 2 (FC2)
2019	0.95% to 1.35%	30,424	11.04 to 11.01	335,690	0.19%	10.37% to 10.07%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 (FVSS2)
2019	1.50% to 2.60%	10,243	28.05 to 23.01	265,399	1.43%	32.09% to 30.61%
2018	1.50% to 2.60%	10,402	21.24 to 17.61	204,568	0.72%	-18.74% to -19.66%
2017	1.50% to 2.60%	11,734	26.14 to 21.92	284,921	1.16%	17.30% to 16.00%
2016	1.50% to 2.60%	13,418	22.28 to 18.90	278,654	0.85%	7.64% to 6.44%
2015	1.50% to 2.60%	17,974	20.70 to 17.76	350,518	0.83%	-4.64% to -5.71%
Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 (FB2)
2019	0.95% to 1.70%	567,188	14.00 to 13.61	7,902,913	1.72%	22.94% to 22.01%
2018	0.95% to 1.70%	368,192	11.39 to 11.16	4,177,589	1.50%	-5.35% to -6.07%
2017	0.95% to 1.35%	195,160	12.03 to 11.95	2,344,092	1.50%	15.02% to 14.55%
2016	0.95% to 1.35%	84,218	10.46 to 10.43	880,135	2.44%	4.60% to 4.32%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2019	0.95% to 1.30%	269,187	53.76 to 49.08	13,969,438	37.86%	30.20% to 0.30%
2018	0.95% to 1.30%	293,629	41.29 to 37.83	11,719,522	0.60%	-7.38% to -7.71%
2017	0.95% to 1.30%	319,729	44.58 to 40.99	13,806,020	0.89%	20.61% to 20.21%
2016	0.95% to 1.30%	351,906	36.96 to 34.10	12,620,741	0.71%	6.89% to -6.50%
2015	0.95% to 1.30%	392,729	34.58 to 32.02	13,201,749	0.92%	-0.40% to -0.74%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2019	0.95% to 1.95%	715,331	8.86 to 7.71	6,196,120	1.79%	8.78% to 7.68%
2018	0.95% to 1.95%	804,187	8.14 to 7.16	6,413,205	0.68%	-25.49% to -26.24%
2017	0.95% to 1.95%	939,861	10.93 to 9.71	10,084,194	1.30%	-3.70% to -4.67%
2016	0.95% to 2.05%	1,298,045	11.35 to 10.07	14,490,532	0.54%	32.24% to 30.78%
2015	0.95% to 2.05%	1,108,475	8.58 to 7.70	9,394,370	0.91%	-21.50% to -22.38%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2019	0.95% to 2.20%	4,965,109	33.19 to 19.87	161,728,813	1.94%	26.12% to 24.52%
2018	0.95% to 2.20%	5,579,760	24.91 to 15.96	144,354,614	2.10%	-9.66% to -10.43%
2017	0.95% to 2.20%	6,336,548	29.01 to 17.82	180,845,090	1.57%	11.74% to 10.33%
2016	0.95% to 2.20%	7,244,248	25.96 to 16.15	185,259,014	2.15%	16.79% to 15.32%
2015	0.95% to 2.20%	8,247,677	22.23 to 14.00	180,836,026	2.96%	-5.00% to -6.20%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class 2 (FEI2)
2019	1.50% to 2.60%	118,358	24.16 to 19.81	2,717,916	1.82%	25.20% to 23.80%
2018	1.50% to 2.60%	143,277	19.30 to 16.00	2,612,185	1.91%	-9.92% to -10.93%
2017	1.50% to 2.60%	175,487	21.42 to 17.96	3,578,413	1.46%	10.97% to 9.73%
2016	1.50% to 2.60%	197,716	19.30 to 16.37	3,639,873	2.03%	15.95% to 14.66%
2015	1.50% to 2.60%	242,717	16.65 to 14.28	3,867,429	2.83%	-5.67% to -6.73%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2019	0.95% to 1.95%	506,509	18.43 to 16.05	9,147,248	2.38%	14.90% to 13.74%
2018	0.95% to 1.95%	398,985	16.04 to 14.11	6,304,215	1.41%	-5.02% to -5.98%
2017	0.95% to 1.95%	501,255	16.89 to 15.01	8,297,860	1.44%	11.92% to 10.79%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2016	0.95% to 1.95%	537,118	15.09 to 13.54	7,956,657	1.35%	4.28% to 3.23%
2015	0.95% to 1.95%	569,772	14.47 to 13.12	8,107,848	1.54%	-1.26% to -2.26%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2019	0.95% to 1.65%	637,059	19.23 to 17.45	12,017,242	1.91%	18.87% to 18.03%
2018	0.95% to 1.65%	683,204	16.17 to 14.78	10,852,323	1.37%	-6.88% to -7.54%
2017	0.95% to 1.65%	788,462	17.37 to 15.99	13,461,176	1.49%	15.37% to 14.55%
2016	0.95% to 1.65%	781,626	15.05 to 13.96	11,582,731	1.46%	5.04% to 4.30%
2015	0.95% to 1.85%	820,828	14.33 to 13.12	11,589,360	1.67%	-1.31% to -2.21%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2019	0.95% to 1.80%	409,334	20.63 to 18.34	8,283,984	1.93%	23.19% to 22.14%
2018	0.95% to 1.80%	437,213	16.75 to 15.01	7,179,998	1.27%	-8.76% to -9.55%
2017	0.95% to 1.80%	425,270	18.36 to 16.60	7,673,341	1.37%	19.67% to 18.65%
2016	0.95% to 2.05%	462,711	15.34 to 13.62	6,979,830	1.31%	5.51% to 4.34%
2015	0.95% to 2.05%	491,009	14.54 to 13.05	7,040,849	1.54%	-1.28% to -2.38%
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 (FGI2)
2019	0.95% to 2.25%	59,228	15.06 to 14.35	889,006	3.43%	28.45% to 26.76%
2018	0.95% to 2.25%	41,258	11.73 to 11.32	482,040	0.18%	-10.06% to -11.25%
2017	0.95% to 1.55%	48,233	13.04 to 12.91	627,878	1.12%	15.51% to 14.81%
2016	0.95% to 1.55%	36,647	11.29 to 11.24	413,219	4.39%	12.89% to 12.43%	****
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
2019	0.95% to 1.15%	39,496	40.63 to 37.37	1,492,653	0.00%	0.39% to 0.39%
2018	0.95% to 1.20%	42,468	29.16 to 26.84	1,153,856	0.11%	11.30% to 10.95%
2017	0.95% to 1.30%	44,345	26.20 to 23.72	1,084,022	0.20%	33.13% to 32.66%
2016	0.95% to 1.30%	50,374	19.68 to 17.88	926,496	0.22%	0.71% to 1.05%
2015	0.95% to 1.30%	60,656	19.82 to 18.07	1,124,906	0.06%	4.48% to 4.09%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2019	0.95% to 2.20%	4,238,904	44.25 to 22.38	175,722,429	0.17%	32.91% to 31.23%
2018	0.95% to 2.20%	4,776,521	33.29 to 17.06	149,016,687	0.15%	-1.23% to -2.48%
2017	0.95% to 2.25%	5,430,132	33.71 to 13.90	172,145,036	0.13%	33.72% to 31.98%
2016	0.95% to 2.25%	6,033,833	25.21 to 10.53	143,259,482	0.00%	-0.24% to -1.55%
2015	0.95% to 2.20%	7,150,108	25.27 to 13.45	170,318,963	0.16%	6.04% to 4.70%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 (FG2)
2019	1.50% to 2.60%	86,067	31.22 to 25.60	2,549,763	0.06%	31.97% to 30.49%
2018	1.50% to 2.60%	93,748	23.65 to 19.62	2,104,700	0.04%	-1.93% to -3.04%
2017	1.50% to 2.60%	102,679	24.12 to 20.23	2,356,412	0.09%	32.80% to 31.32%
2016	1.50% to 2.60%	112,937	18.16 to 15.40	1,952,646	0.00%	-0.95% to -2.06%
2015	1.50% to 2.60%	137,756	18.34 to 15.73	2,421,026	0.03%	5.30% to 4.12%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2019	0.95% to 2.20%	2,066,203	19.80 to 14.43	41,359,444	5.30%	13.83% to 12.39%
2018	0.95% to 2.20%	2,079,838	17.40 to 12.84	36,572,943	4.73%	-4.52% to -5.73%
2017	0.95% to 2.20%	2,362,322	18.22 to 13.62	43,563,664	3.87%	6.06% to 4.72%
2016	0.95% to 2.20%	3,382,223	17.18 to 13.01	59,057,775	4.73%	13.29% to 11.86%
2015	0.95% to 2.20%	3,163,780	15.17 to 11.63	48,666,512	6.38%	-4.65% to -5.87%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2019	0.95% to 2.10%	1,940,016	16.83 to 13.86	31,766,102	2.73%	8.54% to 7.28%
2018	0.95% to 2.10%	1,859,392	15.51 to 12.92	28,063,667	2.34%	-1.58% to -2.73%
2017	0.95% to 2.10%	2,053,401	15.76 to 13.28	31,571,131	2.30%	3.17% to 1.98%
2016	0.95% to 2.20%	2,213,017	15.27 to 12.84	33,024,163	2.28%	3.64% to 2.33%
2015	0.95% to 2.10%	2,361,146	14.74 to 12.71	34,049,410	2.40%	-1.65% to -2.79%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2019	0.95% to 1.95%	882,848	22.82 to 19.87	19,738,564	0.77%	22.18% to 20.94%
2018	0.95% to 1.95%	1,046,188	18.68 to 16.43	19,162,875	0.54%	-15.45% to -16.31%
2017	0.95% to 2.25%	1,201,536	22.10 to 18.94	26,055,811	0.61%	19.56% to 18.00%
2016	0.95% to 2.25%	1,351,989	18.48 to 16.05	24,563,941	0.40%	11.05% to 9.60%
2015	0.95% to 2.20%	1,661,426	16.64 to 14.72	27,218,242	0.37%	-2.44% to -3.67%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class 2 (FMC2)
2019	1.50% to 2.60%	64,950	38.87 to 31.88	2,386,621	0.67%	21.32% to 19.97%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2018	1.50% to 2.60%	72,782	32.04 to 26.57	2,211,274	0.38%	-16.06% to -17.00%
2017	1.50% to 2.60%	89,197	38.17 to 32.01	3,213,619	0.48%	18.73% to 17.41%
2016	1.50% to 2.60%	102,792	32.15 to 27.26	3,134,229	0.29%	10.25% to 9.02%
2015	1.50% to 2.60%	133,175	29.16 to 25.01	3,697,517	0.24%	-3.10% to -4.19%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2019	0.95% to 2.20%	1,058,629	23.22 to 15.03	24,397,326	1.64%	26.46% to 24.87%
2018	0.95% to 2.20%	1,206,042	18.36 to 12.04	21,994,512	1.40%	-15.70% to -16.77%
2017	0.95% to 2.20%	1,364,344	21.78 to 14.47	29,573,944	1.31%	28.87% to 27.25%
2016	0.95% to 2.20%	1,555,550	16.90 to 11.37	26,221,420	1.29%	-6.02% to -7.20%
2015	0.95% to 2.20%	1,774,756	17.98 to 12.25	31,896,185	1.54%	2.51% to 1.21%
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class 2 (FO2)
2019	1.50% to 2.60%	91,375	11.74 to 11.14	1,057,381	1.50%	25.59% to 24.19%
2018	1.50% to 2.60%	103,544	9.34 to 8.97	957,036	1.25%	-16.34% to -17.28%
2017	1.50% to 2.60%	111,908	11.17 to 10.84	1,239,219	1.14%	28.04% to 26.62%
2016	1.50% to 2.60%	135,568	8.72 to 8.56	1,176,260	1.13%	-6.69% to -7.72%
2015	1.50% to 2.60%	171,574	9.35 to 9.28	1,600,555	1.03%	-6.52% to -7.22%	****
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2019	0.95% to 2.05%	236,859	31.60 to 25.94	7,240,770	1.57%	33.02% to 31.54%
2018	0.95% to 2.05%	253,919	23.76 to 19.72	5,847,561	0.85%	-18.12% to -19.04%
2017	0.95% to 2.05%	300,454	29.02 to 24.36	8,483,270	1.37%	18.08% to 16.77%
2016	0.95% to 2.05%	341,226	24.57 to 20.86	8,172,924	0.97%	8.44% to 7.24%
2015	0.95% to 2.05%	403,370	22.66 to 19.45	8,930,796	0.97%	-3.98% to -5.04%
Fidelity Variable Insurance Products - VIP Real Estate Portfolio: Service Class 2 (FRESS2)
2019	0.95% to 1.45%	70,373	11.54 to 11.38	809,365	1.59%	21.78% to 21.17%
2018	0.95% to 1.40%	39,374	9.47 to 9.40	372,571	3.17%	-7.35% to -7.77%
2017	0.95% to 1.40%	22,269	10.22 to 10.19	227,569	1.62%	2.24% to 1.93%	****
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2019	0.95% to 2.20%	1,729,478	19.48 to 16.38	32,786,655	5.45%	14.96% to 13.51%
2018	0.95% to 2.20%	1,888,724	16.95 to 14.43	31,218,436	4.79%	-5.22% to -6.42%
2017	0.95% to 2.20%	2,292,231	17.88 to 15.42	40,038,262	4.17%	8.63% to 7.27%
2016	0.95% to 2.20%	2,722,160	16.46 to 14.37	43,856,874	4.76%	12.94% to 11.52%
2015	0.95% to 2.20%	2,883,076	14.57 to 12.89	41,207,872	4.79%	-7.94% to -9.10%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2019	0.95% to 1.85%	326,011	22.33 to 19.71	7,200,042	1.02%	25.15% to 24.01%
2018	0.95% to 1.85%	365,050	17.84 to 15.89	6,566,045	0.88%	-13.71% to -14.50%
2017	0.95% to 1.85%	444,736	20.67 to 18.59	9,243,586	0.51%	9.60% to 8.61%
2016	0.95% to 1.85%	564,644	18.86 to 17.11	10,548,966	0.81%	28.95% to 27.79%
2015	0.95% to 1.85%	607,028	14.63 to 13.39	8,815,407	0.64%	-8.27% to -9.10%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2019	0.95% to 1.95%	308,446	12.63 to 11.93	3,855,684	0.96%	25.49% to 24.23%
2018	0.95% to 2.05%	347,335	10.07 to 9.56	3,464,636	0.81%	-16.60% to -17.53%
2017	0.95% to 2.05%	586,409	12.07 to 11.59	7,025,796	0.90%	39.08% to 37.54%
2016	0.95% to 2.05%	360,161	8.68 to 8.42	3,109,489	0.80%	16.33% to 15.04%
2015	0.95% to 2.05%	399,911	7.46 to 7.32	2,973,906	2.13%	-20.37% to -21.25%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2019	0.95% to 1.95%	371,200	9.21 to 8.69	3,407,816	1.74%	11.46% to 10.33%
2018	0.95% to 1.95%	418,364	8.26 to 7.88	3,452,319	2.64%	-16.25% to -17.10%
2017	0.95% to 1.95%	494,977	9.86 to 9.50	4,876,860	2.56%	15.59% to 14.42%
2016	0.95% to 1.95%	533,157	8.53 to 8.31	4,548,091	1.94%	6.16% to 5.09%
2015	0.95% to 1.95%	642,770	8.04 to 7.90	5,170,898	3.52%	-7.38% to -8.32%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2019	0.95% to 2.20%	1,822,612	9.98 to 9.28	18,021,033	7.14%	1.04% to -0.23%
2018	0.95% to 2.20%	2,084,883	9.87 to 9.30	20,432,036	0.00%	0.96% to -0.32%
2017	0.95% to 2.20%	2,352,471	9.78 to 9.33	22,878,917	0.00%	0.96% to -0.31%
2016	0.95% to 2.20%	2,488,411	9.69 to 9.36	24,006,948	0.00%	1.96% to 0.68%
2015	0.95% to 2.20%	3,125,167	9.50 to 9.30	29,609,643	7.99%	-5.21% to -6.41%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2019	0.95% to 1.95%	231,934	15.91 to 14.13	3,618,903	3.53%	18.72% to 17.52%
2018	0.95% to 1.95%	321,386	13.40 to 12.03	4,205,818	2.98%	-10.51% to -11.42%
2017	0.95% to 2.05%	356,578	14.98 to 13.44	5,225,254	2.91%	10.92% to 9.69%
2016	0.95% to 2.05%	471,272	13.50 to 12.26	6,255,797	3.80%	12.11% to 10.87%
2015	0.95% to 2.05%	530,907	12.04 to 11.06	6,299,895	3.07%	-7.10% to -8.14%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2019	0.95% to 1.35%	1,561	10.16 to 10.09	15,816	2.32%	7.79% to 7.35%
2018	1.10% to 1.35%	1,921	9.42 to 9.40	18,076	4.95%	-5.81% to -5.97%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2019	0.95% to 1.35%	9,237	13.47 to 13.06	123,563	1.40%	10.87% to 10.43%
2018	0.95% to 1.40%	10,799	12.15 to 11.78	130,122	0.58%	-5.25% to -5.68%
2017	0.95% to 1.40%	15,200	12.82 to 12.49	193,372	0.32%	12.04% to 11.53%
2016	0.95% to 1.35%	12,607	11.44 to 11.23	143,584	0.25%	3.35% to 2.93%
2015	0.95% to 1.35%	17,128	11.07 to 10.91	188,635	0.07%	-6.71% to -7.09%
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2019	0.95% to 1.65%	52,499	10.28 to 9.81	534,748	2.40%	4.02% to 3.28%
2018	0.95% to 1.65%	69,982	9.89 to 9.50	687,051	0.00%	-5.98% to -6.65%
2017	0.95% to 1.65%	81,754	10.51 to 10.17	853,978	0.00%	2.69% to 1.97%
2016	0.95% to 1.65%	121,608	10.24 to 9.98	1,238,068	0.10%	-1.43% to -2.12%
2015	0.95% to 1.55%	112,925	10.39 to 10.22	1,168,905	0.55%	0.88% to 0.27%
Guggenheim Variable Funds Trust - Series D (World Equity Income Series) (SBLD)
2019	1.10% to 1.15%	12,569	16.16 to 16.05	202,515	0.00%	0.20% to 0.20%
2018	0.95% to 1.15%	14,576	13.72 to 13.37	195,857	2.82%	-9.02% to -9.23%
2017	0.95% to 1.15%	17,170	15.08 to 14.73	254,251	2.69%	13.98% to 13.75%
2016	0.95% to 1.25%	19,344	13.23 to 12.81	251,590	2.76%	-9.34% to -8.93%
2015	1.10% to 1.15%	16,177	11.93 to 11.87	192,619	3.44%	-1.73% to -1.82%
Guggenheim Variable Funds Trust - Series J (StylePlus Mid Growth Series) (SBLJ)
2019	0.95% to 1.20%	5,884	23.84 to 23.04	137,490	0.00%	0.31% to 0.31%
2018	0.95% to 1.20%	7,114	18.14 to 17.57	126,760	1.29%	-7.97% to -8.25%
2017	0.95% to 1.30%	7,523	19.71 to 18.92	145,839	0.94%	23.50% to 23.02%
2016	0.95% to 1.30%	8,956	15.96 to 15.38	140,796	0.50%	-7.62% to -7.25%
2015	0.95% to 1.30%	11,328	14.83 to 14.34	165,874	1.18%	-1.07% to -1.38%
Guggenheim Variable Funds Trust - Series N (Managed Asset Allocation Series) (SBLN)
2019	0.95% to 1.20%	44,943	20.33 to 19.64	896,283	0.00%	0.19% to 0.19%
2018	0.95% to 1.20%	45,296	17.09 to 16.55	760,272	1.59%	-6.61% to -6.87%
2017	0.95% to 1.30%	34,795	18.30 to 17.56	626,137	1.53%	13.31% to 12.85%
2016	0.95% to 1.30%	35,383	16.15 to 15.56	562,690	1.29%	-7.02% to -6.65%
2015	1.10% to 1.30%	16,970	14.88 to 14.59	252,068	1.10%	-1.00% to -1.22%
Guggenheim Variable Funds Trust - Series O (All Cap Value Series) (SBLO)
2019	0.95% to 1.15%	9,091	23.19 to 22.56	206,876	0.00%	0.23% to 0.22%
2018	0.95% to 1.15%	17,613	18.92 to 18.45	328,210	1.11%	-11.46% to -11.64%
2017	0.95% to 1.15%	11,751	21.37 to 20.88	247,547	1.04%	13.67% to 13.48%
2016	0.95% to 1.15%	12,930	18.80 to 18.40	239,826	1.52%	-21.53% to -21.29%
2015	0.95% to 1.15%	12,764	15.47 to 15.17	195,074	1.01%	-5.61% to -5.78%
Guggenheim Variable Funds Trust - Series P (High Yield Series) (SBLP)
2019	0.95% to 1.15%	15,592	21.66 to 21.08	331,414	0.00%	0.11% to 0.10%
2018	0.95% to 1.25%	25,131	19.58 to 18.85	482,824	7.56%	-5.04% to -5.32%
2017	0.95% to 1.30%	18,538	20.62 to 19.79	375,131	5.16%	5.26% to 4.82%
2016	0.95% to 1.30%	13,924	19.59 to 18.88	268,189	9.00%	-16.40% to -16.04%
2015	0.95% to 1.30%	15,170	16.83 to 16.27	251,456	10.07%	-4.86% to -5.24%
Guggenheim Variable Funds Trust - Series Q (Small Cap Value Series) (SBLQ)
2019	0.95% to 1.25%	22,530	24.73 to 23.73	544,641	0.00%	0.21% to 0.21%
2018	0.95% to 1.25%	23,154	20.37 to 19.61	461,864	0.35%	-13.50% to -13.76%
2017	0.95% to 1.30%	25,423	23.55 to 22.60	587,183	0.38%	2.70% to 2.31%
2016	0.95% to 1.30%	27,178	22.93 to 22.09	612,050	0.12%	-25.44% to -25.01%
2015	0.95% to 1.30%	33,257	18.28 to 17.67	598,567	0.00%	-7.54% to -7.82%
Guggenheim Variable Funds Trust - Series V (SMid Cap Value Series) (SBLV)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2019	0.95% to 1.30%	62,262	25.31 to 24.12	1,539,664	0.00%	0.26% to 0.25%
2018	0.95% to 1.30%	72,735	20.16 to 19.29	1,435,378	0.59%	-13.81% to -14.11%
2017	0.95% to 1.30%	73,814	23.39 to 22.46	1,693,125	0.66%	12.61% to 12.24%
2016	0.95% to 1.30%	95,468	20.77 to 20.01	1,946,667	0.93%	-25.57% to -25.14%
2015	0.95% to 1.30%	101,394	16.54 to 15.99	1,650,698	0.61%	-7.70% to -8.00%
Guggenheim Variable Funds Trust - Series X (StylePlus - Small Growth Series) (SBLX)
2019	1.10% to 1.20%	3,538	22.76 to 22.45	80,405	0.00%	0.24% to 0.24%
2018	0.95% to 1.20%	4,858	18.66 to 18.08	88,937	1.07%	-11.19% to -11.37%
2017	0.95% to 1.20%	3,810	21.01 to 20.40	78,620	0.68%	21.23% to 20.92%
2016	0.95% to 1.25%	6,248	17.33 to 16.78	106,657	0.28%	-12.39% to -12.02%
2015	0.95% to 1.15%	13,076	15.42 to 15.13	198,789	0.71%	-2.22% to -2.39%
Guggenheim Variable Funds Trust - Series Y (StylePlus - Large Growth Series) (SBLY)
2019	1.10% to 1.25%	2,667	25.98 to 25.45	68,631	0.00%	0.32% to 0.32%
2018	0.95% to 1.25%	4,235	19.99 to 19.24	82,791	1.52%	-4.58% to -4.85%
2017	0.95% to 1.25%	4,825	20.95 to 20.22	99,100	1.04%	28.92% to 28.46%
2016	0.95% to 1.25%	5,084	16.25 to 15.74	81,148	0.59%	-7.69% to -7.37%
2015	0.95% to 1.25%	16,765	15.09 to 14.66	248,512	0.38%	4.50% to 4.19%
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)
2019	0.95% to 2.60%	109,377	24.34 to 23.18	2,786,714	0.00%	35.13% to 32.88%
2018	0.95% to 2.60%	120,845	18.01 to 17.45	2,296,234	0.00%	-4.81% to -6.40%
2017	0.95% to 2.60%	130,130	18.92 to 18.64	2,608,169	0.00%	25.82% to 23.74%
2016	0.95% to 2.60%	101,117	15.04 to 15.07	1,665,854	0.00%	1.05% to -0.63%
2015	0.95% to 2.60%	140,003	14.88 to 15.16	2,255,818	0.00%	3.76% to 2.03%
Invesco - Invesco V.I. Comstock Fund: Series II Shares (ACC2)
2019	1.50% to 2.60%	114,984	26.17 to 21.46	2,839,418	1.65%	23.07% to 21.69%
2018	1.50% to 2.60%	128,798	21.27 to 17.64	2,599,453	1.41%	-13.69% to -14.66%
2017	1.50% to 2.60%	149,931	24.64 to 20.67	3,520,225	1.93%	15.82% to 14.53%
2016	1.50% to 2.60%	165,817	21.28 to 18.05	3,363,738	1.22%	15.24% to 13.95%
2015	1.50% to 2.60%	209,478	18.46 to 15.84	3,699,206	1.60%	-7.60% to -8.63%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2019	0.95% to 1.25%	1,988	24.82 to 24.25	48,344	0.00%	35.46% to 35.05%
2018	0.95% to 1.30%	2,561	18.32 to 17.89	46,133	0.00%	-4.54% to -4.88%
2017	0.95% to 1.30%	2,882	19.19 to 18.81	54,489	0.06%	26.14% to 25.69%
2016	0.95% to 1.30%	1,464	15.22 to 14.97	22,051	0.00%	1.30% to 0.94%
2015	0.95% to 1.30%	1,478	15.02 to 14.83	22,028	0.00%	4.01% to 3.64%
Invesco - Invesco V.I. Core Equity Fund: Series I Shares (AVGI)
2019	1.55%	79	24.5	1,935	0.63%	26.97%
2018	1.10% to 1.55%	144	20.86 to 19.29	2,880	0.91%	-10.40% to -10.81%
2017	1.10% to 1.55%	144	23.28 to 21.63	3,222	1.05%	11.93% to 11.43%
2016	1.10% to 1.55%	144	20.80 to 19.41	2,886	0.76%	9.05% to 8.56%
2015	0.95% to 1.55%	157	19.48 to 17.88	2,906	0.98%	-6.67% to -7.23%
Invesco - Invesco V.I. Core Equity Fund: Series II Shares (AVCE2)
2019	1.50% to 2.50%	22,499	19.92 to 17.33	419,301	0.17%	26.74% to 25.45%
2018	1.50% to 2.50%	25,065	15.72 to 13.81	371,249	0.00%	-10.97% to -11.88%
2017	1.50% to 2.50%	27,025	17.66 to 15.67	451,855	0.80%	11.19% to 10.06%
2016	1.50% to 2.50%	33,768	15.88 to 14.24	511,945	0.51%	8.37% to 7.28%
2015	1.50% to 2.50%	34,516	14.65 to 13.27	485,161	0.91%	-7.41% to -8.35%
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares (IVKEI1)
2019	0.95% to 1.70%	24,204	17.72 to 16.59	418,351	2.57%	19.22% to 18.32%
2018	0.95% to 1.70%	25,275	14.86 to 14.02	367,461	2.14%	-10.37% to -11.05%
2017	0.95% to 1.70%	29,424	16.58 to 15.76	479,522	2.15%	9.98% to 9.15%
2016	0.95% to 1.70%	20,133	15.07 to 14.44	298,616	2.07%	14.03% to 13.17%
2015	0.95% to 1.70%	18,079	13.22 to 12.76	235,344	2.41%	-3.22% to -3.95%
Invesco - Invesco V.I. Health Care Fund: Series I Shares (IVHS)
2019	0.95% to 1.20%	13,508	30.19 to 29.17	398,369	0.00%	0.31% to 0.31%
2018	0.95% to 1.20%	13,264	23.00 to 22.28	298,962	0.00%	-0.04% to -0.31%
2017	0.95% to 1.20%	13,070	23.01 to 22.35	295,183	0.35%	14.71% to 14.44%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2016	0.95% to 1.20%	16,171	20.06 to 19.53	318,961	0.00%	12.29% to 12.54%
2015	0.95% to 1.20%	19,240	22.87 to 22.33	433,522	0.00%	2.19% to 1.96%
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares (IVRE)
2019	0.95% to 1.20%	11,638	16.99 to 16.42	193,161	0.00%	0.22% to 0.22%
2018	0.95% to 1.20%	13,854	13.94 to 13.51	188,963	3.89%	-7.07% to -7.28%
2017	0.95% to 1.30%	14,768	15.00 to 14.40	217,119	2.93%	11.94% to 11.63%
2016	0.95% to 1.30%	17,134	13.40 to 12.90	225,224	1.63%	-1.13% to -0.70%
2015	0.95% to 1.30%	18,254	13.25 to 12.81	237,992	3.21%	-2.43% to -2.81%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series II Shares (IVMCC2)
2019	0.95% to 1.75%	8,723	17.15 to 16.12	147,492	0.21%	23.85% to 22.85%
2018	0.95% to 1.75%	11,848	13.85 to 13.12	161,935	0.09%	-12.44% to -13.16%
2017	0.95% to 1.75%	30,149	15.82 to 15.11	472,560	0.32%	13.57% to 12.65%
2016	0.95% to 1.75%	30,540	13.93 to 13.41	422,158	0.00%	12.09% to 11.19%
2015	0.95% to 1.75%	27,780	12.43 to 12.06	342,907	0.11%	-5.19% to -5.96%
Invesco - Invesco V.I. Mid Cap Growth Fund: Series II Shares (IVKMG2)
2019	0.95% to 2.20%	58,064	21.03 to 19.08	1,195,778	0.00%	32.73% to 31.06%
2018	0.95% to 2.20%	62,022	15.85 to 14.56	959,247	0.00%	-6.77% to -7.96%
2017	0.95% to 2.20%	70,739	17.00 to 15.82	1,178,579	0.00%	20.98% to 19.46%
2016	0.95% to 2.20%	57,671	14.05 to 13.24	797,324	0.00%	-0.38% to -1.63%
2015	0.95% to 2.45%	94,924	14.10 to 13.33	1,326,271	0.00%	0.08% to -1.43%
Invesco Oppenheimer V.I. International Growth Fund: Series II (OVIGS)
2019	0.95% to 1.65%	160,495	11.27 to 10.83	1,799,969	0.72%	26.74% to 25.84%
2018	0.95% to 1.65%	142,335	8.89 to 8.60	1,260,915	0.66%	-20.32% to -20.89%
2017	0.95% to 1.65%	156,310	11.16 to 10.88	1,738,983	1.18%	25.25% to 24.37%
2016	0.95% to 1.65%	130,673	8.91 to 8.74	1,161,952	0.81%	-3.64% to -4.32%
2015	0.95% to 1.65%	71,796	9.25 to 9.14	662,918	1.26%	2.13% to 1.40%
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)
2019	0.95% to 1.35%	86,084	38.84 to 39.12	3,515,137	2.35%	34.90% to 0.34%
2018	0.95% to 1.35%	102,493	28.79 to 29.12	3,104,093	0.32%	-6.63% to -6.99%
2017	0.95% to 1.35%	112,906	30.84 to 31.31	3,668,358	0.24%	25.63% to 25.09%
2016	0.95% to 1.35%	131,688	24.55 to 25.03	3,412,678	0.40%	-3.13% to 3.51%
2015	0.95% to 1.35%	135,226	25.34 to 25.94	3,621,293	0.09%	2.55% to 2.17%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2019	0.95% to 2.60%	3,327,486	30.34 to 21.80	97,140,212	0.92%	30.54% to 28.36%
2018	0.95% to 2.60%	3,705,894	23.24 to 16.98	82,927,109	1.00%	-14.01% to -15.45%
2017	0.95% to 2.60%	4,124,005	27.03 to 20.09	107,483,681	0.93%	35.37% to 33.12%
2016	0.95% to 2.60%	4,719,143	19.96 to 15.09	91,043,133	1.06%	-0.87% to -2.51%
2015	0.95% to 2.60%	5,538,496	20.14 to 15.48	107,992,018	1.31%	2.97% to 1.24%
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)
2019	1.50% to 2.35%	27,113	31.80 to 27.29	803,937	0.64%	29.48% to 28.37%
2018	1.50% to 2.35%	28,001	24.56 to 21.26	643,502	0.78%	-14.70% to -15.44%
2017	1.50% to 2.35%	34,278	28.79 to 25.14	929,866	0.73%	34.28% to 33.13%
2016	1.50% to 2.35%	37,316	21.44 to 18.88	756,880	0.78%	-1.65% to -2.50%
2015	1.50% to 2.35%	57,832	21.80 to 19.37	1,200,945	1.07%	2.12% to 1.24%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2019	0.95% to 2.20%	2,407,684	31.91 to 20.74	79,468,520	1.10%	30.83% to 29.18%
2018	0.95% to 2.20%	2,794,427	24.39 to 16.06	70,619,655	1.16%	-8.77% to -9.92%
2017	0.95% to 2.20%	3,217,862	26.74 to 17.83	89,161,949	1.25%	15.80% to 14.35%
2016	0.95% to 2.20%	3,627,509	23.09 to 15.59	86,866,107	1.11%	10.56% to 9.17%
2015	0.95% to 2.20%	4,010,056	20.88 to 14.28	86,928,151	0.93%	2.35% to 1.06%
Invesco Oppenheimer V.I. Main Street Fund: Series II (OVGIS)
2019	1.50% to 2.60%	50,425	26.99 to 22.13	1,298,910	0.84%	29.76% to 28.31%
2018	1.50% to 2.60%	65,818	20.80 to 17.25	1,310,590	0.94%	-9.48% to -10.50%
2017	1.50% to 2.60%	82,046	22.98 to 19.27	1,815,419	1.03%	14.89% to 13.61%
2016	1.50% to 2.60%	97,674	20.00 to 16.96	1,886,355	0.85%	9.63% to 8.41%
2015	1.50% to 2.60%	105,613	18.24 to 15.64	1,868,553	0.65%	1.56% to 0.43%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2019	0.95% to 2.20%	289,998	24.13 to 20.29	6,836,932	0.20%	25.27% to 23.69%
2018	0.95% to 2.20%	368,444	19.26 to 16.40	6,950,625	0.31%	-11.18% to -12.31%
2017	0.95% to 2.20%	437,678	21.69 to 18.70	9,309,388	0.84%	13.07% to 11.65%
2016	0.95% to 2.20%	500,247	19.18 to 16.75	9,432,896	0.51%	16.93% to 15.46%
2015	0.95% to 2.20%	567,437	16.40 to 14.51	9,153,753	0.90%	-6.79% to -7.97%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2019	0.95% to 2.25%	1,535,748	34.83 to 12.17	57,280,606	0.00%	38.04% to 36.23%
2018	0.95% to 2.25%	1,695,111	25.23 to 8.93	45,856,503	0.00%	-7.34% to -8.21%
2017	0.95% to 2.25%	1,894,158	30.93 to 9.73	55,154,308	0.03%	27.57% to 25.90%
2016	0.95% to 2.25%	2,100,619	21.26 to 7.73	48,032,799	0.00%	1.36% to 0.04%
2015	0.95% to 2.20%	2,385,519	20.98 to 14.21	53,921,063	0.00%	5.59% to 4.26%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2019	0.95% to 2.20%	288,731	11.44 to 10.45	3,259,184	3.74%	9.75% to 8.37%
2018	0.95% to 2.20%	344,577	10.43 to 9.64	3,550,704	4.92%	-5.31% to -6.51%
2017	0.95% to 2.20%	394,011	11.01 to 10.31	4,296,398	2.24%	5.27% to 3.94%
2016	0.95% to 2.20%	388,269	10.46 to 9.92	4,030,567	4.78%	5.52% to 4.20%
2015	0.95% to 2.20%	437,449	9.91 to 9.52	4,313,271	6.26%	-3.19% to -4.41%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series II (OVSBS)
2019	1.50% to 2.60%	55,703	19.05 to 15.62	990,289	3.47%	8.95% to 7.73%
2018	1.50% to 2.60%	58,170	17.49 to 14.50	960,939	4.32%	-5.98% to -7.04%
2017	1.50% to 2.60%	81,296	18.60 to 15.60	1,442,987	2.03%	4.45% to 3.29%
2016	1.50% to 2.60%	99,842	17.81 to 15.10	1,708,139	4.61%	4.68% to 3.51%
2015	1.50% to 2.60%	124,990	17.01 to 14.59	2,045,017	5.45%	-3.95% to -5.03%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2019	0.95% to 2.25%	1,781,240	35.19 to 26.83	60,694,078	2.03%	20.62% to 19.04%
2018	0.95% to 2.25%	2,151,884	29.17 to 22.54	60,922,835	1.74%	-6.34% to -7.58%
2017	0.95% to 2.25%	2,573,926	31.15 to 24.38	77,920,106	1.53%	17.15% to 15.62%
2016	0.95% to 2.25%	3,110,006	26.59 to 21.09	80,526,452	0.59%	-3.49% to -4.75%
2015	0.95% to 2.25%	4,031,691	27.55 to 22.14	108,192,788	0.37%	-9.22% to -10.41%
Ivy Variable Insurance Portfolios - Balanced: Class II (WRBP)
2019	0.95% to 2.25%	1,342,507	27.29 to 20.89	35,530,055	1.77%	20.93% to 19.35%
2018	0.95% to 2.25%	1,598,557	22.56 to 17.50	35,006,417	1.59%	-4.16% to -5.43%
2017	0.95% to 2.25%	1,850,804	23.54 to 18.51	42,384,096	1.60%	10.31% to 8.87%
2016	0.95% to 2.25%	2,082,755	21.34 to 17.00	43,319,376	1.37%	1.06% to -0.26%
2015	0.95% to 2.25%	2,255,835	21.12 to 17.04	46,494,969	0.92%	-1.27% to -2.57%
Ivy Variable Insurance Portfolios - Corporate Bond: Class II (WRBDP)
2019	0.95% to 2.25%	1,949,692	19.09 to 14.40	36,090,119	2.76%	11.11% to 9.65%
2018	0.95% to 2.25%	2,185,621	17.18 to 13.13	36,477,261	2.14%	-2.84% to -4.12%
2017	0.95% to 2.25%	2,656,365	17.68 to 13.70	45,725,803	1.59%	3.03% to 1.68%
2016	0.95% to 2.25%	2,966,549	17.16 to 13.47	49,610,787	2.39%	3.05% to 1.70%
2015	0.95% to 2.25%	3,294,229	16.66 to 13.24	53,499,896	2.92%	-0.75% to -2.05%
Ivy Variable Insurance Portfolios - Core Equity: Class II (WRCEP)
2019	0.95% to 2.25%	2,816,402	28.56 to 22.29	78,202,741	0.58%	29.85% to 28.14%
2018	0.95% to 2.25%	3,336,413	22.00 to 17.40	71,441,842	0.47%	-5.42% to -6.67%
2017	0.95% to 2.25%	3,994,048	23.26 to 18.64	90,555,303	0.44%	19.61% to 18.04%
2016	0.95% to 2.25%	4,574,121	19.44 to 15.79	86,806,078	0.45%	2.76% to 1.41%
2015	0.95% to 2.25%	5,225,571	18.92 to 15.57	96,584,466	0.36%	-1.64% to -2.93%
Ivy Variable Insurance Portfolios - Global Equity Income: Class II (WRDIV)
2019	0.95% to 2.25%	367,374	25.70 to 20.89	9,207,943	2.86%	21.98% to 20.38%
2018	0.95% to 2.25%	465,003	21.07 to 17.36	9,572,415	1.67%	-12.52% to -13.68%
2017	0.95% to 2.25%	552,231	24.08 to 20.11	13,020,094	1.28%	14.47% to 12.97%
2016	0.95% to 2.25%	639,100	21.04 to 17.80	13,179,769	1.23%	5.94% to 4.55%
2015	0.95% to 2.25%	676,065	19.86 to 17.02	13,185,660	1.31%	-2.99% to -4.26%
Ivy Variable Insurance Portfolios - Energy: Class II (WRENG)
2019	0.95% to 1.80%	241,242	7.50 to 6.67	1,771,405	0.00%	2.49% to 1.62%
2018	0.95% to 1.80%	246,388	7.32 to 6.56	1,767,892	0.00%	-34.77% to -35.33%
2017	0.95% to 2.10%	320,560	11.22 to 9.79	3,530,700	0.70%	-13.47% to -14.47%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2016	0.95% to 2.25%	397,706	12.96 to 11.26	5,069,084	0.13%	33.28% to 31.53%
2015	0.95% to 2.25%	387,607	9.73 to 8.56	3,709,631	0.06%	-22.88% to -23.90%
Ivy Variable Insurance Portfolios - Global Bond: Class II (WRGBP)
2019	0.95% to 2.25%	212,631	11.78 to 10.51	2,479,162	3.56%	8.38% to 6.96%
2018	0.95% to 2.25%	287,660	10.87 to 9.82	3,100,402	2.92%	-1.13% to -2.44%
2017	0.95% to 2.25%	354,796	10.99 to 10.07	3,868,992	2.74%	3.28% to 1.93%
2016	0.95% to 2.25%	328,816	10.65 to 9.88	3,474,290	3.52%	6.02% to 4.64%
2015	0.95% to 2.25%	354,040	10.04 to 9.44	3,527,635	3.73%	-3.58% to -4.85%
Ivy Variable Insurance Portfolios - Natural Resources: Class II (WRGNR)
2019	0.95% to 2.25%	350,391	9.46 to 7.80	3,231,966	0.97%	8.42% to 6.99%
2018	0.95% to 2.25%	408,317	8.73 to 7.29	3,480,544	0.30%	-23.97% to -24.97%
2017	0.95% to 2.25%	487,297	11.48 to 9.72	5,473,809	0.14%	1.99% to 0.66%
2016	0.95% to 2.25%	575,750	11.25 to 9.65	6,352,111	0.70%	22.64% to 21.03%
2015	0.95% to 2.25%	675,666	9.17 to 7.98	6,079,702	0.10%	-23.13% to -24.14%
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)
2019	0.95% to 2.25%	3,212,033	33.40 to 26.64	104,092,542	0.00%	35.29% to 33.51%
2018	0.95% to 2.25%	3,740,610	24.68 to 19.95	89,738,558	0.03%	1.31% to -0.03%
2017	0.95% to 2.25%	4,379,946	24.37 to 19.96	103,915,338	0.25%	28.11% to 26.44%
2016	0.95% to 2.25%	4,952,140	19.02 to 15.79	91,843,490	0.02%	0.27% to -1.05%
2015	0.95% to 2.25%	5,662,400	18.97 to 15.95	104,855,060	0.11%	6.15% to 4.76%
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2019	0.95% to 2.25%	1,424,091	32.39 to 24.99	44,830,899	6.55%	10.14% to 8.69%
2018	0.95% to 2.25%	1,718,545	29.41 to 22.99	49,196,193	6.49%	-3.05% to -4.33%
2017	0.95% to 2.25%	1,999,954	30.33 to 24.03	59,123,751	5.56%	5.67% to 4.29%
2016	0.95% to 2.25%	2,227,209	28.71 to 23.04	62,393,257	7.36%	15.09% to 13.58%
2015	0.95% to 2.25%	2,481,852	24.94 to 20.29	60,453,461	6.41%	-7.39% to -8.61%
Ivy Variable Insurance Portfolios - Global Growth: Class II (WRIP)
2019	0.95% to 2.25%	915,747	21.44 to 16.49	19,008,928	0.65%	24.73% to 23.10%
2018	0.95% to 2.25%	1,068,749	17.19 to 13.40	17,826,118	0.47%	-7.17% to -8.39%
2017	0.95% to 2.25%	1,235,872	18.52 to 14.63	22,227,528	0.05%	23.34% to 21.73%
2016	0.95% to 2.25%	1,353,789	15.01 to 12.02	19,781,529	0.22%	-3.96% to -5.21%
2015	0.95% to 2.25%	1,529,441	15.63 to 12.68	23,301,211	0.42%	2.41% to 1.07%
Ivy Variable Insurance Portfolios - International Core Equity: Class II (WRI2P)
2019	0.95% to 1.85%	425,818	22.00 to 19.07	9,194,920	1.57%	17.57% to 16.50%
2018	0.95% to 2.00%	454,798	18.71 to 16.01	8,351,617	1.58%	-18.60% to -19.47%
2017	0.95% to 2.05%	483,605	22.99 to 19.74	10,913,940	1.40%	21.99% to 20.64%
2016	0.95% to 2.05%	525,621	18.84 to 16.36	9,734,207	1.34%	0.13% to -0.98%
2015	0.95% to 2.05%	557,057	18.82 to 16.52	10,301,077	1.29%	-1.88% to -2.97%
Ivy Variable Insurance Portfolios - Limited-Term Bond: Class II (WRLTBP)
2019	0.95% to 1.95%	319,088	10.69 to 9.79	3,355,395	1.64%	3.24% to 2.20%
2018	0.95% to 1.95%	396,655	10.36 to 9.58	4,052,384	1.76%	-0.18% to -1.20%
2017	0.95% to 1.95%	485,307	10.38 to 9.70	4,982,981	1.55%	0.44% to -0.57%
2016	0.95% to 1.95%	552,515	10.33 to 9.75	5,656,834	1.45%	0.97% to -0.04%
2015	0.95% to 1.95%	509,157	10.23 to 9.76	5,167,064	1.50%	-0.09% to -1.10%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2019	0.95% to 2.25%	426,547	41.39 to 34.14	17,295,230	0.00%	36.63% to 34.84%
2018	0.95% to 2.25%	493,821	30.29 to 25.32	14,670,719	0.00%	-1.01% to -2.32%
2017	0.95% to 2.25%	528,087	30.60 to 25.92	15,860,128	0.00%	25.69% to 24.05%
2016	0.95% to 2.25%	567,091	24.35 to 20.89	13,564,757	0.00%	5.11% to 3.73%
2015	0.95% to 2.25%	654,040	23.16 to 20.14	14,892,771	0.00%	-6.68% to -7.90%
Ivy Variable Insurance Portfolios - Government Money Market: Class II (WRMMP)
2019	0.95% to 2.25%	1,302,861	10.70 to 8.29	13,622,037	1.80%	0.86% to -0.46%
2018	0.95% to 2.25%	1,365,353	10.61 to 8.32	14,182,059	1.51%	0.55% to -0.77%
2017	0.95% to 2.25%	1,215,976	10.55 to 8.39	12,549,486	0.58%	-0.37% to -1.67%
2016	0.95% to 2.25%	1,267,052	10.59 to 8.53	13,159,361	0.13%	-0.82% to -2.12%
2015	0.95% to 2.25%	1,203,265	10.67 to 8.72	12,591,418	0.02%	-0.93% to -2.23%
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2019	0.95% to 2.25%	179,987	29.08 to 23.72	5,111,620	1.58%	23.25% to 21.63%
2018	0.95% to 2.25%	235,160	23.59 to 19.50	5,428,731	1.58%	-6.47% to -7.71%
2017	0.95% to 2.25%	280,422	25.23 to 21.13	6,931,780	1.31%	4.39% to 3.02%
2016	0.95% to 2.25%	323,476	24.17 to 20.51	7,668,377	1.07%	3.28% to 1.93%
2015	0.95% to 2.25%	332,526	23.40 to 20.12	7,642,660	1.04%	3.79% to 2.43%
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)
2019	0.95% to 2.25%	1,292,636	49.59 to 41.93	62,188,748	0.00%	48.06% to 46.12%
2018	0.95% to 2.25%	1,552,137	33.49 to 28.70	50,533,177	0.00%	-6.14% to -7.38%
2017	0.95% to 2.25%	1,804,275	35.69 to 30.98	62,716,606	0.00%	30.87% to 29.15%
2016	0.95% to 2.25%	2,082,654	27.27 to 23.99	55,381,636	0.00%	0.58% to -0.74%
2015	0.95% to 2.25%	2,376,530	27.11 to 24.17	62,906,817	0.00%	-3.80% to -5.07%
Ivy Variable Insurance Portfolios - Small Cap Growth: Class II (WRSCP)
2019	0.95% to 2.25%	1,276,491	29.74 to 24.01	36,873,885	0.00%	22.20% to 20.59%
2018	0.95% to 2.25%	1,468,761	24.34 to 19.91	34,773,967	0.39%	-5.03% to -6.28%
2017	0.95% to 2.25%	1,614,615	25.63 to 21.24	40,319,521	0.00%	21.95% to 20.36%
2016	0.95% to 2.25%	1,823,106	21.02 to 17.65	37,392,381	0.00%	1.94% to 0.61%
2015	0.95% to 2.25%	2,066,180	20.62 to 17.54	41,618,648	0.00%	0.91% to -0.41%
Ivy Variable Insurance Portfolios - Small Cap Core: Class II (WRSCV)
2019	0.95% to 1.85%	167,783	31.28 to 27.12	5,123,788	0.00%	23.15% to 22.03%
2018	0.95% to 1.85%	192,670	25.40 to 22.22	4,787,819	0.11%	-11.34% to -12.15%
2017	0.95% to 2.25%	219,705	28.65 to 23.92	6,161,941	0.00%	12.65% to 11.17%
2016	0.95% to 2.25%	262,487	25.44 to 21.52	6,543,381	0.38%	27.66% to 25.99%
2015	0.95% to 2.25%	244,035	19.93 to 17.08	4,762,478	0.09%	-6.48% to -7.71%
Ivy Variable Insurance Portfolios - Value: Class II (WRVP)
2019	0.95% to 2.25%	981,071	30.83 to 24.09	29,247,828	0.82%	25.13% to 23.49%
2018	0.95% to 2.25%	1,146,049	24.63 to 19.51	27,367,662	1.89%	-8.12% to -9.34%
2017	0.95% to 2.25%	1,362,899	26.81 to 21.51	35,480,978	1.43%	11.43% to 9.97%
2016	0.95% to 2.25%	1,552,197	24.06 to 19.56	36,324,391	1.21%	10.09% to 8.65%
2015	0.95% to 2.25%	1,779,137	21.86 to 18.01	37,851,824	0.79%	-4.83% to -6.08%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2019	0.95% to 2.20%	447,424	35.91 to 29.43	15,631,782	1.61%	25.56% to 23.97%
2018	0.95% to 2.20%	512,409	26.88 to 23.74	14,299,520	0.97%	-13.05% to -13.79%
2017	0.95% to 2.20%	592,502	32.75 to 27.54	18,977,914	0.81%	12.69% to 11.27%
2016	0.95% to 2.20%	694,073	29.06 to 24.75	19,746,585	0.86%	13.61% to 12.18%
2015	0.95% to 2.20%	746,110	25.58 to 22.06	18,730,612	1.00%	-3.58% to -4.80%
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
2019	0.95% to 1.75%	210,802	10.76 to 10.36	2,251,469	2.74%	8.24% to 7.37%
2018	0.95% to 1.75%	219,180	9.94 to 9.65	2,163,932	2.70%	-2.23% to -3.02%
2017	0.95% to 1.65%	206,960	10.17 to 9.98	2,096,413	2.57%	2.37% to 1.65%
2016	0.95% to 1.65%	184,707	9.93 to 9.82	1,831,025	2.78%	1.25% to 0.54%
2015	0.95% to 1.60%	90,278	9.81 to 9.77	884,629	1.78%	-1.91% to -2.34%	****
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
2019	0.95% to 2.20%	3,185,452	31.16 to 24.20	96,036,487	0.02%	35.55% to 33.84%
2018	0.95% to 2.20%	3,542,205	22.99 to 18.08	78,925,798	1.20%	0.36% to -0.53%
2017	0.95% to 2.25%	3,950,208	32.63 to 18.01	87,500,015	0.00%	28.76% to 27.08%
2016	0.95% to 2.25%	4,485,820	17.72 to 14.17	77,285,106	0.87%	0.98% to -0.35%
2015	0.95% to 2.20%	5,373,132	17.55 to 14.34	91,814,219	1.21%	10.87% to 9.47%
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
2019	0.95% to 2.20%	2,497,847	19.31 to 14.99	46,746,845	0.42%	43.44% to 41.63%
2018	0.95% to 2.20%	2,763,215	13.46 to 10.59	36,109,950	1.04%	-0.05% to -1.32%
2017	0.95% to 2.20%	2,948,561	13.47 to 10.73	38,609,887	0.44%	43.54% to 41.74%
2016	0.95% to 2.20%	2,960,362	9.39 to 7.57	27,046,770	0.09%	12.77% to 11.35%
2015	0.95% to 2.20%	3,468,814	8.32 to 6.80	28,142,322	0.78%	3.61% to 2.34%
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
2019	0.95% to 2.20%	2,705,146	15.14 to 11.75	39,638,521	1.91%	25.50% to 23.92%
2018	0.95% to 2.20%	2,946,405	12.06 to 9.48	34,465,273	1.65%	-15.95% to -17.02%
2017	0.95% to 2.20%	3,370,989	14.35 to 11.43	46,974,710	1.59%	29.57% to 27.94%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2016	0.95% to 2.20%	3,831,773	11.08 to 8.93	41,290,767	4.95%	-7.59% to -8.75%
2015	0.95% to 2.20%	4,364,194	11.99 to 9.79	50,989,446	0.50%	-9.67% to -10.81%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2019	0.95% to 1.40%	245,766	10.73 to 10.46	2,624,464	0.90%	17.02% to 16.49%
2018	0.95% to 1.45%	292,949	9.17 to 8.95	2,671,417	1.57%	-19.33% to -19.74%
2017	0.95% to 1.60%	376,424	11.37 to 11.09	4,262,700	1.76%	26.62% to 25.79%
2016	0.95% to 1.65%	310,974	8.98 to 8.81	2,781,792	1.37%	19.64% to 18.79%
2015	0.95% to 1.40%	158,404	7.50 to 7.45	1,187,066	1.24%	-20.82% to -21.18%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2019	0.95% to 1.40%	96,036	10.83 to 10.65	1,034,713	3.51%	7.38% to 6.89%
2018	0.95% to 1.40%	49,910	10.08 to 9.96	501,164	3.34%	-1.97% to -2.42%
2017	0.95% to 1.40%	45,811	10.29 to 10.21	469,959	2.71%	2.88% to 2.41%
2016	0.95% to 1.80%	32,148	10.00 to 9.94	320,947	3.58%	-0.02% to -0.59%	****
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2019	1.50% to 2.60%	25,014	27.44 to 22.50	650,243	0.00%	36.20% to 34.68%
2018	1.50% to 2.60%	37,686	20.15 to 16.71	710,373	0.00%	-0.57% to -1.69%
2017	1.50% to 2.60%	36,826	20.26 to 17.00	700,600	0.00%	24.78% to 23.39%
2016	1.50% to 2.60%	46,527	16.24 to 13.77	716,060	0.00%	3.05% to 1.90%
2015	1.50% to 2.60%	64,299	15.76 to 13.52	966,597	0.00%	2.87% to 1.72%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2019	0.95% to 2.45%	128,486	23.39 to 29.58	3,122,430	0.00%	39.93% to 37.81%
2018	0.95% to 2.45%	105,439	16.72 to 21.46	1,873,782	0.00%	-2.66% to -4.14%
2017	0.95% to 2.45%	91,074	17.17 to 22.39	1,671,828	0.00%	25.14% to 23.25%
2016	0.95% to 2.45%	90,814	13.72 to 18.17	1,353,250	0.00%	7.77% to 6.14%
2015	0.95% to 2.45%	115,987	12.74 to 17.11	1,617,222	0.00%	-3.08% to -4.54%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2019	0.95% to 2.60%	1,240,655	25.55 to 25.28	31,626,952	1.88%	28.28% to 26.14%
2018	0.95% to 2.60%	1,442,810	19.92 to 20.04	28,725,144	1.29%	-11.59% to -12.70%
2017	0.95% to 2.60%	1,716,544	22.43 to 22.95	38,580,631	1.73%	16.24% to 14.31%
2016	0.95% to 2.60%	1,996,361	19.30 to 20.08	38,626,135	1.87%	12.70% to 10.83%
2015	0.95% to 2.60%	1,981,083	17.12 to 18.12	34,071,884	2.07%	-1.88% to -3.51%
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Service Class (MVIGSC)
2019	0.95% to 1.20%	7,603	10.88 to 10.87	82,685	0.96%	8.84% to 8.65%	****
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2019	0.95% to 2.60%	914,708	23.08 to 19.62	20,716,699	1.45%	24.46% to 22.39%
2018	0.95% to 2.60%	1,031,069	18.55 to 16.04	18,801,583	0.90%	-10.59% to -12.09%
2017	0.95% to 2.60%	1,089,314	26.22 to 18.24	22,277,408	1.35%	25.62% to 23.53%
2016	0.95% to 2.60%	1,120,560	16.51 to 14.76	18,278,255	1.16%	2.86% to 1.15%
2015	0.95% to 2.60%	1,208,379	16.05 to 14.60	19,199,545	1.76%	5.31% to 3.56%
Morgan Stanley Variable Insurance Fund, Inc. - Global Infrastructure Portfolio: Class II (MSGI2)
2019	0.95% to 1.85%	114,229	12.09 to 11.59	1,369,670	2.40%	26.65% to 25.50%
2018	0.95% to 1.85%	103,683	9.55 to 9.23	983,070	2.88%	-8.77% to -9.60%
2017	0.95% to 1.85%	105,157	10.47 to 10.22	1,094,370	2.34%	11.48% to 10.47%
2016	0.95% to 1.85%	104,089	9.39 to 9.25	973,896	4.02%	13.88% to 12.85%
2015	0.95% to 1.20%	8,845	8.25 to 8.23	72,897	1.36%	-17.55% to -17.69%	****
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2019	0.95% to 2.20%	378,393	15.72 to 13.22	5,795,774	4.09%	9.83% to 8.44%
2018	0.95% to 2.20%	287,592	14.32 to 12.19	3,973,391	2.64%	-1.60% to -2.85%
2017	0.95% to 2.20%	356,269	14.55 to 12.55	5,025,166	3.09%	5.24% to 3.91%
2016	0.95% to 2.20%	362,770	13.83 to 12.07	4,869,447	1.95%	5.11% to 3.78%
2015	0.95% to 2.20%	336,605	13.15 to 11.63	4,277,688	3.14%	-1.59% to -2.84%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class II (MSVF2)
2019	1.50% to 2.20%	37,564	14.69 to 13.04	514,640	3.91%	8.95% to 8.18%
2018	1.50% to 2.60%	43,085	13.48 to 11.31	543,047	2.33%	-2.41% to -3.50%
2017	1.50% to 2.60%	40,685	13.82 to 11.72	525,773	2.91%	4.31% to 3.15%
2016	1.50% to 2.60%	40,850	13.25 to 11.36	508,233	1.66%	4.28% to 3.12%
2015	1.50% to 2.60%	41,530	12.70 to 11.02	497,794	3.50%	-2.32% to -3.41%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2019	0.95% to 2.15%	88,044	35.93 to 33.21	3,702,251	5.91%	13.17% to 11.80%
2018	0.95% to 2.15%	111,821	31.75 to 29.70	4,201,625	5.59%	-7.83% to -8.96%
2017	0.95% to 2.15%	123,055	34.45 to 32.63	4,996,238	5.42%	8.67% to 7.36%
2016	0.95% to 2.15%	141,984	31.70 to 30.39	5,303,193	5.51%	9.51% to 8.18%
2015	0.95% to 2.15%	159,150	28.95 to 28.09	5,415,071	5.29%	-2.06% to -3.24%
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)
2019	1.60% to 1.75%	3,294	24.27 to 23.56	77,655	0.00%	37.87% to 37.66%
2018	1.60% to 1.75%	3,339	17.61 to 17.11	57,180	0.00%	8.87% to 8.70%
2017	1.60% to 1.75%	3,504	16.17 to 15.74	55,248	0.00%	36.55% to 36.34%
2016	1.60% to 1.75%	3,555	11.84 to 11.55	41,106	0.00%	-10.24% to -10.37%
2015	1.60% to 1.75%	3,622	13.19 to 12.88	46,737	0.00%	-7.40% to -7.54%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2019	1.60% to 1.75%	13,864	52.20 to 46.14	699,177	2.11%	17.04% to 16.86%
2018	1.20% to 1.75%	21,356	49.96 to 39.48	931,111	2.72%	-8.83% to -9.34%
2017	1.60% to 1.75%	21,182	49.12 to 43.55	1,017,453	1.44%	1.46% to 1.31%
2016	1.60% to 1.75%	21,611	48.41 to 42.99	1,015,490	1.34%	5.11% to 4.95%
2015	1.60% to 1.75%	21,115	47.83 to 0.00	951,516	1.36%	0.79% to 0.00%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2019	0.95%	9	10.5	94	0.14%	4.98%	****
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2019	0.95% to 2.20%	3,975,035	19.79 to 14.07	72,593,513	2.26%	5.26% to 3.93%
2018	0.95% to 2.20%	4,518,239	18.80 to 13.54	78,459,887	2.10%	-1.00% to -2.26%
2017	0.95% to 2.20%	5,000,192	18.99 to 13.85	87,797,343	2.04%	1.12% to -0.16%
2016	0.95% to 2.20%	5,660,653	18.78 to 13.87	98,589,509	1.80%	-0.21% to -1.47%
2015	0.95% to 2.25%	6,561,577	18.82 to 14.47	114,597,295	1.69%	-1.06% to -2.36%
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II (GBF2)
2019	1.50% to 2.60%	89,252	13.45 to 11.03	1,117,303	2.13%	4.42% to 3.25%
2018	1.50% to 2.60%	96,356	12.88 to 10.68	1,160,208	1.86%	-1.76% to -2.86%
2017	1.50% to 2.60%	121,441	13.11 to 11.00	1,506,699	1.74%	0.31% to -0.81%
2016	1.50% to 2.60%	145,340	13.07 to 11.09	1,810,827	1.49%	-1.02% to -2.12%
2015	1.50% to 2.60%	170,703	13.21 to 11.33	2,160,512	1.36%	-1.87% to -2.96%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2019	0.95% to 2.60%	1,403,248	22.29 to 15.57	30,127,666	4.79%	8.13% to 6.33%
2018	0.95% to 2.60%	1,565,384	20.61 to 14.64	31,173,731	2.67%	-3.28% to -4.90%
2017	0.95% to 2.60%	1,786,833	21.31 to 15.40	36,878,896	4.65%	5.32% to 3.57%
2016	0.95% to 2.60%	1,929,344	20.24 to 14.87	37,893,831	3.22%	7.62% to 5.83%
2015	0.95% to 2.60%	2,169,533	18.80 to 14.05	39,648,718	1.92%	-3.84% to -5.42%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2019	0.95% to 2.20%	1,035,501	28.77 to 19.68	28,321,633	5.63%	13.65% to 12.22%
2018	0.95% to 2.20%	1,151,452	25.32 to 17.54	27,734,800	5.47%	-3.93% to -5.14%
2017	0.95% to 2.20%	1,363,436	26.35 to 18.49	34,251,715	5.30%	5.75% to 4.41%
2016	0.95% to 2.20%	1,520,099	24.92 to 17.71	36,143,274	5.29%	13.07% to 11.65%
2015	0.95% to 2.20%	1,719,022	22.04 to 15.86	36,301,313	5.11%	-3.53% to -4.75%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2019	0.95% to 1.75%	741,252	13.20 to 11.82	9,574,291	1.83%	7.95% to 7.08%
2018	0.95% to 1.75%	808,156	12.23 to 11.03	9,688,095	2.26%	-2.02% to -2.81%
2017	0.95% to 1.85%	885,842	12.48 to 11.22	10,849,257	1.17%	2.23% to 1.31%
2016	0.95% to 1.85%	1,010,693	12.21 to 11.08	12,114,703	2.45%	1.68% to 0.76%
2015	0.95% to 1.85%	1,120,166	12.01 to 10.99	13,235,992	1.33%	-1.18% to -2.08%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class II (NVLCP2)
2019	0.95% to 1.65%	229,702	15.03 to 13.84	3,373,843	2.70%	8.55% to 7.79%
2018	0.95% to 1.60%	251,080	13.85 to 12.91	3,409,080	2.41%	-2.39% to -3.04%
2017	0.95% to 1.60%	273,409	14.19 to 13.31	3,812,912	2.29%	2.78% to 2.11%
2016	0.95% to 1.65%	288,743	13.80 to 12.98	3,930,374	2.62%	2.36% to 1.64%
2015	0.95% to 1.65%	339,642	13.49 to 12.77	4,526,551	1.44%	-1.46% to -2.16%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2019	0.95% to 1.80%	459,396	14.53 to 13.14	6,478,987	3.67%	7.91% to 6.98%
2018	0.95% to 1.75%	395,995	13.46 to 12.35	5,206,338	3.20%	-1.37% to -2.17%
2017	0.95% to 1.75%	383,241	13.65 to 12.62	5,126,676	2.91%	3.41% to 2.57%
2016	0.95% to 1.75%	424,477	13.20 to 12.30	5,506,918	2.83%	4.35% to 3.51%
2015	0.95% to 1.80%	456,419	12.65 to 11.84	5,687,351	2.87%	-1.66% to -2.51%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class II (NVCBD2)
2019	1.50% to 2.50%	44,245	13.21 to 11.73	552,794	2.68%	7.07% to 5.98%
2018	1.50% to 2.50%	48,114	12.34 to 11.06	565,049	2.87%	-2.19% to -3.18%
2017	1.50% to 2.50%	50,279	12.61 to 11.43	607,095	2.77%	2.62% to 1.58%
2016	1.50% to 2.50%	51,050	12.29 to 11.25	603,342	2.78%	3.43% to 2.39%
2015	1.50% to 2.50%	53,901	11.88 to 10.99	619,561	2.78%	-2.37% to -3.36%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2019	0.95% to 1.80%	452,268	11.21 to 10.15	4,979,014	2.17%	3.10% to 2.23%
2018	0.95% to 1.60%	486,503	10.87 to 10.13	5,222,068	1.93%	-0.14% to -0.80%
2017	0.95% to 1.60%	562,719	10.89 to 10.22	6,069,271	1.52%	0.62% to -0.04%
2016	0.95% to 1.60%	644,345	10.82 to 10.22	6,911,500	1.56%	1.52% to 0.86%
2015	0.95% to 1.60%	764,104	10.66 to 10.13	8,078,604	1.83%	-1.29% to -1.94%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2019	0.95% to 2.60%	11,955,053	12.10 to 7.92	136,512,897	1.36%	0.81% to -0.86%
2018	0.95% to 2.60%	13,301,908	10.54 to 7.99	150,960,316	1.35%	-0.03% to -1.26%
2017	0.95% to 2.60%	13,536,173	11.95 to 8.10	153,060,439	0.41%	0.00% to -2.18%
2016	0.95% to 2.60%	14,175,040	12.01 to 8.28	161,471,288	0.01%	-0.94% to -2.59%
2015	0.95% to 2.60%	15,081,802	12.13 to 8.50	173,918,158	0.00%	-0.95% to -2.60%
Nationwide Variable Insurance Trust - BlackRock NVIT Managed Global Allocation Fund: Class II (NVMGA2)
2019	0.95% to 1.45%	12,856	12.25 to 12.02	156,313	0.53%	13.85% to 13.28%
2018	0.95% to 1.45%	15,243	10.76 to 10.61	163,162	0.82%	-9.35% to -9.81%
2017	0.95% to 1.40%	15,649	11.87 to 11.78	185,126	1.58%	17.31% to 16.78%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II (NAMGI2)
2019	0.95% to 1.35%	10,602	15.43 to 15.10	162,693	1.03%	20.82% to 20.34%
2018	0.95% to 1.20%	23,875	12.77 to 12.63	302,752	1.12%	-3.51% to -3.75%
2017	0.95% to 1.20%	20,215	13.24 to 13.12	266,330	0.98%	20.54% to 20.24%
2016	0.95% to 1.40%	19,769	10.98 to 10.86	216,558	0.58%	9.00% to 8.51%
2015	0.95% to 1.40%	50,838	10.08 to 10.01	511,378	4.49%	-0.81% to -1.26%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
2019	0.95% to 2.60%	841,394	24.98 to 20.54	20,310,052	3.97%	29.29% to 27.14%
2018	0.95% to 2.60%	960,789	19.32 to 16.15	17,994,847	0.30%	-4.00% to -5.61%
2017	0.95% to 2.60%	1,059,923	20.13 to 17.11	20,724,657	0.34%	28.97% to 26.83%
2016	0.95% to 2.60%	1,226,707	15.61 to 13.49	18,606,754	0.81%	1.22% to -0.46%
2015	0.95% to 2.60%	1,442,117	15.42 to 13.56	21,629,875	0.44%	2.45% to 0.75%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class II (NVMLG2)
2019	1.50% to 2.60%	8,997	22.76 to 19.97	191,541	3.14%	28.27% to 26.83%
2018	1.50% to 2.60%	14,692	17.75 to 15.74	249,776	0.05%	-4.81% to -5.88%
2017	1.50% to 2.60%	15,981	18.64 to 16.73	286,411	0.10%	27.94% to 26.51%
2016	1.50% to 2.60%	17,367	14.57 to 13.22	243,961	0.53%	0.46% to -0.65%
2015	1.50% to 2.60%	24,414	14.50 to 13.31	342,434	0.22%	1.58% to 0.45%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
2019	0.95% to 2.15%	264,285	22.79 to 20.25	5,926,792	19.56%	24.21% to 22.71%
2018	0.95% to 2.15%	328,297	18.34 to 16.50	5,926,158	1.47%	-12.43% to -13.50%
2017	0.95% to 2.15%	363,889	20.95 to 19.08	7,516,108	1.43%	13.45% to 12.08%
2016	0.95% to 2.15%	401,532	18.46 to 17.02	7,317,322	1.78%	15.25% to 13.86%
2015	0.95% to 2.15%	473,437	16.02 to 14.95	7,503,972	1.22%	-4.07% to -5.23%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class II (NVMLV2)
2019	0.95% to 2.60%	70,890	18.96 to 15.59	1,257,565	21.76%	23.91% to 21.85%
2018	0.95% to 2.60%	91,899	15.31 to 12.79	1,307,043	1.11%	-12.64% to -14.10%
2017	0.95% to 2.60%	125,935	17.52 to 14.89	2,068,055	1.17%	13.28% to 11.40%
2016	0.95% to 2.60%	156,242	15.47 to 13.37	2,283,927	1.58%	14.95% to 13.04%
2015	0.95% to 2.60%	191,245	13.45 to 11.83	2,448,449	0.96%	-4.35% to -5.95%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2019	0.95% to 2.20%	2,932,841	25.00 to 21.56	72,069,131	0.00%	35.95% to 34.23%
2018	0.95% to 2.20%	3,298,578	17.57 to 16.06	59,718,891	0.00%	-8.10% to -8.91%
2017	0.95% to 2.20%	3,748,438	19.93 to 17.63	73,642,596	0.00%	26.53% to 24.94%
2016	0.95% to 2.20%	4,245,635	15.75 to 14.11	66,025,117	0.00%	5.46% to 4.13%
2015	0.95% to 2.20%	4,860,617	14.94 to 13.55	71,776,563	0.00%	-1.13% to -2.38%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class II (NVMMG2)
2019	1.20% to 2.10%	232,990	23.56 to 21.17	5,427,137	0.00%	35.20% to 33.96%
2018	1.20% to 2.10%	270,284	17.43 to 15.81	4,663,047	0.00%	-8.17% to -9.01%
2017	1.20% to 2.10%	292,115	18.98 to 17.37	5,493,985	0.00%	26.00% to 24.85%
2016	1.20% to 2.10%	332,054	15.06 to 13.91	4,962,356	0.00%	4.79% to 3.83%
2015	1.20% to 2.10%	401,461	14.37 to 13.40	5,731,830	0.00%	-1.54% to -2.44%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
2019	0.95% to 2.05%	1,338,588	24.09 to 21.38	31,720,849	1.23%	31.88% to 30.42%
2018	0.95% to 2.05%	1,555,405	18.26 to 16.39	27,984,946	1.07%	-17.26% to -18.18%
2017	0.95% to 2.05%	1,740,538	22.07 to 20.04	37,912,438	1.23%	24.58% to 23.20%
2016	0.95% to 2.05%	1,896,293	17.72 to 16.26	33,210,472	1.42%	-3.05% to -4.12%
2015	0.95% to 2.20%	2,150,022	18.27 to 16.79	38,901,498	0.69%	-1.46% to -2.68%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2019	0.95% to 2.60%	3,099,421	19.15 to 15.74	58,246,990	1.67%	29.46% to 27.30%
2018	0.95% to 2.60%	3,510,999	14.79 to 12.36	51,023,054	1.79%	-4.84% to -6.44%
2017	0.95% to 2.60%	4,096,107	15.54 to 13.21	62,640,517	2.07%	5.49% to 3.74%
2016	0.95% to 2.60%	4,912,596	14.73 to 12.74	71,352,050	1.93%	6.33% to 4.57%
2015	0.95% to 2.60%	5,670,812	13.85 to 12.18	77,589,309	2.57%	-6.26% to -7.82%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2019	0.95% to 2.20%	2,157,798	23.81 to 20.53	50,239,000	2.26%	22.67% to 21.12%
2018	0.95% to 2.20%	2,419,512	18.54 to 16.95	46,004,019	1.03%	-14.36% to -15.08%
2017	0.95% to 2.20%	2,758,463	22.56 to 19.96	61,082,501	1.09%	12.76% to 11.34%
2016	0.95% to 2.20%	3,154,163	20.01 to 17.92	62,056,573	1.35%	16.48% to 15.01%
2015	0.95% to 2.20%	3,573,773	17.18 to 15.58	60,471,674	1.14%	-3.81% to -5.02%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2019	0.95% to 2.20%	2,531,660	22.23 to 19.17	55,414,719	0.65%	26.86% to 25.25%
2018	0.95% to 2.20%	3,000,327	17.52 to 15.30	51,829,510	0.53%	-5.68% to -6.87%
2017	0.95% to 2.20%	3,476,158	18.58 to 16.43	63,750,440	0.52%	23.67% to 22.12%
2016	0.95% to 2.20%	3,879,954	15.02 to 13.46	57,610,005	0.77%	12.53% to 11.11%
2015	0.95% to 2.20%	4,465,236	13.35 to 12.11	58,982,464	0.75%	-2.02% to -3.26%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class II (NVNMO2)
2019	0.95% to 1.35%	21,042	16.28 to 16.04	341,496	0.52%	26.87% to 26.36%
2018	0.95% to 1.40%	28,758	12.83 to 12.68	368,244	0.44%	-5.91% to -6.34%
2017	0.95% to 1.40%	22,823	13.64 to 13.54	310,774	0.35%	23.58% to 23.02%
2016	1.00% to 1.40%	8,239	11.03 to 11.00	90,768	0.09%	10.33% to 10.03%	****
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
2019	0.95% to 1.75%	120,773	23.01 to 20.93	2,717,752	0.83%	24.81% to 23.80%
2018	0.95% to 1.75%	134,206	18.43 to 16.91	2,425,159	0.55%	-6.69% to -7.45%
2017	0.95% to 1.75%	193,489	19.75 to 18.27	3,768,173	0.62%	17.49% to 16.55%
2016	0.95% to 1.75%	205,173	16.81 to 15.67	3,403,609	0.76%	9.07% to 8.19%
2015	0.95% to 1.75%	262,210	15.42 to 14.49	3,993,778	0.82%	-1.27% to -2.07%
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
2019	0.95% to 2.20%	3,158,015	31.97 to 27.92	99,111,280	2.64%	25.75% to 24.16%
2018	0.95% to 2.20%	3,708,851	24.44 to 22.49	92,716,720	1.37%	-10.60% to -11.35%
2017	0.95% to 2.20%	4,193,729	28.31 to 25.37	116,958,440	1.63%	7.65% to 6.29%
2016	0.95% to 2.20%	4,807,368	26.30 to 23.86	124,758,156	2.32%	19.30% to 17.80%
2015	0.95% to 2.20%	5,407,882	22.05 to 20.26	117,824,510	2.34%	-5.18% to -6.38%
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class II (NVAMV2)
2019	1.50% to 2.60%	60,234	29.53 to 26.20	1,707,962	2.50%	24.78% to 23.39%
2018	1.50% to 2.60%	66,460	23.67 to 21.23	1,516,447	1.22%	-10.84% to -11.84%
2017	1.50% to 2.60%	73,857	26.55 to 24.09	1,899,112	1.50%	6.82% to 5.63%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2016	1.50% to 2.60%	82,150	24.85 to 22.80	1,985,540	2.15%	18.41% to 17.10%
2015	1.50% to 2.60%	99,337	20.99 to 19.47	2,035,516	2.16%	-5.88% to -6.93%
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
2019	0.95% to 2.20%	9,335,275	41.72 to 36.44	383,823,636	1.69%	36.31% to 34.59%
2018	0.95% to 2.20%	10,644,655	29.45 to 27.07	321,479,295	0.75%	-2.59% to -3.46%
2017	0.95% to 2.20%	12,144,433	31.30 to 28.04	375,565,565	0.47%	26.11% to 24.52%
2016	0.95% to 2.20%	13,826,695	24.82 to 22.52	339,514,154	0.73%	2.65% to 1.36%
2015	0.95% to 2.20%	14,720,969	24.18 to 22.22	352,489,692	0.61%	4.09% to 2.78%
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class II (NVOLG2)
2019	1.50% to 2.60%	166,560	38.28 to 33.96	6,187,514	1.48%	35.27% to 33.76%
2018	1.50% to 2.60%	188,414	28.30 to 25.39	5,191,832	0.48%	-3.03% to -4.12%
2017	1.50% to 2.60%	225,038	29.18 to 26.48	6,415,137	0.23%	25.17% to 23.78%
2016	1.50% to 2.60%	261,321	23.32 to 21.39	5,967,469	0.47%	1.78% to 0.65%
2015	1.50% to 2.60%	327,376	22.91 to 21.26	7,363,580	0.36%	3.25% to 2.10%
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
2019	0.95% to 1.75%	117,485	16.35 to 15.00	1,890,669	2.34%	11.42% to 10.52%
2018	0.95% to 1.75%	133,213	14.68 to 13.57	1,928,237	1.79%	-16.49% to -17.17%
2017	0.95% to 1.75%	160,476	17.58 to 16.38	2,784,652	2.07%	21.56% to 20.58%
2016	0.95% to 1.75%	129,313	14.46 to 13.59	1,843,127	1.82%	0.16% to -0.65%
2015	0.95% to 1.75%	185,260	14.44 to 13.68	2,646,233	1.95%	-4.82% to -5.58%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2019	0.95% to 1.40%	45,417	10.68 to 10.60	483,794	4.06%	5.57% to 5.09%
2018	1.05% to 1.40%	14,555	10.11 to 10.09	146,851	3.28%	1.12% to 0.88%	****
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
2019	0.95% to 2.20%	3,123,713	34.18 to 20.52	104,601,831	1.18%	28.08% to 26.46%
2018	0.95% to 2.20%	3,494,760	24.46 to 16.22	91,392,188	1.05%	-1.35% to -2.22%
2017	0.95% to 2.20%	3,956,705	26.95 to 16.59	104,600,457	0.99%	19.38% to 17.88%
2016	0.95% to 2.20%	4,424,081	22.57 to 14.07	98,043,019	1.39%	10.33% to 8.95%
2015	0.95% to 2.20%	5,044,404	20.46 to 12.92	101,343,892	1.18%	-0.02% to -1.29%
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class II (TRF2)
2019	1.60% to 2.60%	13,365	26.88 to 22.44	332,866	0.89%	26.96% to 25.67%
2018	1.50% to 2.60%	14,833	21.53 to 17.86	295,023	0.80%	-1.78% to -2.88%
2017	1.50% to 2.60%	16,733	21.92 to 18.39	341,511	0.76%	18.45% to 17.13%
2016	1.50% to 2.60%	18,203	18.51 to 15.70	315,937	1.16%	9.50% to 8.28%
2015	1.50% to 2.60%	19,398	16.91 to 14.50	309,663	1.00%	-0.85% to -1.96%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2019	0.95% to 2.20%	693,926	29.80 to 18.25	20,097,739	1.80%	26.10% to 24.51%
2018	0.95% to 2.20%	780,284	23.63 to 14.66	17,958,754	1.75%	-8.14% to -9.31%
2017	0.95% to 2.20%	897,950	25.72 to 16.17	22,541,501	3.02%	16.88% to 15.41%
2016	0.95% to 2.20%	1,064,864	22.01 to 14.01	22,914,163	2.65%	16.77% to 15.30%
2015	0.95% to 2.20%	1,274,443	18.85 to 12.15	23,539,407	1.52%	-7.19% to -8.36%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2019	0.95% to 2.20%	614,712	38.17 to 29.36	22,555,236	0.00%	34.42% to 32.73%
2018	0.95% to 2.20%	675,853	28.40 to 22.12	18,491,334	0.00%	-8.82% to -9.98%
2017	0.95% to 2.20%	764,132	31.14 to 24.57	22,973,259	0.00%	23.74% to 22.19%
2016	0.95% to 2.20%	846,229	25.17 to 20.11	20,598,250	0.00%	7.28% to 5.93%
2015	0.95% to 2.20%	983,995	23.46 to 18.99	22,385,877	0.00%	-0.21% to -1.46%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class II (SCGF2)
2019	1.50% to 2.60%	14,853	24.26 to 19.89	330,057	0.00%	33.35% to 31.86%
2018	1.50% to 2.60%	15,327	18.19 to 15.09	256,748	0.00%	-9.60% to -10.62%
2017	1.50% to 2.60%	14,682	20.12 to 16.88	280,887	0.00%	22.78% to 21.42%
2016	1.50% to 2.60%	15,975	16.39 to 13.90	249,560	0.00%	6.44% to 5.26%
2015	1.50% to 2.60%	19,490	15.40 to 13.21	286,181	0.00%	-0.98% to -2.08%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2019	0.95% to 2.20%	1,336,070	49.98 to 39.78	71,743,724	0.07%	24.45% to 22.88%
2018	0.95% to 2.20%	1,520,562	40.16 to 32.37	65,751,264	0.01%	-13.47% to -14.57%
2017	0.95% to 2.20%	1,736,039	46.41 to 37.89	86,749,562	0.00%	12.41% to 11.00%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.95% to 2.20%	1,985,041	41.29 to 34.14	88,301,877	0.32%	21.67% to 20.14%
2015	0.95% to 2.20%	2,216,569	33.93 to 28.41	81,173,280	0.36%	-2.58% to -3.80%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II (SCF2)
2019	1.50% to 2.60%	30,782	30.44 to 24.96	877,797	0.00%	23.47% to 22.09%
2018	1.50% to 2.60%	34,162	24.65 to 20.45	789,349	0.00%	-14.15% to -15.11%
2017	1.50% to 2.60%	39,132	28.72 to 24.09	1,059,078	0.00%	11.51% to 10.26%
2016	1.50% to 2.60%	44,028	25.75 to 21.84	1,070,391	0.10%	20.71% to 19.37%
2015	1.50% to 2.60%	55,762	21.34 to 18.30	1,129,265	0.12%	-3.37% to -4.45%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2019	0.95% to 2.05%	515,740	27.70 to 22.34	13,823,367	2.50%	21.78% to 20.43%
2018	0.95% to 2.05%	550,238	22.75 to 18.55	12,134,908	0.66%	-18.21% to -19.12%
2017	0.95% to 2.05%	641,612	27.81 to 22.94	17,311,100	1.36%	40.16% to 38.61%
2016	0.95% to 2.05%	696,174	19.84 to 16.55	13,414,648	0.81%	6.70% to 5.51%
2015	0.95% to 2.05%	748,860	18.60 to 15.69	13,564,897	0.79%	-16.79% to -17.72%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class II (GEM2)
2019	1.50% to 2.20%	24,496	11.46 to 11.01	274,975	1.91%	20.83% to 19.97%
2018	1.50% to 2.45%	32,952	9.49 to 9.07	307,295	0.43%	-18.90% to -19.69%
2017	1.50% to 2.60%	34,394	11.70 to 11.22	396,709	0.95%	39.11% to 37.56%
2016	1.50% to 2.60%	31,697	8.41 to 8.16	263,372	0.78%	5.87% to 4.69%
2015	1.50% to 2.60%	37,156	7.94 to 7.79	293,141	0.48%	-17.49% to -18.41%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2019	0.95% to 2.20%	873,503	17.49 to 13.70	14,827,558	2.48%	17.99% to 16.50%
2018	0.95% to 2.20%	1,059,739	14.83 to 11.76	15,255,439	1.97%	-15.35% to -16.42%
2017	0.95% to 2.20%	1,176,045	17.51 to 14.07	20,029,106	1.69%	26.25% to 24.66%
2016	0.95% to 2.20%	1,288,847	13.87 to 11.29	17,405,223	2.14%	-0.09% to -1.34%
2015	0.95% to 2.20%	1,425,884	13.88 to 11.44	19,324,035	0.48%	-4.01% to -5.19%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2019	0.95% to 2.20%	1,180,588	50.45 to 38.20	66,691,422	1.07%	17.87% to 16.38%
2018	0.95% to 2.20%	1,309,626	42.80 to 32.82	62,847,900	0.67%	-17.75% to -18.79%
2017	0.95% to 2.20%	1,488,525	69.49 to 40.41	86,787,431	0.49%	8.03% to 6.67%
2016	0.95% to 2.20%	1,729,499	48.17 to 37.89	93,395,599	0.63%	24.74% to 23.17%
2015	0.95% to 2.20%	1,933,652	38.61 to 30.76	83,854,503	0.67%	-6.92% to -8.09%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class II (SCVF2)
2019	1.50% to 2.60%	21,703	25.92 to 21.26	524,688	0.87%	16.91% to 15.61%
2018	1.50% to 2.60%	22,912	22.17 to 18.39	475,772	0.40%	-18.37% to -19.29%
2017	1.50% to 2.60%	30,246	27.16 to 22.78	774,588	0.26%	7.13% to 5.93%
2016	1.50% to 2.60%	36,060	25.36 to 21.50	869,727	0.49%	23.74% to 22.36%
2015	1.50% to 2.60%	36,300	20.49 to 17.58	711,830	0.48%	-7.70% to -8.73%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2019	0.95% to 1.95%	941,431	26.05 to 22.68	23,939,804	0.65%	33.50% to 32.15%
2018	0.95% to 1.95%	1,054,664	19.52 to 17.16	20,122,231	0.22%	-10.29% to -11.20%
2017	0.95% to 1.95%	1,207,920	21.75 to 19.33	25,717,194	0.71%	29.73% to 28.42%
2016	0.95% to 1.95%	1,221,489	16.77 to 15.05	20,066,993	1.47%	-0.76% to -1.76%
2015	0.95% to 1.95%	1,305,662	16.90 to 15.32	21,645,512	0.66%	5.53% to 4.47%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2019	0.95% to 1.95%	1,329,900	28.03 to 24.40	36,430,891	0.34%	29.05% to 27.75%
2018	0.95% to 1.95%	1,574,665	21.72 to 19.10	33,475,400	0.31%	-1.61% to -2.60%
2017	0.95% to 1.95%	1,649,730	22.07 to 19.61	35,689,309	0.31%	26.59% to 25.31%
2016	0.95% to 2.05%	1,683,521	17.44 to 15.48	28,793,044	0.22%	8.03% to 6.83%
2015	0.95% to 2.05%	2,077,908	16.14 to 14.49	32,968,172	0.71%	5.42% to 4.25%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2019	0.95% to 1.65%	1,271,231	22.23 to 20.32	27,720,664	1.33%	24.47% to 23.59%
2018	0.95% to 1.65%	1,236,232	17.86 to 16.44	21,669,502	1.00%	-3.12% to -3.81%
2017	0.95% to 1.65%	1,282,879	18.43 to 17.09	23,241,011	1.37%	20.77% to 19.92%
2016	0.95% to 2.20%	1,438,303	15.26 to 13.50	21,618,630	1.17%	10.03% to 8.65%
2015	0.95% to 2.20%	1,476,294	13.87 to 12.42	20,196,414	0.85%	0.13% to -1.14%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2019	0.95% to 2.20%	450,949	10.22 to 9.51	4,554,079	22.61%	15.44% to 13.99%
2018	0.95% to 2.20%	495,354	8.85 to 8.34	4,340,997	4.33%	-17.95% to -19.00%
2017	0.95% to 2.20%	525,430	10.79 to 10.30	5,624,727	2.64%	21.76% to 20.23%
2016	0.95% to 2.20%	611,501	8.86 to 8.57	5,388,667	2.95%	4.23% to 2.92%
2015	0.95% to 2.20%	693,243	8.50 to 8.32	5,875,407	1.22%	-6.02% to -7.21%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class II (GVDIV2)
2019	1.50% to 2.60%	21,902	9.76 to 9.16	210,413	22.84%	14.51% to 13.23%
2018	1.50% to 2.60%	22,763	8.53 to 8.09	191,417	4.13%	-18.58% to -19.50%
2017	1.50% to 2.60%	23,045	10.47 to 10.05	238,712	2.41%	20.70% to 19.36%
2016	1.50% to 2.60%	26,987	8.67 to 8.42	232,179	2.69%	3.41% to 2.26%
2015	1.50% to 2.60%	27,893	8.39 to 8.23	232,879	1.02%	-6.77% to -7.81%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2019	0.95% to 1.55%	164,989	18.09 to 17.37	2,950,575	0.87%	23.77% to 23.02%
2018	0.95% to 1.60%	192,241	14.62 to 14.08	2,771,780	1.11%	-12.19% to -12.77%
2017	0.95% to 1.80%	179,685	16.65 to 15.99	2,959,219	0.88%	13.10% to 12.13%
2016	0.95% to 1.95%	188,498	14.72 to 14.18	2,749,234	1.27%	19.73% to 18.52%
2015	0.95% to 1.80%	125,081	12.29 to 12.01	1,527,104	1.05%	-5.79% to -6.59%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class VIII (GVIX8)
2019	0.95% to 1.70%	348,435	12.42 to 11.20	4,228,137	3.05%	20.05% to 19.14%
2018	0.95% to 1.65%	353,292	10.35 to 9.46	3,578,579	2.19%	-14.95% to -15.55%
2017	0.95% to 1.80%	411,395	12.17 to 11.00	4,912,343	2.50%	23.28% to 22.22%
2016	0.95% to 1.85%	401,954	9.87 to 8.95	3,900,033	2.43%	-0.43% to -1.33%
2015	0.95% to 1.85%	393,493	9.91 to 9.08	3,842,420	1.89%	-2.33% to -3.21%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2019	0.95% to 2.25%	1,298,570	59.35 to 34.25	79,002,258	1.31%	24.46% to 22.82%
2018	0.95% to 2.25%	1,477,676	47.69 to 27.88	72,378,288	1.28%	-12.23% to -13.39%
2017	0.95% to 2.25%	1,643,097	54.33 to 32.19	91,852,571	1.05%	14.68% to 13.18%
2016	0.95% to 2.25%	1,848,872	47.38 to 28.45	90,245,600	1.20%	19.15% to 17.59%
2015	0.95% to 2.25%	2,107,833	39.76 to 24.19	86,407,096	1.05%	-3.47% to -4.73%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class II (GVEX2)
2019	0.95% to 1.80%	1,392,440	21.24 to 20.12	29,305,073	1.95%	29.60% to 28.53%
2018	0.95% to 1.80%	1,278,909	16.39 to 15.61	20,788,817	1.46%	-5.78% to -6.60%
2017	0.95% to 1.80%	1,318,837	17.40 to 16.71	22,798,404	1.63%	20.08% to 19.05%
2016	0.95% to 1.80%	1,146,012	14.49 to 14.04	16,519,661	1.87%	10.34% to 9.40%
2015	0.95% to 1.80%	767,070	13.13 to 12.83	10,033,232	1.88%	-0.02% to -0.87%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2019	0.95% to 2.60%	1,078,437	27.98 to 20.70	28,912,968	2.03%	22.56% to 20.52%
2018	0.95% to 2.60%	1,134,440	22.83 to 17.18	24,790,914	1.43%	-9.73% to -11.24%
2017	0.95% to 2.60%	1,294,829	25.29 to 19.35	31,356,055	1.49%	17.31% to 15.36%
2016	0.95% to 2.60%	1,498,445	21.56 to 16.77	31,094,074	1.61%	8.43% to 6.63%
2015	0.95% to 2.60%	1,757,737	19.88 to 15.73	33,819,088	1.36%	-1.94% to -3.57%
Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II (NAMAA2)
2019	0.95% to 1.60%	78,877	13.41 to 12.94	1,047,297	2.05%	17.84% to 17.07%
2018	0.95% to 1.40%	55,936	11.38 to 11.15	633,423	1.18%	-5.73% to -6.16%
2017	0.95% to 1.45%	59,824	12.07 to 11.87	719,062	2.07%	16.44% to 15.85%
2016	0.95% to 1.45%	47,083	10.37 to 10.24	486,489	0.00%	7.52% to 6.98%
2015	0.95% to 1.40%	18,423	9.64 to 9.58	177,523	2.32%	-3.18% to -3.62%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2019	0.95% to 2.50%	2,706,568	26.32 to 19.83	68,018,888	2.02%	20.67% to 18.78%
2018	0.95% to 2.50%	3,083,479	21.81 to 16.70	64,443,054	1.56%	-8.61% to -10.05%
2017	0.95% to 2.60%	3,462,537	23.86 to 18.26	79,258,670	1.59%	15.57% to 13.65%
2016	0.95% to 2.60%	3,865,814	20.65 to 16.07	76,729,526	1.74%	7.45% to 5.67%
2015	0.95% to 2.60%	4,250,681	19.22 to 15.21	78,662,663	1.39%	-1.67% to -3.31%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2019	0.95% to 2.60%	5,375,488	23.18 to 17.15	119,301,025	2.08%	16.63% to 14.68%
2018	0.95% to 2.60%	6,278,878	17.75 to 14.96	119,690,689	1.75%	-6.58% to -8.15%
2017	0.95% to 2.60%	7,133,706	21.28 to 16.28	145,922,038	1.71%	11.86% to 10.00%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2016	0.95% to 2.60%	8,079,825	19.02 to 14.80	148,041,485	1.81%	6.13% to 4.37%
2015	0.95% to 2.60%	9,244,029	16.00 to 14.18	160,054,675	1.54%	-1.30% to -2.93%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2019	0.95% to 2.60%	1,611,934	20.17 to 14.93	30,944,463	2.12%	12.40% to 10.53%
2018	0.95% to 2.60%	1,844,985	17.95 to 13.51	31,600,733	1.81%	-4.65% to -6.25%
2017	0.95% to 2.60%	2,187,800	18.82 to 14.41	39,410,299	1.80%	8.18% to 6.38%
2016	0.95% to 2.60%	2,496,325	17.40 to 13.54	41,668,958	1.83%	4.70% to 2.96%
2015	0.95% to 2.60%	2,841,434	16.62 to 13.15	45,394,237	1.57%	-0.98% to -2.63%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2019	0.95% to 2.60%	1,335,817	16.81 to 12.44	21,486,140	2.10%	8.49% to 6.69%
2018	0.95% to 2.60%	1,493,771	15.50 to 11.66	22,178,195	1.91%	-2.74% to -4.37%
2017	0.95% to 2.60%	1,727,304	15.93 to 12.19	26,427,530	1.94%	4.68% to 2.94%
2016	0.95% to 2.60%	1,895,299	15.22 to 11.84	27,778,198	1.91%	3.28% to 1.56%
2015	0.95% to 2.60%	2,147,267	14.74 to 11.66	30,602,286	1.75%	-0.69% to -2.34%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2019	0.95% to 2.20%	2,787,180	21.11 to 17.75	57,244,561	1.61%	19.64% to 18.13%
2018	0.95% to 2.20%	2,999,369	17.65 to 15.03	51,624,482	1.17%	-5.89% to -7.08%
2017	0.95% to 2.20%	3,184,059	18.75 to 16.17	58,336,639	1.13%	14.70% to 13.25%
2016	0.95% to 2.20%	3,102,376	16.35 to 14.28	49,628,430	1.96%	7.97% to 6.61%
2015	0.95% to 2.20%	3,137,242	15.14 to 13.39	46,561,740	1.41%	0.02% to -1.24%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class II (NVCRA2)
2019	0.95% to 2.25%	173,867	17.69 to 15.16	3,020,137	2.84%	22.78% to 21.17%
2018	0.95% to 2.25%	172,982	14.41 to 12.51	2,450,886	1.83%	-11.60% to -12.77%
2017	0.95% to 1.75%	176,957	16.30 to 15.07	2,838,600	1.05%	18.66% to 17.71%
2016	0.95% to 1.75%	220,485	13.73 to 12.80	2,990,117	2.28%	7.34% to 6.47%
2015	0.95% to 1.75%	257,630	12.80 to 12.02	3,257,462	2.68%	-2.69% to -3.47%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class II (NVCMA2)
2019	0.95% to 1.90%	203,771	17.38 to 15.53	3,466,882	2.72%	21.07% to 19.91%
2018	0.95% to 1.90%	284,422	14.35 to 12.95	4,004,266	1.85%	-10.37% to -11.23%
2017	0.95% to 1.90%	335,200	16.01 to 14.59	5,289,274	1.45%	16.95% to 15.83%
2016	0.95% to 1.90%	407,672	13.69 to 12.60	5,514,043	2.48%	6.57% to 5.55%
2015	0.95% to 1.90%	498,620	12.85 to 11.93	6,333,261	2.89%	-2.44% to -3.38%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class II (NVCCA2)
2019	0.95% to 1.35%	274,903	17.10 to 16.31	4,617,692	2.77%	19.10% to 18.62%
2018	0.95% to 1.65%	317,130	14.36 to 13.31	4,482,399	2.01%	-9.04% to -9.68%
2017	0.95% to 1.65%	312,542	15.78 to 14.74	4,854,364	1.52%	14.71% to 13.90%
2016	0.95% to 1.65%	400,907	13.76 to 12.94	5,442,239	2.58%	6.30% to 5.56%
2015	0.95% to 1.80%	490,367	12.94 to 12.11	6,256,010	3.07%	-2.27% to -3.10%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class II (NVCMD2)
2019	0.95% to 1.80%	746,308	16.54 to 14.96	12,083,735	2.68%	17.02% to 16.02%
2018	0.95% to 1.80%	869,669	14.13 to 12.89	12,060,396	2.00%	-7.97% to -8.77%
2017	0.95% to 1.80%	985,950	15.36 to 14.13	14,878,213	1.73%	12.89% to 11.92%
2016	0.95% to 1.80%	1,130,892	13.61 to 12.63	15,145,689	2.55%	5.73% to 4.82%
2015	0.95% to 1.80%	1,367,417	12.87 to 12.05	17,367,376	2.75%	-2.01% to -2.85%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class II (NVCRB2)
2019	0.95% to 1.80%	512,607	15.88 to 14.39	7,966,170	2.49%	15.08% to 14.11%
2018	0.95% to 1.90%	640,489	13.80 to 12.45	8,667,086	2.19%	-7.13% to -8.03%
2017	0.95% to 1.90%	701,610	14.85 to 13.53	10,238,599	2.15%	10.99% to 9.93%
2016	0.95% to 1.90%	597,223	13.38 to 12.31	7,878,900	2.38%	5.10% to 4.10%
2015	0.95% to 1.90%	744,569	12.73 to 11.83	9,364,691	2.62%	-2.00% to -2.94%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class II (NVCMC2)
2019	0.95% to 1.85%	312,333	15.32 to 13.77	4,700,796	2.44%	13.22% to 12.19%
2018	0.95% to 1.85%	367,983	13.53 to 12.27	4,901,293	2.16%	-5.67% to -6.53%
2017	0.95% to 1.85%	358,726	14.34 to 13.13	5,062,201	1.82%	8.84% to 7.86%
2016	0.95% to 1.85%	443,795	13.18 to 12.18	5,765,546	2.36%	4.99% to 4.04%
2015	0.95% to 1.85%	566,754	12.55 to 11.70	7,026,715	2.37%	-2.01% to -2.90%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class II (NVCCN2)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2019	0.95% to 1.65%	545,355	13.90 to 12.80	7,392,393	2.49%	9.62% to 8.84%
2018	0.95% to 1.65%	564,740	12.68 to 11.76	6,994,530	2.43%	-3.54% to -4.22%
2017	0.95% to 1.65%	511,341	13.15 to 12.28	6,582,106	2.13%	5.35% to 4.61%
2016	0.95% to 1.65%	541,972	12.48 to 11.74	6,604,828	2.30%	3.62% to 2.89%
2015	0.95% to 1.80%	630,392	12.04 to 11.27	7,446,488	2.07%	-1.68% to -2.52%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2019	0.95% to 1.75%	435,680	19.56 to 17.94	8,381,245	2.22%	14.25% to 13.32%
2018	0.95% to 1.75%	452,785	17.12 to 15.83	7,620,757	1.86%	-5.76% to -6.52%
2017	0.95% to 1.80%	494,909	18.17 to 16.86	8,868,990	1.87%	10.08% to 9.14%
2016	0.95% to 1.80%	498,125	16.50 to 15.45	8,121,310	1.96%	5.30% to 4.39%
2015	0.95% to 1.80%	491,714	15.67 to 14.80	7,629,205	1.75%	-1.12% to -1.97%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2019	0.95% to 2.00%	77,258	23.83 to 21.27	1,808,711	2.08%	18.80% to 17.54%
2018	0.95% to 2.00%	83,562	20.06 to 18.09	1,649,543	1.70%	-7.36% to -8.35%
2017	0.95% to 2.00%	63,363	21.65 to 19.74	1,344,242	1.61%	13.72% to 12.52%
2016	0.95% to 2.00%	83,579	19.04 to 17.55	1,570,755	1.66%	6.72% to 5.59%
2015	0.95% to 1.85%	101,560	17.84 to 16.79	1,790,957	1.50%	-1.48% to -2.37%
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class II (NVLM2)
2019	0.95% to 1.35%	45,996	12.13 to 11.90	552,820	1.33%	16.40% to 15.93%
2018	0.95% to 1.35%	58,491	10.42 to 10.27	605,115	1.97%	-8.70% to -9.07%
2017	0.95% to 1.35%	21,689	11.41 to 11.29	245,644	1.71%	12.75% to 12.30%
2016	0.95% to 1.05%	4,962	10.12 to 10.11	50,208	0.89%	7.74% to 7.63%
2015	0.95% to 1.20%	8,193	9.40 to 9.38	76,945	1.99%	-6.04% to -6.20%	****
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class II (NVLCA2)
2019	0.95% to 1.80%	131,292	12.50 to 12.58	1,630,966	1.38%	18.63% to 17.61%
2018	0.95% to 1.35%	158,882	10.54 to 10.70	1,665,427	1.65%	-11.04% to -11.40%
2017	0.95% to 1.35%	155,994	11.85 to 12.13	1,841,112	3.12%	16.77% to 16.30%
2016	0.95% to 1.20%	29,089	10.15 to 10.10	294,233	4.33%	10.33% to 10.05%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class II (NCPG2)
2019	0.95% to 1.35%	16,547	13.38 to 13.03	219,115	2.32%	14.32% to 13.86%
2018	0.95% to 1.35%	24,321	11.71 to 11.44	281,386	1.99%	-7.96% to -8.33%
2017	0.95% to 1.35%	22,843	12.72 to 12.48	287,633	0.55%	16.67% to 16.21%
2016	0.95% to 2.25%	99,178	10.90 to 10.38	1,078,277	2.25%	5.21% to 3.83%
2015	0.95% to 1.35%	105,170	10.36 to 10.25	1,087,559	1.09%	-5.78% to -6.16%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class II (NCPGI2)
2019	0.95% to 1.20%	24,515	12.86 to 12.65	310,672	2.52%	12.77% to 12.49%
2018	0.95% to 1.20%	23,019	11.41 to 11.24	259,208	2.06%	-7.90% to -8.13%
2017	0.95% to 1.35%	24,806	12.38 to 12.15	303,818	1.83%	13.68% to 13.22%
2016	1.00% to 1.35%	21,914	10.87 to 10.73	236,512	2.25%	4.50% to 4.14%
2015	0.95% to 1.20%	22,784	10.42 to 10.35	235,952	1.23%	-5.20% to -5.44%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II (IDPG2)
2019	0.95% to 1.45%	42,633	13.47 to 13.02	569,166	2.20%	14.15% to 13.58%
2018	0.95% to 1.45%	42,061	11.80 to 11.46	492,570	1.75%	-6.95% to -7.42%
2017	0.95% to 1.45%	41,281	12.68 to 12.38	520,187	1.74%	15.85% to 15.27%
2016	0.95% to 1.20%	38,405	10.94 to 10.84	418,597	2.11%	5.94% to 5.67%
2015	0.95% to 1.20%	28,718	10.33 to 10.26	295,546	1.73%	-4.87% to -5.11%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II (IDPGI2)
2019	0.95% to 1.10%	4,415	12.86 to 12.73	56,600	2.10%	11.92% to 11.76%
2018	0.95% to 1.20%	4,799	11.49 to 11.33	54,979	1.99%	-6.53% to -6.76%
2017	0.95% to 1.20%	4,014	12.29 to 12.15	49,107	1.26%	12.95% to 12.67%
2016	1.05% to 1.10%	6,775	10.84 to 10.82	73,367	1.86%	4.60% to 4.55%
2015	0.95% to 1.10%	6,535	10.39 to 10.35	67,718	1.37%	-4.16% to -4.31%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2019	0.95% to 2.20%	923,764	11.30 to 9.15	10,106,530	1.95%	2.70% to 1.41%
2018	0.95% to 2.20%	1,024,396	11.01 to 9.02	10,928,303	1.51%	0.06% to -1.21%
2017	0.95% to 2.20%	1,196,549	11.00 to 9.13	12,767,868	1.42%	-0.06% to -1.32%
2016	0.95% to 2.20%	1,313,650	11.01 to 9.25	14,047,494	0.98%	0.26% to -1.00%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2015	0.95% to 2.20%	1,530,843	10.98 to 9.35	16,370,880	1.29%	-0.77% to -2.02%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2019	1.60% to 1.75%	6,127	46.16 to 32.08	208,939	0.00%	30.62% to 30.42%
2018	1.60% to 1.75%	8,543	35.34 to 24.60	232,178	0.00%	-7.91% to -8.05%
2017	1.60% to 1.75%	8,966	38.37 to 26.75	267,568	0.00%	23.29% to 23.10%
2016	0.95% to 1.75%	9,311	31.12 to 21.73	226,122	0.00%	2.73% to 2.57%
2015	1.60% to 1.75%	8,929	30.30 to 21.19	208,161	0.00%	-0.35% to -0.50%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
2019	0.95% to 2.60%	82,842	14.82 to 13.82	1,206,237	0.00%	31.22% to 29.04%
2018	0.95% to 2.60%	92,202	11.29 to 10.71	1,026,422	0.00%	-7.45% to -9.00%
2017	0.95% to 2.60%	102,154	12.20 to 11.77	1,235,813	0.00%	23.38% to 21.33%
2016	0.95% to 2.60%	108,803	9.89 to 9.70	1,071,379	0.00%	3.17% to 1.46%
2015	0.95% to 2.60%	123,445	9.59 to 9.56	1,182,569	0.00%	-4.14% to -4.40%	****
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2019	0.95% to 1.90%	262,960	31.47 to 27.06	7,889,866	0.42%	24.69% to 23.49%
2018	0.95% to 1.90%	267,678	25.24 to 21.91	6,632,966	0.47%	-6.63% to -7.53%
2017	0.95% to 1.90%	313,553	27.03 to 23.69	8,342,496	0.51%	17.31% to 16.19%
2016	0.95% to 1.90%	340,690	23.04 to 20.39	7,739,693	0.68%	8.82% to 7.78%
2015	0.95% to 1.95%	416,126	21.17 to 18.81	8,694,835	0.55%	-1.41% to -2.40%
PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class (PMVSTA)
2019	0.95% to 1.80%	386,679	10.50 to 10.17	4,034,738	2.39%	1.72% to 0.85%
2018	0.95% to 1.60%	374,983	10.32 to 10.14	3,852,765	2.16%	0.46% to -0.20%
2017	0.95% to 1.35%	89,088	10.27 to 10.21	914,450	1.65%	1.34% to 0.93%
2016	0.95% to 1.20%	64,050	10.14 to 10.12	649,146	0.55%	1.39% to 1.22%	****
PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class (PMVAAD)
2019	0.95% to 1.60%	300,408	12.30 to 11.70	3,656,075	2.79%	10.68% to 9.96%
2018	0.95% to 1.60%	337,730	11.12 to 10.64	3,720,786	2.96%	-6.35% to -6.97%
2017	0.95% to 1.60%	403,423	11.87 to 11.44	4,753,461	4.39%	12.30% to 11.57%
2016	0.95% to 1.60%	469,743	10.57 to 10.25	4,937,262	2.49%	11.84% to 11.10%
2015	0.95% to 1.95%	506,374	9.45 to 9.11	4,761,861	3.14%	-10.05% to -10.96%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Advisor Class (PMVFAD)
2019	0.95% to 1.70%	118,837	12.56 to 11.59	1,461,108	1.91%	5.90% to 5.10%
2018	0.95% to 1.70%	147,867	11.86 to 11.02	1,722,508	4.43%	-4.99% to -5.71%
2017	0.95% to 1.65%	169,276	12.49 to 11.74	2,073,731	1.38%	9.69% to 8.91%
2016	0.95% to 1.65%	187,924	11.39 to 10.78	2,117,245	1.12%	1.93% to 1.21%
2015	0.95% to 1.65%	198,637	11.17 to 10.65	2,194,419	1.41%	-8.06% to -8.71%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Advisor Class (PMVLAD)
2019	0.95% to 2.05%	1,515,634	12.06 to 10.71	17,914,209	2.67%	2.94% to 1.79%
2018	0.95% to 2.05%	1,751,005	11.72 to 10.52	20,154,916	1.80%	-0.72% to -1.83%
2017	0.95% to 2.05%	1,909,338	11.81 to 10.72	22,169,457	1.24%	0.29% to -0.82%
2016	0.95% to 2.05%	2,312,527	11.77 to 10.81	26,836,011	1.37%	0.35% to -0.77%
2015	0.95% to 2.20%	3,154,650	11.73 to 10.78	36,550,691	3.55%	-0.74% to -2.00%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2019	0.95% to 1.25%	37,055	15.11 to 14.50	548,688	69.79%	0.07% to 0.07%
2018	0.95% to 1.25%	39,494	14.06 to 13.54	544,951	2.47%	-3.17% to -3.42%
2017	0.95% to 1.30%	46,458	14.52 to 13.94	662,497	2.40%	2.69% to 2.35%
2016	0.95% to 1.30%	60,331	14.14 to 13.62	838,642	2.31%	-4.20% to -3.81%
2015	0.95% to 1.30%	61,922	13.57 to 13.12	827,454	4.00%	-3.62% to -3.95%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2019	0.95% to 1.30%	51,913	17.41 to 16.60	885,286	0.00%	0.07% to 0.07%
2018	0.95% to 1.30%	73,075	16.22 to 15.52	1,162,419	2.54%	-1.52% to -1.83%
2017	0.95% to 1.30%	77,663	16.47 to 15.81	1,255,375	2.01%	3.98% to 3.60%
2016	0.95% to 1.30%	84,787	15.84 to 15.26	1,321,164	2.08%	-1.67% to -1.33%
2015	0.95% to 1.30%	85,220	15.58 to 15.06	1,307,684	4.88%	-0.51% to -0.86%
PIMCO Variable Insurance Trust - Total Return Portfolio: Advisor Class (PMVTRD)
2019	0.95% to 1.75%	960,670	12.04 to 11.23	11,442,868	2.90%	7.22% to 6.35%
2018	0.95% to 1.75%	1,002,626	11.23 to 10.56	11,157,892	2.43%	-1.58% to -2.38%

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2017	0.95% to 1.75%	1,132,211	11.41 to 10.81	12,815,954	1.92%	3.82% to 2.99%
2016	0.95% to 1.75%	1,141,268	10.99 to 10.50	12,455,177	1.98%	1.61% to 0.79%
2015	0.95% to 1.75%	1,196,231	10.82 to 10.42	12,859,723	4.62%	-0.62% to -1.42%
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class (PMVEBD)
2019	0.95% to 1.75%	109,559	12.28 to 11.72	1,332,135	4.33%	13.56% to 12.65%
2018	0.95% to 1.75%	106,272	10.81 to 10.41	1,139,181	3.97%	-5.73% to -6.50%
2017	0.95% to 1.55%	186,374	11.47 to 11.21	2,124,714	4.83%	8.74% to 8.08%
2016	0.95% to 1.55%	91,775	10.55 to 10.38	965,142	5.19%	12.14% to 11.46%
2015	0.95% to 1.35%	37,557	9.40 to 9.34	352,624	5.28%	-3.29% to -3.68%
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2019	0.95% to 1.35%	1,550	12.27 to 12.09	18,961	1.41%	23.96% to 23.46%
2018	0.95% to 1.20%	1,610	9.90 to 9.83	15,911	1.72%	-19.89% to -20.09%
2017	0.95% to 1.20%	4,570	12.36 to 12.31	56,442	1.50%	25.38% to 25.07%
2016	0.95%	2,473	9.86	24,377	0.00%	-1.43%	****
Mutual Fund and Variable Insurance Trust - Rational Insider Buying VA Fund (HVSIT)
2019	0.95% to 1.75%	8,801	22.68 to 21.06	197,373	0.00%	22.82% to 21.83%
2018	0.95% to 1.75%	7,053	18.47 to 17.28	129,396	0.61%	-8.07% to -8.82%
2017	0.95% to 1.75%	8,282	20.09 to 18.95	165,328	0.54%	16.41% to 15.47%
2016	0.95% to 1.75%	10,078	17.26 to 16.42	172,988	0.48%	9.95% to 9.07%
2015	0.95% to 1.75%	26,358	15.69 to 15.05	412,410	0.61%	-8.05% to -8.79%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2019	0.95% to 1.25%	21,828	15.58 to 14.95	331,778	0.00%	0.18% to 0.18%
2018	0.95% to 1.25%	25,056	13.16 to 12.67	322,248	0.00%	-9.92% to -10.14%
2017	0.95% to 1.25%	28,743	14.61 to 14.10	411,236	0.65%	4.21% to 3.83%
2016	0.95% to 1.25%	31,418	14.02 to 13.58	432,242	0.69%	-18.61% to -18.29%
2015	0.95% to 1.25%	34,306	11.82 to 11.48	398,801	0.00%	-13.28% to -13.55%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2019	0.95% to 2.60%	791,675	45.94 to 39.06	35,809,330	0.00%	27.41% to 25.29%
2018	0.95% to 2.60%	913,505	36.06 to 31.18	32,486,509	0.00%	-0.11% to -1.78%
2017	0.95% to 2.60%	1,110,047	36.10 to 31.74	39,611,461	0.00%	26.10% to 24.01%
2016	0.95% to 2.60%	1,266,281	28.63 to 25.60	35,886,433	0.00%	-11.56% to -13.03%
2015	0.95% to 2.60%	1,885,800	32.37 to 29.43	60,525,988	0.00%	11.40% to 9.55%
VanEck VIP Trust - Global Hard Assets Fund: Class S (VWHAS)
2019	0.95% to 2.20%	646,381	5.99 to 5.43	3,833,804	0.00%	10.49% to 9.09%
2018	0.95% to 2.20%	592,731	5.42 to 4.98	3,182,257	0.00%	-29.11% to -30.01%
2017	0.95% to 2.20%	678,226	7.65 to 7.12	5,145,944	0.00%	-2.90% to -4.12%
2016	0.95% to 2.20%	1,062,304	7.88 to 7.42	8,299,035	0.26%	42.05% to 40.27%
2015	0.95% to 2.20%	558,675	5.54 to 5.29	3,082,925	0.03%	-34.26% to -35.09%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2019	0.95% to 2.25%	321,418	34.19 to 22.78	13,804,224	0.49%	29.36% to 27.66%
2018	0.95% to 2.25%	364,458	26.43 to 17.85	12,140,723	0.32%	-24.22% to -25.22%
2017	0.95% to 2.25%	458,315	34.88 to 23.87	20,140,824	0.40%	49.60% to 47.65%
2016	0.95% to 2.25%	441,616	23.32 to 16.16	13,108,192	0.49%	-0.85% to -2.14%
2015	0.95% to 2.25%	509,807	23.51 to 16.52	15,725,352	0.57%	-14.82% to -15.93%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2019	0.95% to 2.60%	230,192	18.59 to 17.90	4,884,028	0.00%	10.81% to 8.96%
2018	0.95% to 2.60%	279,530	16.78 to 16.43	5,434,656	0.00%	-28.96% to -30.15%
2017	0.95% to 2.60%	317,437	23.62 to 23.52	8,731,949	0.00%	0.00% to -4.25%
2016	0.95% to 2.60%	381,139	24.26 to 24.57	11,028,894	0.40%	42.35% to 39.98%
2015	0.95% to 2.60%	449,773	17.04 to 17.55	9,211,668	0.03%	-34.08% to -35.18%
Victory Variable Insurance Funds - Diversified Stock Fund: Class A Shares (VYDS)
2019	0.95% to 1.60%	101,115	25.67 to 22.32	2,488,807	0.55%	27.17% to 26.33%
2018	0.95% to 1.60%	117,873	20.19 to 17.67	2,288,690	0.43%	-14.13% to -14.70%
2017	0.95% to 1.60%	128,192	23.51 to 20.71	2,897,135	0.68%	25.26% to 24.44%
2016	0.95% to 1.60%	141,456	18.77 to 16.64	2,556,222	1.00%	2.91% to 2.24%
2015	0.95% to 1.60%	156,255	18.24 to 16.28	2,751,608	0.57%	-4.03% to -4.66%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A (VRVDRA)

NATIONWIDE VARIABLE ACCOUNT-9 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***

2019	0.95% to 1.20%	9,856	10.82 to 10.80	106,605	3.14%	8.20% to 8.02%	****
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2019	1.60% to 1.75%	5,414	29.23 to 28.37	154,073	0.29%	29.36% to 29.17%
2018	1.60% to 1.75%	5,488	22.60 to 21.96	120,924	0.19%	-8.64% to -8.78%
2017	1.60% to 1.75%	6,835	24.73 to 24.08	165,453	0.65%	18.52% to 18.34%
2016	1.60% to 1.75%	7,057	20.87 to 20.35	144,367	1.85%	10.44% to 10.27%
2015	1.60% to 1.75%	8,647	18.90 to 18.45	160,147	0.13%	-4.64% to -4.78%
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2019	0.95% to 2.05%	159,441	38.19 to 33.90	5,963,213	0.00%	23.64% to 22.27%
2018	0.95% to 2.05%	254,215	30.89 to 27.73	7,690,617	0.00%	0.34% to -0.78%
2017	0.95% to 2.05%	179,082	30.78 to 27.95	5,420,851	0.00%	24.67% to 23.29%
2016	0.95% to 2.05%	196,910	24.69 to 22.67	4,790,487	0.00%	6.73% to 5.54%
2015	0.95% to 2.05%	270,263	23.14 to 21.48	6,171,827	0.00%	-3.81% to -4.87%
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)
2018	1.20% to 1.75%	9,637	31.48 to 20.19	202,073	0.47%	-8.73% to -9.24%
2017	1.60% to 1.75%	10,287	33.39 to 22.24	242,221	0.33%	23.41% to 23.23%
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)
2018	1.60% to 1.75%	2,591	25.67 to 18.93	57,254	1.21%	-2.63% to -2.78%
2017	1.60% to 1.75%	2,597	26.36 to 19.47	59,042	0.60%	11.55% to 11.38%
Federated Insurance Series - Federated Managed Tail Risk Fund II: Service Shares (FCA2S)
2017	1.50% to 2.60%	11,523	11.78 to 9.88	127,743	1.43%	9.01% to 7.80%
Ivy Variable Insurance Portfolios - Micro Cap Growth: Class II
2017	0.95% to 1.95%	91,890	26.62 to 23.18	2,400,417	0.00%	7.80% to 6.71%
2016	1.60% to 1.75%	10,643	27.06 to 18.05	203,618	0.55%	7.00% to 6.84%
2015	1.60% to 1.75%	11,362	25.29 to 16.89	204,993	0.68%	-6.49% to -6.63%
Nationwide Variable Insurance Trust - NVIT Growth Fund: Class I (CAF)
2015	0.95% to 2.05%	2,002,245	14.46 to 8.48	27,713,708	0.32%	3.67% to 2.52%

2019	Reserves for annuity contracts in payout phase:	$62,743,386
2019	Contract Owners' Equity:	$4,440,252,535
2018	Reserves for annuity contracts in payout phase:	$56,213,030
2018	Contract Owners' Equity:	$4,105,603,232
2017	Reserves for annuity contracts in payout phase:	$67,763,117
2017	Contract Owners' Equity:	$4,965,334,169
2016	Reserves for annuity contracts in payout phase:	$66,005,400
2016	Contract Owners' Equity:	$4,786,253,952
2015	Reserves for annuity contracts in payout phase:	$68,422,544
2015	Contract Owners' Equity:	$5,058,291,034

*	This represents the range of annual contract expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single contract expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2019

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company

(the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2019, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the years in the three- year period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2019, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission's Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 20, 2020

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2019	2018

Admitted assets
Invested assets
Bonds	$35,124	$32,348
Stocks	2,622	1,820
Mortgage loans, net of allowance	7,655	7,764
Policy loans	903	905
Derivative assets	94	100
Cash, cash equivalents and short-term investments	556	1,099
Securities lending collateral assets	132	101
Other invested assets	958	883
Total invested assets	$48,044	$45,020
Accrued investment income	573	394
Deferred federal income tax assets, net	601	532
Federal income tax receivable	108	129
Other assets	152	392
Separate account assets	105,655	92,874
Total admitted assets	$155,133	$139,341

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$39,139	$38,337
Policyholders dividend accumulation	452	466
Short-term debt	203	365
Asset valuation reserve	479	372
Payable for securities	113	158
Derivative liabilities	23	20
Securities lending payable	132	101
Other liabilities	1,682	1,428
Accrued transfers from separate accounts	(1,567)	(1,625)
Separate account liabilities	105,655	92,874
Total liabilities	$146,311	$132,496

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	700
Additional paid-in capital	1,998	1,398
Unassigned surplus	5,720	4,743
Total capital and surplus	$8,822	$6,845
Total liabilities, capital and surplus	$155,133	$139,341

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2019	2018	2017

Revenues
Premiums and annuity considerations	$10,168	$9,829	$10,403
Net investment income	1,974	1,927	1,958
Amortization of interest maintenance reserve	(2)	(1)	(2)
Other revenues	2,312	2,240	2,443
Total revenues	$14,452	$13,995	$14,802

Benefits and expenses
Benefits to policyholders and beneficiaries	$14,782	$13,961	$12,879
Increase in reserves for future policy benefits and claims	1,501	736	1,246
Net transfers from separate accounts	(3,747)	(2,468)	(950)
Commissions	674	670	683
Dividends to policyholders	38	40	46
Reserve adjustment on reinsurance assumed	(246)	(352)	(553)
Other expenses	417	398	466
Total benefits and expenses	$13,419	$12,985	$13,817

Income before federal income tax expense and net realized capital losses on investments	$1,033	$1,010	$985
Federal income tax (benefit) expense	(73)	64	(455)

Income before net realized capital losses on investments	$1,106	$946	$1,440

Net realized capital losses on investments, net of federal income tax expense of $7, $8 and $26 in 2019, 2018 and 2017, respectively, and excluding $0, $(1) and $3 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2019, 2018 and 2017, respectively

	(477)	(235)	(401)
Net income	$629	$711	$1,039

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2016	$4	$700	$963	$3,541	$5,208

Net income	-	-	-	1,039	1,039
Change in asset valuation reserve	-	-	-	(10)	(10)
Change in deferred income taxes	-	-	-	(446)	(446)
Change in net unrealized capital gains and losses, net of tax expense of $14	-	-	-	(157)	(157)
Change in nonadmitted assets	-	-	-	318	318
Other, net	-	-		(3)	(3)
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2019	2018	2017

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,184	$9,812	$10,424
Net investment income	1,825	2,041	2,062
Other revenue	2,708	2,329	2,439
Policy benefits and claims paid	(14,778)	(13,947)	(12,861)
Commissions, operating expenses and taxes, other than federal income tax paid	(847)	(710)	(563)
Net transfers from separate accounts	3,805	2,606	985
Policyholders' dividends paid	(40)	(45)	(48)
Federal income taxes recovered	87	74	115
Net cash provided by operating activities	$2,944	$2,160	$2,553

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,547	$3,366	$3,905
Stocks	58	1	1
Mortgage loans	910	580	585
Derivative assets	4	560	-
Other assets	381	190	77
Total investment proceeds	$4,900	$4,697	$4,568
Cost of investments acquired:
Bonds	$(6,327)	$(4,499)	$(4,875)
Stocks	(454)	(608)	(626)
Mortgage loans	(800)	(762)	(670)
Derivative assets	(687)	-	(467)
Other assets	(340)	(610)	(516)
Total investments acquired	$(8,608)	$(6,479)	$(7,154)
Net decrease (increase) in policy loans	2	36	(16)
Net cash used in investing activities	$(3,706)	$(1,746)	$(2,602)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$400	$-	$-
Capital contribution from Nationwide Financial Services, Inc.	600	435	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	(714)	228	(326)
Net change in short-term debt	(162)	365	(303)
Derivative liabilities	2	(135)	44
Other cash provided (used)	93	(172)	223
Net cash provided by (used in) financing activities and miscellaneous	$219	$721	$(362)

Net (decrease) increase in cash, cash equivalents and short-term investments	$(543)	$1,135	$(411)
Cash, cash equivalents and short-term investments at beginning of year	1,099	(36)	375
Cash, cash equivalents and short-term investments at end of year	$556	$1,099	$(36)

Supplemental disclosure of non-cash activities:
Exchange of bond investments	$592	$573	$238
Intercompany transfer of securities	$6	$108	$-
Intercompany transfer of mortgages	$-	$155	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC is in the process of transitioning away from utilizing the exclusive agent model, which will be completed in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2019 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance and individual annuity contracts on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2019 and 2018, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $411 million and $183 million as of December 31, 2019 and 2018, respectively. The prescribed practice related to NLAIC guaranteed risks, which went into effect on December 31, 2019, increased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $226 million as of December 31, 2019.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2019 and 2018.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2019	As of December 31, 2018

Capital and Surplus
Statutory Capital and Surplus			OH	$8,822	$6,845
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	411	183
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(226)	-
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$8,940	$6,961

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are never consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are recorded directly in capital and surplus as net unrealized capital gains or losses;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives not designated as hedging instruments is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”).

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of December 31, 2017, the Company calculated a portion of its life insurance reserves under a Principle-Based Reserves (“PBR”) framework in accordance with Valuation Manual 20: Requirements for PBR for Life Products. Valuation Manual 20 was only applicable for newly issued life insurance business and allowed for a three-year implementation period. Reserving for all life insurance business issued after the earlier of the products conversion or December 31, 2019 will be under a PBR framework.

As of December 31, 2019 and 2018, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII "CARVM for Variable Annuities", which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded to realizable value.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost which approximates fair value. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus.

Other invested assets. Other invested assets consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has sold $2.2 billion, $2.0 billion and $1.7 billion in Tax Credit Funds to unrelated third parties as of December 31, 2019, 2018 and 2017, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $116 million and $132 million as of December 31, 2019 and 2018, respectively. All unamortized goodwill as of December 31, 2019 and 2018, is related to the acquisition of JNF, which represents 69% and 76%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2019 and 2018. Amortization of goodwill totaled $16 million, $16 million and $14 million for the years ended December 31, 2019, 2018 and 2017, respectively. No goodwill was impaired during these periods.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% and 5% of the Company’s life insurance in force in 2019 and 2018, respectively, and 50% and 51% of the number of life insurance policies in force in 2019 and 2018, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2019 and 2018.

Subsequent Events

The Company evaluated subsequent events through March 20, 2020, the date the statutory financial statements were issued.

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to its operations and financial condition.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$128	$-	$-	$128

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$20	$203	$-	$223	0%
At book value less current surrender charge of 5% or more	422	-	-	422	1%
At fair value	-	-	54,038	54,038	90%
Total with market value adjustment or at fair value	$442	$203	$54,038	$54,683	91%
At book value without adjustment (minimal or no charge or adjustment)	2,497	-	12	2,509	4%
Not subject to discretionary withdrawal	2,622	-	49	2,671	5%
Total, gross	$5,561	$203	$54,099	$59,863	100%
Less: Reinsurance ceded	(105)	-	-	(105)
Total, net	$5,456	$203	$54,099	$59,758
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$223	$-	$-	$223

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$1	$-	$-	$1

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$15,748	$2,366	$-	$18,114	46%
At book value less current surrender charge of 5% or more	76	-	-	76	0%
At fair value	-	-	15,869	15,869	40%
Total with market value adjustment or at fair value	$15,824	$2,366	$15,869	$34,059	86%
At book value without adjustment (minimal or no charge or adjustment)	4,938	-	-	4,938	12%
Not subject to discretionary withdrawal	614	2	-	616	2%
Total, gross	$21,376	$2,368	$15,869	$39,613	100%
Less: Reinsurance ceded	(63)	-	-	(63)
Total, net	$21,313	$2,368	$15,869	$39,550
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$4	$-	$-	$4

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

		Separate
	General	account non-		% of
(in millions)	account	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$4	$-	$4	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$17	$-	$17	0%
At book value without adjustment (minimal or no charge or adjustment)	504	4	508	14%
Not subject to discretionary withdrawal	3,316	12	3,328	86%
Total, gross	$3,837	$16	$3,853	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,837	$16	$3,853

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$27,880	$26,750
Supplemental contracts with life contingencies, net	17	19
Deposit-type contracts	3,122	3,837
Subtotal	$31,019	$30,606

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$82,264	$72,539
Other contract deposit funds	16	16
Subtotal	$82,280	$72,555
Total annuity actuarial reserves and deposit fund liabilities, net	$113,299	$103,161

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	21,840	19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	21,840	19,596

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2018
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,682	2,692	2,704	-	-	-
Universal life with secondary guarantees	309	245	534	-	-
Indexed universal life with secondary guarantees	103	73	108	-	-	-
Other permanent cash value life insurance	-	1,478	2,731	-	-	-
Variable life	1,626	1,715	1,799	16,599	16,583	16,583
Subtotal	$4,720	$6,214	$7,887	$16,599	$16,583	$16,583
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	337	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	10	-	-	-
Disability - disabled lives	-	-	53	-	-	-
Miscellaneous reserves	-	-	35	-	-	-
Total, gross	$4,720	$6,214	$8,323	$16,599	16,583	16,583
Less: reinsurance ceded	(11)	(11)	(294)	-	-	-
Total, net	$4,709	$6,203	$8,029	$16,599	16,583	16,583

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Life Insurance, net	$8,292	$7,937
Accidental death benefits, net	1	1
Disability - active lives, net	10	9
Disability - disabled lives, net	52	50
Miscellaneous reserves section, net	32	31
Subtotal	$8,387	$8,028

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$22,138	$18,905
Other contract deposit funds	5	2
Subtotal	$22,143	$18,907
Total annuity actuarial reserves and deposit fund liabilities, net	$30,530	$26,935

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third-Party Administrators

The following table summarizes direct premium written by managing general agents and third-party administrators as of December 31, 2019:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	$29
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	44
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	11
Consolidated Health Plans	04-3187843	Exclusive	Accident & health	C / CA / P / B	53
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	59
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	6
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	70
Health Insurance Innovations	46-1282634	Not Exclusive	Accident & health	B / P / U	1
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	23
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	18
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	26
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	94
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	7
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	3
Total Direct Premiums Written and Produced					$444
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2019		December 31, 2018
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$67,222	$-	$59,425	$-
Group annuities	16,187	-	14,376	-
Life insurance	22,246	-	19,073	-
Total	$105,655	$-	$92,874	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507
2015	$21	$465

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value and are included as a nonindexed guarantee.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account and are included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of variable universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Variable Separate Account. It provides a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423
1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2018
Premiums, considerations or deposits	$-	$122	$-	$6,270	$6,392
Reserves
For accounts with assets at:
Fair value	$-	$2,371	$198	$86,569	$89,138
Amortized cost	-	2,322	-	-	2,322
Total reserves	$-	$4,693	$198	$86,569	$91,460
By withdrawal characteristics:
With market value adjustment	$-	$2,371	$198	$-	$2,569
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	86,493	86,493
At book value without market value adjustment and with current surrender charge less than 5%	-	2,322	-	15	2,337
Subtotal	$-	$4,693	$198	$86,508	$91,399
Not subject to discretionary withdrawal	-	-	-	61	61
Total reserves[1]	$-	$4,693	$198	$86,569	$91,460
1

The total reserves balance does not equal the liabilities related to separate accounts of $92.9 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

	December 31,
(in millions)	2019	2018	2017
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$6,142	$6,392	$6,732
Transfers from separate accounts	(9,470)	(8,461)	(7,327)
Net transfers from separate accounts	$(3,328)	$(2,069)	$(595)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(321)	(303)	(255)
Fees not included in general account transfers	(68)	(58)	(67)
Other miscellaneous adjustments not included in the general account balance	(30)	(38)	(33)
Transfers as reported in the statutory statements of operations	$(3,747)	$(2,468)	$(950)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Common stocks affiliated[1]	2,386	-	-	2,386
Preferred stocks unaffiliated	55	4	-	59
Total stocks	$2,622	$4	$-	$2,626
Total bonds and stocks	$37,746	$2,718	$103	$40,361

December 31, 2018
Bonds:
U.S. Government	$8	$-	$-	$8
States, territories and possessions	363	25	2	386
Political subdivisions	268	35	1	302
Special revenues	2,043	191	6	2,228
Industrial and miscellaneous	24,661	438	738	24,361
Loan-backed and structured securities	5,005	188	59	5,134
Total bonds	$32,348	$877	$806	$32,419
Common stocks unaffiliated	$138	$-	$-	$138
Common stocks affiliated[1]	1,644	-	-	1,644
Preferred stocks unaffiliated	38	6	2	42
Total stocks	$1,820	$6	$2	$1,824
Total bonds and stocks	$34,168	$883	$808	$34,243
1	Includes investment in NLAIC and JNF of $2.2 billion and $169 million as of December 31, 2019, respectively, and $1.5 billion and $175 million as of December 31, 2018, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2019. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,000	$1,009
Due after one year through five years	6,874	7,141
Due after five years through ten years	10,404	10,997
Due after ten years	11,413	12,948
Total bonds excluding loan-backed and structured securities	$29,691	$32,095
Loan-backed and structured securities	5,433	5,640
Total bonds	$35,124	$37,735

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2019
Bonds:
States, territories and possessions	23	1	-	-	23	1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

December 31, 2018
Bonds:
U.S. Government	$-	$-	$1	$-	$1	$-
States, territories and possessions	107	2	-	-	107	2
Political subdivisions	29	1	-	-	29	1
Special revenues	230	4	53	3	283	7
Industrial and miscellaneous	10,798	437	4,314	368	15,112	805
Loan-backed and structured securities	1,950	24	649	41	2,599	65
Total bonds	$13,114	$468	$5,017	$412	$18,131	$880
Common stocks unaffiliated	39	6	-	-	39	6
Preferred stocks unaffiliated	35	2	-	-	35	2
Total bonds and stocks	$13,188	$476	$5,017	$412	$18,205	$888

As of December 31, 2019, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company does not have the intent to sell and has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2019 and 2018.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Amortized cost:
Loans with non-specific reserves	$7,675	$7,783
Loans with specific reserves	14	6
Total amortized cost	$7,689	$7,789
Valuation allowance:
Non-specific reserves	$31	$23
Specific reserves	3	2
Total valuation allowance[1]	$34	$25
Mortgage loans, net of allowance	$7,655	$7,764
1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2019, 2018, and 2017 were immaterial.

As of December 31, 2019 and 2018, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2019
Apartment	$2,958	$125	$3,083	$3,071	$12	$3,083
Industrial	905	-	905	904	1	905
Office	1,305	-	1,305	1,291	14	1,305
Retail	2,167	9	2,176	2,156	20	2,176
Other	220	-	220	220	-	220
Total	$7,555	$134	$7,689	$7,642	$47	$7,689
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

December 31, 2018
Apartment	$3,064	$71	$3,135	$3,135	$-	$3,135
Industrial	953	10	963	959	4	963
Office	1,329	-	1,329	1,323	6	1,329
Retail	2,169	-	2,169	2,167	2	2,169
Other	193	-	193	193	-	193
Total	$7,708	$81	$7,789	$7,777	$12	$7,789
Weighted average DSC ratio	2.08	1.59	2.07	2.07	0.76	2.07
Weighted average LTV ratio	55%	94%	56%	56%	61%	56%

As of December 31, 2019 and 2018, the Company has a diversified mortgage loan portfolio with no more than 23% and 24%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2019 were 12.0% and 3.1%, respectively, and for those originated or acquired during 2018 were 10.0% and 2.8%, respectively. As of December 31, 2019 and 2018, the maximum LTV ratio of any one loan at the time of loan origination was 82% and 85%. As of December 31, 2019 and 2018, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $306 million and $145 million as of December 31, 2019 and 2018, respectively. The Company held $132 million and $101 million of cash collateral on securities lending as of December 31, 2019 and 2018, respectively. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. As of December 31, 2018, the carrying value and fair value of reinvested collateral assets was $101 million. The fair value of bonds acquired with reinvested collateral assets was $134 million and $102 million as of December 31, 2019 and 2018, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $180 million and $48 million of non-cash collateral on securities lending as of December 31, 2019 and 2018, respectively.

Low-Income Housing Tax Credit Funds

The amount of low-income housing tax credits and other tax benefits recognized was $35 million, $33 million and $32 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The partnership interests in low-income housing tax credit funds recognized in the statements of admitted assets, liabilities, capital and surplus was $174 million and $166 million as of December 31, 2019 and 2018, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Bonds	$1,408	$1,378	$1,414
Mortgage loans	353	335	335
Policy loans	45	54	38
Other	276	269	272
Gross investment income	$2,082	$2,036	$2,059
Investment expenses	(108)	(109)	(101)
Net investment income	$1,974	$1,927	$1,958

There was no investment income due and accrued that was nonadmitted as of December 31, 2019 and 2018.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2019	2018	2017
Gross gains on sales	$71	$22	$44
Gross losses on sales	(21)	(16)	(31)
Net realized gains on sales	$50	$6	$13
Net realized derivative losses	(515)	(226)	(382)
Other-than-temporary impairments	(5)	(8)	(3)
Total net realized losses on sales	$(470)	$(228)	$(372)
Tax expense on net losses	7	8	26
Net realized capital losses, net of tax	$(477)	$(236)	$(398)
Less: Realized (losses) gains transferred to the IMR	-	(1)	3
Net realized capital losses, net of tax and transfers to the IMR	$(477)	$(235)	$(401)

For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively. For the year ended December 31, 2017, gross realized gains and gross realized losses on sales of bonds were $42 million and $26 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $496 million and $454 million as of December 31, 2019 and 2018, respectively. As of December 31, 2019 and 2018, there were $45 million and $179 million of commitments to purchase private placement bonds, $147 million and $7 million of outstanding commitments to fund mortgage loans and $0 and $11 million of outstanding commitments to purchase common stock, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. As of December 31, 2019 and 2018, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

December 31, 2018
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	234	2	2	-	-
Cross currency swaps	1,441	79	90	(36)	1
Futures	2,647	-	-	-	-
Total	$4,329	$80	$92	$(37)	$-

Of the $105 million and $92 million of fair value of derivative assets as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company received $68 million and $52 million of cash collateral and $45 million and $22 million in pledged securities, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Of the $20 million and $37 million of fair value of derivative liabilities as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company posted $3 million and $12 million of cash collateral respectively, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $128 million and $127 million as of December 31, 2019 and 2018, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2019	2018	2017	2019	2018	2017
Interest rate swaps	$-	$(5)	$-	$-	$35	$(1)
Options	3	(313)	3	4	244	(64)
Cross currency swaps	(1)	-	-	(13)	65	(103)
Futures	(517)	92	(385)	(169)	132	(41)
Total	$(515)	$(226)	$(382)	$(178)	$476	$(209)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Industrial and miscellaneous	-	3	6	-	9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	1
Liabilities at fair value	$-	$1	$-	$-	1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Special Revenues	$-	$1	$-	$-	$1
Industrial and miscellaneous	-	7	8	-	15
Common stocks unaffiliated	45	78	1	14	138
Derivative assets	-	-	2	-	2
Separate account assets	88,994	2,106	80	1,390	92,570
Assets at fair value	$89,039	$2,192	$91	$1,404	$92,726
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2017	$8	$1	$278	$61	$348
Net gains (losses):
In operations	2	(1)	(313)	-	(312)
In surplus	1	-	244	19	264
Purchases	3	1	36	-	40
Sales	(7)	-	(243)	-	(250)
Transfers into Level 3	4	-	-	-	4
Transfers out of Level 3	(3)	-	-	-	(3)
Balance as of December 31, 2018	$8	$1	$2	$80	91
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2018 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts	$-	$-	$22,186	$22,186	$25,720
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$22,186	$22,205	$25,742

December 31, 2018
Assets:
Bonds[1]	$1,139	$30,416	$848	$32,403	$32,332
Preferred stocks unaffiliated	-	42	-	42	38
Mortgage loans, net of allowance	-	-	7,677	7,677	7,764
Policy loans	-	-	905	905	905
Derivative assets	-	90	-	90	98
Short-term investments	-	813	-	813	813
Securities lending collateral assets	100	1	-	101	101
Separate account assets	3	298	-	301	304
Total assets	$1,242	$31,660	$9,430	$42,332	$42,355
Liabilities:
Investment contracts	$-	$-	$23,511	$23,511	$25,432
Derivative liabilities	-	36	-	36	19
Total liabilities	$-	$36	$23,511	$23,547	$25,451
1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(8)	Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities. As of December 31, 2017, the unfavorable impact to capital and surplus as a result of the remeasurement of the gross deferred tax assets and liabilities was partially offset by the favorable change in non-admitted assets, which includes the reclassification of the AMT credit to an admitted income tax receivable. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $52 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $11 million increase to the provisional amounts recorded, with no impact to net deferred tax assets.

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$701	$57	$758
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$701	$57	$758
Less: Deferred tax assets nonadmitted	(73)	(33)	(106)
Net admitted deferred tax assets	$628	$24	$652
Less: Deferred tax liabilities	(119)	(1)	(120)
Net admitted deferred tax assets	$509	$23	$532

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2019	2018	Change
Adjusted gross deferred tax assets	$774	$758	$16
Total deferred tax liabilities	(136)	(120)	(16)
Net deferred tax assets	$638	$638	$-
Less: Tax effect of unrealized gains			29
Change in deferred income tax			$(29)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized[1]	509	23	532
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	119	1	120
Admitted deferred tax assets	$628	$24	$652
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2019 and 2018, the threshold limitation for adjusted capital and surplus was $1.2 billion and $927 million, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.1 billion and $6.2 billion as of December 31, 2019 and 2018, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,296% and 1,081% as of December 31, 2019 and 2018, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

	December 31, 2018
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	12.14%	0.00%	12.14%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2019 and 2018.

There are no temporary differences for which deferred tax liabilities are not recognized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2019	2018	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$107	$1
Investments	88	35	53
Deferred acquisition costs	201	136	65
Policyholders' dividends accumulation	5	6	(1)
Compensation and benefits accrual	10	11	(1)
Tax credit carry-forward	303	391	(88)
Other	15	15	-
Subtotal	$730	$701	$29
Nonadmitted	(13)	(73)	60
Admitted ordinary deferred tax assets	$717	$628	$89
Capital:
Investments	44	57	(13)
Subtotal	$44	$57	$(13)
Nonadmitted	(24)	(33)	9
Admitted capital deferred tax assets	$20	$24	$(4)
Admitted deferred tax assets	$737	$652	$85

Deferred tax liabilities
Ordinary:
Investments	$(26)	$(35)	$9
Deferred and uncollected premium	(6)	(7)	1
Future policy benefits and claims	(58)	(73)	15
Deferred acquisition costs	(43)	-	(43)
Other	(1)	(4)	3
Subtotal	$(134)	$(119)	$(15)
Capital:
Investments	(2)	(1)	(1)
Subtotal	$(2)	$(1)	$(1)
Deferred tax liabilities	$(136)	$(120)	$(16)
Net deferred tax assets	$601	$532	$69

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Current income tax (benefit) expense	$(66)	$73	$(429)
Change in deferred income tax (without tax on unrealized gains and losses)	29	(72)	446
Total income tax (benefit) expense reported	$(37)	$1	$17

Income before income and capital gains taxes	$563	$783	$610
Federal statutory tax rate	21%	21%	35%
Expected income tax expense at statutory tax rate	$118	$164	$214
Decrease in actual tax reported resulting from:
Dividends received deduction	(101)	(99)	(267)
Change in tax reserves	-	16	(14)
Tax credits	(53)	(51)	(81)
Tax (benefit) expense related to the Act[1]	-	(26)	163
Other	(1)	(3)	2
Total income tax (benefit) expense reported	$(37)	$1	$17
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Act.

The Company has $6 million and $0 in federal income tax expense available for recoupment in the event of future net losses as of December 31, 2019 and 2018, respectively.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. The Company had $159 million and $284 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019 and 2018, respectively.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2019:

(in millions)	Amount	Origination	Expiration
Business credits	$7	2010	2030
Business credits	$11	2011	2031
Business credits	$9	2012	2032
Business credits	$9	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

AGMC Reinsurance, Ltd.	Nationwide Financial General Agency, Inc.
Allied General Agency Company	Nationwide Financial Services, Inc.
Allied Group, Inc.	Nationwide General Insurance Company
Allied Holdings (Delaware), Inc.	Nationwide Global Holdings, Inc.
Allied Insurance Company of America	Nationwide Indemnity Company
Allied Property and Casualty Insurance Company	Nationwide Insurance Company of America
Allied Texas Agency, Inc.	Nationwide Insurance Company of Florida
AMCO Insurance Company	Nationwide Investment Services Corporation
American Marine Underwriters, Inc.	Nationwide Life and Annuity Insurance Company
Crestbrook Insurance Company	Nationwide Life Insurance Company
Depositors Insurance Company	Nationwide Lloyds
DVM Insurance Agency, Inc.	Nationwide Member Solutions Agency, Inc.
Eagle Captive Reinsurance, LLC	Nationwide Property and Casualty Ins. Company
Freedom Specialty Insurance Company	Nationwide Retirement Solutions, Inc.
Harleysville Group, Inc.	Nationwide Trust Company, FSB
Harleysville Insurance Company	NBS Insurance Agency, Inc.
Harleysville Insurance Company of New Jersey	NWD Investment Management, Inc.
Harleysville Insurance Company of New York	On Your Side Nationwide Insurance Agency, Inc.
Harleysville Lake States Insurance Company	Premier Agency, Inc.
Harleysville Life Insurance Company	Registered Investment Advisors Services, Inc.
Harleysville Preferred Insurance Company	Riverview International Group, Inc.
Harleysville Worcester Insurance Company	Scottsdale Indemnity Company
Jefferson National Financial Corporation	Scottsdale Insurance Company
Jefferson National Securities Corporation	Scottsdale Surplus Lines Insurance Company
JNF Advisors, Inc.	THI Holdings (Delaware), Inc.
Lone Star General Agency, Inc.	Titan Auto Insurance of New Mexico, Inc.
National Casualty Company	Titan Indemnity Company
Nationwide Advantage Mortgage Company	Titan Insurance Company
Nationwide Affinity Insurance Company of America	Titan Insurance Services, Inc.
Nationwide Agribusiness Insurance Company	V.P.I. Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria National Insurance Company
Nationwide Financial Assignment Company	Victoria Select Insurance Company

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2019 and 2018.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2019	2018
$750 million commercial paper program (1.75%)	$200	$362
Accrued interest payable	3	3
Total short-term debt	$203	$365

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2018, the Company had access to borrow up to $250 million from the FHLB to provide financing for operations that expired on March 22, 2019. In March 2019, the Company renewed the agreement with the FHLB until March 22, 2020 and increased the borrowing limit from $250 million to $300 million. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.0 billion and $5.8 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2019 and 2018, respectively.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2019 and 2018.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2019 and 2018.

The amount of interest paid on short-term debt was immaterial in 2019, 2018 and 2017.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million and $25 million in membership stock and as part of the agreement, purchased and held an additional $53 million in activity stock as of December 31, 2019 and 2018, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company's liability for advances from the FHLB was $1.8 billion and $2.5 billion as of December 31, 2019 and 2018, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.2 billion (1.4% of total admitted assets) as of December 31, 2019 and $3.1 billion (2.2% of total admitted assets) as of December 31, 2018, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/20/2059
Total		$1,100	$1,100	$54	$934	$-

December 31, 2018
12/19/2001	7.50%	$300	$300	$23	$383	$-	12/31/2031
6/27/2002	8.15%	300	300	24	399	-	6/27/2032
12/23/2003	6.75%	100	100	7	98	-	12/23/2033
Total		$700	$700	$54	$880	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11) Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2019, 2018 and 2017 included premiums of $529 million, $506 million and $483 million, respectively, benefits and claims, net of third party reinsurance recoveries of $17 million, $14 million, and $8 million respectively, net investment earnings on funds withheld assets of $33 million, $20 million and $19 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $2 million, respectively. As of December 31, 2019 and 2018, the carrying value of the funds withheld assets was $795 million and $870 million, respectively, which consists of bonds and short-term investments that had a carrying value of $722 million and $785 million, respectively, and mortgage loans that had a carrying value of $73 million and $85 million, respectively. As of December 31, 2019 and 2018, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $275 million and $638 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $248 million as of December 31, 2019, and amounts receivable from Eagle were $241 million as of December 31, 2018.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $279 million, $257 million and $158 million for the years ended December 31, 2019, 2018 and 2017, respectively, while benefits, claims and expenses ceded were $273 million, $237 million and $108 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2019, 2018 and 2017 and include premiums of $14 million, $14 million and $24 million, respectively, net investment income of $49 million, $58 million and $84 million, respectively, and benefits, change in reserves and other expenses of $251 million, $358 million and $566 million, respectively. The reserve adjustment for 2019, 2018 and 2017 of $(246) million, $(352) million and $(553) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.2 billion and $1.4 billion as of December 31, 2019 and 2018, respectively, and amounts payable related to this agreement were $0.4 million and $5 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $39 million and $40 million as of December 31, 2019 and 2018, respectively. Total premiums assumed under this treaty were $11 million, $8 million and $9 million during 2019, 2018 and 2017, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $157 million as of December 31, 2019 and 2018.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2019 and 2018 were $438 million and $470 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), Transamerica Financial Life Insurance Company (“TFLIC”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2019 and 2018. Total reserve credits taken on these contracts as of December 31, 2019 and 2018 totaled $90 million and $89 million for each year, from SBL, $54 million and $63 million, respectively, from TFLIC and $41 million and $44 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

(12) Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC and NSC totaling $220 million, $235 million and $224 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.5 billion, $3.4 billion and $3.4 billion as of December 31, 2019, 2018 and 2017, respectively. Total revenues from these contracts were $120 million, $119 million and $125 million for the years ended December 31, 2019, 2018 and 2017, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $112 million, $107 million and $111 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC of $11 million, $10 million and $11 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2019, 2018 and 2017.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2019, 2018 and 2017, customer allocations to NFG funds totaled $66.8 billion, $60.7 billion and $65.8 billion, respectively. For the years ended December 31, 2019, 2018 and 2017, NFG paid the Company $227 million, $227 million and $219 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $616 million, $754 million and $30 million as of December 31, 2019, 2018 and 2017, respectively.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2019, 2018 and 2017 was $71 million, $72 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2038. As of December 31, 2019 and 2018, the Company had mortgage loans outstanding of $348 million and $321 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2019 and 2018, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2019, there was no outstanding borrowings from affiliated entities at any given time. During 2018, the most the Company had outstanding at any given time was $65 million, and the amount the Company incurred for interest expense on intercompany repurchase agreements during 2019, 2018 and 2017 were immaterial.

During 2019, 2018 and 2017, the Company received capital contributions of $600 million, $435 million and $0, respectively, from NFS.

During 2019, 2018 and 2017, the Company paid capital contributions of $400 million, $565 million and $400 million, respectively, to NLAIC.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million. On December 31, 2018, the Company made a capital contribution of $180 million to Eagle.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

During 2019 and 2018, Eagle made distributions to the Company based on their earned surplus position. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million. On November 9, 2018, the Company received a dividend distribution of $103 million from Eagle that was declared on September 26, 2018. On August 10, 2018, the Company received a dividend distribution of $102 million from Eagle that was declared on June 27, 2018. On May 10, 2018, the Company received a dividend distribution of $45 million from Eagle that was declared on March 28, 2018.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (“NTC”), formerly known as Nationwide Bank, an affiliate of the Company, were transferred to the Company along with $772 million of cash, $155 million of commercial mortgage loans and $109 million of bonds. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB. Additionally, the Company acquired $6 million of commercial mortgage loans from NTC.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $69 million and $66 million as of December 31, 2019 and 2018, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there would be no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC's single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2019 and 2018 were approximately $9 million and $10 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14) Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2019, 2018 and 2017, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2019, was $8.8 billion and statutory net income for 2019 was $629 million. As of January 1, 2020, the Company has the ability to pay dividends to NFS totaling $882 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I      Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2019:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. Government corporations	$2	$2	$2
	U.S government and agencies	117	143	117
	Obligations of states and political subdivisions	3,266	3,699	3,266
	Foreign governments	65	73	65
	Public utilities	3,563	3,805	3,549
	All other corporate, mortgage-backed and asset-backed securities	28,176	30,015	28,125
	Total fixed maturity securities	$35,189	$37,737	$35,124
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	62	61	61
	Industrial, miscellaneous and all other	115	120	120
	Nonredeemable preferred stocks	55	59	55
	Total equity securities[1]	$232	$240	$236
	Mortgage loans[2]	7,689		7,655
	Short-term investments	556		556
	Policy loans	903		903
	Other long-term investments[3]	1,039		1,039
	Total invested assets	$45,608		$45,513
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $145 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III     Supplementary Insurance Information

As of December 31, 2019, 2018 and 2017 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Workplace Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229
Total		$39,139			$10,168
2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Workplace Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456
Total		$38,337			$9,829
2017
Life Insurance		$5,096			$413
Annuities		8,147			4,424
Workplace Solutions		18,771			3,986
Corporate Solutions and Other		5,043			1,580
Total		$37,057			$10,403

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income [3]	Benefits, claims, losses and settlement expenses [4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses[3]	Premiums written
2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Workplace Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105
Total	$1,974	$16,957		$417
2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Workplace Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64
Total	$1,927	$15,367		$398
2017
Life Insurance	$279	$779		$151
Annuities	324	7,452		54
Workplace Solutions	807	5,662		151
Corporate Solutions and Other	548	915		110
Total	$1,958	$14,808		$466
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV      Reinsurance

As of December 31, 2019, 2018 and 2017 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864

2017
Life insurance in force	$144,675	$(32,608)	$831	$112,898
Premiums:
Life Insurance[1]	$2,109	$(125)	$9	$1,993
Accident and health insurance	238	(238)	-	-
Total	$2,347	$(363)	$9	$1,993
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V      Valuation and Qualifying Accounts

Years ended December 31, 2019, 2018 and 2017:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25

2017
Valuation allowances - mortgage loans	$26	$1	$(4)	$23
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 24. Financial Statements and Exhibits
A)	Financial Statements
1)	Nationwide Variable Account-9:
Report of Independent Registered Public Accounting Firm.
Statements of Assets, Liabilities and Contract Owners’ Equity as of December 31, 2019.
Statements of Operations for the year ended December 31, 2019.
Statements of Changes in Contract Owners’ Equity for the years ended December 31, 2019 and 2018.
Notes to Financial Statements.
2)	Nationwide Life Insurance Company:
Independent Auditors’ Report.
Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus as of December 31, 2019 and 2018.
Statutory Statements of Operations for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Changes in Capital and Surplus for the years ended December 31, 2019, 2018 and 2017.
Statutory Statements of Cash Flow for the years ended December 31, 2019, 2018 and 2017.
Notes to Statutory Financial Statements.
B)	Exhibits
1)	Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously June 11, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1040376/0000950152-97-004443.txt
2)	Not Applicable.
3)	Underwriting or Distribution of Contracts between the Depositor and NISC as Principal Underwriter – Filed previously on June 11, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1040376/0000950152-97-004443.txt
Underwriting or Distribution of Contracts between the Depositor and SDI as Principal Underwriter – Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (333-28995) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1040376/000095015200003153/0000950152-00-003153.txt
Underwriting or Distribution of contracts between the Depositor and Waddell & Reed, Inc. – Filed previously on April 26, 2000 with Post-Effective Amendment No. 8 to the Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1040376/000095015200003153/0000950152-00-003153.txt
4)	The form of the variable annuity contract – Filed previously on June 11, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1040376/0000950152-97-004443.txt
5)	Variable Annuity Application – Filed previously on June 11, 1997 with the initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1040376/0000950152-97-004443.txt
6)	Depositor’s Certificate of Incorporation and By-Laws –

a)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6a.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6a.htm
b)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6b.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6b.htm
c)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164125) on January 4, 2010 as document "exhibit6c.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/904817/000119090309001829/exhibit6c.htm
7)	Contract of Reinsurance – National Education Association – Filed previously with Registration Statement (File No. 333-28995) and hereby incorporated by reference.
8)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/amcentfpa99h2.htm
4)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/blackrockfpa.htm
5)	Fund Participation Agreement with Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. dated December 7, 2015 with the registration statement under 333-103095, post-effective amendment number 39 filed on April 13, 2017 as document columbiafpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119312517122065/d324999dex9926h.htm
6)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/delawarefpa.htm
7)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/dreyfusfpa99h3.htm

8)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/eatonvancefpa.htm
9)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fedfpa99h4.htm
10)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidifpa99h5.htm
11)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiifpa99h6.htm
12)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiiifpa99h7.htm
13)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/frankfpa99h8.htm
14)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/goldmansachsfpa.htm
15)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/janusfpa99h9a.htm
16)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
https://www.sec.gov/Archives/edgar/data/1065753/000119090308000257/jpmorgan.htm
17)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/lazardfpa.htm
18)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm

https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/lordabbettfpa.htm
19)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
https://www.sec.gov/Archives/edgar/data/1755596/000119312519240641/d737458dex9924b24.htm
20)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12b.htm
21)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/neuberfpa99h13.htm
22)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/oppenfpa99h14.htm
23)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pimcofpa.htm
24)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/putnamfpa.htm
25)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/roycefpa.htm
26)	Fund Participation Agreement with Security Distributors, Inc., and Security Benefit Life Insurance Company dated June 9, 2006 with the registration statement under 333-28995, post-effective amendment number 30 filed on April 22, 2008 as document sbl_fpa.htm
https://www.sec.gov/Archives/edgar/data/1040376/000119090308000175/sbl_fpa.htm
27)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090308000146/rydexfundpartagreement.htm
28)	Fund Participation Agreement with Unified Financial Securities and Huntington Asset Advisors, Inc. dated August 13, 2010 with the registration statement under 333-164886, post effective amendment number 2 filed on October 26, 2010 as document huntingtonfpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119090310001883/huntingtonfpa.htm
29)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., as amended, dated February 1, 2002 with the registration statement under 033-89560, post-effective amendment number 25 filed on April 23, 2008 as document vankampenfpa.htm

https://www.sec.gov/Archives/edgar/data/927751/000119090308000181/vankampenfpa.htm
30)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/trowefpa99h15.htm
31)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/vaneckfpa.htm
32)	Fund Participation Agreement with The Victory Variable Insurance Funds, Key Asset Management Inc., and BISYS Fund Services dated June 30, 1999 with the registration statement under 333-103094, post-effective amendment number 30 filed on April 20, 2011 as document victoryfpa.htm
https://www.sec.gov/Archives/edgar/data/356514/000119090311000343/victoryfpa.htm
33)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/waddellreedfpa.htm
34)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/wellsfargofpa.htm
35)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust) dated May 2, 2005, as amended, filed on July 17, 2007 with pre-effective amendment number 1 of registration statement (333-140608) under document "nwfpa99h12a.htm"
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12a.htm
36)	Fund Participation Agreement with Nationwide Financial Services, Inc., Mutual Fund & Variable Insurance Trust, and Northern Lights Distributors, LLC, dated January 25, 2019, filed on February 7, 2019 with post effective amendment number 20 of registration statement (333-124048) under document "d699044dex99nnn.htm"
https://www.sec.gov/Archives/edgar/data/1005336/000119312519030616/d699044dex99nnn.htm
37)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119312519110239/d674921dex9926h32.htm
9)	Opinion of Counsel - Filed previously on November 6, 1997 with initial Registration Statement (File No. 333-28995) and is hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1040376/0000950152-97-004443.txt
10)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
11)	Not Applicable.
12)	Not Applicable.
99)	Power of Attorney – Attached hereto.

Item 25. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Executive Vice President- - Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President	Harry H. Hallowell
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Enterprise Brand Marketing	Jennifer B. MacKenzie
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Nationwide Financial Network	Joseph D. Sprague
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 27. Number of Contract Owners
The number of Contract Owners of Qualified and Non-Qualified Contracts as of March 9, 2020, was 23,900 and 17,734 respectively.
Item 28. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7
Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.

c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Security Distributors, LLC ("SDL")
a)	Security Distributors, LLC ("SDL"), a subsidiary of Security Benefit Corporation, serves as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Nationwide Life Insurance Company:

Nationwide Multi-Flex Variable Account
Nationwide Variable Account-9
SDL also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of Security Benefit Life Insurance Company:
SBL Variable Annuity Account I
SBL Variable Annuity Account III
SBL Variable Annuity Account IV
Security Varilife Separate Account (Security Elite Benefit)
Security Varilife Separate Account (Security Varilife)
SBL Variable Life Insurance Account (Varilife)
Parkstone Advantage Variable Annuity
Variflex Separate Account (Variflex)
Variflex Separate Account (Variflex ES)
Variable Annuity Account VIII (Variflex Extra Credit)
Variable Annuity Account VIII (Variflex LS)
Variable Annuity Account VIII (Variflex Signature)
Variable Annuity Account XI (Scarborough Advantage Variable Annuity)
SBL Variable Annuity Account XIV (AdvisorDesigns Variable Annuity)
SBL Variable Annuity Account XIV (AEA Variable Annuity)
SBL Variable Annuity Account XIV (AdvanceDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns Variable Annuity)
SBL Variable Annuity Account XIV (EliteDesigns II Variable Annuity)
SBL Variable Annuity Account XIV (NEA Valuebuilder)
SBL Variable Annuity Account XIV (NEA Valuebuilder Retirement Income Director Variable Annuity)
SBL Variable Annuity Account XIV (SecureDesigns Variable Annuity)
SBL Variable Annuity Account XIV (Security Benefit Advisor Variable Annuity)
SBL Variable Annuity Account XVII (Classic Strategies Variable Annuity)
SBL Variable Annuity Account XVII (ThirdFed Variable Annuity)
T. Rowe Price Variable Annuity Account
SDL also acts as principal underwriter and general distributor for contracts issued by the following separate investment accounts of First Security Benefit Life Insurance and Annuity Company of New York:
Variable Annuity Account A (AdvisorDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns Variable Annuity)
Variable Annuity Account A (EliteDesigns II Variable Annuity)
Variable Annuity Account B (SecureDesigns Variable Annuity)
Variable Annuity Account B (AdvanceDesigns Variable Annuity)
T. Rowe Price Variable Annuity Account of First Security Benefit Life Insurance and Annuity Company of New York

b)	Directors and Officers of SDL:

David G. Byrnes	President and Head of Distribution
Tom Y. Wang	Treasurer
Yolande C. Nichols	Chief Compliance Officer
Kurt E. Auleta	Senior Vice President, Sales Operations
Justin A. Jacquinot	Senior Vice President, Direct Relationships
James J. Kiley	Senior Vice President, Education Markets
Michael T. Maghini	Senior Vice President
Kenneth J. Rathke	Senior Vice President
Michael K. Reidy	Senior Vice President
Mark W. Turner	Senior Vice President, Education Markets
Kevin M. Watt	Senior Vice President
Carmen R. Hill	Vice President and Assistant Secretary
Christopher D. Swickard	Vice President and Secretary
Donald A. Wiley	Vice President
Mark J. Carr	Assistant Vice President
Aaron M. Tallen	Assistant Vice President
Gregory C. Garhart	AML Compliance Officer
Susan J. Lacey	Assistant Treasurer
SDL's principal business address is One Security Benefit Place, Topeka, Kansas 66636-0001, except as indicated.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Security Distributors, LLC	$287,087	$0	$0	$0
Waddell & Reed, Inc.
(a)	Waddell & Reed, Inc. serves as principal underwriter and general distributor for contracts issued through the following separate investment accounts of Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company:

Nationwide Variable Account-9
Nationwide Variable Account-12
Nationwide VA Separate Account-D
Nationwide VL Separate Account-G
Nationwide VLI Separate Account-5
Nationwide VLI Separate Account-7
Also, Waddell & Reed, Inc. serves as principal underwriter and general distributor for the following management investment companies:
InvestEd Portfolios
InvestEd Conservative Portfolio
InvestEd Balanced Portfolio
InvestEd Growth Portfolio
InvestEd Aggressive Portfolio
InvestEd Income Portfolio
InvestEd Fixed Income Portfolio
(b)	Directors and Officers of Waddell & Reed, Inc.:

Shawn M. Mihal	President and Director
Jacquelyn E. Glenn	Senior Vice President and Chief Supervisory Officer
Mark P. Buyle	Senior Vice President and General Counsel
Brent K. Bloss	Chairman of the Board, Director and Senior Vice President

Benjamin R. Clouse	Senior Vice President, Director and Chief Financial Officer
Michael J. Daley	Senior Vice President, Chief Accounting Officer and Treasurer
Vedrana Balta	Secretary
Elizabeth A. Hansen	Senior Vice President and Chief Compliance Officer
Christopher W. Rackers	Senior Vice President and Chief Administrative Officer
Jennifer K. Dulski	Senior Vice President and Associate General Counsel
Jennifer G. Lepentis	Senior Vice President and Associate General Counsel
Amy E. Rush	Senior Vice President and Associate General Counsel
Kimberly A. Wingate	Senior Vice President and Associate General Counsel
Matthew K. Reeves	Senior Vice President
Catherine K. Suchecki	Senior Vice President
Matthew P. Waldman	Senior Vice President
The principal business address of Waddell & Reed, Inc. is 6300 Lamar Avenue, Overland Park, Kansas 66202-4247. Waddell & Reed, Inc. was organized as a Delaware corporation in 1981 and has, through predecessor companies, offered financial products and services since 1937.
(c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Waddell & Reed, Inc.	N/A	N/A	N/A	N/A
Item 30. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 31. Management Services
Not Applicable
Item 32. Undertakings
The Registrant hereby undertakes to:
a)	file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
b)	include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
c)	deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.
The Registrant represents that any of the contracts which are issued pursuant to Section 403(b) of the Internal Revenue Code, are issued by Nationwide through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Internal Revenue Code.

Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of the Securities Act of 1933 Rule 485(b) for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 17, 2020.
Nationwide Variable Account-9
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 17, 2020.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Jamie Ruff Casto
Jamie Ruff Casto Attorney-in-Fact